Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BONDS - 0.0%
CORPORATE BONDS - 0.0%
FOOD, BEVERAGE & TOBACCO - 0.0%
INR 4,636,868 Britannia Industries Ltd 5 .500% 06/03/24 $ 55
TOTAL FOOD, BEVERAGE & TOBACCO 55
TOTAL CORPORATE BONDS 55
(Cost $64)
TOTAL BONDS 55
(Cost $64)
SHARES COMPANY
COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 2.3%
64,000 Actron Technology Corp 307
648,690 * Adient plc 18,001
193,953 Aisin Seiki Co Ltd 4,992
469,042 * American Axle & Manufacturing Holdings, Inc 3,204
417,741 Apollo Tyres Ltd 1,420
416,727 * Aptiv plc 32,592
97,838 ARB Corp Ltd 1,738
80,854 Asahi India Glass Ltd 628
524,899 *,e,g Aston Martin Lagonda Global Holdings plc 688
96,062,207 Astra International Tbk PT 41,571
34,425 Autoliv, Inc 2,294
50,904 Autoliv, Inc 3,436
3,451 e Autoneum Holding AG. 289
78,167 Bajaj Holdings and Investment Ltd 3,373
86,123 Balkrishna Industries Ltd 1,982
351,342 Bayerische Motoren Werke AG. 23,813
8,212 Bayerische Motoren Werke AG. (Preference) 533
273,626 Bharat Forge Ltd 2,322
64,709 BorgWarner, Inc 2,032
375,357 Bridgestone Corp 12,139
1,248,497 *,† Brilliance China Automotive Holdings Ltd 2
125,343 BYD Co Ltd 4,446
924,862 BYD Co Ltd (H shares) 22,784
20,083 *,e Canoo, Inc 38
23,001 Ceat Ltd 443
154,475 *,e Cenntro Electric Group Ltd 159
5,639 Changzhou Xingyu Automotive Lighting Systems Co Ltd 121
2,006,885 Cheng Shin Rubber Industry Co Ltd 2,249
270,000 China Motor Corp 344
131,008 Chongqing Changan Automobile Co Ltd 231
63,579 Cie Automotive S.A. 1,317
1,743,218 Cie Generale des Etablissements Michelin S.C.A 39,058
70,320 Cie Plastic Omnium SA 922
1,012,420 * Cofide S.p.A. 391
425,432 Continental AG. 18,878
68,000 Cub Elecparts, Inc 356
514,786 Daimler AG. (Registered) 26,031
749,785 Dana Inc 8,570
451,806 Denso Corp 20,658
388,936 e,g Dometic Group AB 1,995
4,030 Dong Ah Tire & Rubber Co Ltd 172
2,202,517 Dongfeng Motor Group Co Ltd 1,177

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,741 * Dorman Products, Inc $ 307
225,129 * Dr ING hc F Porsche AG. 18,203
1,247,200 Drb-Hicom BHD 350
155,429 Eicher Motors Ltd 6,963
50,401 ElringKlinger AG. 289
36,365 g Endurance Technologies Ltd 634
35,582 Exedy Corp 406
527,721 Exide Industries Ltd 1,011
91,893 *,e Faraday Future Intelligent Electric, Inc 58
191,261 Faurecia 2,070
158,086 FAW Jiefang Group Co Ltd 160
41,700 FCC Co Ltd 381
122,131 Ferrari NV 22,617
20,952 *,e Fisker, Inc 158
2,036,878 Ford Motor Co 22,813
68,655 Ford Otomotiv Sanayi AS 1,209
44,569 * Fox Factory Holding Corp 3,525
457,405 Freni Brembo SpA 3,773
456,601 Fuji Heavy Industries Ltd 6,900
80,263 Fuyao Glass Industry Group Co Ltd - A 404
683,362 g Fuyao Glass Industry Group Co Ltd - H 2,740
6,884,302 Geely Automobile Holdings Ltd 9,421
1,043,309 General Motors Co 33,480
62,811 Gentex Corp 1,497
7,487 * Gentherm, Inc 372
383,163 g Gestamp Automocion S.A. 1,137
6,290 Global & Yuasa Battery Co Ltd 174
60,000 Global PMX Co Ltd 322
1,570,745 * Goodyear Tire & Rubber Co 15,849
88,159 Great Wall Motor Co Ltd 343
7,478,246 Great Wall Motor Co Ltd 8,526
28,100 G-Tekt Corp 246
260,200 Guangzhou Automobile Group Co Ltd 442
2,337,042 Guangzhou Automobile Group Co Ltd - H 1,661
170,181 GUD Holdings Ltd 807
8,639 Halla Holdings Corp 190
84,721 Hankook Tire Co Ltd 2,068
34,340 Hankook Tire Worldwide Co Ltd 297
205,753 Hanon Systems 1,186
109,623 Harley-Davidson, Inc 3,824
130,999 Hero Honda Motors Ltd 4,077
9,090 *,e Holley, Inc 37
1,589,786 Honda Motor Co Ltd 34,508
2,188,000 Hota Industrial Manufacturing Co Ltd 6,288
153,815 Huayu Automotive Systems Co Ltd 357
662,000 e Huazhong In-Vehicle Holdings Co Ltd 214
30,200 Huizhou Desay Sv Automotive Co Ltd 585
72,153 Hyundai Mobis 9,524
157,817 Hyundai Motor Co 19,260
40,791 Hyundai Motor Co Ltd (2nd Preference) 2,372
25,572 Hyundai Motor Co Ltd (Preference) 1,495
19,957 Hyundai Wia Corp 828
12,547 * Iljin Hysolus Co ltd 255
374,751 Isuzu Motors Ltd 4,144
493,342 Johnson Electric Holdings Ltd 492
252,600 JTEKT Corp 1,607
19,696 Kayaba Industry Co Ltd 422
669,000 Kenda Rubber Industrial Co Ltd 671
340,373 Kia Motors Corp 16,941
875,574 * Koito Manufacturing Co Ltd 11,971
137,749 * Kumho Tire Co, Inc 318

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
5,326 LCI Industries, Inc $ 540
16,190 Lear Corp 1,938
628,022 * Li Auto, Inc (ADR) 14,451
56,280 Linamar Corp 2,192
118,651 *,e Lordstown Motors Corp 217
480,679 *,e Lucid Group, Inc 6,715
173,433 *,e Luminar Technologies, Inc 1,263
345,507 e Magna International, Inc 16,391
991,176 Mahindra & Mahindra Ltd 15,335
133,990 Mahindra CIE Automotive Ltd 451
47,700 Mahle-Metal Leve S.A. Industria e Comercio 206
40,049 Mando Corp 1,225
83,920 e Martinrea International, Inc 519
144,027 Maruti Suzuki India Ltd 15,547
376,497 Mazda Motor Corp 2,500
10,480 MGI Coutier 150
81,462 Minda Corp Ltd 206
188,050 Minda Industries Ltd 1,284
871,426 Minth Group Ltd 1,914
1,260,500 * Mitsubishi Motors Corp 4,525
80,567 * Modine Manufacturing Co 1,043
1,485,163 Motherson Sumi Systems Ltd 1,976
2,133,952 Motherson Sumi Wiring India Lt 2,269
15,048 * Motorcar Parts of America, Inc 229
2,149 MRF Ltd 2,146
41,991 * Mullen Automotive, Inc 14
54,638 e Musashi Seimitsu Industry Co Ltd 588
36,111 *,e Myoung Shin Industrial Co Ltd 432
456,000 * Nan Kang Rubber Tire Co Ltd 534
2,406,398 *,e,g Nemak SAB de C.V. 529
39,889 Nexen Tire Corp 199
590,000 e Nexteer Automotive Group Ltd 319
579,900 NGK Spark Plug Co Ltd 10,285
239,915 NHK Spring Co Ltd 1,412
98,712 Nifco, Inc 2,063
31,911 Ningbo Joyson Electronic Corp 59
48,478 Ningbo Tuopu Group Co Ltd 501
1,530,272 * NIO, Inc (ADR) 24,132
60,053 Nippon Seiki Co Ltd 314
1,525,643 * Nissan Motor Co Ltd 4,917
126,910 e Nissan Shatai Co Ltd 713
36,300 *,e Niu Technologies (ADR) 149
105,188 NOK Corp 821
159,077 Nokian Renkaat Oyj 1,531
48,700 Pacific Industrial Co Ltd 344
81,968 Patrick Industries, Inc 3,593
273,786 Piaggio & C S.p.A. 551
37,394 e Piolax Inc 459
430,602 g Pirelli & C S.p.A 1,403
467,453 Porsche AG. 26,338
210,500 Prinx Chengshan Cayman Holding Ltd 174
91,558 PWR Holdings Ltd 496
1,970,000 Qingling Motors Co Ltd 256
65,584 *,e QuantumScape Corp 552
450,235 * Renault S.A. 12,182
451,370 *,e Rivian Automotive, Inc 14,855
9,478 S&T Daewoo Co Ltd 276
366,723 SAIC Motor Corp Ltd 736
217,700 Sailun Group Co Ltd 309
584,000 Sanyang Industry Co Ltd 702
148,052 Schaeffler AG. 664

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
64,605 Shandong Linglong Tyre Co Ltd $ 165
15,300 Shenzhen Kedali Industry Co Ltd 207
65,800 Shoei Co Ltd 2,387
19,128 SL Corp 427
67,690 *,e Solid Power, Inc 356
1,121,900 Sri Trang Agro-Industry PCL (Foreign) 578
15,639 Standard Motor Products, Inc 508
166,500 Stanley Electric Co Ltd 2,614
713,033 Stellantis NV 8,423
169,588 * Stoneridge, Inc 2,875
440,640 Sumitomo Electric Industries Ltd 4,473
41,417 Sumitomo Riko Co Ltd 161
210,300 Sumitomo Rubber Industries, Inc 1,674
4,973 Sundaram-Clayton Ltd 278
115,348 Sundram Fasteners Ltd 1,283
67,753 Suprajit Engineering Ltd 283
242,458 Suzuki Motor Corp 7,548
1,894,385 * Tata Motors Ltd 9,321
205,694 * Tenneco, Inc 3,577
3,650,061 * Tesla, Inc 968,179
95,357 Thor Industries, Inc 6,673
412,538 g TI Fluid Systems plc 554
826,000 e Tianneng Power International Ltd 719
81,547 Tokai Rika Co Ltd 778
440,000 Tong Yang Industry Co Ltd 667
57,068 Topre Corp 438
379,525 e Toyo Tire & Rubber Co Ltd 4,131
80,700 Toyoda Gosei Co Ltd 1,222
92,795 Toyota Boshoku Corp 1,137
19,476,355 * Toyota Motor Corp 254,565
10,261 Trigano S.A. 901
108,700 TS Tech Co Ltd 1,066
128,628 Tube Investments of India Ltd 4,314
106,000 Tung Thih Electronic Co Ltd 588
85,800 Tupy S.A. 399
281,879 TVS Motor Co Ltd 3,553
395,700 UMW Holdings BHD 254
1,205,329 Valeo S.A. 18,212
44,391 *,g Varroc Engineering Ltd 179
13,968 * Visteon Corp 1,481
24,780 * Vitesco Technologies Group AG. 1,205
10,472 Volkswagen AG. 1,707
303,098 Volkswagen AG. (Preference) 37,036
649,300 *,e Volvo Car AB 2,818
5,406 WABCO India Ltd 659
24,218 e Winnebago Industries, Inc 1,289
33,968 *,e Workhorse Group, Inc 97
1,380,000 e Wuling Motors Holdings Ltd 136
30,372 * XPEL, Inc 1,957
633,404 *,e XPeng, Inc (ADR) 7,569
901,031 g Yadea Group Holdings Ltd 1,440
305,365 Yamaha Motor Co Ltd 5,721
145,700 Yokohama Rubber Co Ltd 2,239
597,000 Yulon Motor Co Ltd 769
TOTAL AUTOMOBILES & COMPONENTS 2,191,299
BANKS - 7.1%
12,034 1st Source Corp 557
66,703 77 Bank Ltd 824
80,031 * Aareal Bank AG. 2,526
57,438 * Aavas Financiers Ltd 1,574

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
62,837 e,g ABN AMRO Group NV $ 563
605,348 Absa Group Ltd 5,880
1,955,607 Abu Dhabi Commercial Bank PJSC 4,797
1,009,377 Abu Dhabi Islamic Bank PJSC 2,484
7,020 e ACNB Corp 211
29,517,383 Agricultural Bank of China Ltd 8,834
4,110,162 Agricultural Bank of China Ltd (Class A) 1,656
20,441,721 AIB Group plc 49,747
2,226,187 Akbank TAS 1,359
67,618 e Aktia Bank Oyj 641
1,048,213 Al Ahli Bank of Kuwait KSCP 999
2,310,091 * Al Rajhi Bank 49,455
1,286,111 Alinma Bank 12,302
111,481 * Alior Bank S.A. 515
14,839 Allegiance Bancshares, Inc 618
1,106,100 Alliance Financial Group BHD 840
1,533,117 * Alpha Bank AE 1,204
315,270 *,† Amagerbanken AS 0
10,181 Amalgamated Financial Corp 230
20,861 Amerant Bancorp Inc 518
7,716 American National Bankshares, Inc 247
50,499 Ameris Bancorp 2,258
62,994 Amlak International for Real Estate Finance Co 275
1,258,834 AMMB Holdings BHD 1,054
150,700 e Aozora Bank Ltd 2,694
113,230 * Aptus Value Housing Finance India Ltd 426
429,016 Arab National Bank 3,490
10,622 Arrow Financial Corp 306
112,952 Associated Banc-Corp 2,268
56,483 Atlantic Union Bankshares Corp 1,716
189,400 g AU Small Finance Bank Ltd 1,431
4,296,600 Australia & New Zealand Banking Group Ltd 62,897
36,244 e Awa Bank Ltd 474
3,351,255 Axis Bank Ltd 29,965
79,269 * Axos Financial, Inc 2,713
40,958 Banc of California, Inc 654
3,849 *,e Banca Monte dei Paschi di Siena S.p.A 90
541,915 Banca Popolare di Sondrio SCARL 1,789
7,521 Bancfirst Corp 673
97,300 Banco ABC Brasil S.A. 377
17,643,416 Banco Bilbao Vizcaya Argentaria S.A. 79,146
1,748,846 e Banco BPM S.p.A. 4,573
6,728,686 Banco Bradesco S.A. 20,344
10,734,259 Banco Bradesco S.A. (Preference) 39,480
40,472,585 e Banco Comercial Portugues S.A. 4,816
32,595,898 Banco de Chile 2,868
36,628 Banco de Credito e Inversiones 931
6,833,381 Banco de Sabadell S.A. 4,557
1,698,500 e,g Banco del Bajio S.A. 4,294
2,009,401 Banco do Brasil S.A. 14,349
268,500 Banco do Estado do Rio Grande do Sul 585
471,200 Banco Pan S.A. 610
254,410 Banco Santander Brasil S.A. 1,431
42,817,437 Banco Santander Chile S.A. 1,496
4,100,654 Banco Santander S.A. 9,542
156,035 BanColombia S.A. 1,053
370,490 BanColombia S.A. (ADR) 9,029
294,715 BanColombia S.A. (Preference) 1,791
465,919 *,g Bandhan Bank Ltd 1,515
5,555,100 * Bank Aladin Syariah Tbk PT 622
341,914 * Bank AlBilad 4,287

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
284,575 Bank Al-Jazira $ 1,693
2,814,200 Bank BTPN Syariah Tbk PT 505
64,568,070 Bank Central Asia Tbk PT 36,044
4,830 e Bank First Corp 369
58,946 Bank Handlowy w Warszawie S.A. 644
584,559 Bank Hapoalim Ltd 4,935
2,921,200 * Bank Jago Tbk PT 1,260
631,282 Bank Leumi Le-Israel 5,392
782,147 * Bank Millennium S.A. 521
5,120,600 * Bank Neo Commerce Tbk PT 295
14,501,329 Bank of America Corp 437,940
1,141,562 Bank of Beijing Co Ltd 661
418,100 Bank of Changsha Co Ltd 389
134,320 Bank of Chengdu Co Ltd 309
1,886,244 Bank of China Ltd - A 821
112,162,912 Bank of China Ltd - H 36,632
2,134,012 Bank of Communications Co Ltd - A 1,389
7,261,319 Bank of Communications Co Ltd - H 3,828
1,693,000 Bank of East Asia Ltd 1,852
50,262 Bank of Georgia Group plc 1,107
231,195 Bank of Hangzhou Co Ltd 463
1,482 Bank of Hawaii Corp 113
12,511,064 Bank of Ireland Group plc 80,246
685,418 Bank of Jiangsu Co Ltd 717
597,400 Bank of Kaohsiung 238
72,600 e Bank of Kyoto Ltd 2,666
31,068 Bank of Marin Bancorp 930
1,106,804 Bank of Montreal 97,007
492,614 Bank of Nanjing Co Ltd 730
279,774 Bank of Ningbo Co Ltd 1,241
1,552,367 Bank of Nova Scotia 73,834
152,079 Bank of NT Butterfield & Son Ltd 4,936
1,397,723 Bank of Queensland Ltd (ASE) 5,823
726,799 Bank of Shanghai Co Ltd 599
1,295,570 Bank of the Philippine Islands 1,973
5,365 Bank OZK 212
124,899 Bank Pekao S.A. 1,517
6,700,511
Bank Pembangunan Daerah Jawa Barat Dan Banten
Tbk PT 595
7,139,300 Bank Pembangunan Daerah Jawa Timur Tbk PT 333
142,146,268 Bank Rakyat Indonesia 41,602
5,474,200 Bank Tabungan Negara Persero Tbk PT 531
23,542 Bank Zachodni WBK S.A. 928
817,547 Bankinter S.A. 4,590
58,633 BankUnited 2,003
4,533 Bankwell Financial Group, Inc 132
312,624 Banner Corp 18,470
38,140 Banque Cantonale Vaudoise 3,608
718,247 Banque Saudi Fransi 7,934
16,827 Bar Harbor Bankshares 446
51,492,247 Barclays plc 81,931
1,078,008 g BAWAG Group AG. 46,342
9,557 e Baycom Corp 168
11,404 BCB Bancorp, Inc 192
5,516,446 BDO Unibank, Inc 10,451
681,845 Bendigo Bank Ltd 3,412
122,770 Berkshire Hills Bancorp, Inc 3,352
646,100 BIMB Holdings BHD 357
20,723 *,e Blue Foundry Bancorp 231
22,498 Blue Ridge Bankshares, Inc 286
1,006,539 BNP Paribas S.A. 42,515

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,082,669 BOC Hong Kong Holdings Ltd $ 13,578
1,015 BOK Financial Corp 90
879,887 Boubyan Bank KSCP 2,172
1,299,011 e BPER Banca 1,991
9,783 BRE Bank S.A. 392
12,961 * Bridgewater Bancshares, Inc 213
77,622 Brookline Bancorp, Inc 904
375,873 BS Financial Group, Inc 1,569
4,816,388 Bumiputra-Commerce Holdings BHD 5,311
2,032,878 Burgan Bank SAK 1,457
14,989 Business First Bancshares, Inc 323
42,572 Byline Bancorp, Inc 862
512,403 Cadence BanCorp 13,020
602,354 CaixaBank S.A. 1,940
5,362 Cambridge Bancorp 428
11,010 Camden National Corp 469
75,043 Can Fin Homes Ltd 440
1,252,950 e Canadian Imperial Bank of Commerce 54,840
224,406 e Canadian Western Bank 3,654
466,592 Canara Bank 1,300
6,862 Capital Bancorp, Inc 159
13,992 Capital City Bank Group, Inc 435
193,536 Capitec Bank Holdings Ltd 16,581
331,891 Capitol Federal Financial 2,755
28,768 Capstar Financial Holdings, Inc 533
18,083 * Carter Bankshares, Inc 291
144,108 Cathay General Bancorp 5,542
235,952 Central Pacific Financial Corp 4,882
3,373,011 Chang Hwa Commercial Bank 1,817
511,416 Chiba Bank Ltd 2,769
7,531,490 China Citic Bank 2,989
731,107 China Construction Bank Corp - A 568
112,217,546 China Construction Bank Corp - H 64,772
1,929,704 China Everbright Bank Co Ltd - A 766
3,053,845 China Everbright Bank Co Ltd - H 838
9,810,981 China Merchants Bank Co Ltd 45,404
5,841,058 China Merchants Bank Co Ltd (Class A) 27,617
1,702,248 China Minsheng Banking Corp Ltd - A 813
5,533,491 e China Minsheng Banking Corp Ltd - H 1,582
746,829 China Zheshang Bank Co Ltd 313
32,882,388 Chinatrust Financial Holding Co 20,456
1,306,900 Chongqing Rural Commercial Bank Co Ltd 657
155,000 Chugoku Bank Ltd 977
1,675,813 Citigroup, Inc 69,831
10,666 Citizens & Northern Corp 258
1,198,116 Citizens Financial Group, Inc 41,167
10,953 City Holding Co 971
450,033 City Union Bank Ltd 956
11,881 Civista Bancshares, Inc 247
175,078 Close Brothers Group plc 1,802
12,169 CNB Financial Corp 287
22,384 * Coastal Financial Corp 890
154,731 * Collector Bank AB 384
11,850 e Colony Bankcorp Inc 154
313,106 Columbia Banking System, Inc 9,046
19,062 * Columbia Financial, Inc 403
281,840 Comerica, Inc 20,039
5,075 Commerce Bancshares, Inc 336
2,330,162 Commercial Bank of Qatar QSC 4,486
1,816,315 Commercial International Bank 2,332
7,908,796 * Commerzbank AG. 56,303

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,503,066 Commonwealth Bank of Australia $ 145,616
102,933 Community Bank System, Inc 6,184
11,700 Community Trust Bancorp, Inc 474
1,166,160 Concordia Financial Group Ltd 3,619
179,828 ConnectOne Bancorp, Inc 4,147
299,879 Credicorp Ltd 36,825
175,915 Credit Agricole S.A. 1,428
102,129 Credito Emiliano S.p.A. 576
35,324 * CrossFirst Bankshares, Inc 461
32,112 Cullen/Frost Bankers, Inc 4,246
23,159 * Customers Bancorp, Inc 683
101,771 CVB Financial Corp 2,577
5,646,074 *,† Cyprus Popular Bank Public Co Ltd 55
480,427 Dah Sing Banking Group Ltd 318
180,708 Dah Sing Financial Holdings Ltd 411
42,686 Daishi Hokuetsu Financial Group, Inc 792
106,752 Danske Bank AS 1,329
2,164,068 DBS Group Holdings Ltd 50,062
146,989 g Deutsche Pfandbriefbank AG. 1,012
217,461 DGB Financial Group Co Ltd 1,054
24,648 Dime Community Bancshares, Inc 722
296,248 DNB Bank ASA 4,701
1,924,238 Doha Bank QSC 1,226
2,097,689 Dubai Islamic Bank PJSC 3,403
14,823,105 E.Sun Financial Holding Co Ltd 11,994
70,320 Eagle Bancorp, Inc 3,152
125,720 East West Bancorp, Inc 8,441
189,856 Eastern Bankshares, Inc 3,729
1,338,661 Emirates NBD Bank PJSC 4,681
82,080 Enact Holdings, Inc 1,820
7,712 Enterprise Bancorp, Inc 231
99,169 Enterprise Financial Services Corp 4,367
28,595 Equitable Group, Inc 961
228,234 *,g Equitas Small Finance Bank Ltd 139
11,796 Equity Bancshares, Inc 350
91,524 e Erste Bank der Oesterreichischen Sparkassen AG. 2,006
7,508 Esquire Financial Holdings, Inc 282
256,738 Essent Group Ltd 8,952
1,800,756 * Eurobank Ergasias S.A. 1,503
2,671,579 h Far Eastern International Bank 931
7,211 e Farmers & Merchants Bancorp, Inc 194
22,977 Farmers National Banc Corp 301
26,909 FB Financial Corp 1,028
6,791 Federal Agricultural Mortgage Corp (FAMC) 673
2,164,894 Federal Bank Ltd 3,133
19,545 FIBI Holdings Ltd 878
4,845,925 Fifth Third Bancorp 154,876
33,388 *,e Finance Of America Cos, Inc 49
12,298 Financial Institutions, Inc 296
970,823 FinecoBank Banca Fineco S.p.A 11,990
26,196 First Bancorp 958
394,529 First Bancorp 5,397
6,869 First Bancorp, Inc 189
39,169 First Bancshares, Inc 1,170
10,891 First Bank 149
101,643 First Busey Corp 2,234
6,427 First Business Financial Services, Inc 208
834 e First Citizens Bancshares, Inc (Class A) 665
69,741 First Commonwealth Financial Corp 895
12,281 First Community Bancshares, Inc 393
70,906 First Financial Bancorp 1,495

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
396,766 First Financial Bankshares, Inc $ 16,597
34,056 First Financial Corp 1,539
7,557,584 First Financial Holding Co Ltd 6,170
145,498 First Foundation, Inc 2,639
4,916 e First Guaranty Bancshares, Inc 108
85,594 First Hawaiian, Inc 2,108
499,273 First Horizon National Corp 11,433
138,114 First International Bank Of Israel Ltd 5,585
7,403 First Internet Bancorp 251
208,033 First Interstate Bancsystem, Inc 8,394
86,695 First Merchants Corp 3,353
13,863 First Mid-Illinois Bancshares, Inc 443
26,754 e First National Financial Corp 697
17,582 First of Long Island Corp 303
464,832 First Republic Bank 60,684
6,271 *,e First Western Financial, Inc 155
14,308 e Five Star Bancorp 406
39,509 Flagstar Bancorp, Inc 1,320
22,049 Flushing Financial Corp 427
226,313 FNB Corp 2,625
5,200 *,† FS Finans A.S. 0
219,300 Fukuoka Financial Group, Inc 3,906
122,311 Fulton Financial Corp 1,933
9,661 *,e FVCBankcorp, Inc 185
573,129 Genworth Mortgage Insurance Australia Ltd 998
19,890 German American Bancorp, Inc 710
184,380 Glacier Bancorp, Inc 9,059
7,325 Great Southern Bancorp, Inc 418
482 e Greene County Bancorp, Inc 28
3,726,885 Grupo Financiero Banorte S.A. de C.V. 23,931
1,489,877 *,e Grupo Financiero Inbursa S.A. 2,361
7,026 Guaranty Bancshares, Inc 243
1,155,822 Gulf Bank KSCP 1,118
397,200 Gunma Bank Ltd 1,080
430,300 Hachijuni Bank Ltd 1,430
773,045 Haci Omer Sabanci Holding AS 1,072
213,879 Hana Financial Group, Inc 5,252
180,295 Hancock Whitney Corp 8,259
859,357 Hang Seng Bank Ltd 13,056
42,746 Hanmi Financial Corp 1,012
35,516 HarborOne Northeast Bancorp, Inc 477
8,700 HBT Financial, Inc 158
538,180 HDFC Bank Ltd (ADR) 31,440
40,390 Heartland Financial USA, Inc 1,751
45,783 e Heritage Commerce Corp 519
25,904 Heritage Financial Corp 686
37,425 Hilltop Holdings, Inc 930
1,097 Hingham Institution for Savings 275
297,102 Hirogin Holdings, Inc 1,250
28,300 Hokkoku Financial Holdings, Inc 926
139,960 Hokuhoku Financial Group, Inc 828
5,185 Home Bancorp, Inc 202
817,203 Home Bancshares, Inc 18,395
46,437 e Home Capital Group, Inc 924
26,101 *,g Home First Finance Co India Ltd 278
4,431 e Home Point Capital, Inc 7
33,291 HomeStreet, Inc 959
9,762 HomeTrust Bancshares, Inc 216
439,512 Hong Leong Bank BHD 1,940
112,370 Hong Leong Credit BHD 446
86,875 Hope Bancorp, Inc 1,098

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
30,109 Horizon Bancorp $ 541
3,504,789 Housing Development Finance Corp 97,782
16,322,005 HSBC Holdings plc 84,513
6,230,510 Hua Nan Financial Holdings Co Ltd 4,347
745,086 Huaxia Bank Co Ltd 528
3,615,462 Huntington Bancshares, Inc 47,652
250,774 Hyakugo Bank Ltd 551
7,005,117 ICICI Bank Ltd 73,548
4,105,339 * IDFC Bank Ltd 2,493
160,174 IIFL Finance Ltd 687
16,015 Independent Bank Corp 306
35,152 Independent Bank Corp 2,620
27,632 e Independent Bank Group, Inc 1,696
398,948 * Indiabulls Housing Finance Ltd 576
327,907 Indian Bank 786
2,966,239 Industrial & Commercial Bank of China Ltd - A 1,818
69,196,914 Industrial & Commercial Bank of China Ltd - H 32,461
913,305 Industrial Bank Co Ltd 2,136
180,780 Industrial Bank of Korea 1,196
25,503,330 ING Groep NV 218,523
187,932 Inter & Co, Inc 606
43,946 e Intercorp Financial Services, Inc 882
96,672 International Bancshares Corp 4,109
9,798,164 Intesa Sanpaolo S.p.A. 16,197
3,252,121 Investimentos Itau S.A. - PR 5,866
4,106,652 e iShares Core MSCI EAFE ETF 216,297
608,918 Israel Discount Bank Ltd 3,066
221,909,749 Itau CorpBanca Chile SA 420
8,867,850 Itau Unibanco Holding S.A. 46,128
269,754 e Iyo Bank Ltd 1,319
394,477 Japan Post Bank Co Ltd 2,757
246,494 JB Financial Group Co Ltd 1,193
8,377 e John Marshall Bancorp, Inc 206
4,854,274 JPMorgan Chase & Co 507,272
670,685 *,e Judo Capital Holdings Ltd 461
36,940 Juroku Financial Group, Inc 624
83,766 * Jyske Bank 4,359
82,593 *,e KakaoBank Corp 1,144
528,899 Karur Vysya Bank Ltd 525
453,100 Kasikornbank PCL (Foreign) 1,746
1,537,380 KB Financial Group, Inc 46,427
58,512 KBC Ancora 1,902
525,637 KBC Groep NV 24,944
47,770 Kearny Financial Corp 507
106,148 Keiyo Bank Ltd 346
40,413 Keycorp 647
246,700 Kiatnakin Bank PCL (Foreign) 447
958,000 King's Town Bank 1,014
66,419 Kiyo Bank Ltd 638
54,596 Komercni Banka AS 1,365
398,248 Kotak Mahindra Bank Ltd 8,839
4,364,096 Krung Thai Bank PCL 1,925
5,822,257 Kuwait Finance House 15,791
705,002 Kuwait International Bank KSCP 450
1,121,115 Kuwait Projects Co Holding KSCP 482
422,700 Kyushu Financial Group, Inc 1,120
45,905 Lakeland Bancorp, Inc 735
4,636 Lakeland Financial Corp 338
53,062 e Laurentian Bank of Canada 1,138
362,054 LIC Housing Finance Ltd 1,830
97,683 Live Oak Bancshares, Inc 2,989

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
78,791,468 Lloyds TSB Group plc $ 35,613
11,500 Luther Burbank Corp 134
798,717 M&T Bank Corp 140,830
20,968 Macatawa Bank Corp 194
5,501,356 Malayan Banking BHD 10,160
2,502,800 Malaysia Building Society 309
3,982,170 Masraf Al Rayan 4,478
1,160,200 Mebuki Financial Group Inc 2,266
610,338 Mediobanca S.p.A. 4,776
13,080,402 Mega Financial Holding Co Ltd 12,798
11,084 Mercantile Bank Corp 329
10,652 Merchants Bancorp 246
73,765 Meta Financial Group, Inc 2,431
11,218 Metrocity Bankshares, Inc 220
1,341,424 Metropolitan Bank & Trust 1,106
10,458 * Metropolitan Bank Holding Corp 673
222,561 MGIC Investment Corp 2,853
10,713 Mid Penn Bancorp, Inc 308
16,244 Midland States Bancorp, Inc 383
9,906 e MidWestOne Financial Group, Inc 270
17,356,586 Mitsubishi UFJ Financial Group, Inc 78,627
109,521 Mizrahi Tefahot Bank Ltd 3,834
2,905,258 Mizuho Financial Group, Inc 31,448
205,271 g Moneta Money Bank AS 577
54,658 * Mr Cooper Group, Inc 2,214
29,768 Musashino Bank Ltd 351
8,128 MVB Financial Corp 226
28,049 Nanto Bank Ltd 408
3,527,109 National Australia Bank Ltd 65,307
130,596 National Bank Holdings Corp 4,831
5,163,167 National Bank of Abu Dhabi PJSC 25,044
486,656 National Bank of Canada 30,503
381,287 * National Bank of Greece S.A. 1,123
8,208,728 National Bank of Kuwait SAKP 25,862
2,204,607 National Commercial Bank 36,785
19,372,491 NatWest Group plc 48,251
70,924 NBT Bancorp, Inc 2,692
325,140 Nedbank Group Ltd 3,588
18,787 e New York Community Bancorp, Inc 160
8,304 * Nicolet Bankshares, Inc 585
147,964 Nishi-Nippon Financial Holdings, Inc 768
143,395 * NMI Holdings, Inc 2,921
12,301,290 Nordea Bank Abp 105,124
3,419,054 Nordea Bank Abp 29,261
319,497 North Pacific Bank Ltd 502
5,340 Northeast Bank 196
34,310 Northfield Bancorp, Inc 491
91,448 Northwest Bancshares, Inc 1,235
224,830 Nova Ljubljanska Banka dd (GDR) 2,292
151,080 *,e NU Holdings Ltd 665
1,393,000 O-Bank Co Ltd 362
205,781 OceanFirst Financial Corp 3,836
310,089 e OFG Bancorp 7,793
36,207 e Ogaki Kyoritsu Bank Ltd 429
27,000 Okinawa Financial Group, Inc 392
500,733 Old National Bancorp 8,247
92,887 Old Second Bancorp, Inc 1,212
31,833 Origin Bancorp, Inc 1,225
7,740 Orrstown Financial Services, Inc 185
538,389 OSB Group plc 2,505
152,369 e OTP Bank 2,780

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,159,471 Oversea-Chinese Banking Corp $ 34,082
71,093 Pacific Premier Bancorp, Inc 2,201
291,536 PacWest Bancorp 6,589
292,868 Paragon Group of Cos plc 1,281
10,918 e Park National Corp 1,359
8,121 Parke Bancorp, Inc 170
9,282 PCB Bancorp 168
9,901 PCSB Financial Corp 178
22,871 Peapack Gladstone Financial Corp 770
22,026 PennyMac Financial Services, Inc 945
19,624 Peoples Bancorp, Inc 568
5,196 Peoples Financial Services Corp 243
223,171 Pepper Money Ltd 198
1,721,417 * Permanent TSB Group Holdings plc 2,649
833,684 Ping An Bank Co Ltd 1,389
133,567 Pinnacle Financial Partners, Inc 10,832
10,900 * Pioneer Bancorp, Inc 104
941,209 * Piraeus Financial Holdings S.A. 949
65,710 *,g PNB Housing Finance Ltd 314
777,107 PNC Financial Services Group, Inc 116,115
32,510 Popular, Inc 2,343
1,248,937 Postal Savings Bank of China Co Ltd - A 783
6,164,972 e,g Postal Savings Bank of China Co Ltd - H 3,624
608,178 Powszechna Kasa Oszczednosci Bank Polski S.A. 2,657
170,986 Preferred Bank 11,153
26,408 Premier Financial Corp 679
47,392 Primis Financial Corp 575
9,648 *,e Professional Holding Corp 250
76,905 Prosperity Bancshares, Inc 5,128
11,787 Provident Bancorp Inc 169
55,212 Provident Financial Services, Inc 1,077
23,327,000 * PT Bank Bukopin Tbk 250
23,143,485 PT Bank Mandiri Persero Tbk 14,211
30,234,353 PT Bank Negara Indonesia 17,684
16,682,705 Public Bank BHD 15,183
501,370 Qatar International Islamic Bank QSC 1,493
1,171,792 Qatar Islamic Bank SAQ 7,909
6,441,002 Qatar National Bank 35,056
12,217 QCR Holdings, Inc 622
164,441 Qingdao Rural Commercial Bank Corp 68
122,881 Radian Group, Inc 2,370
179,499 e Raiffeisen International Bank Holding AG. 2,124
10,767 RBB Bancorp 224
10,097,178 *,g RBL Bank Ltd 13,970
3,749 Red River Bancshares Inc 185
297,800 Regional SAB de C.V. 1,679
39,073 Regions Financial Corp 784
242,893 Renasant Corp 7,598
6,796 Republic Bancorp, Inc (Class A) 260
33,179 *,e Republic First Bancorp, Inc 94
2,359,400 Resona Holdings, Inc 8,634
998,753 RHB Capital BHD 1,193
33,418 Ringkjoebing Landbobank A.S. 3,543
1,726,682 Riyad Bank 14,495
97,276 Rocket Cos, Inc 615
1,872,219 Royal Bank of Canada 168,565
29,105 S&T Bancorp, Inc 853
33,441 Sandy Spring Bancorp, Inc 1,179
165,364 San-In Godo Bank Ltd 803
3,277,576 Saudi British Bank 33,891
542,056 Saudi Investment Bank 2,447

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
974,661 SCB X PCL $ 2,671
45,570 Seacoast Banking Corp of Florida 1,378
607,640 Security Bank Corp 838
7,276 ServisFirst Bancshares, Inc 582
752,300 e Seven Bank Ltd 1,348
2,556,978 Shanghai Commercial & Savings Bank Ltd 3,947
1,244,934 Shanghai Pudong Development Bank Co Ltd 1,234
43,600 e Shiga Bank Ltd 789
525,306 Shinhan Financial Group Co Ltd 12,202
88,000 *,e Shinsei Bank Ltd 1,264
758,147 Shizuoka Bank Ltd 4,655
14,040 e Shore Bancshares, Inc 243
10,336 Sierra Bancorp 204
64,918 Signature Bank 9,803
25,152 * Silvergate Capital Corp 1,895
94,816 Simmons First National Corp (Class A) 2,066
7,284,943 SinoPac Financial Holdings Co Ltd 3,953
1,926,159 Skandinaviska Enskilda Banken AB (Class A) 18,358
11,729 SmartFinancial, Inc 290
255,600 Societe Generale 5,055
20,019 South Plains Financial Inc 552
86,037 South State Corp 6,807
5,948 * Southern First Bancshares, Inc 248
5,680 Southern Missouri Bancorp, Inc 290
22,780 Southside Bancshares, Inc 805
108,039 Spar Nord Bank AS 1,206
56,665 Sparebank Oestlandet 559
237,372 SpareBank SR-Bank ASA 2,224
178,984 Sparebanken Midt-Norge 1,826
202,478 Sparebanken Nord-Norge 1,518
4,182 St Galler Kantonalbank 1,914
5,242,950 e Standard Bank Group Ltd 41,418
6,351,332 Standard Chartered plc 39,725
3,837,152 State Bank of India 24,850
53,076 Stellar Bancorp, Inc 1,552
15,355 *,e Sterling Bancorp, Inc 93
6,725 Stock Yards Bancorp, Inc 457
2,375,228 Sumitomo Mitsui Financial Group, Inc 65,845
342,263 Sumitomo Mitsui Trust Holdings, Inc 9,734
7,583 Summit Financial Group, Inc 204
247,864 Suruga Bank Ltd 639
44,609 * SVB Financial Group 14,979
209,706 Svenska Handelsbanken AB 1,721
203,228 Swedbank AB (A Shares) 2,668
110,952 Sydbank AS 3,039
6,846 Synovus Financial Corp 257
3,795,350 Taichung Commercial Bank 1,569
7,920,496 Taishin Financial Holdings Co Ltd 3,405
7,317,012 Taiwan Business Bank 2,891
7,105,659 Taiwan Cooperative Financial Holding 5,850
52,852 TBC Bank Group plc 984
51,758 * Texas Capital Bancshares, Inc 3,055
32,042 Texcell-NetCom Co Ltd 164
2,915 TFS Financial Corp 38
336,200 Thanachart Capital PCL 344
21,544 * The Bancorp, Inc 474
9,215 * Third Coast Bancshares, Inc 158
142,346 e Timbercreek Financial Corp 783
196,600 Tisco Bank PCL 482
184,543 Toho Bank Ltd 260
148,164 Tomony Holdings, Inc 318

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
10,491 Tompkins Financial Corp $ 762
2,398,223 e Toronto-Dominion Bank 147,086
51,107 Towne Bank 1,371
71,469 Trico Bancshares 3,191
12,502 * Triumph Bancorp, Inc 679
1,201,513 Truist Financial Corp 52,314
14,370 TrustCo Bank Corp NY 451
83,432 e Trustmark Corp 2,556
2,442,557 Turkiye Is Bankasi (Series C) 984
47,459 UMB Financial Corp 4,000
8,628 Umpqua Holdings Corp 147
2,782,420 g Unicaja Banco S.A. 2,509
279,829 UniCredit S.p.A. 2,833
2,476,337 Union Bank Of Taiwan 1,156
99,738 United Bankshares, Inc 3,566
80,809 United Community Banks, Inc 2,675
1,478,027 United Overseas Bank Ltd 26,771
4,968 e Unity Bancorp, Inc 125
76,027 Univest Financial Corp 1,785
2,646,567 US Bancorp 106,710
9,580 * USCB Financial Holdings, Inc 126
75,809 e UWM Holdings Corp 222
20,398 Valiant Holding 1,933
327,861 Valley National Bancorp 3,541
276,139 Van Lanschot Kempen NV 5,316
8,106 * Velocity Financial, Inc 88
288,853 Veritex Holdings, Inc 7,681
1,837,311 Virgin Money UK plc 2,521
635,093 *,† VTB Bank PJSC (GDR) Equiduct 6
664,707 *,† VTB Bank PJSC (GDR) Tradegate 7
10,240 Walker & Dunlop, Inc 857
1,249,212 * Warba Bank KSCP 890
111,091 Washington Federal, Inc 3,330
13,190 Washington Trust Bancorp, Inc 613
15,025 Waterstone Financial, Inc 243
22,241 Webster Financial Corp 1,005
11,403,171 Wells Fargo & Co 458,636
44,310 WesBanco, Inc 1,479
11,428 West Bancorporation, Inc 238
47,824 Westamerica Bancorporation 2,501
22,979 Western Alliance Bancorp 1,511
3,861,015 Westpac Banking Corp 51,081
182,082 Wintrust Financial Corp 14,849
392,822 Woori Financial Group, Inc 2,915
48,733 WSFS Financial Corp 2,264
233,499 Yamaguchi Financial Group, Inc 1,243
8,092,568 * Yes Bank Ltd 1,548
56,841 Zions Bancorporation 2,891
TOTAL BANKS 6,924,110
CAPITAL GOODS - 7.1%
244,600 3M Co 27,028
2,842 * 3M India Ltd 856
107,002 A.O. Smith Corp 5,198
190,224 Aalberts Industries NV 6,204
2,269,856 Aamal Co 601
6,355 Aaon, Inc 342
25,333 * AAR Corp 907
841,888 ABB Ltd 21,737
12,590 ABB Power Products & Systems India Ltd 536
1,924,179 Aboitiz Equity Ventures, Inc 1,757

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
407,000 AcBel Polytech, Inc $ 359
27,608 Ackermans & Van Haaren 3,503
34,833 ACS Actividades de Construccion y Servicios S.A. 783
90,098 Acuity Brands, Inc 14,188
323,049 Adani Enterprises Ltd 13,634
438,195 AddTech AB 5,756
99,769 Advanced Drainage Systems, Inc 12,408
26,000 Advanced Energy Solution Holding Co Ltd 518
50,527 AECC Aero-Engine Control Co Ltd 179
118,752 AECC Aviation Power Co Ltd 698
194,419 Aecom Technology Corp 13,292
72,579 e Aecon Group, Inc 500
146,788 * AerCap Holdings NV 6,214
260,600
Aeris Industria E Comercio De Equipamentos Para
Geracao De Energia S.A. 97
77,126 * Aerojet Rocketdyne Holdings, Inc 3,084
10,158 * Aerovironment, Inc 847
12,691 * AerSale Corp 235
61,964 e AFG Arbonia-Forster Hldg 708
22,596 e AG Growth International Inc 527
21,353 AGCO Corp 2,054
50,423 AIA Engineering Ltd 1,550
32,600 Aichi Corp 177
54,241 e Aida Engineering Ltd 308
87,772 Air Lease Corp 2,722
1,307,440 Airbus SE 112,702
155,226 Airtac International Group 3,551
27,338 Aker ASA (A Shares) 1,767
4,823 Alamo Group, Inc 590
173,413 Alarko Holding AS 548
19,982 Albany International Corp (Class A) 1,575
40,504 Alfa Laval AB 1,004
3,490,300 Alfa S.A. de C.V. (Class A) 2,222
26,520 *,g Alfen Beheer BV 2,429
41,211 e,g Alimak Group AB 220
253,119 Allegion plc 22,700
590,531 * Alleima AB 1,852
3,724,600 Alliance Global Group, Inc 522
1,997 Allied Motion Technologies, Inc 57
191,731 Allison Transmission Holdings, Inc 6,473
406,087 e Alstom RGPT 6,569
142,212 Alta Equipment Group, Inc 1,566
69,564 Altra Industrial Motion Corp 2,339
885,200 Amada Co Ltd 6,015
112,420 Amara Raja Batteries Ltd 675
4,259 * Ameresco, Inc 283
11,754 * American Woodmark Corp 516
9,468 Ametek, Inc 1,074
455,180 Andritz AG. 19,263
32,394 * Antares Vision S.p.A 230
322,864 * API Group Corp 4,284
2,849 Apogee Enterprises, Inc 109
30,550 * Apollo Tricoat Tubes Ltd 375
204,145 Applied Industrial Technologies, Inc 20,982
3,956 Arad Investment & Industrial Development Ltd 467
174,793 Arcadis NV 5,689
138,993 *,e Archer Aviation, Inc 363
36,554 Arcosa, Inc 2,090
10,682 Argan, Inc 344
165,600 Armac Locacao Logistica E Servicos S.A. 440
40,419 Armstrong World Industries, Inc 3,202

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
426,009 * Array Technologies, Inc $ 7,063
517,639 Asahi Glass Co Ltd 16,115
748,493 Aselsan Elektronik Sanayi Ve Ticaret AS 1,181
1,839,556 Ashok Leyland Ltd 3,425
1,952,157 Ashtead Group plc 87,671
48,705 Ashtrom Group Ltd 1,020
1,457,822 Assa Abloy AB 27,314
16,981 Astec Industries, Inc 530
43,161 Astra Industrial Group 582
123,108 *,e Astra Space, Inc 75
128,461 Astral Polytechnik Ltd 3,499
20,397 * Astronics Corp 160
226,683 * Atkore International Group, Inc 17,638
2,229,794 * Atlas Copco AB 20,725
216,045 * Atlas Copco AB 1,791
90,272 * ATS Automation Tooling Systems, Inc 2,383
382,817 Austal Ltd 558
169,831 AVIC Electromechanical Systems Co Ltd 271
1,043,037 AviChina Industry & Technology Co 402
26,859 AVICOPTER plc 150
37,688 Avon Rubber plc 473
59,120 * Axon Enterprise, Inc 6,843
170,137 Ayala Corp 1,778
92,046 * AZEK Co, Inc 1,530
48,128 AZZ, Inc 1,757
10,258 * Babcock & Wilcox Enterprises, Inc 65
302,861 * Babcock International Group 935
41,762 e Badger Infrastructure Solution 851
3,505,168 BAE Systems plc 30,798
780,309 Balfour Beatty plc 2,670
290,377 *,e Ballard Power Systems, Inc 1,778
191,420 Barloworld Ltd 976
36,836 Barnes Group, Inc 1,064
16,707 BayWa AG. 667
17,484 * Beacon Roofing Supply, Inc 957
78,665 Beijer Alma AB 1,028
302,405 e Beijer Ref AB 3,718
124,212 Beijing New Building Materials plc 421
16,300 Beijing United Information Technology Co Ltd 247
12,008 Belimo Holding AG. 4,416
25,021 BEML Ltd 453
11,617 *,e Berkshire Grey, Inc 20
1,429,000 BES Engineering Corp 365
34,602 BGF Co Ltd 79
67,426 Bharat Dynamics Ltd 718
4,231,043 Bharat Electronics Ltd 5,218
1,131,390 Bharat Heavy Electricals 826
329,970 e Bidvest Group Ltd 3,583
15,467 Biesse S.p.A. 171
155,000 Bizlink Holdings Inc 1,362
5,967 *,e Blink Charging Co 106
687,780 * Bloom Energy Corp 13,749
4,014 * Blue Bird Corp 34
70,160 Blue Star Ltd 946
6,827 * BlueLinx Holdings, Inc 424
10,116 Bobst Group AG. 800
529,106 g BOC Aviation Ltd 3,740
234,226 Bodycote plc 1,217
1,516,502 * Boeing Co 183,618
97,221 Boise Cascade Co 5,781
103,866 *,e Bombardier, Inc 1,859

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
25,709 Bonheur ASA $ 729
6,931 Bossard Holding AG. 1,180
242,910 e Bouygues S.A. 6,354
207,884 Brenntag AG. 12,567
497,000 Brighton-Best International Taiwan, Inc 514
5,174 e Brookfield Business Corp 114
10,917 Bucher Industries AG. 3,406
15,328 Budimex S.A. 708
50,662 Bufab AB 913
259,021 * Builders FirstSource, Inc 15,262
63,500 Bunka Shutter Co Ltd 450
365,153 Bunzl plc 11,157
10,968 Burckhardt Compression Holding AG. 4,096
9,264 Burkhalter Holding AG. 700
27,725 BWX Technologies, Inc 1,397
2,866 e Cadre Holdings, Inc 69
390,017 * CAE, Inc 5,983
18,879 e Caesarstone Sdot-Yam Ltd 176
20,030 Carbone Lorraine 555
48,287 g Carel Industries S.p.A 899
46,544 Cargotec Corp (B Shares) 1,406
121,918 Carlisle Cos, Inc 34,187
5,503,341 Carrier Global Corp 195,699
792,395 Caterpillar, Inc 130,016
76,600 e Central Glass Co Ltd 1,764
5,180 Cera Sanitaryware Ltd 344
148,778 *,e Ceres Power Holdings plc 601
1,339,500 CH Karnchang PCL 770
136,800 *,e,g Changsha Broad Homes Industrial Group Co Ltd 134
451,337 *,e ChargePoint Holdings, Inc 6,662
19,448 e Chargeurs S.A. 224
5,383 * Chart Industries, Inc 992
760,478 Chemring Group plc 2,385
184,000 Chicony Power Technology Co Ltd 386
1,091,800 Chin Hin Group Bhd 674
643,000 China Aircraft Leasing Group Holdings Ltd 380
177,022 China Baoan Group Co Ltd 279
1,992,000 China Communications Services Corp Ltd 670
1,202,074 China Conch Venture Holdings Ltd 1,911
348,900 China CSSC Holdings Ltd 1,109
2,325,000 China Energy Engineering Corp Ltd 731
517,000 *
China High Speed Transmission Equipment Group
Co Ltd 232
858,036 China Lesso Group Holdings Ltd 794
108,500 China Meheco Co Ltd 184
314,200 China National Chemical Engineering Co Ltd 353
1,001,718 China Railway Group Ltd - A 737
3,257,000 China Railway Group Ltd - H 1,600
754,000 China State Construction Development Holdings Ltd 189
1,920,700 China State Construction Engineering Corp Ltd 1,390
1,466,000 China State Construction International Holdings Ltd 1,477
21,606 China Yuchai International Ltd 158
189,645 *,e Chiyoda Corp 496
55,600 Chudenko Corp 803
509,000 Chung Hsin Electric & Machinery Manufacturing Corp 909
852,000 e CIMC Enric Holdings Ltd 905
38,488 * CIRCOR International, Inc 635
4,165,517 Citic Pacific Ltd 3,925
7,422,000 Citic Resources Holdings Ltd 390
16,752 CJ Corp 808
3,264,090 CK Hutchison Holdings Ltd 17,973

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
60,993 CKD Corp $ 724
138,918 CNH Industrial NV 1,555
1,126,618 e CNH Industrial NV (NYSE) 12,584
34,823 g Cochin Shipyard Ltd 188
20,909 Columbus McKinnon Corp 547
263,849 Comfort Systems USA, Inc 25,680
3,317,852 Compagnie de Saint-Gobain 118,632
137,417 COMSYS Holdings Corp 2,332
23,603 * Concrete Pumping Holdings Inc 152
21,987 Construcciones y Auxiliar de Ferrocarriles S.A. 497
113,648 * Construction Partners Inc 2,981
159,859 Contemporary Amperex Technology Co Ltd 9,001
462,000 Continental Engineering Corp 438
1,676 Conzzeta AG. 900
47,518 *,e Core & Main, Inc 1,081
689,200 COSCO SHIPPING Development Co Ltd 239
12,392 Crane Holdings Co 1,085
56,645 * Creative & Innovative System 428
827,469 * Crompton Greaves Ltd 2,381
30,782 CS Wind Corp 1,292
602,000 * CSBC Corp Taiwan 300
29,202 CSW Industrials, Inc 3,498
610,000 CTCI Corp 875
155,785 Cummins India Ltd 2,277
74,340 Cummins, Inc 15,129
41,438 Curtiss-Wright Corp 5,767
31,954 *,e Custom Truck One Source, Inc 186
15,108 Daelim Industrial Co 601
9,295 Daetwyler Holding AG. 1,482
249,665 * Daewoo Engineering & Construction Co Ltd 711
59,458 Daewoo International Corp 862
51,064 *,e Daewoo Shipbuilding & Marine Engineering Co Ltd 670
37,813 Daifuku Co Ltd 1,779
23,348 Daihen Corp 600
10,589 e Daiho Corp 303
442,686 Daikin Industries Ltd 68,116
60,209 * Daimler Truck Holding AG. 1,361
35,100 Daiwa Industries Ltd 278
19,910 e Danieli & Co S.p.A. 337
76,171 Danieli & Co S.p.A. (RSP) 908
44,162 Dassault Aviation S.A. 5,024
35,099 Dawonsys Co Ltd 410
145,200 DCC plc 7,541
12,516 *,e Decarbonization Plus Acquisition Corp 21
739,827 Deere & Co 247,021
205,704 *,e Desktop Metal, Inc 533
145,905 Deutz AG. 452
56,403 g Dilip Buildcon Ltd 152
245,445 Diploma plc 6,307
37,620 DL E&C Co Ltd 892
7,525,260 DMCI Holdings, Inc 1,264
109,776 Donaldson Co, Inc 5,380
211,929 Dongfang Electric Corp Ltd 607
57,853 Doosan Bobcat, Inc 1,138
7,962 e Doosan Corp 445
51,126 * Doosan Fuel Cell Co Ltd 1,009
290,772 * Doosan Heavy Industries and Construction Co Ltd 2,856
147,807 * Doosan Infracore Co Ltd 455
38,763 Douglas Dynamics, Inc 1,086
1,156,854 Dover Corp 134,866
392,953 *,† Drake & Scull International PJSC 1

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
9,320 * Dredging Environmental & Marine Engineering NV $ 966
2,583,004 Dubai Investments PJSC 1,631
8,718 * Ducommun, Inc 346
62,232 Duerr AG. 1,294
11,998 * DXP Enterprises, Inc 284
78,580 * Dycom Industries, Inc 7,507
4,087,800 Dynasty Ceramic PCL 290
1,806,830 Eaton Corp 240,959
112,200 Ebara Corp 3,656
17,768 *,e Ebusco Holding NV 277
54,574 Ecopro BM Co Ltd 3,302
27,300 *,e EHang Holdings Ltd (ADR) 115
10,817 Eiffage S.A. 867
28,903 Elbit Systems Ltd 5,472
11,501 Elco Holdings Ltd 679
2,562 Electra Israel Ltd 1,433
2,478,525 Electrocomponents plc 26,458
288,823 e Electrolux Professional AB 1,180
893,992 ElSewedy Electric Co 346
7,161,900 * Embraer S.A. 15,467
98,349 EMCOR Group, Inc 11,357
44,354 Emerson Electric Co 3,248
54,611 Encore Wire Corp 6,310
7,706 Energiekontor AG. 628
323,208 * Energy Recovery, Inc 7,027
7,964 * Energy Vault Holdings, Inc 42
7,690 * Enerpac Tool Group Corp 137
28,549 EnerSys 1,661
279,221 Engineers India Ltd 218
179,273 *,e Enovix Corp 3,287
155,309 EnPro Industries, Inc 13,198
243,104 Epiroc AB 3,065
90,261 Epiroc AB 1,291
37,997 Esab Corp 1,268
5,279 ESAB India Ltd 235
161,681 ESCO Technologies, Inc 11,874
11,543 *,e ESS Tech, Inc 47
122,220 Eve Energy Co Ltd 1,450
238,798 * Evoqua Water Technologies Corp 7,897
160,219 e Fagerhult AB 540
364,600 Fangda Carbon New Material Co Ltd 319
100,384 * Fanuc Ltd 14,095
3,909,631 Far Eastern Textile Co Ltd 3,969
522,654 Fastenal Co 24,063
4,487 * Fathom Digital Manufacturing C 9
217,513 Federal Signal Corp 8,118
171,552 Ferguson plc 17,795
522,252 Ferrovial S.A. 11,854
613,461 *,e Fincantieri S.p.A 278
342,003 Finning International, Inc 6,011
68,554 Finolex Cables Ltd 393
420,000 e First Tractor Co 145
1,511,748 Fletcher Building Ltd 4,095
1,253,592 Flowserve Corp 30,462
1,672,560 FLSmidth & Co AS 36,225
6,123 *,e Fluence Energy, Inc 89
119,063 e Fluidra S.A. 1,785
385,632 * Fluor Corp 9,598
639,488 Fortive Corp 37,282
202,130 Fortune Brands Home & Security, Inc 10,852
3,476,008 e Fosun International 2,148

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
16,570 Franklin Electric Co, Inc $ 1,354
378,700 e Frencken Group Ltd 254
85,053 *,e FTC Solar, Inc 252
218,054 *,e FuelCell Energy, Inc 744
392,621 * Fugro NV 3,975
84,333 * Fuji Electric Holdings Co Ltd 3,091
101,045 Fuji Machine Manufacturing Co Ltd 1,322
816,178 Fujikura Ltd 4,868
78,039 e Fujitec Co Ltd 1,570
14,839 Fukushima Industries Corp 367
31,656 Furukawa Co Ltd 265
91,044 Furukawa Electric Co Ltd 1,443
2,178,791 Gamuda BHD 1,842
38,957 GARO AB 343
75,887 * Gates Industrial Corp plc 741
25,619 GATX Corp 2,181
21,308 GEA Group AG. 690
5,341 Geberit AG. 2,290
66,999 GEK Group of Cos S.A. 573
57,231 * Generac Holdings, Inc 10,195
162,350 General Dynamics Corp 34,446
51,517 General Electric Co 3,189
97,725 Georg Fischer AG. 4,656
161,162 * Gibraltar Industries, Inc 6,596
20,701 e Giken Seisakusho Co, Inc 448
22,800 * Ginlong Technologies Co Ltd 708
4,414 Global Industrial Co 118
58,456 Glory Ltd 858
20,166 GMM Pfaudler Ltd 475
53,074 * GMS, Inc 2,123
51,213 * Godrej Industries Ltd 276
14,837 Gorman-Rupp Co 353
62,530 Gotion High-tech Co Ltd 268
56,677 Graco, Inc 3,398
25,378 GrafTech International Ltd 109
544,549 Grafton Group plc 4,042
33,881 Granite Construction, Inc 860
89,695 Graphite India Ltd 390
39,940 * Great Lakes Dredge & Dock Corp 303
124,735 Greaves Cotton Ltd 227
23,642 Greenbrier Cos, Inc 574
2,796,000 g Greentown Management Holdings Co Ltd 2,365
20,191 Griffon Corp 596
53,632 Grindwell Norton Ltd 1,351
552,893 e Grupo Carso S.A. de C.V. (Series A1) 2,025
220,799 e Grupo Rotoplas SAB de C.V. 316
43,537 GS Engineering & Construction Corp 679
53,092 GS Holdings Corp 1,537
78,354 GS Yuasa Corp 1,223
97,764 GT Capital Holdings, Inc 692
18,315 Guangdong Kinlong Hardware Products Co Ltd 228
128,841 Gulf Cable & Electrical Industries Co KSCP 445
84,651 *,g GVS S.p.A 494
272,021 GWA International Ltd 332
41,713 H&E Equipment Services, Inc 1,182
810,497 Haitian International Holdings Ltd 1,534
416,790 Hangzhou Steam Turbine Co 565
25,303 * Hanjin Heavy Industries & Construction Co Ltd 76
53,379 Hanwa Co Ltd 1,264
44,891 Hanwha Corp 760
22,837 Hanwha Corp (3P) 222

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
77,993 e Hanwha Systems Co Ltd $ 598
561,081 HAP Seng Consolidated BHD 739
1,018,000 * Harbin Power Equipment 298
44,333 e Hardwoods Distribution, Inc 845
58,700 e Harmonic Drive Systems, Inc 1,819
270,669 Havells India Ltd 4,466
55,349 *,e Hayward Holdings, Inc 491
195,236 Hazama Ando Corp 1,127
43,200
HDC Hyundai Development Co-Engineering &
Construction 310
18,648 HEG Ltd 240
6,205 HEICO Corp 893
72,186 HEICO Corp (Class A) 8,274
311,416 * Heidelberger Druckmaschinen 350
11,491 *,e Heliogen, Inc 21
20,997 Helios Technologies, Inc 1,062
138,256 Hensoldt AG. 2,760
3,650 Herc Holdings, Inc 379
144,895 * Hexagon Composites ASA 316
88,591 *,e Hexagon Purus Holding AS. 162
194,653 e Hexatronic Group AB 1,817
68,817 Hexcel Corp 3,559
105,389 Hillenbrand, Inc 3,870
100,596 * Hillman Solutions Corp 758
349,400 Hino Motors Ltd 1,445
9,900 Hirata Corp 282
208,159 * Hitachi Construction Machinery Co Ltd 3,869
2,286,429 * Hitachi Ltd 97,301
698,720 Hitachi Zosen Corp 4,137
350,643 Hiwin Technologies Corp 1,942
29,182 Hochtief AG. 1,381
1,985,345 Honeywell International, Inc 331,493
48,685 Hongfa Technology Co Ltd 238
103,124 Hoshizaki Electric Co Ltd 2,876
1,317,405 Howden Joinery Group plc 7,360
605,057 Howmet Aerospace, Inc 18,714
396,928 Hubbell, Inc 88,515
19,684 Huber & Suhner AG. 1,554
7,394 * Hudson Technologies, Inc 54
7,836 Huntington Ingalls 1,736
451,711 Husqvarna AB (B Shares) 2,504
39,204 * Hydrofarm Holdings Group, Inc 76
104,407 *,e Hyliion Holdings Corp 300
10,178 Hyosung Corp 495
5,425 * Hyosung Heavy Industries Corp 223
8,221 Hyster-Yale Materials Handling, Inc 177
15,229 Hyundai Construction Equipment Co Ltd 337
25,601 * Hyundai Electric & Energy System Co Ltd 564
28,301 Hyundai Elevator Co Ltd 440
57,077 Hyundai Engineering & Construction Co Ltd 1,480
29,842 * Hyundai Heavy Industries 1,506
19,126 * Hyundai Heavy Industries Co Ltd 1,520
29,175 * Hyundai Mipo Dockyard 2,077
97,353 * Hyundai Rotem Co Ltd 1,704
33,877 Idec Corp 687
21,449 IDEX Corp 4,287
3,263 * IES Holdings, Inc 90
3,327,600 IJM Corp BHD 1,194
277,271 Illinois Tool Works, Inc 50,089
493,311 IMI plc 6,100
17,002 * Implenia AG. 541

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
92,736 Inaba Denki Sangyo Co Ltd $ 1,748
50,798 Inabata & Co Ltd 818
17,713 g IndiaMart InterMesh Ltd 963
23,262 Indus Holding AG. 413
1,736,007 Industries Qatar QSC 8,014
292,136 Indutrade AB 4,738
5,267 *,e Infrastructure and Energy Alternatives, Inc 71
359,060 e INFRONEER Holdings, Inc 2,434
979,919 Ingersoll Rand, Inc 42,391
2,803,600 *,† Inovisi Infracom Tbk PT 0 ^
326,899 * InPost S.A. 1,902
217,722 e Instalco AB 873
3,141 Insteel Industries, Inc 83
86,544 Interpump Group S.p.A. 2,799
785 Interroll Holding AG. 1,491
159,297 Investment AB Latour 2,636
48,329 e INVISIO AB 588
147,499 Inwido AB 1,160
164,900 Iochpe-Maxion S.A. 388
157,281 IRB Infrastructure Developers Ltd 401
16,955 IS Dongseo Co Ltd 359
24,857 ISGEC Heavy Engineering Ltd 154
393,200 Ishikawajima-Harima Heavy Industries Co Ltd 8,410
20,903 Italmobiliare S.p.A 479
523,455 *,e Itm Power plc 603
1,241,262 Itochu Corp 29,961
132,160 ITT, Inc 8,635
244,417 * Iveco Group NV 1,153
241,191 Jamna Auto Industries Ltd 335
56,400 Jantsa Jant Sanayi Ve Ticaret AS. 236
279,596 * Janus International Group, Inc 2,494
12,832 Japan Pulp & Paper Co Ltd 386
71,361 Japan Steel Works Ltd 1,407
186,968 Jardine Matheson Holdings Ltd 9,453
47,400 JDC Corp 206
43,989 * JELD-WEN Holding, Inc 385
3,299,066 JG Summit Holdings (Series B) 2,359
403,900 JGC Corp 5,011
83,504 Jiangsu Hengli Hydraulic Co Ltd 531
251,618 Jiangsu Zhongtian Technology Co Ltd 792
95,900 * Jiangxi Special Electric Motor Co Ltd 264
4,514 John Bean Technologies Corp 388
205,854 Johns Lyng Group Ltd 827
859,776 Johnson Controls International plc 42,318
15,798 g JOST Werke AG. 551
299,400 *,e JTOWER, Inc 13,508
6,495 Judges Scientific plc 529
57,786 Jungheinrich AG. 1,166
3,543 Kaba Holding AG. 1,196
1,605 Kadant, Inc 268
96,021 Kajaria Ceramics Ltd 1,410
274,399 Kajima Corp 2,601
66,804 Kalpataru Power Transmission Ltd 344
20,906 Kaman Corp 584
55,400 Kanamoto Co Ltd 791
197,001 Kandenko Co Ltd 1,133
90,200 Kanematsu Corp 888
3,100,740 KAP Industrial Holdings Ltd 668
1,638 * Karat Packaging, Inc 26
17,475 Kardex AG. 2,317
23,800 Katakura Industries Co Ltd 336

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
260,700 e Kawasaki Heavy Industries Ltd $ 3,954
12,309 KCC Glass Corp 341
146,518 KEC International Ltd 808
121,600 Keda Industrial Group Co Ltd 285
73,998 KEI Industries Ltd 1,304
117,000 Keihan Electric Railway Co Ltd 3,040
113,254 Keller Group plc 791
20,261 *,e Kempower Oyj 346
61,879 Kennametal, Inc 1,273
16,015 KEPCO Engineering & Construction Co, Inc 612
1,518,647 Keppel Corp Ltd 7,308
565,113 * Kier Group plc 426
214,071 Kinden Corp 2,259
22,999 Kingspan Group plc 1,036
117,000 Kinik Co 443
135,161 KION Group AG. 2,588
183,900 Kitz Corp 1,019
99,643 Kloeckner & Co AG. 760
373,030 Knorr-Bremse AG. 16,019
134,623 KNR Constructions Ltd 376
759,116 KOC Holding AS 1,848
945,120 Komatsu Ltd 17,209
4,473 Komax Holding AG. 1,036
46,458 Kone Oyj (Class B) 1,790
75,645 Konecranes Oyj 1,503
246,132 Kongsberg Gruppen ASA 7,469
319,000 * Koninklijke BAM Groep NV 784
81,876 Korea Aerospace Industries Ltd 2,759
6,790 Korea Electric Terminal Co Ltd 293
345,472 * Kornit Digital Ltd 9,193
1,076,677 * Kratos Defense & Security Solutions, Inc 10,939
16,229 Krones AG. 1,426
13,858 KSB Ltd 338
95,976 * Kuang-Chi Technologies Co Ltd 200
1,013,712 Kubota Corp 14,087
37,404 Kumagai Gumi Co Ltd 652
75,000 Kung Long Batteries Industrial Co Ltd 326
93,587 Kurita Water Industries Ltd 3,323
34,954 Kyokuto Kaihatsu Kogyo Co Ltd 320
120,655 Kyowa Exeo Corp 1,744
62,022 Kyudenko Corp 1,178
7,837 Kyung Dong Navien Co Ltd 186
131,056 L3Harris Technologies, Inc 27,237
3,506 Lakshmi Machine Works Ltd 530
789,678 Larsen & Toubro Ltd 17,827
782 * Lawson Products, Inc 22
73,162 Legrand S.A. 4,731
26,208 Lennox International, Inc 5,836
491,086 Leonardo S.p.A. 3,477
108,938 LG Corp 5,588
26,619 *,e LG Energy Solution 7,849
6,839 LG Hausys Ltd 154
32,898 LG International Corp 888
422,067 Lifco AB 5,855
42,108 LIG Nex1 Co Ltd 2,645
9,021 *,e Lightning eMotors, Inc 14
29,168 Lincoln Electric Holdings, Inc 3,667
90,212 Lindab International AB 1,006
1,476 Lindsay Corp 211
68,951 *,e Lion Electric Co 196
23,224 e LISI 406

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
301,350 e LIXIL Group Corp $ 4,422
1,943,500 e LK Technology Holdings Ltd 2,196
174,811 Lockheed Martin Corp 67,528
2,384,000 Lonking Holdings Ltd 349
63,051 LS Cable Ltd 2,474
19,531 LS Industrial Systems Co Ltd 632
2,655,400 LT Group, Inc 373
99,342 g Luceco plc 91
298,000 *,e Luoyang Glass Co Ltd 331
18,530 Luoyang Xinqianglian Slewing Bearing Co Ltd 229
127,192 Luxfer Holdings plc 1,844
58,862 * LX Holdings Corp 338
104,243 e Maas Group Holdings Ltd 210
62,932 Mabuchi Motor Co Ltd 1,709
175,267 e Maire Tecnimont S.p.A 411
28,539 Makino Milling Machine Co Ltd 881
226,191 Makita Corp 4,389
2,025,200 Malaysian Resources Corp BHD 131
11,755 e Manitou BF S.A. 189
103,780 * Manitowoc Co, Inc 804
642,900 Marcopolo S.A. 344
78,591 *,e Markforged Holding Corp 156
1,353,940 Marubeni Corp 11,814
23,300 MARUKA FURUSATO Corp 497
1,072,050 Masco Corp 50,054
3,033 * Masonite International Corp 216
45,899 * Mastec, Inc 2,915
31,500 Max Co Ltd 433
55,037 Maxar Technologies, Inc 1,030
2,387 MBB SE 186
11,240 McGrath RentCorp 943
24,635 *,e McPhy Energy S.A. 227
130,120 *,e MDA Ltd 683
165,098 MDU Resources Group, Inc 4,515
1,255,500 e MECOM Power and Construction Ltd 294
37,971 Meidensha Corp 519
578,587 Melrose Industries plc 647
43,640 * Mercury Systems, Inc 1,772
917,003 Metallurgical Corp of China Ltd 385
28,200 METAWATER Co Ltd 369
810,542 Metso Outotec Oyj 5,375
73,725 *,e Microvast Holdings, Inc 133
14,686 * Middleby Corp 1,882
74,794 e Mie Kotsu Group Holdings, Inc 258
8,550 Miller Industries, Inc 182
359,290 Minebea Co Ltd 5,315
136,300 Ming Yang Smart Energy Group Ltd 461
248,462 Miraito Holdings Corp 2,518
406,454 MISUMI Group, Inc 8,752
1,595,635 Mitsubishi Corp 43,641
1,258,077 Mitsubishi Electric Corp 11,383
311,938 Mitsubishi Heavy Industries Ltd 10,375
33,400 Mitsubishi Nichiyu Forklift Co Ltd 171
33,550 Mitsuboshi Belting Co Ltd 699
2,096,769 Mitsui & Co Ltd 44,619
106,700 Miura Co Ltd 2,174
35,728 *,e Momentus, Inc 49
145,410 Monadelphous Group Ltd 1,207
4,421,090 MonotaRO Co Ltd 67,841
24,304 *,g Montana Aerospace AG. 254
18,627 Moog, Inc (Class A) 1,310

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
348,216 Morgan Crucible Co plc $ 883
69,874 Morgan Sindall plc 1,140
138,144 Mori Seiki Co Ltd 1,578
36,900 Morita Holdings Corp 328
887,382 * MRC Global, Inc 6,380
36,537 MSC Industrial Direct Co (Class A) 2,660
14,949 MTAR Technologies Ltd 288
76,024 MTU Aero Engines Holding AG. 11,362
143,933 Mueller Industries, Inc 8,555
21,146 Mueller Water Products, Inc (Class A) 217
264,077 g Munters Group AB 1,847
113,120 * MYR Group, Inc 9,585
132,400 Nabtesco Corp 2,708
16,533 Nachi-Fujikoshi Corp 405
595,757 Nagarjuna Construction Co 520
118,700 Nagase & Co Ltd 1,620
482,416 NARI Technology Co Ltd 1,682
273,659 National Central Cooling Co PJSC 210
2,123,338 National Industries Group Holding SAK 1,568
4,218 National Presto Industries, Inc 274
1,237,336 NBCC India Ltd 464
232,872 NCC AB (B Shares) 1,676
1,888,789 *,e NEL ASA 2,082
54,294 Nexans S.A. 4,833
84,007 e NFI Group, Inc 738
79,004 NGK Insulators Ltd 983
1,885,608 Nibe Industrier AB 16,820
64,940 Nichias Corp 1,007
15,700 Nichiden Corp 188
55,345 Nichiha Corp 1,049
62,952 Nidec Corp 3,524
54,067 Nikkiso Co Ltd 339
38,155 * Nikola Corp 134
14,776 * Nilfisk Holding A.S. 256
13,300 Ningbo Deye Technology Co Ltd 784
38,100 Ningbo Orient Wires & Cables Co Ltd 372
30,478 Ningbo Ronbay New Energy Technology Co Ltd 359
11,500 Nippon Carbon Co Ltd 316
60,859 Nippon Densetsu Kogyo Co Ltd 773
6,100 e Nippon Road Co Ltd 242
17,717 Nippon Steel Trading Co Ltd 616
40,665 e Nishimatsu Construction Co Ltd 1,064
119,900 Nishio Rent All Co Ltd 2,366
162,931 Nisshinbo Industries, Inc 1,183
105,900 Nissin Electric Co Ltd 974
22,200 Nitta Corp 426
30,200 Nitto Boseki Co Ltd 481
44,535 e Nitto Kogyo Corp 730
93,872 * NKT Holding AS 4,432
2,400 *,†,e Noble Group Ltd 0 ^
249,154 Nolato AB 1,135
151,870 *,e Nordex AG. 1,197
66,162 Nordson Corp 14,044
14,183 Noritake Co Ltd 394
21,851 Noritsu Koki Co Ltd 369
32,231 Noritz Corp 344
38,519 NORMA Group 519
113,400 North Industries Group Red Arrow Co Ltd 357
280,748 Northrop Grumman Corp 132,041
6,784 * Northwest Pipe Co 191
756,711 * NOW, Inc 7,605

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
524,866 NRW Holdings Ltd $ 799
470,600 e NSK Ltd 2,308
475,261 NTN Corp 838
24,369 *,e NuScale Power Corp 285
1,849 * NV5 Global Inc 229
138,886 nVent Electric plc 4,390
1,919,000 NWS Holdings Ltd 1,731
19,746 e Obara Corp 439
446,609 Obayashi Corp 2,866
554,942 OC Oerlikon Corp AG. 3,552
5,961 OHB AG. 177
22,621 Oiles Corp 230
34,267 Okuma Holdings, Inc 1,177
31,200 Okumura Corp 614
52,485 Olectra Greentech Ltd 374
526 e Omega Flex, Inc 49
325,606 *,e Opus Global Rt 98
30,548 Organo Corp 432
100,406 OSG Corp 1,242
17,701 Oshkosh Corp 1,244
9 OSRAM Licht AG. 0 ^
460,879 Otis Worldwide Corp 29,404
9,662 Otokar Otobus Karoseri Sanayi AS 295
397,101 Owens Corning, Inc 31,216
177,809 *,e OX2 AB 1,332
490,483 PACCAR, Inc 41,049
19,175 e Palfinger AG. 368
16,679 Park Aerospace Corp 184
583,118 Parker-Hannifin Corp 141,295
106,646 * Parsons Corp 4,181
219,349 Peab AB (Series B) 1,049
160,099 Pentair plc 6,505
1,704,900 Pentamaster Corp BHD 1,506
328,846 Penta-Ocean Construction Co Ltd 1,651
22,127 People & Technology, Inc 620
34,522 PER Aarsleff A.S. 849
4,070 Pfeiffer Vacuum Technology AG. 502
207,839 * PGT Innovations, Inc 4,356
449,237 *,e Plug Power, Inc 9,438
138,567 PNC Infratech Ltd 447
44,399 PNE AG. 767
63,730 Polycab India Ltd 1,993
450,068 Polypipe Group plc 1,457
187,100 Polyplex PCL (Foreign) 121
21,693 Porr AG. 191
7,556 Powell Industries, Inc 159
613,269 Power Construction Corp of China Ltd 599
56,370 *,e PowerCell Sweden AB 691
3,397,000 * PP Persero Tbk PT 196
143,868 Praj Industries Ltd 730
2,024 Preformed Line Products Co 144
37,755 Primoris Services Corp 614
40,560 Prince Pipes & Fittings Ltd 286
102,440 *,e Proterra, Inc 510
26,428 * Proto Labs, Inc 963
131,007 Prysmian S.p.A. 3,753
8,333 Pylon Technologies Co Ltd 470
1,343,404 QinetiQ plc 4,902
25,731 Quanex Building Products Corp 467
283,920 Quanta Services, Inc 36,169
50,773 * RADA Electronic Industries Ltd 489

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
45,700 Raito Kogyo Co Ltd $ 601
211,700 Randon Participacoes S.A. 373
623,730 Ras Al Khaimah Ceramics 498
5,534 Rational AG. 2,680
5,497,562 Raytheon Technologies Corp 450,030
19,246 * RBC Bearings, Inc 4,000
626,000 *,e Realord Group Holdings Ltd 751
16,635 *,e Redwire Corp 40
236,526 Reece Ltd 2,125
119,092 Regal-Beloit Corp 16,716
1,427,005 Reliance Worldwide Corp Ltd 3,105
45,600 *,e ReneSola Ltd (ADR) 230
109,771 * Resideo Technologies, Inc 2,092
200,396 Reunert Ltd 479
25,786 REV Group, Inc 284
542,245 Rexel S.A. 8,126
155,000 Rexon Industrial Corp Ltd 145
126,302 Rheinmetall AG. 19,446
65,043 e Richelieu Hardware Ltd 1,805
6,065 e Rieter Holding AG. 515
64,400 Riyue Heavy Industry Co Ltd 190
96,962 *,e Rocket Lab USA, Inc 395
246,030 Rockwell Automation, Inc 52,924
1,355 Rockwool International AS (B Shares) 214
9,229,112 * Rolls-Royce Group plc 7,068
1,742,486 Rotork plc 4,522
63,000 Ruentex Engineering & Construction Co 163
244,950 Run Long Construction Co Ltd 458
77,445 Rush Enterprises, Inc (Class A) 3,397
7,183 Rush Enterprises, Inc (Class B) 344
76,680 Russel Metals, Inc 1,427
89,007 Saab AB (Class B) 2,773
473,304 e Sacyr Vallehermoso S.A. 1,035
565,312 Safran S.A. 51,438
30,711 Salcef S.p.A 418
106,033 * SAM KANG M&T Co Ltd 1,557
9,254 Samho International Co Ltd 101
121,221 Samsung C&T Corp 8,686
108,288 * Samsung Engineering Co Ltd 1,705
439,468 * Samsung Heavy Industries Co Ltd 1,619
104,383 Samsung Techwin Co Ltd 4,459
207,000 San Shing Fastech Corp 348
2,243,430 Sandvik AB 30,581
47,500 Sanki Engineering Co Ltd 520
225,141 Sanwa Shutter Corp 1,934
1,281,000 Sany Heavy Equipment International 1,243
625,857 Sany Heavy Industry Co Ltd 1,219
10,000 Sanyo Denki Co Ltd 341
18,179 *,e Sarcos Technology and Robotics Corp 40
46,959 Saudi Ceramic Co 483
63,717 e Savaria Corp 637
56,090 Schaeffler India Ltd 2,195
104,906 Schindler Holding AG. 16,281
122,734 Schindler Holding AG. (Registered) 18,493
530,515 Schneider Electric S.A. 59,922
1,214 e Schweiter Technologies AG. 899
29,095 Sekisui Jushi Corp 331
21,005,292 *,e SembCorp Marine Ltd 1,536
11,991 e Semperit AG. Holding 201
615,461 * Senior plc 804
68,307 Sensata Technologies Holding plc 2,546

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
200,432 e Seven Group Holdings Ltd $ 2,174
21,219 SFA Engineering Corp 559
23,117 SFS Group AG. 1,987
74,002 *,e SGL Carbon AG. 429
380,627 Shanghai Construction Group Co Ltd 135
569,700 Shanghai Diesel Engine Co Ltd 228
857,803 Shanghai Electric Group Co Ltd 467
387,800 Shanghai Highly Group Co Ltd 180
532,000 Shanghai Industrial Holdings Ltd 576
281,100 Shanghai Mechanical and Electrical Industry Co Ltd 286
414,100 * Shanghai Zhongyida Co Ltd 196
190,541 Shapir Engineering and Industry Ltd 1,538
168,040 Shenzhen Inovance Technology Co Ltd 1,359
24,936 Shibaura Machine Co Ltd 496
17,200 Shibuya Kogyo Co Ltd 288
300,780 * Shikun & Binui Ltd 1,215
31,800 e Shima Seiki Manufacturing Ltd 443
369,244 Shimizu Corp 1,805
279,000 Shin Zu Shing Co Ltd 790
18,584 Shinko Plantech Co Ltd 151
61,600 Shinmaywa Industries Ltd 414
307,841 * Shoals Technologies Group, Inc 6,634
52,908 SHO-BOND Holdings Co Ltd 2,286
565,753 Shyft Group, Inc 11,558
96,600 * Sichuan New Energy Power Co Ltd 255
282,400 Sichuan Road & Bridge Co Ltd 406
1,490,636 Siemens AG. 145,699
1,047,407 e Siemens Energy AG. 11,533
30,164 * Siemens Gamesa Renewable Energy 526
78,404 Siemens India Ltd 2,656
43,800 Sieyuan Electric Co Ltd 235
888,978 * SIG plc 298
239,125 g Signify NV 6,154
3,337,859 Sime Darby BHD 1,535
13,806 Simpson Manufacturing Co, Inc 1,082
846,907 Singapore Technologies Engineering Ltd 2,104
3,342,100 Sino Thai Engineering & Construction PCL 1,006
1,998,500 Sinopec Engineering Group Co Ltd 799
1,086,467 Sinotruk Hong Kong Ltd 903
39,208 * SiteOne Landscape Supply, Inc 4,083
2,880,136 *,e Sitios Latinoamerica SAB de C.V. 1,286
46,737 SK Holdings Co Ltd 6,205
415,975 SK Networks Co Ltd 1,144
50,276 Skanska AB (B Shares) 626
669,740 e SKF AB (B Shares) 8,972
31,664 SKF India Ltd 1,827
165,626 SM Investments Corp 2,040
36,463 SMC Corp 14,839
1,510,463 Smiths Group plc 25,160
42,291 Snap-On, Inc 8,515
214,012 e SNC-Lavalin Group, Inc 3,563
290,302 Sojitz Holdings Corp 4,253
6,617 Solar Holdings AS (B Shares) 433
49,581 *,e Soltec Power Holdings S.A. 206
9,050 Somfy S.A. 839
103,293 Spirax-Sarco Engineering plc 11,874
500,983 Spirit Aerosystems Holdings, Inc (Class A) 10,982
281,137 * SPX Technologies, Inc 15,524
29,639 Stabilus SE 1,303
61,238 e Stadler Rail AG. 1,682
20,092 Standex International Corp 1,641

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
126,106 Stanley Black & Decker, Inc $ 9,484
47,166 Star Micronics Co Ltd 531
10,128 Steico SE 431
344,355 *,e Stem, Inc 4,594
55,655 * Sterling & Wilson Solar Ltd 209
24,984 * Sterling Construction Co, Inc 536
1,676,300 e Storskogen Group AB 1,345
19,214 Strabag SE 727
26,027 Sulzer AG. 1,497
751,670 Sumitomo Corp 9,286
19,097 Sumitomo Densetsu Co Ltd 342
270,400 Sumitomo Heavy Industries Ltd 5,008
144,137 Sumitomo Mitsui Construction Co Ltd 443
1,452,000 * Sun King Power Electronics Group Ltd 297
95,270 Sungrow Power Supply Co Ltd 1,476
315,366 * Sunrun, Inc 8,701
2,416,900 Sunway BHD 817
339,200 Sunway Construction Group BHD 110
71,763 Sunwoda Electronic Co Ltd 234
10,400 Suzhou Maxwell Technologies Co Ltd 709
6,100,669 * Suzlon Energy Ltd 643
262,529 e Sweco AB 2,202
676,280 Ta Ya Electric Wire & Cable 387
118,822 Tadano Ltd 695
769,068 *,e Taihan Electric Wire Co Ltd 771
7,343 Taihei Dengyo Kaisha Ltd 169
31,053 Taikisha Ltd 691
122,486 Taisei Corp 3,397
1,205,000 Taiwan Glass Industrial Corp 659
11,439 Takamatsu Corp 149
36,164 Takara Standard Co Ltd 324
84,841 Takasago Thermal Engineering Co Ltd 998
137,600 Takeuchi Manufacturing Co Ltd 2,540
75,700 Takuma Co Ltd 649
77,852 e,g Talgo S.A. 189
2,129,000 * Tatung Co Ltd 2,127
75,000 Taurus Armas S.A. 227
283,066 TBEA Co Ltd 859
1,385,975 Techtronic Industries Co 13,225
1,966,000 Teco Electric and Machinery Co Ltd 1,736
211,778 Tekfen Holding AS 334
8,796 Tennant Co 498
420,838 Terex Corp 12,516
18,853 *,e Terran Orbital Corp 33
30,455 Textainer Group Holdings Ltd 818
688,760 Textron, Inc 40,127
59,634 Thales S.A. 6,571
5,640,000 *,e Theme International Holdings Ltd 564
49,764 Thermax Ltd 1,319
26,103 * Thermon Group Holdings 402
149,200 * THK Co Ltd 2,576
8,870,100 Thoresen Thai Agencies PCL 1,794
16,558 Timken Co 978
27,508 Timken India Ltd 1,032
78,974 * Titan International, Inc 959
108,554 * Titan Machinery, Inc 3,068
142,900 Titan Wind Energy Suzhou Co Ltd 254
48,477 TKH Group NV 1,570
13,600 Toa Corp/Tokyo 234
90,111 Tocalo Co Ltd 731
257,256 e Toda Corp 1,323

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
9,815 e Toenec Corp $ 231
119,700 Tokai Corp 721
91,602 Tokyu Construction Co Ltd 398
38,464 Toro Co 3,326
164,500 Toromont Industries Ltd 11,451
186,892 Toshiba Corp 6,658
27,077 Totetsu Kogyo Co Ltd 435
95,428 Toto Ltd 3,187
78,503 Toyo Construction Co Ltd 464
16,900 Toyo Tanso Co Ltd 383
90,771 Toyota Industries Corp 4,336
140,458 Toyota Tsusho Corp 4,351
5,425 * TPI Composites, Inc 61
954,370 Trane Technologies plc 138,202
1,087 * Transcat Inc 82
81,653 TransDigm Group, Inc 42,853
555,751 Travis Perkins plc 4,771
396,980 Trelleborg AB (B Shares) 7,448
104,388 * Trex Co, Inc 4,587
55,424 Trinity Industries, Inc 1,183
47,054 Triton International Ltd 2,575
150,333 * Triumph Group, Inc 1,291
92,314 Triveni Turbine Ltd 265
53,509 Troax Group AB 755
68,910 Trusco Nakayama Corp 951
30,290 Tsubakimoto Chain Co 640
47,400 Tsugami Corp 383
16,408 Turk Traktor ve Ziraat Makineleri AS 247
1,594,907 Turkiye Sise ve Cam Fabrikalari AS 2,193
35,864 * Tutor Perini Corp 198
31,056 * TY Holdings Co Ltd 260
231,758 Tyman plc 505
156,447 UFP Industries, Inc 11,289
17,800 Union Tool Co 409
194,000 United Integrated Services Co Ltd 914
121,000 * United Rentals, Inc 32,685
278,228 * Univar Solutions Inc 6,327
66,638 Uponor Oyj 876
116,100 Ushio, Inc 1,206
467,900 UWC BHD 388
203,012 e Valmet Corp 4,104
17,224 Valmont Industries, Inc 4,627
22,091 e Varta AG. 626
29,497 e,g VAT Group AG. 5,986
76,701 * Vectrus, Inc 2,715
131,688 Veidekke ASA 985
10,521 *,e Velo3D, Inc 41
369,414 Ventia Services Group Pty Ltd 609
1,842 * Veritiv Corp 180
247,735 Vertiv Holdings Co 2,408
485,635 Vestas Wind Systems A.S. 8,942
178,721 *,e Vestum AB 200
289,350 Vesuvius plc 1,000
173,269 V-Guard Industries Ltd 515
14,987 * Vicor Corp 886
94,989 *,e View, Inc 127
853,194 Vinci S.A. 68,990
104,703 *,e Virgin Galactic Holdings, Inc 493
27,974 Volati AB 246
386,206 e Volex plc 1,052
267,561 Voltas Ltd 2,966

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
72,000 Voltronic Power Technology Corp $ 3,167
236,758 Volution Group plc 768
29,246 Volvo AB (A Shares) 433
836,999 Volvo AB (B Shares) 11,844
9,242 Vossloh AG. 280
236,509 W.W. Grainger, Inc 115,698
312,549 Wabash National Corp 4,863
81,265 Wacker Construction Equipment AG. 1,061
62,800 Wakita & Co Ltd 506
2,878,848 Walsin Lihwa Corp 3,636
2,548,587 e Wartsila Oyj (B Shares) 16,280
9,448,700 * Waskita Karya Persero Tbk PT 313
28,745 Watsco, Inc 7,401
8,754 Watts Water Technologies, Inc (Class A) 1,101
474,071 e Webuild SpA 578
1,885,450 Weg S.A. 11,234
1,506,709 Weichai Power Co Ltd 1,427
313,486 Weichai Power Co Ltd (Class A) 424
1,836,977 Weir Group plc 28,439
24,952 * WESCO International, Inc 2,979
843,412 Westinghouse Air Brake Technologies Corp 68,612
3,505,300 * Wijaya Karya Persero Tbk PT 212
214,408 * WillScot Mobile Mini Holdings Corp 8,647
64,257 Wilson Bayly Holmes-Ovcon Ltd 302
47,825 Woodward Inc 3,838
152,985 WSP Global, Inc 16,847
24,580 Wuxi Shangji Automation Co Ltd 464
17,660 XANO Industri AB 166
656,738 XCMG Construction Machinery Co Ltd 414
219,611 Xiamen C & D, Inc 428
271,767 Xinjiang Goldwind Science & Technology Co Ltd - A 433
984,613 Xinjiang Goldwind Science & Technology Co Ltd - H 1,135
1,698,000 Xinyi Glass Holdings Co Ltd 2,456
13,469 *,e Xos, Inc 16
172,000 Xxentria Technology Materials Corp 325
50,046 e Xylem, Inc 4,372
41,980 YAMABIKO Corp 321
59,670 Yamazen Corp 376
3,154,200 Yangzijiang Shipbuilding 2,252
36,422 Yaskawa Electric Corp 1,048
209,965 *,g Yellow Cake plc 937
61,279 Yokogawa Bridge Holdings Corp 806
19,452 Yuasa Trading Co Ltd 471
40,800 Yurtec Corp 199
11,832 Zehnder Group AG. 599
254,400 Zhefu Holding Group Co Ltd 140
147,963 Zhejiang Chint Electrics Co Ltd 555
17,792 Zhejiang Dingli Machinery Co Ltd 91
23,821 Zhejiang HangKe Technology, Inc Co 167
129,651 Zhejiang Weixing New Building Materials Co Ltd 375
279,200 Zhengzhou Coal Mining Machinery Group Co Ltd 278
41,682 Zhuzhou CRRC Times Electric Co Ltd 316
392,600 Zhuzhou CSR Times Electric Co Ltd 1,643
229,800 Zhuzhou Kibing Group Co Ltd 310
550,139
Zoomlion Heavy Industry Science and Technology Co
Ltd - A 429
1,264,138
Zoomlion Heavy Industry Science and Technology Co
Ltd - H 437
298,973 Zurn Water Solutions Corp 7,325
TOTAL CAPITAL GOODS 6,921,698

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
137,834 ABM Industries, Inc $ 5,269
313,075 ACCO Brands Corp 1,534
49,936 *,e ACV Auctions, Inc 359
176,242 Adecco S.A. 4,864
41,320 Aeon Delight Co Ltd 811
179,155 AF AB 2,254
1,313,121 * Aker Carbon Capture AS. 1,679
290,365 *,e Aker Horizons Holding ASA 367
257,052 * Alight, Inc 1,884
560,254 ALS Ltd 3,630
7,667 Amadeus Fire AG 626
51,400 Ambipar Participacoes e Empreendimentos S 260
38,678 * Anaergia, Inc 235
328,872 APM Human Services International ltd 711
182,717 Applus Services S.A. 1,027
174,652 e Aris Water Solution, Inc 2,229
140,720 * ASGN Inc 12,717
34,614 *,e Atlas Technical Consultants, Inc 230
4,813 Barrett Business Services, Inc 375
57,379 BayCurrent Consulting, Inc 14,886
48,447 g Befesa S.A. 1,470
275,323 Beijing Originwater Technology Co Ltd 183
449,200 Benefit One, Inc 6,296
70,647 BeNEXT Group Inc 784
7,490 Bertrandt AG. 245
371,783 g Biffa plc 1,710
36,171 Bilfinger Berger AG. 905
104,500 Binjiang Service Group Co Ltd 257
250,300 Boa Vista Servicos S.A. 273
223,655 Booz Allen Hamilton Holding Co 20,655
114,204 e Boyd Group Services, Inc 14,381
31,129 Brady Corp (Class A) 1,299
1,523,293 Brambles Ltd 11,144
246,103 g Bravida Holding AB 2,014
34,497 * BrightView Holdings, Inc 274
70,063 Brink's Co 3,394
84,531 Brunel International NV 705
417,940 Bureau Veritas S.A. 9,352
27,582 * CACI International, Inc (Class A) 7,201
13,520 e Calian Group Ltd 547
32,837 * Casella Waste Systems, Inc (Class A) 2,508
122,252 e Caverion Corp 512
6,785 * CBIZ, Inc 290
6,588 Cewe Color Holding AG. 479
2,003,000 * China Conch Environment Protection Holdings Ltd 1,025
3,066,085 China Everbright International Ltd 1,269
2,817 * Cimpress plc 69
79,122 Cintas Corp 30,714
198,180 * Clarivate Analytics plc 1,861
52,982 * Clean Harbors, Inc 5,827
105,000 Cleanaway Co Ltd 576
3,267,788 Cleanaway Waste Management Ltd 5,697
772 Compx International, Inc 13
127,378 g Coor Service Management Holding AB 865
194,661 * Copart, Inc 20,712
89,892 * CoreCivic, Inc 795
292,102 * CoStar Group, Inc 20,345
1,182 CRA International, Inc 105
1,370,700 CTOS Digital Bhd 393
1,957,933 Dai Nippon Printing Co Ltd 39,226

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
52,665 Daiseki Co Ltd $ 1,614
6,519 Danel Adir Yeoshua Ltd 682
58,780 Deluxe Corp 979
112,775 Derichebourg 449
75,627 DKSH Holding AG. 5,487
8,435 *,e DO & CO AG. 560
830,848 Downer EDI Ltd 2,430
43,629 * Driven Brands Holdings, Inc 1,221
203,820 Dun & Bradstreet Holdings, Inc 2,525
42,898 Duskin Co Ltd 843
451,000 Dynagreen Environmental Protection Group Co Ltd 137
8,407 * eClerx Services Ltd 147
15,644 Ecopro HN Co Ltd 548
65,000 ECOVE Environment Corp 529
323,642 Elis S.A. 3,263
38,920 en-japan, Inc 600
30,602 Ennis, Inc 616
86,830 Equifax, Inc 14,885
627,071 Experian Group Ltd 18,356
31,144 Exponent, Inc 2,730
29,016 Fila S.p.A 198
648,578 *,e First Advantage Corp 8,321
28,591 * Forrester Research, Inc 1,030
47,753 * Franklin Covey Co 2,167
3,021,700 Frontken Corp BHD 1,760
28,987 * FTI Consulting, Inc 4,803
29,365 Fullcast Co Ltd 517
81,754 Funai Soken Holdings, Inc 1,390
16,753 * GDI Integrated Facility Services, Inc 518
88,359 *,e Geo Group, Inc 680
226,018 GFL Environmental, Inc 5,712
319,500 g GPS Participacoes e Empreendimentos S.A. 796
19,473 Grupa Pracuj S.A. 149
61,967 * Harsco Corp 232
2,033,956 Hays plc 2,292
88,107 Healthcare Services Group 1,065
15,231 Heidrick & Struggles International, Inc 396
71,694 * Heritage-Crystal Clean, Inc 2,120
83,736 Herman Miller, Inc 1,306
3,726 *,e HireRight Holdings Corp 57
5,493 HNI Corp 146
369,095 HomeServe plc 4,863
30,409 * Huron Consulting Group, Inc 2,015
123,996 * IAA, Inc 3,949
175,591 ICF International, Inc 19,143
261,663 Indian Railway Catering & Tourism Corp Ltd 2,247
79,806 Insource Co Ltd 1,446
49,833 Insperity, Inc 5,087
30,740 * Insun ENT Co Ltd 197
141,712 Interface, Inc 1,274
173,947 Intertek Group plc 7,137
110,087 *,g Intertrust NV 2,108
1,073,658 e Intrum Justitia AB 13,494
252,527 IPH Ltd 1,537
10,844 e IR Japan Holdings Ltd 153
192,010 * ISS AS 2,960
19,900 JAC Recruitment Co Ltd 305
103,123 Jacobs Solutions, Inc 11,188
1,145,300 Japan Elevator Service Holdings Co Ltd 14,987
537,649 * Johnson Service Group plc 471
90,617 * KAR Auction Services, Inc 1,012

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
191,968 KBR, Inc $ 8,297
83,714 Kelly Services, Inc (Class A) 1,138
26,660 KEPCO Plant Service & Engineering Co Ltd 641
122,555 Kforce, Inc 7,188
48,819 Kimball International, Inc (Class B) 307
102,408 Kokuyo Co Ltd 1,298
7,442 Korn/Ferry International 349
12,389 *,e Legalzoom.com, Inc 106
136,049 Leidos Holdings, Inc 11,900
67,340 *,e Li-Cycle Holdings Corp 358
47,189 e Link And Motivation, Inc 251
91,032 Loomis AB 2,244
34,833 Maharah Human Resources Co 567
11,500 *,e Management Solutions Co Ltd 233
21,425 Manpower, Inc 1,386
107,074 *,e Marlowe plc 956
14,262 Matsuda Sangyo Co Ltd 214
22,662 Matthews International Corp (Class A) 508
97,050 McMillan Shakespeare Ltd 799
88,484 Meitec Corp 1,400
184,096 *,e Meltwater Holding BV 181
401,018 Michael Page International plc 1,648
10,000 Midac Holdings Co Ltd 232
1,745,821 Mitie Group 1,211
47,444 Mitsubishi Pencil Co Ltd 464
3,557 * Montrose Environmental Group, Inc 120
31,543 MSA Safety, Inc 3,447
44,852 NICE Information Service Co Ltd 416
294,925 Nielsen NV 8,175
718,270 Nihon M&A Center, Inc 8,215
17,500 e Nippon Kanzai Co Ltd 306
218,111 Nippon Parking Development Co Ltd 303
7,541 NL Industries, Inc 58
253,348 Nomura Co Ltd 1,581
67,928 Okamura Corp 648
137,309 Outsourcing, Inc 1,038
211,100 Park24 Co Ltd 2,740
24,300 Pasona Group, Inc 336
137,426 Persol Holdings Co Ltd 2,542
35,142 Pilot Corp 1,329
273,060 Pitney Bowes, Inc 636
33,271 *,e Planet Labs PBC 181
123,827 Prestige International, Inc 541
513,742 e,g Prosegur Cash S.A. 320
315,685 Prosegur Cia de Seguridad S.A. 478
15,649,500 * PSG Corp PCL 646
100,932 *,e PyroGenesis Canada, Inc 110
30,649 *,e Quad Graphics, Inc 78
84,491 g Quess Corp Ltd 666
472,303 *,e Raksul, Inc 8,095
130,398 e Randstad Holdings NV 5,628
4,685,174 Recruit Holdings Co Ltd 134,959
1,351 *,e Red Violet, Inc 23
2,242,070 RELX plc 54,787
96,408 * Renewi plc 604
2,009,351 Rentokil Initial plc 10,651
168,009 Republic Services, Inc 22,856
25,373 Resources Connection, Inc 458
151,152 Restore plc 625
136,778 Ritchie Bros Auctioneers, Inc 8,546
55,213 Robert Half International, Inc 4,224

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
211,898 Rollins, Inc $ 7,349
379,258 RWS Holdings plc 1,355
19,938 S1 Corp (Korea) 803
33,652 Sato Corp 419
119,625 * Saudi Airlines Catering Co 2,255
45,228 Science Applications International Corp 4,000
35,506 * Sdiptech AB 612
194,306 Secom Co Ltd 11,079
337,311 e Securitas AB (B Shares) 2,342
1,483,964 Serco Group plc 2,574
122,207 SG Fleet Group Ltd 157
6,882 SGS S.A. 14,726
40,635 Shanghai M&G Stationery, Inc 258
100,500 *,† Shanghai Youngsun Investment Co Ltd 1
34,894 * SIS Ltd 178
64,972 *,e Skillsoft Corp 119
153,734 Smart Metering Systems plc 1,380
306,202 SmartGroup Corp Ltd 979
524,987 SMS Co Ltd 10,606
29,691 Societe BIC S.A. 1,883
93,000 Sohgo Security Services Co Ltd 2,340
22,406 * SP Plus Corp 702
435,019 SPIE S.A. 9,112
107,663 *,e Spire Global, Inc 116
80,832 S-Pool, Inc 581
86,000 Sporton International, Inc 636
136,101 e Stantec, Inc 5,969
66,862 Steelcase, Inc (Class A) 436
37,888 * Stericycle, Inc 1,595
5,250 *,e Sterling Check Corp 93
208,862 Sthree plc 799
108,000 Sunny Friend Environmental Technology Co Ltd 514
448,000 Taiwan Secom Co Ltd 1,423
556,000 Taiwan-Sogo Shinkong Security Corp 683
36,975 e Talenom Oyj 317
10,648 * TeamLease Services Ltd 392
788,054 TechnoPro Holdings, Inc 16,787
152,495 Teleperformance 38,685
70,434 Tetra Tech, Inc 9,053
220,719 Thomson Reuters Corp 22,658
78,390 Thomson Reuters Corp 8,044
25,378 e Tinexta S.p.A 470
288,603 TOMRA Systems ASA 5,092
175,317 Toppan Printing Co Ltd 2,612
102,847 TransUnion 6,118
53,400 TRE Holdings Corp 628
117,089 * TriNet Group, Inc 8,339
25,628 * TrueBlue, Inc 489
11,283 Unifirst Corp 1,898
87,232 * Upwork, Inc 1,188
33,899 UT Group Co Ltd 557
378,795 Verisk Analytics, Inc 64,596
29,205 * Viad Corp 922
19,500 * Visional, Inc 1,202
8,042 VSE Corp 285
485,463 Waste Connections, Inc 65,601
659,036 Waste Management, Inc 105,584
11,800 WDB Holdings Co Ltd 196
7,000 Weathernews, Inc 361
8,846 * Willdan Group, Inc 131
319,479 Wolters Kluwer NV 31,109

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
231,000 *,†,e Youyuan International Holdings Ltd $ 0 ^
91,260 Zhejiang Weiming Environment Protection Co Ltd 300
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,274,076
CONSUMER DURABLES & APPAREL - 1.8%
1,030,000 * 361 Degrees International Ltd 477
20,007 Acushnet Holdings Corp 870
371,307 Adidas-Salomon AG. 42,686
458,894 * Aditya Birla Fashion and Retail Ltd 1,953
177,086 Aksa Akrilik Kimya Sanayii 546
507,484 *,e Allbirds, Inc 1,543
2,019,643 * Alok Industries Ltd 444
267,000 Alpargatas S.A. 1,053
19,689 * Amber Enterprises India Ltd 569
70,802 *,e AMMO, Inc 207
865,200 AmTRAN Technology Co Ltd 263
1,334,355 Anta Sports Products Ltd 14,006
79,500 Arezzo Industria e Comercio S.A. 1,450
101,657 Ariston Holding NV 863
196,473 Asics Corp 3,129
128,544 Azorim-Investment Development & Construction Co Ltd 443
49,663 Bajaj Electricals Ltd 732
250,736 Bandai Namco Holdings Inc 16,340
153,289 Barratt Developments plc 579
65,464 Bata India Ltd 1,459
24,577 * Beazer Homes USA, Inc 238
5,483 Beijing Roborock Technology Co Ltd 199
150,468 Bellway plc 2,834
25,021 *,† BEML Land Assets Ltd 109
78,154 Beneteau S.A. 802
16,530 Berkeley Group Holdings plc 604
94,840 e Bonava AB 222
537,000 *,†,e Boshiwa International Holding Ltd 1
2,300,472 Bosideng International Holdings Ltd 1,134
270,945 Bovis Homes Group plc 1,782
118,707 e Breville Group Ltd 1,370
46,827 e BRP, Inc (Toronto) 2,885
41,562 Brunello Cucinelli S.p.A 2,010
278,235 Brunswick Corp 18,211
59,724 Burberry Group plc 1,193
6,746,424 Cairn Homes plc 5,458
7,143,636 Cairn Homes plc (London) 5,823
652,058 *,e Callaway Golf Co 12,559
67,380 * Canada Goose Holdings, Inc 1,025
517,263 * Capri Holdings Ltd 19,884
1,659 Carter's, Inc 109
235,700 *,e Casio Computer Co Ltd 2,069
12,130 * Cavco Industries, Inc 2,496
43,813 * CCC S.A. 326
20,268 Century Communities, Inc 867
599,000 China Lilang Ltd 255
21,900 Chofu Seisakusho Co Ltd 309
427,357 Chow Sang Sang Holding 434
733,701 Cie Financiere Richemont S.A. 69,258
1,688,000 * Citychamp Watch & Jewellery Group Ltd 243
7,760 e Clarus Corp 105
1,751,816 Coats Group plc 989
1,442 Columbia Sportswear Co 97
589,614 *,g Countryside Properties plc 1,308
62,249 Coway Co Ltd 2,328
32,799 COWELL FASHION Co Ltd 120

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
307,980 Crest Nicholson Holdings plc $ 625
163,994 * Crocs, Inc 11,260
756,926 Crompton Greaves Consumer Electricals Ltd 3,813
656,375 g Crystal International Group Ltd 207
12,391 Cuckoo Electronics Co Ltd 142
362,200 Cyrela Brazil Realty S.A. 1,232
19,500 Daiwa Seiko, Inc 290
19,091 Danya Cebus Ltd 443
46,180 * Deckers Outdoor Corp 14,436
92,277 e De'Longhi S.p.A. 1,349
13,847 Delta-Galil Industries Ltd 640
32,302 Descente Ltd 742
14,530 DI Dong Il Corp 138
37,618 Dixon Technologies India Ltd 2,005
745,547 DR Horton, Inc 50,213
741,902 Dr. Martens PLC 1,818
3,001 *,e Dream Finders Homes, Inc 32
37,463 * Duni AB 214
823,869 Eclat Textile Co Ltd 10,115
28,200 Ecovacs Robotics Co Ltd 264
2,124 Einhell Germany AG. 247
14,438 Electra Consumer Products 1970 Ltd 524
611,377 e Electrolux AB 6,354
28,646 Ermenegildo Zegna Holditalia S.p.A 308
42,057 ES-Con Japan Ltd 238
1,253,860 Essilor International S.A. 170,428
18,114 Ethan Allen Interiors, Inc 383
125,700 Ez Tec Empreendimentos e Participacoes S.A. 495
19,016 F&F Co Ltd 1,804
1,348,689 Feng TAY Enterprise Co Ltd 6,671
24,654 *,† FF Group 0 ^
58,770 Fila Korea Ltd 1,271
1,200 Forbo Holding AG. 1,298
938,000 Formosa Taffeta Co Ltd 797
38,209 * Fossil Group, Inc 131
339,999 *,†,e Fuguiniao Co Ltd 0 ^
72,221 e Fujitsu General Ltd 1,503
165,000 Fulgent Sun International Holding Co Ltd 823
110,000 Fusheng Precision Co Ltd 630
40,141 Games Workshop Group plc 2,567
67,548 Garmin Ltd 5,425
8,937 Garware Technical Fibres Ltd 378
327,856 Giant Manufacturing Co Ltd 2,111
120,431 * G-III Apparel Group Ltd 1,800
230,953 e Gildan Activewear, Inc 6,529
1,707,842 *,g Glenveagh Properties plc 1,486
3,460,973 *,g Glenveagh Properties plc (London) 3,061
1,046,000 *,e Golden Solar New Energy Technology Holdings Ltd 1,027
28,947 Goldwin, Inc 1,530
7,141 Golfzon co Ltd 534
96,986 * GoPro, Inc 478
137,000 Gree Electric Appliances, Inc of Zhuhai 625
16,560 * Green Brick Partners, Inc 354
383,700 Grendene S.A. 503
618,000 GRUPO DE MODA SOMA S.A. 1,526
125,600 Guararapes Confeccoes S.A. 204
17,118 Gunze Ltd 457
270,607 Haier Smart Home Co Ltd 940
2,504,601 Haier Smart Home Co Ltd 7,621
15,816 Handsome Co Ltd 282
11,559 Hanesbrands, Inc 80

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
31,105 Hangzhou Robam Appliances Co Ltd $ 100
20,103 Hansae Co Ltd 186
11,988 Hanssem Co Ltd 355
25,110 e Harvia Oyj 342
105,585 Hasbro, Inc 7,119
293,472 Haseko Corp 3,183
3,322 * Helen of Troy Ltd 320
25,624 Hermes International 30,137
6,806 * Hitachi Home & Life Solutions India Ltd 116
108,145 * HLB, Inc 3,199
466,000 *,† HOSA International Ltd 1
1,012 *,e Hovnanian Enterprises, Inc 36
138,137 Hugo Boss AG. 6,432
20,663 Hwaseung Enterprise Co Ltd 153
102,650 Iida Group Holdings Co Ltd 1,390
75,375 Indo Count Industries Ltd 125
3,431 Installed Building Products, Inc 278
5,396 *,e iRobot Corp 304
49,310 Japan Wool Textile Co Ltd 364
39,284 Jason Furniture Hangzhou Co Ltd 220
61,513 JM AB 851
343,000 JNBY Design Ltd 335
128,000 Johnson Health Tech Co Ltd 297
4,352 Johnson Outdoors, Inc 223
14,322 e Kaufman & Broad S.A. 281
51,870 KB Home 1,344
1,230,000 Kinpo Electronics 515
10,400 e Ki-Star Real Estate Co Ltd 312
201,000 KMC Kuei Meng International In 884
785,700 Konka Group Co Ltd 198
7,906 Kontoor Brands, Inc 266
104,562 KPR Mill Ltd 684
8,442 *,e Landsea Homes Corp 40
7,330 *,e Latham Group, Inc 26
32,337 La-Z-Boy, Inc 730
6,128 * Legacy Housing Corp 105
109,684 Leggett & Platt, Inc 3,644
204,375 Lennar Corp (Class A) 15,236
12,642 Lennar Corp (Class B) 752
181,082 Levi Strauss & Co 2,620
20,025 LF Corp 203
76,665 LG Electronics, Inc 4,160
15,033 * LGI Homes, Inc 1,223
2,636,621 Li Ning Co Ltd 20,006
12,631 Lifetime Brands, Inc 86
24,292 * Lock & Lock Co Ltd 114
2,371 * Lovesac Co 48
1,217 LPP S.A. 1,899
191,542 * Lululemon Athletica, Inc 53,548
9,119 LUX Industries Ltd 196
309,038 LVMH Moet Hennessy Louis Vuitton S.A. 182,201
17,980 * M/I Homes, Inc 651
261,000 Makalot Industrial Co Ltd 1,501
17,691 * Malibu Boats, Inc 849
2,136,984 Man Wah Holdings Ltd 1,353
6,442 *,† Mariella Burani S.p.A. 0
31,488 Marimekko Oyj 267
2,615 Marine Products Corp 22
3,148 * MasterCraft Boat Holdings, Inc 59
1,154,712 * Mattel, Inc 21,870
94,230 g Mavi Giyim Sanayi Ve Ticaret AS. 365

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
59,046 Maytronics Ltd $ 728
34,317 MDC Holdings, Inc 941
255,000 Merida Industry Co Ltd 1,442
25,839 * Meritage Homes Corp 1,816
86,700 Midea Group Co Ltd 601
106,247 e MIPS AB 3,154
57,700 Mizuno Corp 1,027
42,455 * Mohawk Industries, Inc 3,871
1,268,925 Moncler S.p.A 51,803
11,777 Movado Group, Inc 332
546,280 MRV Engenharia e Participacoes S.A. 1,258
8,900 e Nagawa Co Ltd 457
33,044 g Neinor Homes S.A. 300
50,500 New Wave Group AB (B Shares) 665
288,496 Newell Brands Inc 4,007
188,448 Nien Made Enterprise Co Ltd 1,488
2,001,882 Nike, Inc (Class B) 166,396
1,382,000 Nikon Corp 13,097
154,082 Nobia AB 289
13,577 * NVR, Inc 54,133
11,853 *,e On Holding AG. 190
55,300 Open House Co Ltd 1,868
20,532 Oppein Home Group, Inc 328
126,391 Orient Electric Ltd 422
261,570 e,g OVS S.p.A 433
20,009 Oxford Industries, Inc 1,796
1,060,778 Pacific Textile Holdings Ltd 330
6,658 Page Industries Ltd 4,127
1,594,768 Panasonic Corp 11,199
23,231 Pandora AS 1,086
402,000 *,† Peace Mark Holdings Ltd 0
282,534 *,e Peloton Interactive, Inc 1,958
47,407 Persimmon plc 648
20,656 *,† PIK Group (GDR) 0 ^
28,095 *,e PLBY Group, Inc 113
51,667 Polaris Inc 4,942
2,654,006 Pou Chen Corp 2,372
5,725,340 Prada S.p.A 26,551
27,985 e Pressance Corp 282
199,664 Pulte Homes, Inc 7,487
68,627 Puma AG. Rudolf Dassler Sport 3,175
42,992 *,e Purple Innovation, Inc 174
13,755 PVH Corp 616
579,000 e Q Technology Group Co Ltd 241
79,000 Quang Viet Enterprise Co Ltd 337
84,278 Rajesh Exports Ltd 598
1,833 Ralph Lauren Corp 156
43,024 Raymond Ltd 538
685,644 Redrow plc 3,019
64,788 Relaxo Footwears Ltd 797
64,200 Rinnai Corp 4,613
5,453 e Rocky Brands, Inc 109
16,900 Roland Corp 518
738,027 Ruentex Industries Ltd 1,182
358,349 * Safilo Group S.p.A. 447
61,492 e Salvatore Ferragamo Italia S.p.A 863
43,624 Sangetsu Co Ltd 482
150,600 Sankyo Co Ltd 4,560
14,574 Sanlorenzo S.p.A 468
27,129 e SEB S.A. 1,706
278,800 Sega Sammy Holdings, Inc 3,797

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
32,600 Seiko Holdings Corp $ 681
51,293 e Seiren Co Ltd 748
225,962 Sekisui Chemical Co Ltd 2,764
448,745 Sekisui House Ltd 7,432
171,693 e Sharp Corp 1,024
15,318 * Sheela Foam Ltd 539
942,338 Shenzhou International Group Holdings Ltd 7,276
78,045 Shimano, Inc 12,211
7,758 * Skechers U.S.A., Inc (Class A) 246
201,739 * Skyline Champion Corp 10,666
1,816,000 Skyworth Digital Holdings Ltd 724
129,790 e Smith & Wesson Brands, Inc 1,346
14,473 *,e Snap One Holdings Corp 147
31,800 e Snow Peak, Inc 480
57,469 * Solo Brands, Inc 218
194,031 * Sonos, Inc 2,697
3,297,617 Sony Corp 212,414
700 Sony Corp (ADR) 45
426,367 g Spin Master Corp 12,831
19,478 *,e Spinnova Oyj 89
642,500 Stella International Holdings Ltd 638
654,658 Steven Madden Ltd 17,460
3,418 Sturm Ruger & Co, Inc 174
173,097 Sumitomo Forestry Co Ltd 2,635
10,455 Superior Uniform Group, Inc 93
12,236 * Swatch Group AG. 2,748
7,699 Swatch Group AG. (Registered) 323
14,878 Symphony Ltd 161
1,312,000 Tainan Spinning Co Ltd 681
317,000 Taiwan Paiho Ltd 588
17,900 Tama Home Co Ltd 290
58,000 Tamron Co Ltd 1,163
178,484 Tapestry, Inc 5,074
153,599 * Taylor Morrison Home Corp 3,582
3,901,915 Taylor Wimpey plc 3,799
1,432,000 TCL Multimedia Technology Holdings Ltd 498
595,445 TCL Technology Group Corp 304
167,578 g Technogym S.p.A 1,044
140,071 Tempur Sealy International, Inc 3,381
319,500 Texhong Textile Group Ltd 218
126,784 e,g Thule Group AB 2,524
400,359 Titan Industries Ltd 12,730
12,082 * Tod's S.p.A. 492
7,990 Token Corp 443
94,297 Toll Brothers, Inc 3,961
95,501 Tomy Co Ltd 817
45,816 * Tonies SE 211
29,008 * TopBuild Corp 4,780
75,000 Topkey Corp 368
544,347 *,e Traeger, Inc 1,535
71,754 * TRI Pointe Homes, Inc 1,084
1,571,458 Trident Ltd 697
44,648 TTK Prestige Ltd 523
37,205 * Tupperware Brands Corp 244
295,991 * Under Armour, Inc (Class A) 1,968
1,236,354 * Under Armour, Inc (Class C) 7,369
12,243 * Unifi, Inc 116
9,971 * Universal Electronics, Inc 196
27,843 *,e Universal Entertainment Corp 357
57,924 Vaibhav Global Ltd 248
6,530 VAN DE Velde 209

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
150,556 Vardhman Textiles Ltd $ 619
359,704 Vestel Beyaz Esya Sanayi ve Ticaret AS 174
111,640 Vestel Elektronik Sanayi 240
287,000 Vesync Co Ltd 115
212,315 VF Corp 6,350
76,617 *,e Victoria plc 379
77,064 * Vinco Ventures, Inc 72
81,062 VIP Industries Ltd 658
60,235 * Vista Outdoor, Inc 1,465
4,568,000 * Viva China Holdings Ltd 628
125,000 Vivara Participacoes S.A. 628
11,104 *,e Vizio Holding Corp 97
33,187 *,e Vuzix Corp 192
4,537 * V-ZUG Holding AG. 339
50,313 e Wacoal Holdings Corp 747
21,986 Weber, Inc 144
330,461 Welspun India Ltd 297
288,175 Whirlpool Corp 38,849
37,698 Whirlpool of India Ltd 754
10,547 Wolverine World Wide, Inc 162
7,866 Xiamen Intretech, Inc 21
1,567,500 XTEP International Holdings 1,650
94,904 Yamaha Corp 3,372
338,898 * YETI Holdings, Inc 9,665
170,694 e YIT Oyj 479
156,200 Yonex Co Ltd 1,449
26,859 Youngone Corp 829
7,434 Youngone Holdings Co Ltd 265
975,500 Yue Yuen Industrial Holdings 1,244
123,612 Zhejiang Semir Garment Co Ltd 83
29,813 Zhejiang Supor Co Ltd 194
11,613 Zinus, Inc 280
38,800 e Zojirushi Corp 419
TOTAL CONSUMER DURABLES & APPAREL 1,792,489
CONSUMER SERVICES - 2.3%
80,533 * 2U, Inc 503
455,058 * 888 Holdings plc 471
215,932 g AcadeMedia AB 936
203,372 * Accel Entertainment, Inc 1,588
286,797 * Accor S.A. 6,004
168,031 ADT, Inc 1,259
33,801 * Adtalem Global Education, Inc 1,232
465,841 * Airbnb, Inc 48,932
214,800 *,e Airtrip Corp 4,229
662,800 * Alsea SAB de C.V. 1,194
15,980 * American Public Education, Inc 146
91,035 * AmRest Holdings SE 321
671,700 * Anima Holding S.A. 755
255,878 ARAMARK Holdings Corp 7,983
20,760 ARCLAND SERVICE Co Ltd 307
8,679,677 a Arcos Dorados Holdings, Inc 63,275
613,775 Aristocrat Leisure Ltd 12,942
5,747,068 Asset World Corp PCL 880
20,164 Ataa Educational Co 305
142,100 *,e Atom Corp 752
233,634 * Autogrill S.p.A. 1,434
29,184 *,e Bally's Corp 577
64,026 *,e,g Basic-Fit NV 1,923
80,492 *,e Beachbody Co, Inc 81
87,200 Benesse Holdings, Inc 1,298

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
896,700 Berjaya Sports Toto BHD $ 340
767,350 *,e Betmakers Technology Group Ltd 153
137,593 Betsson AB 803
690 * Biglari Holdings, Inc (B Shares) 80
17,396 * BJ's Restaurants, Inc 415
4,276,700 * Bloomberry Resorts Corp 487
421,059 Bloomin' Brands, Inc 7,718
28,343 Bluegreen Vacations Holding Corp 468
138,319 * Booking Holdings, Inc 227,287
28,818 *,e Bowlero Corp 355
150,872 Boyd Gaming Corp 7,189
49,161 * Bright Horizons Family Solutions 2,834
8,531 * Brinker International, Inc 213
43,200 BTG Hotels Group Co Ltd 130
276,062 * Burger King India Ltd 436
182,102 * Caesars Entertainment, Inc 5,875
464,000 Cafe de Coral Holdings Ltd 576
329,435 Cairo Investment & Real Estate Development Co SAE 209
792,285 *,e Carnival Corp 5,570
180,658 * Carnival plc 1,125
2,035 Carriage Services, Inc 65
540,400 * Central Plaza Hotel PCL 699
5,205 * Century Casinos, Inc 34
65,027 * Chalet Hotels Ltd 281
59,663 e Cheesecake Factory 1,747
17,842 * Chegg, Inc 376
653,000 e,g China East Education Holdings Ltd 216
1,147,000 China Education Group Holdings Ltd 844
2,128,000 *,† China Maple Leaf Educational Systems Ltd 48
1,092,000 g China New Higher Education Group Ltd 266
2,728,000 *,e China Travel International Inv HK 477
2,202,000 e,g China Yuhua Education Corp Ltd 225
45,964 * Chipotle Mexican Grill, Inc (Class A) 69,073
54,894 Choice Hotels International, Inc 6,012
76,705 Churchill Downs, Inc 14,125
14,840 * Chuy's Holdings, Inc 344
26,603 Cie des Alpes 320
2,295,000 * Cogna Educacao 1,251
134,830 Collins Foods Ltd 749
89,500 e Colowide Co Ltd 1,150
2,545,885 Compass Group plc 50,695
146,230 Corporate Travel Management Ltd 1,563
14,271 * Coursera, Inc 154
7,439 e Cracker Barrel Old Country Store, Inc 689
139,700 Create Restaurants Holdings, Inc 942
226,900 Cruzeiro do Sul Educacional S.A. 207
368,684 Curro Holdings Ltd 176
66,900 Curves Holdings Co Ltd 379
422,400 * CVC Brasil Operadora e Agencia de Viagens S.A. 494
195,429 Dadi Early-Childhood Education Group Ltd 568
241,027 * Dalata Hotel Group plc 666
348,045 Darden Restaurants, Inc 43,965
48,985 * Dave & Buster's Entertainment, Inc 1,520
91,369 Delta Corp Ltd 221
426,012 * Denny's Corp 4,009
310,064 * Devyani International Ltd 736
3,145 Dine Brands Global Inc. 200
63,066 Domino's Pizza Enterprises Ltd 2,078
487,330 Domino's Pizza Group plc 1,211
31,728 Domino's Pizza, Inc 9,842
9,983 DoubleUGames Co Ltd 303

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
33,018 Doutor Nichires Holdings Co Ltd $ 397
294,994 *,e DraftKings, Inc 4,466
60,593 *,e Duolingo, Inc 5,770
53,780 * Dur Hospitality Co 295
56,779 Easy Trip Planners Ltd 260
567,000 EC Healthcare 350
75,088 * eDreams ODIGEO S.A. 300
157,036 * EIH Ltd 359
16,728 * El Pollo Loco Holdings, Inc 149
151,909 *,e,g Elior Participations S.C.A 277
66,798 * Emerson Pacific, Inc 260
637,257 Entain PLC 7,619
4,992 e European Wax Center, Inc 92
827,993 * Everi Holdings, Inc 13,430
308,298 g Evolution Gaming Group AB 24,370
224,482 * Expedia Group, Inc 21,032
13,283 *,e F45 Training Holdings, Inc 41
16,836 * Fattal Holdings 1998 Ltd 1,627
56,660 *,e First Watch Restaurant Group, Inc 820
193,709 *,e Flight Centre Travel Group Ltd 1,754
239,988 * Flutter Entertainment plc 26,333
180,112 * Flutter Entertainment plc 19,854
115,000 Formosa International Hotels Corp 690
290,000 *,e,g Fosun Tourism Group 268
62,437 * frontdoor, Inc 1,273
2,424,000 Fu Shou Yuan International Group Ltd 1,334
26,999 Fuji Kyuko Co Ltd 800
19,400 * Fujio Food System Co Ltd 182
22,918 *,e Full House Resorts, Inc 129
943,826 G8 Education Ltd 579
2,492,622 Galaxy Entertainment Group Ltd 14,651
2,498,497 Genting BHD 2,404
3,352,681 Genting Malaysia BHD 2,009
6,289,770 Genting Singapore Ltd 3,418
2,642 * Golden Entertainment, Inc 92
111,000 Gourmet Master Co Ltd 367
2,817 Graham Holdings Co 1,516
25,300 * Grand Canyon Education, Inc 2,081
33,439 * Grand Korea Leisure Co Ltd 340
228,359 Greggs plc 4,314
246,300 *,e GSX Techedu, Inc (ADR) 298
205,479 *,g Gym Group plc 252
259,212 H&R Block, Inc 11,027
1,705,000 *,e,g Haichang Holdings Ltd 1,665
841,776 e,g Haidilao International Holding Ltd 1,633
12,544 * Hana Tour Service, Inc 467
66,989 Heiwa Corp 1,036
363,000 *,e Helens International Holdings Co ltd 500
26,940 Herfy Food Services Co 276
42,937 e Hiday Hidaka Corp 640
196,671 * Hilton Grand Vacations, Inc 6,469
802,849 Hilton Worldwide Holdings, Inc 96,840
60,928 *,e HIS Co Ltd 877
4,308,000 e,g Hope Education Group Co Ltd 305
607,700 Huangshan Tourism Development Co Ltd 431
319,855 Huazhu Group Ltd (ADR) 10,728
114,712 Humansoft Holding Co KSC 1,211
40,921 * Hyatt Hotels Corp 3,313
17,600 Ichibanya Co Ltd 541
1,631,973 IDP Education Ltd 27,415
945,955 Indian Hotels Co Ltd 3,825

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
11,405 *,e Inspirato, Inc $ 27
81,224 * Inspired Entertainment, Inc 717
251,200 InterContinental Hotels Group plc 12,098
238,912 e International Game Technology plc 3,775
165,300 Invocare Ltd 1,070
14,178 Jack in the Box, Inc 1,050
844,000 JH Educational Technology, Inc 160
859,000 e,g Jiumaojiu International Holdings Ltd 1,397
482,963 Jollibee Foods Corp 1,884
453,431 Jubilant Foodworks Ltd 3,438
442,434 Jumbo Interactive Ltd 3,374
62,542 *,e Kambi Group plc 888
106,048 * Kangwon Land, Inc 1,731
29,270 *,e Kappa Create Co Ltd 276
12,800 e Kentucky Fried Chicken Japan Ltd 240
311,181 Kindred Group plc 2,332
25,700 e Kisoji Co Ltd 368
56,400 KOMEDA Holdings Co Ltd 907
474,500 *,e,g Koolearn Technology Holding Ltd 1,787
52,594 Koshidaka Holdings Co Ltd 329
143,123 e Krispy Kreme, Inc 1,650
25,704 e Kura Corp 543
782 *,e Kura Sushi USA, Inc 58
35,383 e Kyoritsu Maintenance Co Ltd 1,462
114,109 g La Francaise des Jeux SAEM 3,385
2,500,585 * Las Vegas Sands Corp 93,822
370,353 Laureate Education, Inc 3,907
30,540 Leejam Sports Co JSC 623
565,313 *,g Lemon Tree Hotels Ltd 599
31,209 *,e Life Time Group Holdings, Inc 304
50,883 * Lindblad Expeditions Holdings, Inc 344
23,700 LITALICO, Inc 451
42,260 * Lotte Tour Development Co Ltd 316
3,339,610 * Lottery Corp Ltd 8,950
463,000 Lung Yen Life Service Corp 555
837,100 Magnum BHD 256
68,987 * Mahindra Holidays & Resorts India Ltd 235
391,496 Marriott International, Inc (Class A) 54,864
30,975 Marriott Vacations Worldwide Corp 3,775
804,371 * Marston's plc 320
10,500 e Matsuya Foods Co Ltd 277
1,904,905 McDonald's Corp 439,538
122,599 McDonald's Holdings Co Japan Ltd 4,272
9,088 MegaStudyEdu Co Ltd 451
3,520,693 *,e Melco Crown Entertainment Ltd (ADR) 23,342
811,817 * Melco International Development 627
143,151 * Melia Hotels International S.A. 661
1,182,800 *,e MGM China Holdings Ltd 650
265,146 MGM Resorts International 7,880
3,525,800 * Minor International PCL 2,464
67,962 *,e Mister Car Wash, Inc 583
326,177 * Mitchells & Butlers plc 416
309,300 MK Restaurants Group PCL 476
2,101 * Monarch Casino & Resort, Inc 118
11,334 Monogatari Corp 546
59,900 e MOS Food Services, Inc 1,287
25,255 e MTY Food Group, Inc 1,042
22,412 National Co for Learning & Education 367
398,500 *,e Nayuki Holdings Ltd 292
2,098 * NEOGAMES S.A. 27
7,757 *,e Nerdy, Inc 16

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,105,840 *,e New Oriental Education & Technology Group, Inc $ 2,702
65,342 * New Oriental Education & Technology Group, Inc (ADR) 1,566
81,189 * Noodles & Co 382
336,115 *,e Norwegian Cruise Line Holdings Ltd 3,818
15,700 Ohsho Food Service Corp 694
199,958 *,g On the Beach Group plc 224
17,555 * ONE Group Hospitality, Inc 117
10,444 * OneSpaWorld Holdings Ltd 88
217,860 OPAP S.A. 2,613
13,584 *,e Open Door, Inc 188
210,398 Oriental Land Co Ltd 28,536
10,384 Papa John's International, Inc 727
51,646 * Paradise Co Ltd 550
113,122 e Park Lawn Corp 1,971
38,470 *,† Patisserie Holdings plc 0 ^
126,847 * Penn National Gaming, Inc 3,490
50,558 * Perdoceo Education Corp 521
448,000 Perfect Shape Medical Ltd 190
76,816 * Planet Fitness, Inc 4,429
277,179 * Playtech Ltd 1,358
40,105 Plenus Co Ltd 534
2,617,388 * PointsBet Holdings Ltd 3,080
13,442 e Pollard Banknote Ltd 184
4,088 *,e Portillo's, Inc 81
438,862 * PowerSchool Holdings, Inc 7,325
258,345 * Rank Group plc 197
11,179 RCI Hospitality Holdings, Inc 730
24,989 * Recipe Unlimited Corp 373
76,897 e Red Rock Resorts, Inc 2,635
199,200 Resorttrust, Inc 3,191
361,395 Restaurant Brands International, Inc (Toronto) 19,224
929,663 * Restaurant Group plc 303
28,900 e Ringer Hut Co Ltd 439
172,100 e Riso Kyoiku Co Ltd 382
239,283 Round One Corp 1,037
13,213 *,e Rover Group, Inc 44
212,997 *,e Royal Caribbean Cruises Ltd 8,073
31,700 e Royal Holdings Co Ltd 480
11,169 * Rush Street Interactive, Inc 41
4,678 Ruth's Hospitality Group Inc 79
33,700 Saizeriya Co Ltd 622
2,938,292 * Sands China Ltd 7,317
29,394 * Sapphire Foods India Ltd 535
181,316 *,e,g Scandic Hotels Group AB 519
71,917 * Scientific Games Corp (Class A) 3,084
63,997 * SeaWorld Entertainment, Inc 2,913
179,817 * Seera Group Holding 914
29,102 Seobu Truck Terminal Co Ltd 138
124,088 Service Corp International 7,165
5,149 * Shake Shack, Inc 232
38,539
Shanghai Jinjiang International Hotels Development
Co Ltd 312
1,498,000 * Shangri-La Asia Ltd 1,040
360,472 Shenzhen Overseas Chinese Town Co Ltd 244
63,217 * Six Flags Entertainment Corp 1,119
3,110,000 *,e SJM Holdings Ltd 1,155
49,447 SkiStar AB 492
926,478 Sky City Entertainment Group Ltd 1,407
289,082 Skylark Co Ltd 3,081
282,700 * Smartfit Escola de Ginastica e Danca S.A. 797
95,138 Sodexho Alliance S.A. 7,145

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
121,140 *,e Sonder Holdings, Inc $ 201
85,414 Songcheng Performance Development Co Ltd 144
969,910 * SSP Group plc 2,030
207,522 Stadio Holdings Ltd 44
1,099,402 * Star Entertainment Grp Ltd 1,815
1,657,793 Starbucks Corp 139,686
24,596 * StoneMor, Inc 84
17,279 Strategic Education, Inc 1,061
126,656 * Stride, Inc 5,323
134,193 Sushiro Global Holdings Ltd 2,058
222,963 *,e Sweetgreen, Inc 4,125
3,967,698 Tabcorp Holdings Ltd 2,379
490,868 * TAL Education Group (ADR) 2,425
118,546 *,e Target Hospitality Corp 1,496
98,816 * Terminix Global Holdings, Inc 3,784
322,733 Texas Roadhouse, Inc (Class A) 28,162
102,085 Tokyotokeiba Co Ltd 2,911
907,620 * Tongcheng-Elong Holdings Ltd 1,771
52,359 Toridoll.corp 1,084
16,884 e Tosho Co Ltd 142
586,109 *,g Trainline plc 2,066
99,650 Travel & Leisure Co 3,400
934,429 * Trip.com Group Ltd (ADR) 25,519
1,450,874 e TUI AG. (DI) 1,727
9,301 *,e Udemy, Inc 112
6,412 *,e Universal Technical Institute, Inc 35
325,952 *,e Vacasa, Inc 1,001
60,782 Vail Resorts, Inc 13,107
55,808 *,e Vivint Smart Home, Inc 367
458,786 *,e Webjet Ltd 1,392
270,688 Wendy's 5,059
79,908 * Westlife Development Ltd 702
116,143 * Wetherspoon (J.D.) plc 517
218,335 Whitbread plc 5,534
4,449 Wingstop, Inc 558
42,701 * WW International Inc 168
409,356 Wyndham Hotels & Resorts, Inc 25,114
36,243,000 *,e Wynn Macau Ltd 23,101
470,922 * Wynn Resorts Ltd 29,682
1,204,000 e,g
Xiabuxiabu Catering Management China Holdings
Co Ltd 790
35,645 *,e Xponential Fitness, Inc 651
350,000 YDUQS Part 938
86,619 e Yoshinoya D&C Co Ltd 1,404
45,000 *,e Youdao, Inc (ADR) 177
26,910 Young & Co's Brewery plc 280
628,002 Yum China Holdings, Inc 29,723
747,057 Yum! Brands, Inc 79,442
17,113 Zeal Network SE 440
114,122 e Zensho Co Ltd 2,821
TOTAL CONSUMER SERVICES 2,275,539
DIVERSIFIED FINANCIALS - 4.5%
133,600 360 Finance, Inc (ADR) 1,713
337,048 3i Group plc 4,047
44,980 ABC Arbitrage 282
25,800 Acom Co Ltd 55
612,021 * Aditya Birla Capital Ltd 834
126,900 Aeon Credit Service M BHD 371
128,500 AEON Financial Service Co Ltd 1,275
83,900 Aeon Thana Sinsap Thailand PCL 364

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
81,723 e AFC Gamma, Inc $ 1,250
31,431 Affiliated Managers Group, Inc 3,516
431,984 AGNC Investment Corp 3,637
373,700 Aiful Corp 974
510,787 AJ Bell plc 1,521
1,206,928 Al Waha Capital PJSC 463
12,264 Alerus Financial Corp 271
1,025,039 Alimtiaz Investment Group KSC 250
381,081 Allfunds Group PLC 2,785
249,479 Ally Financial, Inc 6,943
36,747 Alpha FX Group plc 698
84,220 Altshuler Shaham Financial Ltd 181
1,268,206 Amanat Holdings PJSC 327
102,958 A-Mark Precious Metals, Inc 2,923
1,939,610 American Express Co 261,673
298,804 Ameriprise Financial, Inc 75,284
3,982,675 * AMP Ltd 2,792
8,899 g Amundi S.A. 370
9,492 e Angel Oak Mortgage, Inc 114
31,064 Angel One Ltd 514
285,254 g Anima Holding S.p.A 810
168,808 Annaly Capital Management, Inc 2,897
42,431 e Antin Infrastructure Partners S.A. 889
105,373 Apollo Commercial Real Estate Finance, Inc 875
447,506 Apollo Global Management, Inc 20,809
152,221 e Arbor Realty Trust, Inc 1,751
35,780 Ares Commercial Real Estate Corp 374
138,349 Ares Management Corp 8,571
80,352 e ARMOUR Residential REIT, Inc 391
20,941 Artisan Partners Asset Management, Inc 564
621,697 Ashmore Group plc 1,358
39,600 Asia Sermkij Leasing PCL 35
240,500 Asia Sermkij Leasing PCL 212
14,484 * Assetmark Financial Holdings, Inc 265
1,596 Associated Capital Group, Inc 59
1,803 * Atlanticus Holdings Corp 47
32,414 Aurelius AG. 601
100,547 Australian Ethical Investment Ltd 320
165,291 Australian Stock Exchange Ltd 7,607
150,903 e Avanza Bank Holding AB 2,299
121,314 Avic Capital Co Ltd 51
2,215 *,† Ayala Corp Preferred 0 ^
145,843 Azimut Holding S.p.A. 2,080
2,572 B. Riley Financial, Inc 115
4,353,629 B3 SA-Brasil Bolsa Balcao 10,532
218,000 *,e,g Bairong, Inc 225
307,196 Bajaj Finance Ltd 27,447
276,887 Bajaj Finserv Ltd 5,661
45,529 *,e Bakkt Holdings, Inc 104
190,474 g Banca Farmafactoring S.p.A 1,265
80,845 e Banca Generali S.p.A 2,242
29,877 Banca IFIS S.p.A. 330
268,786 Banca Mediolanum S.p.A 1,683
5,749,404 Banco BTG Pactual S.A. - Unit 26,443
21,847
Banco Latinoamericano de Exportaciones S.A. (Class
E) 285
1,107,552 Bangkok Commercial Asset Management PCL 473
1,540,949 Bank of New York Mellon Corp 59,357
2,016,548 * Berkshire Hathaway, Inc (Class B) 538,459
1,154,800 * Beyond Securities PCL 418
8,766,400 BFI Finance Indonesia Tbk PT 658

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
790,162 BGC Partners, Inc (Class A) $ 2,481
235,984 BlackRock, Inc 129,857
280,404 e Blackstone Mortgage Trust, Inc 6,545
754,337 Blackstone, Inc 63,138
5,985 * Blucora, Inc 116
370,409 e Blue Owl Capital, Inc 3,419
90,900 BOC International China Co Ltd 134
919,385 e Bolsa Mexicana de Valores S.A. de C.V. 1,538
123,645 Boursa Kuwait Securities Co KPSC 828
1,530,504 Bridgepoint Group Ltd 3,213
233,950 Brightsphere Investment Group, Inc 3,488
461,780 BrightSpire Capital, Inc 2,914
102,126 e Broadmark Realty Capital, Inc 522
1,752,525 Brookfield Asset Management, Inc 71,694
131,395 BSE Ltd 972
117,848 Bure Equity AB 1,926
226,215 Burford Capital Ltd 1,671
990,900 Bursa Malaysia BHD 1,327
238,552 Caitong Securities Co Ltd 226
115,782 Canaccord Financial, Inc 567
206,796 * Cannae Holdings, Inc 4,272
173,393 Capital One Financial Corp 15,982
1,939,000 Capital Securities Corp 642
305,583 Carlyle Group, Inc 7,896
147,475 CBOE Global Markets, Inc 17,309
36,330 Cembra Money Bank AG. 2,577
229,264 Central Depository Services India Ltd 3,476
1,536,132 Chailease Holding Co Ltd 8,775
701,220 Challenger Financial Services Group Ltd 2,627
111,064 Changjiang Securities Co Ltd 81
5,035,005 Charles Schwab Corp 361,866
5,860 e Chicago Atlantic Real Estate Finance, Inc 84
179,324 e Chimera Investment Corp 936
1,521,000 China Bills Finance Corp 706
7,817,574 China Cinda Asset Management Co Ltd 863
1,132,000 China Everbright Ltd 652
2,891,959 China Galaxy Securities Co Ltd 1,332
261,850 China Galaxy Securities Co Ltd (Class A) 331
76,200 China Great Wall Securities Co Ltd 87
1,143,337 g China International Capital Corp Ltd 1,649
63,600 China International Capital Corp Ltd 307
240,736 China Merchants Securities Co Ltd 417
209,700 e,g China Renaissance Holdings Ltd 179
111,940 Cholamandalam Financial Holdings Ltd 896
461,365 Cholamandalam Investment and Finance Co Ltd 4,123
241,911 CI Financial Corp 2,319
1,582,965 CITIC Securities Co Ltd 2,680
565,316 CITIC Securities Co Ltd (Class A) 1,384
274,800 e Claros Mortgage Trust, Inc 3,226
155,464 g CMC Markets plc 378
405,351 CME Group, Inc 71,800
123,139 Coface S.A. 1,177
44,875 Cohen & Steers, Inc 2,811
127,268 *,e Coinbase Global, Inc 8,208
45,136 e Compass Diversified Trust 815
11,485 *,e Consumer Portfolio Services, Inc 83
735,675 Coronation Fund Managers Ltd 1,216
31,924 Corp Financiera Alba 1,363
122,292 * Corp Financiera Colombiana S.A. 443
19,498 e Cowen Group, Inc 753
64,505 e Creades AB 399

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
5,690 *,e Credit Acceptance Corp $ 2,492
81,118 Credit Corp Group Ltd 894
179,600 Credit Saison Co Ltd 2,105
632,465 Credit Suisse Group 2,502
57,463 * CreditAccess Grameen Ltd 697
19,126 CRISIL Ltd 764
215,625 CSC Financial Co Ltd 700
1,496,000 CSSC Hong Kong Shipping Co Ltd 222
4,986 e Curo Group Holdings Corp 20
86,872 Daishin Securities Co Ltd 830
27,454 Daishin Securities Co Ltd PF 257
1,397,093 *,e Daiwa Securities Group, Inc 5,483
18,647 Daou Data Corp 182
26,078 Daou Technology, Inc 308
282,178 Deutsche Bank AG. (Registered) 2,089
16,292 Deutsche Beteiligungs AG. 343
255,453 Deutsche Boerse AG. 41,876
641,431 * Dhani Services Ltd 375
504 Diamond Hill Investment Group, Inc 83
3,898,000 e Differ Group Holding Co Ltd 827
499,077 Discover Financial Services 45,376
70,051 g doBank S.p.A 369
211,225 Dongxing Securities Co Ltd 219
19,212 * Donnelley Financial Solutions, Inc 710
29,269 e Dynex Capital, Inc 341
597,489 East Money Information Co Ltd 1,478
407,836 * Eclipx Group Ltd 578
280,014 ECN Capital Corp 926
17,318,093 Edelweiss Capital Ltd 12,942
113,005 EFG International 890
43,086 eGuarantee, Inc 744
638,217 * Egyptian Financial Group-Hermes Holding 376
5,545 * Electreon Wireless Ltd 90
479,218 e Element Financial Corp 5,655
43,105 e Ellington Financial Inc 490
17,704 *,e Encore Capital Group, Inc 805
23,377 * Enova International, Inc 684
425,206 e EQT AB 8,216
1,520,618 Equitable Holdings, Inc 40,068
6,213 Eurazeo 324
1,133,057 g Euronext NV 71,707
152,006 Everbright Securities Co Ltd 281
146,214 Evercore Inc 12,026
34,278 EXOR NV 2,200
158,095 * Ezcorp, Inc (Class A) 1,219
50,345 Factset Research Systems, Inc 20,144
762,401 e Far East Horizon Ltd 514
12,085 Federated Investors, Inc (Class B) 400
81,161 e Fiera Capital Corp 511
73,700 Financial Products Group Co Ltd 576
160,700 FinVolution Group (ADR) 688
224,091 First Capital Securities Co Ltd 172
73,366 FirstCash Holdings, Inc 5,381
5,897,220 FirstRand Ltd 19,686
291,352 * flatexDEGIRO AG. 2,594
38,783 g Flow Traders 731
132,240 * Focus Financial Partners, Inc 4,167
294,646 Founder Securities Co Ltd 272
64,863 Franklin BSP Realty Trust, Inc 699
229,696 e Franklin Resources, Inc 4,943
7,353,618 Fuhwa Financial Holdings Co Ltd 4,510

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
61,200 *,e Futu Holdings Ltd (ADR) $ 2,282
35,684 Fuyo General Lease Co Ltd 1,948
1,561 GAMCO Investors, Inc (Class A) 27
61,571 e GCM Grosvenor, Inc 486
1,284,500 g Genertec Universal Medical Group Company Limited 656
1,323,600 e Gentera SAB de C.V. 1,142
849,236 GF Securities Co Ltd 922
313,608 GF Securities Co Ltd (Class A) 629
27,669 Gimv NV 1,188
12,832,000 *,e Glory Sun Financial Group Ltd 28
40,301 *,e GMO Financial Holdings, Inc 199
191,437 e goeasy Ltd 14,901
551,266 Goldman Sachs Group, Inc 161,548
4,397,338 * Grab Holdings Ltd. 11,565
41,024 Granite Point Mortgage Trust, Inc 264
118,705 * Green Dot Corp 2,253
32,861 e GRENKE AG. 598
15,471 e Groupe Bruxelles Lambert S.A. 1,082
31,656 e Gruppo MutuiOnline S.p.A 619
12,112 Guangzhou Yuexiu Financial Holdings Group Co Ltd 10
106,604 Guolian Securities Co Ltd 130
363,349 Guosen Securities Co Ltd 440
3,494,800 Guotai Junan International Hol 257
367,216 Guotai Junan Securities Co Ltd 705
281,154 Guoyuan Securities Co Ltd 253
3,129,810 e Haitong International Securities Group Ltd 266
2,280,773 Haitong Securities Co Ltd 1,206
488,012 Haitong Securities Co Ltd (Class A) 594
1,852,000 e,g Haitong UniTrust International Leasing Co Ltd 172
5,315 Hamilton Lane, Inc 317
162,548 e
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 4,865
123,618 Hanwha Securities Co 206
54,274 Hargreaves Lansdown plc 520
31,086 Hithink RoyalFlush Information Network Co Ltd 338
2,717,966 Hong Kong Exchanges and Clearing Ltd 92,907
258,000 Hotai Finance Co Ltd 817
40,466 Houlihan Lokey, Inc 3,050
1,206,540 g Huatai Securities Co Ltd 1,323
153,334 Huatai Securities Co Ltd (Class A) 261
161,200 Huaxi Securities Co Ltd 166
92,653 e HUB24 Ltd 1,237
34,661 * Hypoport AG. 3,059
137,678 g ICICI Securities Ltd 878
1,412,069 IDFC Ltd 1,143
173,500 e iFAST Corp Ltd 475
5,423,601 IG Group Holdings plc 45,964
108,047 e IGM Financial, Inc 2,692
42,606 IIFL Wealth Management Ltd 958
70,459 * Illimity Bank S.p.A 474
118,226 Impax Asset Management Group plc 684
862,178 g Indian Energy Exchange Ltd 1,491
458,354 Industrial Securities Co Ltd 351
21,060 e Industrivarden AB 420
138,997 Industrivarden AB 2,800
356,514 IntegraFin Holdings plc 875
75,266 Interactive Brokers Group, Inc (Class A) 4,810
604,506 Intercontinental Exchange Group, Inc 54,617
364,333 Intermediate Capital Group plc 3,930
909,000 *,e,g International Alliance Financial Leasing Co Ltd 471
300,641 Invesco Ltd 4,119

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
26,394 e Invesco Mortgage Capital, Inc $ 293
328,366 Investec Ltd 1,300
849,795 Investec plc 3,445
35,452 Investment AB Oresund 330
244,239 Investor AB 3,564
532,240 Investor AB 8,156
738,648 IOOF Holdings Ltd 1,396
1,250,740 IP Group plc 830
156,784 Is Yatirim Menkul Degerler AS 233
3,006,286 iShares Core MSCI Emerging Markets ETF 129,210
6,490 iShares Core S&P 500 ETF 2,328
913,516 e iShares MSCI Canada Index Fund 28,100
27,500 e iShares MSCI EAFE Index Fund 1,540
40,328 e iShares MSCI Japan ETF 1,970
4,500 e iShares Russell 2000 Index Fund 742
239,555 Isracard Ltd 657
25,525 Jaccs Co Ltd 634
56,916 Jackson Financial, Inc 1,579
243,554 Jafco Co Ltd 3,586
111,246 Janus Henderson Group plc 2,259
108,600 Japan Securities Finance Co Ltd 616
169,201 Jefferies Financial Group, Inc 4,991
430,325 JM Financial Ltd 396
663,700 JMT Network Services PCL 1,195
114,240 JSE Ltd 638
161,696 g JTC plc 1,242
31,448 Julius Baer Group Ltd 1,372
532,643 Jupiter Investment Management Group Ltd 546
35,724 * Kinnevik AB 468
19,117 KIWOOM Securities Co Ltd 1,001
522,800 KKR & Co, Inc 22,480
38,956 KKR Real Estate Finance Trust, Inc 633
26,837 Korea Investment Holdings Co Ltd 882
20,401 KRUK S.A. 966
918,128 Krungthai Card PCL 1,393
406,308 Kumho Investment Bank 206
1,036,980 L&T Finance Holdings Ltd 944
822,432 Ladder Capital Corp 7,369
76,398 Lazard Ltd (Class A) 2,432
727,901 * LendingClub Corp 8,043
2,972 * LendingTree, Inc 71
11,327 Leonteq A.G. 527
125,400 *,e LexinFintech Holdings Ltd (ADR) 212
223,453 * Liberty Media Acquisition Corp 2,223
89,877 Liontrust Asset Management plc 728
532,213 London Stock Exchange Group plc 44,945
392,077 LPL Financial Holdings, Inc 85,661
474,500 Lufax Holding Ltd (ADR) 1,205
9,115 Lundbergs AB (B Shares) 329
19,800 *,e M&A Capital Partners Co Ltd 507
2,034,853 M&G plc 3,748
114,346 MA Financial Group Ltd 281
399,952 Macquarie Group Ltd 39,019
177,765 e Magellan Financial Group Ltd 1,268
283,527 Magma Fincorp Ltd 1,055
706,214 Mahindra & Mahindra Financial Services Ltd 1,594
23,932,241 Man Group plc 59,258
655,495 Manappuram General Finance & Leasing Ltd 780
8,693 e Manning & Napier, Inc 107
53,931 MarketAxess Holdings, Inc 11,999
14,269 * MarketWise, Inc 33

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
215,700 e Marui Co Ltd $ 3,575
11,381 g MAS Financial Services Ltd 103
183,200 e Matsui Securities Co Ltd 988
31,805 Meritz finance Holdings Co Ltd 459
143,601 Meritz Securities Co Ltd 365
9,487,380 Metro Pacific Investments Corp 539
76,415 MFA Financial, Inc 595
186,177 Mirae Asset Daewoo Co Ltd 771
975,370 Mitsubishi UFJ Lease & Finance Co Ltd 4,192
32,700 e Mizuho Leasing Co Ltd 704
82,590 MLP AG. 421
17,094,900 * MNC Kapital Indonesia Tbk PT 122
54,297 Moelis & Co 1,836
206,652 e Monex Group, Inc 643
109,289 *,e Moneylion, Inc 98
111,968 Moody's Corp 27,221
3,803,756 Morgan Stanley 300,535
22,430 Morningstar, Inc 4,762
39,542 Motilal Oswal Financial Services Ltd 351
76,115 MSCI, Inc (Class A) 32,105
479,782 Muangthai Capital PCL 456
33,526 Multi Commodity Exchange of India Ltd 499
78,737 Muthoot Finance Ltd 999
190,439 Nanjing Securities Co Ltd 204
276,542 Nasdaq Inc 15,674
367,093 National Investments Co KSCP 274
87,666 Navient Corp 1,288
65,837 Nayifat Finance Co 414
11,169 Nelnet, Inc (Class A) 884
3,778 * NerdWallet, Inc 34
149,119 Netwealth Group Ltd 1,154
344,200 New Residential Investment Corp 2,520
284,256 e New York Mortgage Trust, Inc 665
26,230 Nexpoint Real Estate Finance, Inc 393
1,257,523 Ngern Tid Lor PCL 896
18,149 NICE Holdings Co Ltd 156
229,981 Ninety One Ltd 444
453,239 e Ninety One plc 921
135,580 g Nippon Life India Asset Management Ltd 446
36,600 * Noah Holdings Ltd (ADR) 483
2,115,336 * Nomura Holdings, Inc 7,008
976,711 Nordnet AB publ 11,060
142,300 Northeast Securities Co Ltd 129
8,808 Northern Trust Corp 754
123,056 Numis Corp plc 319
600,000 *,e OCI International Holdings Ltd 122
172,393 Okasan Holdings, Inc 389
1,686,585 * Omni Bridgeway Ltd 4,030
92,691 OneMain Holdings, Inc 2,736
95,868 Onex Corp 4,397
64,661 * Open Lending Corp 520
23,405 * Oportun Financial Corp 102
6,977 Oppenheimer Holdings, Inc 216
6,183 *,e OppFi, Inc 14
27,769 e Orchid Island Capital, Inc 228
62,750 Orient Corp 498
390,151 Orient Securities Co Ltd 421
2,896,468 ORIX Corp 40,577
1,055,938 Osaka Securities Exchange Co Ltd 14,271
9,485,300 * Pacific Strategic Financial Tbk PT 698
245,390 Paisalo Digital Ltd 204

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,730 Partners Group $ 3,002
414,932 Pendal Group Ltd 1,195
57,693 e PennyMac Mortgage Investment Trust 680
1,569,145 * Pensionbee Group plc 1,286
5,198 e Perella Weinberg Partners 33
67,822 e Perpetual Trustees Australia Ltd 1,025
145,285 e Pinnacle Investment Management Group Ltd 770
119,564 Piper Jaffray Cos 12,523
3,039,313 Piramal Healthcare Ltd 32,080
3,078 PJT Partners, Inc 206
629,532 e Platinum Asset Mangement Ltd 685
159,194 Plus500 Ltd 2,912
89,892 Polar Capital Holdings plc 417
29,487 * PRA Group, Inc 969
900,000 President Securities Corp 419
220,859 * PROG Holdings, Inc 3,308
287,922 Provident Financial plc 536
785,539 PSG Konsult Ltd 467
4,133 Pzena Investment Management, Inc (Class A) 39
1,619,257 g Quilter plc 1,658
1,793,800 Ratchthani Leasing PCL 198
71,886 Rathbone Brothers 1,316
249,731 Ratos AB (B Shares) 851
158,147 Raymond James Financial, Inc 15,628
55,037 e Ready Capital Corp 558
1,444,050 REC Ltd 1,661
87,160 e Redwood Trust, Inc 500
6,074 Regional Management Corp 170
94,219 Reinet Investments S.C.A 1,389
596,373 Remgro Ltd 4,374
150,316 g Resurs Holding AB 276
16,461 Ricoh Leasing Co Ltd 402
444,173 *,e Robinhood Markets, Inc 4,486
713,070 S&P Global, Inc 217,736
42,654 Samsung Securities Co Ltd 908
38,235 Saudi Tadawul Group Holding Co 2,032
166,392 SBI Cards & Payment Services Ltd 1,856
1,085,638 * SBI Holdings, Inc 19,482
111,547 Schroders plc 479
12,849 e Sculptor Capital Management, Inc 114
518,991 Sealand Securities Co Ltd 236
84,252 SEI Investments Co 4,133
10,900 Shanxi Securities Co Ltd 8
541,000 e Sheng Ye Capital Ltd 345
956,844 Shenwan Hongyuan Group Co Ltd 519
9,698 Shinyoung Securities Co Ltd 369
22,431 Shriram City Union Finance Ltd 479
133,897 Shriram Transport Finance Co Ltd 1,958
1,098,130 * SHUAA Capital PSC 110
1,415 e Silvercrest Asset Management Group, Inc 23
3,272,744 Singapore Exchange Ltd 21,470
102,482 Sinolink Securities Co Ltd 110
202,561 SLM Corp 2,834
5,964 Societe Fonciere Financiere et de Participations FFP 449
1,146,030 * SoFi Technologies, Inc 5,593
16,641 e Sofina S.A. 2,872
172,635 SooChow Securities Co Ltd 149
421,273 Southwest Securities Co Ltd 217
18,871 Sparx Group Co Ltd 173
4,500 e SPDR S&P 500 ETF Trust 1,607
53,629 *,e SPDR S&P Biotech ETF 4,254

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
26,459 e Sprott, Inc $ 888
768,475 *,†,e SRH NV 8
688,210 Srisawad Corp PCL 777
416,965 St. James's Place plc 4,748
318,393 Standard Life Aberdeen plc 487
449,729 Starwood Property Trust, Inc 8,194
15,402 State Street Corp 937
82,221 StepStone Group, Inc 2,015
100,404 Stifel Financial Corp 5,212
20,690 * StoneX Group, Inc 1,716
10,324 e Strike Co Ltd 276
646,735 Sun Hung Kai & Co Ltd 233
19,421 *,e Sunlight Financial Holdings, Inc 24
106,065 Svolder AB 467
14,946 Swissquote Group Holding S.A. 1,551
3,262 *,e SWK Holdings Corp 55
20,573 Synchrony Financial 580
179,868 T Rowe Price Group, Inc 18,888
246,027 Taiwan Acceptance Corp 1,106
209,097 Tamburi Investment Partners S.p.A. 1,340
26,991 Tata Investment Corp Ltd 760
1,071,090 Tel Aviv Stock Exchange Ltd 5,530
72,521 TMX Group Ltd 6,671
229,080 e Tokai Tokyo Securities Co Ltd 559
48,000 e Tokyo Century Corp 1,536
100,679 Tong Yang Investment Bank 172
953,972 TP Icap Group plc 2,088
51,379 TPG RE Finance Trust, Inc 360
93,870 Tradeweb Markets, Inc 5,296
698,779 Transaction Capital Ltd 1,419
1,397,077 Turkiye Sinai Kalkinma Bankasi AS 185
260,833 Two Harbors Investment Corp 866
6,155,483 e UBS Group AG 89,304
117,800 *,e Up Fintech Holding Ltd (ADR) 388
58,471 *,e Upstart Holdings, Inc 1,216
43,062 UTI Asset Management Co Ltd 380
186 e Value Line, Inc 8
1,161,011 e Value Partners Group Ltd 274
67,756 Victory Capital Holdings, Inc 1,579
228,298 Virtu Financial, Inc 4,742
4,858 Virtus Investment Partners, Inc 775
105,652 * VNV Global AB 213
144,596 Vontobel Holding AG. 7,763
175,526 e Voya Financial, Inc 10,619
23,175 Warsaw Stock Exchange 153
3,109,300 Waterland Financial Holdings 1,130
33,900 *,e WealthNavi, Inc 370
28,943 Wendel 2,072
287,403 Western Securities Co Ltd 236
21,717 WisdomTree Investments, Inc 102
93,185 Woori Investment & Securities Co Ltd 582
62,862 * Woori Technology Investment Co Ltd 200
1,498 *,e World Acceptance Corp 145
607,329 * XP, Inc 11,545
46,176 g X-Trade Brokers Dom Maklerski S.A. 188
4,899,600 *,e Yangzijiang Financial Holding Pte Ltd 1,264
1,698,000 *,e,g Yixin Group Ltd 171
124,865 Zenkoku Hosho Co Ltd 4,153
142,591 Zheshang Securities Co Ltd 189
418,200 Zhongtai Securities Co Ltd 387

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
670,858 *,e Zip Co Ltd $ 289
TOTAL DIVERSIFIED FINANCIALS 4,323,336
ENERGY - 5.4%
244,700 * 3R PETROLEUM OLEO E GAS S.A. 1,615
1,181,000 e,g AAG Energy Holdings Ltd 202
18,368,261 Adaro Energy Tbk 4,737
232,720 * Advantage Energy Ltd 1,673
180,848 Aegis Logistics Ltd 598
20,911 *,e Aemetis, Inc 128
938,227 h Aker BP ASA 26,931
321,619 Aker Solutions ASA 1,118
44,578 Aldrees Petroleum and Transport Services Co 798
282,513 * Alto Ingredients, Inc 1,028
11,397 e Altus Midstream Co 371
125,093 * Amplify Energy Corp 822
279,251 Ampol Ltd 5,165
263,024 Antero Midstream Corp 2,415
1,461,245 * Antero Resources Corp 44,612
247,428 APA Corp 8,460
1,004,999 ARC Resources Ltd 12,070
32,595 e Arch Resources, Inc 3,866
32,992 * Archaea Energy, Inc 594
334,419 Archrock, Inc 2,147
27,822 * Ardmore Shipping Corp 254
713,823 * Athabasca Oil Corp 1,101
39,993 Baker Hughes Co 838
1,249,100 Bangchak Corp PCL 974
6,671,100 Banpu PCL (Foreign) 2,163
1,395 * Battalion Oil Corp 17
979,547 *,e Baytex Energy Trust 4,148
3,130,072 Beach Petroleum Ltd 3,006
246,956 Berry Petroleum Co LLC 1,852
1,095,426 Bharat Petroleum Corp Ltd 4,079
323,698 e Birchcliff Energy Ltd 2,299
117,788 Bonanza Creek Energy, Inc 6,760
254,425 * Borr Drilling Ltd 857
314,995 *,e Borr Drilling Ltd 1,046
382,852 * Boss Energy Ltd 640
28,448,336 BP plc 135,937
93,900 BP plc (ADR) 2,681
345,868 Brigham Minerals, Inc 8,533
4,650,000 *,†,e Brightoil Petroleum Holdings Ltd 666
18,388 * Bristow Group, Inc 432
2,991,000 * Bumi Armada BHD 247
107,204 *,h BW Energy Ltd 212
102,215 g BW LPG Ltd 744
123,984 BW Offshore Ltd 261
541,884 Cabot Oil & Gas Corp 14,154
18,036 Cactus, Inc 693
434,159 *,e Cairn Energy plc 1,188
79,501 California Resources Corp 3,055
33,496 * Callon Petroleum Co 1,173
990,256 Cameco Corp (Toronto) 26,281
181,038 e Canacol Energy Ltd 245
1,521,119 Canadian Natural Resources Ltd 70,806
156,660 e Cardinal Energy Ltd 805
1,831,924 Cenovus Energy, Inc (Toronto) 28,142
7,440 * Centrus Energy Corp 305
1,572,559 *,e CGG S.A. 1,093
2,790,000 e CGN Mining Co Ltd 320

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
334,154 ChampionX Corp $ 6,539
446,746 Cheniere Energy, Inc 74,120
130,714 e Chesapeake Energy Corp 12,315
3,397,267 Chevron Corp 488,085
300,803 e China Aviation Oil Singapore Corp Ltd 155
2,826,000 China Coal Energy Co 2,546
667,000 China Merchants Energy Shipping Co Ltd 666
2,759,122 China Oilfield Services Ltd 2,732
554,876 China Shenhua Energy Co Ltd - A 2,469
4,997,955 China Shenhua Energy Co Ltd - H 14,872
2,543,000 e China Suntien Green Energy Cor 928
126,301 * Clean Energy Fuels Corp 674
139,435 * CNX Resources Corp 2,165
2,021,098 Coal India Ltd 5,237
118 *,†,b Cobalt International Energy, Inc 0 ^
1,000,000 e Computer Modelling Group Ltd 3,678
223,090 * Comstock Resources Inc 3,857
4,540,618 ConocoPhillips 464,687
25,553 CONSOL Energy, Inc 1,644
8,521 Continental Resources, Inc 569
1,398,504 Cosan SA Industria e Comercio 4,506
364,193 COSCO SHIPPING Energy Transportation Co Ltd 926
208,658 Cosmo Energy Holdings Co Ltd 5,383
58,475 e Crescent Energy, Inc 788
709,241 e Crescent Point Energy Corp 4,364
169,084 * Crew Energy, Inc 630
30,561 CropEnergies AG. 367
78,246 CVR Energy, Inc 2,268
7,828,749 Dana Gas PJSC 2,013
11,116 * Delek Group Ltd 1,755
702,564 Delek US Holdings, Inc 19,068
71,750 * Denbury, Inc 6,189
968,755 *,e Denison Mines Corp 1,129
1,651,235 Devon Energy Corp 99,289
243,434 DHT Holdings, Inc 1,840
4,812,512 Dialog Group BHD 2,057
274,253 *,e Diamond Offshore Drilling, Inc 1,818
1,220,732 Diamondback Energy, Inc 147,049
1,567,790 Diversified Gas & Oil plc 2,270
12,166 * DMC Global, Inc 194
716,917 DNO International ASA 813
24,139 Dorian LPG Ltd 328
26,011 * Dril-Quip, Inc 508
15,133 DT Midstream, Inc 785
7,073 *,e Earthstone Energy, Inc 87
8,520,653 Ecopetrol S.A. 3,833
22,843 *,e Empire Petroleum Corp 300
469,397 Empresas COPEC S.A. 3,007
727,400 Enauta Participacoes S.A. 1,958
2,628,348 Enbridge, Inc 97,458
3,447,868 ENEOS Holdings, Inc 11,120
107,908 e Enerflex Ltd 463
151,697 Energean plc 2,259
1,168,600 *,† Energy Earth PCL 0 ^
32,526 *,e Energy Fuels, Inc 199
189,805 *,e Energy Fuels, Inc 1,158
1 Energy Transfer LP 0 ^
385,460 Enerplus Corp 5,458
726,596 ENI S.p.A. 7,723
1,814,996 * Enquest plc (London) 533
27,174 e Enviva, Inc 1,632

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,708,670 EOG Resources, Inc $ 302,640
1,544,780 EQT Corp 62,950
2,695,905 Equinor ASA 88,907
30,112 * Equital Ltd 877
279,971 Equitrans Midstream Corp 2,094
1,080,900 Esso Thailand PCL (Foreign) 365
269,005 Etablissements Maurel et Prom 1,048
214,381 Euronav NV 3,346
14,765 e Excelerate Energy, Inc 345
308,762 e Exxaro Resources Ltd 3,429
4,244,338 Exxon Mobil Corp 370,573
21,247 e FLEX LNG Ltd 673
36,227 FLEX LNG Ltd 1,151
1,414,269 Formosa Petrochemical Corp 3,676
106,876 *,e Frank's International NV 1,362
247,978 e Freehold Royalty Trust 2,581
74,307 * Frontera Energy Corp 538
93,295 e Frontline Ltd 1,020
148,114 e Frontline Ltd (Sigmax MTF) 1,631
76,421 e Galp Energia SGPS S.A. 735
31,587 e Gaztransport Et Technigaz S.A. 3,483
163,179 Genel Energy PLC 224
154,302 *,e Gevo, Inc 352
179,352 e Gibson Energy, Inc 2,853
124,010 * Golar LNG Ltd 3,090
111,107 Great Eastern Shipping Co Ltd 735
39,931 * Green Plains Inc 1,161
728,086 Guanghui Energy Co Ltd 1,263
176,730 Gujarat Mineral Development Corp Ltd 292
1,071,700 * Gulf International Services QSC 548
255,598 Gulf Keystone Petroleum Ltd 565
6,287 * Gulfport Energy Operating Corp 555
135,960 Hafnia Ltd 556
1,439,087 Halliburton Co 35,430
563,752 Harbour Energy plc 2,799
769,368 * Headwater Exploration, Inc 2,930
111,409 * Helix Energy Solutions Group, Inc 430
101,252 Hellenic Petroleum S.A. 618
694,806 Helmerich & Payne, Inc 25,687
574,746 Hess Corp 62,642
111,269 HF Sinclair Corp 5,991
1,735,200 Hibiscus Petroleum BHD 314
1,175 e HighPeak Energy, Inc 25
863,027 Hindustan Petroleum Corp Ltd 2,280
342,276 Hunting plc 892
36,151 Hyundai Robotics Co Ltd 1,355
158,349 Idemitsu Kosan Co Ltd 3,441
360,306 Imperial Oil Ltd 15,601
3,709,656 Indian Oil Corp Ltd 3,034
477,400 Indo Tambangraya Megah Tbk PT 1,290
225,600 Inner Mongolia Dian Tou Energy Corp Ltd 415
1,439,000 Inner Mongolia Yitai Coal Co 2,160
1,914,834 Inpex Holdings, Inc 17,860
36,863 International Seaways, Inc 1,295
13,550,486 IRPC PCL (Foreign) 1,115
62,550 Itochu Enex Co Ltd 441
53,722 Iwatani International Corp 2,023
171,477 Japan Petroleum Exploration Co 4,140
419,200 Jizhong Energy Resources Co Ltd 427
843,423 * John Wood Group plc 1,191
670,145 * Karoon Gas Australia Ltd 785

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,076,414 * Kelt Exploration Ltd $ 4,060
274,138 e Keyera Corp 5,644
1,079,662 Kinder Morgan, Inc 17,966
83,412 Koninklijke Vopak NV 1,518
529,960 * Kosmos Energy Ltd 2,740
2,182 *,e Laredo Petroleum, Inc 137
421,493 * Liberty Oilfield Services, Inc 5,345
85,515 Magnolia Oil & Gas Corp 1,694
978,967 Marathon Oil Corp 22,105
548,593 Marathon Petroleum Corp 54,492
252,522 Matador Resources Co 12,353
449,877 * MEG Energy Corp 5,035
36,800 Mitsuuroko Co Ltd 246
22,930 Modec, Inc 235
542,176 e MOL Hungarian Oil & Gas plc 3,011
92,131 Motor Oil Hellas Corinth Refineries S.A. 1,456
72,749 Murphy Oil Corp 2,559
24,489 * Nabors Industries Ltd 2,484
3,477 e Nacco Industries, Inc (Class A) 164
41,629 * Naphtha Israel Petroleum Corp Ltd 218
25,515 * National Energy Services Reunited Corp 152
226,857 Neste Oil Oyj 9,889
43,809 e New Fortress Energy, Inc 1,915
655,554 e New Hope Corp Ltd 2,648
71,751 * Newpark Resources, Inc 181
493,199 *,e NexGen Energy Ltd 1,792
4,407 *,e NextDecade Corp 27
802,047 * NexTier Oilfield Solutions, Inc 5,935
46,986 * Noble Corp plc 1,390
351,396 Nordic American Tankers Ltd 938
486,209 Northern Oil and Gas, Inc 13,327
222,028 NOV, Inc 3,592
222,157 * NuVista Energy Ltd 1,578
32,056 Oasis Petroleum, Inc 4,384
83,043 * Obsidian Energy Ltd 597
892,214 Occidental Petroleum Corp 54,827
222,998 * Oceaneering International, Inc 1,775
173,532 * Odfjell Drilling Ltd 378
746,227 Offshore Oil Engineering Co Ltd 468
345,202 Oil India Ltd 737
2,509,202 Oil Refineries Ltd 856
45,310 * Oil States International, Inc 176
43,111 OMV AG. 1,560
274,638 ONEOK, Inc 14,072
277,179 Ovintiv, Inc 12,750
3,236,021 * Paladin Resources Ltd 1,526
866,137 *,e Pantheon Resources plc 1,003
426,776 * Par Pacific Holdings, Inc 7,003
94,590 e Paramount Resources Ltd (Class A) 1,671
146,967 e Parex Resources, Inc 2,146
314,572 e Parkland Corp 6,741
99,338 e Pason Systems, Inc 951
353,913 Patterson-UTI Energy, Inc 4,134
12,230 * Paz Oil Co Ltd 1,337
342,000 * PBF Energy, Inc 12,025
19,410 PDC Energy, Inc 1,122
512,421 *,e Peabody Energy Corp 12,718
677,053 e Pembina Pipeline Income Fund 20,566
2,694 Penn Virginia Corp 85
1,805,031 * Permian Resources Corp 12,274
860,200 * Petro Rio S.A. 4,390

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
528,844 *,e Petrofac Ltd $ 596
4,328,195 Petroleo Brasileiro S.A. 26,542
11,087,927 Petroleo Brasileiro S.A. (Preference) 61,253
354,280 Petronas Dagangan BHD 1,530
1,038,443 Petronet LNG Ltd 2,539
159,900 Petroreconcavo S.A. 743
205,859 e Peyto Exploration & Development Corp 1,642
814,917 Phillips 66 65,780
209,000 Pingdingshan Tianan Coal Mining Co Ltd 401
749,336 Pioneer Natural Resources Co 162,254
149,201 * Pipestone Energy Corp 400
491,373 Polski Koncern Naftowy Orlen S.A. 5,275
2,502,440 Polskie Gornictwo Naftowe i Gazownictwo S.A. 2,452
100,100 *,† Poseidon Concepts Corp 1
475,149 e PrairieSky Royalty Ltd 6,126
16,373 * Precision Drilling Corp 829
961,500 Prima Marine PCL 146
6,254 * ProFrac Holding Corp 95
66,589 *,e ProPetro Holding Corp 536
10,148,500 PT AKR Corporindo Tbk 898
50,966,300 * PT Bumi Resources Minerals Tbk 469
3,228,000 PT Harum Energy Indonesia Tbk 374
7,041,900 PT Indika Energy Tbk 1,379
29,417,500 PT Medco Energi Internasional Tbk 1,769
7,559,600 PT Tambang Batubara Bukit Asam Tbk 2,059
6,495,806 PT United Tractors Tbk 13,947
1,980,048 PTT Exploration & Production PCL 8,443
13,089,409 PTT PCL 11,919
638,953 Qatar Fuel QSC 3,286
3,147,912 Qatar Gas Transport Co Ltd 3,531
510,961 * Rabigh Refining & Petrochemical Co 1,865
86,705 Range Resources Corp 2,190
5,560,675 Reliance Industries Ltd 161,382
1,141,835 Repsol YPF S.A. 13,120
12,426 * Rex American Resources Corp 347
4,488 Riley Exploration Permian, Inc 85
263,697 *,e Ring Energy, Inc 612
10,721 RPC, Inc 74
1,370,208 *,e Saipem S.p.A 848
65,652 San-Ai Oil Co Ltd 505
5,459 * SandRidge Energy, Inc 89
3,787,615 Santos Ltd 17,497
681,025 * Saras S.p.A. 647
8,819 Saudi Arabia Refineries Co 215
2,908,102 g Saudi Arabian Oil Co 27,685
164,357 SBM Offshore NV 2,063
1,695,159 Schlumberger Ltd 60,856
12,434 Schoeller-Bleckmann Oilfield Equipment AG. 543
37,679 Scorpio Tankers, Inc 1,584
376,886 Secure Energy Services, Inc 1,574
56,341 * Select Energy Services, Inc 393
2,833,900 Semirara Mining & Power Corp 1,874
242,049 Serica Energy plc 1,006
50 *,† Serval Integrated Energy Services 0
85,574 SFL Corp Ltd 780
820,438 Shaanxi Coal Industry Co Ltd 2,634
236,900 Shan XI Hua Yang Group New Energy Co Ltd 607
313,786
Shanxi Lu'an Environmental Energy Development Co
Ltd 746
413,500 Shanxi Xishan Coal & Electricity Power Co Ltd 870
15,661,703 Shell plc 388,534

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
684,400 Siamgas & Petrochemicals PCL $ 192
1,726 *,e SilverBow Resources, Inc 46
1,916,000 Sinopec Kantons Holdings Ltd 529
2,254 e Sitio Royalties Corp 50
12,552 SK Discovery Co Ltd 260
3,083 SK Gas Co Ltd 215
64,388 * SK Innovation Co Ltd 6,381
180,289 SM Energy Co 6,781
56,632 S-Oil Corp 3,203
98,151 Solaris Oilfield Infrastructure, Inc 919
478,418 * Southwestern Energy Co 2,928
159,334 * Spartan Delta Corp 1,183
1,735,500 Star Petroleum Refining PCL 488
292,672 e Subsea 7 S.A. 2,312
2,330,155 Suncor Energy, Inc 65,619
85,395 e Surge Energy, Inc 483
339,744 * Talos Energy, Inc 5,657
526,687 e Tamarack Valley Energy Ltd 1,445
233,355 Targa Resources Investments, Inc 14,081
1,201,089 e TC Energy Corp 48,379
163,547 Technip Energies NV 1,853
35,469 *,e Tecnicas Reunidas S.A. 208
58,175 * Teekay Corp 209
17,095 * Teekay Tankers Ltd 471
1,261,130 *,e Tellurian, Inc 3,014
71,048 Tenaris S.A. 919
99,781 * Tetra Technologies, Inc 358
5,222 Texas Pacific Land Corp 9,281
325,403 TGS Nopec Geophysical Co ASA 3,977
1,699,232 h Thai Oil PCL 2,303
157,903 e Thungela Resources Ltd 2,902
28,859 * Tidewater, Inc 626
276,251 Topaz Energy Corp 4,164
33,723 TORM plc 688
3,974,902 e Total S.A. 186,481
507,532 e Tourmaline Oil Corp 26,377
268,613 * Trican Well Service Ltd 558
1,447,610 *,e Tullow Oil plc 680
161,231 * Turkiye Petrol Rafinerileri AS 2,509
880,061 Ultrapar Participacoes S.A. 1,914
9,530,000 United Energy Group Ltd 1,088
41,864 *,e Uranium Energy Corp 147
42,419 *,e Ur-Energy, Inc 46
159,721 * US Silica Holdings, Inc 1,749
8,320 e Vaalco Energy, Inc 36
97,364 * Valaris Ltd 4,765
1,959,854 Valero Energy Corp 209,410
170,700 *,e Vallourec S.A. 1,636
26,893 Verbio AG. 1,587
202,776 Vermilion Energy, Inc 4,341
13,907 *,e Vertex Energy, Inc 87
1,040,815 g Viva Energy Group Ltd 1,748
25,153 * W&T Offshore, Inc 147
5,553 *,e Waga Energy S.A. 174
233,106 Washington H Soul Pattinson & Co Ltd 4,008
216,309 * Weatherford International Ltd 6,985
927,500 Whitecap Resources, Inc 5,868
1,133,070 Whitehaven Coal Ltd 6,574
692,747 Williams Cos, Inc 19,833
2,687,423 Woodside Energy Group Ltd 54,908
46,780 World Fuel Services Corp 1,097

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
384,270 Worley Ltd $ 3,133
144,033 Yantai Jereh Oilfield Services Group Co Ltd 663
1,821,540 e Yanzhou Coal Mining Co Ltd 6,577
216,069 Yanzhou Coal Mining Co Ltd (Class A) 1,525
1,843,520 Yinson Holdings BHD 852
TOTAL ENERGY 5,238,213
FOOD & STAPLES RETAILING - 1.7%
120,021 Abdullah Al Othaim Markets Co 3,928
578,863 Aeon Co Ltd 10,809
25,200 e Aeon Hokkaido Corp 197
30,383 Ain Pharmaciez Inc 1,313
112,029 Al Meera Consumer Goods Co 552
2,247,755 Albertsons Cos, Inc 55,879
2,076,815 Alimentation Couche-Tard, Inc 83,608
20,561 Almunajem Foods Co 372
44,464 Andersons, Inc 1,380
48,579 Arcs Co Ltd 693
523,095 Atacadao Distribuicao Comercio e Industria Ltd 1,874
184,603 *,g Avenue Supermarts Ltd 9,876
136,582 Axfood AB 3,129
20,055 Axial Retailing, Inc 451
12,400 Belc Co Ltd 462
1,353,112 Berli Jucker PCL 1,168
8,837 BGF retail Co Ltd 1,017
383,477 Bid Corp Ltd 5,907
540,341 BIM Birlesik Magazalar AS 3,381
183,091 * BJ's Wholesale Club Holdings, Inc 13,331
716,350 Carrefour S.A. 9,935
48,430 Casey's General Stores, Inc 9,808
50,872 *,e Casino Guichard Perrachon S.A. 476
12,651 Cawachi Ltd 186
1,598,591 Cencosud S.A. 2,023
179,592 * Chefs' Warehouse Holdings, Inc 5,203
3,952,261 Cia Brasileira de Distribuicao 14,206
274,644 Clicks Group Ltd 4,331
1,370,060 Coles Group Ltd 14,444
65,428 e Colruyt S.A. 1,438
1,671,400 Cosco Capital, Inc 112
24,400 Cosmos Pharmaceutical Corp 2,413
869,265 Costco Wholesale Corp 410,528
6,741,316 CP ALL plc 9,968
32,800 Create SD Holdings Co Ltd 713
6,118 Daikokutenbussaan Co Ltd 222
44,251 DaShenLin Pharmaceutical Group Co Ltd 188
53,356 *,g Dino Polska S.A. 3,232
529,464 g Dis-Chem Pharmacies Ltd 932
16,397,216 *,e Distribuidora Internacional de Alimentacion S.A. 191
42,025 Dongsuh Co, Inc 607
24,610 E-Mart Co Ltd 1,431
202,759 Empire Co Ltd 5,043
1,380,326 Endeavour Group Ltd 6,203
92,265 * Eurocash S.A. 217
31,400 e Fuji Co Ltd 409
26,600 G-7 Holdings, Inc 262
8,600 Genky DrugStores Co Ltd 214
97,958 George Weston Ltd 10,256
276,565 GrainCorp Ltd-A 1,391
59,308 Great Tree Pharmacy Co Ltd 515
71,400 * Grocery Outlet Holding Corp 2,377
640,600 Grupo Comercial Chedraui S.a. DE C.V. 1,893

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
698,100 * Grupo Mateus S.A. $ 854
50,892 GS Retail Co Ltd 904
11,000 Halows Co Ltd 221
32,158 Heiwado Co Ltd 444
808,647 * HelloFresh SE 16,927
31,354 *,e HF Foods Group Inc 121
60,046 Hyundai Greenfood Co Ltd 267
24,300 e Inageya Co Ltd 193
10,542 Ingles Markets, Inc (Class A) 835
2,770 e Itochu-Shokuhin Co Ltd 93
259,469 J Sainsbury plc 502
904,892 Jeronimo Martins SGPS S.A. 16,852
25,102 Kaap Agri Ltd 53
26,223 Kato Sangyo Co Ltd 605
456,292 Kesko Oyj (B Shares) 8,513
24,000 e Kobe Bussan Co Ltd 577
746,222 Koninklijke Ahold Delhaize NV 19,007
588,111 Kroger Co 25,730
18,834 Kusuri no Aoki Holdings Co Ltd 888
586,500 e La Comer SAB de C.V. 1,059
54,900 Lawson, Inc 1,796
21,096 Life Corp 391
224,322 Loblaw Cos Ltd 17,763
6,187 M Yochananof & Sons Ltd 353
2,386,355 * Marks & Spencer Group plc 2,603
40,080 MARR S.p.A. 377
118,807 * Massmart Holdings Ltd 395
130,856 Matsumotokiyoshi Holdings Co Ltd 5,613
14,800 Maxvalu Tokai Co Ltd 273
40,870 * Medplus Health Services Ltd 309
1,178,010 Metcash Ltd 2,927
149,151 Metro Wholesale & Food Specialist AG. 1,040
296,127 Metro, Inc 14,828
399,078 * Migros Ticaret AS 2,173
22,482 Natural Grocers by Vitamin C 243
29,690 e Neighbourly Pharmacy, Inc 440
130,845 e North West Co, Inc 3,030
365,152 * Ocado Ltd 1,895
1,393,744 e Olam Group Ltd 1,263
423,883 * Performance Food Group Co 18,206
1,207,194 Pick'n Pay Stores Ltd 3,700
652,717 President Chain Store Corp 5,791
8,926 Pricesmart, Inc 514
19,239,100 PT Sumber Alfaria Trijaya Tbk 3,019
1,221,400 Puregold Price Club, Inc 588
1,208,735 Raia Drogasil S.A. 5,093
12,053 Rami Levi Chain Stores Hashikma Marketing Ltd 864
27,712 e Retail Partners Co Ltd 213
27,559 *,e Rite Aid Corp 136
1,016,140 Robinsons Retail Holdings, Inc 948
18,641 Ryoshoku Ltd 420
23,500 San-A Co Ltd 709
2,117,916 Sendas Distribuidora S.A. 6,890
1,429,163 Seven & I Holdings Co Ltd 57,410
1,546,710 Sheng Siong Group Ltd 1,702
11,911 Shoei Foods Corp 342
17,499 *,g Shop Apotheke Europe NV 704
568,574 e Shoprite Holdings Ltd 6,788
541,310 Shufersal Ltd 3,385
28,352 Sligro Food Group NV 366
3,527,761 SMU S.A. 341

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
913,608 * Sok Marketler Ticaret AS. $ 1,018
1,012,095 Sonae SPGS S.A. 816
213,390 Spar Group Ltd 1,690
26,658 SpartanNash Co 774
62,400 * Sprouts Farmers Market, Inc 1,732
42,296 Sugi Pharmacy Co Ltd 1,699
154,900 Sundrug Co Ltd 3,769
880,961 SYSCO Corp 62,293
24,840,501 Tesco plc 57,011
67,100 Tsuruha Holdings, Inc 3,929
147,133 * United Natural Foods, Inc 5,057
64,150 United Super Markets Holdings, Inc 468
254,278 * US Foods Holding Corp 6,723
42,694 Valor Co Ltd 526
4,600 *,† Valora Holding AG. 1,212
7,224 Village Super Market (Class A) 140
445,623 Walgreens Boots Alliance, Inc 13,993
6,004,936 e Wal-Mart de Mexico SAB de C.V. 21,119
3,246,888 Walmart, Inc 421,121
12,204 e Weis Markets, Inc 869
90,960 Welcia Holdings Co Ltd 1,919
1,305,225 Woolworths Ltd 28,363
22,200 e Yaoko Co Ltd 1,007
27,359 Yifeng Pharmacy Chain Co Ltd 191
50,200 Yokohama Reito Co Ltd 306
11,514 *,e Zur Rose Group AG. 340
TOTAL FOOD & STAPLES RETAILING 1,629,265
FOOD, BEVERAGE & TOBACCO - 3.9%
34,224 *,e 22nd Century Group, Inc 32
1,277,889 * a2 Milk Co Ltd 4,379
219,354 AAK AB 2,900
131,599 AG. Barr plc 668
14,687 Agrana Beteiligungs AG. 204
388,048 Agthia Group PJSC 501
478,663 Ajinomoto Co, Inc 13,082
17,197 Al Jouf Agricultural Development Co 196
4,966 Alico, Inc 140
296,254 Almarai Co JSC 4,169
1,618,302 Altria Group, Inc 65,347
5,406,009 AMBEV S.A. 15,574
245,576 Anadolu Efes Biracilik Ve Malt Sanayii AS 531
34,211 Angel Yeast Co Ltd 200
1,615,672 e Anheuser-Busch InBev S.A. 73,185
121,518 Anhui Gujing Distillery Co Ltd 1,795
17,414 Anhui Gujing Distillery Co Ltd (Class A) 667
18,017 Anhui Kouzi Distillery Co Ltd 119
47,700 Anhui Yingjia Distillery Co Ltd 376
45,459 Anora Group Oyj 302
62,351 *,e AppHarvest, Inc 123
145,619 Archer-Daniels-Midland Co 11,715
22,572 e Ariake Japan Co Ltd 785
2,771,350 *,e Aryzta AG. 2,773
192,586 Asahi Breweries Ltd 6,004
76,649 * Aseer Trading Tourism & Manufacturing Co 273
572,784 Associated British Foods plc 8,003
102,744 Astral Foods Ltd 1,097
449,000 Ausnutria Dairy Corp Ltd 278
111,616 Austevoll Seafood ASA 757
238,949 * Australian Agricultural Co Ltd 262
54,581 Avanti Feeds Ltd 313

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
408,154 AVI Ltd $ 1,642
50,109 e B&G Foods, Inc (Class A) 826
61,414 Bakkafrost P 2,444
165,384 e,g Bakkavor Group plc 166
960,740 Baladna 436
155,771 Balrampur Chini Mills Ltd 662
1,561 Barry Callebaut AG. 2,942
349,039 Bega Cheese Ltd 772
165,201 Beijing Dabeinong Technology Group Co Ltd 186
35,200 Beijing Shunxin Agriculture Co Ltd 99
3,443 Bell AG. 756
85,002 *,e Benson Hill, Inc 233
7,962 *,e Beyond Meat, Inc 113
6,211 Binggrae Co Ltd 171
17,447 Bombay Burmah Trading Co 196
14,766 Bonduelle S.C.A. 163
8,609 * Boston Beer Co, Inc (Class A) 2,786
52,500 BrasilAgro-Co Brasileira de Propriedades Agricolas 294
3,811 *,e BRC, Inc 29
671,547 * BRF S.A. 1,603
124,899 Britannia Industries Ltd 5,877
173,100 British American Tobacco Malaysia BHD 383
3,037,311 British American Tobacco plc 108,910
894,600 Britvic plc 7,125
11,976 Brown-Forman Corp (Class A) 809
46,889 Brown-Forman Corp (Class B) 3,121
1,737,629 g Budweiser Brewing Co APAC Ltd 4,525
1,208,500 Bumitama Agri Ltd 479
292,694 Bunge Ltd 24,168
472,284 * C&C Group plc 785
2,609 Calavo Growers, Inc 83
105,600 Calbee, Inc 2,261
181,709 Cal-Maine Foods, Inc 10,101
148,100 Camil Alimentos S.A. 261
37,912 Campbell Soup Co 1,786
291,200 Carabao Group PCL 655
233,862 Carlsberg AS (Class B) 27,347
213,400 Carlsberg Brewery-Malay BHD 1,034
84,379 CCL Products India Ltd 518
55,620 *,e Celsius Holdings, Inc 5,044
1,509,000 Century Pacific Food, Inc 579
7,066 Chacha Food Co Ltd 46
215,800 Charoen Pokphand Enterprise 540
4,310,331 Charoen Pokphand Foods PCL 2,856
4,176,021 *,g China Feihe Ltd 2,916
4,375,889 *,† China Huishan Dairy Holdings Co Ltd 6
370,000 *,† China Huiyuan Juice Group Ltd 0 ^
3,596,227 China Mengniu Dairy Co Ltd 14,216
3,892,000 e China Modern Dairy Holdings 445
1,789,392 China Resources Beer Holdings Company Ltd 12,413
1,008,000 *,e,g China Youran Dairy Group Ltd 235
17,527 Chongqing Brewery Co Ltd 276
18,104 Chongqing Fuling Zhacai Group Co Ltd 69
142,492 Cia Cervecerias Unidas S.A. 774
1,446,100 Cisarua Mountain Dairy PT TBK 418
9,262 CJ CheilJedang Corp 2,642
267,379 Cloetta AB 423
4,917,517 Coca-Cola Co 275,479
8,591 Coca-Cola Consolidated Inc 3,537
242,789 * Coca-Cola European Partners plc (Class A) 10,348
629,753 e Coca-Cola Femsa SAB de C.V. 3,679

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
313,288 Coca-Cola HBC AG. $ 6,546
93,607 Coca-Cola Icecek AS 680
162,300 Coca-Cola West Japan Co Ltd 1,574
1,928,000 Cofco International Ltd 574
2,857,000 COFCO Meat Holdings Ltd 764
381,998 ConAgra Brands, Inc 12,465
118,374 Constellation Brands, Inc (Class A) 27,188
16,781 Corby Spirit and Wine Ltd 214
561,294 Costa Group Holdings Ltd 807
68,898 Cranswick plc 2,047
26,344 Daesang Corp 395
1,557,820 g Dali Foods Group Co Ltd 671
368,546 Danone 17,427
130,067 * Darling International, Inc 8,604
3,958,320 Davide Campari-Milano NV 35,021
4,107,954 Diageo plc 172,918
191,294 * Distell Group Holdings Ltd 1,823
1,841 Dongwon F&B Co Ltd 185
1,500 Dongwon Industries Co Ltd 243
178,977 * Duckhorn Portfolio, Inc 2,583
10,100 e Dydo Drinco, Inc 336
1,836,091 Eastern Tobacco 968
102,793 e Ebro Puleva S.A. 1,497
482,673 Embotelladora Andina S.A. 836
499,926 Embotelladoras Arca SAB de C.V. 3,600
2,421 Emmi AG. 1,881
58,715 Ezaki Glico Co Ltd 1,447
1,332,800 Fevertree Drinks plc 12,334
3,276,000 First Pacific Co 996
1,199,300 First Resources Ltd 1,154
35,554 Flowers Foods, Inc 878
2,241,483 e Fomento Economico Mexicano S.A. de C.V. 14,048
1,070,871 Fomento Economico Mexicano SAB de C.V. (ADR) 67,197
266,286 Foshan Haitian Flavouring & Food Co Ltd 3,102
201,400 Fraser & Neave Holdings BHD 936
22,708 Fresh Del Monte Produce, Inc 528
36,388 * Freshpet, Inc 1,823
9,845 Fu Jian Anjoy Foods Co Ltd 215
51,727 e Fuji Oil Co Ltd 860
47,700 Fujian Sunner Development Co Ltd 130
22,132 e Fujicco Co Ltd 292
11,382 Fujiya Co Ltd 192
471,265 Futuris Corp Ltd 3,596
216,960 General Mills, Inc 16,621
354,800 Genting Plantations BHD 439
517,600 GFPT PCL (Foreign) 201
260,000 Glanbia plc 3,004
12,015 Godfrey Phillips India Ltd 169
18,410,925 Golden Agri-Resources Ltd 3,381
886,500 Great Wall Enterprise Co 1,240
626,630 * Greencore Group plc 505
57,937 Grieg Seafood ASA 392
231,836 e Gruma SAB de C.V. 2,221
1,519,541 e Grupo Bimbo S.A. de C.V. (Series A) 5,355
206,000 e Grupo Herdez SAB de C.V. 383
442,800 Guan Chong Bhd 209
78,745 Guangdong Haid Group Co Ltd 668
265,600 Guinness Anchor BHD 1,364
93,430 Gujarat Ambuja Exports Ltd 319
56,298 * Hain Celestial Group, Inc 950
15,173 Halwani Brothers Co 254

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
56,772 Harim Holdings Co Ltd $ 276
259,814 Health & Happiness H&H International Holdings Ltd 243
101,447 Heilongjiang Agriculture Co Ltd 190
117,792 Heineken Holding NV 8,064
949,206 Heineken NV 82,895
168,023 Henan Shuanghui Investment & Development Co Ltd 579
332,261 Hershey Co 73,254
37,838 Hite Jinro Co Ltd 697
22,600 e Hokuto Corp 296
55,733 Hormel Foods Corp 2,532
340,406 * Hostess Brands, Inc 7,911
69,424 * Hotel Chocolat Group Ltd 93
73,462 House Foods Corp 1,464
37,416 Hyundai Feed, Inc 581
353,300 Ichitan Group PCL 81
1,125,910 Imperial Tobacco Group plc 23,152
2,586,509 Indofood CBP Sukses Makmur Tbk 1,469
440,308 Inghams Group Ltd 670
13,336 Ingredion, Inc 1,074
442,753 Inner Mongolia Yili Industrial Group Co Ltd 2,054
9,135,000 *,† Inti Agri Resources Tbk PT 0 ^
2,669,206 IOI Corp BHD 2,163
3,376,803 ITC Ltd 13,724
27,429 Ito En Ltd 1,109
179,800 Itoham Yonekyu Holdings, Inc 827
2,115 J&J Snack Foods Corp 274
20,159 J.M. Smucker Co 2,770
181,700 Jalles Machado S.A. 240
400,530 Japan Tobacco, Inc 6,582
6,291,600 Japfa Comfeed Indonesia Tbk PT 624
471,742 Japfa Ltd 181
910,382 JBS S.A. 4,239
82,096 JDE Peet's BV 2,400
65,126 Jiangsu King's Luck Brewery JSC Ltd 420
103,681 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 2,309
221,706 Jiangxi Zhengbang Technology Co Ltd 139
16,062 JiuGui Liquor Co Ltd 284
48,008 John B. Sanfilippo & Son, Inc 3,636
22,546 e J-Oil Mills, Inc 242
35,464
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 158
28,401 Juewei Food Co Ltd 200
401,694 Juhayna Food Industries 148
92,446 Kagome Co Ltd 1,926
16,100 e Kameda Seika Co Ltd 511
44,432 Kaveri Seed Co Ltd 234
219,192 Kellogg Co 15,269
80,557 Kerry Group plc (Class A) 7,180
1,963,842 Keurig Dr Pepper, Inc 70,345
111,897 Kewpie Corp 1,842
3,127,800 Khon Kaen Sugar Industry PCL 323
141,675 Kikkoman Corp 8,032
555,953 Kirin Brewery Co Ltd 8,565
22,380 Kotobuki Spirits Co Ltd 1,289
2,837,410 Kraft Heinz Co 94,628
132,112 KT&G Corp 7,977
476,635 Kuala Lumpur Kepong BHD 2,123
85,985 Kweichow Moutai Co Ltd 22,630
18,117 KWS Saat AG. 1,001
499,357 Lamb Weston Holdings, Inc 38,640
4,617 Lancaster Colony Corp 694

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
21,475 * Landec Corp $ 191
3,827 e Lassonde Industries, Inc 301
327,860 Leroy Seafood Group ASA 1,293
110,010 Lian HWA Food Corp 246
995,400 Lien Hwa Industrial Corp 1,586
1,052 Lindt & Spruengli AG. 10,167
133 Lindt & Spruengli AG. (Registered) 13,245
5,892 *,e Local Bounti Corp 17
3,869 Lotte Chilsung Beverage Co Ltd 429
3,539 Lotte Confectionery Co Ltd 341
777 e Lotus Bakeries NV 3,979
99,423 Luzhou Laojiao Co Ltd 3,230
101,100 M Dias Branco S.A. 821
3,942 Maeil Dairies Co Ltd 141
99,160 e Maple Leaf Foods, Inc 1,482
420,500 Marfrig Global Foods S.A. 769
579,320 Marico Ltd 3,814
50,100 Maruha Nichiro Corp 852
48,797 McCormick & Co, Inc 3,478
56,287 Megmilk Snow Brand Co Ltd 665
99,722 MEIJI Holdings Co Ltd 4,427
148,642 Mezzan Holding Co KSCC 179
107,935 e MGP Ingredients, Inc 11,458
327,000 Minerva S.A. 760
26,016 *,e Mission Produce, Inc 376
17,800 Mitsui Sugar Co Ltd 233
141,023 Molson Coors Brewing Co (Class B) 6,768
6,876,300 g Monde Nissin Corp 1,426
4,067,298 Mondelez International, Inc 223,010
2,691,865 * Monster Beverage Corp 234,085
45,779 Morinaga & Co Ltd 1,253
113,413 Morinaga Milk Industry Co Ltd 3,325
446,446 Mowi ASA 5,679
369,137 Muyuan Foodstuff Co Ltd 2,834
209,000 Namchow Chemical Industrial Ltd 293
59,425 * National Agriculture Development Co 402
3,167 National Beverage Corp 122
38,400 Nestle India Ltd 9,007
77,114 Nestle Malaysia BHD 2,170
3,874,115 Nestle S.A. 419,014
13,923 * Neto Malinda Trading Ltd 429
197,705 * New Hope Liuhe Co Ltd 387
305,992 Nichirei Corp 5,041
55,797 Nippon Flour Mills Co Ltd 599
95,300 Nippon Meat Packers, Inc 2,512
338,959 Nippon Suisan Kaisha Ltd 1,276
23,722 Nisshin Oillio Group Ltd 524
171,300 Nisshin Seifun Group, Inc 1,730
70,078 Nissin Food Products Co Ltd 4,871
547,568 e Nissin Foods Co Ltd 427
4,696 Nong Shim Co Ltd 973
2,044,200 g Nongfu Spring Co Ltd 11,822
15,845 * Norway Royal Salmon ASA 215
103,383 Oceana Group Ltd 304
231,146 Origin Enterprises plc 821
25,626 Orion Corp 264
26,097 Orion Corp/Republic of Korea 1,866
11,596 Orior AG. 803
781,947 Orkla ASA 5,684
1,433,417 Osotspa PCL 1,033
1,466 Ottogi Corp 471

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,954,013 PepsiCo, Inc $ 482,272
406,425 Pernod-Ricard S.A. 74,560
673 Philip Morris CR 441
2,924,372 Philip Morris International, Inc 242,752
86,450 * Pilgrim's Pride Corp 1,990
11,033 * Post Holdings, Inc 904
704,241 PPB Group BHD 2,445
785,936 Premier Foods plc 836
54,912 e Premium Brands Holdings Corp 3,379
74,838 Prima Meat Packers Ltd 1,082
653,066 Primo Water Corp 8,196
195,788 Primo Water Corp (Toronto) 2,455
1,801,300 PT Astra Agro Lestari Tbk 974
8,349,418 PT Charoen Pokphand Indonesia Tbk 3,098
515,484 PT Gudang Garam Tbk 776
5,159,709 PT Indofood Sukses Makmur Tbk 2,039
8,808,700
PT Perusahaan Perkebunan London Sumatra Indonesia
Tbk 623
4,652,800 PT Sawit Sumbermas Sarana Tbk 395
906,400 QL Resources BHD 973
630,370 Qurain Petrochemical Industries Co 551
463,300 R&B Food Supply PCL 151
92,071 Radico Khaitan Ltd 1,176
46,378 e Remy Cointreau S.A. 7,696
12,500 Riken Vitamin Co Ltd 152
579,813 *,e RLX Technology, Inc (ADR) 609
112,125 e Rogers Sugar, Inc 502
96,123 Royal Unibrew A.S. 6,228
21,294 S Foods, Inc 447
97,855 Sakata Seed Corp 3,255
90,726 Salmar ASA 3,058
2,747 Samlip General Foods Co Ltd 164
3,276 Samyang Corp 84
4,655 Samyang Foods Co Ltd 343
4,106 Samyang Holdings Corp 178
195,100 Sao Martinho S.A. 923
75,986 Sapporo Holdings Ltd 1,675
308,424 Saputo, Inc 7,353
22,496 * Saudi Fisheries Co 196
20,323 Saudia Dairy & Foodstuff Co 1,044
295,935 Savola Group 2,215
71,163 g Scandinavian Tobacco Group A.S. 1,032
13,636 Schouw & Co 796
204 Seaboard Corp 694
150,039 Select Harvests Ltd 505
4,590 * Seneca Foods Corp 232
37,143 Shanghai Bairun Investment Holding Group Co Ltd 141
84,022 Shanxi Xinghuacun Fen Wine Factory Co Ltd 3,576
22,087 e Showa Sangyo Co Ltd 379
800,539 * Shree Renuka Sugars Ltd 577
23,001 Sichuan Swellfun Co Ltd 203
2,178,578 Sime Darby Plantation BHD 1,916
86,513 * Simply Good Foods Co 2,768
142,770 SLC Agricola S.A. 1,146
1,848,171 e,g Smoore International Holdings Ltd 2,193
37,936 * Sovos Brands, Inc 540
401,000 Standard Foods Corp 482
69,226 Strauss Group Ltd 1,640
84,620 Suedzucker AG. 1,023
342,113 *,e SunOpta, Inc 3,113
90,318 *,e SunOpta, Inc 823

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
106,323 Suntory Beverage & Food Ltd $ 3,784
4,476,271 Swedish Match AB 44,278
89,081 *,e Synlait Milk Ltd 177
231,000 Taisun Enterprise Co Ltd 259
581,000 * Taiwan TEA Corp 381
169,703 Takara Holdings, Inc 1,240
255,433 Tassal Group Ltd 845
630,694 Tata Tea Ltd 6,200
506,480 Tate & Lyle plc 3,819
7,619 *,e Tattooed Chef, Inc 38
3,216,003 Thai Union Group PCL 1,591
399,230 Thai Vegetable Oil PCL (Foreign) 310
770,800 Thaifoods Group PCL 117
201,594 Tiger Brands Ltd 1,878
2,221,301 Tingyi Cayman Islands Holding Corp 3,825
26,639 Toly Bread Co Ltd 50
1,337,245 Tongwei Co Ltd 8,805
3,707 Tootsie Roll Industries, Inc 123
152,800 Toyo Suisan Kaisha Ltd 6,301
735,643 Treasury Wine Estates Ltd 5,919
38,617 * TreeHouse Foods, Inc 1,638
150,000 Tres Tentos Agroindustrial S.A. 306
101,302 Triveni Engineering & Industries Ltd 314
2,822,200 TSH Resources BHD 558
453,471 Tsingtao Brewery Co Ltd 4,275
30,393 Tsingtao Brewery Co Ltd (Class A) 453
63,000 Ttet Union Corp 306
22,070 Turning Point Brands, Inc 469
63,497 Tyson Foods, Inc (Class A) 4,186
190,224 Ulker Biskuvi Sanayi AS 210
1,019,616 Uni-President China Holdings Ltd 854
5,464,384 Uni-President Enterprises Corp 11,556
794,650 United Malt Grp Ltd 1,593
136,000 United Plantations BHD 420
328,105 * United Spirits Ltd 3,379
17,890 Universal Corp 824
986,040 Universal Robina 1,914
170,529 e Utz Brands, Inc 2,575
267,424 Vector Group Ltd 2,356
6,556 Vilmorin & Cie 257
580,071 Vina Concha y Toro S.A. 657
23,016 *,e Vintage Wine Estates, Inc 64
85,114 Viscofan S.A. 4,653
4,797 *,e Vita Coco Co, Inc 55
141,821 * Vital Farms, Inc 1,698
1,036,000 e Vitasoy International Holdings Ltd 1,288
5,648,694 Want Want China Holdings Ltd 3,689
384,000 Wei Chuan Food Corp 237
450,070 * Wens Foodstuffs Group Co Ltd 1,300
8,507,109 g WH Group Ltd 5,350
33,435 *,e Whole Earth Brands, Inc 128
1,948,442 Wilmar International Ltd 5,184
272,142 Wuliangye Yibin Co Ltd 6,474
76,525 Yakult Honsha Co Ltd 4,443
209,200 Yamazaki Baking Co Ltd 2,407
321,407 Yihai International Holding Ltd 677
113,400 Yihai Kerry Arawana Holdings Co Ltd 689
85,617 * Yuan Longping High-tech Agriculture Co Ltd 166
1,120,500 g Zhou Hei Ya International Holdings Co Ltd 543

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
13,152 Zydus Wellness Ltd $ 262
TOTAL FOOD, BEVERAGE & TOBACCO 3,829,377
HEALTH CARE EQUIPMENT & SERVICES - 5.2%
264,724 * 1Life Healthcare, Inc 4,540
3,717,905 Abbott Laboratories 359,745
14,537 * Abiomed, Inc 3,571
272,515 * Acadia Healthcare Co, Inc 21,305
60,021 * Accolade, Inc 685
53,861 * AdaptHealth Corp 1,012
10,906 * Addus HomeCare Corp 1,039
258,795 Advanced Medical Solutions Group plc 705
173,090 *,e AGFA-Gevaert NV 512
4,660 *,e Agiliti, Inc 67
169,083 *,e agilon health, Inc 3,960
311,301 Aier Eye Hospital Group Co Ltd 1,256
1,786 AirSculpt Technologies, Inc 12
666,000 g AK Medical Holdings Ltd 652
97,013 Al Hammadi Co for Development and Investment 1,151
367,179 Alcon, Inc 21,328
229,500 Alfresa Holdings Corp 2,675
133,982 * Align Technology, Inc 27,749
470,146 * Alignment Healthcare, Inc 5,567
312,877 * Allscripts Healthcare Solutions, Inc 4,765
16,150 * Alphatec Holdings Inc 141
104,456 g Ambea AB 366
204,216 Ambu A.S. 1,774
19,603 * Amedisys, Inc 1,897
171,038 * American Well Corp 614
157,389 AmerisourceBergen Corp 21,299
13,697 * AMN Healthcare Services, Inc 1,451
486,589 Amplifon S.p.A. 12,678
29,600 Amvis Holdings, Inc 498
21,973 e Andlauer Healthcare Group, Inc 756
27,651 * Angiodynamics, Inc 566
155,885 Ansell Ltd 2,508
160,930 Apollo Hospitals Enterprise Ltd 8,610
5,197 *,e Apollo Medical Holdings, Inc 203
498,219 Arjo AB 1,827
35,344 e As One Corp 1,460
228,640 Asahi Intecc Co Ltd 3,646
128,432 *,g Aster DM Healthcare Ltd 396
59,656 *,e ATI Physical Therapy, Inc 60
271,876 * AtriCure, Inc 10,630
174 Atrion Corp 98
127,772 *,g Attendo AB 228
137,160 Australian Clinical Labs Ltd 310
89,369 * Avanos Medical, Inc 1,946
37,839 * Aveanna Healthcare Holdings, Inc 57
6,000 * AxoGen, Inc 72
293,875 * Axonics Modulation Technologies, Inc 20,701
15,616 * Babylon Holdings Ltd 7
1,628,200 Bangkok Chain Hospital PCL 766
3,700,000 Bangkok Dusit Medical Services PCL 2,884
7,717,371 Bangkok Dusit Medical Services PCL 5,984
2,453,336 Baxter International, Inc 132,137
193,389 Becton Dickinson & Co 43,093
23,843 * BioLife Solutions Inc 542
31,525 BioMerieux 2,494
25,005 *,e Bioventus, Inc 175
27,045 BML, Inc 610

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,355,031 * Boston Scientific Corp $ 168,670
144,041 * Brookdale Senior Living, Inc 615
437,338 Bumrungrad Hospital PCL 2,622
126,564 *,e Butterfly Network, Inc 595
90,962 * Cano Health, Inc 789
763,666 Cardinal Health, Inc 50,921
254,572 * Cardiovascular Systems, Inc 3,528
47,734 *,e CareMax, Inc 338
322,100 Carenet, Inc 2,677
28,472 Carl Zeiss Meditec AG. 2,958
24,974 * Castle Biosciences, Inc 651
18,813 Cellavision AB 428
60,653 Celltrion Healthcare Co Ltd 2,842
886,903 * Centene Corp 69,010
92,815 * Certara, Inc 1,233
71,935 * Cerus Corp 259
47,529 * Chabiotech Co Ltd 468
165,561 * Change Healthcare, Inc 4,551
9,651 Chemed Corp 4,213
1,007,500 China Resources Phoenix Healthcare Holdings Co Ltd 538
5,533,000 Chularat Hospital PCL 539
948,738 Cigna Corp 263,246
22,223 Classys, Inc 208
959,531 * Cleopatra Hospital 190
733,909 *,e Clover Health Investments Corp 1,248
124,900 CM Hospitalar S.A. 411
640,000 e C-Mer Eye Care Holdings Ltd 279
57,024 Cochlear Ltd 7,083
103,869 Coloplast AS 10,556
3,617 Coltene Holding AG. 282
102,444 * Community Health Systems, Inc 220
39,899 CompuGroup Medical SE & Co KgaA 1,376
11,332 * Computer Programs & Systems, Inc 316
4,387 Conmed Corp 352
1,971,785 g ConvaTec Group plc 4,481
12,584 * Convey Holding Parent, Inc 132
26,919 Cooper Cos, Inc 7,104
1,172 * Corvel Corp 162
80,503 * Covetrus, Inc 1,681
32,231 Craneware plc 695
406,242 * Cross Country Healthcare, Inc 11,525
8,222 * CryoLife, Inc 114
23,692 * CryoPort, Inc 577
88,529 *,e Cue Health, Inc 266
2,092 *,e Cutera, Inc 95
227,865 CVS Group plc 4,342
1,194,341 CVS Health Corp 113,904
122,331 *,e CYBERDYNE, Inc 261
44,373 Dallah Healthcare Co 1,855
62,329 * DaVita, Inc 5,159
27,011 * Definitive Healthcare Corp 420
14,448 * Demant A.S. 357
519,677 *,e dentalcorp Holdings Ltd 2,991
7,941 Dentium Co Ltd 460
47,031 Dentsply Sirona, Inc 1,333
1,870,194 * Dexcom, Inc 150,625
26,579 DiaSorin S.p.A. 2,966
11,879 * DIO Corp 156
10,560 * DocGo, Inc 105
91,800 *,e Doximity, Inc 2,774
47,406 g Dr Lal PathLabs Ltd 1,458

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
93,365 Dr Sulaiman Al Habib Medical Services Group Co $ 5,140
10,458 Draegerwerk AG. 437
3,463 Draegerwerk AG. & Co KGaA 128
76,569 Ebos Group Ltd 1,612
17,398 Eckert & Ziegler Strahlen- und Medizintechnik AG. 578
1,701,636 *,n Edwards Lifesciences Corp 140,606
39,200 Eiken Chemical Co Ltd 488
52,508 El.En. S.p.A 591
40,138 e Elan Corp 297
447,596 Elekta AB (B Shares) 2,273
1,034,070 Elevance Health, Inc 469,716
47,600 e EM Systems Co Ltd 282
12,805 Embecta Corp 369
68,874 EMIS Group plc 1,446
61,014 Encompass Health Corp 2,760
29,415 * Enhabit, Inc 413
37,899 *,e Enovis Corp 1,746
7,991 Ensign Group, Inc 635
132,719 * Envista Holdings Corp 4,355
25,357 * Eoflow Co Ltd 262
136,161 * Establishment Labs Holdings, Inc 7,436
450,500 * Evolent Health, Inc 16,186
96,991 e Extendicare, Inc 477
136,583 Fagron NV 1,678
360,035 *,e Figs, Inc 2,970
302,033 Fisher & Paykel Healthcare Corp 3,131
227,500 Fleury S.A. 746
547,684 * Fortis Healthcare Ltd 1,771
260,264 Fresenius Medical Care AG. 7,332
55,445 Fresenius SE 1,182
15,994 * Fulgent Genetics, Inc 610
60,965 e,g Galenica AG. 4,415
34,179 Getinge AB (B Shares) 585
34,810 * Glaukos Corp 1,853
18,028 * Globus Medical, Inc 1,074
127,175 GN Store Nord 2,228
19,538 Guangzhou Kingmed Diagnostics Group Co Ltd 174
192,849 * Guardant Health, Inc 10,381
8,026 * Haemonetics Corp 594
5,765 * Hanger Inc 108
4,231,498 g Hapvida Participacoes e Investimentos S.A. 5,938
1,102,382 Hartalega Holdings BHD 393
535,718 HCA Healthcare, Inc 98,460
757,439 Healius Ltd 1,629
42,932 * Health Catalyst, Inc 416
204,241 *,e HealthEquity, Inc 13,719
17,929 * HealthStream, Inc 381
84,180 * Henry Schein, Inc 5,537
1,232 * Heska Corp 90
587,708 * Hims & Hers Health, Inc 3,279
97,000 * HLB Life Science CO Ltd 858
25,298 e HLS Therapeutics, Inc 165
31,100 Hogy Medical Co Ltd 766
54,446 * Hologic, Inc 3,513
118,000 Hospital Mater Dei S.A. 190
552,273 * Hoya Corp 53,216
84,178 Huadong Medicine Co Ltd 475
246,370 Humana, Inc 119,536
399,400 *,e,g Hygeia Healthcare Holdings Co Ltd 2,234
4,822 * ICU Medical, Inc 726
68,076 * IDEXX Laboratories, Inc 22,179

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,144,689 IHH Healthcare BHD $ 1,451
23,312 * Implantica AG. 86
17,328 * Inari Medical, Inc 1,259
154,753 * Inmode Ltd 4,505
14,606 *,e Innovage Holding Corp 86
16,672 * Inogen, Inc 405
16,910 * Inspire Medical Systems, Inc 2,999
60,100 Instituto Hermes Pardini S.A. 239
55,814 * Insulet Corp 12,804
2,880 Intco Medical Technology Co Ltd 8
25,016 * Integer Holding Corp 1,557
61,541 * Integra LifeSciences Holdings Corp 2,607
236,588 Integral Diagnostics Ltd 419
636,239 * Intuitive Surgical, Inc 119,257
244,209 *,e Invitae Corp 601
25,527 e Ion Beam Applications 300
8,984 iRadimed Corp 270
12,249 * iRhythm Technologies, Inc 1,535
939,000 IVD Medical Holding Ltd 280
28,044 Jafron Biomedical Co Ltd 192
75,000 Japan Lifeline Co Ltd 501
53,288 Jeol Ltd 1,749
42,050 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 170
1,143,109 g Jinxin Fertility Group Ltd 556
92,500 JMDC, Inc 3,029
38,504 * Joint Corp 605
64,268 Jointown Pharmaceutical Group Co Ltd 104
372,000 e Kangji Medical Holdings Ltd 263
931,460 Koninklijke Philips Electronics NV 14,341
87,882 Korian-Medica 896
1,505,000 Kossan Rubber Industries 350
2,440,400 KPJ Healthcare BHD 416
33,449 *,g Krishna Institute of Medical Sciences Ltd 620
56,157 Laboratory Corp of America Holdings 11,502
227,855 * Lantheus Holdings, Inc 16,025
5,499 e Le Noble Age 156
2,535 LeMaitre Vascular, Inc 128
23,113 Lepu Medical Technology Beijing Co Ltd 69
27,083 * LHC Group, Inc 4,432
1,695,613 Life Healthcare Group Holdings Pte Ltd 1,616
51,234 *,e LifeStance Health Group, Inc 339
4,494,000 * Lifetech Scientific Corp 1,490
80,170 * LivaNova plc 4,070
24,143 Lutronic Corp 266
472,616 M3, Inc 13,196
90,763 Mani, Inc 1,101
14,674 * Masimo Corp 2,071
562,960 * Max Healthcare Institute Ltd 2,807
149,909 McKesson Corp 50,950
8,503 g Medacta Group S.A. 722
5,118 *,g Medartis Holding AG. 350
165,171 Medicare Group 312
223,900 Mediceo Paltac Holdings Co Ltd 2,847
495,771 Mediclinic International plc 2,718
7,462,200 Medikaloka Hermina Tbk PT 796
16,375 * Medios AG. 292
192,760 *,e Medley, Inc 3,312
206,000 g Medlive Technology Co Ltd 235
29,910 g Medmix AG. 519
64,415 * MEDNAX, Inc 1,064
288,200 *,e MedPeer, Inc 2,561

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,755,062 Medtronic plc $ 222,471
179,508 * Meinian Onehealth Healthcare Holdings Co Ltd 108
74,684 Menicon Co Ltd 1,532
86,815 * Meridian Bioscience, Inc 2,737
195,026 * Merit Medical Systems, Inc 11,021
806 e Mesa Laboratories, Inc 114
231 Metall Zug AG.(B Shares) 421
22,078,500 * Metro Healthcare Indonesia TBK PT 732
33,703 g Metropolis Healthcare Ltd 640
499,895 e Microport Scientific Corp 852
47,482 * Middle East Healthcare Co 340
62,700 Miraca Holdings, Inc 1,142
109,640 *,g MLP Saglik Hizmetleri AS. 291
17,022 * ModivCare, Inc 1,697
40,279 * Molina Healthcare, Inc 13,286
166,591 Mouwasat Medical Services Co 8,733
570,874 *,e Multiplan Corp 1,633
25,436 Nagaileben Co Ltd 343
137,522 Nakanishi, Inc 2,515
311,926 *,e Nanosonics Ltd 688
73,717 *,e Nano-X Imaging Ltd 846
70,225 Narayana Hrudayalaya Ltd 620
9,248 National Healthcare Corp 586
25,726 National Medical Care Co 491
2,089 National Research Corp 83
106,029 * Neogen Corp 1,481
1,307,059 Network Healthcare Holdings Ltd 990
2,511 Neuca S.A. 332
36,347 * Nevro Corp 1,694
207,000 *,g New Horizon Health Ltd 380
37,701 * NextGen Healthcare, Inc 667
215,177 Nihon Kohden Corp 4,572
178,252 e Nipro Corp 1,339
159,379 *,† NMC Health plc 2
95,456 *,e Novocure Ltd 7,253
5,530 *,e Nutex Health, Inc 8
53,825 * NuVasive, Inc 2,358
199,192 *,e Oak Street Health, Inc 4,884
866,747 Oceania Healthcare Ltd 443
1,017,670 Odontoprev S.A. 1,660
1,245,338 Olympus Corp 23,957
97,912 * Omnicell, Inc 8,521
172,300 * Oncoclinicas do Brasil Servicos Medicos S.A. 204
6,515 *,e Oncology Institute, Inc 30
299,853 *,e Opko Health, Inc 567
3,068 * OptimizeRx Corp 45
891,546 * Option Care Health, Inc 28,057
132,232 * OraSure Technologies, Inc 501
130,251 Oriola-KD Oyj (B Shares) 228
66,551 e Orpea 727
15,080 * Orthofix Medical Inc 288
1,834 * OrthoPediatrics Corp 85
6,098 * Outset Medical, Inc 97
24,066 Ovctek China, Inc 140
50,589 Owens & Minor, Inc 1,219
8,004 *,e Owlet, Inc 9
5,939 *,e P3 Health Partners, Inc 27
5,985 *,e Paragon 28, Inc 107
48,144 Paramount Bed Holdings Co Ltd 857
320,698 Patterson Cos, Inc 7,703
8,700 *,e Pear Therapeutics, Inc 18

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
47,000 Pegavision Corp $ 544
719,000 *,g Peijia Medical Ltd 561
4,365 * Pennant Group, Inc 45
11,824 * Penumbra, Inc 2,242
48,851 *,e PetIQ, Inc 337
5,186 Pharmagest Inter@ctive 308
164,200 e PHC Holdings Corp 1,615
142,030 * Phreesia, Inc 3,619
79,000 *,† Pihsiang Machinery Manufacturing Co Ltd 0 ^
23,620 Poly Medicure Ltd 250
716,414 *,e PolyNovo Ltd 589
143,574 Premier, Inc 4,873
258,626 * Privia Health Group, Inc 8,809
116,465 e Pro Medicus Ltd 3,719
19,715 * PROCEPT BioRobotics Corp 817
231,285 * Progyny, Inc 8,571
71,003 * Project Roadrunner Parent, Inc 1,316
4,160,700 PT Siloam International Hospitals Tbk 281
5,484 *,e Pulmonx Corp 91
165,800 Qualicorp S.A. 251
72,606 Quest Diagnostics, Inc 8,908
11,693 * QuidelOrtho Corp 836
6,340 * RadNet, Inc 129
1,563,199 Raffles Medical Group Ltd 1,445
95,387 Ramsay Health Care Ltd 3,501
377,800 g Rede D'Or Sao Luiz S.A. 2,081
83,847 Resmed, Inc 18,304
29,630 Revenio Group Oyj 1,100
551,600 Riverstone Holdings Ltd 221
3,587 * RxSight, Inc 43
518,245 Ryman Healthcare Ltd 2,472
26,336 Sartorius AG. 9,110
48,601 Saudi Chemical Co 388
20,487 * Schrodinger, Inc 512
38,088 SD Biosensor, Inc 702
29,405 * SeaSpine Holdings Corp 167
164,944 Sectra AB 1,833
82,840 *,e Sedana Medical AB 182
298,457 Select Medical Holdings Corp 6,596
129,745 *,e Sema4 Holdings Corp 114
59,777 *,e Senseonics Holdings, Inc 79
1,819,882 Shandong Weigao Group Medical Polymer Co Ltd 2,438
145,832 Shanghai Pharmaceuticals Holding Co Ltd - A 339
640,927 Shanghai Pharmaceuticals Holding Co Ltd - H 884
480,451 *,e Sharecare, Inc 913
52,122 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,192
41,200
Shenzhen New Industries Biomedical Engineering
Co Ltd 219
255,736 Ship Healthcare Holdings, Inc 4,804
79,613 * Shockwave Medical Inc 22,138
4,833 * SI-BONE, Inc 84
347,138 g Siemens Healthineers AG. 14,891
79,020 e Sienna Senior Living, Inc 674
15,829 *,e Sight Sciences, Inc 101
1,245,844 Sigma Healthcare Ltd 531
219,113 * Signify Health, Inc 6,387
4,421 * Silk Road Medical Inc 199
2,472 Simulations Plus, Inc 120
963,387 Sinopharm Group Co 1,923
177,200 g Sisram Medical Ltd 136
1,083,771 Smith & Nephew plc 12,510

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
65,600 Solasto Corp $ 391
397,242 Sonic Healthcare Ltd 7,748
67,975 Sonova Holdings AG 14,959
342,411 *,g Spire Healthcare Group plc 821
1,145,900 Sri Trang Gloves Thailand PCL 345
57,000 St. Shine Optical Co Ltd 404
32,382 * Staar Surgical Co 2,285
111,471 e STERIS plc 18,535
9,539 STRATEC Biomedical AG. 758
136,494 e Straumann Holding AG. 12,484
320,792 Stryker Corp 64,973
8,874 Suheung Capsule Co Ltd 197
284,341 Summerset Group Holdings Ltd 1,713
1,882,801 Supermax Corp BHD 273
201,434 * Surgery Partners, Inc 4,714
47,717 *,e Surgical Science Sweden AB 641
2,012 * SurModics, Inc 61
181,900 Suzuken Co Ltd 4,144
87,330 Synlab AG. 1,080
197,113 Sysmex Corp 10,533
45,827 * Tactile Systems Technology, Inc 357
66,000 TaiDoc Technology Corp 340
227,130 * Tandem Diabetes Care, Inc 10,868
100,400 * Teladoc, Inc 2,545
10,357 Teleflex, Inc 2,087
296,303 * Tenet Healthcare Corp 15,283
1,048,856 Terumo Corp 29,484
40,780 Thonburi Healthcare Group PCL 70
19,177 g Thyrocare Technologies Ltd 164
65,730 e Toho Pharmaceutical Co Ltd 881
27,209 Tokai Corp (GIFU) 337
3,684,086 Top Glove Corp BHD 494
12,080 * Topchoice Medical Corp 217
28,673 * Transmedics Group, Inc 1,197
35,113 *,e Treace Medical Concepts, Inc 775
3,289 * UFP Technologies, Inc 282
285,780 Uniphar plc 882
2,149,009 UnitedHealth Group, Inc 1,085,336
39,801 Universal Health Services, Inc (Class B) 3,510
47,250 Universal Vision Biotechnology Co Ltd 418
1,620 US Physical Therapy, Inc 123
885 Utah Medical Products, Inc 76
8,701 Value Added Technologies Co Ltd 179
28,666 * Varex Imaging Corp 606
608,214 * Veeva Systems, Inc 100,282
317,500 *,e,g Venus MedTech Hangzhou, Inc 370
124,701 *,e VG Acquisition Corp 357
6,383,600 Vibhavadi Medical Center PCL (Foreign) 473
7,787 * Vicarious Surgical, Inc 26
1,111,672 * ViewRay, Inc 4,047
46,530 Vijaya Diagnostic Centre Pvt Ltd 262
151,579 *,e Vimian Group AB 360
240,040 *,e Well Health Technologies Corp 535
107,572 Winning Health Technology Group Co Ltd 107
179,948 * Xvivo Perfusion AB 2,169
344,800 *,e,g Yidu Tech, Inc 211
5,533 e Ypsomed Holding AG. 823
541,580 Zimmer Biomet Holdings, Inc 56,622
17,088 * Zimvie, Inc 169

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,245 e Zynex Inc $ 29
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,013,989
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
12,213 Aekyung Industrial Co Ltd 99
34,342 Amorepacific Corp 2,421
20,000 * Beauty Health Co 236
352,547 Beiersdorf AG. 34,642
970,988 * BellRing Brands, Inc 20,012
1,239,982 *,†,e Best World International Ltd 587
20,018 Blackmores Ltd 807
68,597 By-health Co Ltd 170
5,462 * Central Garden & Pet Co 197
31,496 * Central Garden and Pet Co (Class A) 1,076
57,000 Chlitina Holding Ltd 278
59,152 Church & Dwight Co, Inc 4,226
42,310 Clorox Co 5,432
1,062,245 Colgate-Palmolive Co 74,623
133,086 Colgate-Palmolive India Ltd 2,659
9,842 Cosmax, Inc 343
336,480 * Coty, Inc 2,127
702,371 Dabur India Ltd 4,922
19,430 Earth Chemical Co Ltd 697
40,565 Edgewell Personal Care Co 1,517
475,354 *,e elf Beauty, Inc 17,883
256,456 Emami Ltd 1,584
31,576 Energizer Holdings, Inc 794
82,785 Essity AB 1,636
571,117 Estee Lauder Cos (Class A) 123,304
121,300 * Euglena Co Ltd 717
224,084 Fancl Corp 4,460
9,437 Gillette India Ltd 599
444,065 * Godrej Consumer Products Ltd 4,945
152,000 Grape King Industrial Co 639
20,828,633 * Haleon plc 64,943
725,636 Hengan International Group Co Ltd 3,244
25,947 Henkel KGaA 1,471
105,348 Henkel KGaA (Preference) 6,256
58,668 * Herbalife Nutrition Ltd 1,167
936,382 Hindustan Lever Ltd 30,881
52,880 * Honest Co, Inc 185
356,473 *,e Humble Group AB 295
47,760 * Hyundai Bioscience Co Ltd 693
17,811,400 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 831
22,728 Inter Parfums S.A. 953
2,378 Inter Parfums, Inc 179
53,192 e,g Jamieson Wellness, Inc 1,290
143,997 Jyothy Laboratories Ltd 332
516,469 Kao Corp 21,015
205,761 Kimberly-Clark Corp 23,156
1,648,018 e Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,202
4,260 Kobayashi Pharmaceutical Co Ltd 250
14,991 Kolmar BNH Co Ltd 234
15,160 Kolmar Korea Co Ltd 398
27,468 Kose Corp 2,832
10,786 LG Household & Health Care Ltd 4,728
2,454 LG Household & Health Care Ltd (Preference) 562
397,000 Lion Corp 4,486
313,073 L'Oreal S.A. 100,103
41,072 Mandom Corp 432
25,555 Medifast, Inc 2,769

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
420,999 Microbio Co Ltd $ 875
50,698 Milbon Co Ltd 2,237
993,364 Natura & Co Holding S.A. 2,713
9,364 * Nature's Sunshine Products, Inc 77
18,800 Noevir Holdings Co Ltd 738
24,716 Nu Skin Enterprises, Inc (Class A) 825
111,871 *,e Olaplex Holdings, Inc 1,068
76,573 *,e Ontex Group NV 411
35,456 Pacific Corp 659
4,064 Pharmanutra S.p.A 262
139,800 Pigeon Corp 2,044
322,000 Pola Orbis Holdings, Inc 3,637
3,737,870 Procter & Gamble Co 471,906
5,477 Proya Cosmetics Co Ltd 126
8,831,610 PT Unilever Indonesia Tbk 2,794
530,307 PZ Cussons plc 1,149
1,288,769 Reckitt Benckiser Group plc 85,421
39,146 e Reynolds Consumer Products, Inc 1,018
115,245 Rohto Pharmaceutical Co Ltd 3,698
52,123 Sarantis S.A. 311
820,426 Shiseido Co Ltd 28,754
7,457 Spectrum Brands Holdings, Inc 291
106,000 TCI Co Ltd 415
2,257 * Thorne HealthTech, Inc 11
372,899 Uni-Charm Corp 12,233
24,389 Unilever plc 1,074
3,247,691 Unilever plc 142,703
1,702 * USANA Health Sciences, Inc 95
110,993 *,e Veru, Inc 1,279
278,536 e Vinda International Holdings Ltd 655
1,959 WD-40 Co 344
44,900 e YA-MAN Ltd 362
15,600 Yunnan Botanee Bio-Technology Group Co Ltd 378
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,360,082
INSURANCE - 2.9%
27,253 Admiral Group plc 579
2,007,909 Aegon NV 7,981
538,157 Aflac, Inc 30,244
24,594 Ageas 897
13,449,722 AIA Group Ltd 111,981
23,024 * Al Rajhi Co for Co-operative Insurance 572
10,626 * Alleghany Corp 8,919
245,046 Allianz AG. 38,603
785,965 Allstate Corp 97,876
1,032,866 Alm Brand AS 1,262
185,670 * AMBAC Financial Group, Inc 2,367
55,019 American Equity Investment Life Holding Co 2,052
84,223 American Financial Group, Inc 10,354
4,520,430 American International Group, Inc 214,630
21,577 Amerisafe, Inc 1,008
90,800 Anicom Holdings, Inc 356
212,975 Aon plc 57,050
512,769 * Arch Capital Group Ltd 23,351
24,683 Argo Group International Holdings Ltd 475
170,863 Arthur J. Gallagher & Co 29,255
239,446 ASR Nederland NV 9,205
402,007 Assicurazioni Generali S.p.A. 5,489
43,552 Assurant, Inc 6,327
48,575 Assured Guaranty Ltd 2,353
248,341 AUB Group Ltd 3,025

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,652,953 * Aviva plc $ 15,667
2,000,556 AXA S.A. 43,678
138,830 Axis Capital Holdings Ltd 6,823
6,777 Baloise Holding AG. 866
1,158,100 Bangkok Life Assurance PCL 1,036
706,100 Bangkok Life Assurance PCL 632
797,446 BB Seguridade Participacoes S.A. 3,928
3,477,522 Beazley plc 21,678
1,695,353 *,e Bright Health Group, Inc 1,780
52,491 * Brighthouse Financial, Inc 2,279
11,366
Brookfield Asset Management Reinsurance Partners
Ltd 465
314,991 Brown & Brown, Inc 19,051
221,681 * BRP Group, Inc 5,841
65,734 Bupa Arabia for Cooperative Insurance Co 2,929
9,213,807 Cathay Financial Holding Co Ltd 11,548
11,323,435 China Development Financial Holding Corp 4,258
1,937,732 China Insurance International Holdings Co Ltd 1,624
20,198,790 China Life Insurance Co Ltd 25,843
202,575 China Life Insurance Co Ltd (Class A) 901
542,300 China Pacific Insurance Group Co Ltd - A 1,549
3,119,609 China Pacific Insurance Group Co Ltd - H 5,729
1,536,552 Chubb Ltd 279,468
113,788 Cincinnati Financial Corp 10,192
75,854 * Clal Insurance 1,282
19,243 CNA Financial Corp 710
137,317 * Co for Cooperative Insurance 2,916
208,263 Conseco, Inc 3,742
3,630,000 *,†,e Convoy Global Holdings Ltd 5
342,857 * Corebridge Financial, Inc 6,751
23,600 Crawford & Co 135
1,101,462 Dai-ichi Mutual Life Insurance Co 17,514
161,138 e Definity Financial Corp 4,528
390,800 Dhipaya Group Holdings PCL 579
1,617,493 Direct Line Insurance Group plc 3,337
553,286 * Discovery Holdings Ltd 3,194
11,958 e Donegal Group, Inc (Class A) 161
51,217 Dongbu Insurance Co Ltd 1,962
17,044 * eHealth, Inc 67
20,932 Employers Holdings, Inc 722
8,648 * Enstar Group Ltd 1,467
20,159 Erie Indemnity Co (Class A) 4,482
239,796 Everest Re Group Ltd 62,932
30,447 Fairfax Financial Holdings Ltd 13,906
191,812 Fidelity National Financial Inc 6,944
73,634 First American Financial Corp 3,395
5,325,667 Fubon Financial Holding Co Ltd 8,328
379,106 * Genworth Financial, Inc (Class A) 1,327
212,360 Gjensidige Forsikring BA 3,644
171,830 Globe Life, Inc 17,131
3,960 * Goosehead Insurance, Inc 141
361,316 e Great-West Lifeco, Inc 7,800
21,913 * Greenlight Capital Re Ltd (Class A) 163
56,241 Grupo Catalana Occidente S.A. 1,413
25,055 Hannover Rueckversicherung AG. 3,756
25,955 Hanover Insurance Group, Inc 3,326
1,347,290 Hanwha Life Insurance Co Ltd 1,950
239,414 Harel Insurance Investments & Finances Ltd 2,104
902,878 Hartford Financial Services Group, Inc 55,924
868 e HCI Group, Inc 34
1,092,598 g HDFC Life Insurance Co Ltd 7,087

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
70,875 Helvetia Holding AG. $ 6,641
12,231 * Hippo Holdings, Inc 227
421,550 Hiscox Ltd 4,136
31,151 Horace Mann Educators Corp 1,099
163,192 Hyundai Marine & Fire Insurance Co Ltd 3,322
188,782 iA Financial Corp, Inc 9,593
273,360 g ICICI Lombard General Insurance Co Ltd 3,852
391,631 g ICICI Prudential Life Insurance Co Ltd 2,514
10,220 IDI Insurance Co Ltd 276
3,591,944 Insurance Australia Group Ltd 10,626
225,857 e Intact Financial Corp 31,964
845 Investors Title Co 119
1,082,700 * IRB Brasil Resseguros S 221
27,366 James River Group Holdings Ltd 624
2,188,800 Japan Post Holdings Co Ltd 14,501
149,800 Japan Post Insurance Co Ltd 2,098
1,324,040 Just Retirement Group plc 822
45,748 Kemper Corp 1,888
29,252 Kinsale Capital Group, Inc 7,472
101,853 Korean Reinsurance Co 556
294,842 Lancashire Holdings Ltd 1,627
4,785,236 Legal & General Group plc 11,422
34,494 * Lemonade, Inc 731
2,727,072 Life Insurance Corp of India 20,726
189,038 Lincoln National Corp 8,301
769,758
Linea Directa Aseguradora S.A. Cia de Seguros y
Reaseguros 726
145,239 Loews Corp 7,239
2,497,543 Manulife Financial Corp 39,198
1,040,114 Mapfre S.A. 1,611
10,028 * Markel Corp 10,873
1,441,462 Marsh & McLennan Cos, Inc 215,196
264,778 * Max Financial Services Ltd 2,472
35,807 *,e MBIA, Inc 329
4,214,228 Medibank Pvt Ltd 9,419
30,080 * Menorah Mivtachim Holdings Ltd 576
392,890 Mercuries & Associates Holding Ltd 179
4,347,801 * Mercuries Life Insurance Co Lt 858
115,669 Mercury General Corp 3,287
36,726 Meritz Fire & Marine Insurance Co Ltd 752
3,226,833 Metlife, Inc 196,127
497,497 Migdal Insurance Holdings Ltd 661
61,500 Mirae Asset Life Insurance Co Ltd 113
1,439,441 Momentum Metropolitan Holdings 1,330
324,026 MS&AD Insurance Group Holdings Inc 8,581
64,033 Muenchener Rueckver AG. 15,414
1,642 National Western Life Group, Inc 280
181,365 New China Life Insurance Co Ltd - A 687
1,177,265 New China Life insurance Co Ltd - H 2,242
6,984 * NI Holdings, Inc 93
559,347 nib holdings Ltd 2,688
342,739 NN Group NV 13,330
5,463,190 e Old Mutual Ltd 2,936
398,018 Old Republic International Corp 8,331
307,364 *,e Oscar Health, Inc 1,534
26,514 * Palomar Holdings, Inc 2,220
168,615 * PB Fintech Ltd 970
11,720,388 People's Insurance Co Group of China Ltd 3,396
977,715 People's Insurance Co Group of China Ltd (Class A) 689
805,155 Phoenix Group Holdings plc 4,689
182,597 Phoenix Holdings Ltd 1,728

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
9,265,556 PICC Property & Casualty Co Ltd $ 9,581
7,301,476 Ping An Insurance Group Co of China Ltd 36,426
5,642,759 Ping An Insurance Group Co of China Ltd (Class A) 32,946
57,105 g Poste Italiane S.p.A 431
718,968 Power Corp Of Canada 16,203
660,232 Powszechny Zaklad Ubezpieczen S.A. 3,063
89,455 Primerica, Inc 11,043
179,329 Principal Financial Group 12,939
40,158 ProAssurance Corp 783
619,423 Progressive Corp 71,983
88,846 Protector Forsikring ASA 917
273,087 Prudential Financial, Inc 23,425
1,266,875 Prudential plc 12,400
14,952,900 PT Panin Life Tbk 481
2,027,396 Qatar Insurance Co SAQ 1,310
1,982,081 QBE Insurance Group Ltd 14,706
242,700 e Qualitas Controladora SAB de C.V. 1,001
919,637 Rand Merchant Investment Holdings Ltd 1,488
48,653 Reinsurance Group of America, Inc (Class A) 6,121
61,229 RenaissanceRe Holdings Ltd 8,596
5,534 RLI Corp 567
6,912 *,e Root, Inc 54
75,617 * Ryan Specialty Group Holdings, Inc 3,072
306,521 g Sabre Insurance Group plc 332
10,791 Safety Insurance Group, Inc 880
137,711 *,e Saga plc 136
332,940 Sampo Oyj (A Shares) 14,214
36,152 Samsung Fire & Marine Insurance Co Ltd 4,624
90,955 Samsung Life Insurance Co Ltd 3,940
2,022,422 Sanlam Ltd 5,721
55,564 e Santam Ltd 763
507,714 g SBI Life Insurance Co Ltd 7,759
191,037 SCOR SE 2,762
45,384 Selective Insurance Group, Inc 3,694
110,766 * Selectquote, Inc 81
15,275,866 Shin Kong Financial Holding Co Ltd 3,932
211,000 Shinkong Insurance Co Ltd 323
68,653 * SiriusPoint Ltd 340
988,120 Sompo Holdings, Inc 39,536
1,188,644 Steadfast Group Ltd 3,534
20,001 Stewart Information Services Corp 873
804,755 Storebrand ASA 5,571
341,800 Sul America S.A. 1,398
759,814 Sun Life Financial, Inc 30,214
1,779,611 Suncorp-Metway Ltd 11,484
19,525 Swiss Life Holding 8,626
44,420 Swiss Re Ltd 3,276
294,500 Syarikat Takaful Malaysia BHD 209
1,538,365 T&D Holdings, Inc 14,622
26,619 Tiptree Inc 286
2,254,797 Tokio Marine Holdings, Inc 40,075
53,554 Tongyang Life Insurance Co Ltd 179
94,986 Topdanmark AS 4,450
449,600 TQM Corp PCL 463
192,165 Travelers Cos, Inc 29,440
39,079 * Trean Insurance Group, Inc 133
50,302 * Trisura Group Ltd 1,217
5,685 *,e Trupanion, Inc 338
55,265 Tryg A.S. 1,141
474,705 Unipol Gruppo Finanziario S.p.A 1,844
147,082 Uniqa Versicherungen AG. 868

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
16,736 United Fire Group Inc $ 481
18,567 Universal Insurance Holdings, Inc 183
162,470 Unum Group 6,304
58,770
Vienna Insurance Group AG Wiener Versicherung
Gruppe 1,196
313,233 W.R. Berkley Corp 20,229
4,051 White Mountains Insurance Group Ltd 5,279
91,268 Willis Towers Watson plc 18,339
41,881 Wuestenrot & Wuerttembergische AG. 558
530,105 *,e,g ZhongAn Online P&C Insurance Co Ltd 1,181
396,456 Zurich Insurance Group AG 158,047
TOTAL INSURANCE 2,825,558
MATERIALS - 4.9%
335,049 e 29Metals Ltd 484
5,494 *,e 5E Advanced Materials, Inc 56
305,452 * 5E Advanced Materials, Inc 397
239,371 Aarti Industries 2,180
245,945 Acerinox S.A. 1,956
8,822,400 * ADARO MINERALS INDONESIA TBK PT 1,037
95,738 ADEKA Corp 1,429
436,662 Adelaide Brighton Ltd 515
45,110 Advanced Enzyme Technologies Ltd 149
9,079 Advanced Nano Products Co Ltd 500
145,692 Advanced Petrochemical Co 1,723
14,684 AdvanSix, Inc 471
126,178 Aeci Ltd 601
106,264 e African Rainbow Minerals Ltd 1,436
573,938 e Agnico-Eagle Mines Ltd 24,248
61,352 Aica Kogyo Co Ltd 1,329
629,801 Air Liquide 71,986
273,594 Air Products & Chemicals, Inc 63,674
225,300 Air Water, Inc 2,661
21,641 e AirBoss of America Corp 131
7,443 Akzo Nobel India Ltd 201
197,489 Akzo Nobel NV 11,192
478,600 e Alamos Gold, Inc 3,548
102,712 Albemarle Corp 27,161
265,498 Alcoa Corp 8,937
107,928 e Algoma Steel Group, Inc 695
447,307 * Alkane Resources Ltd 195
17,182 Alkyl Amines Chemicals 602
18,016 * Allegheny Technologies, Inc 479
43,000 Allied Supreme Corp 448
698,847 * Allkem Ltd 6,180
32,499 Alpha Metallurgical Resources, Inc 4,447
47,444 Altius Minerals Corp 665
83,619 Altri SGPS S.A. 422
40,042 Alujain Corp 515
2,982,315 e Alumina Ltd 2,414
5,139,964 Aluminum Corp of China Ltd 1,662
929,287 Aluminum Corp of China Ltd (Class A) 539
679,454 Ambuja Cements Ltd 4,285
62,200 Amcor plc 667
62,720 American Vanguard Corp 1,173
47,017 AMG Advanced Metallurgical Group NV 1,057
79,066 *,e Amyris, Inc 231
61,166 Anglo American Platinum Ltd 4,338
1,493,647 Anglo American plc 44,848
462,257 AngloGold Ashanti Ltd 6,315
1,093,151 e AngloGold Ashanti Ltd (ADR) 15,107

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
5,064,065 Anhui Conch Cement Co Ltd $ 16,006
202,945 Anhui Conch Cement Co Ltd (Class A) 821
17,420 Anhui Honglu Steel Construction Group Co Ltd 81
420,487 Antofagasta plc 5,153
62,630 APERAM 1,478
168,555 APL Apollo Tubes Ltd 2,133
2,764 Aptargroup, Inc 263
59,669 Arabian Cement Co 564
563,492 ArcelorMittal 11,213
79,819 * Arconic Corp 1,360
21,277 †,e Ardagh Group S.A. 257
123,624 e Ardagh Metal Packaging S.A. 598
928,286 * Argonaut Gold, Inc 282
63,423 Arkema 4,622
91,534 e Asahi Holdings, Inc 1,286
809,440 Asahi Kasei Corp 5,364
39,875 Ashland Global Holdings, Inc 3,787
586,000 Asia Cement China Holdings Corp 240
1,604,044 Asia Cement Corp 1,986
438,000 Asia Polymer 389
435,373 Asian Paints Ltd 17,799
58,800 *
Asia-Potash International Investment Guangzhou Co
Ltd 242
201,753 * Aspen Aerogels, Inc 1,860
85,606 Associated Cement Co Ltd 2,531
135,355 Atalaya Mining plc 289
17,232 Atul Ltd 1,901
37,894 Aurubis AG. 1,978
152,610 *,e Australian Strategic Materials Ltd 227
229,136 Avery Dennison Corp 37,280
338,684 Avient Corp 10,262
3,056,195 *,†,e AVZ Minerals Ltd 1,525
1,024,322 * Axalta Coating Systems Ltd 21,572
107,051 * Aya Gold & Silver, Inc 621
1,288,490 B2Gold Corp 4,142
12,728 Balaji Amines Ltd 492
38,381 Balchem Corp 4,666
234,157 Ball Corp 11,314
1,685,285 Baoshan Iron & Steel Co Ltd 1,247
2,284,640 Barrick Gold Corp 35,410
10,963 BASF India Ltd 400
1,002,247 BASF SE 38,465
16,049 Bayer CropScience Ltd 961
759,600 BBMG Corp 266
31,700 Beijing Easpring Material Technology Co Ltd 293
44,436 Bekaert S.A. 1,119
1,155,901 * Bellevue Gold Ltd 549
267,667 Berger Paints India Ltd 2,020
4,935,800 Berkah Beton Sadaya Tbk PT 1,313
12,388 * Berry Global Group, Inc 576
57,374 BEWi ASA 246
6,640,830 BHP Billiton Ltd 165,079
440,103 Billerud AB 5,167
4,000 *,†,e Bio On S.p.A. 0 ^
28,588 Birla Corp Ltd 334
722,525 BlueScope Steel Ltd 7,017
361,453 Boliden AB 11,167
472,259 e Boral Ltd 805
111,041 Borregaard ASA 1,311
501,394 Boubyan Petrochemicals Co KSCP 1,343
309,200 Bradespar S.A. 1,362

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
47,100 Bradespar S.A. $ 194
204,400 Braskem S.A. 994
1,833,041 Breedon Group plc 1,084
92,778 Brickworks Ltd 1,278
117,650 Buzzi Unicem S.p.A. 1,664
13,100 * C Uyemura & Co Ltd 549
8,230 Cabot Corp 526
413,681 * Calibre Mining Corp 285
339,503 * Calix Ltd 1,253
75,746 * Canfor Corp 1,103
80,686 CAP S.A. 522
339,478 * Capricorn Metals Ltd 650
436,157 *,e Capstone Copper Corp 1,029
126,513 Carborundum Universal Ltd 1,387
36,169 Carpenter Technology Corp 1,126
86,952 e Cascades, Inc 506
610,914 Castrol India Ltd 844
185,049 CCL Industries 8,970
76,324 Celanese Corp (Series A) 6,895
61,345 Cementir Holding NV 334
529,128 Cementos Argos S.A. 388
17,549,230 *,e Cemex S.A. de C.V. 6,047
3,243,980 Centamin plc 3,254
267,815 Centerra Gold, Inc 1,179
210,342 Central Asia Metals plc 510
8,694 * Century Aluminum Co 46
205,000 Century Iron & Steel Industrial Co Ltd 404
62,863 Century Plyboards India Ltd 487
103,566 Century Textile & Industries Ltd 1,022
184,032 CF Industries Holdings, Inc 17,713
387,667 * Chalice Gold Mines Ltd 970
279,241 Chambal Fertilizers & Chemicals Ltd 1,088
432,264 Champion Iron Ltd 1,343
4,735 Chase Corp 396
149,048 Chemours Co 3,674
81,624 * Chemplast Sanmar Ltd 418
1,019,000 Cheng Loong Corp 852
165,800 Chengtun Mining Group Co Ltd 151
54,200 Chengxin Lithium Group Co Ltd 356
545,000 Chia Hsin Cement Corp 289
95,862 * Chifeng Jilong Gold Mining Co Ltd 275
4,858,000 China BlueChemical Ltd 1,004
406,000 China General Plastics Corp 261
2,859,605 China Hongqiao Group Ltd 2,341
201,429 China Jushi Co Ltd 373
1,320,000 China Manmade Fibers Corp 337
328,000 China Metal Products 303
57,900 China Minmetals Rare Earth Co Ltd 214
4,264,614 China Molybdenum Co Ltd 1,656
719,044 China Molybdenum Co Ltd (Class A) 477
4,660,276 China National Building Material Co Ltd 3,548
1,587,000 e China Nonferrous Mining Corp Ltd 600
249,529 China Northern Rare Earth Group High-Tech Co Ltd 930
1,444,000 China Oriental Group Co Ltd 231
4,350,000 China Petrochemical Development Corp 1,300
1,874,248 China Resources Cement Holdings Ltd 866
185,000 China Steel Chemical Corp 618
13,432,181 China Steel Corp 11,261
2,321,000 China XLX Fertiliser Ltd 1,161
4,462,240 *,†,e China Zhongwang Holdings Ltd 6
114,077 Chr Hansen Holding A/S 5,619

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
46,678 e Chugoku Marine Paints Ltd $ 287
512,000 Chun Yuan Steel 236
5,460 Chunbo Co Ltd 670
1,032,000 Chung Hung Steel Corp 682
455,000 Chung Hwa Pulp Corp 226
179,800 Cia Brasileira de Aluminio 381
234,922 e Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,581
43,500 Cia Ferro Ligas da Bahia - FERBASA 419
728,250 Cia Siderurgica Nacional S.A. 1,717
56,063 * Ciech S.A. 358
80,320 City Cement Co 452
235,224 Clariant AG. 3,757
30,573 Clean Science & Technology Ltd 655
12,251 * Clearwater Paper Corp 461
471,125 * Cleveland-Cliffs, Inc 6,346
22,500 CNGR Advanced Material Co Ltd 263
215,180 CNNC Hua Yuan Titanium Dioxide Co Ltd 209
208,071 * Coeur Mining, Inc 712
80,227 Commercial Metals Co 2,846
86,132 * Companhia Vale do Rio Doce 6
4,378 Compass Minerals International, Inc 169
651,762 * Constellium SE 6,609
296,867 *,e Copper Mountain Mining Corp 331
72,330 Corbion NV 1,799
1,775,206 *,e Core Lithium Ltd 1,250
155,302 Coromandel International Ltd 1,890
2,925,438 g Coronado Global Resources, Inc 3,266
3,565,532 Corteva, Inc 203,770
64,932 Corticeira Amorim SGPS S.A. 579
207,594 g Covestro AG. 5,935
1,461,644 CRH plc 46,995
151,601 Croda International plc 10,828
2,535,466 Crown Holdings, Inc 205,449
1 * Cryptyde, Inc 0 ^
641,083 CSR Ltd 1,827
2,758,900 D&L Industries Inc 315
314,700 Daicel Chemical Industries Ltd 1,853
30,931 Daido Steel Co Ltd 752
32,100 Daiken Corp 405
26,300 e Daiki Aluminium Industry Co Ltd 213
117,999 e Daio Paper Corp 947
57,600 *,e Dakota Gold Corp 176
104,521 Dalmia Bharat Ltd 2,044
74,563 *,e Danimer Scientific, Inc 220
1,453,552 *,e De Grey Mining Ltd 960
88,830 Deepak Fertilizers & Petrochemicals Corp Ltd 949
99,595 Deepak Nitrite Ltd 2,469
92,049 Denki Kagaku Kogyo KK 2,024
517,071 Deterra Royalties Ltd 1,329
412,700 Dexco S.A. 715
128,611 * DGL Group Ltd 123
93,201 DIC Corp 1,556
13,201 * Diversey Holdings Ltd 64
58,300 Do-Fluoride New Materials Co Ltd 294
28,649 Dongbu Steel Co Ltd 164
36,716 Dongjin Semichem Co Ltd 669
77,085 Dongkuk Steel Mill Co Ltd 574
5,728 * Dongwha Enterprise Co Ltd 244
9,743 Dongwon Systems Corp 309
1,677,000 Dongyue Group 1,662
3,386 * Dottikon Es Holding AG. 678

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
570,717 Dow, Inc $ 25,072
63,979 Dowa Holdings Co Ltd 2,294
744,264 DRDGOLD Ltd 407
2,431,972 DS Smith plc 6,878
188,691 DSM NV 21,471
230,397 Dundee Precious Metals, Inc 1,024
2,965,117 DuPont de Nemours, Inc 149,442
47,498 Eagle Materials, Inc 5,091
960,500 Eastern Polymer Group PCL 252
52,494 Eastern Province Cement Co 622
8,525 Eastman Chemical Co 606
63,075 Ecolab, Inc 9,109
1,478,000 E-Commodities Holdings Ltd 307
22,326 Ecopro Co Ltd 1,774
110,937 EID Parry India Ltd 812
240,859 * Eldorado Gold Corp 1,456
394,755 Element Solutions, Inc 6,423
712,100 * Elementis plc 712
270,136 g Elkem ASA 868
155,600 e Elopak ASA 278
1,252,141 Empresas CMPC S.A. 1,906
7,605 e EMS-Chemie Holding AG. 4,801
233,402 Ence Energia y Celulosa S.A. 695
6,665 * Enchem Co Ltd 306
204,561 * Endeavour Silver Corp 616
344,900 *,e Equinox Gold Corp 1,251
28,496 e Eramet 2,243
1,557,430 Eregli Demir ve Celik Fabrikalari TAS 2,429
92,655 *,e ERO Copper Corp 1,024
122,091 Essel Propack Ltd 263
361,727 Essentra plc 730
1,043,000 Eternal Chemical Co Ltd 989
230,000 EVERGREEN Steel Corp 385
663,000 Everlight Chemical Industrial Corp 376
1,972,703 Evolution Mining Ltd 2,574
225,072 Evonik Industries AG. 3,769
680,000 Feng Hsin Iron & Steel Co 1,277
359,479 Ferrexpo plc 480
102,225 *,e Filo Mining Corp 1,228
9,104 Fine Organic Industries Ltd 777
295,161 Finolex Industries Ltd 493
1,286,478 *,†,e Firefinch Ltd 165
212,000 First Copper Technology Co Ltd 145
280,942 e First Majestic Silver Corp 2,148
725,879 First Quantum Minerals Ltd 12,323
74,056 FMC Corp 7,828
60,824 Foosung Co Ltd 496
4,048,139 Formosa Chemicals & Fibre Corp 8,781
4,767,019 Formosa Plastics Corp 12,976
276,552 g Forterra plc 723
1,755,975 Fortescue Metals Group Ltd 18,851
351,842 *,e Fortuna Silver Mines, Inc 881
56,720 e FP Corp 1,391
235,823 Franco-Nevada Corp 28,169
1,581,189 Freeport-McMoRan, Inc (Class B) 43,214
89,737 FUCHS PETROLUB SE 2,272
1,831,000 Fufeng Group Ltd 934
49,877 Fuji Seal International, Inc 528
39,175 Fujimi, Inc 1,635
18,230 Fujimori Kogyo Co Ltd 406
8,250,676 Fushan International Energy Group Ltd 2,391

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
50,800 Fuso Chemical Co Ltd $ 1,092
22,436 FutureFuel Corp 136
11,151 Galaxy Surfactants Ltd 410
425,480 g Ganfeng Lithium Co Ltd 2,811
111,440 Ganfeng Lithium Co Ltd 1,171
392,679 GEM Co Ltd 407
1,279,210 Gerdau S.A. (Preference) 5,796
80,678 GHCL Ltd 640
671,258 *,e Ginkgo Bioworks Holdings, Inc 2,094
13,613 Givaudan S.A. 41,125
37,390 Glatfelter Corp 116
18,263,806 Glencore Xstrata plc 95,977
54,861 Godawari Power and Ispat Ltd 186
318,045 * GoGold Resources, Inc 364
997,216 Gold Fields Ltd 8,043
1,226,189 e Gold Road Resources Ltd 998
1,070,000 Goldsun Development & Construction Co Ltd 806
1,041,000 Grand Pacific Petrochemical 572
619,445 e Grange Resources Ltd 278
128,318 Granges AB 823
1,461,936 Graphic Packaging Holding Co 28,859
294,795 Grasim Industries Ltd 6,036
605,755 *,† Great Basin Gold Ltd 4
4,805,166 *,e Greatland Gold plc 389
1,004,000 Greatview Aseptic Packaging Co 142
61,224 Greenpanel Industries Ltd 318
17,229 Greif, Inc (Class A) 1,026
3,902 Greif, Inc (Class B) 237
8,450 Groupe Guillin 139
112,591 * Grupa Azoty S.A. 762
360,935 Grupo Argos S.A. 768
204,600 e Grupo Cementos de Chihuahua SAB de C.V. 1,226
3,514,838 e Grupo Mexico S.A. de C.V. (Series B) 11,889
130,724 Guangzhou Tinci Materials Technology Co Ltd 808
61,155 * Gubre Fabrikalari TAS 417
26,189 Gujarat Alkalies & Chemicals Ltd 271
32,826 Gujarat Fluorochemicals Ltd 1,582
121,370 Gujarat Narmada Valley Fertilizers Co Ltd 949
361,275 Gujarat State Fertilisers & Chemicals Ltd 576
4,008 e Gurit Holding AG. 292
12,404 H.B. Fuller Co 746
69,500 Hangzhou Oxygen Plant Group Co Ltd 335
25,394 Hanil Cement Co Ltd 199
11,058 Hansol Chemical Co Ltd 1,293
130,121 * Hanwha Chemical Corp 4,239
595,982 Harmony Gold Mining Co Ltd 1,405
7,099 Hawkins, Inc 277
9,596 Haynes International, Inc 337
644,206 Hecla Mining Co 2,538
1,017,798 e HeidelbergCement AG. 40,207
67,346 HeidelbergCement India Ltd 156
474,596 * Hektas Ticaret TAS 1,487
190,200 Henan Shenhuo Coal & Power Co Ltd 449
394,169 Hengli Petrochemical Co Ltd 935
354,294 Hengyi Petrochemical Co Ltd 385
1,370,916 Hesteel Co Ltd 434
340,162 Hexpol AB 2,790
96,587 Hill & Smith Holdings plc 976
1,525,777 Hindalco Industries Ltd 7,232
257,378 Hindustan Copper Ltd 335
155,890 * Hitachi Metals Ltd 2,345

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
372,197 Hochschild Mining plc $ 243
149,329 e Hokuetsu Paper Mills Ltd 778
78,933 Holcim Ltd 3,235
100,378 Holmen AB 3,809
20,777 Honam Petrochemical Corp 2,071
32,200 Hoshine Silicon Industry Co Ltd 496
258,000 Hsin Kuang Steel Co Ltd 275
1,165,000 e Huabao International Holdings Ltd 537
303,500 Huafon Chemical Co Ltd 279
213,700 Huaibei Mining Holdings Co Ltd 506
57,901 Huaxin Cement Co Ltd 136
82,700 Hubei Xingfa Chemicals Group Co Ltd 387
21,777 Huchems Fine Chemical Corp 285
267,475 e HudBay Minerals, Inc 1,077
118,200 e Huhtamaki Oyj 3,759
587,811 Hunan Valin Steel Co Ltd 337
9,156 Huntsman Corp 225
21,676 * Hycroft Mining Holding Corp 13
3,210 Hyosung Advanced Materials Corp 680
3,151 * Hyosung Chemical Corp 249
3,143 Hyosung TNC Co Ltd 563
40,851 Hyundai Development Co 168
99,318 Hyundai Steel Co 1,929
247,744 * i-80 Gold Corp 438
548,455 *,e IAMGOLD Corp 592
494,240 g Ibstock plc 901
926,838 Iluka Resources Ltd 5,366
61,139 IMCD Group NV 7,249
425,506 Imdex Ltd 483
40,258 Imerys S.A. 1,214
958,021 e Impala Platinum Holdings Ltd 8,907
3,585,263 Incitec Pivot Ltd 8,152
830,575 Independence Group NL 7,306
170,523 India Cements Ltd 559
9,864 Indigo Paints Ltd 181
1,797,704 Indorama Ventures PCL 1,845
151,811 e Industrias Penoles S.A. de C.V. 1,476
86,452 * Ingevity Corp 5,242
3,142,018 Inner Mongolia BaoTou Steel Union Co Ltd 812
84,560 Inner Mongolia ERDOS Resources Co Ltd 180
583,988
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 322
216,700 Inner Mongolia Yuan Xing Energy Co Ltd 226
58,436 Innospec, Inc 5,006
166,131 * Interfor Corp 2,908
810,000 International CSRC Investment Holdings Co 493
616,082 International Flavors & Fragrances, Inc 55,959
32,856 International Paper Co 1,042
8,320 * Intrepid Potash, Inc 329
3,920,199 * ioneer Ltd 1,576
787,681 Israel Chemicals Ltd 6,313
10,379 Israel Corp Ltd 3,984
6,240 *,e Ivanhoe Electric, Inc 52
945,335 * Ivanhoe Mines Ltd 6,084
445,504 James Hardie Industries NV 8,751
73,745 * Jastrzebska Spolka Weglowa S.A. 488
23,500 JCU Corp 477
1,556,526 * Jervois Global Ltd 511
355,420 JFE Holdings, Inc 3,300
13,300 Jiangsu Yangnong Chemical Co Ltd 187
32,600 Jiangsu Yoke Technology Co Ltd 281

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,521,115 Jiangxi Copper Co Ltd $ 1,755
186,509 Jiangxi Copper Co Ltd (Class A) 399
3,803,000 e Jinchuan Group International Resources Co Ltd 367
91,947 * Jindal Stainless Hisar Ltd 274
720,029 Jindal Steel & Power Ltd 3,753
42,811 JK Cement Ltd 1,374
58,589 JK Lakshmi Cement Ltd 418
102,201 JK Paper Ltd 472
196,796 Johnson Matthey plc 3,973
212,576 * JSL Ltd 324
211,764 JSR Corp 4,016
814,187 JSW Steel Ltd 6,278
91,769 Jubilant Ingrevia Ltd 576
354,739 K&S AG. 6,718
258,352 * K92 Mining, Inc 1,478
2,085 Kaiser Aluminum Corp 128
58,315 Kaneka Corp 1,456
172,600 Kansai Nerolac Paints Ltd 1,037
216,400 e Kansai Paint Co Ltd 3,068
117,100 Kanto Denka Kogyo Co Ltd 747
862,256
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS
(Class D) 553
186,845 * Karora Resources, Inc 386
5,320 KCC Corp 851
15,600 KeePer Technical Laboratory Co Ltd 402
133,997 Kemira Oyj 1,485
153,824 KGHM Polska Miedz S.A. 2,686
40,600 KH Neochem Co Ltd 743
224,425 Kingfa Sci & Tech Co Ltd 295
1,593,116 e Kinross Gold Corp 5,997
861,338 Klabin S.A. 2,898
669,700 Kobe Steel Ltd 2,685
21,694 Kolon Industries, Inc 634
34,458 Konishi Co Ltd 370
16,133 Koppers Holdings, Inc 335
12,899 Korea Kumho Petrochemical 1,033
4,667 Korea Petrochemical Ind Co Ltd 334
9,884 Korea Zinc Co Ltd 4,087
53,577 Koza Altin Isletmeleri AS 526
310,987 * Koza Anadolu Metal Madencilik Isletmeleri AS 446
19,900 Kronos Worldwide, Inc 186
95,073 * Kuk-il Paper Manufacturing Co Ltd 133
72,795 Kumba Iron Ore Ltd 1,544
91,148 Kumiai Chemical Industry Co Ltd 643
390,200 Kuraray Co Ltd 2,728
19,000 Kureha CORP 1,165
22,716 Kyoei Steel Ltd 217
70,563 e Labrador Iron Ore Royalty Corp 1,477
1,403,898 *,e Lake Resources NL 792
99,185 Lanxess AG. 2,886
47,283 * Largo, Inc 249
89,041 Laxmi Organic Industries Ltd 368
1,588,000 Lee & Man Paper Manufacturing Ltd 510
16,013 e Lenzing AG. 869
1,003,349 * Leo Lithium Ltd 351
87,904 LG Chem Ltd 32,457
8,662 LG Chem Ltd (Preference) 1,509
28,230 Linde India Ltd 1,142
1,269,809 Linde plc 342,328
426,180 Linde plc (Xetra) 115,381
52,500 Lintec Corp 807

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,000,376 * Liontown Resources Ltd $ 1,886
129,928 *,e Lithium Americas Corp 3,410
190,616 *,e Livent Corp 5,842
101,941 Lloyds Metals & Energy Ltd 223
173,154 Lomon Billions Group Co Ltd 383
817,000 Long Chen Paper Co Ltd 375
1,864,076 g Lotte Chemical Titan Holding BHD 539
69,964 Louisiana-Pacific Corp 3,581
397,852 * LSB Industries, Inc 5,669
99,542 Lundin Gold, Inc 692
809,825 Lundin Mining Corp 4,092
163,500 Luxi Chemical Group Co Ltd 298
1,487,486 * Lynas Corp Ltd 7,173
46,934 e LyondellBasell Industries NV 3,533
531,200 Maanshan Iron & Steel Co Ltd (Class A) 201
123,886 Madras Cements Ltd 1,143
20,933 Maeda Kosen Co Ltd 456
106,733 *,e MAG. Silver Corp 1,336
89,542 * Major Drilling Group International 539
263,308 Marshalls plc 860
16,961 Martin Marietta Materials, Inc 5,463
71,700 Maruichi Steel Tube Ltd 1,468
90,221 Materion Corp 7,218
81,471 e Maverix Metals, Inc 271
13,566,476 * Merdeka Copper Gold Tbk PT 3,492
4,756,671 Mesaieed Petrochemical Holding Co 3,044
1,500,900 Metalurgica Gerdau S.A. 2,947
72,689 Methanex Corp 2,315
38,440 * Methanol Chemicals Co 327
27,879 Middle East Paper Co 398
432,648 * Mincor Resources NL 506
383,542 Mineral Resources Ltd 16,099
24,713 Minerals Technologies, Inc 1,221
16,864 Miquel y Costas & Miquel S.A. 192
104,057 Misr Fertilizers Production Co SAE 556
11,800 e Mitani Sekisan Co Ltd 283
1,270,405 Mitsubishi Chemical Holdings Corp 5,820
193,000 Mitsubishi Gas Chemical Co, Inc 2,538
143,200 Mitsubishi Materials Corp 1,967
140,562 Mitsui Chemicals, Inc 2,740
64,764 Mitsui Mining & Smelting Co Ltd 1,359
1,954 Miwon Commercial Co Ltd 228
3,792,000 * MMG Ltd 902
518,658 Mondi plc 7,968
12,981 *,† Mongolian Metals Corporation 0
100,946 Mosaic Co 4,879
742,707 Mount Gibson Iron Ltd 194
175,640 *,e MP Materials Corp 4,795
217,774 M-real Oyj (B Shares) 1,583
125,699 Myers Industries, Inc 2,070
98,902 Mytilineos Holdings S.A. 1,351
100,121 Najran Cement Co 336
26,509 Namhae Chemical Corp 151
64,000 Nan Pao Resins Chemical Co Ltd 280
5,493,887 Nan Ya Plastics Corp 11,528
322,400 e Nanofilm Technologies International Ltd 468
150,995 *,e NanoXplore, Inc 351
311,000 Nantex Industry Co Ltd 350
1,712,078 National Aluminium Co Ltd 1,483
361,620 * National Industrialization Co 1,291
40,699 Navin Fluorine International Ltd 2,236

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
558,503 * Neometals Ltd $ 401
778,230 * New Gold, Inc 693
102,218 * New Pacific Metals Corp 214
932,223 Newcrest Mining Ltd 10,235
4,795 NewMarket Corp 1,442
733,458 Newmont Goldcorp Corp 30,827
1,271,045 Nickel Mines Ltd 642
145,281 Nihon Parkerizing Co Ltd 936
2,310,151 Nine Dragons Paper Holdings Ltd 1,433
149,900 Ningbo Shanshan Co Ltd 437
444,606 Ningxia Baofeng Energy Group Co Ltd 833
156,866 Nippon Kayaku Co Ltd 1,256
217,203 Nippon Light Metal Holdings Co Ltd 2,173
587,190 Nippon Paint Co Ltd 3,966
117,680 Nippon Paper Industries Co Ltd 765
39,728 Nippon Shokubai Co Ltd 1,484
26,584 Nippon Soda Co Ltd 809
903,550 Nippon Steel Corp 12,540
92,931 Nissan Chemical Industries Ltd 4,152
14,014 Nittetsu Mining Co Ltd 267
141,425 Nitto Denko Corp 7,658
141,252 NOCIL Ltd 436
142,682 NOF Corp 5,154
1,847,518 Norsk Hydro ASA 9,914
366,922 * Northam Platinum Holdings Ltd 3,179
105,481 Northern Region Cement Co 313
1,230,588 Northern Star Resources Ltd 6,162
39,149 * Novagold Resources Inc 184
283,219 * Novagold Resources, Inc 1,337
219,783 Novozymes AS 11,045
219,610 Nucor Corp 23,496
1,154,210 Nufarm Ltd 3,699
72,294 Nuh Cimento Sanayi AS. 262
1,034,228 Nutrien Ltd 86,251
128,562 Nutrien Ltd 10,720
109,674 * Nuvoco Vistas Corp Ltd 551
850,703 * OceanaGold Corp 1,386
23,168 OCI Co Ltd 1,454
283,471 OCI NV 10,378
256,276 * O-I Glass, Inc 3,319
491,578 OJI Paper Co Ltd 1,824
10,800 Okamoto Industries, Inc 265
173,847 Olin Corp 7,455
7,780 Olympic Steel, Inc 177
555,082 Omnia Holdings Ltd 2,064
1,151,948 Orbia Advance Corp SAB de C.V. 1,932
571,512 Orica Ltd 4,866
611,000 Oriental Union Chemical Corp 333
39,787 * Origin Materials, Inc 205
201,978 e Orion Engineered Carbons SA 2,696
236,384 * Orla Mining Ltd 772
1,055,828 Orora Ltd 2,035
16,800 Osaka Organic Chemical Industry Ltd 236
23,100 Osaka Soda Co Ltd 607
201,153 e Osisko Gold Royalties Ltd 2,049
356,519 * Osisko Mining, Inc 798
439,720 e Outokumpu Oyj 1,506
406,935 Oxiana Ltd 6,732
403,150 * Oyak Cimento Fabrikalari AS 295
62,500 Pacific Metals Co Ltd 940
316,570 Packaging Corp of America 35,548

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
229,617 Pact Group Holdings Ltd $ 198
115,997 Pactiv Evergreen, Inc 1,013
2,420,901 Pan African Resources plc 474
259,311 Pan American Silver Corp (Toronto) 4,122
668,166 * Pangang Group Vanadium Titanium & Resources Co Ltd 434
242,208 PCBL Ltd 379
1,517,979 Perenti Global Ltd 893
91,256 *,e Perimeter Solutions S.A. 731
3,450,867 Perseus Mining Ltd 3,357
1,211,328 * Petkim Petrokimya Holding 813
2,778,815 Petronas Chemicals Group BHD 4,997
17,413 PI Advanced Materials Co Ltd 359
87,361 PI Industries Ltd 3,201
169,852 Pidilite Industries Ltd 5,582
9,954 * Piedmont Lithium, Inc 532
2,901,698 * Pilbara Minerals Ltd 8,372
16,748 * PolyMet Mining Corp 48
20,393 Polyplex Corp Ltd 491
591 †,e Polyus PJSC (GDR) 0 ^
22,252 Poongsan Corp 375
248,238 Portucel Empresa Produtora de Pasta e Papel S.A. 846
90,836 POSCO 13,250
29,972 POSCO Refractories & Environment Co Ltd 3,101
1,439,203 PPG Industries, Inc 159,305
457,750 * PQ Group Holdings, Inc 3,863
4,047,168 Press Metal BHD 3,505
126,676 * Prism Cement Ltd 204
9,028 Privi Speciality Chemicals Ltd 160
8,941,700 PT Aneka Tambang Tbk 1,133
32,363,597 PT Barito Pacific Tbk 1,685
2,948,597 PT Indah Kiat Pulp and Paper Corp Tbk 1,742
1,548,600 PT Indocement Tunggal Prakarsa Tbk 963
1,700,700 PT Pabrik Kertas Tjiwi Kimia Tbk 821
3,573,789 PT Semen Gresik Persero Tbk 1,748
2,862,200 PT Timah Tbk 250
2,689,900 * PT Vale Indonesia Tbk 1,121
2,964,909 PTT Global Chemical PCL 3,245
27,393 *,e PureCycle Technologies, Inc 221
55,286 Qassim Cement Co 1,139
3,333,089 Qatar Aluminum Manufacturing Co 1,503
391,957 Qatar National Cement Co 496
493,580 Qatari Investors Group 248
376,900 * Qinghai Salt Lake Industry Co Ltd 1,265
4,724 e Quaker Chemical Corp 682
278,115 Rain Commodities Ltd 555
69,861 Rallis India Ltd 180
3,192 e Ramaco Resources, Inc 29
1,032,313 Ramelius Resources Ltd 471
35,769 * Ranpak Holdings Corp 122
475,342 Rashtriya Chemicals & Fertilizers Ltd 545
31,849 Ratnamani Metals & Tubes Ltd 736
51,720 * Rayonier Advanced Materials, Inc 163
23,238 *,e Re:NewCell AB 150
50,406 e Recticel S.A. 661
2,553,125 * Red 5 Ltd 312
902,977 Regis Resources Ltd 900
243,146 Reliance Steel & Aluminum Co 42,407
231,683 Rengo Co Ltd 1,349
33,691 * Resolute Forest Products 674
56,189 * Resolute Forest Products, Inc 1,124
49,247 Rhi Magnesita India Ltd 402

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
31,928 Rhi Magnesita NV $ 597
385,617 Rio Tinto Ltd 23,327
1,694,418 Rio Tinto plc 91,678
75,552 Riyadh Cement Co 641
714,524 Rongsheng Petro Chemical Co Ltd 1,388
12,742 Rossari Biotech Ltd 151
105,936 Royal Bafokeng Platinum Ltd 835
83,565 Royal Gold, Inc 7,840
13,969 RPM International, Inc 1,164
12,058 Ryerson Holding Corp 310
84,938 Sa des Ciments Vicat 1,908
244,542 SABIC Agri-Nutrients Co 10,158
438,095 * Sabina Gold & Silver Corp 346
403,978 Sahara International Petrochemical Co 4,417
49,000 Sakata INX Corp 331
35,549 Salzgitter AG. 673
20,073 Samsung Fine Chemicals Co Ltd 782
41,000 San Fu Chemical Co Ltd 153
495,340 Sandfire Resources NL 1,183
230,643 e Sandstorm Gold Ltd 1,194
14,311 e Sanyo Chemical Industries Ltd 433
22,706 Sanyo Special Steel Co Ltd 293
690,666 *,e Sappi Ltd 1,665
646,358 Sasol Ltd 10,110
967,455 * Saudi Arabian Mining Co 17,689
1,037,391 Saudi Basic Industries Corp 24,277
92,887 Saudi Cement Co 1,283
424,361 Saudi Industrial Investment Group 2,552
850,629 * Saudi Kayan Petrochemical Co 3,058
8,026,874 *,e Sayona Mining Ltd 1,199
1,370,800 SCG Packaging PCL 1,881
1,034,254 *,e Schmolz + Bickenbach AG. 231
29,240 Schnitzer Steel Industries, Inc (Class A) 832
185,722 Schweitzer-Mauduit International, Inc 4,101
878,000 Scientex BHD 656
35,340 e Scotts Miracle-Gro Co (Class A) 1,511
80,090 * Seabridge Gold, Inc 953
16,396 Seah Besteel Corp 184
868,142 Sealed Air Corp 38,641
8,218,300 *,† Sekawan Intipratama Tbk PT 0 ^
17,816 Semapa-Sociedade de Investimento e Gestao 214
78,109 Sensient Technologies Corp 5,416
942,157 Sesa Sterlite Ltd 3,092
1,571,000 Sesoda Corp 2,047
274,968 Shandong Gold Mining Co Ltd - A 666
945,505 e,g Shandong Gold Mining Co Ltd - H 1,504
167,007 Shandong Hualu Hengsheng Chemical Co Ltd 683
888,366 Shandong Nanshan Aluminum Co Ltd 375
88,111 Shandong Sun Paper Industry JSC Ltd 142
593,000 Shanghai Chlor-Alkali Chemical Co Ltd 359
90,964 Shanghai Putailai New Energy Technology Co Ltd 709
326,629 Shanxi Meijin Energy Co Ltd 441
487,363 Shanxi Taigang Stainless Steel Co Ltd 306
35,775 Sharda Cropchem Ltd 193
84,000 Shenghe Resources Holding Co Ltd 178
47,048 Shenzhen Capchem Technology Co Ltd 276
8,300 Shenzhen Dynanonic Co Ltd 328
81,960 Shenzhen Senior Technology Material Co Ltd 230
449,767 Sherwin-Williams Co 92,090
166,000 * Shihlin Paper Corp 273
37,600 Shikoku Chemicals Corp 319

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
431,825 Shin-Etsu Chemical Co Ltd $ 42,732
49,903 Shin-Etsu Polymer Co Ltd 413
1,374,000 Shinkong Synthetic Fibers Corp 718
120,000 Shiny Chemical Industrial Co Ltd 429
214,300 Showa Denko KK 3,046
12,279 Shree Cement Ltd 3,157
922,983 Siam Cement PCL 7,963
86,800 Siam City Cement PCL 351
3,219,732 e Sibanye Stillwater Ltd 7,391
786,100 Sichuan Hebang Biotechnology Co Ltd 355
73,400 Sichuan Yahua Industrial Group Co Ltd 262
411,793 * Sierra Rutile Holdings Ltd 55
303,624 SIG Combibloc Group AG. 6,165
53,218 e Sika AG. 10,696
375,944 Silgan Holdings, Inc 15,805
1,128,517 * Silver Lake Resources Ltd 846
212,202 Silvercorp Metals, Inc 496
175,218 *,e SilverCrest Metals, Inc 973
205,322 Sims Ltd 1,755
1,490,000 Sinofert Holdings Ltd 166
134,000 Sinoma Science & Technology Co Ltd 374
30,120 Sinomine Resource Group Co Ltd 388
872,567 Sinopec Shanghai Petrochemical Co Ltd (Class A) 366
12,692 SK Chemicals Co Ltd 799
26,356 *,g SK IE Technology Co Ltd 952
23,022 SKC Co Ltd 1,330
70,533 *,e Skeena Resources Ltd 330
24,006 Skshu Paint Co Ltd 295
631,679 Smurfit Kappa Group plc 18,066
41,040 e Sociedad Quimica y Minera de Chile S.A. (ADR) 3,724
163,369 Sociedad Quimica y Minera de Chile S.A. (Class B) 15,204
57,603 SOL S.p.A. 884
527,000 Solar Applied Materials Technology Co 493
34,663 Solar Industries India Ltd 1,661
124,787 *,e Solaris Resources, Inc 524
1,385,146 * SolGold plc 234
79,125 Solvay S.A. 6,126
121,319 Sonoco Products Co 6,882
4,643 Soulbrain Co Ltd 571
5,262,392 South32 Ltd 12,492
173,275 Southern Copper Corp 7,770
85,810 Southern Province Cement Co 1,237
166,140 SRF Ltd 5,072
341,791 Ssab Svenskt Stal AB (Series A) 1,505
1,347,536 Ssab Svenskt Stal AB (Series B) 5,743
403,139 e SSR Mining, Inc 5,927
305,481 e SSR Mining, Inc 4,494
1,115,581 St Barbara Ltd 526
3,855,000 * STARK Corp PCL 416
186,587 Steel Dynamics, Inc 13,238
61,007 Stelco Holdings, Inc 1,520
66,306 Stella-Jones, Inc 1,861
32,521 Stepan Co 3,046
2,926 STO AG. 354
614,452 Stora Enso Oyj (R Shares) 7,806
187,266 Straits Trading Co Ltd 317
69,312 Sumitomo Bakelite Co Ltd 1,899
1,465,115 Sumitomo Chemical Co Ltd 5,039
140,194 Sumitomo Chemical India Ltd 863
274,800 Sumitomo Metal Mining Co Ltd 7,875
40,321 Sumitomo Osaka Cement Co Ltd 911

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
605,431 * Summit Materials, Inc $ 14,506
65,670 SunCoke Energy, Inc 382
2,444,500 *,†,e Superb Summit International Group Ltd 3
76,836 Supreme Industries Ltd 2,003
32,193 Supreme Petrochem Ltd 301
9,382,700 Surya Esa Perkasa Tbk PT 610
835,517 Suzano SA 6,893
36,200 Suzhou TA&A Ultra Clean Technology Co Ltd 337
650,235 Svenska Cellulosa AB (B Shares) 8,251
5,902 Sylvamo Corp 200
144,272 Symrise AG. 14,068
751,925 * Syrah Resources Ltd 781
40,400 T Hasegawa Co Ltd 837
181,000 Ta Ann Holdings BHD 126
1,852,620 TA Chen Stainless Pipe 2,191
575 Taekwang Industrial Co Ltd 282
139,800 Taiheiyo Cement Corp 1,974
298,200 Taita Chemical Co Ltd 202
4,296,145 Taiwan Cement Corp 4,575
1,959,000 Taiwan Fertilizer Co Ltd 3,386
359,000 Taiwan Hon Chuan Enterprise Co Ltd 945
42,700 Taiyo Ink Manufacturing Co Ltd 708
124,204 Taiyo Nippon Sanso Corp 1,963
13,755 Takasago International Corp 253
59,814 e Takiron Co Ltd 216
183,300 Tangshan Jidong Cement Co Ltd 216
352,423 *,e Taseko Mines Ltd 403
210,375 Tata Chemicals Ltd 2,836
8,362,495 * Tata Steel Ltd 10,096
705,129 Teck Cominco Ltd 21,445
204,500 Teijin Ltd 1,983
16,600 e Tenma Corp 219
24,274 * Tessenderlo Chemie NV 713
3,810,231 * ThyssenKrupp AG. 16,144
1,688,000 Tiangong International Co Ltd 453
64,900 * Tianqi Lithium Corp 914
286,900 Tianshan Aluminum Group Co Ltd 288
61,300 * Tibet Summit Resources Co Ltd 191
36,519 * TimkenSteel Corp 547
677,000 Tipco Asphalt PCL 296
51,450 Titan Cement International S.A. 545
568,100 TOA Paint Thailand PCL 496
112,703 Toagosei Co Ltd 841
39,824 e Toho Titanium Co Ltd 651
246,929 Tokai Carbon Co Ltd 1,673
15,600 Tokushu Tokai Holdings Co Ltd 318
72,841 Tokuyama Corp 877
38,914 Tokyo Ohka Kogyo Co Ltd 1,624
170,804 Tokyo Steel Manufacturing Co Ltd 1,495
938,000 Ton Yi Industrial Corp 531
183,078 Tongkun Group Co Ltd 347
779,600 Tongling Nonferrous Metals Group Co Ltd 286
1,404,237 Toray Industries, Inc 6,911
248,930 * Torex Gold Resources, Inc 1,797
380,073 Tosoh Corp 4,236
6,200 e Toyo Gosei Co Ltd 271
44,500 Toyo Ink Manufacturing Co Ltd 585
160,500 Toyo Seikan Kaisha Ltd 1,938
95,548 Toyobo Co Ltd 685
5,268,000 TPI Polene PCL 235
89,479 e Transcontinental, Inc 1,042

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
290,910 Transfar Zhilian Co Ltd $ 216
21,696 Tredegar Corp 205
31,546 Trimas Corp 791
28,164 Trinseo plc 516
483,287 Tronox Holdings plc 5,920
652,000 TSRC Corp 532
676,990 Tung Ho Steel Enterprise Corp 1,051
98,281 * Turquoise Hill Resources Ltd 2,910
144,143 UACJ Corp 1,988
252,126 UBE Industries Ltd 3,368
116,021 Ultra Tech Cement Ltd 8,875
222,595 e Umicore S.A. 6,535
155,060 Uniao de Industrias Petroquimicas S.A. 2,759
5,818 Unid Co Ltd 336
611 United States Lime & Minerals, Inc 62
224,504 United States Steel Corp 4,068
512,000 Universal Cement Corp 330
912,000 UPC Technology Corp 350
564,835 UPL Ltd 4,633
611,715 UPM-Kymmene Oyj 19,412
155,384 Usha Martin Ltd 231
871,000 USI Corp 561
6,839,583 Vale S.A. 91,341
2,008 Valhi, Inc 51
321,504 Valvoline, Inc 8,147
89,484 g Verallia S.A. 2,012
14,065 e Vetropack Holding AG. 415
53,989 *,e Victoria Gold Corp 320
113,987 Victrex plc 2,104
26,097 Vinati Organics Ltd 667
118,704 e Voestalpine AG. 2,011
122,539 *,e Vulcan Energy Resources Ltd 576
41,662 Vulcan Materials Co 6,571
65,505 Vulcan Steel Ltd 284
226,296 Wanhua Chemical Group Co Ltd 2,927
112,613 Warrior Met Coal, Inc 3,203
40,989 Weihai Guangwei Composites Co Ltd 478
154,955 Welspun-Gujarat Stahl Ltd 499
172,925 * Wesdome Gold Mines Ltd 1,169
1,179,564 * West African Resources Ltd 788
2,986,000 West China Cement Ltd 305
79,192 e West Fraser Timber Co Ltd 5,729
30,654 Western Superconducting Technologies Co Ltd 460
557,574 * Westgold Resources Ltd 298
326,969 Westlake Chemical Corp 28,407
21,343 WestRock Co 659
556,530 e Wheaton Precious Metals Corp 18,021
3,145,875 Wienerberger AG. 63,143
44,339 Winpak Ltd 1,442
23,444 Worthington Industries, Inc 894
91,915 Xiamen Tungsten Co Ltd 292
248,000 Xinjiang Zhongtai Chemical Co Ltd 233
121,050 * Yamama Cement Co 921
1,142,608 Yamana Gold, Inc 5,170
49,505 Yamato Kogyo Co Ltd 1,500
93,272 Yanbu Cement Co 921
295,587 Yanbu National Petrochemical Co 3,601
239,796 Yara International ASA 8,416
397,000 Yeun Chyang Industrial Co Ltd 340
1,074,150 Yieh Phui Enterprise 453
165,723 Yintai Gold Co Ltd 301

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
22,255 Yodogawa Steel Works Ltd $ 365
29,300 YongXing Special Materials Technology Co Ltd 510
10,657 Youlchon Chemical Co Ltd 198
619 Young Poong Corp 275
17,400 * Youngy Co Ltd 275
1,377,000 Yuen Foong Yu Paper Manufacturing Co Ltd 1,023
454,440 Yule Catto & Co plc 535
274,600 Yunnan Aluminium Co Ltd 355
58,141 Yunnan Energy New Material Co Ltd 1,422
124,300 Yunnan Tin Co Ltd 215
121,600 * Yunnan Yuntianhua Co Ltd 405
96,500 Zangge Mining Co Ltd 386
159,616 Zeon Corp 1,411
1,397,000 Zhaojin Mining Industry Co Ltd 956
110,178 Zhejiang Huayou Cobalt Co Ltd 993
206,636 Zhejiang Juhua Co Ltd 403
155,372 Zhejiang Satellite Petrochemical Co Ltd 464
69,800 Zhejiang Yongtai Technology Co Ltd 225
217,400 Zibo Qixiang Tengda Chemical Co Ltd 209
55,484 Zignago Vetro S.p.A. 599
6,799,232 Zijin Mining Group Co Ltd 6,581
1,514,816 Zijin Mining Group Co Ltd (Class A) 1,666
TOTAL MATERIALS 4,755,828
MEDIA & ENTERTAINMENT - 4.7%
624,747 Activision Blizzard, Inc 46,444
77,908 Adeia, Inc 1,102
315,714 * Adevinta ASA 1,881
6,573 *,e AdTheorent Holding Co, Inc 14
63,117 *,e Advantage Solutions, Inc 134
68,909 * Affle India Ltd 1,054
9,742 AfreecaTV Co Ltd 426
9,011,173 * Alibaba Pictures Group Ltd 462
9,730,153 * Alphabet, Inc (Class A) 930,689
9,755,350 * Alphabet, Inc (Class C) 937,977
157,904 * Altice USA, Inc 921
412,051 *,e AMC Entertainment Holdings, Inc 2,872
23,510 * AMC Networks, Inc 477
1,712 APG SGA S.A. 290
17,107 Arabian Contracting Services Co 505
245,000 *,e,g Archosaur Games, Inc 87
2,805 *,e Arena Group Holdings, Inc 37
147,636 Arnoldo Mondadori Editore S.p.A. 221
533,077 * Ascential plc 1,213
1,016,000 Astro Malaysia Holdings BHD 167
104,003 e Atresmedia Corp de Medios de Comunicacion S.A. 267
2,820,578 g Auto Trader Group plc 15,996
53,523 Autohome, Inc (ADR) 1,539
37,159 Avex Group Holdings, Inc 396
8,687,998 * Baidu, Inc 127,898
1,056,000 BEC World PCL (Foreign) 289
171,557 Beijing Enlight Media Co Ltd 171
32,087 Beijing Kunlun Tech Co Ltd 56
20,018 *,e Believe S.A. 160
72,100 *,e Bengo4.com, Inc 1,781
36,384 * Better Collective A.S. 459
131,888 * Bilibili, Inc 2,026
924,591 Bollore 4,242
308,535 * Borussia Dortmund GmbH & Co KGaA 999
14,731 * Boston Omaha Corp 339
1,850,486 Brightcom Group Ltd 759

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
65,189 * Bumble, Inc $ 1,401
51,000 * Bushiroad, Inc 289
210,433 * CA Sales Holdings Ltd 64
5,160 Cable One, Inc 4,402
115,000 Capcom Co Ltd 2,895
26,934 * Cardlytics, Inc 253
133,503 * Cargurus, Inc 1,892
45,713 * Cars.com, Inc 526
828,268 carsales.com Ltd 9,880
42,015 CD Projekt Red S.A. 841
155,090 * Charter Communications, Inc 47,047
74,514 Cheil Communications, Inc 1,175
161,865 *,† Chennai Super Kings Cricket Ltd 14
297,758 *,g China Literature Ltd 837
27,387 * Cinemark Holdings, Inc 332
76,218 *,e Cineplex Galaxy Income Fund 502
25,963 * CJ CGV Co Ltd 268
11,775 CJ O Shopping Co Ltd 620
1,201,374 * Clear Channel 1,646
1,294,000 e CMGE Technology Group Ltd 241
19,210 Cogeco Communications, Inc 1,003
6,792 Cogeco, Inc 271
80,818 *,e COLOPL, Inc 380
10,383 Com2uSCorp 553
8,621,638 Comcast Corp (Class A) 252,873
2,484,100 * Converge ICT Solutions, Inc 552
597,930 e Corus Entertainment, Inc 1,022
319,329 * CTS Eventim AG. 13,138
16,108 * Cumulus Media Inc 113
271,040 CyberAgent, Inc 2,282
274,925 Cyfrowy Polsat S.A. 884
45,831 Daiichikosho Co Ltd 1,292
951 * Daily Journal Corp 244
102,511 * Dena Co Ltd 1,299
141,583 Dentsu, Inc 4,025
10,264 Devsisters Co Ltd 312
172,962 * DHI Group, Inc 931
6,320 e Digital Bros S.p.A 139
43,764 Dip Corp 1,112
24,200 e Direct Marketing MiX, Inc 272
246,634 * DISH Network Corp (Class A) 3,411
305,563 Domain Holdings Australia Ltd 629
180,124 *,e DouYu International Holdings Ltd (ADR) 180
16,607 Echo Marketing, Inc 146
225,401 Electronic Arts, Inc 26,081
720,225 *,e Embracer Group AB 4,269
106,058 *,e Entercom Communications Corp 41
438,722 *,e Enthusiast Gaming Holdings, Inc 375
310,945 Entravision Communications Corp (Class A) 1,234
132,676 Euromoney Institutional Investor plc 2,121
206,986 Eutelsat Communications 1,599
137,021 * EVENT Hospitality and Entertainment Ltd 1,143
332,803 *,e Eventbrite Inc 2,023
3,011 * EverQuote Inc 20
43,474 * EW Scripps Co (Class A) 490
3,834,000 *,†,e Fire Rock Holdings Ltd 205
1,252,907 Focus Media Information Technology Co Ltd 972
243,568 Fox Corp (Class A) 7,473
118,195 Fox Corp (Class B) 3,369
28,689 *,e Frontier Developments plc 428
139,383 *,e fuboTV, Inc 495

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
55,300 Fuji Television Network, Inc $ 406
337,045 Future plc 4,873
2,557 * Gambling.com Group Ltd 19
119,639 * Gannett Co, Inc 183
4,170 G-bits Network Technology Xiamen Co Ltd 145
108,365 Giant Network Group Co Ltd 114
16,318 * Giantstep, Inc 199
93,533 Gray Television, Inc 1,339
75,150 Gree, Inc 455
2,690,329 e Grupo Televisa S.A. 2,912
3,328,450 Grupo Televisa SAB (ADR) 17,907
54,943 * GungHo Online Entertainment Inc 844
195,037 Hakuhodo DY Holdings, Inc 1,373
189,300 Hello Group, Inc (ADR) 875
63,795 Hemnet Group AB 809
2,635,400 * Hong Seng Consolidated Bhd 183
4,130,601 *,e HUYA, Inc (ADR) 9,170
20,818 * HYBE Co Ltd 1,935
62,816 * IAC 3,479
4,456,112 *,a iClick Interactive Asia Group Ltd (ADR) 1,560
851,200 *,e,g iDreamSky Technology Holdings Ltd 390
977,000 IGG, Inc 300
90,156 * iHeartMedia, Inc 661
19,761 * Imax Corp 279
82,515 Info Edge India Ltd 3,878
1,654,793 Informa plc 9,459
10,629 Innocean Worldwide, Inc 307
13,441 *,e Innovid Corp 36
86,652 * Inox Leisure Ltd 541
220,472 * Integral Ad Science Holding Corp 1,596
263,000 International Games System Co Ltd 2,965
388,170 Interpublic Group of Cos, Inc 9,937
48,286 IPSOS 2,158
228,648 *,e IQIYI, Inc (ADR) 620
4,414,503 ITV plc 2,786
75,838 * JC Decaux S.A. 890
5,908 * Jcontentree Corp 108
7,636 John Wiley & Sons, Inc (Class A) 287
1,261,000 *,e Joy Spreader Interactive Technology Ltd 230
35,716 e JOYY, Inc (ADR) 929
23,699 * Just Dial Ltd 164
1,329,839 *,e Juventus Football Club S.p.A. 374
34,302 JYP Entertainment Corp 1,394
112,424 Kadokawa Dwango Corp 2,061
325,268 *,e Kahoot! AS. 606
110,314 Kakaku.com, Inc 1,869
221,781 Kakao Corp 8,727
37,701 *,e Kakao Games Corp 1,106
209,700 *,e Kanzhun Ltd (ADR) 3,540
16,502 *,e Kinepolis Group NV 612
687,110 Kingsoft Corp Ltd 1,818
63,180 e Koei Tecmo Holdings Co Ltd 1,040
69,957 Konami Corp 3,239
27,093 *,e,g Krafton, Inc 3,928
22,913 KT Skylife Co Ltd 128
1,996,600 *,g Kuaishou Technology 12,806
653 * Leafly Holdings, Inc 0 ^
13,456 *,e Liberty Braves Group (Class A) 379
63,154 * Liberty Braves Group (Class C) 1,737
17,830 Liberty Broadband Corp (Class A) 1,330
109,457 * Liberty Broadband Corp (Class C) 8,078

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
17,474 * Liberty Media Group (Class A) $ 918
258,351 * Liberty Media Group (Class C) 15,113
63,903 Liberty SiriusXM Group (Class A) 2,433
129,520 * Liberty SiriusXM Group (Class C) 4,884
171,494 *,e Lions Gate Entertainment Corp (Class A) 1,274
87,275 *,e Lions Gate Entertainment Corp (Class B) 607
132,177 * Live Nation, Inc 10,051
26,464 e M6-Metropole Television 319
38,952 * Madison Square Garden Co 5,323
19,294 * Madison Square Garden Entertainment Corp 851
1,284,914 * Magnite, Inc 8,442
713,100 Major Cineplex Group PCL (Foreign) 333
94,222 Mango Excellent Media Co Ltd 330
18,868 e Marcus Corp 262
733,973 * Match Group, Inc 35,047
133,070 *,e Media and Games Invest plc 204
7,979,500 * Media Nusantara Citra Tbk PT 433
4,984 * MediaAlpha, Inc 44
73,039 Mediaset Espana Comunicacion SA 168
2,632,500 *,e,g Meitu, Inc 246
595,200 * Meliuz S.A. 125
2,967,491 *,n Meta Platforms, Inc 402,629
831,209 MFE-MediaForEurope NV 243
386,789 e MFE-MediaForEurope NV 170
55,490 Mixi Inc 881
18,289,700 * MNC Vision Networks Tbk PT 102
575,000 *,g Mobvista, Inc 286
121,791 Modern Times Group MTG AB 805
652,776 Moneysupermarket.com Group plc 1,347
414,795 MultiChoice Group Ltd 2,650
308,182 Naver Corp 41,055
23,745 * Nazara Technologies Ltd 189
11,667 NCsoft 2,791
15,670 * Neowiz 399
295,500 NetDragon Websoft, Inc 536
2,375,030 NetEase, Inc 35,838
562,835 *,n Netflix, Inc 132,514
13,117 g Netmarble Corp 465
206,936 * Network 18 Media & Investments Ltd 163
134,842 New York Times Co (Class A) 3,877
321,357 News Corp (Class A) 4,856
95,138 News Corp (Class B) 1,467
1,373,878 Nexon Co Ltd 24,273
27,606 * Nexon Games Co Ltd 283
30,457 Nexstar Media Group Inc 5,082
99,160 Next Fifteen Communications Group plc 857
22,043 * NHN Corp 328
1,766,763 Nine Entertainment Co Holdings Ltd 2,119
2,128,470 Nintendo Co Ltd 85,850
63,300 Nippon Television Network Corp 507
89,122 * Nordic Entertainment Group AB 1,731
163,851 e Omnicom Group, Inc 10,337
735,512 oOh!media Ltd 575
32,463 *,e Outbrain, Inc 118
38,084 Paradox Interactive AB 607
8,841 e Paramount Global (Class A) 190
490,768 e,n Paramount Global (Class B) 9,344
20,826 * Pearl Abyss Corp 670
716,639 Pearson plc 6,844
115,534 Perfect World Co Ltd 201
44,732 * Perion Network Ltd 855

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
539,737 * Pinterest, Inc $ 12,576
2,975,100 * Plan B Media PCL 550
37,224 *,e Playstudios, Inc 130
94,044 *,e Playtika Holding Corp 883
120,000 *,e PR Times, Inc 1,785
235,328 ProSiebenSat. Media AG. 1,667
274,780 Publicis Groupe S.A. 13,020
71,349 *,e PubMatic, Inc 1,186
57,493 * PVR Ltd 1,255
199,705 Quebecor, Inc 3,682
38,623 * QuinStreet, Inc 406
55,324 REA Group Ltd 4,027
234,522 RELX plc 5,716
9,884 e Remedy Entertainment Oyj 176
4,852 *,e Reservoir Media, Inc 24
1,033,743 Rightmove plc 5,515
840,260 * ROBLOX Corp 30,115
117,342 * Roku, Inc 6,618
49,775 e,g Rovio Entertainment Oyj 277
483,600 RS PCL 191
337,024 * S4 Capital plc 543
90,349 e Sanoma-WSOY Oyj 1,083
64,820 Saregama India Ltd 285
40,944 * Saudi Research & Marketing Group 2,057
88,775 Schibsted ASA 1,198
118,571 Schibsted ASA (B Shares) 1,481
20,552 Scholastic Corp 632
305,474 g Scout24 AG. 15,307
378,083 * Sea Ltd (ADR) 21,192
349,326 Seek Ltd 4,246
1,389,800 e Septeni Holdings Co Ltd 4,286
464,594 SES S.A. 2,545
587,015 Shaw Communications, Inc (B Shares) 14,274
10,901 * Shochiku Co Ltd 898
291,654 Sinclair Broadcast Group, Inc (Class A) 5,276
575,121 e Sirius XM Holdings, Inc 3,284
245,616 *,e Skillz, Inc 250
777,200 Sky Perfect Jsat Corp 2,783
21,520 SM Entertainment Co 1,055
617,600 *,†,e SMI Holdings Group Ltd 1
56,225 Societe Television Francaise 1 321
73,000 Soft-World International Corp 162
35,400 *,e Sohu.com Ltd (ADR) 569
318,354 Southern Cross Media Group 188
128,983 * Spotify Technology S.A. 11,131
6,100 Square Enix Co Ltd 263
56,405 *,e Stagwell, Inc 392
1,654,139 *,e Stillfront Group AB 3,534
50,512 *,e Storytel AB 150
40,921 Stroer Out-of-Home Media AG. 1,541
86,967 Sun TV Network Ltd 540
22,132,300 Surya Citra Media Tbk PT 298
232,542 *,e Taboola.com Ltd 421
299,329 * Take-Two Interactive Software, Inc 32,627
3,343 Tamedia AG. 408
168,974 * Team17 Group plc 702
240,935 * Technicolor Creative Studios S.A. 460
44,796 * TechTarget, Inc 2,652
298,130 TEGNA, Inc 6,165
56,191 Telenet Group Holding NV 773
9,964,454 Tencent Holdings Ltd 336,562

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
509,697 * Tencent Music Entertainment (ADR) $ 2,069
15,008 * Thryv Holdings, Inc 343
10,100 e Toei Animation Co Ltd 857
7,284 e Toei Co Ltd 872
72,545 Toho Co Ltd 2,638
44,300 Tokyo Broadcasting System, Inc 485
409,560 * Tongdao Liepin Group 380
110,462 *,e Tremor International Ltd 378
457,965 Trinity Mirror plc 354
79,360 * TripAdvisor, Inc 1,752
72,721 * TrueCar, Inc 110
273,737 *,g Trustpilot Group plc 228
43,751 TV Asahi Corp 424
556,747 * TV18 Broadcast Ltd 257
1,486,812 * Twitter, Inc 65,182
102,227 * Ubisoft Entertainment 2,809
1,605,054 e Universal Music Group NV 30,063
6,647 * Urban One, Inc 35
11,897 * Urban One, Inc 51
18,858 ValueCommerce Co Ltd 288
32,335 Vector, Inc 245
5,540,900 VGI PCL 585
23,109 * Vimeo, Inc 92
1,588,090 Vivendi Universal S.A. 12,318
3,062,692 * Walt Disney Co 288,904
2,371,229 * Warner Bros Discovery, Inc 27,269
20,617 * Webzen, Inc 211
51,926 * Weibo Corp (ADR) 888
9,924 *,e Wejo Group Ltd 11
24,745 WeMade Entertainment Co Ltd 777
1,151,647 * West Australian Newspapers Holdings Ltd 303
35,807 * WideOpenWest, Inc 439
40,657 World Wrestling Entertainment, Inc (Class A) 2,853
1,252,144 WPP plc 10,337
76,923
Wuhu Shunrong Sanqi Interactive Entertainment
Network Technology Co Ltd 188
27,838 * Wysiwyg Studios Co Ltd 349
256,800 *,e XD, Inc 519
77,977 * Yelp, Inc 2,644
15,387 YG Entertainment, Inc 516
128,954 YouGov plc 1,264
2,745,139 Z Holdings Corp 7,276
1,070,092 ZEE Telefilms Ltd 3,369
36,550 Zenrin Co Ltd 226
613,213 * Zhejiang Century Huatong Group Co Ltd 322
147,573 * Ziff Davis Inc 10,106
121,056 * ZipRecruiter, Inc 1,997
724,376 * ZoomInfo Technologies, Inc 30,177
TOTAL MEDIA & ENTERTAINMENT 4,598,484
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
42,207 * 10X Genomics, Inc 1,202
29,109 * 2seventy bio, Inc 424
1,191,651 g 3SBio, Inc 844
24,672 * 4D Molecular Therapeutics, Inc 198
2,968 *,e Aadi Bioscience, Inc 42
33,648 Aarti Drugs Ltd 193
29,604 * AB Science S.A. 217
4,160,033 AbbVie, Inc 558,318
448,387 * Abcam plc 6,695
239,061 *,e AbCellera Biologics, Inc 2,364

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
36,970 * ABLBio, Inc $ 526
42,721 *,e Absci Corp 134
315,017 * Acadia Pharmaceuticals, Inc 5,154
7,812 *,e Aclaris Therapeutics, Inc 123
44,912 *,e Adagio Therapeutics, Inc 141
104,205 * Adaptive Biotechnologies Corp 742
93,331 Adcock Ingram Holdings Ltd 235
136,383 AddLife AB 1,410
22,324 * Adicet Bio, Inc 317
370,000 Adimmune Corp 399
1,506,017 *,e ADMA Biologics, Inc 3,660
122,759 * Aerie Pharmaceuticals, Inc 1,857
7,460 *,e Aerovate Therapeutics, Inc 124
20,774 * Affimed NV 43
595,687 * Agenus, Inc 1,221
112,146 Agilent Technologies, Inc 13,631
40,912 * Agios Pharmaceuticals, Inc 1,157
39,343 Ajanta Pharma Ltd 613
20,248 *,e Akero Therapeutics, Inc 689
538,000 *,e,g Akeso, Inc 1,473
2,319 *,e Akoya Biosciences, Inc 27
2,582 *,e Albireo Pharma, Inc 50
113,855 * Alector, Inc 1,077
64,664 Alembic Pharmaceuticals Ltd 479
161,500 * ALK-Abello A.S. 2,545
486,460 * Alkermes plc 10,863
973,734 Alliance Pharma plc 603
59,226 *,e Allogene Therapeutics, Inc 640
24,716 *,e Allovir, Inc 195
91,483 Almirall S.A. 882
252,233 * Alnylam Pharmaceuticals, Inc 50,487
5,734 *,e Alpha Teknova, Inc 19
486,000 *,e,g Alphamab Oncology 375
10,236 *,e Alpine Immune Sciences, Inc 74
19,793 * Alteogen, Inc 620
1,914,420 *,e,n Altimmune, Inc 24,447
17,138 *,e ALX Oncology Holdings, Inc 164
438,079 Amgen, Inc 98,743
20,617 * Amicogen, Inc 289
398,517 * Amicus Therapeutics, Inc 4,161
513,451 * Amneal Pharmaceuticals, Inc 1,037
84,519 * Amphastar Pharmaceuticals, Inc 2,375
21,970 *,e Amylyx Pharmaceuticals, Inc 618
1,196 * AN2 Therapeutics, Inc 21
84,035 *,e AnaptysBio, Inc 2,144
8,700 *,e Anavex Life Sciences Corp 90
314,772 *,e AnGes MG, Inc 460
9,955 * ANI Pharmaceuticals, Inc 320
11,408 * Anika Therapeutics, Inc 272
361,500 *,e,g Antengene Corp Ltd 159
1,287,120 *,† Anxin-China Holdings Ltd 2
121,317 * Apellis Pharmaceuticals, Inc 8,286
39,971 Apeloa Pharmaceutical Co Ltd 92
25,479 * AptaBio Therapeutics, Inc 234
51,250 *,e Arbutus Biopharma Corp 98
22,805 *,e Arcellx, Inc 428
12,368 * Arcturus Therapeutics Holdings, Inc 183
38,384 * Arcus Biosciences, Inc 1,004
87,409 * Arcutis Biotherapeutics, Inc 1,670
2,829 * Argenx SE 1,022
54,270 * Argenx SE 19,313

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
12,306 * Argenx SE $ 4,345
134,923 * Arrowhead Pharmaceuticals Inc 4,459
19,949 * Arvinas, Inc 888
178,500 *,e,g Ascentage Pharma Group International 267
444,000 *,e,g Ascletis Pharma, Inc 155
269,939 Aspen Pharmacare Holdings Ltd 1,995
2,398,184 Astellas Pharma, Inc 31,769
5,453 AstraZeneca Pharma India Ltd 208
3,838,550 AstraZeneca plc 421,970
1,914,246 AstraZeneca plc (ADR) 104,977
14,162 Asymchem Laboratories Tianjin Co Ltd 275
66,150 * Atara Biotherapeutics, Inc 250
60,853 * Atea Pharmaceuticals, Inc 346
32,151 *,e Athira Pharma, Inc 95
3,296 * Aura Biosciences, Inc 60
31,055 *,e Aurinia Pharmaceuticals, Inc 234
191,749 Aurobindo Pharma Ltd 1,197
346,205 *,e Aurora Cannabis, Inc 421
392,574 *,e Avacta Group plc 466
2,660,355 *,e Avantor, Inc 52,143
8,045 *,e Avid Bioservices, Inc 154
36,473 *,e Avidity Biosciences, Inc 596
257,717 *,e Axsome Therapeutics, Inc 11,499
36,080 e Bachem Holding AG. 2,269
14,592 *,e Basilea Pharmaceutica 587
331,790 * Bausch Health Cos, Inc 2,291
85,866 * Bavarian Nordic AS 2,493
6,348,283 Bayer AG. 292,494
28,238 *,e Beam Therapeutics, Inc 1,345
53,858 * BeiGene Ltd (ADR) 7,261
80,169 Beijing Tiantan Biological Products Corp Ltd 227
298,000 Beijing Tong Ren Tang Chinese Medicine Co Ltd 334
67,900 Beijing Tongrentang Co Ltd 434
34,875 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 561
145,669 *,e BELLUS Health, Inc 1,538
46,892 * Berkeley Lights, Inc 134
15,861 Betta Pharmaceuticals Co Ltd 100
14,720 BGI Genomics Co Ltd 110
28,944 * Binex Co Ltd 234
45,197 *,g BioArctic AB 1,104
456,894 Biocon Ltd 1,627
420,323 * BioCryst Pharmaceuticals, Inc 5,296
103,785 BioGaia AB 719
154,552 * Biogen, Inc 41,265
35,300 * Biohaven Pharmaceutical Holding Co Ltd 5,336
191,694 * BioMarin Pharmaceutical, Inc 16,250
227,698 *,e Bionano Genomics, Inc 417
26,701 * Bioneer Corp 458
149,524 BioNTech SE (ADR) 20,168
16,847 * Bio-Rad Laboratories, Inc (Class A) 7,028
80,777 Biotage AB 1,204
12,721 Bio-Techne Corp 3,613
81,095 *,e Bioxcel Therapeutics Inc 959
94,300 Blau Farmaceutica S.A. 570
22,229 Bloomage Biotechnology Corp Ltd 409
53,446 *,e Bluebird Bio, Inc 338
39,040 * Blueprint Medicines Corp 2,572
5,035 Boiron S.A. 218
36,664 Boryung Pharmaceutical Co Ltd 265
45,867 *,e Bridgebio Pharma, Inc 456
404,500 *,e Brii Biosciences Ltd 271

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
4,971,623 Bristol-Myers Squibb Co $ 353,433
59,864 Brooks Automation, Inc 2,566
60,698 Bruker BioSciences Corp 3,221
57,634 Bukwang Pharmaceutical Co Ltd 297
52,000 *,e Burning Rock Biotech Ltd (ADR) 124
33,353 * C4 Therapeutics, Inc 293
48,851 *,e Calliditas Therapeutics AB 368
40,458 * Camurus AB 936
308,204 *,e Canopy Growth Corp (Toronto) 837
5,458 CanSino Biologics, Inc 93
70,875 e,g CanSino Biologics, Inc 399
18,186 Caplin Point Laboratories Ltd 166
34,115 * Cara Therapeutics, Inc 319
74,757 * CareDx, Inc 1,272
4,289 Caregen Co Ltd 342
41,245 * Caribou Biosciences, Inc 435
132,000 *,e,g CARsgen Therapeutics Holdings Ltd 185
4,931 *,e Cassava Sciences, Inc 206
136,690 * Catalent, Inc 9,891
391,201 * Catalyst Pharmaceuticals, Inc 5,019
28,237 * Celldex Therapeutics, Inc 794
43,098 * Cellivery Therapeutics, Inc 336
37,400 *,e CellSource Co Ltd 1,130
11,121 * Celltrion Pharm Inc 492
111,946 e Celltrion, Inc 13,586
12,463 * Celularity, Inc 29
611,947 Center Laboratories, Inc 883
15,742 * Century Therapeutics, Inc 156
7,183 * Cerevel Therapeutics Holdings, Inc 203
18,814 Changchun High & New Technology Industry Group, Inc 451
61,540 * Charles River Laboratories International, Inc 12,111
374,887 * ChemoCentryx, Inc 19,367
31,319 Chemometec A.S. 2,369
27,620 * Chimerix, Inc 53
2,795,000
China Grand Pharmaceutical and Healthcare Holdings
Ltd 1,202
1,020,660 China Medical System Holdings Ltd 1,216
40,620
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd 219
540,000 China Shineway Pharmaceutical Group Ltd 334
317,305 * Chinook Therapeutics, Inc 6,238
8,720 Chong Kun Dang Pharmaceutical Corp 476
62,980 Chongqing Zhifei Biological Products Co Ltd 765
14,192 Choongwae Pharma Corp 173
432,806 Chugai Pharmaceutical Co Ltd 10,813
14,798 *,e CinCor Pharma, Inc 486
347,515 Cipla Ltd 4,738
3,584,000 e CK Life Sciences International Holdings, Inc 281
50,612 e Clinuvel Pharmaceuticals Ltd 600
128,443 * CMG Pharmaceutical Co Ltd 200
546,222 * Codexis, Inc 3,310
158,100 *,e Cogent Biosciences, Inc 2,359
11,648 * Coherus Biosciences, Inc 112
5,734 *,e Collegium Pharmaceutical, Inc 92
326,689 *,e Columbia Care, Inc 412
12,237 * Corcept Therapeutics, Inc 314
10,676 e COSMO Pharmaceuticals NV 497
34,763 * Crinetics Pharmaceuticals, Inc 683
246,061 *,e Cronos Group, Inc 689
501,879 CSL Ltd 91,275
11,532,054 CSPC Pharmaceutical Group Ltd 11,430
637,500 *,e,g CStone Pharmaceuticals 282

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
58,292 *,e CTI BioPharma Corp $ 339
23,189 *,e Cullinan Oncology, Inc 297
97,332 * CureVac NV 795
394,262 *,e Cytek Biosciences, Inc 5,804
90,998 * Cytokinetics, Inc 4,409
43,571 Da An Gene Co Ltd of Sun Yat-Sen University 102
67,143 Daewoong Co Ltd 975
5,623 Daewoong Pharmaceutical Co Ltd 616
4,397,101 Daiichi Sankyo Co Ltd 122,903
1,316,527 Danaher Corp 340,046
109,539 *,e Day One Biopharmaceuticals, Inc 2,194
785,175 Dechra Pharmaceuticals plc 22,802
265,846 * Deciphera Pharmaceuticals, Inc 4,918
37,367 * Denali Therapeutics, Inc 1,147
22,980 Dermapharm Holding SE 833
26,365 *,e Design Therapeutics, Inc 441
22,112 *,e DICE Therapeutics, Inc 448
94,367 Divi S Laboratories Ltd 4,272
6,531 Dong-A Pharmaceutical Co Ltd 460
7,833 Dong-A ST Co Ltd 271
43,371 Dong-E-E-Jiao Co Ltd 197
33,661 DongKook Pharmaceutical Co Ltd 379
182,860 Dr Reddy's Laboratories Ltd 9,679
452,020 Duopharma Biotech Bhd 126
519,477 *,e Dynavax Technologies Corp 5,423
25,697 * Dyne Therapeutics, Inc 326
32,510 * Eagle Pharmaceuticals, Inc 859
23,813 *,e Edgewise Therapeutics, Inc 234
76,454 *,e Editas Medicine, Inc 936
10,289 * Eiger BioPharmaceuticals, Inc 77
257,000 * EirGenix, Inc 868
584,918 Eisai Co Ltd 31,386
275,106 * Elanco Animal Health, Inc 3,414
1,231,620 Eli Lilly & Co 398,244
37,592 * Emergent Biosolutions, Inc 789
13,275 * Enanta Pharmaceuticals, Inc 689
20,055 *,e Enochian Biosciences Inc 36
149,296 *,e EQRx, Inc 739
50,958 *,e Erasca, Inc 397
47,239 * Ergomed plc 610
34,908 g Eris Lifesciences Ltd 304
111,904 *,e Esperion Thereapeutics, Inc 750
31,808 * Eubiologics Co Ltd 256
101,450 * Euroapi S.A. 1,684
145,420 Eurofins Scientific SE 8,633
40,100 Ever Supreme Bio Technology Co Ltd 241
244,500 *,g Everest Medicines Ltd 232
192,697 *,e Evolus, Inc 1,551
172,375 * Evotec AG. 2,997
111,124 * Exact Sciences Corp 3,610
223,489 * Exelixis, Inc 3,504
13,814 *,e EyePoint Pharmaceuticals, Inc 109
654,932 Faes Farma S.A. (Sigma) 2,373
35,934 * Fate Therapeutics, Inc 805
49,876 * FDC Ltd 161
185,918 * FibroGen, Inc 2,419
3,090 * Foghorn Therapeutics, Inc 27
72,374 * Forma Therapeutics Holdings, Inc 1,444
28,456 *,e Fulcrum Therapeutics, Inc 230
1,962 *,e Galapagos NV 84
53,945 * Galapagos NV 2,322

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
9,583 *,e Gelesis Holdings, Inc $ 10
88,531 * GeneOne Life Science, Inc 583
142,721 * Generation Bio Co 758
23,184 * Genexine Co Ltd 366
49,129 * Genmab AS 15,805
948,400 e Genomma Lab Internacional S.A. de C.V. 652
1,023,386 * Genscript Biotech Corp 2,215
80,380 Genus plc 2,332
113,138 * Geron Corp 265
37,881 Gerresheimer AG. 1,850
2,585,974 Gilead Sciences, Inc 159,529
46,445 GlaxoSmithKline Pharmaceuticals Ltd 811
208,556 Glenmark Pharmaceuticals Ltd 993
96,929 * Global Blood Therapeutics, Inc 6,601
51,001 * GNI Group Ltd 433
103,816 *,e Gossamer Bio, Inc 1,244
194,224 Granules India Ltd 820
3,547 Green Cross Corp 304
25,795 Green Cross Holdings Corp 292
11,962 Green Cross LabCell Corp 384
9,172 *,e GreenLight Biosciences Holdings PBC 21
38,287 *,e Grifols S.A. 331
3,418,099 GSK plc 49,367
86,512
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 316
342,974 H Lundbeck A.S. 1,099
86,675 * H Lundbeck A.S. 259
506,223 * Halozyme Therapeutics, Inc 20,016
37,953 * Hanall Biopharma Co Ltd 350
10,721 Hangzhou Tigermed Consulting Co Ltd - A 137
98,253 g Hangzhou Tigermed Consulting Co Ltd - H 790
4,749 Hanmi Pharm Co Ltd 754
891,839 g Hansoh Pharmaceutical Group Co Ltd 1,408
199,247 * Harmony Biosciences Holdings, Inc 8,825
221,400 Haw Par Corp Ltd 1,577
43,203 * Helixmith Co Ltd 410
16,283 *,e Heron Therapeutics, Inc 69
39,992 Hikal Ltd 164
25,423 Hikma Pharmaceuticals plc 383
8,139 * HilleVax, Inc 139
57,100 Hisamitsu Pharmaceutical Co, Inc 1,340
13,177 HK inno N Corp 301
1,388,099 * Horizon Therapeutics Plc 85,909
2,548,684 *,†,e Hua Han Health Industry Holdings Ltd 20
964,500 *,g Hua Medicine 447
77,920 Hualan Biological Engineering, Inc 199
8,704 * Hugel, Inc 615
2,524 *,e Humacyte, Inc 8
74,354 Humanwell Healthcare Group Co Ltd 183
10,142 Huons Co Ltd 224
65,680 *,e Hutchison China MediTech Ltd (ADR) 582
810,644 Hypermarcas S.A. 6,650
18,947 *,e Icosavax, Inc 60
27,755 * Ideaya Biosciences, Inc 414
138,906 *,e Idorsia Ltd 1,798
1,730 *,e IGM Biosciences, Inc 39
19,247 * Il Dong Pharmaceutical Co Ltd 377
348,518 * Illumina, Inc 66,494
28,716 Ilyang Pharmaceutical Co Ltd 357
72,200 *,e I-Mab (ADR) 290
11,397 *,e Imago Biosciences, Inc 172

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
11,300 Imeik Technology Development Co Ltd $ 778
27,093 *,e ImmunityBio, Inc 135
94,857 * Immunogen, Inc 453
32,436 * Immunovant, Inc 181
6,074,528 *,e Imugene Ltd 694
129,847 * Incyte Corp 8,653
858,984 * Indivior plc 2,724
4,747 *,e Inhibrx, Inc 85
727,573 *,g Innovent Biologics, Inc 2,236
309,777 *,e Innoviva, Inc 3,597
65,684 *,e Inotiv, Inc 1,107
163,650 *,e Inovio Pharmaceuticals, Inc 282
277,340 * Insmed, Inc 5,974
54,519 *,e Instil Bio, Inc 264
140,422 * Intellia Therapeutics, Inc 7,858
64,081 *,e Intercept Pharmaceuticals, Inc 894
60,014 * Intra-Cellular Therapies, Inc 2,792
35,837 * iNtRON Biotechnology, Inc 254
39,427 * Ionis Pharmaceuticals, Inc 1,744
397,450 * Iovance Biotherapeutics, Inc 3,808
159,022 Ipca Laboratories Ltd 1,782
33,184 Ipsen 3,071
315,909 * IQVIA Holdings, Inc 57,224
888,766 * Ironwood Pharmaceuticals, Inc 9,208
17,602 * iTeos Therapeutics, Inc 335
379,577 * IVERIC bio, Inc 6,810
268,500 *,g Jacobio Pharmaceuticals Group Co Ltd 144
13,415 *,e Janux Therapeutics, Inc 182
70,648 * Jazz Pharmaceuticals plc 9,417
35,325 JB Chemicals & Pharmaceuticals Ltd 830
222,844 JCR Pharmaceuticals Co Ltd 3,324
287,611 Jiangsu Hengrui Medicine Co Ltd 1,418
3,874,038 Johnson & Johnson 632,863
60,258 Joincare Pharmaceutical Group Industry Co Ltd 89
18,312 Joinn Laboratories China Co Ltd 145
31,290 * Jounce Therapeutics, Inc 73
63,434 Jubilant Organosys Ltd 261
280,500 *,e,g JW Cayman Therapeutics Co Ltd 112
50,579 Kaken Pharmaceutical Co Ltd 1,332
24,185,906 Kalbe Farma Tbk PT 2,901
18,264 * KalVista Pharmaceuticals Inc 265
4,044 * Kangmei Pharmaceutical Co Ltd 1
13,737 * Karuna Therapeutics, Inc 3,090
577,084 *,e Karyopharm Therapeutics, Inc 3,151
2,818 * Keros Therapeutics, Inc 106
406,470 * Kezar Life Sciences, Inc 3,500
25,952 * Kiniksa Pharmaceuticals Ltd 333
20,614 *,e Kinnate Biopharma, Inc 246
214,000 *,e,g Kintor Pharmaceutical Ltd 303
35,100 Kissei Pharmaceutical Co Ltd 624
124,070 * Knight Therapeutics, Inc 477
26,536 * Kodiak Sciences, Inc 205
43,569 * Komipharm International Co Ltd 215
10,852 Korea United Pharm Inc 176
32,658 *,e Kronos Bio, Inc 109
11,387 * Krystal Biotech Inc 794
43,861 Kukjeon Pharmaceutical Co Ltd 313
108,099 * Kura Oncology, Inc 1,477
28,067 *,e Kymera Therapeutics, Inc 611
43,881 Kyorin Co Ltd 536
249,615 Kyowa Hakko Kogyo Co Ltd 5,739

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
18,872 L&C Bio Co Ltd $ 313
24,128 Laboratorios Farmaceuticos Rovi S.A 1,037
448,311 g Laurus Labs Ltd 2,810
54,740 * Legend Biotech Corp (ADR) 2,233
26,423 * LegoChem Biosciences, Inc 652
110,190 * Lexicon Pharmaceuticals, Inc 264
10,129 * Ligand Pharmaceuticals, Inc (Class B) 872
103,305 *,e Liquidia Corp 562
20,817 Livzon Pharmaceutical Group, Inc 88
296,333 Lonza Group AG. 144,282
156,000 Lotus Pharmaceutical Co Ltd 796
145,452 Lupin Ltd 1,210
2,240,000 *,e,g Luye Pharma Group Ltd 619
128,621 *,e Lyell Immunopharma, Inc 943
223,645 * MacroGenics, Inc 774
1,621 * Madrigal Pharmaceuticals, Inc 105
375,518 *,e MannKind Corp 1,160
147,199 * Maravai LifeSciences Holdings, Inc 3,758
65,179 *,e MaxCyte, Inc 424
1,811,550 * Mayne Pharma Group Ltd 317
296,466 * Medigen Vaccine Biologics Corp 741
12,964 * Medpace Holdings, Inc 2,038
16,929 * MedPacto, Inc 277
5,607 Medy-Tox, Inc 424
451,200 Mega Lifesciences PCL 553
23,327 * MeiraGTx Holdings plc 196
4,157,375 Merck & Co, Inc 358,033
496,066 Merck KGaA 80,304
7,260 Merck Ltd 366
142,856 * Mersana Therapeutics, Inc 966
705,560 *,e Mesoblast Ltd 348
23,812 * Mettler-Toledo International, Inc 25,815
25,439 * Mezzion Pharma Co Ltd 242
91,192 *,e MiMedx Group, Inc 262
28,047 *,e Mind Medicine MindMed, Inc 97
34,519 * Mirati Therapeutics, Inc 2,411
2,350 *,e Mirum Pharmaceuticals, Inc 49
27,091 *,e Mithra Pharmaceuticals S.A. 167
27,375 Mochida Pharmaceutical Co Ltd 638
182,069 * Moderna, Inc 21,530
25,637 *,e Molecular Partners AG. 168
23,776 *,e Monte Rosa Therapeutics, Inc 194
13,560 * Morphic Holding, Inc 384
42,761 * Morphosys AG. 850
59,956 * Myriad Genetics, Inc 1,144
47,333
Nanjing King-Friend Biochemical Pharmaceutical Co
Ltd 111
9,864 * NanoString Technologies, Inc 126
93,742 Natco Pharma Ltd 695
77,848 * Natera, Inc 3,411
61,114 * Naturecell Co Ltd 505
41,594 *,e Nautilus Biotechnology, Inc 88
141,044 * Nektar Therapeutics 451
93,034 * NeoGenomics, Inc 801
68,696 * Neurocrine Biosciences, Inc 7,296
306,545 *,e NGM Biopharmaceuticals Inc 4,010
75,210 *,e NH Special Purpose Acquisition 11 Co Ltd 325
59,202 e Nichi-iko Pharmaceutical Co Ltd 178
49,400 Nippon Shinyaku Co Ltd 2,520
104,332 *,e Nkarta, Inc 1,373
38,275 * NKMax Co Ltd 335

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,201,482 Novartis AG. $ 167,834
20,651 *,e Novavax, Inc 376
2,077,844 Novo Nordisk AS 206,990
43,225 * Nurix Therapeutics, Inc 563
13,478 *,e Nuvalent, Inc 262
91,415 *,e Nuvation Bio, Inc 205
182,452 * OBI Pharma, Inc 409
38,222 *,e Ocugen, Inc 68
46,102 * Ocular Therapeutix, Inc 191
363,500 *,e,g Ocumension Therapeutics 472
281,000 * Oneness Biotech Co Ltd 2,225
364,688 Ono Pharmaceutical Co Ltd 8,519
305,448 *,e Organigram Holdings, Inc 270
202,740 * Organogenesis Holdings Inc 657
158,047 Organon & Co 3,698
14,903 Orion Oyj (Class B) 628
30,518 * Oscotec, Inc 391
95,880 Otsuka Holdings KK 3,036
28,881 *,e Outlook Therapeutics, Inc 35
80,936 * Oxford Biomedica plc 313
498,252 * Oxford Nanopore Technologies plc 1,405
227,678 *,e Pacific Biosciences of California, Inc 1,322
186,098 * Pacira BioSciences Inc 9,899
406,897 * Paion AG. 304
26,413 *,e Pardes Biosciences, Inc 49
6,665 *,e PepGen, Inc 61
117,000 * PeptiDream, Inc 1,304
72,459 PerkinElmer, Inc 8,719
113,832 Perrigo Co plc 4,059
5,781,641 Pfizer, Inc 253,005
26,500 e Pharma Foods International Co Ltd 225
39,268 Pharma Mar S.A. 2,080
6,721 PHARMA RESEARCH PRODUCTS Co Ltd 263
69,951 *,† Pharmally International Holding Co Ltd 0 ^
40,950 Pharmaron Beijing Co Ltd - A 311
159,323 g Pharmaron Beijing Co Ltd - H 771
68,438 * Pharmicell Co Ltd 488
777,869 *,e Pharming Group NV 805
4,066 *,e Phathom Pharmaceuticals, Inc 45
120,326 Phibro Animal Health Corp 1,599
8,759,640 *,† Piramal Pharma Ltd 23,595
28,919 *,e PMV Pharmaceuticals, Inc 344
12,126 *,e Point Biopharma Global, Inc 94
18,081 g PolyPeptide Group AG. 527
22,981 * Praxis Precision Medicines, Inc 52
114,819 *,e Precigen, Inc 243
243,351 * Prestige Consumer Healthcare, Inc. 12,126
83,715 *,† Progenics Pharmaceuticals, Inc 0
70,491 *,e Prometheus Biosciences, Inc 4,160
52,259 * Protagonist Therapeutics, Inc 441
169,637 * Prothena Corp plc 10,285
15,982 *,e Provention Bio, Inc 72
20,287 * PTC Therapeutics, Inc 1,018
192,544 * QIAGEN NV 7,948
113,734 * QIAGEN NV 4,736
42,133 * Quanterix Corp 464
75,737 *,e Quantum-Si, Inc 208
3,732 *,e Rallybio Corp 54
8,465 * RAPT Therapeutics, Inc 204
5,877 *,e Reata Pharmaceuticals, Inc 148
13,872 Recordati S.p.A. 508

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
165,584 *,e Recursion Pharmaceuticals, Inc $ 1,762
87,657 * Regeneron Pharmaceuticals, Inc 60,384
29,837 * REGENXBIO, Inc 789
78,073 * Relay Therapeutics, Inc 1,746
8,104 * Relmada Therapeutics, Inc 300
49,329 * Repligen Corp 9,230
31,028 * Replimune Group, Inc 536
41,481 * Revance Therapeutics, Inc 1,120
48,140 * REVOLUTION Medicines, Inc 949
7,947 Reyon Pharmaceutical Co Ltd 105
374,572 e Richter Gedeon Rt 6,416
33,360 * Rigel Pharmaceuticals, Inc 39
3,644 e Roche Holding AG. 1,423
1,018,044 Roche Holding AG. 331,406
91,869 * Rocket Pharmaceuticals, Inc 1,466
294,806 Royalty Pharma plc 11,845
39,231 * Sage Therapeutics, Inc 1,536
15,769 * Sam Chun Dang Pharm Co Ltd 343
26,389 *,g Samsung Biologics Co Ltd 14,772
70,001 *,e Sana Biotechnology, Inc 420
38,824 *,e SanBio Co Ltd 330
1,348,689 * Sangamo Therapeutics Inc 6,609
10,443 Sanofi India Ltd 740
1,183,209 Sanofi-Aventis 90,097
440,300 Santen Pharmaceutical Co Ltd 2,959
114,621 * Sarepta Therapeutics, Inc 12,670
3,951 Sartorius Stedim Biotech 1,212
70,110
Saudi Pharmaceutical Industries & Medical Appliances
Corp 483
45,517 Sawai Group Holdings Co Ltd 1,275
14,457 *,e Science 37 Holdings, Inc 23
347,000 Scinopharm Taiwan Ltd 268
444,603 * Seagen, Inc 60,835
25,731 e Seegene, Inc 477
40,421 *,e Seer, Inc 313
274,262 * Seres Therapeutics, Inc 1,761
54,213 Shandong Buchang Pharmaceuticals Co Ltd 133
100,388 Shanghai Fosun Pharmaceutical Group Co Ltd - A 416
348,929 Shanghai Fosun Pharmaceutical Group Co Ltd - H 842
594,000 Shanghai Haixin Group Co 180
79,000 *,e,g Shanghai Henlius Biotech, Inc 114
33,657 * Shanghai Junshi Biosciences Co Ltd 239
5,898 Shanghai Medicilon, Inc 185
416,337 Shanghai RAAS Blood Products Co Ltd 312
43,568 Shenzhen Kangtai Biological Products Co Ltd 186
62,725 Shenzhen Salubris Pharmaceuticals Co Ltd 215
51,407 Shijiazhuang Yiling Pharmaceutical Co Ltd 157
33,356 Shilpa Medicare Ltd 158
41,264 Shin Poong Pharmaceutical Co Ltd 569
154,422 Shionogi & Co Ltd 7,458
62,655 Sichuan Kelun Pharmaceutical Co Ltd 195
4,851 Siegfried Holding AG. 3,587
7,603 SIGA Technologies, Inc 78
4,630,000 Sihuan Pharmaceutical Holdings 445
13,434 *,†,e SillaJen, Inc 0 ^
39,179 *,e Singular Genomics Systems, Inc 98
9,022,236 Sino Biopharmaceutical 4,228
19,596 * SK Biopharmaceuticals Co Ltd 772
24,628 *,e SK Bioscience Co Ltd 1,363
151,481 *,e SomaLogic, Inc 439
989,814 *,e Sorrento Therapeutics, Inc 1,554

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
89,208 *,e Sosei Group $ 1,128
89,806 * Sotera Health Co 612
21,701 * SpringWorks Therapeutics, Inc 619
1,628,000 SSY Group Ltd 681
12,381 ST Pharm Co Ltd 706
44,913 * Stoke Therapeutics, Inc 577
84,683 * Strides Arcolab Ltd 344
380,400 Sumitomo Dainippon Pharma Co Ltd 2,706
90,296 * Sun Pharma Advanced Research Company Ltd 243
1,866,891 Sun Pharmaceutical Industries Ltd 21,682
139,339 * Supernus Pharmaceuticals, Inc 4,717
35,654 * Sutro Biopharma, Inc 198
116,385 Suven Pharmaceuticals Ltd 643
352,993 e SwedenCare AB 1,421
21,441 * Swedish Orphan Biovitrum AB 414
30,978 * Syndax Pharmaceuticals, Inc 744
133,691 * Syneos Health, Inc 6,304
137,563 g Syngene International Ltd 942
479,000 * Taigen Biopharmaceuticals Holdings Ltd 229
204,000 * TaiMed Biologics, Inc 409
47,100 Taisho Pharmaceutical Holdings Co Ltd 1,725
193,433 Takara Bio, Inc 2,269
1,708,594 Takeda Pharmaceutical Co Ltd 44,368
39,410 * Tango Therapeutics, Inc 143
183,000 * Tanvex BioPharma, Inc 285
28,903 *,e Taro Pharmaceutical Industries Ltd 867
13,487 *,e Tarsus Pharmaceuticals, Inc 231
15,490 Tecan Group AG. 5,314
260,620 * Telix Pharmaceuticals Ltd 782
24,531 * Tenaya Therapeutics, Inc 71
164,754 * Teva Pharmaceutical Industries Ltd (ADR) 1,330
17,285 * TG Therapeutics, Inc 102
13,526 *,e Theravance Biopharma, Inc 137
364,450 Thermo Fisher Scientific, Inc 184,845
15,219 * Theseus Pharmaceuticals, Inc 88
352,900 e Tianjin ZhongXin Pharmaceutical Group Corp Ltd 339
689,000 Tong Ren Tang Technologies Co Ltd 400
32,065 Torii Pharmaceutical Co Ltd 638
117,392 Torrent Pharmaceuticals Ltd 2,238
32,013 Towa Pharmaceutical Co Ltd 471
104,181 * Travere Therapeutics, Inc 2,567
103,399 *,e Tricida, Inc 1,084
70,900 Tsumura & Co 1,514
319,000 TTY Biopharm Co Ltd 729
57,321 * Twist Bioscience Corp 2,020
6,722 *,e Tyra Biosciences, Inc 59
17,942 UCB S.A. 1,245
58,199 * Ultragenyx Pharmaceutical, Inc 2,410
1,319,562 United Laboratories Ltd 548
123,320 * United Therapeutics Corp 25,821
320,707 * Vaccibody AS. 706
102,040 *,e Valneva SE 514
43,899 * Vanda Pharmaceuticals, Inc 434
84,040 *,e Vaxart Inc 183
15,170 * Vaxcell-Bio Therapeutics Co Ltd 424
6,692 * Vaxcyte, Inc 161
159,646 *,e VBI Vaccines, Inc 113
3,345 * Ventyx Biosciences, Inc 117
3,113 * Vera Therapeutics, Inc 66
73,542 * Veracyte, Inc 1,221
62,118 * Vericel Corp 1,441

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
306,557 * Vertex Pharmaceuticals, Inc $ 88,761
107,095 * Verve Therapeutics, Inc 3,679
751,572 Viatris, Inc 6,403
54,769 * Vir Biotechnology, Inc 1,056
5,151 Virbac S.A. 1,340
24,574 * Viridian Therapeutics, Inc 504
61,520 * VistaGen Therapeutics, Inc 9
74,271 Vitrolife AB 1,052
855,500 *,e,g Viva Biotech Holdings 144
67,528 Walvax Biotechnology Co Ltd 352
89,746 * Waters Corp 24,189
244,387 West Pharmaceutical Services, Inc 60,139
3,518,404 Winteam Pharmaceutical Group Ltd 1,224
65,933 * Wockhardt Ltd 196
104,258 WuXi AppTec Co Ltd - A 1,046
357,237 g WuXi AppTec Co Ltd - H 2,853
3,387,000 *,g Wuxi Biologics Cayman, Inc 20,162
42,740 * Xencor, Inc 1,110
25,637 *,e Xeris Biopharma Holdings, Inc 40
6,286 *,e Y-mAbs Therapeutics, Inc 91
36,199 Yuhan Corp 1,365
100,882 * Yungjin Pharmaceutical Co Ltd 184
168,000 YungShin Global Holding Corp 210
77,407 Yunnan Baiyao Group Co Ltd 571
63,917 * Zai Lab Ltd (ADR) 2,186
164,237 * Zealand Pharma AS 3,731
7,279 * Zentalis Pharmaceuticals, Inc 158
29,300 Zeria Pharmaceutical Co Ltd 419
24,501 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 918
48,558 Zhejiang Huahai Pharmaceutical Co Ltd 131
35,900 Zhejiang Jiuzhou Pharmaceutical Co Ltd 198
167,199 Zhejiang NHU Co Ltd 522
6,945 Zhejiang Orient Gene Biotech Co Ltd 74
11,467 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 79
1,244,419 Zoetis, Inc 184,535
5,323 *,†,e Zogenix, Inc 4
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 7,554,918
REAL ESTATE - 2.9%
920,129 Abacus Property Group 1,469
239,934 Acadia Realty Trust 3,028
903 Activia Properties Inc 2,648
1,538 Advance Residence Investment Corp 3,772
75,819 e Aedifica S.A. 5,844
112,200 Aeon Mall Co Ltd 1,250
1,836 AEON REIT Investment Corp 1,983
6,768 AFI Properties Ltd 241
7,627 Africa Israel Residences Ltd 330
1,476,000 e Agile Property Holdings Ltd 344
63,453 e Agree Realty Corp 4,288
652,100 AIMS AMP Capital Industrial REIT 580
90,267 * Airport City Ltd 1,428
4,423,739 Aldar Properties PJSC 5,050
117,176 e,g ALDER Group S.A. 238
137,371 Alexander & Baldwin, Inc 2,278
364 Alexander's, Inc 76
155,031 Alexandria Real Estate Equities, Inc 21,734
221,500 Aliansce Sonae Shopping Centers sa 817
495,276 g A-Living Services Co Ltd 390
84,397 Allied Properties Real Estate Investment Trust 1,672

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
18,097 Allreal Holding AG. $ 2,518
190,056 Alony Hetz Properties & Investments Ltd 2,272
4,875 e Altarea SCA 607
53,945 Altus Group Ltd 1,749
1,057,300 Amata Corp PCL (Foreign) 520
147,183 American Assets Trust, Inc 3,786
256,248 American Finance Trust, Inc 1,507
2,280,767 American Homes 4 Rent 74,832
990 * American Realty Investors, Inc 16
753,614 American Tower Corp 161,801
244,250 Americold Realty Trust 6,009
305,211 Amot Investments Ltd 1,745
147,778 Apartment Income REIT Corp 5,707
113,720 Apartment Investment and Management Co 830
162,794 Apple Hospitality REIT, Inc 2,289
654,500 AREIT, Inc 379
423,219 Arena REIT 908
1,024,593 Argosy Property Ltd 689
74,843 Armada Hoffler Properties, Inc 777
318,223 Aroundtown S.A. 697
104,065 Arriyadh Development Co 563
74,479 Artis Real Estate Investment Trust 512
1,124,100 Ascendas India Trust 819
3,683,563 Ascendas REIT 6,871
2,387,904 Ascott Trust 1,620
28,671 *,e Ashford Hospitality Trust, Inc 195
2,834,700 Asian Property Development PCL (Foreign) 712
3,345,110 Assura Group Ltd 2,002
54,881 Atrium Ljungberg AB 677
390,464 AvalonBay Communities, Inc 71,920
1,762,661 Axis Real Estate Investment Trust 718
8,858,708 Ayala Land, Inc 3,439
4,761,352 *,† AZ BGP Holdings 12
8,399 Azrieli Group 573
10,549,900 Bangkok Land PCL 273
2,339,863 Barwa Real Estate Co 2,197
15,500 Big Shopping Centers Ltd 1,725
401,634 Big Yellow Group plc 4,753
5,522 Blue Square Real Estate Ltd 335
14,100 Bluerock Residential Growth REIT, Inc 377
991,504 BMO Commercial Property Trust Ltd 884
24,236 Boardwalk REIT 812
116,753 Boston Properties, Inc 8,753
943,000 BR Malls Participacoes S.A. 1,648
229,100 BR Properties S.A. 353
114,264 BraeMar Hotels & Resorts, Inc 491
859,747 Brandywine Realty Trust 5,803
137,490 Brigade Enterprises Ltd 854
177,061 British Land Co plc 686
13,196 Brixmor Property Group, Inc 244
127,252 e Broadstone Net Lease, Inc 1,976
179,761 g Brookfield India Real Estate Trust 715
21,481 Brt Realty Trust 436
29,199 BSR Real Estate Investment Trust 409
8,595,400 * Bumi Serpong Damai Tbk PT 510
656,968 Bunnings Warehouse Property Trust 1,562
663,000 C&D International Investment Group Ltd 1,690
642,000 C&D Property Management Group Co Ltd 304
59,797 CA Immobilien Anlagen AG. 1,778
5,964,862 e Cambridge Industrial Trust 1,468
49,746 Camden Property Trust 5,942

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
174,659 Canadian Apartment Properties REIT $ 5,323
1,207,512 Capital & Counties Properties 1,433
2,872,688 Capitaland Investment Ltd 6,911
5,512,911 CapitaMall Trust 7,333
1,399,287 CapitaRetail China Trust 1,011
68,003 CareTrust REIT, Inc 1,232
97,657 Carmila S.A. 1,309
315,767 e Castellum AB 3,538
44,539 Catena AB 1,322
1,219,000 Cathay Real Estate Development Co Ltd 615
40,788 CBL & Associates Properties, Inc 1,045
315,968 CBRE Group, Inc 21,331
1,023,168 CDL Hospitality Trusts 828
616,958 Cencosud Shopping S.A. 644
11,409 Centerspace 768
2,442,000 Central China Management Co Ltd 217
392,000 Central China New Life Ltd 124
2,312,982 Central Pattana PCL 3,978
934,695 Centuria Capital Group 918
1,256,437 Centuria Industrial REIT 2,091
808,944 Centuria Office REIT 753
2,972,806 Champion Real Estate Investment Trust 1,048
815,994 Charter Hall Education Trust 1,596
576,369 Charter Hall Group 4,250
1,635,356 Charter Hall Long Wale REIT 4,177
37,813 * Chatham Lodging Trust 373
1,221,000 *,†,e China Aoyuan Group Ltd 138
2,229,156 China Jinmao Holdings Group Ltd 453
1,246,000 China Merchants Land Ltd 86
569,927
China Merchants Shekou Industrial Zone Holdings
Co Ltd 1,313
1,134,000 China Overseas Grand Oceans Group Ltd 418
3,463,786 China Overseas Land & Investment Ltd 9,011
510,119 China Overseas Property Holdings Ltd 442
3,704,602 China Resources Land Ltd 14,511
802,000 g China Resources Mixc Lifestyle Services Ltd 3,061
2,164,000 China SCE Group Holdings Ltd 140
6,046,000 e China South City Holdings Ltd 310
2,180,038 China Vanke Co Ltd 3,945
727,715 China Vanke Co Ltd (Class A) 1,828
547,000 Chinese Estates Holdings Ltd 143
226,251 Choice Properties REIT 2,062
213,000 Chong Hong Construction Co 490
52,128 Cibus Nordic Real Estate AB 679
439,553 City Developments Ltd 2,317
33,345 City Office REIT, Inc 332
100,983 e Citycon Oyj 632
624,894 e Civitas Social Housing plc 456
2,064,301 CK Asset Holdings Ltd 12,393
2,865 Clipper Realty, Inc 20
192,444 CLS Holdings plc 300
36,854 e Cofinimmo 3,061
41,985 Colliers International Group, Inc 3,848
374,000 *,† Colour Life Services Group 22
788 Comforia Residential REIT, Inc 1,796
1,793,194 Commercial Real Estate Co KSC 573
35,452 Community Healthcare Trust, Inc 1,161
42,590 *,e Compass, Inc 99
380,100 Concentradora Fibra Danhos S.A. de C.V. 457
847,083 e Corem Property Group AB 637
762,600 e Corp Inmobiliaria Vesta SAB de C.V. 1,421

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
76,722 Corporate Office Properties Trust $ 1,782
2,156,000 *,e Cosmopolitan International Holdings Ltd 310
9,671,898 e Country Garden Holdings Co Ltd 2,234
2,115,400 Country Garden Services Holdings Co Ltd 3,089
118,968 Cousins Properties, Inc 2,778
769 CRE Logistics REIT, Inc 1,106
87,804 Crombie Real Estate Investment Trust 906
495,000 Cromwell European Real Estate Investment Trust 868
1,755,254 Cromwell Group 755
826,575 Crown Castle International Corp 119,481
51,005 CT Real Estate Investment Trust 554
14,566 e CTO Realty Growth, Inc 273
204,895 CubeSmart 8,208
306,398 * Cushman & Wakefield plc 3,508
439,992 Custodian Reit plc 484
66,522 Daito Trust Construction Co Ltd 6,223
559,881 Daiwa House Industry Co Ltd 11,384
2,323 Daiwa House REIT Investment Corp 4,852
356 Daiwa Office Investment Corp 1,656
2,104 Daiwa Securities Living Investments Corp 1,668
379,736 * Dar Al Arkan Real Estate Development Co 1,600
218,045 Derwent London plc 4,919
137,329 Deutsche Annington Immobilien SE 2,964
14,841 Deutsche Euroshop AG. 334
1,059,000 Dexin China Holdings Co Ltd 188
268,068 Dexus Industria REIT 405
583,382 Dexus Property Group 2,902
158,353 DiamondRock Hospitality Co 1,189
90,819 DIC Asset AG. 688
940,600 e Digital Core REIT Management Pte Ltd 655
183,051 Digital Realty Trust, Inc 18,155
77,060 e DigitalBridge Group, Inc 964
105,397 Dios Fastigheter AB 665
447,355 Diversified Healthcare Trust 443
705,531 DLF Ltd 3,064
112,074 *,e Doma Holdings, Inc 49
87,636 Dongwon Development Co Ltd 197
241,222 Douglas Elliman, Inc 989
67,231 Douglas Emmett, Inc 1,205
178,661 Dream Industrial Real Estate Investment Trust 1,388
29,963 Dream Office Real Estate Investment Trust 353
27,598 DREAM Unlimited Corp 491
807,182 Duke Realty Corp 38,906
437,000 *,† Eagle Hospitality Trust 4
67,817 Easterly Government Properties, Inc 1,069
71,197 EastGroup Properties, Inc 10,277
31,072 Electra Real Estate Ltd 415
330,411 * Emaar Economic City 859
4,682,167 Emaar Properties PJSC 7,347
510,948 Embassy Office Parks REIT 2,169
2,390,786 Emlak Konut Gayrimenkul Yatiri 492
102,926 Empire State Realty Trust, Inc 675
737,423 Empiric Student Property plc 706
76,487 e,g Entra ASA 714
194,146 EPR Properties 6,962
96,224 Equinix, Inc 54,736
1,062,235 Equites Property Fund Ltd 945
80,612 Equity Commonwealth 1,964
1,220,788 Equity Lifestyle Properties, Inc 76,714
424,077 Equity Residential 28,506
6,505,200 g ESR Cayman Ltd 16,363

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
165,984 ESR Kendall Square REIT Co Ltd $ 583
559,541 Essential Properties Realty Trust, Inc 10,883
48,776 Essex Property Trust, Inc 11,815
51,182 Eurocommercial Properties NV 1,013
954,000 e Ever Sunshine Lifestyle Services Group Ltd 352
443,000
Excellence Commercial Property & Facilities
Management Group Ltd 155
70,929 e eXp World Holdings Inc 795
421,539 Extra Space Storage, Inc 72,804
321,547 e Fabege AB 2,184
1,481,995 Far East Consortium 331
1,200,305 Far East Hospitality Trust 487
343,000 Farglory Land Development Co Ltd 619
35,054 e Farmland Partners, Inc 444
778,153 * Fastighets AB Balder 3,106
99,435 Federal Realty Investment Trust 8,961
3,408,497 Fibra Uno Administracion S.A. de C.V. 3,508
3,185,200 Filinvest REIT Corp 337
154,765 First Capital Real Estate Investment Trust 1,694
192,357 First Industrial Realty Trust, Inc 8,620
48,686 FirstService Corp 5,795
3,963 Fonciere Des Regions 191
12,466 * Forestar Group, Inc 140
1,130,716 Fortress REIT Ltd 256
1,428,853 Fortress REIT Ltd (Class A) 707
2,093,000 Fortune Real Estate Investment Trust 1,525
73,318 Four Corners Property Trust, Inc 1,774
76,880 Franklin Street Properties Corp 202
1,131,177 Frasers Centrepoint Trust 1,706
924,500 e Frasers Hospitality Trust 309
3,864,445 Frasers Logistics & Industrial Trust 3,299
550 Frontier Real Estate Investment Corp 2,028
4,953 * FRP Holdings, Inc 269
779 Fukuoka REIT Corp 908
343,525 Gaming and Leisure Properties, Inc 15,198
597,000 *,e Ganglong China Property Group Ltd 182
99,914 Gazit Globe Ltd 467
548,653 GDI Property Group 282
8,144 Gecina S.A. 638
219,264 Gemdale Corp 355
8,196,000 Gemdale Properties and Investment Corp Ltd 552
30,625 Getty Realty Corp 824
7,795 Gladstone Commercial Corp 121
14,208 e Gladstone Land Corp 257
45,383 Global Medical REIT, Inc 387
77,946 Global Net Lease, Inc 830
1,137 Global One Real Estate Investment Corp 861
698 GLP J-Reit 774
138,559 * Godrej Properties Ltd 2,012
55,080 e Goldcrest Co Ltd 633
1,722,070 Goodman Group 17,405
1,182,571 Goodman Property Trust 1,322
2,004,186 GPT Group 4,933
961,992 Grainger plc 2,464
130,619 Grand City Properties S.A. 1,294
133,810 Granite REIT 6,458
2,028,752 Great Portland Estates plc 9,892
1,056,000 Greenland Hong Kong Holdings Ltd 73
1,040,822 Greentown China Holdings Ltd 1,953
1,802,379 Greentown Service Group Co Ltd 1,191
327,011 Growthpoint Properties Australia Ltd 646

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,877,129 Growthpoint Properties Ltd $ 2,525
2,084,800 e Guangzhou R&F Properties Co Ltd 350
353,003 H&R Real Estate Investment Trust 2,658
81,832 Hamborner REIT AG. 565
4,250,332 e Hammerson plc 845
1,472,442 Hang Lung Group Ltd 2,377
2,169,995 Hang Lung Properties Ltd 3,563
610 Hankyu Reit, Inc 639
419,077 Healthcare Realty Trust, Inc 8,738
638,864 Healthpeak Properties Inc 14,643
37,922 Heiwa Real Estate Co Ltd 1,039
1,096 Heiwa Real Estate REIT, Inc 1,150
137,169 Helical Bar plc 545
1,556,518 Henderson Land Development Co Ltd 4,359
58,873 Hersha Hospitality Trust 470
1,121,065 Highwealth Construction Corp 1,375
3,673 Highwoods Properties, Inc 99
188,610 Home Consortium 536
1,065,942 Home Reit plc 1,081
2,148,756 HomeCo Daily Needs REIT 1,540
1,317,562 Hongkong Land Holdings Ltd 5,789
1,024,516 e Hopson Development Holdings Ltd 1,073
317 Hoshino Resorts REIT, Inc 1,473
1,236,744 Host Hotels and Resorts, Inc 19,640
31,265 * Howard Hughes Corp 1,732
331,000 Huaku Development Co Ltd 943
108,947 Hudson Pacific Properties 1,193
148,967 Hufvudstaden AB (Series A) 1,632
269,283 Hulic Co Ltd 1,984
1,799 Hulic Reit, Inc 2,059
410,236 Hyprop Investments Ltd 779
761,696 Hysan Development Co Ltd 1,917
43,477 Icade 1,619
313,725 Ichigo Holdings Co Ltd 646
1,449 Ichigo Real Estate Investment Corp 856
3,086,500 IGB Real Estate Investment Trust 1,065
326,900 Iguatemi S.A. 170
265,700 Iguatemi S.A. 1,003
5,630 e Immobel S.A. 246
67,155 Immobiliare Grande Distribuzione SIIQ S.p.A 183
41,454 e IMMOFINANZ AG. 507
370,937 Impact Healthcare Reit plc 425
185,294 Independence Realty Trust, Inc 3,100
556,060 * Indiabulls Real Estate Ltd 526
4,146 Indus Realty Trust, Inc 217
2,275 Industrial & Infrastructure Fund Investment Corp 2,578
783,418 Industrial Buildings Corp 2,303
313,241 Industrial Logistics Properties Trust 1,723
1,626,047 Ingenia Communities Group 3,873
358,142 Inmobiliaria Colonial S.A. 1,729
24,575 Innovative Industrial Properties, Inc 2,175
58,257 g Instone Real Estate Group AG. 482
102,990 InterRent Real Estate Investment Trust 855
1,158 Intershop Holding AG. 729
26,831 e Intervest Offices 613
50,804 e InvenTrust Properties Corp 1,084
746,052 Investec Property Fund Ltd 428
19,841 Invincible Investment Corp 6,250
520,496 Invitation Homes, Inc 17,577
1,712,100 IOI Properties Group BHD 344
550,782 Irish Residential Properties REIT plc 622

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
144,309 Iron Mountain, Inc $ 6,345
519,636 * Is Gayrimenkul Yatirim Ortakligi AS 172
159,641 Israel Canada T.R Ltd 529
18,480 Israel Land Development Co Ltd 253
2,377 Isras Investment Co Ltd 435
51,554 iStar Inc 477
1,327 ITOCHU Advance Logistics Investment Corp 1,380
919,215 * IWG plc 1,288
224,042 Jadwa REIT Saudi Fund 787
1,467 Japan Excellent, Inc 1,354
13,892 Japan Hotel REIT Investment Corp 6,943
1,093 Japan Logistics Fund Inc 2,344
975 Japan Prime Realty Investment Corp 2,652
1,027 Japan Real Estate Investment Corp 4,237
4,622 Japan Retail Fund Investment Corp 3,470
3,560 JBG SMITH Properties 66
404,600 JHSF Participacoes S.A. 555
1,596,750 *,† Jiangsu Future Land Co Ltd 16
2,226,000 e Jiayuan International Group Ltd 46
182,105 Jinke Properties Group Co Ltd 54
35,463 *,e Jinmao Property Services Co Ltd 17
28,474 * Jones Lang LaSalle, Inc 4,302
214,165 JR Reit XXVII 673
1,357,329 K Wah International Holdings Ltd 421
2,718,000 †,e Kaisa Group Holdings Ltd 145
341,252 e Katitas Co Ltd 7,598
481,811 * KE Holdings, Inc (ADR) 8,441
33,000 Keihanshin Building Co Ltd 278
545 Kenedix Realty Investment Corp 2,570
1,207 Kenedix Residential Investment Corp 1,787
711 Kenedix Retail REIT Corp 1,313
191,411 Kennedy-Wilson Holdings, Inc 2,959
1,812,017 Keppel DC REIT 2,137
2,049,591 Keppel REIT 1,407
1,086,114 Keppel-KBS US REIT 596
711,500 Kerry Properties Ltd 1,349
66,116 *,e K-fast Holding AB 125
177,075 Killam Apartment Real Estate Investment Trust 1,955
114,413 Kilroy Realty Corp 4,818
1,238,296 Kimco Realty Corp 22,797
439,800 Kindom Construction Co 350
167,300 Kite Realty Group Trust 2,881
1,899,204 Kiwi Property Group Ltd 967
102,152 * Kizilbuk Gayrimenkul Yatirim Ortakligi AS. 106
24,199 Klepierre 421
166,283 e Kojamo Oyj 2,142
163,786 Korea Real Estate Investment Trust Co 156
1,499,000 * KWG Group Holdings Ltd 184
1,072,000 KWG Living Group Holdings Ltd 142
79,035 Lamar Advertising Co 6,520
83,565 * Lamda Development S.A. 447
10,561,077 Land and Houses PCL Co Reg 2,482
141,761 Land Securities Group plc 819
71,349 Lar Espana Real Estate Socimi S.A. 302
2,300 LaSalle Logiport REIT 2,573
14,710 LEG Immobilien AG. 878
647,587 Lend Lease Corp Ltd 3,702
2,437,044 Lendlease Global Commercial REIT 1,291
197,243 * Leopalace21 Corp 452
212,045 e Lexington Realty Trust 1,942
41,614 Life Storage, Inc 4,609

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
113,510 Lifestyle Communities Ltd $ 1,100
2,213,426 Link REIT 15,451
35,003,300 * Lippo Karawaci Tbk PT 229
49,100 LOG Commercial Properties e Participacoes S.A. 225
1,950,377 LondonMetric Property plc 3,800
2,140,593 g Longfor Properties Co Ltd 6,136
202,397 LOTTE Reit Co Ltd 691
29,323 LTC Properties, Inc 1,098
3,111,492 LXI REIT plc 4,295
730,721 Mabanee Co KPSC 2,032
460,587 Macerich Co 3,657
64,337 * Mack-Cali Realty Corp 732
1,144,365 Macquarie CountryWide Trust 2,714
1,321,000 g Macquarie Mexico Real Estate Management SA de CV 1,592
1,405,300 Mah Sing Group BHD 148
88,733 Mahindra Lifespace Developers Ltd 511
2,026,150 Manulife US Real Estate Investment Trust 858
35,779 *,†,e Mapeley Ltd 0 ^
3,118,284 Mapletree Commercial Trust 3,712
2,597,147 Mapletree Industrial Trust 4,298
3,462,187 Mapletree Logistics Trust 3,741
112,657 Marcus & Millichap, Inc 3,693
870,900 Matrix Concepts Holdings BHD 270
833,100 * MBK PCL 357
145,227 Medical Properties Trust, Inc 1,722
28,865 Mega Or Holdings Ltd 838
10,953,000 Megaworld Corp 380
30,723 Melisron Ltd 2,063
84,087 e Mercialys S.A 635
418,421 Merlin Properties Socimi S.A. 3,229
270,545 Mid-America Apartment Communities, Inc 41,953
383,000 e,g Midea Real Estate Holding Ltd 359
212,600 g Mindspace Business Parks REIT 950
23,212 g Minto Apartment Real Estate REIT NPV 217
2,090 Mirai Corp 710
4,144,325 Mirvac Group 5,163
2,578,144 Mitsubishi Estate Co Ltd 33,970
579 Mitsubishi Estate Logistics REIT Investment Corp 1,808
957,353 Mitsui Fudosan Co Ltd 18,238
999 Mitsui Fudosan Logistics Park, Inc 3,419
8,218 e Mobimo Holding AG. 1,785
13,957 Montea C.V.A 1,054
10,426 Morguard Corp 823
25,991 Morguard North American Resid 289
1,961 Mori Hills REIT Investment Corp 2,123
378 Mori Trust Hotel Reit, Inc 347
1,031 Mori Trust Sogo Reit, Inc 982
1,153,400 MREIT, Inc 276
341,000 Multiplan Empreendimentos Imobiliarios S.A. 1,528
21,648 *,†,e Nam Tai Property, Inc 91
33,066 National Health Investors, Inc 1,869
1,190,146 * National Real Estate Co KPSC 514
87,007 National Retail Properties, Inc 3,468
296,993 National Storage Affiliates Trust 12,349
2,763,765 National Storage REIT 3,980
2,428,000 Neo-China Land Group Holdings Ltd 186
526,674 NEPI Rockcastle NV 2,345
21,640 NESCO Ltd 150
206,596 e NETSTREIT Corp 3,679
1,576,193 New World Development Co Ltd 4,477
336,449 Newmark Group, Inc 2,712

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
46,276 e Nexity $ 939
64,278 NexPoint Residential Trust, Inc 2,970
32,398 Nexus Real Estate Investment Trust 196
614 Nippon Accommodations Fund, Inc 2,785
1,518 Nippon Building Fund, Inc 6,680
2,208 Nippon ProLogis REIT, Inc 4,841
538 NIPPON REIT Investment Corp 1,371
77,225 Nomura Real Estate Holdings, Inc 1,744
4,376 Nomura Real Estate Master Fund, Inc 4,837
141,959
NorthWest Healthcare Properties Real Estate
Investment Trust 1,089
23,512 NSI NV 558
197,446 Nyfosa AB 1,140
160,963 Oberoi Realty Ltd 1,803
35,807 Office Properties Income Trust 503
76,432 Omega Healthcare Investors, Inc 2,254
13,416 e One Liberty Properties, Inc 282
284 One REIT, Inc 517
381,264 *,e Opendoor Technologies, Inc 1,186
1,126,700 Origin Property PCL 299
196,633 e Orion Office REIT, Inc 1,721
3,351 Orix JREIT, Inc 4,286
2,709,274 OUE Commercial Real Estate Investment Trust 640
561,307 Outfront Media, Inc 8,526
726,822 e Overseas Union Enterprise Ltd 658
21,821,200 Pakuwon Jati Tbk PT 645
110,654 * Pandox AB 1,172
876,068 Paramount Group, Inc 5,458
98,434 Park Hotels & Resorts, Inc 1,108
480,324 Parkway Life Real Estate Investment Trust 1,414
604,487 Parque Arauco S.A. 525
54,101 Patrizia Immobilien AG. 559
11,139 e Peach Property Group AG. 255
406,779 Pebblebrook Hotel Trust 5,902
118,904 * PEXA Group Ltd 1,022
247,103 e Phillips Edison & Co, Inc 6,931
116,917 Phoenix Mills Ltd 1,997
169,253 e Physicians Realty Trust 2,546
672,594 Picton Property Income Ltd 641
234,645 e Piedmont Office Realty Trust, Inc 2,478
1,047,800 PLA Administradora Industrial S de RL de C.V. 1,391
73,146 Platzer Fastigheter Holding AB 439
475,943 Plaza S.A. 384
66,573 Plymouth Industrial REIT, Inc 1,119
2,571,000 Poly Hong Kong Investment Ltd 456
865,162 Poly Real Estate Group Co Ltd 2,193
8,402 e Postal Realty Trust, Inc 123
139,558 PotlatchDeltic Corp 5,727
184,500 Powerlong Commercial Management Holdings Ltd 77
1,453,000 e Powerlong Real Estate Holdings Ltd 147
8,919 Prashkovsky Investments and Construction Ltd 252
1,649,011 Precinct Properties New Zealand Ltd 1,197
1,714 Premier Investment Co 1,752
163,911 Prestige Estates Projects Ltd 901
116,728 Primaris REIT 1,081
1,681,060 Primary Health Properties plc 2,130
787,300 Prime US REIT 424
1,247,000 Prince Housing & Development Corp 436
578,500 ProLogis Property Mexico S.A. de C.V. 1,470
2,288,638 Prologis, Inc 232,526
3,434 * Property & Building Corp 269

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,622,000 Prosperity REIT $ 411
636,512 PRS REIT PLC 667
750,400 Pruksa Holding PCL 238
58,617 PSP Swiss Property AG. 5,860
11,402,900 PT Ciputra Development Tbk 711
16,315,400 *,† PT Hanson International Tbk 0 ^
160,406 Public Storage, Inc 46,968
7,848,000 Quality House PCL 445
1,073,000 e Radiance Holdings Group Co Ltd 465
116,474 Rayonier, Inc 3,491
14,908 Re/Max Holdings, Inc 282
93,890 *,e Real Matters, Inc 323
86,677 * Realogy Holdings Corp 703
147,486 Realty Income Corp 8,584
1,246,000 *,e,g Redco Properties Group Ltd 279
8,321,523 Redefine Properties Ltd 1,632
13,508 *,e Redfin Corp 79
1,249,000 e Redsun Properties Group Ltd 132
454,575 Regency Centers Corp 24,479
492,304 g Regional REIT Ltd 351
221,227 Reit Ltd 1,121
130,128 Relo Holdings, Inc 1,972
391,837 Resilient REIT Ltd 1,038
12,144 Retail Estates NV 676
91,420 Retail Opportunities Investment Corp 1,258
1,097,339 Rexford Industrial Realty, Inc 57,062
225,163 RioCan Real Estate Investment Trust 3,035
4,833,900 RL Commercial REIT, Inc 438
123,750 RLJ Lodging Trust 1,252
75,358 RMR Group, Inc 1,785
276,000 e Road King Infrastructure 101
2,409,500 Robinsons Land Corp 675
680,500 e Ronshine China Holdings Ltd 46
100,602 RPT Realty 761
1,292,708 Ruentex Development Co Ltd 2,078
463,273 e Rural Funds Group 679
49,086 Ryman Hospitality Properties 3,612
467,699 Sabra Healthcare REIT, Inc 6,136
7,941 e Safehold, Inc 210
690,792 Safestore Holdings plc 6,429
202,140 Sagax AB 3,328
180,259 e Samhallsbyggnadsbolaget i - D 272
1,285,996 e Samhallsbyggnadsbolaget i Norden AB 1,400
28,330 SAMTY Co Ltd 441
644 Samty Residential Investment Corp 541
14,744,900 Sansiri PCL 448
1,375,800 e Sasseur Real Estate Investment Trust 675
180,648 * Saudi Real Estate Co 595
2,913 e Saul Centers, Inc 109
175,888 Savills plc 1,544
107,388 SBA Communications Corp 30,568
1,735,300 SC Asset Corp PCL 170
656,000 e SCE Intelligent Commercial Management Holdings Ltd 138
5,384,186 Scentre Group 8,797
1,727,461 Seazen Group Ltd 402
109,898 Seazen Holdings Co Ltd 270
238,923 Segro plc 1,994
4,855 Sekisui House Reit, Inc 2,729
246,510 Sella Capital Real Estate Ltd 595
47,834 Selvaag Bolig ASA 139
31,512 *,e Seritage Growth Properties 284

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,014,310 Service Properties Trust $ 5,264
261,256 e Shaftesbury plc 1,067
538,192
Shanghai Jinqiao Export Processing Zone Development
Co Ltd 478
74,237 Shanghai Lingang Holdings Corp Ltd 123
1,704,892
Shanghai Lujiazui Finance & Trade Zone Development
Co Ltd 1,334
110,349
Shanghai Zhangjiang High-Tech Park Development
Co Ltd 161
3,292,000 Shenzhen Investment Ltd 499
928,370 *,†,e Shimao Property Holdings Ltd 390
1,155,000 *,e,g Shimao Services Holdings Ltd 244
1,962,121 Shopping Centres Australasia Property Group 2,959
3,010,000 Shoucheng Holdings Ltd 453
9,158,000 Shui On Land Ltd 931
1,513,469 * Shun TAK Holdings Ltd 211
33,148 Shurgard Self Storage Europe Sarl 1,348
2,844,400 Sime Darby Property BHD 275
878,799 Simon Property Group, Inc 78,872
3,292,000 * Singha Estate PCL 158
3,662,648 Sino Land Co 4,818
3,721,000 Sino-Ocean Land Holdings Ltd 389
311,000 Sinyi Realty Co 285
1,428,778 Sirius Real Estate Ltd 1,128
530,778 SITE Centers Corp 5,685
12,278 SK D&D Co Ltd 190
80,142 SK REITs Co Ltd 282
3,642,000 Skyfame Realty Holdings Ltd 16
62,428 e SL Green Realty Corp 2,507
90,791 Slate Grocery REIT 864
13,489,988 SM Prime Holdings 6,913
77,259 SmartCentres Real Estate Investment Trust 1,451
48,906 Sobha Ltd 386
2,531,500 *,e Soho China Ltd 402
778 SOSiLA Logistics REIT, Inc 813
1,878,400 SP Setia BHD 232
48,250 Sparkassen Immobilien AG. 1,073
1,116,658 SPH REIT 699
297,429 Spirit Realty Capital, Inc 10,755
11,100 * SRE Holdings Corp 241
4,350 St. Joe Co 139
444,579 STAG Industrial, Inc 12,639
2,693 Star Asia Investment Corp 1,041
1,749,029 Starhill Global REIT 656
35,800 Starts Corp, Inc 649
279 Starts Proceed Investment Corp 487
980,200 Stockland Trust Group 2,051
1,214,646 StorageVault Canada, Inc 4,889
423,043 STORE Capital Corp 13,254
5,060 e Stratus Properties, Inc 118
201,806 Sumitomo Realty & Development Co Ltd 4,589
11,220,400 Summarecon Agung Tbk PT 437
988,476 Summit Hotel Properties, Inc 6,643
106,885 Summit Industrial Income REIT 1,324
44,998 Summit Real Estate Holdings Ltd 629
216,888 Sun Communities, Inc 29,351
92,580 Sun Frontier Fudousan Co Ltd 715
1,476,123 Sun Hung Kai Properties Ltd 16,291
3,507,197 *,†,e Sunac China Holdings Ltd 1,023
1,253,000 e,g Sunac Services Holdings Ltd 312
1,266,000 Sunlight Real Estate Investment Trust 485
164,038 Sunstone Hotel Investors, Inc 1,545

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,777,800 Suntec Real Estate Investment Trust $ 2,954
68,117 Sunteck Realty Ltd 349
2,217,700 Sunway Real Estate Investment 670
2,711,200 Supalai PCL 1,356
1,601,993 e Supermarket Income Reit plc 1,911
496,628 Swire Pacific Ltd (Class A) 3,712
1,166,171 Swire Properties Ltd 2,509
86,112 Swiss Prime Site AG. 6,859
218,619 TAG Tegernsee Immobilien und Beteiligungs AG. 1,745
640 Takara Leben Real Estate Investment Corp 455
1,144,410 Talaat Moustafa Group 429
13,577 Tanger Factory Outlet Centers, Inc 186
757,096 Target Healthcare REIT plc 773
17,517 * Tejon Ranch Co 252
70,312 Terreno Realty Corp 3,726
19,271 *,e TKP Corp 348
41,480 TOC Co Ltd 203
302,393 Tokyo Tatemono Co Ltd 4,303
745,800 Tokyu Fudosan Holdings Corp 3,873
1,076 Tokyu REIT, Inc 1,467
35,643 Tosei Corp 341
1,241 * Transcontinental Realty Investors, Inc 50
317,182 Tricon Capital Group, Inc 2,744
10,919,749 Tritax Big Box REIT plc 16,479
8,470,779 g Tritax EuroBox plc 5,979
13,536 UDR, Inc 565
926,757 UK Commercial Property REIT Ltd 618
11,236 UMH Properties, Inc 181
3,724 * Unibail-Rodamco-Westfield 157
10,941 * Unibail-Rodamco-Westfield 453
560,452 Unite Group plc 5,321
2,145,152 United Development Co PSC 840
4,683 United Urban Investment Corp 4,854
179,616 Uniti Group, Inc 1,248
1,994 e Universal Health Realty Income Trust 86
497,833 UOL Group Ltd 2,290
85,842 Urban Edge Properties 1,145
657,100 e Urban Logistics REIT plc 950
23,860 Urstadt Biddle Properties, Inc (Class A) 370
15,203 Vastned Retail NV 301
518,988 Ventas, Inc 20,848
12,048 e VGP NV 1,149
1,091,354 VICI Properties, Inc 32,577
3,987,621 Vicinity Centres 4,446
3,131,000 Vista Land & Lifescapes, Inc 86
6,627 e Vornado Realty Trust 153
943,759 Vukile Property Fund Ltd 644
430,743 * Wallenstam AB 1,566
494,674 e Warehouse REIT plc 597
351,023 Warehouses De Pauw CVA 8,621
76,473 Washington REIT 1,343
264,558 Watkin Jones plc 447
1,343,001 Waypoint REIT 2,038
536,855 Welltower, Inc 34,531
39,458 Wereldhave NV 451
110,321 *,e WeWork, Inc 292
638,383 Weyerhaeuser Co 18,232
10,180,400 WHA Corp PCL 946
1,454,606 Wharf Holdings Ltd 4,652
1,748,897 Wharf Real Estate Investment Co Ltd 7,928
88,395 Whitestone REIT 748

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
352,719 Wihlborgs Fastigheter AB $ 2,119
173,284 Workspace Group plc 771
7,699 WP Carey, Inc 537
86,017 Xenia Hotels & Resorts, Inc 1,186
28,958 e Xior Student Housing NV 904
968,442 Yanlord Land Group Ltd 640
9,050 YH Dimri Construction & Development Ltd 612
534,000 e Yincheng International Holding Co Ltd 134
465,000 YTL Hospitality REIT 89
1,738,426 Yuexiu Property Co Ltd 2,095
2,965,000 Yuexiu Real Estate Investment Trust 641
455,000 Yuexiu Services Group Ltd 167
2,642,000 e Yuzhou Group Holdings Co Ltd 84
643,000 *,e Zensun Enterprises Ltd 133
306,700 Zhejiang China Commodities City Group Co Ltd 192
911,000 Zhongliang Holdings Group Co Ltd 64
2,662,000 * Zhuguang Holdings Group Co Ltd 339
49,944 * Zillow Group, Inc (Class A) 1,430
133,609 *,e Zillow Group, Inc (Class C) 3,823
TOTAL REAL ESTATE 2,848,047
RETAILING - 5.2%
21,175 * 1-800-FLOWERS.COM, Inc (Class A) 137
20,697 * 1stdibs.com, Inc 130
24,142 Aaron's Co, Inc 235
40,500 ABC-Mart, Inc 1,747
36,943 * Abercrombie & Fitch Co (Class A) 574
44,838 *,e About You Holding SE 216
3,662,236 Abu Dhabi National Oil Co for Distribution PJSC 4,427
182,029 Academy Sports & Outdoors, Inc 7,678
452,710 Accent Group Ltd 370
8,269,500 Ace Hardware Indonesia Tbk PT 331
27,330 Adastria Holdings Co Ltd 406
407,628 Advance Auto Parts, Inc 63,729
2,739 *,e aka Brands Holding Corp 4
23,410,644 * Alibaba Group Holding Ltd 233,623
156,762 * Alibaba Group Holding Ltd (ADR) 12,539
3,445,829 * Alibaba Health Information Technology Ltd 1,570
406,282 *,g Allegro.eu S.A. 1,748
1,256,200 AllHome Corp 70
18,490 e Alpen Co Ltd 264
17,671,633 *,n Amazon.com, Inc 1,996,895
115,975 American Eagle Outfitters, Inc 1,128
23,549,153 Americanas S.A. 74,127
4,690 * America's Car-Mart, Inc 286
518,472 *,e AO World plc 250
41,300 e AOKI Holdings, Inc 202
189,125 e AP Eagers Ltd 1,329
4,060,000 *,e Apollo Future Mobility Group Ltd 114
26,203 *,e,g Aramis Group SAS 109
23,222 Arata Corp 659
32,276 Arc Land Sakamoto Co Ltd 324
108,718 * Aritzia, Inc 3,572
196,891 Arko Corp 1,849
12,863 * Asbury Automotive Group, Inc 1,944
257,928 ASKUL Corp 2,655
87,010 *,e ASOS plc 547
350,366 * Auction Technology Group plc 2,770
104,711 *,g Auto1 Group SE 655
65,488 Autobacs Seven Co Ltd 633
29,737 * AutoCanada, Inc 487

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
80,137 * Autonation, Inc $ 8,164
18,105 * AutoZone, Inc 38,780
3,271,142 B&M European Value Retail S.A. 11,126
36,799 g B&S Group Sarl 162
1,385,686 *,e Baozun, Inc (ADR) 8,702
414,971 Bapcor Ltd 1,620
89,602 *,e BARK, Inc 163
44,141 Bath & Body Works, Inc 1,439
27,386 *,e Bed Bath & Beyond, Inc 167
56,805 e Belluna Co Ltd 274
1,245,000 Berjaya Auto BHD 500
176,077 Best Buy Co, Inc 11,153
151,828 *,e BHG Group AB 194
133,300 e BIC CAMERA, Inc 1,137
17,948 e Big 5 Sporting Goods Corp 193
22,056 e Big Lots, Inc 344
25,154 * Bike24 Holding AG. 60
94,517 Bilia AB 1,078
1,235,007 *,e boohoo.com plc 495
172,958 * Boot Barn Holdings, Inc 10,111
63,150 *,e,g Boozt AB 329
1,715 * Boxed, Inc 2
34,352 Buckle, Inc 1,088
5,282 Build-A-Bear Workshop, Inc 70
314,995 * Burlington Stores, Inc 35,245
4,261 Caleres, Inc 103
86,209 Camping World Holdings, Inc 2,183
69,377 Canadian Tire Corp Ltd 7,385
299,746 *,e CarMax, Inc 19,789
562,385 * CarParts.com, Inc 2,908
25,888 * Cartrade Tech Ltd 194
93,179 *,e Carvana Co 1,892
15,844 Cato Corp (Class A) 151
196,670 e Ceconomy AG 229
2,038,265 Central Retail Corp PCL 2,122
637,588 * Chico's FAS, Inc 3,086
239,391 * Children's Place, Inc 7,395
984,000 e China Harmony New Energy Auto Holding Ltd 188
367,941 China International Travel Service Corp Ltd 10,166
450,629 China Meidong Auto Holdings Ltd 713
352,000 e China Tobacco International HK Co Ltd 366
59,600 *,g China Tourism Group Duty Free Corp Ltd 1,498
2,017,800 Chow Tai Fook Jewellery Group Ltd 3,792
6,629 * Citi Trends, Inc 103
253,212 *,e City Chic Collective Ltd 211
45,324 e Clas Ohlson AB (B Shares) 271
1,315,300 Com7 PCL (Foreign) 1,003
11,705 *,e Conn's, Inc 83
331,273 * Container Store Group, Inc 1,623
442,305 *,e ContextLogic, Inc 325
848,939 * Coupang, Inc 14,152
9,358 Cuckoo Homesys Co Ltd 183
78,200 * Dada Nexus Ltd (ADR) 370
154,346 e DCM Holdings Co Ltd 1,258
62,940 Delek Automotive Systems Ltd 850
1,055,975 *,g Deliveroo plc 999
177,615 *,e,g Delivery Hero AG. 6,488
38,200 *,e Demae-Can Co Ltd 145
260,289 Designer Brands, Inc 3,985
25,145 * Destination XL Group, Inc 136
2,392 e Dick's Sporting Goods, Inc 250

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
27,113 e Dieteren S.A. $ 3,820
557 e Dillard's, Inc (Class A) 152
1,324,337 Dixons Carphone plc 831
1,123,946 Dogan Sirketler Grubu Holdings 291
1,066,760 Dohome PCL 376
234,844 Dollar General Corp 56,330
212,422 * Dollar Tree, Inc 28,911
808,291 Dollarama, Inc 46,402
423,332 Don Quijote Co Ltd 7,468
224,271 * DoorDash, Inc 11,090
24,400 Doshisha Co Ltd 244
165,390 *,e Dufry Group 5,021
6,418 *,e Duluth Holdings, Inc 45
136,050 Dunelm Group plc 1,109
84,152 g Dustin Group AB 332
917,590 eBay, Inc 33,777
80,878 e EDION Corp 658
131,832 * Etsy, Inc 13,200
190,659 g Europris ASA 954
47,927 *,e EVgo, Inc 379
56,409 *,e Express Parent LLC 61
936,000 Far Eastern Department Stores Co Ltd 573
25,934 *,e Farfetch Ltd 193
36,490 Fast Retailing Co Ltd 19,338
47,124 * Fawaz Abdulaziz Al Hokair & Co 232
30,262 Fielmann AG. 971
55,486 * Five Below, Inc 7,639
38,128 *,e Fiverr International Ltd 1,166
95,028 * Floor & Decor Holdings, Inc 6,677
18,781 Fnac Darty SA 519
62,641 Foot Locker, Inc 1,950
378,345 Foschini Ltd 2,459
9,832 Fox Wizel Ltd 1,113
4,800 Franchise Group, Inc 117
216,192 * Frasers Group plc 1,620
298,596 * Funko, Inc 6,038
37,384 * Future Enterprises Ltd 2
211,062 *,e GameStop Corp (Class A) 5,304
440,327 e Gap, Inc 3,615
26,345 * Genesco, Inc 1,036
37,817 Genuine Parts Co 5,647
27,500 Geo Holdings Corp 337
193,055 * Global Fashion Group S.A. 210
21,560 * Go Fashion India Ltd 347
15,205,000 *,e GOME Electrical Appliances Holdings Ltd 283
11,486 Group 1 Automotive, Inc 1,641
16,121 *,e Groupon, Inc 128
46,537 *,e GrowGeneration Corp 163
115,800 Grupo SBF S.A. 432
5,835 e Guess?, Inc 86
61,400 Gulliver International Co Ltd 371
606,244 Halfords Group plc 892
104,425 Hankyu Department Stores, Inc 797
689,018 e Harvey Norman Holdings Ltd 1,782
11,974 e Haverty Furniture Cos, Inc 298
5,008,000 *,e HengTen Networks Group Ltd 1,063
834,004 e Hennes & Mauritz AB (B Shares) 7,710
3,577 Hibbett Sports, Inc 178
19,822 Hikari Tsushin, Inc 2,328
1,779,017 Home Depot, Inc 490,902
6,288,467 Home Product Center PCL 2,239

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
683,000 Hong Kong Television Network Ltd $ 417
11,971 Hornbach Holding AG. & Co KGaA 751
330,482 Hotai Motor Co Ltd 5,924
34,725 Hotel Shilla Co Ltd 1,727
301,100 Hour Glass Ltd 438
2,285,000 *,† Hsin Chong Group Holdings Ltd 3
17,908 Hyundai Department Store Co Ltd 676
7,319 Hyundai Home Shopping Network Corp 242
722,428 Inchcape plc 5,470
1,029,559 e Industria De Diseno Textil S.A. 21,247
409,700 Isetan Mitsukoshi Holdings Ltd 3,475
39,800 e Izumi Co Ltd 858
295,800 J Front Retailing Co Ltd 2,407
68,256 Jarir Marketing Co 3,016
146,383 JB Hi-Fi Ltd 3,543
817,000 *,g JD Health International, Inc 4,654
2,696,571 JD Sports Fashion plc 2,971
3,903,060 JD.com, Inc 98,467
16,142 JINS Holdings, Inc 479
9,454 JOANN, Inc 63
19,720 Joshin Denki Co Ltd 259
59,974 Joyful Honda Co Ltd 741
123,455 JUMBO S.A. 1,644
199,777 *,g Just Eat Takeaway.com NV 3,099
16,493 * K Car Co Ltd 156
36,842 e Kamux Corp 190
45,687 Keiyo Co Ltd 287
292,897 Kering 129,914
256,276 Kingfisher plc 624
13,000 *,e Kintetsu Department Store Co Ltd 215
114,767 *,e Kogan.com Ltd 221
67,186 Kohl's Corp 1,690
62,705 Kohnan Shoji Co Ltd 1,466
121,452 Komeri Co Ltd 2,319
28,068 * Koreacenter Co Ltd 92
192,428 K's Holdings Corp 1,587
11,303 * Lands' End, Inc 87
144,335 *,e Leslie's, Inc 2,123
540,500 * Lifestyle International Holdings Ltd 313
24,044 * Liquidity Services, Inc 391
22,024 Lithia Motors, Inc (Class A) 4,725
68,381 LKQ Corp 3,224
290,700 Lojas Quero Quero S 314
1,112,180 Lojas Renner S.A. 5,742
13,687 LOTTE Himart Co Ltd 123
13,357 Lotte Shopping Co Ltd 801
70,781 e Lovisa Holdings Ltd 958
1,371,830 Lowe's Companies, Inc 257,643
473,561 Luk Fook Holdings International Ltd 1,118
704 *,e Lulu's Fashion Lounge Holdings, Inc 3
24,817 * Lumber Liquidators, Inc 172
10,991 Macy's, Inc 172
13,863,825 * Magazine Luiza S.A. 11,514
36,517 e,g Maisons du Monde S.A. 287
517,200 *,e,g Maoyan Entertainment 358
24,562 * MarineMax, Inc 732
3,498,700 Matahari Department Store Tbk PT 882
66,359 Matas A.S. 588
4,939,935 *,g Meituan Dianping (Class B) 103,820
63,385 Mekonomen AB 522
1,878 * MercadoLibre, Inc 1,555

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
366,900 *,e Mercari, Inc $ 4,894
16,853,300 * Mitra Adiperkasa Tbk PT 1,170
50,565 Mobilezone Holding AG. 757
75,800 momo.com, Inc 1,265
36,820 Monro Muffler, Inc 1,600
268,169 * Moonpig Group plc 473
183,425 e Motus Holdings Ltd 1,163
2,253,300 g MR DIY Group M Bhd 953
289,113 Mr Price Group Ltd 2,754
244,500 *,e,g Mulsanne Group Holding Ltd 122
23,984 Murphy USA, Inc 6,593
38,168 e Musti Group Oyj 663
35,600 e Nafco Co Ltd 388
272,904 Naspers Ltd (N Shares) 33,847
122,884 *,e National Vision Holdings, Inc 4,012
26,385 Next plc 1,400
53,820 Nextage Co Ltd 1,167
80,031 e Nick Scali Ltd 472
45,335 e Nishimatsuya Chain Co Ltd 421
77,317 Nitori Co Ltd 6,488
74,724 Nojima Corp 696
12,470 e Nordstrom, Inc 209
119,010 * ODP Corp 4,183
32,100 *,e Oisix ra daichi, Inc 364
280,345 * Ollie's Bargain Outlet Holdings, Inc 14,466
8,441 * OneWater Marine, Inc 254
54,731 * O'Reilly Automotive, Inc 38,495
31,800 * Overstock.com, Inc 774
59,677 *,†,e Ozon Holdings plc (ADR) 1
389,500 Padini Holdings BHD 264
25,028 Pal Co Ltd 408
436,215 Paltac Corp 13,424
113,000 PChome Online Inc 171
22,696 Penske Auto Group, Inc 2,234
1,882,505 g Pepkor Holdings Ltd 2,160
410,500 Pet Center Comercio e Participacoes S.A. 774
34,912 e Pet Valu Holdings Ltd 878
63,686 *,e Petco Health & Wellness Co, Inc 711
4,994 e PetMed Express, Inc 97
611,714 Pets at Home Group plc 1,783
1,394,351 * Pinduoduo, Inc (ADR) 87,258
390,359 *,e,g Ping An Healthcare and Technology Co Ltd 734
35,449 Pool Corp 11,280
675,000 e,g Pop Mart International Group Ltd 1,234
68,646 *,e Porch Group, Inc 154
35,088 *,e Poshmark, Inc 550
2,915,000 Pou Sheng International Holdings Ltd 184
67,650 Poya Co Ltd 834
107,196 Premier Investments Ltd 1,544
892,268 Prosus NV 46,422
1,138,500 PTG Energy PCL (Foreign) 480
3,494,600 PTT Oil & Retail Business PCL 2,381
60,512 *,e Puuilo Oyj 284
64,474 * Quotient Technology, Inc 149
261,410 Qurate Retail Group, Inc QVC Group 525
365,265 * Rakuten, Inc 1,563
142,498 *,e RealReal, Inc 214
6,906 *,e Rent the Runway, Inc 15
116,130 Rent-A-Center, Inc 2,033
14,806 Retailors Ltd 305
5,218 *,e Revolve Group, Inc 113

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
16,540 * RH $ 4,070
255,049 Ross Stores, Inc 21,493
8,294 *,e RumbleON, Inc 140
50,053 e Rvrc Holding AB 106
426,800 e Ryohin Keikaku Co Ltd 3,571
1,497,831 *,e SA SA International Holdings Ltd 207
485,700 Sabuy Technology PCL 168
842,694 SACI Falabella 1,681
19,674 * Sally Beauty Holdings, Inc 248
65,100 e Sanrio Co Ltd 1,674
33,605 Saudi Automotive Services Co 275
20,302 Saudi Co For Hardware CJSC 181
160,681 Seria Co Ltd 2,806
191,904 Shanghai Yuyuan Tourist Mart Group Co Ltd 180
38,600 Shimamura Co Ltd 3,267
8,866 Shinsegae Co Ltd 1,417
16,910 Shinsegae International Co Ltd 316
13,962 Shoe Carnival, Inc 299
44,018 * Shopper's Stop Ltd 402
36,216 Shutterstock, Inc 1,817
35,307 Signet Jewelers Ltd 2,019
368,300 Singer Thailand PCL 375
44,934 g Sleep Country Canada Holdings, Inc 796
10,263 * Sleep Number Corp 347
66,660 *,g SMCP S.A. 333
15,109 e Sonic Automotive, Inc (Class A) 654
337,053 * Sportsman's Warehouse Holdings, Inc 2,798
4,949,044 *,e Steinhoff International Holdings NV 479
44,526 * Stitch Fix Inc 176
627,555 Super Group Ltd 873
194,730 Super Retail Group Ltd 1,107
51,535 e Synsam AB 241
4,093 Tadiran Holdings Ltd 574
172,551 Takashimaya Co Ltd 2,043
38,794 Takkt AG. 358
843,709 Target Corp 125,198
12,869 e Telepark Corp 146
107,457 *,e Temple & Webster Group Ltd 339
4,180,157 *,e THG Holdings Ltd 1,746
45,762 *,e ThredUp, Inc 84
21,700 Tile Shop Holdings, Inc 76
20,832 Tilly's, Inc 144
3,588,522 TJX Companies, Inc 222,919
60,012 e Tokmanni Group Corp 655
1,408,489 g Topsports International Holdings Ltd 985
6,758 *,e Torrid Holdings, Inc 28
101,685 Tractor Supply Co 18,901
9,848 * TravelCenters of America, Inc 531
199,141 Trent Ltd 3,453
463,273 e Truworths International Ltd 1,271
74,129 * Ulta Beauty, Inc 29,740
52,253 * Uni-Select, Inc 1,380
198,099 e United Arrows Ltd 2,498
36,007 United Electronics Co 1,047
49,590 * Urban Outfitters, Inc 974
290,173 USS Co Ltd 4,481
1,563,900 * Via S 925
1,275,472 Vibra Energia S.A. 4,079
5,370 * Victorian Plumbing PLC 2
19,950 * Victoria's Secret & Co 581
5,807,699 * Vipshop Holdings Ltd (ADR) 48,843

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
15,800 Vivid Seats, Inc $ 121
9,315 V-Mart Retail Ltd 320
98,503 *,e Volta, Inc 119
81,488 VT Holdings Co Ltd 268
10,611 * Warby Parker, Inc 142
154,439 Warehouse Group Ltd 267
66,874 *,e Wayfair, Inc 2,177
1,299,722 Wesfarmers Ltd 35,532
5,135 e Weyco Group, Inc 104
159,800 * WH Smith plc 2,107
646,531 Wickes Group plc 861
1,737,600 Wilcon Depot, Inc 945
108,702 e Williams-Sonoma, Inc 12,811
2,260 Winmark Corp 489
1,129,046 Woolworths Holdings Ltd 3,794
198,200 e Workman Co Ltd 6,278
289,183 Wuchan Zhongda Group Co Ltd 167
692,000 Xinhua Winshare Publishing and Media Co Ltd 439
4,571 *,e Xometry, Inc 260
1,252,000 * Yamada Denki Co Ltd 4,120
55,533 Yellow Hat Ltd 688
478,513 *,g Zalando SE 9,347
689,072 Zhongsheng Group Holdings Ltd 2,732
2,714,019 * Zomato Ltd 2,054
137,630 ZOZO Inc 2,755
12,769 * Zumiez, Inc 275
TOTAL RETAILING 5,067,763
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
32,055 *,e ACM Research, Inc 399
356,000 A-DATA Technology Co Ltd 577
3,768,685 * Advanced Micro Devices, Inc 238,784
44,821 * Advanced Micro-Fabrication Equipment, Inc China 678
174,000 Advanced Wireless Semiconductor Co 330
139,300 Advantest Corp 6,433
322,100 e AEM Holdings Ltd 891
137,896 Aixtron AG. 3,317
118,000 Alchip Technologies Ltd 3,189
193,020 * Allegro MicroSystems, Inc 4,218
63,325 * Alpha & Omega Semiconductor Ltd 1,948
321,007 * Alphawave IP Group plc 494
81,000 Amazing Microelectronic Corp 220
86,207 * Ambarella, Inc 4,843
437,820 Amkor Technology, Inc 7,465
23,733 * Amlogic Shanghai Co Ltd 216
333,789 *,e ams AG. 2,078
575,377 Analog Devices, Inc 80,173
43,000 Andes Technology Corp 528
119,000 AP Memory Technology Corp 567
2,474,564 Applied Materials, Inc 202,741
505,000 Ardentec Corp 660
2,354,925 ASE Technology Holding Co Ltd 5,855
61,349 ASM International NV 13,737
919,700 ASM Pacific Technology 5,575
29,231 ASMedia Technology, Inc 605
41,077 ASML Holding NV 17,061
873,906 ASML Holding NV 362,041
35,000 ASPEED Technology, Inc 1,926
3,570 *,e Atomera, Inc 36
25,279 * Axcelis Technologies, Inc 1,531
31,836 * AXT, Inc 213

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
125,843 BE Semiconductor Industries NV $ 5,387
357,000 e BOE Varitronix Ltd 642
57,208 * Borosil Renewables Ltd 403
1,251,972 Broadcom, Inc 555,888
34,961 * Camtek Ltd 809
3,823 * Ceva, Inc 100
922,500 Chang Wah Technology Co Ltd 831
11,538 *,† China Energy Savings Technology, Inc 0
75,769 China Resources Microelectronics Ltd 506
758,000 Chipbond Technology Corp 1,200
646,000 ChipMOS Technologies, Inc 608
45,016 * Cirrus Logic, Inc 3,097
35,797 * Cohu, Inc 923
98,064 *,e Credo Technology Group Holding Ltd 1,079
1,023 * CyberOptics Corp 55
589,500 D&O Green Technologies Bhd 503
69,300 * Daqo New Energy Corp (ADR) 3,678
21,092 * Diodes, Inc 1,369
19,180 Disco Corp 4,228
45,925 Dongbu HiTek Co Ltd 1,179
13,112 * Duk San Neolux Co Ltd 287
328,000 Elan Microelectronics Corp 855
331,000 Elite Semiconductor Memory Technology, Inc 658
15,133 Elmos Semiconductor AG. 570
72,000 eMemory Technology, Inc 2,549
742,000 ENNOSTAR, Inc 964
132,945 * Enphase Energy, Inc 36,888
134,804 Entegris, Inc 11,191
10,236 Eo Technics Co Ltd 414
301,595 Episil Holdings, Inc 889
134,860 Episil-Precision, Inc 306
382,157 Etron Technology, Inc 405
19,719 Eugene Technology Co Ltd 273
570,000 Everlight Electronics Co Ltd 623
660,000 Faraday Technology Corp 2,754
51,533 e Ferrotec 840
15,306 Fine Semitech Corp 115
136,404 * First Solar, Inc 18,042
147,000 Fitipower Integrated Technology, Inc 428
518,000 e Flat Glass Group Co Ltd 1,253
97,500 * Flat Glass Group Co Ltd 448
67,236 * Formfactor, Inc 1,684
215,000 Formosa Advanced Technologies Co Ltd 250
93,200 Formosa Sumco Technology Corp 398
83,000 Foxsemicon Integrated Technology, Inc 480
337,706 * GCL System Integration Technology Co Ltd 150
38,019 * GemVax & Kael Co Ltd 314
126,000 Genesys Logic, Inc 344
46,306 Gigadevice Semiconductor Beijing, Inc 607
75,000 Global Mixed Mode Technology, Inc 284
262,000 Global Unichip Corp 4,818
51,306 *,e GLOBALFOUNDRIES, Inc 2,481
260,988 Globalwafers Co Ltd 2,977
444,100 * Greatech Technology Bhd 326
352,000 Greatek Electronics, Inc 545
63,000 Gudeng Precision Industrial Co Ltd 555
13,193 HAESUNG DS Co Ltd 380
10,611 Hana Materials, Inc 210
41,134 Hana Micron, Inc 259
80,300 Hangzhou First Applied Material Co Ltd 598
42,800 Hangzhou Lion Electronics Co Ltd 273

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
91,944 Hangzhou Silan Microelectronics Co Ltd $ 412
47,327 Hanmi Semiconductor Co Ltd 351
216,000 Holtek Semiconductor, Inc 451
441,531 *,g Hua Hong Semiconductor Ltd 1,000
1,480,859 Hynix Semiconductor, Inc 84,705
20,993 * Ichor Holdings Ltd 508
118,986 * Impinj, Inc 9,522
3,142,500 Inari Amertron BHD 1,685
12,744 *,e indie Semiconductor, Inc 93
2,585,749 Infineon Technologies AG. 56,587
34,056 Ingenic Semiconductor Co Ltd 353
16,503 Innox Advanced Materials Co Ltd 303
1,803,190 Intel Corp 46,468
154,000 ITE Technology, Inc 283
9,227 ITM Semiconductor Co Ltd 192
152,184 JA Solar Technology Co Ltd 1,370
82,513 Japan Material Co Ltd 1,055
89,097 Jentech Precision Industrial Co Ltd 1,064
49,400 *,e JinkoSolar Holding Co Ltd (ADR) 2,736
44,918 Jusung Engineering Co Ltd 358
1,357,000 King Yuan Electronics Co Ltd 1,312
355,000 Kinsus Interconnect Technology Corp 1,028
275,006 KLA Corp 83,225
104,734 Koh Young Technology, Inc 917
7,765 KoMiCo Ltd 214
37,222 Kulicke & Soffa Industries, Inc 1,434
457,816 Lam Research Corp 167,561
99,000 Land Mark Optoelectronics Corp 441
77,148 Lasertec Corp 7,760
390,887 * Lattice Semiconductor Corp 19,236
31,368 LB Semicon, Inc 154
12,282 LEENO Industrial Inc 1,057
523,768 LONGi Green Energy Technology Co Ltd 3,514
214,648 * MACOM Technology Solutions Holdings, Inc 11,117
2,258,000 Macronix International 2,202
106,500 Malaysian Pacific Industries BHD 649
86,000 Marketech International Corp 292
1,920,213 Marvell Technology, Inc 82,396
29,264 *,e Maxeon Solar Technologies Ltd 696
99,452 * MaxLinear, Inc 3,244
5,058,065 MediaTek, Inc 87,284
16,489 * Megachips Corp 287
33,430 e Melexis NV 2,262
2,890,645 *,e Meyer Burger Technology AG. 1,142
414,900 Mi Technovation Bhd 108
285,261 Microchip Technology, Inc 17,410
1,968,875 Micron Technology, Inc 98,641
33,000 Micronics Japan Co Ltd 270
56,691 Mimasu Semiconductor Industry Co Ltd 753
24,006 e Mitsui High-Tec, Inc 1,130
25,629 MKS Instruments, Inc 2,118
182,937 Monolithic Power Systems, Inc 66,479
73,603 Montage Technology Co Ltd 540
7,441 * Nanometrics, Inc 477
947,075 Nanya Technology Corp 1,451
142,810 * National Silicon Industry Group Co Ltd 357
36,014 NAURA Technology Group Co Ltd 1,407
19,949 * NEPES Corp 222
5,995 NEXTIN, Inc 182
200,249 * Nordic Semiconductor ASA 2,645
35,065 * Nova Measuring Instruments Ltd 3,012

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
420,758 Novatek Microelectronics Corp Ltd $ 2,880
224,000 Nuvoton Technology Corp 754
3,628,534 n NVIDIA Corp 440,468
225,768 NXP Semiconductors NV 33,303
240,960 * ON Semiconductor Corp 15,019
393,000 Opto Technology Corp 413
37,252 Optorun Co Ltd 538
232,000 Orise Technology Co Ltd 442
373,000 Pan Jit International, Inc 664
116,000 Parade Technologies Ltd 2,132
3,839 * PDF Solutions, Inc 94
191,000 Phison Electronics Corp 1,580
424,655 * Photronics, Inc 6,208
149,000 Pixart Imaging, Inc 399
8,201 Power Integrations, Inc 528
3,350,000 Powerchip Semiconductor Manufacturing Corp 2,994
836,000 Powertech Technology, Inc 2,026
24,590 PSK, Inc 245
53,421 * PVA TePla AG. 773
45,993 * Qorvo, Inc 3,652
709,599 QUALCOMM, Inc 80,171
540,000 Radiant Opto-Electronics Corp 1,706
26,582 * Rambus, Inc 676
68,000 Raydium Semiconductor Corp 462
77,000 * RDC Semiconductor Co Ltd 701
330,261 Realtek Semiconductor Corp 2,788
390,972 *,e REC Silicon ASA 654
2,005,815 * Renesas Electronics Corp 16,815
20,073 RFHIC Corp 280
96,311 RichWave Technology Corp 294
25,743 * Rigetti Computing, Inc 48
21,277 * Rockley Photonics Holdings Ltd 15
53,941 Rohm Co Ltd 3,535
12,507 Rorze Corp 604
9,400 RS Technologies Co Ltd 413
16,611 S&S Tech Corp 242
27,113 Sanken Electric Co Ltd 828
46,369 e SCREEN Holdings Co Ltd 2,516
163,000 SDI Corp 540
249,530 * Semtech Corp 7,339
46,500 Seoul Semiconductor Co Ltd 326
22,434 SG Micro Corp 444
21,721 Shenzhen SC New Energy Technology Corp 351
82,500 e Shinko Electric Industries 1,769
521,000 Sigurd Microelectronics Corp 695
2,751,312 Silergy Corp 35,882
75,464 * Silicon Laboratories, Inc 9,315
13,814 e Silicon Works Co Ltd 723
19,803 Siltronic AG. 1,117
26,579 e SIMMTECH Co Ltd 539
607,000 Sino-American Silicon Products, Inc 2,480
11,675 * SiTime Corp 919
138,000 Sitronix Technology Corp 709
111,692 * SK Square Co Ltd 2,787
2,326 *,e SkyWater Technology, Inc 18
71,018 Skyworks Solutions, Inc 6,056
12,362 SMA Solar Technology AG. 573
180,445 * SMART Global Holdings, Inc 2,864
31,889 * SOITEC 3,641
178,000 Sonix Technology Co Ltd 272
11,500 StarPower Semiconductor Ltd 521

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
841,238 STMicroelectronics NV $ 26,143
84,380 * STS Semiconductor & Telecommunications 242
209,183 Sumco Corp 2,437
556,000 Sunplus Technology Co Ltd 392
45,420 *,e SunPower Corp 1,047
37,619 * Synaptics, Inc 3,725
231,000 Taiwan Mask Corp 399
265,000 Taiwan Semiconductor Co Ltd 685
45,246,458 Taiwan Semiconductor Manufacturing Co Ltd 599,760
564,399 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 38,695
300,000 Taiwan Surface Mounting Technology Co Ltd 781
241,137 * Technoprobe S.p.A 1,665
84,804 Teradyne, Inc 6,373
41,877 TES Co Ltd 440
16,005 Tesna Co Ltd 225
985,957 Texas Instruments, Inc 152,606
226,525 Tianjin Zhonghuan Semiconductor Co Ltd 1,424
315,161 Tianshui Huatian Technology Co Ltd 359
22,525 Tokai Carbon Korea Co Ltd 1,370
108,405 Tokyo Electron Ltd 26,710
67,000 Tokyo Seimitsu Co Ltd 1,971
171,348 TongFu Microelectronics Co Ltd 362
375,000 Topco Scientific Co Ltd 1,820
51,447 *,e Tower Semiconductor Ltd 2,261
118,913 * Tower Semiconductor Ltd (Tel Aviv) 5,191
5,042 *,e Transphorm, Inc 25
28,100 Tri Chemical Laboratories, Inc 344
145,237 Trina Solar Co Ltd 1,305
1,746,000 *,† Trony Solar Holdings Co Ltd. 2
4,441 TSE Co Ltd 124
528,881 * TSEC Corp 600
8,113 U-Blox AG. 983
218,665 * Ultra Clean Holdings 5,631
56,944 Ulvac, Inc 2,012
55,168 Unigroup Guoxin Microelectronics Co Ltd 1,120
589,300 Unisem M BHD 325
8,564,071 United Microelectronics Corp 9,584
1,674,000 * United Renewable Energy Co Ltd/Taiwan 1,131
18,538 * UniTest, Inc 179
23,571 Universal Display Corp 2,224
52,000 UPI Semiconductor Corp 393
643,744 Vanguard International Semiconductor Corp 1,304
211,865 *,e Veeco Instruments, Inc 3,881
235,000 Via Technologies, Inc 581
175,000 Visual Photonics Epitaxy Co Ltd 310
400,200 ViTrox Corp BHD 618
635,000 Wafer Works Corp 780
75,884 Will Semiconductor Ltd 853
230,000 Win Semiconductors Corp 884
2,266,389 Winbond Electronics Corp 1,399
548,893 *,n Wolfspeed, Inc 56,734
35,128 WONIK IPS Co Ltd 538
18,602 Wonik QnC Corp 261
62,425 *,g X-Fab Silicon Foundries SE 309
7,495 *,g X-Fab Silicon Foundries SE 38
192,000 XinTec, Inc 575
6,095,214 Xinyi Solar Holdings Ltd 6,401
33,000 Yangzhou Yangjie Electronic Technology Co Ltd 228

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
85,806 Zhejiang Jingsheng Mechanical & Electrical Co Ltd $ 814
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 4,223,934
SOFTWARE & SERVICES - 10.4%
120,000 *,e 21Vianet Group, Inc (ADR) 660
390,487 360 Security Technology, Inc 356
74,511 *,e 8x8, Inc 257
40,000 91APP, Inc 101
15,536 A10 Networks, Inc 206
61,273 e Absolute Software Corp 709
1,509,954 Accenture plc 388,511
433,872 * ACI Worldwide, Inc 9,068
3,807 Adesso SE 383
358,673 * Adobe, Inc 98,707
56,988 *,g Adyen NV 71,073
140,417 *,e Affirm Holdings, Inc 2,634
2,846 * Agilysys, Inc 158
107,500 * Agora, Inc (ADR) 390
7,179 Ahnlab, Inc 307
96,719 * Akamai Technologies, Inc 7,768
17,264 Al Moammar Information Systems Co 432
7,019 * Alarm.com Holdings, Inc 455
129,356 *,e Alkami Technology, Inc 1,947
8,100 e Alpha Systems, Inc 229
18,107 * Altair Engineering, Inc 801
36,955 Alten 4,061
109,133 * Alteryx, Inc 6,094
144,163 Altium Ltd 3,141
754,750 * Amadeus IT Holding S.A. 34,992
169,760 Amdocs Ltd 13,487
51,029 American Software, Inc (Class A) 782
7,107 *,e Amplitude, Inc 110
8,376 * Ansys, Inc 1,857
132,537 Appen Ltd 262
2,544 * Appfolio, Inc 266
5,736 *,e Appian Corp 234
67,200 * Appier Group, Inc 563
204,257 *,e AppLovin Corp 3,981
560,058 *,e Argo Blockchain plc 201
19,000 Argo Graphics, Inc 475
2,423 *,e Arteris, Inc 16
150,241 *,e Asana, Inc 3,340
274,000 g AsiaInfo Technologies Ltd 370
25,119 * Aspen Technology, Inc 5,983
107,467 Asseco Poland S.A. 1,496
101,558 Atea ASA 902
508,648 * Atlassian Corp plc 107,116
119,013 e Atos Origin S.A. 941
4,679 Atoss Software AG. 521
8,244 Aubay 351
59,504 * Autodesk, Inc 11,115
610,646 Automatic Data Processing, Inc 138,122
118,221 * Avalara, Inc 10,853
18,849 *,e AvePoint, Inc 76
130,187 Aveva Group plc 4,492
1,135,794 * AvidXchange Holdings, Inc 9,563
1,694,100 *,e BASE, Inc 3,175
387,823 Bechtle AG. 13,942
31,313 Beijing Kingsoft Office Software, Inc 884
74,956 Beijing Shiji Information Technology Co Ltd 131

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
196,818 Beijing Sinnet Technology Co Ltd $ 221
40,300 Bell System24 Holdings, Inc 385
9,282 * Benefitfocus, Inc 59
129,261 Bentley Systems, Inc 3,954
8,144 * BigCommerce Holdings, Inc 121
103,524 * Bill.Com Holdings, Inc 13,703
217,219 Birlasoft Ltd 745
148,719 * Black Knight, Inc 9,627
8,024 * Blackbaud, Inc 354
675,890 *,e Blackberry Ltd (New) 3,185
26,206 * Blackline, Inc 1,570
140,944 * Blend Labs, Inc 311
464,520 * Block, Inc 25,544
40,919 * Block, Inc 2,148
324,228 * Box, Inc 7,908
1,773,407 *,e BrainChip Holdings Ltd 969
38,065 Bread Financial Holdings, Inc 1,197
164,812 * Brightcove, Inc 1,038
89,632 Broadridge Financial Solutions, Inc 12,936
14,529 * BTRS Holdings, Inc 135
367,720 Bytes Technology Group plc 1,724
43,440 *,e C3.ai, Inc 543
240,467 * Cadence Design Systems, Inc 39,300
16,208 * Cafe24 Corp 120
46,149 Cancom SE 1,089
23,385 * Cantaloupe, Inc 81
676,204 Cap Gemini S.A. 108,261
2,035,176 * Capita Group plc 561
8,656 Cass Information Systems, Inc 300
12,999 cBrain A.S. 220
144,227 * CCC Intelligent Solutions Holdings, Inc 1,312
15,363 CE Info Systems Ltd 262
47,414 *,e Cellebrite DI Ltd 186
6,501 *,e Cerberus Cyber Sentinel Corp 19
30,370 * Cerence Inc 478
109,685 * Ceridian HCM Holding, Inc 6,129
267,239 * CGI, Inc 20,118
43,400 e Change, Inc 587
22,891 * ChannelAdvisor Corp 519
400,000 *,e Chatwork Co Ltd 964
136,938 * Check Point Software Technologies 15,340
17,960,000 *,e China Youzan Ltd 217
3,230,000 Chinasoft International Ltd 1,973
155,600 *,e Chindata Group Holdings Ltd (ADR) 1,257
1,480,400 Cielo S.A. 1,482
181,105 * Cint Group AB 989
29,654 *,e Cipher Mining, Inc 37
105,717 Citrix Systems, Inc 10,995
29,414 *,e Cleanspark, Inc 94
245,845 *,e Clear Secure, Inc 5,620
247,331 * Cloudflare, Inc 13,680
14,146 *,e CM.com NV 144
34,868 Coforge Ltd 1,426
321,055 Cognizant Technology Solutions Corp (Class A) 18,441
78,481 * Cognyte Software Ltd 317
204,693 * Commvault Systems, Inc 10,857
118,441 Computacenter plc 2,556
51,086 Computer Age Management Services Ltd 1,574
282,916 Computershare Ltd 4,513
32,588 e Comture Corp 515
24,754 Concentrix Corp 2,763

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
667,593 * Conduent, Inc $ 2,230
112,452 *,e Confluent, Inc 2,673
7,193 *,e Consensus Cloud Solutions, Inc 340
24,812 Constellation Software, Inc 34,525
245,736 * Converge Technology Solutions Corp 1,169
168,788 *,e Core Scientific, Inc 219
23,073 * Couchbase, Inc 329
63,501 * Coupa Software, Inc 3,734
144,063 *,e,g Crayon Group Holding ASA 1,119
297,540 * Crowdstrike Holdings, Inc 49,038
3,227 *,e CS Disco, Inc 32
4,186 CSG Systems International, Inc 221
33,826 *,e Cvent Holding Corp 178
99,771 * CyberArk Software Ltd 14,960
32,200 Cybozu, Inc 333
107,778 Cyient Ltd 1,043
6,316 *,e Cyxtera Technologies, Inc 26
2,832,400 Dagang NeXchange Bhd 461
63,118 * Danal Co Ltd 250
3,836,519 * Darktrace plc 12,530
741,895 Dassault Systemes SE 25,614
179,012 Data#3 Ltd 712
235,376 * Datadog, Inc 20,897
4,713 Datagroup SE 247
354,573 * Descartes Systems Group, Inc 22,514
88,577 DHC Software Co Ltd 66
2,326 *,e Digimarc Corp 31
58,300 Digital Arts, Inc 2,524
1,892,000 Digital China Holdings Ltd 757
40,213 Digital Garage, Inc 964
3,122,600 * Digital Mediatama Maxima Tbk PT 237
103,810 * Digital Turbine, Inc 1,496
4,119 *,e Digital Value S.p.A 257
47,087 *,e DigitalOcean Holdings, Inc 1,703
151,300 Ditto Thailand PCL 274
22,020 * Docebo, Inc 595
225,878 * DocuSign, Inc 12,078
26,809 Dolby Laboratories, Inc (Class A) 1,747
190,645 * Domo, Inc 3,430
7,728 * DoubleVerify Holdings, Inc 211
391,071 * Dropbox, Inc 8,103
52,600 DTS Corp 1,250
232,146 * Duck Creek Technologies, Inc 2,751
23,840 DuzonBIzon Co Ltd 514
96,981 * DXC Technology Co 2,374
279,968 e Dye & Durham Ltd 3,450
324,252 * Dynatrace, Inc 11,287
150,040 *,e E2open Parent Holdings, Inc 911
16,253 e Ebix, Inc 308
16,814 eClerx Services Ltd 293
125,358 e Econocom Group S.A. 311
290,738 Edenred 13,394
544,283 E-Finance for Digital & Financial Investments 380
11,960 * eGain Corp 88
138,806 * Elastic NV 9,958
25,138 Elm Co 2,102
417,409 *,e EML Payments Ltd 211
4,359 *,e Enfusion, Inc 54
278,807 *,e EngageSmart, Inc 5,768
54,239 Enghouse Systems Ltd 1,139
15,165 * Envestnet, Inc 673

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
172,636 * EPAM Systems, Inc $ 62,527
6,380 Esker S.A. 723
32,534 * Euronet Worldwide, Inc 2,465
5,188 * Everbridge, Inc 160
17,159 *,e EverCommerce, Inc 188
96,585 EVERTEC, Inc 3,028
6,560 * Evo Payments, Inc 218
200,000 * Exasol AG. 584
91,339 * ExlService Holdings, Inc 13,460
18,873 * Fair Isaac Corp 7,776
83,551 *,e Fastly, Inc 765
1,118,533 * Fawry for Banking & Payment Technology Services SAE 206
1,795,447 Fidelity National Information Services, Inc 135,682
108,403 *,†,g Finablr plc 1
28,456 * First Derivatives plc 452
418,151 Firstsource Solutions Ltd 534
1,228,885 * Fiserv, Inc 114,987
214,782 * Five9, Inc 16,104
70,028 * FleetCor Technologies, Inc 12,337
414,346 * Flywire Corp 9,513
8,824 * ForgeRock, Inc 128
14,695 Formula Systems 1985 Ltd 1,193
535,040 * Fortinet, Inc 26,286
594,490 Fortnox AB 2,285
91,000 *,e Freee KK 1,556
120,433 * F-Secure Corp 290
30,784 FUJI SOFT, Inc 1,741
106,269 Fujitsu Ltd 11,653
13,727 Fukui Computer Holdings, Inc 321
52,500 Future Architect, Inc 573
228,270 * Gartner, Inc 63,160
593,366 GB Group plc 3,995
1,806,024 * GDS Holdings Ltd 3,974
431,952 * GDS Holdings Ltd (ADR) 7,628
205,261 Genpact Ltd 8,984
20,210 GFT Technologies AG. 601
113,059 g Global Dominion Access S.A. 372
319,202 Global Payments, Inc 34,490
52,480 * Globant S.A. 9,818
3,100 e GMO Financial Gate, Inc 274
5,500 e GMO GlobalSign Holdings KK 167
81,270 * GMO internet, Inc 1,427
176,677 GMO Payment Gateway, Inc 12,111
128,806 * GoDaddy, Inc 9,130
1,880 *,e Greenidge Generation Holdings, Inc 4
534,766 * Grid Dynamics Holdings, Inc 10,016
4,137 * Guidewire Software, Inc 255
41,629 Hackett Group, Inc 738
195,148 Hansen Technologies Ltd 553
96,089 Happiest Minds Technologies Ltd 1,160
780,836 HCL Technologies Ltd 8,868
17,800 Hilan Ltd 951
6,704 * HubSpot, Inc 1,811
77,352 Hundsun Technologies, Inc 368
249,731 *,e Hut 8 Mining Corp 445
8,525 Hyundai Autoever Corp 609
16,896 * I3 Verticals, Inc 338
16,277 * IBEX Ltd 302
102,883 Iflytek Co Ltd 475
373,252 Indra Sistemas S.A. 2,842
962,104 Infibeam Incorporation Ltd 172

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
28,653 Infocom Corp $ 378
2,221,300 Infomart Corp 6,708
27,847 *,e Informatica, Inc 559
54,091 Information Services Group, Inc 257
31,348 Information Services International-Dentsu Ltd 962
3,587,651 Infosys Technologies Ltd 61,501
151,400 * Infracommerce CXAAS S.A. 160
42,959 * Infracommerce CXAAS S.A. 45
48,043 *,e Instructure Holdings, Inc 1,070
73,622 *,e Intapp, Inc 1,375
103,767 Intellect Design Arena Ltd 654
15,784 InterDigital, Inc 638
626,848 International Business Machines Corp 74,476
128,974 *,e International Money Express Inc 2,939
568,771 Intuit, Inc 220,296
219,101 Iress Market Technology Ltd 1,250
9,890 * IronNet, Inc 7
46,500 Itochu Techno-Science Corp 1,090
76,968 Jack Henry & Associates, Inc 14,029
380,510 *,e Jamf Holding Corp 8,432
58,957 e Justsystems Corp 1,360
318,961 Kainos Group plc 4,583
29,602 *,e Kaleyra, Inc 29
17,586 Kanematsu Electronics Ltd 485
333,100 *,e Kaonavi, Inc 5,524
189,950 *,e Kape Technologies plc 566
603,468 Keywords Studios plc 15,394
22,969 Kginicis Co Ltd 188
211,229 * Kinaxis, Inc 20,960
1,864,495 * Kingdee International Software Group Co Ltd 2,430
166,100 *,e Kingsoft Cloud Holdings Ltd (ADR) 331
30,847 KNOW IT AB 617
142,341 * KnowBe4, Inc 2,962
205,993 KPIT Engineering Ltd 1,652
160,288 * Kyndryl Holdings, Inc 1,326
59,864 g Larsen & Toubro Infotech Ltd 3,243
67,649 *,e Latch, Inc 64
4,260,958 Learning Technologies Group plc 4,991
1,389,965 * Lightspeed Commerce, Inc 24,462
12,220 e Lime Technologies AB 242
28,330 * Limelight Networks, Inc 79
620,805 Link Administration Holdings Ltd 1,131
225,789 *,e LINK Mobility Group Holding ASA 142
21,742 LiveChat Software S.A. 475
28,839 * Liveperson, Inc 272
49,968 * LiveRamp Holdings, Inc 907
7,563 *,e LiveVox Holdings, Inc 22
528,900 *,g Locaweb Servicos de Internet S.A. 882
4,546 Lotte Data Communication Co 74
534,400 * M Cash Integrasi PT 400
42,795 Magic Software Enterprises Ltd 663
11,682 *,e Magnet Forensics, Inc 186
18,245 Malam-Team Ltd 396
50,485 * Manhattan Associates, Inc 6,716
148,850 *,e Marathon Digital Holdings, Inc 1,594
60,437 * Marqeta, Inc 430
16,050 Mastek Ltd 340
2,577,394 Mastercard, Inc (Class A) 732,856
41,892 Matrix IT Ltd 947
65,424 *,e Matterport, Inc 248
17,634 MAXIMUS, Inc 1,020

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
253,288 *,e Megaport Ltd $ 1,239
3,357 * MeridianLink, Inc 55
405,164 Micro Focus International plc 2,336
14,642,267 Microsoft Corp 3,410,184
3,752 *,e MicroStrategy, Inc (Class A) 796
408,321 MindTree Ltd 15,645
576,000 e Ming Yuan Cloud Group Holdings Ltd 339
6,134 * Mitek Systems, Inc 56
20,667 Mitsubishi Research Institute, Inc 637
79,762 * Model N, Inc 2,730
51,888 * Money Forward, Inc 1,090
70,077 * MoneyGram International, Inc 729
57,995 *,e MongoDB, Inc 11,515
42,237 Moshi Moshi Hotline, Inc 282
93,989 Mphasis Ltd 2,383
6,403,638 My EG Services BHD 1,164
15,660 * N-Able, Inc 145
9,935 * Nagarro SE 873
852,000 *,†,e National Agricultural Holdings Ltd 1
30,167 NavInfo Co Ltd 49
374,309 NCC Group plc 903
46,064 *,e nCino OpCo, Inc 1,571
107,309 * NCR Corp 2,040
1,814,228 * nearmap Ltd 2,318
266,481 NEC Corp 8,533
80,743 NEC Networks & System Integration Corp 877
104,469 Nemetschek AG. 4,959
99,406 NET One Systems Co Ltd 1,930
87,770 *,g Netcompany Group A.S. 2,934
615,279 *,g Network International Holdings plc 2,082
42,284 * New Relic, Inc 2,426
658,000 *,e Newborn Town, Inc 133
69,014 *,e,g Nexi S.p.A 557
4,012,669 * NEXTDC Ltd 22,451
10,359 * NextNav, Inc 28
25,980 * NHN KCP Corp 199
73,094 * Nice Systems Ltd 13,754
256,938 Nihon Unisys Ltd 5,568
95,471 NIIT Ltd 366
138,800 Nippon System Development Co Ltd 2,363
347,290 Nomura Research Institute Ltd 8,482
6,192 * Northern Data AG. 75
2,089,051 e NortonLifelock, Inc 42,073
24,937 NortonLifeLock, Inc 502
38,792 NS Solutions Corp 936
340,745 NTT Data Corp 4,401
372,486 * Nutanix, Inc 7,759
115,481 *,e,g Nuvei Corp 3,124
81,740 *,e Nuvei Corp 2,209
40,500 OBIC Business Consultants Ltd 1,250
17,010 Obic Co Ltd 2,281
28,578 Objective Corp Ltd 239
115,698 * Okta, Inc 6,580
67,300 * Olo, Inc 532
32,606 * ON24, Inc 287
47,254 One Software Technologies Ltd 714
148,700 *,e OneConnect Financial Technology Co Ltd (ADR) 107
22,287 * OneSpan, Inc 192
333,469 Open Text Corp (Toronto) 8,814
5,004,056 Oracle Corp 305,598
6,642 * Oracle Corp Japan 352

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
29,319 Oracle Financial Services Software Ltd $ 1,069
18,760 Otsuka Corp 585
36,721 * Pagerduty, Inc 847
3,961,985 * Pagseguro Digital Ltd 52,417
1,591,718 * Palantir Technologies, Inc 12,941
1,141,963 * Palo Alto Networks, Inc 187,042
208,811 * Paya Holdings, Inc 1,276
226,212 Paychex, Inc 25,383
45,397 * Paycom Software, Inc 14,981
38,318 *,e Paycor HCM, Inc 1,133
59,488 * Paylocity Holding Corp 14,371
28,074 * Payoneer Global, Inc 170
1,421,830 * PayPal Holdings, Inc 122,377
266,966 *,e Paysafe Ltd 368
30,515 Pegasystems, Inc 981
4,678 * Perficient, Inc 304
70,426 Persistent Systems Ltd 2,775
13,194 *,e PFSweb, Inc 123
59,084 * Ping Identity Holding Corp 1,658
19,200 *,e PKSHA Technology, Inc 250
22,100 *,e Plaid, Inc 82
13,700 e Plus Alpha Consulting Co Ltd 214
58,655 Posco ICT Co Ltd 245
5,317 * Priority Technology Holdings Inc 24
53,123 * Procore Technologies, Inc 2,629
17,351 Progress Software Corp 738
14,346 * PROS Holdings, Inc 354
15,295 * PTC, Inc 1,600
1,301,457 * Pushpay Holdings Ltd 801
91,429 * Q2 Holdings, Inc 2,944
19,934 *,e QT Group Oyj 756
531,368 * Qualtrics International, Inc 5,409
56,180 * Qualys, Inc 7,831
45,086 *,e Rackspace Technology, Inc 184
110,400 e Rakus Co Ltd 1,037
17,649 *,e Rapid7, Inc 757
364,317 *,e Remitly Global, Inc 4,051
65,119 * Repay Holdings Corp 460
38,761 Reply S.p.A 4,037
7,557 * Rimini Street, Inc 35
124,608 * RingCentral, Inc 4,979
100,280 *,e Riot Blockchain, Inc 703
213,735 Roper Technologies, Inc 76,868
42,894 Route Mobile Ltd 715
50,905 e S&T AG. 719
206,022 * Sabre Corp 1,061
1,103,373 Sage Group plc 8,503
39,544 Saipens International Corp NV 771
2,149,410 * Salesforce, Inc 309,171
25,270 Samsung SDS Co Ltd 2,012
16,780 Sangfor Technologies, Inc 236
387,800 *,e Sansan, Inc 3,386
1,137,806 SAP AG. 92,726
21,086 Sapiens International Corp NV 404
1,940 Secunet Security Networks AG. 346
7,904 * SecureWorks Corp 64
472,208 * SentinelOne, Inc 12,070
569,444 * ServiceNow, Inc 215,028
59,135 Shanghai Baosight Software Co Ltd 306
592,610 Shanghai Baosight Software Co Ltd 1,719
250,472 * SHIFT, Inc 32,694

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
48,931 * Shift4 Payments, Inc $ 2,183
3,165,175 * Shopify, Inc (Class A) 85,216
1,396 * ShotSpotter, Inc 40
929,741 Silverlake Axis Ltd 205
49,336 SimCorp AS 2,777
21,261 *,e SimilarWeb Ltd 125
29,900 * Simplex Holdings, Inc 383
662,511 *,e,g Sinch AB 878
2,587,518 * SiteMinder Ltd 5,097
112,277 * Smartsheet, Inc 3,858
292,474 * Snowflake, Inc 49,709
12,200 e Softbank Technology Corp 185
158,845 Softcat plc 2,087
62,500 Software AG. 1,425
37,369 * SolarWinds Corp 290
102,648 *,e Solutions 30 SE 210
91,624 Sonata Software Ltd 576
43,587 Sopra Group S.A. 5,514
143,776 * Splunk, Inc 10,812
176,847 * Sprout Social, Inc 10,731
111,929 * SPS Commerce, Inc 13,905
18,696 *,e Squarespace, Inc 399
9,167 SS&C Technologies Holdings, Inc 438
3,441,589 * StoneCo Ltd 32,798
9,600 Sumisho Computer Systems Corp 145
223,299 * Sumo Logic, Inc 1,675
857,224 SUNeVision Holdings Ltd 455
307,230 * SVMK, Inc 1,785
125,782 Switch, Inc 4,238
723,621 * Synopsys, Inc 221,073
329,912 Systena Corp 921
357,000 Systex Corp 781
82,383 Tanla Platforms Ltd 786
932,716 Tata Consultancy Services Ltd 34,183
56,279 Tata Elxsi Ltd 5,858
25,500 * TDCX, Inc (ADR) 239
182,729 *,g TeamViewer AG. 1,410
417,098 Tech Mahindra Ltd 5,120
50,900 TechMatrix Corp 588
354,569 Technology One Ltd 2,393
13,963 e TECSYS, Inc 296
8,972 * Telos Corp 80
68,369 Temenos Group AG. 4,609
558,678 * Tenable Holdings, Inc 19,442
87,717 * Teradata Corp 2,724
9,036 *,e Terawulf, Inc 11
25,761 Thunder Software Technology Co Ltd 382
108,360 e Tietoenator Oyj 2,452
128,300 TIS, Inc 3,406
49,240 TKC 1,167
374,245 * Toast, Inc 6,257
85,759 *,e TomTom NV 612
566,652 Totvus S.A. 3,083
399,023 * Trade Desk, Inc 23,842
29,961 * Trans Cosmos, Inc/Japan 778
753,219 Travelsky Technology Ltd 1,153
19,952 * Trend Micro, Inc 1,075
17,647 e Trifork Holding AG. 315
78,449 *,e Truecaller AB 265
2,425 TTEC Holdings, Inc 107
1,626 *,e Tucows, Inc 61

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
75,772 * Turing Holding Corp $ 795
299,500 *,e Tuya, Inc (ADR) 278
283,522 * Twilio, Inc 19,603
5,473 * Tyler Technologies, Inc 1,902
463,767 *,e Tyro Payments Ltd 380
305,012 * UiPath, Inc 3,846
20,555 * Unisys Corp 155
182,841 *,e Unity Software, Inc 5,825
22,817 * Upland Software, Inc 185
6,751 *,e UserTesting, Inc 26
1,029,877 Vakrangee Ltd 433
291,534 * Varonis Systems, Inc 7,731
12,537 * Verint Systems, Inc 421
76,928 * VeriSign, Inc 13,362
5,889 *,e Veritone, Inc 33
1,108,885 * Verra Mobility Corp 17,044
2,743 * Viant Technology, Inc 12
3,251,049 Visa, Inc (Class A) 577,549
35,080 Vitec Software Group AB 1,034
178,001 VMware, Inc (Class A) 18,950
1,770,000 *,e Vobile Group Ltd 494
56,928 * Volue ASA 154
9,555 Wavestone 412
3,941 *,e Weave Communications, Inc 20
2,258,000 *,e,g Weimob, Inc 790
434,544 Western Union Co 5,866
40,184 * WEX, Inc 5,101
12,559 e Wiit S.p.A 171
973,902 Wipro Ltd 4,673
150,070 Wisetech Global Ltd 4,903
120,433 *,e WithSecure Oyj 189
111,059 * Wix.com Ltd 8,688
10,268 *,e WM Technology, Inc 17
368,225 * Workday, Inc 56,051
130,309 * Workiva, Inc 10,138
33,211 *,g Worldline S.A. 1,313
139,221 * Xero Ltd 6,443
244,000 *,e Yeahka Ltd 548
265,423 * Yext, Inc 1,184
128,387 Yonyou Network Technology Co Ltd 317
174,331 * Zendesk, Inc 13,267
161,059 Zensar Technologies Ltd 415
570,588 *,e Zeta Global Holdings Corp 3,772
67,988 * Zoom Video Communications, Inc 5,003
229,239 * Zscaler, Inc 37,680
18,800 Zuken, Inc 454
878,743 * Zuora Inc 6,485
TOTAL SOFTWARE & SERVICES 10,063,779
TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
132,972 * 3D Systems Corp 1,061
20,706 *,e 908 Devices, Inc 341
544,444 e AAC Technologies Holdings, Inc 846
556,402 Accton Technology Corp 4,746
61,541 * ACE Technologies Corp 225
2,018,532 Acer, Inc 1,390
109,000 Adlink Technology, Inc 173
12,081 ADTRAN Holdings, Inc 237
53,000 Advanced Ceramic X Corp 255
5,327 Advanced Energy Industries, Inc 412
296,331 Advantech Co Ltd 2,730

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
72,602 *,e Aeva Technologies, Inc $ 136
7,643 *,e AEye, Inc 9
41,506 Ai Holdings Corp 594
8,174 *,e Akoustis Technologies, Inc 24
218,000 Alpha Networks, Inc 188
239,700 e Alps Electric Co Ltd 1,733
7,860 ALSO Holding AG. 1,165
64,750 Amano Corp 1,088
304,217 Amphenol Corp (Class A) 20,370
170,293 e Anritsu Corp 1,851
151,000 Apex International Co Ltd 235
24,284,741 d Apple, Inc 3,356,151
175,000 Arcadyan Technology Corp 522
818,983 * Arista Networks, Inc 92,455
909,486 * Arlo Technologies, Inc 4,220
28,566 * Arrow Electronics, Inc 2,634
285,000 Asia Optical Co, Inc 514
343,000 Asia Vital Components Co Ltd 1,195
51,000 ASROCK, Inc 136
502,026 Asustek Computer, Inc 3,681
6,158,534 AU Optronics Corp 2,818
45,741 Audiocodes Ltd 987
72,000 AURAS Technology Co Ltd 319
166,000 Aurora Corp 423
30,758 e Austria Technologie & Systemtechnik AG. 1,004
152,100 Avary Holding Shenzhen Co Ltd 553
8,044 * Aviat Networks, Inc 220
141,373 * Avid Technology, Inc 3,288
163,142 Avnet, Inc 5,893
73,100 Azbil Corp 1,906
4,073 Badger Meter, Inc 376
84,351 e Barco NV 1,796
12,735 Basler AG. 289
4,000 Beijing Yuanliu Hongyuan Electronic Technology Co Ltd 69
106,502 Belden CDT, Inc 6,392
26,087 Benchmark Electronics, Inc 646
1,792,000 Benq Corp 1,526
27,826 BH Co Ltd 494
1,841,437 BOE Technology Group Co Ltd 847
2,630 Brother Industries Ltd 45
493,939 e BYD Electronic International Co Ltd 1,180
292,035 * Calix, Inc 17,855
1,974 * Cambium Networks Corp 33
194,100 *,e Canaan, Inc (ADR) 637
22,500 * Canon Electronics, Inc 246
56,490 Canon Marketing Japan, Inc 1,251
140,559 e Canon, Inc 3,070
473,000 Career Technology Co Ltd 419
53,065 *,e Casa Systems, Inc 166
479,947 Catcher Technology Co Ltd 2,599
389,657 CDW Corp 60,818
229,611 * Celestica, Inc 1,935
8,159 *,e Cepton, Inc 16
495,000 Chang Wah Electromaterials, Inc 487
115,245 Chaozhou Three-Circle Group Co Ltd 422
587,000 Cheng Uei Precision Industry Co Ltd 625
733,000 Chicony Electronics Co Ltd 1,897
489,600 *,† China Fiber Optic Network System Group Ltd 1
120,957 China Greatwall Technology Group Co Ltd 145
389,963 China Railway Signal & Communication Corp Ltd 228
31,200 China Zhenhua Group Science & Technology Co Ltd 509

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
409,000 Chin-Poon Industrial Co $ 361
438,000 Chroma ATE, Inc 2,464
25,000 Chunghwa Precision Test Tech Co Ltd 301
1,546,118 * Ciena Corp 62,510
6,558,759 Cisco Systems, Inc 262,350
420,600 e Citizen Watch Co Ltd 1,755
1,521 * Clearfield, Inc 159
432,000 Clevo Co 426
119,291 Codan Ltd 432
158,089 Cognex Corp 6,553
105,390 * Coherent Corp 3,673
2,276,312 e Comba Telecom Systems Holdings Ltd 355
16,864 Comet Holding AG. 2,426
36,238 * CommScope Holding Co, Inc 334
3,168,524 Compal Electronics, Inc 2,161
1,225,000 Compeq Manufacturing Co 1,734
1,172 *,e CompoSecure, Inc 6
21,663 Comtech Telecommunications Corp 217
17,600 CONEXIO Corp 145
376,000 Coretronic Corp 650
336,881 Corning, Inc 9,776
17,117 *,e Corsair Gaming, Inc 194
27,381 * CosmoAM&T Co Ltd 952
249,000 Co-Tech Development Corp 294
355,000 * Cowell e Holdings, Inc 519
49,678 CTS Corp 2,069
41,020 Daeduck Electronics Co Ltd 601
13,188 Daejoo Electronic Materials Co Ltd 718
100,170 Daiwabo Co Ltd 1,292
241,000 Darfon Electronics Corp 298
24,876 e Datalogic S.p.A. 158
237,385 DataTec Ltd 577
213,695 Dell Technologies, Inc 7,302
233,557 Delta Electronics Thai PCL 4,050
1,599,673 Delta Electronics, Inc 12,706
66,801 e Dexerials Corp 1,496
74,847 Dicker Data Ltd 489
18,246 * Digi International, Inc 631
50,773 Dreamtech Co Ltd 357
159,000 Dynapack International Technology Corp 352
2,743 * DZS, Inc 31
484,800 Eastern Communications Co Ltd 186
45,354 *,e Eastman Kodak Co 208
18,924 Eizo Nanao Corp 476
60,196 e Elecom Co Ltd 600
344,000 Elite Material Co Ltd 1,726
308,000 Elitegroup Computer Systems Co Ltd 251
81,679 Ennoconn Corp 488
41,344 * ePlus, Inc 1,717
9,259,000 Erajaya Swasembada Tbk PT 251
3,140,597 e Ericsson (LM) (B Shares) 18,358
35,986 e Esprinet S.p.A. 218
32,127 Evertz Technologies Ltd 286
71,024 * Evolv Technologies Holdings, Inc 151
317,861 * Extreme Networks, Inc 4,154
26,316 * F5 Networks, Inc 3,809
81,968 * Fabrinet 7,824
13,680 * FARO Technologies, Inc 375
100,848 Fiberhome Telecommunication Technologies Co Ltd 176
3,892,000 * FIH Mobile Ltd 400
328,262 *,e Fingerprint Cards AB 165

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
359,000 FLEXium Interconnect, Inc $ 980
2,643 *,e Focus Universal, Inc 25
294,100 Forth Corp PCL 393
11,415,616 Foxconn Industrial Internet Co Ltd 13,672
1,122,000 Foxconn Technology Co Ltd 1,614
800,363 Fujifilm Holdings Corp 36,556
285,000 General Interface Solution Holding Ltd 683
101,000 Genius Electronic Optical Co Ltd 1,092
473,000 Getac Technology Corp 627
617,000 Gigabyte Technology Co Ltd 1,706
51,228 * Gilat Satellite Networks Ltd 267
329,000 Global Brands Manufacture Ltd 261
137,422 GoerTek, Inc 511
410,400 Gold Circuit Electronics Ltd 1,194
195,436 GRG Banking Equipment Co Ltd 224
197,097 Guangzhou Haige Communications Group, Inc Co 215
37,818 Guangzhou Shiyuan Electronic Technology Co Ltd 318
906,945 Halma plc 20,399
82,684 Hamamatsu Photonics KK 3,544
720,800 Hana Microelectronics PCL (Foreign) 698
355,000 Hannstar Board Corp 325
2,742,000 HannStar Display Corp 986
614,256 * Harmonic, Inc 8,028
224,600 Hengtong Optic-electric Co Ltd 573
1,044,324 Hewlett Packard Enterprise Co 12,511
1,663,098 Hexagon AB 15,532
793,000 * High Tech Computer Corp 1,357
11,100 Hioki EE Corp 482
19,900 Hirose Electric Co Ltd 2,610
65,000 Hiwin Mikrosystem Corp 152
34,388 HMS Networks AB 931
155,000 Holystone Enterprise Co Ltd 423
22,296,640 Hon Hai Precision Industry Co, Ltd 71,396
89,400 *,e Hong Kong Aerospace Technology Group Ltd 125
41,599 Horiba Ltd 1,613
57,200 Hosiden Corp 584
886,268 HP, Inc 22,086
62,000 Huagong Tech Co Ltd 161
118,300 Ibiden Co Ltd 3,234
3,599 * Identiv, Inc 45
24,938 Iljin Materials Co Ltd 872
2,094 Inficon Holding AG. 1,400
24,662 *,e Infinera Corp 119
94,718 Innodisk Corp 480
7,480,321 InnoLux Display Corp 2,437
59,123 *,e Inseego Corp 122
91,544 * Insight Enterprises, Inc 7,544
65,500 Inspur Electronic Information Industry Co Ltd 182
101,200
Intelbras S.A. Industria de Telecomunicacao Eletronica
Brasileira 554
6,832 Intellian Technologies, Inc 258
12,799 INTOPS Co Ltd 269
1,573,172 Inventec Co Ltd 1,131
83,021 *,e IonQ, Inc 421
14,841 * IPG Photonics Corp 1,252
24,300 Iriso Electronics Co Ltd 665
250,000 ITEQ Corp 459
31,507 * Itron, Inc 1,327
23,152 Ituran Location and Control Ltd 540
167,037 Jabil Inc 9,640
55,742 e Japan Aviation Electronics Industry Ltd 818

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,384,794 * Japan Display, Inc $ 440
610,900 Jaymart PCL 746
61,309 Jenoptik AG. 1,207
140,848 Juniper Networks, Inc 3,679
19,200 Kaga Electronics Co Ltd 536
878,200 KCE Electronics PCL 999
312,304 Keyence Corp 103,235
96,838 * Keysight Technologies, Inc 15,238
18,446 * Kimball Electronics, Inc 316
69,000 King Slide Works Co Ltd 1,023
485,705 Kingboard Chemical Holdings Ltd 1,367
1,191,746 Kingboard Laminates Holdings Ltd 1,068
30,425 * KMW Co Ltd 550
66,669 * Knowles Corp 811
38,300 e Koa Corp 583
550,200 e Konica Minolta Holdings, Inc 1,696
13,551 * Korea Circuit Co Ltd 124
39,593 Kyocera Corp 1,995
25,552 L&F Co Ltd 3,107
26,171 Landis&Gyr Group AG. 1,424
71,625 Largan Precision Co Ltd 3,755
983 LEM Holding S.A. 1,500
5,260,399 Lenovo Group Ltd 3,639
371,123 Lens Technology Co Ltd 481
175,599 LG Display Co Ltd 1,455
9,974 LG Innotek Co Ltd 1,880
14,134 *,e Lightwave Logic, Inc 104
522,684 * Lingyi iTech Guangdong Co 327
1,432,277 Lite-On Technology Corp 2,873
6,497 Littelfuse, Inc 1,291
185,466 e Logitech International S.A. 8,479
97,000 Lotes Co Ltd 2,324
608,758 * Lumentum Holdings, Inc 41,743
485,224 Luxshare Precision Industry Co Ltd 2,001
57,707 Macnica Fuji Electronics Holdings, Inc 1,082
10,600 Maruwa Co Ltd 1,131
161,200 Maxell Holdings Ltd 1,526
30,534 Maxscend Microelectronics Co Ltd 379
81,591 Mcj Co Ltd 560
14,644 Mcnex Co Ltd 274
24,000 e Meiko Electronics Co 413
7,065 e Melco Holdings, Inc 152
233,881 Merry Electronics Co Ltd 626
27,181 Methode Electronics, Inc 1,010
6,343,900 Metrodata Electronics Tbk PT 244
198,000 *,†,e MH Development Ltd 0 ^
88,913 e Micronic AB 1,072
471,200 Micro-Star International Co Ltd 1,586
26,623 *,e Microvision, Inc 96
102,108 *,e Mirion Technologies, Inc 763
1,076,000 Mitac Holdings Corp 913
482,287 Motorola Solutions, Inc 108,018
253,400 Multilaser Industrial S.A. 246
539,727 Murata Manufacturing Co Ltd 24,842
169,000 Nan Ya Printed Circuit Board Corp 993
311,600 *,e Nano Dimension Ltd (ADR) 745
13,628 * Napco Security Technologies, Inc 396
212,064 National Instruments Corp 8,003
10,346 * Nayax Ltd 246
49,747 Neopost S.A. 689
202,150 NetApp, Inc 12,503

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
22,091 * Netgear, Inc $ 443
53,179 * Netscout Systems, Inc 1,666
51,950 e Nichicon Corp 499
107,315 Ninestar Corp 651
51,100 Nippon Ceramic Co Ltd 861
92,776 Nippon Electric Glass Co Ltd 1,600
46,256 e Nippon Signal Co Ltd 303
45,060 Nissha Printing Co Ltd 531
34,365 * nLight, Inc 325
26,172 Nohmi Bosai Ltd 293
1 Nokia Corp (ADR) 0 ^
6,242,583 Nokia Oyj 26,800
27,127 * Note AB 387
5,296 * Novanta, Inc 613
348,053 *,e Novonix Ltd 386
171,310 * OFILM Group Co Ltd 127
102,936 Oki Electric Industry Co Ltd 511
67,168 Omron Corp 3,077
7,344 *,e Ondas Holdings, Inc 27
40,879 Optex Co Ltd 600
24,765 * OSI Systems, Inc 1,785
116,005 *,e Ouster, Inc 112
481,000 Pan-International Industrial 495
13,593 *,e PAR Technology Corp 401
5,677 Park Systems Corp 381
48,538 Partron Co Ltd 254
861,000 PAX Global Technology Ltd 652
37,457 PC Connection, Inc 1,689
1,438,915 Pegatron Technology Corp 2,641
9,473 * Penta Teknoloji Urunleri Dagitim Ticaret AS. 203
6,121 * Plexus Corp 536
491,000 Primax Electronics Ltd 981
4,910,000 Prime View International Co Ltd 32,416
393,168 * Pure Storage, Inc 10,761
1,909,390 Quanta Computer, Inc 4,622
50,527 * Radware Ltd 1,101
26,318 Raytron Technology Co Ltd 140
735,341 Redington India Ltd 1,247
44,582 Renishaw plc 1,729
20,447 Restar Holdings Corp 273
56,376 * Ribbon Communications, Inc 125
255,585 Ricoh Co Ltd 1,871
15,726 e Riken Keiki Co Ltd 423
24,098 Riso Kagaku Corp 390
10,614 * Rogers Corp 2,567
23,233 Ryosan Co Ltd 359
18,100 Ryoyo Electro Corp 265
41,283 Samsung Electro-Mechanics Co Ltd 3,185
6,220,117 Samsung Electronics Co Ltd 228,398
590,166 Samsung Electronics Co Ltd (Preference) 19,170
172,054 Samsung SDI Co Ltd 64,717
8,715 Samwha Capacitor Co Ltd 182
10,879 Sang-A Frontec Co Ltd 188
137,443 * Sanmina Corp 6,333
70,864 * SBW Life Sciences Co Ltd 85
26,563 * Scansource, Inc 702
161 e Seagate Technology Holdings plc 9
40,776 *,e Seco S.p.A 159
72,660 Seiko Epson Corp 992
14,323 *,e,g Sensirion Holding AG. 1,166
32,000 Sensortek Technology Corp 227

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
30,128 Seojin System Co Ltd $ 324
285,000 Sercomm Corp 704
23,080 Sesa S.p.A 2,499
5,984 * SES-imagotag S.A. 558
5,693 Shanghai Friendess Electronic Technology Corp Ltd 152
126,584 Shengyi Technology Co Ltd 233
22,205 Shennan Circuits Co Ltd 236
36,100 Shenzhen Sunlord Electronics Co Ltd 101
44,385 Shenzhen Transsion Holdings Co Ltd 362
54,817 Shimadzu Corp 1,438
45,614 *,e Sierra Wireless, Inc 1,387
32,100 Siix Corp 241
393,000 Simplo Technology Co Ltd 3,252
272,000 Sinbon Electronics Co Ltd 2,259
1,134,400 SKP Resources Bhd 402
17,245 *,e SmartRent, Inc 39
36,255 e Softchoice Corp 539
846,929 e Softwareone Holding AG. 9,199
44,090 * SOLUM Co Ltd 577
20,853 Solus Advanced Materials Co Ltd 429
309,754 Spectris plc 9,360
120,000 Speed Tech Corp 190
1,435,925 Spirent Communications plc 4,177
242,662 Sterlite Technologies Ltd 487
568,941 * Stratasys Ltd 8,198
252,336 e Strix Group plc 347
516,549 Sunny Optical Technology Group Co Ltd 4,909
256,249 * Super Micro Computer, Inc 14,112
516,000 Supreme Electronics Co Ltd 552
142,041 Suzhou Dongshan Precision Manufacturing Co Ltd 461
34,511 SYNNEX Corp 2,802
894,621 Synnex Technology International Corp 1,482
239,500 Synnex Thailand PCL 106
264,000 Synnex Thailand PCL 117
291,000 Taiwan Union Technology Corp 408
143,040 Taiyo Yuden Co Ltd 3,692
55,437 TDK Corp 1,711
1,169,759 TE Connectivity Ltd 129,095
240,935 * Technicolor S.A. 243
74,431 *,g Tejas Networks Ltd 611
51,798 * Teledyne Technologies, Inc 17,480
193,000 Test Research, Inc 376
81,000 Thinking Electronic Industrial Co Ltd 295
39,504 Tianjin 712 Communication & Broadcasting Co Ltd 197
80,630 Tianma Microelectronics Co Ltd 97
330,000 Tong Hsing Electronic Industries Ltd 1,716
124,956 Topcon Corp 1,394
31,585 Toshiba TEC Corp 816
1,111,000 TPK Holding Co Ltd 1,099
342,000 Transcend Information, Inc 693
110,273 * Trimble Inc 5,985
607,000 Tripod Technology Corp 1,779
2,174,000 Truly International Holdings 336
655,614 * TTM Technologies, Inc 8,641
5,713 *,e Turtle Beach Corp 39
350,000 TXC Corp 789
4,902 e Ubiquiti, Inc 1,439
1,453,011 Unimicron Technology Corp 5,319
196,611 Unisplendour Corp Ltd 438
165,069 *,e Velodyne Lidar, Inc 156
157,100 e Venture Corp Ltd 1,785

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
64,000 VIA Labs, Inc $ 356
56,979 * Viasat, Inc 1,723
61,841 * Viavi Solutions, Inc 807
66,924 * Vidente Co Ltd 267
100,069 Vishay Intertechnology, Inc 1,780
47,236 * Vishay Precision Group, Inc 1,398
693,717 Vontier Corp 11,592
3,545,500 VS Industry BHD 736
1,291,042 VST Holdings Ltd 723
201,485 Vtech Holdings Ltd 1,155
182,100 Wacom Co Ltd 892
197,000 Wah Lee Industrial Corp 517
381,000 Walsin Technology Corp 890
137,618 * Western Digital Corp 4,479
79,984 Wingtech Technology Co Ltd 534
190,500 *,†,b Wintek Corp 0 ^
3,377,000 Wistron Corp 2,817
354,000 Wistron NeWeb Corp 905
92,049 Wiwynn Corp 2,326
1,064,519 WPG Holdings Co Ltd 1,555
434,000 WT Microelectronics Co Ltd 799
130,881 Wuhan Guide Infrared Co Ltd 214
139,152 WUS Printed Circuit Kunshan Co Ltd 195
86,704 Xerox Holdings Corp 1,134
15,500 Xiamen Faratronic Co Ltd 349
11,004,400 *,g Xiaomi Corp 12,461
15,750 *,† Ya Hsin Industrial Co Ltd 0
302,979 Yageo Corp 2,557
45,547 Yealink Network Technology Corp Ltd 404
37,619 Yokogawa Electric Corp 593
21,684 e Yokowo Co Ltd 284
44,362 * Zebra Technologies Corp (Class A) 11,623
222,518 Zhejiang Dahua Technology Co Ltd 402
468,558 Zhen Ding Technology Holding Ltd 1,554
61,223 Zhongji Innolight Co Ltd 224
17,500 Zhuzhou Hongda Electronics Corp Ltd 109
310,203 ZTE Corp 934
551,199 ZTE Corp (Class H) 984
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,463,331
TELECOMMUNICATION SERVICES - 1.4%
914,771 Advanced Info Service PCL 4,717
1,319,855 g Airtel Africa plc 1,893
1,240,601 AL Yah Satellite Communications Co-Pjsc-Yah Sat 914
57,602,732 e America Movil S.A.B. de C.V. 47,565
10,453 * Anterix, Inc 373
30,100 ARTERIA Networks Corp 248
2,927,000 * Asia Pacific Telecom Co Ltd 599
14,349,888 AT&T, Inc 220,127
8,505 ATN International, Inc 328
214,872 * Aussie Broadband Ltd 312
2,018,106 Axiata Group Bhd 1,135
15,829 * Bandwidth Inc 188
89,946 e BCE, Inc 3,771
3,219,573 Bezeq Israeli Telecommunication Corp Ltd 5,263
2,525,649 Bharti Airtel Ltd 24,719
7,432,641 BT Group plc 9,992
173,133 * Cellcom Israel Ltd 878
584,852 g Cellnex Telecom SAU 18,041
18,476 *,e Charge Enterprises, Inc 33
31,000 Chief Telecom, Inc 273

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
17,537,912 g China Tower Corp Ltd $ 1,874
549,051 Chorus Ltd 2,336
4,494,653 Chunghwa Telecom Co Ltd 16,087
3,589,641 Citic Telecom International Holdings Ltd 1,161
18,210 Cogent Communications Group, Inc 950
53,602 * Consolidated Communications Holdings, Inc 223
3,696,962 Deutsche Telekom AG. 62,928
2,229,844 Digi.Com BHD 1,620
53,084 Drillisch AG. 703
79,731 * EchoStar Corp (Class A) 1,313
152,021 Elisa Oyj (Series A) 6,888
3,962,568 Emirates Telecommunications Group Co PJSC 25,186
186,079 Empresa Nacional de Telecomunicaciones S.A. 527
451,377 Etihad Etisalat Co 4,254
1,519,282 Far EasTone Telecommunications Co Ltd 3,457
144,941 Freenet AG. 2,747
131,462 * Frontier Communications Parent, Inc 3,080
99,766 Gamma Communications plc 1,164
2,327,127 *,e Globalstar, Inc 3,700
18,102 Globe Telecom, Inc 625
370,058 * Gogo, Inc 4,485
894,823 *,e Helios Towers plc 1,125
245,270 Hellenic Telecommunications Organization S.A. 3,561
870,562 Himachal Futuristic Communications 772
2,441,120 HKBN Ltd 1,894
4,054,739 HKT Trust and HKT Ltd 4,749
1,641,607
Hutchison Telecommunications Hong Kong Holdings
Ltd 240
5,324 * IDT Corp (Class B) 132
769,443 Indus Towers Ltd 1,857
359,354 g Infrastrutture Wireless Italiane S.p.A 3,135
125,048 Internet Initiative Japan, Inc 1,914
1,210,000 Intouch Holdings PCL (Class F) 2,325
176,826 * Iridium Communications, Inc 7,846
4,399,900 * Jasmine International PCL 304
1,690,687 KDDI Corp 49,429
12,303,136 Koninklijke KPN NV 33,297
31,585 *,e KORE Group Holdings, Inc 60
222,725 *,†,e Let's GOWEX S.A. 2
156,688 LG Telecom Ltd 1,172
34,377 * Liberty Global plc (Class A) 536
30,370 * Liberty Latin America Ltd (Class A) 188
392,854 * Liberty Latin America Ltd (Class C) 2,416
1,211,900 * Link Net Tbk PT 306
840,919 e Lumen Technologies, Inc 6,122
553,918 Magyar Telekom 379
1,740,283 Maxis BHD 1,313
209,750 *,e Millicom International Cellular S.A. 2,409
2,709,447 Mobile Telecommunications Co KSC 5,114
552,558 * Mobile Telecommunications Co Saudi Arabia 1,671
15,712 e Mobistar S.A. 277
1,945,170 MTN Group Ltd 12,834
6,158,766 NetLink NBN Trust 3,881
1,331,610 Nippon Telegraph & Telephone Corp 35,917
245,558 NOS SGPS S.A. 804
23,000 Okinawa Cellular Telephone Co 405
180,842 * Ooma, Inc 2,224
987,817 Ooredoo QSC 2,407
1,422,400 Operadora de Sites Mexicanos S.A. de C.V. 1,182
2,258,844 Orange S. A. 20,430
167,906 * Partner Communications 1,210

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
5,784,000 PCCW Ltd $ 2,610
63,322 PLDT, Inc 1,626
164,558 Proximus plc 1,706
390,937 *,e Radius Global Infrastructure, Inc 3,683
117,091 g RAI Way S.p.A 534
436,406 e Rogers Communications, Inc (Class B) 16,811
25,358,033 Sarana Menara Nusantara Tbk PT 2,050
1,733,780 Saudi Telecom Co 18,049
36,045 Shenandoah Telecom Co 614
7,701,396 Singapore Telecommunications Ltd 14,211
87,977 *,† Sistema PJSFC (GDR) (London) 1
111,870,604 * Smartfren Telecom Tbk PT 585
395,141 SmarTone Telecommunications Holding Ltd 207
2,002,840 Softbank Corp 20,000
1,240,248 Softbank Group Corp 42,033
918,614 StarHub Ltd 702
3,426 *,e Starry Group Holdings, Inc 5
28,140 Swisscom AG. 13,176
1,551,506 Taiwan Mobile Co Ltd 4,670
145,031 Tata Communications Ltd 2,037
607,176 * Tata Teleservices Maharashtra Ltd 772
609,409 Tele2 AB (B Shares) 5,259
2,290,413 Telecom Corp of New Zealand Ltd 6,408
590,432 Telecom Egypt 517
10,210,187 e Telecom Italia S.p.A. 1,889
594,885 Telefonica Brasil S.A. 4,465
1,102,993 Telefonica Deutschland Holding AG. 2,230
5,964,036 Telefonica S.A. 19,717
250,881 Telekom Austria AG. 1,453
825,084 Telekom Malaysia BHD 971
682,350 Telekomunikacja Polska S.A. 709
762,709 Telenor ASA 6,980
75,839 Telephone & Data Systems, Inc 1,054
2,860,481 TeliaSonera AB 8,238
57,519,201 Telkom Indonesia Persero Tbk PT 16,764
368,567 * Telkom S.A. Ltd 945
4,909,634 Telstra Corp Ltd 12,123
573,121 e TELUS Corp 11,381
1,072,549 TIM S.A. 2,402
1,779,600 Time dotCom BHD 1,773
1,490,717 * T-Mobile US, Inc 200,010
5,237,500 Tower Bersama Infrastructure 970
188,392 TPG Telecom Ltd 585
7,494,562 True Corp PCL 1,000
1,442,030 Turkcell Iletisim Hizmet AS 1,532
99,582 United Internet AG. 1,862
11,466 * US Cellular Corp 298
19,200 Usen-Next Holdings Co Ltd 262
3,245,082 Verizon Communications, Inc 123,216
1,979,642 *,e Vision, Inc 18,756
749,643 Vodacom Group Pty Ltd 5,037
30,150,831 Vodafone Group plc 33,745
27,000 Vodafone Group plc (ADR) 306
12,446,286 * Vodafone Idea Ltd 1,335
2,156,454 Vodafone Qatar 913
4,520,200 XL Axiata Tbk PT 727
TOTAL TELECOMMUNICATION SERVICES 1,344,430
TRANSPORTATION - 1.9%
604,718 Adani Ports & Special Economic Zone Ltd 6,059
1,620,100 * Adi Sarana Armada Tbk PT 135

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
59,045 * Aegean Airlines S.A. $ 255
79,665 *,g Aena S.A. 8,268
31,850 *,e Aeroports de Paris 3,681
1,718,488 Agility Public Warehousing Co KSC 3,701
2,760,732 Air Arabia PJSC 1,563
215,546 *,e Air Canada 2,590
260,729 * Air China Ltd 384
1,297,910 * Air China Ltd (H shares) 987
1,400,548 *,e Air France-KLM 1,764
2,115,377 * Air New Zealand Ltd 845
30,614 * Air Transport Services Group, Inc 737
4,879,688 Airports of Thailand PCL 9,379
129,237 * Alaska Air Group, Inc 5,060
120,939 e,g ALD S.A. 1,115
109,875 *,e All Nippon Airways Co Ltd 2,067
93,372 Allcargo Logistics Ltd 469
7,407 * Allegiant Travel Co 541
7,385 Amerco, Inc 3,761
531,466 *,e American Airlines Group, Inc 6,399
634,771 *,†,b,e AMR Corporation 6
520,000 Anhui Expressway Co 331
4,750 AP Moller - Maersk AS (Class A) 8,392
6,751 AP Moller - Maersk AS (Class B) 12,268
865,189 Aramex PJSC 900
13,442 ArcBest Corp 978
3,686,500 * Asia Aviation PCL 280
46,289 * Asiana Airlines 384
21,313 * Atlas Air Worldwide Holdings, Inc 2,037
1,766,937 e Atlas Arteria Ltd 7,036
108,831 e Atlas Corp 1,513
664,809 * Auckland International Airport Ltd 2,665
2,633,341 Aurizon Holdings Ltd 5,824
529,743 Autostrade S.p.A. 11,689
23,912 * Avis Budget Group, Inc 3,550
346,700 * Azul S.A. 946
641,900 * Bangkok Airways Co Ltd 205
140,900 * Bangkok Aviation Fuel Services PCL 119
7,603,762 Bangkok Expressway & Metro PCL 1,850
1,532,810 * Beijing Capital International Airport Co Ltd 827
2,030,479 Beijing-Shanghai High Speed Railway Co Ltd 1,291
138,086 *,e Bird Global, Inc 49
46,761 *,e Blade Air Mobility, Inc 188
5,051 Blue Dart Express Ltd 547
121,543 e bpost S.A. 651
6,797,637 BTS Group Holdings PCL 1,490
900,917 Canadian National Railway Co 97,295
1,219,832 Canadian Pacific Railway Ltd 81,428
10,214 e Cargojet, Inc 825
58,960 *,e Cathay Pacific Airways Ltd 62
218,200 * Cebu Air, Inc 137
171,589 Central Japan Railway Co 20,143
102,243 CH Robinson Worldwide, Inc 9,847
2,099,000 China Airlines 1,291
195,400 * China Eastern Airlines Corp Ltd 134
950,667 China Merchants Holdings International Co Ltd 1,194
1,458,447 * China Southern Airlines Co Ltd 768
406,859 * China Southern Airlines Co Ltd (Class A) 380
105,587 *,e Chorus Aviation, Inc 179
1,400,072 Cia de Concessoes Rodoviarias 3,252
106,919 Cia de Distribucion Integral Logista Holdings SAU 1,948
33,010 Clarkson plc 963

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,848,100 ComfortDelgro Corp Ltd $ 2,610
18,106,369 Compania SudAmericana de Vapores S.A. 1,247
324,340 Container Corp Of India Ltd 2,820
953,800 *,e Controladora Vuela Cia de Aviacion SAB de C.V. 674
77,199 * Copa Holdings S.A. (Class A) 5,173
1,492,000 Cosco International Holdings Ltd 426
1,551,536 COSCO Pacific Ltd 977
921,015 COSCO SHIPPING Holdings Co Ltd - A 1,420
2,332,309 COSCO SHIPPING Holdings Co Ltd - H 2,713
39,810 Costamare, Inc 356
8,632 Covenant Transportation Group, Inc 248
2,943,446 CSX Corp 78,413
107,636 e CTT-Correios de Portugal S.A. 286
26,846 D/S Norden 1,133
2,400,300 Dalian Port PDA Co Ltd 540
831,200 Daqin Railway Co Ltd 792
8,274 * Daseke, Inc 45
814,574 * Delta Air Lines, Inc 22,857
1,062,158 *,e Deutsche Lufthansa AG. 6,105
1,588,132 Deutsche Post AG. 47,866
52,756 Dfds A.S. 1,370
521,383 DSV AS 61,079
10,053 e Eagle Bulk Shipping, Inc 434
355,438 East Japan Railway Co 18,228
969,234 * easyJet plc 3,162
278,300 * EcoRodovias Infraestrutura e Logistica S.A. 256
364,113 *,g Enav S.p.A 1,325
90,303 e Eneti, Inc 602
1,821,000 Eva Airways Corp 1,610
3,143,000 Evergreen International Storage & Transport Corp 3,107
726,013 Evergreen Marine Corp Taiwan Ltd 3,310
22,461 e Exchange Income Corp 674
137,000 Expeditors International of Washington, Inc 12,098
204,582 FedEx Corp 30,374
803,131 *,e Finnair Oyj 278
912,147 Firstgroup plc 1,062
24,257 * Flughafen Zuerich AG. 3,585
44,537 Forward Air Corp 4,020
44,566 * Fraport AG. Frankfurt Airport Services Worldwide 1,603
6,330 *,e Frontier Group Holdings, Inc 61
33,560 e Fukuyama Transporting Co Ltd 759
29,264 Genco Shipping & Trading Ltd 367
470,161 Getlink S.E. 7,291
2,418,862 * GMR Infrastructure Ltd 1,050
49,482 * Go-Ahead Group plc 854
205,000 * Gol Linhas Aereas Inteligentes S.A. 339
91,243 e Golden Ocean Group Ltd 682
158,908 e Golden Ocean Group Ltd 1,188
4,611,743 *,e Grab Holdings Ltd 12,129
351,300 e Grupo Aeroportuario del Centro Norte Sab de C.V. 2,210
400,749 e
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) 5,065
215,783 e Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,250
323,200 *,e,g Grupo Traxion SAB de C.V. 297
266,648 Gujarat Pipavav Port Ltd 284
367,701 Gulf Warehousing Co 443
185,360 * GXO Logistics, Inc 6,499
243,000 *,e Hainan Meilan International Airport Co Ltd 581
17,000 Hamakyorex Co Ltd 368
28,229 Hamburger Hafen und Logistik AG. 307
10,912 Hanjin Transportation Co Ltd 155

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
205,611 Hankyu Hanshin Holdings, Inc $ 6,188
38,890 * Hawaiian Holdings, Inc 511
35,570 Heartland Express, Inc 509
163,615 *,e Hertz Global Holdings, Inc 2,664
2,013,125 * Hidrovias do Brasil S.A. 884
51,325 Hitachi Transport System Ltd 3,068
137,606 * Hub Group, Inc (Class A) 9,492
10,921,551 Hutchison Port Holdings Trust 2,006
21,386 Hyundai Glovis Co Ltd 2,407
219,129 e Hyundai Merchant Marine Co Ltd 2,798
3,064 * ID Logistics Group 753
286,938 Iino Kaiun Kaisha Ltd 1,286
107,009 *,g InterGlobe Aviation Ltd 2,428
1,134,449 International Container Term Services, Inc 3,025
247,237 * Japan Airlines Co Ltd 4,427
73,500 * Japan Airport Terminal Co Ltd 3,072
2,619,300 * Jasa Marga Tbk PT 556
102,728 Jazeera Airways Co KSCP 549
20,800 JB Hunt Transport Services, Inc 3,254
25,019 * Jeju Air Co Ltd 220
188,220 * JET2 plc 1,441
253,971 * JetBlue Airways Corp 1,684
1,068,915 Jiangsu Express 802
29,077 * Jin Air Co Ltd 325
45,977 *,e Joby Aviation, Inc 199
109,100 Kamigumi Co Ltd 2,014
190,464 e Kawasaki Kisen Kaisha Ltd 2,656
268,000 Keihin Electric Express Railway Co Ltd 2,717
92,993 Keio Corp 3,389
108,702 Keisei Electric Railway Co Ltd 2,961
159,550 Kelsian Group Ltd 495
601,700 * Kerry Express Thailand PCL 305
447,009 Kerry Logistics Network Ltd 716
174,925 Kintetsu Corp 5,824
226,843 * Kirby Corp 13,785
475,467 Knight-Swift Transportation Holdings, Inc 23,265
30,468 Konoike Transport Co Ltd 300
9,572 * Korea Express Co Ltd 600
850,265 * Korea Line Corp 1,146
120,180 * Korean Air Lines Co Ltd 1,834
70,992 e Kuehne & Nagel International AG. 14,456
162,300 Kyushu Railway Co 3,503
5,157 Landstar System, Inc 744
1,771,735 Localiza Rent A Car 20,065
74,733 Lotte Rental Co Ltd 1,613
264,012 * Lyft, Inc (Class A) 3,477
35,500 g Mahindra Logistics Ltd 226
855,654 * Malaysia Airports Holdings BHD 1,030
55,692 Marten Transport Ltd 1,067
47,050 e Maruwa Unyu Kikan Co Ltd 473
29,530 Maruzen Showa Unyu Co Ltd 626
30,152 Matson, Inc 1,855
1,694,540 MISC BHD 2,465
54,828 Mitsubishi Logistics Corp 1,292
227,800 e Mitsui OSK Lines Ltd 4,076
48,214 Mitsui-Soko Co Ltd 1,023
177,500 Movida Participacoes S.A. 407
318,318 e MPC Container Ships AS. 531
1,629,363 MTR Corp 7,474
109,975 Mullen Group Ltd 1,134
226,500 Nagoya Railroad Co Ltd 3,485

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
124,327 Nankai Electric Railway Co Ltd $ 2,541
720,185 * National Express Group plc 1,346
121,726 Nippon Express Holdings, Inc 6,187
65,049 Nippon Konpo Unyu Soko Co Ltd 1,015
319,098 e Nippon Yusen Kabushiki Kaisha 5,416
72,600 Nishi-Nippon Railroad Co Ltd 1,447
9,612 Norfolk Southern Corp 2,015
897,278 *,e Norwegian Air Shuttle AS 598
9,273 * NTG Nordic Transport Group A.S. 230
261,894 Odakyu Electric Railway Co Ltd 3,375
40,496 e Oesterreichische Post AG. 1,079
91,790 Old Dominion Freight Line 22,835
153,500 Orient Overseas International Ltd 2,671
5,859,290 Pacific Basin Shipping Ltd 1,809
1,301 * PAM Transportation Services, Inc 40
180,990 Pan Ocean Co Ltd 564
46,636 * Pegasus Hava Tasimaciligi AS. 595
1,073,400 Precious Shipping PCL 398
237,812 e Promotora y Operadora de Infraestructura SAB de C.V. 1,620
1,015,212 * Qantas Airways Ltd 3,258
690,813 Qatar Navigation QSC 1,916
3,596,261 Qube Logistics Holdings Ltd 5,710
180,563 * Radiant Logistics, Inc 1,027
284,071 Redde Northgate plc 918
2,310,660 Regional Container Lines PCL 1,769
945,938 Royal Mail plc 1,925
1,455,346 Rumo S.A. 4,986
44,961 Ryder System, Inc 3,394
57,312 Safe Bulkers, Inc 142
95,597 e Sagami Railway Co Ltd 1,582
20,703 * Saia, Inc 3,934
96 *,† SAir Group 0
12,670 Sakai Moving Service Co Ltd 410
153,450 Sankyu, Inc 4,456
612,300 Santos Brasil Participacoes S.A. 867
149 *,e SAS AB 0 ^
112,379 * Saudi Ground Services Co 766
49,548 Saudi Industrial Services Co 279
75,977 * Saudi Public Transport Co 304
21,204 SBS Holdings, Inc 408
147,679 Schneider National, Inc 2,998
275,200 Seibu Holdings, Inc 2,749
169,106 Seino Holdings Corp 1,359
138,996 Senko Co Ltd 918
216,439 SF Holding Co Ltd 1,438
218,690 SG Holdings Co Ltd 2,995
53,196 * Shanghai International Airport Co Ltd 431
530,760 Shanghai International Port Group Co Ltd 415
1,120,902 Shenzhen International Holdings Ltd 854
4,827
Shenzhen Investment Holdings Bay Area Development
Co Ltd 1
91,760 Shinwa Kaiun Kaisha Ltd 2,386
192,250 Shipping Corp of India Ltd 267
372,500 * SIA Engineering Co Ltd 578
974,000 Sichuan Expressway Co Ltd 203
400,700 SIMPAR S.A. 718
3,060,000 Sincere Navigation 1,745
2,052,550 *,e Singapore Airlines Ltd 7,254
866,400 *,e Singapore Airport Terminal Services Ltd 1,810
2,234,919 Singapore Post Ltd 847
108,347 Sinotrans Ltd (Class A) 54

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,246,000 SITC International Co Ltd $ 4,119
16,472 Sixt AG. 1,310
22,457 Sixt AG. (Preference) 1,020
37,062 * Skywest, Inc 603
475,810 * Southwest Airlines Co 14,674
498,402 * SpiceJet Ltd 238
81,867 Spirit Airlines, Inc 1,541
21,215 Stolt-Nielsen S.A. 424
65,283 Sumitomo Warehouse Co Ltd 887
5,416 *,e Sun Country Airlines Holdings, Inc 74
250,000 T.Join Transportation Co 296
172,000 T3EX Global Holdings Corp 341
2,122,501 Taiwan High Speed Rail Corp 1,901
213,160 * TAV Havalimanlari Holding AS 724
14,214 TCI Express Ltd 321
101,915 TFI International, Inc 9,223
24,207 Theeb Rent A Car Co 464
2,866,000 Tianjin Port Development Holdings Ltd 181
429,779 e TNT NV 719
155,943 Tobu Railway Co Ltd 3,676
480,218 Tokyu Corp 5,477
5,648,600 *,† Trada Alam Minera Tbk PT 0 ^
8,607 e Trancom Co Ltd 452
1,223,900 Transcoal Pacific Tbk PT 731
26,549 Transport Corp of India Ltd 248
3,199,561 Transurban Group 25,268
615,564 * Turk Hava Yollari 2,337
146,597 *,e TuSimple Holdings, Inc 1,114
3,094,674 * Uber Technologies, Inc 82,009
511,000 U-Ming Marine Transport Corp 586
2,197,157 Union Pacific Corp 428,050
265,286 * United Airlines Holdings Inc 8,630
41,733 United International Transportation Co 487
970,607 United Parcel Service, Inc (Class B) 156,792
2,280 Universal Logistics Holdings Inc 72
350,300
Vamos Locacao de Caminhoes Maquinas e
Equipamentos S.A. 888
67,336 *,† Virgin Australia Int Holdings 0 ^
128,984 e Wallenius Wilhelmsen ASA 643
478,350 Wan Hai Lines Ltd 998
48,452 Werner Enterprises, Inc 1,822
193,823 West Japan Railway Co 7,409
49,476 e Westshore Terminals Investment Corp 950
127,360 *,e Wheels Up Experience, Inc 146
283,800 Wilson Sons Holdings Brasil S.A. 497
149,136 Wincanton plc 487
1,529,000 Wisdom Marine Lines Co Ltd 2,479
166,617 * XPO Logistics, Inc 7,418
314,121 Yamato Transport Co Ltd 4,717
1,205,000 Yang Ming Marine Transport 2,315
148,259 YTO Express Group Co Ltd 432
1,262,000 Yuexiu Transport Infrastructure Ltd 513
152,615 Yunda Holding Co Ltd 336
1,344,968 Zhejiang Expressway Co Ltd 914
91,448 e ZIM Integrated Shipping Services Ltd 2,149
305,583 ZTO Express Cayman, Inc (ADR) 7,343
TOTAL TRANSPORTATION 1,824,553
UTILITIES - 2.8%
1,897,714 A2A S.p.A. 1,844
1,589,000 Absolute Clean Energy PCL 112

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
10,335,091 AC Energy Corp $ 984
25,947 Acciona S.A. 4,560
92,086 ACEA S.p.A. 1,000
90,562 ACWA Power Co 4,033
311,829 Adani Gas Ltd 12,716
357,471 * Adani Green Energy Ltd 9,839
886,056 * Adani Power Ltd 4,028
316,801 * Adani Transmissions Ltd 12,695
279,400 AES Brasil Energia S.A. 488
344,032 AES Corp 7,775
348,364 *,† AET&D Holdings No 1 Ptd Ltd 0
833,804 AGL Energy Ltd 3,637
3,550,984 Aguas Andinas S.A. 689
376,694 Aksa Enerji Uretim AS 751
833,048 e Algonquin Power & Utilities Corp 9,100
10,925 AlKhorayef Water & Power Technologies Co 372
43,513 Allete, Inc 2,178
2,388,683 Alliant Energy Corp 126,576
454,143 e AltaGas Ltd 8,696
23,153 * Altus Power, Inc 255
154,100 Alupar Investimento S.A. 777
1,771,946 Ameren Corp 142,730
2,291,485 American Electric Power Co, Inc 198,099
17,090 American States Water Co 1,332
72,467 American Water Works Co, Inc 9,432
1,304,270 APA Group 8,025
2,988 Artesian Resources Corp 144
66,898 Ascopiave S.p.A. 138
160,041 Atco Ltd 4,918
48,774 Athens Water Supply & Sewage Co S.A. 342
23,975 Atmos Energy Corp 2,442
357,118 Auren Energia S.A. 897
11,758 Avangrid, Inc 490
54,130 Avista Corp 2,006
1,020,430 B Grimm Power PCL 908
708,200 Banpu Power PCL 270
1,501,900 BCPG PCL 365
10,220,000 *,e Beijing Energy International Holding Co Ltd 264
438,679 Beijing Enterprises Holdings Ltd 1,229
3,358,586 Beijing Enterprises Water Group Ltd 770
1,674,000 Beijing Jingneng Clean Energy Co Ltd 318
42,543 BKW S.A. 5,070
308,815 e Black Hills Corp 20,916
112,612 Boralex, Inc 3,576
120,966 e Brookfield Infrastructure Corp 4,924
14,448 e Brookfield Infrastructure Corp 588
105,621 Brookfield Renewable Corp 3,452
158,627 e Brookfield Renewable Corp 5,184
32,164 California Water Service Group 1,695
159,291 e Canadian Utilities Ltd 4,143
712,000 Canvest Environment Protection Group Co Ltd 448
257,505 Capital Power Corp 8,743
145,898 Capital Stage AG. 2,608
262,200 CECEP Solar Energy Co Ltd 252
435,700 CECEP Wind-Power Corp 269
3,383,378 Centerpoint Energy, Inc 95,344
1,207,251 Centrais Eletricas Brasileiras S.A. 9,617
301,839 Centrais Eletricas Brasileiras S.A. (Preference) 2,526
7,159,676 * Centrica plc 5,618
705,899 CESC Ltd 667
184,858 CEZ AS 6,335

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
910,000 e CGN New Energy Holdings Co Ltd $ 259
3,613,000 g CGN Power Co Ltd 780
20,150 Chesapeake Utilities Corp 2,325
2,770,000 China Datang Corp Renewable Power Co Ltd 642
931,000 e,g China Everbright Greentech Ltd 177
1,091,113 e China Everbright Water Ltd 181
2,188,965 China Gas Holdings Ltd 2,618
6,628,044 China Longyuan Power Group Corp 8,282
562,900 China National Nuclear Power Co Ltd 463
4,185,847 China Power International Development Ltd 1,657
699,512 China Resources Gas Group Ltd 2,218
1,378,373 China Resources Power Holdings Co 2,128
1,994,500 China Three Gorges Renewables Group Co Ltd 1,578
990,000 China Water Affairs Group Ltd 783
1,878,147 China Yangtze Power Co Ltd 6,012
623,546 Chubu Electric Power Co, Inc 5,608
328,500 e Chugoku Electric Power Co, Inc 1,662
394,301 Cia de Saneamento Basico do Estado de Sao Paulo 3,626
1,192,000 Cia de Saneamento de Minas Gerais-COPASA 2,917
167,100 Cia de Saneamento do Parana 531
485,000 Cia de Saneamento do Parana (Preference) 315
1,611,356 Cia Energetica de Minas Gerais 3,214
14,700 Cia Energetica do Ceara 124
88,700 Cia Paranaense de Energia 533
205,100 Cia Paranaense de Energia 236
1,169,300 Cia Paranaense de Energia 1,426
714,223 CK Infrastructure Holdings Ltd 3,643
1,921,700 CK Power PCL 257
167,319 Clearway Energy, Inc (Class A) 4,869
222,222 Clearway Energy, Inc (Class C) 7,078
1,860,817 CLP Holdings Ltd 14,064
77,055 CMS Energy Corp 4,488
13,927,155 Colbun S.A. 1,223
7,530,000 Concord New Energy Group Ltd 622
124,935 Consolidated Edison, Inc 10,714
311,570 Constellation Energy Corp 25,920
1,118,574 Contact Energy Ltd 4,683
255,005 g ContourGlobal plc 716
244,900 CPFL Energia S.A. 1,533
1,320,000 *,†,e CT Environmental Group Ltd 2
7,884 Daesung Holdings Co Ltd 488
1,409,869 Dominion Energy, Inc 97,436
74,509 * Doral Group Renewable Energy Resources Ltd 271
484,877 Drax Group plc 3,226
33,730 DTE Energy Co 3,881
270,157 Duke Energy Corp 25,130
5,014,562 E.ON AG. 38,526
133,271 Edison International 7,540
461,600 EDP - Energias do Brasil S.A. 1,868
306,749 EDP Renovaveis S.A. 6,310
347,900 Electric Power Development Co 4,920
618,210 e Electricite de France 7,170
348,417 Electricity Generating PCL 1,521
35,647 e Elia System Operator S.A. 4,195
325,185 e Emera, Inc 13,157
37,944 e Enagas 587
185,066 Endesa S.A. 2,780
645,969 * Enea S.A. 803
34,921,167 Enel Chile S.A. 1,008
13,922,494 Enel S.p.A. 57,099
2,522,304 Energias de Portugal S.A. 10,947

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
208,733 Energisa S.A. $ 1,621
277,208 Energix-Renewable Energies Ltd 1,076
1,936,344 Energy Absolute PCL 4,513
306,050 g Enerjisa Enerji AS. 285
25,474,966 Enersis S.A. 2,684
1,255,100 * Eneva S.A. 3,292
192,348 Engie Brasil Energia S.A. 1,373
619,651 * Engie Energia Chile S.A. 291
2,633,538 Engie S.A. 30,312
1,122,296 * Enlight Renewable Energy Ltd 2,365
581,635 ENN Energy Holdings Ltd 7,755
200,400 ENN Natural Gas Co Ltd 522
72,802 Entergy Corp 7,326
1,119,919 Equatorial Energia S.A. 5,585
35,843 eRex Co Ltd 687
73,240 ERG S.p.A. 2,016
116,138 Essential Utilities Inc 4,806
39,507 Evergy, Inc 2,347
127,315 Eversource Energy 9,925
42,705 EVN AG. 711
862,787 Exelon Corp 32,320
5,629 *,e Fastned BV 158
139,964 *,e Fersa Energias Renovables S.A. 115
2,223,005 FirstEnergy Corp 82,251
587,768 e Fortis, Inc 22,330
271,890 e Fortum Oyj 3,653
3,233,488 GAIL India Ltd 3,436
43,028,000 *,e GCL New Energy Holdings Ltd 470
1,091,700 GD Power Development Co Ltd 624
632,109 Genesis Energy Ltd 968
779,257 Global Power Synergy Co Ltd 1,310
2,859 Global Water Resources, Inc 34
330,561 * Greenvolt-Energias Renovaveis S.A. 2,789
13,515 * Grenergy Renovables S.A. 411
2,265,210 Guangdong Investments Ltd 1,809
220,724 Gujarat Gas Ltd 1,361
351,259 Gujarat State Petronet Ltd 991
3,309,927 Gulf Energy Development PCL 4,587
4,895,300 Gunkul Engineering PCL 678
18,838 Hawaiian Electric Industries, Inc 653
1,064,130 e Hera S.p.A. 2,261
2,869,500 HK Electric Investments & HK Electric Investments Ltd 2,011
205,393 Hokkaido Electric Power Co, Inc 644
208,877 e Hokuriku Electric Power Co 702
140,104 Holding CO ADMIE IPTO S.A. 222
12,612,979 Hong Kong & China Gas Ltd 11,110
1,578,438 Hong Kong Electric Holdings Ltd 7,912
425,919 Huadian Power International Corp Ltd (Class A) 356
428,766 Huaneng Power International, Inc - A 456
3,140,751 e Huaneng Power International, Inc - H 1,362
406,618 e,g Hydro One Ltd 9,944
6,417,859 Iberdrola S.A. 59,841
9,049 Idacorp, Inc 896
445,358 * Indiabulls Infrastructure and Power Ltd 254
371,920 Indraprastha Gas Ltd 1,808
884,758 Infratil Ltd 4,281
172,478 Innergex Renewable Energy, Inc 2,171
1,027,900 *,† Inter Far East Energy Corp 0 ^
498,592 Interconexion Electrica S.A. 1,785
478,545 Inversiones Aguas Metropolitanas S.A. 203
1,492,114 Iride S.p.A. 1,967

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
591,818 Italgas S.p.A $ 2,748
10,103,511 * Jaiprakash Power Ventures Ltd 904
243,000 Jiangsu Eastern Shenghong Co Ltd 596
819,128 Kansai Electric Power Co, Inc 6,853
22,672 Kenon Holdings Ltd 772
4,263,093 Keppel Infrastructure Trust 1,599
193,547 Korea Electric Power Corp 2,696
990,600 Kyushu Electric Power Co, Inc 5,281
438,766 Light S.A. 439
83,292 Mahanagar Gas Ltd 849
3,498,600 Malakoff Corp BHD 463
272,992 Manila Electric Co 1,223
1,345,400 Manila Water Co, Inc 313
658,000 Mega First Corp BHD 467
712,240 Mercury NZ Ltd 2,267
1,322,242 Meridian Energy Ltd 3,548
42,873 MGE Energy, Inc 2,814
2,308 Middlesex Water Co 178
98,354 *,e Montauk Renewables, Inc 1,715
14,026 National Fuel Gas Co 863
43,801 National Gas & Industrialization Co 652
4,797,914 National Grid plc 49,390
96,229 e Naturgy Energy Group S.A. 2,226
58,398 e,g Neoen S.A. 1,946
68,447 New Jersey Resources Corp 2,649
5,223,358 e NextEra Energy, Inc 409,563
129,987 Nippon Gas Co Ltd 1,851
71,393 NiSource, Inc 1,798
289,260 Northland Power Income Fund 8,470
83,010 Northwest Natural Holding Co 3,601
41,052 NorthWestern Corp 2,023
162,263 NRG Energy, Inc 6,210
4,607,112 NTPC Ltd 8,998
185,105 OGE Energy Corp 6,749
49,801 e Okinawa Electric Power Co, Inc 364
353,700 * Omega Energia S.A. 674
40,838 ONE Gas, Inc 2,875
126,734 * OPC Energy Ltd 1,409
1,860,775 Origin Energy Ltd 6,174
19,272 e Ormat Technologies, Inc 1,661
211,390 g Orsted AS 16,848
223,534 Osaka Gas Co Ltd 3,370
71,129 Otter Tail Corp 4,376
33,386 * OY Nofar Energy Ltd 992
347,596 Pennon Group plc 3,033
1,170,378 Petronas Gas BHD 4,149
1,482,069 * PG&E Corp 18,526
990,023 * PGE Polska Grupa Energetyczna S.A. 1,245
19,927 Pinnacle West Capital Corp 1,285
65,367 PNM Resources, Inc 2,989
153,876 Portland General Electric Co 6,687
3,685,800 Power Grid Corp of India Ltd 9,570
129,955 PPL Corp 3,294
13,318,000 PT Perusahaan Gas Negara Persero Tbk 1,525
228,458 * Public Power Corp 1,160
421,076 Public Service Enterprise Group, Inc 23,677
30,437 * Pure Cycle Corp 254
527,438 Qatar Electricity & Water Co 2,537
894,540 Ratch Group PCL 970
57,589 Red Electrica Corp S.A. 884
480,474 Redes Energeticas Nacionais S.A. 1,136

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
6,052,275 * Reliance Power Ltd $ 1,208
42,800 *,e RENOVA, Inc 1,003
110,755 Rubis S.C.A 2,305
2,189,881 RWE AG. 80,491
25,000 e Saibu Gas Co Ltd 299
7,211 Sam Kwang Glass Ind Co Ltd 154
985,492 Saudi Electricity Co 6,380
144,065 g Scatec Solar ASA 985
1,041,688 Scottish & Southern Energy plc 17,590
287,212 SDIC Power Holdings Co Ltd 434
1,200,678 SembCorp Industries Ltd 2,565
306,084 Sempra Energy 45,894
37,234 Severn Trent plc 973
708,464
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour
Power Plant KSC 446
184,088 Shenzhen Energy Group Co Ltd 145
300,042 Shikoku Electric Power Co, Inc 1,499
82,210 Shizuoka Gas Co Ltd 562
128,900 Sichuan Chuantou Energy Co Ltd 218
20,288 SJW Corp 1,169
252,266 Snam Rete Gas S.p.A. 1,020
90,803 * Solaria Energia y Medio Ambiente S.A. 1,428
128,000 *,† Sound Global Ltd 0 ^
172,457 South Jersey Industries, Inc 5,764
528,942 Southern Co 35,968
97,990 Southwest Gas Holdings Inc 6,835
595,900 SPCG PCL 235
209,901 Spire, Inc 13,083
122,434 * Sunnova Energy International, Inc 2,703
21,332,200 Super Energy Corp PCL (Foreign) 390
478,722 e Superior Plus Corp 3,473
1,619,200 Synergy Grid & Development Phils, Inc 323
441,000 Taiwan Cogeneration Corp 477
1,671,562 Tata Power Co Ltd 4,409
1,274,393 * Tauron Polska Energia S.A. 519
77,014 Telecom Plus plc 1,474
3,095,604 Tenaga Nasional BHD 5,367
70,008 Terna Energy S.A. 1,132
1,414,750 Terna Rete Elettrica Nazionale S.p.A. 8,617
89,700 Toho Gas Co Ltd 1,780
549,900 Tohoku Electric Power Co, Inc 2,585
1,101,296 * Tokyo Electric Power Co, Inc 3,520
1,143,742 Tokyo Gas Co Ltd 19,308
182,478 Torrent Power Ltd 1,087
1,317,000 Towngas China Co Ltd 504
2,315,000 TPI Polene Power PCL 216
554,791 e TransAlta Corp 4,904
253,587 e TransAlta Renewables, Inc 2,684
252,400 Transmissora Alianca de Energia Eletrica S.A. 1,822
1,554,000 TTW PCL 408
36,564 UGI Corp 1,182
97,558 e Uniper SE 368
97,405 United Utilities Group plc 962
20,769 Unitil Corp 965
751,605 Veolia Environnement 14,365
75,949 e Verbund AG. 6,484
14,989 e Via Renewables, Inc 104
449,394 Vistra Energy Corp 9,437
34,341 *,e Voltalia S.A. 602
849,887 WEC Energy Group, Inc 76,005
27,730 e West Holdings Corp 792

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,607,200 WHA Utilities and Power PCL $ 170
1,559,581 Xcel Energy, Inc 99,813
2,212 York Water Co 85
7,393,200 * YTL Corp BHD 922
2,507,500 YTL Power International BHD 375
1 * Zorlu Enerji Elektrik Uretim AS 0 ^
TOTAL UTILITIES 2,723,159
TOTAL COMMON STOCKS 96,067,257
(Cost $107,127,687)
PURCHASED OPTIONS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
119,100 Altimmune, Inc 989
159,200 Altimmune, Inc 1,019
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 2,008
TOTAL PURCHASED OPTIONS 2,008
(Cost $974)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
26,206 †,e Webuild S.p.A 08/02/30 22
TOTAL CAPITAL GOODS 22
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,349,244 e Securitas AB 563
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 563
CONSUMER DURABLES & APPAREL - 0.0%
1,143,514 e Cie Financiere Richemont S.A. 11/27/23 510
TOTAL CONSUMER DURABLES & APPAREL 510
CONSUMER SERVICES - 0.0%
90,578 PointsBet Holdings Ltd 07/08/24 0
69,576 †,e PointsBet Holdings Pty Ltd 09/30/22 0
TOTAL CONSUMER SERVICES 0
DIVERSIFIED FINANCIALS - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL DIVERSIFIED FINANCIALS 0 ^
ENERGY - 0.0%
8,715 e Weatherford International plc 12/13/23 1
TOTAL ENERGY 1
MEDIA & ENTERTAINMENT - 0.0%
10,558 Advantage Solutions, Inc 12/31/26 1
TOTAL MEDIA & ENTERTAINMENT 1

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
EXPIRATION
DATE
VALUE
(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 † Chinook Therapeutics, Inc $ 0
6,202 Oscotec, Inc 19
20,027 †,e Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 20
TELECOMMUNICATION SERVICES - 0.0%
1,367 Globe Telecom, Inc 7
TOTAL TELECOMMUNICATION SERVICES 7
TRANSPORTATION - 0.0%
10,969 Jeju Air Co Ltd 15
5,435 Localiza Rent a Car S.A. 11
TOTAL TRANSPORTATION 26
TOTAL RIGHTS/WARRANTS 1,150
(Cost $962)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 0.7%
$ 93,000,000 Federal Home Loan Bank (FHLB) 0 .000% 10/05/22 92,985
44,500,000 FHLB 0 .000 10/13/22 44,463
15,000,000 FHLB 0 .000 10/19/22 14,980
12,500,000 FHLB 0 .000 10/21/22 12,481
33,675,000 FHLB 0 .000 10/26/22 33,611
50,000,000 FHLB 0 .000 10/31/22 49,884
199,221,000 FHLB 0 .000 11/01/22 198,716
41,000,000 FHLB 0 .000 11/02/22 40,891
10,115,000 FHLB 0 .000 11/07/22 10,084
12,500,000 FHLB 0 .000 12/21/22 12,407
20,000,000 FHLB 0 .000 12/28/22 19,838
50,000,000 FHLB 0 .000 01/11/23 49,507
15,000,000 FHLB 0 .000 02/27/23 14,773
27,450,000 Tennessee Valley Authority (TVA) 0 .000 10/05/22 27,446
25,000,000 TVA 0 .000 10/12/22 24,981
TOTAL GOVERNMENT AGENCY DEBT 647,047
TOTAL SHORT-TERM INVESTMENTS 647,047
(Cost $647,305)
REPURCHASE AGREEMENT - 0.3%
354,965,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 354,965
TOTAL REPURCHASE AGREEMENT 354,965
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
REPURCHASE AGREEMENT - 1.2%
15,000,000 s Calyon 3 .050 10/03/22 15,000
55,958,000 t Citigroup 2 .980 10/03/22 55,958
60,000,000 u Citigroup 3 .050 10/03/22 60,000
45,000,000 v Citigroup 3 .050 10/06/22 45,000
15,000,000 w Deutsche Bank 2 .990 10/03/22 15,000
35,000,000 x HSBC 2 .970 10/03/22 35,000
70,000,000 y HSBC 3 .050 10/03/22 70,000
135,000,000 z JP Morgan 3 .050 10/03/22 135,000
70,000,000 aa JP Morgan 3 .050 10/03/22 70,000
8,000,000 ab Merrill Lynch 2 .950 10/03/22 8,000
201,385,000 ac Merrill Lynch 3 .050 10/03/22 201,385
100,000,000 ad Nomura 2 .970 10/03/22 100,000
240,000,000 ae Royal Bank of Scotland 2 .980 10/03/22 240,000

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
$ 15,000,000 af Societe Generale 2 .980% 10/03/22 $ 15,000
25,000,000 ag Societe Generale 3 .050 10/03/22 25,000
TOTAL REPURCHASE AGREEMENT 1,090,343
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED 1,090,343
TOTAL SHORT-TERM INVESTMENTS 1,445,308
(Cost $1,445,308)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
CERTIFICATE OF DEPOSIT - 0.0%
12,000,000 Mizuho Bank 3 .380 03/20/23 12,000
9,000,000 MUFG Bank 3 .490 02/17/23 9,000
2,000,000 MUFG Bank 3 .560 03/16/23 2,000
8,000,000 Nordea Bank Abp 3 .140 10/24/22 8,000
21,000,000 Nordea Bank Abp 3 .380 12/12/22 21,000
TOTAL CERTIFICATE OF DEPOSIT 52,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED 52,000
TOTAL SHORT-TERM INVESTMENTS 52,000
(Cost $52,000)
TOTAL INVESTMENTS - 101.0% 98,214,825
(Cost $109,274,300)
OTHER ASSETS & LIABILITIES, NET - (1.0)% (988,450)
NET ASSETS - 100.0% $97,226,375
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
HDC Housing Development Corporation
INR Indian Rupee
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
continued
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
a
Affiliated holding
b
In bankruptcy
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,494,094,890.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
n
All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $354,965,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rates 0.625%–4.125% and maturity dates 1/15/26–9/30/27, valued at $362,064,460.
s Agreement with Calyon, 3.050% dated 9/30/22 to be repurchased at $15,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 2.000%
and maturity date 1/20/51, valued at $15,300,000.
t Agreement with Citigroup, 2.980% dated 9/30/22 to be repurchased at $55,958,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
0.875%–5.250% and maturity dates 11/15/28–5/15/48, valued at $57,077,167.
u Agreement with Citigroup, 3.050% dated 9/30/22 to be repurchased at $60,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
2.500%–3.000% and maturity date 10/20/51, valued at $61,200,001.
v Agreement with Citigroup, 3.050% dated 9/29/22 to be repurchased at $45,000,000 on 10/6/22, collateralized by Government Agency Securities, with coupon rates
0.125%–1.500% and maturity dates 10/15/23–4/30/25, valued at $45,900,059.
w Agreement with Deutsche Bank, 2.990% dated 9/30/22 to be repurchased at $15,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 11/15/24, valued at $15,300,000.
x Agreement with HSBC, 2.970% dated 9/30/22 to be repurchased at $35,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
0.000%–2.375% and maturity dates 5/15/23–11/15/49, valued at $35,700,001.
y Agreement with HSBC, 3.050% dated 9/30/22 to be repurchased at $70,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
3.220%–5.000% and maturity dates 12/1/25–7/1/52, valued at $71,400,000.
z Agreement with JP Morgan, 3.050% dated 9/30/22 to be repurchased at $135,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
2.000%–5.000% and maturity dates 10/1/50–8/1/52, valued at $137,700,001.
aa Agreement with JP Morgan, 3.050% dated 9/30/22 to be repurchased at $70,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
2.000%–7.500% and maturity dates 7/1/29–9/1/52, valued at $71,400,001.
ab Agreement with Merrill Lynch, 2.950% dated 9/30/22 to be repurchased at $8,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 12/29/22, valued at $8,160,015.
ac Agreement with Merrill Lynch, 3.050% dated 9/30/22 to be repurchased at $201,385,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
4.500%–5.000% and maturity date 9/20/52, valued at $205,412,700.
ad Agreement with Nomura, 2.970% dated 9/30/22 to be repurchased at $100,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
0.000%–5.250% and maturity dates 3/31/23–2/15/50, valued at $102,075,942.
ae Agreement with Royal Bank of Scotland, 2.980% dated 9/30/22 to be repurchased at $240,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates 0.125%–2.500% and maturity dates 3/31/23–5/15/31, valued at $244,800,044.
af Agreement with Societe Generale, 2.980% dated 9/30/22 to be repurchased at $15,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 2/28/27, valued at $15,300,046.
ag Agreement with Societe Generale, 3.050% dated 9/26/22 to be repurchased at $25,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates 0.000%–4.000% and maturity dates 12/20/22–9/1/44, valued at $25,500,073.
Purchased options outstanding as of September 30, 2022 were as follows (notional amounts and values are in thousands):
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Altimmune, Inc, Put 1,592 $ 527 $ 19 .00 10/21/22 $ 1,019
Altimmune, Inc, Put 1,191 447 21 .00 10/21/22 989
Total 2,783  $ 974  $ 2,008
Written options outstanding as of September 30, 2022 were as follows (notional amounts and values are in thousands):
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Altimmune, Inc, Call 1,592 $ (412) $ 25 .00 10/21/22 $ (24)
Altimmune, Inc, Call 1,191 (303) 27 .00 10/21/22 (21)
Altimmune, Inc, Put 1,892 (180) 13 .00 10/21/22 (251)
Altimmune, Inc, Put 891 (108) 15 .00 10/21/22 (241)
Amazon.com, Inc, Put 10 (1) 100 .00 10/21/22 (1)
Apple, Inc, Put 10 (1) 120 .00 10/21/22 (1)
Edwards Lifesciences Corp, Call 10 (1) 95 .00 10/21/22 (0) ^

Portfolio of investments
(unaudited)
CREF Stock Account September 30, 2022

College Retirement Equities Fund
concluded
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Edwards Lifesciences Corp, Put 10 $ (3) $ 80 .00 11/18/22 $ (4)
Meta Platforms, Inc, Call 20 (6) 205 .00 10/21/22 (0) ^
Meta Platforms, Inc, Put 10 (1) 115 .00 10/21/22 (1)
NetFlix, Inc, Call 10 (6) 300 .00 10/21/22 (2)
NVIDIA Corp, Call 10 (3) 175 .00 11/18/22 (1)
NVIDIA Corp, Put 10 (7) 115 .00 11/18/22 (8)
Paramount Global, Call 45 (3) 35 .00 12/16/22 (0) ^
Paramount Global, Put 45 (33) 30 .00 01/20/23 (50)
Wolfspeed, Inc, Call 20 (19) 135 .00 12/16/22 (8)
Wolfspeed, Inc, Put 20 (8) 80 .00 12/16/22 (9)
Wolfspeed, Inc, Put 20 (10) 85 .00 12/16/22 (12)
Total 5,816  $ (1,105)  $ (634)
^ Amount represents less than $1,000.
Futures contracts outstanding as of September 30, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 457 12/16/22  $ 42,376 $ 38,155 $ (4,221)
S&P 500 E Mini Index 2,963 12/16/22 596,324 533,562 (62,762)
S&P Mid-Cap 400 E Mini Index 268 12/16/22 65,916 59,180 (6,737)
Total 3,688  $ 704,616  $ 630,897  $ (73,720)

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BONDS - 0.0%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,191,204 Britannia Industries Ltd 5 .500% 06/03/24 $ 14
TOTAL INDIA 14
TOTAL CORPORATE BONDS 14
(Cost $16)
TOTAL BONDS 14
(Cost $16)
SHARES COMPANY
COMMON STOCKS - 98.6%
AUSTRALIA - 1.5%
763,580 * AMP Ltd 535
217,799 APA Group 1,340
1,958,456 Australia & New Zealand Banking Group Ltd 28,669
43,012 Australian Stock Exchange Ltd 1,980
681,005 *,† AZ BGP Holdings 2
896,322 BHP Billiton Ltd 22,281
40,984 Cochlear Ltd 5,091
393,330 Commonwealth Bank of Australia 22,882
95,613 CSL Ltd 17,389
160,605 Endeavour Group Ltd 722
19,629,164 Glencore Xstrata plc 103,151
728,973 IDP Education Ltd 12,246
3,987,981 Ingenia Communities Group 9,499
513,493 Insurance Australia Group Ltd 1,519
77,951 Macquarie Group Ltd 7,605
29,165 e Magellan Financial Group Ltd 208
611,914 Medibank Pvt Ltd 1,368
261,899 *,e Megaport Ltd 1,281
220,909 Mineral Resources Ltd 9,272
710,170 National Australia Bank Ltd 13,149
2,624,976 *,e PointsBet Holdings Ltd 3,089
215,565 * Qantas Airways Ltd 692
326,445 QBE Insurance Group Ltd 2,422
156,435 Rio Tinto plc 8,464
280,170 Suncorp-Metway Ltd 1,808
837,432 Telstra Corp Ltd 2,068
91,627 Wesfarmers Ltd 2,505
815,031 Westpac Banking Corp 10,783
122,128 Woodside Energy Group Ltd 2,495
160,605 Woolworths Ltd 3,490
TOTAL AUSTRALIA 298,005
AUSTRIA - 0.1%
305,891 g BAWAG Group AG. 13,150
165,138 Erste Bank der Oesterreichischen Sparkassen AG. 3,620
12,611 Verbund AG. 1,077
TOTAL AUSTRIA 17,847
BELGIUM - 0.1%
96,456 Anheuser-Busch InBev S.A. 4,369

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
272,890 KBC Groep NV $ 12,950
TOTAL BELGIUM 17,319
BERMUDA - 0.0%
10,387 RenaissanceRe Holdings Ltd 1,458
TOTAL BERMUDA 1,458
BRAZIL - 1.2%
1,023,100 AMBEV S.A. 2,947
4,674,062 Americanas S.A. 14,713
93,400 Atacadao Distribuicao Comercio e Industria Ltd 335
487,200 B3 SA-Brasil Bolsa Balcao 1,179
2,000,718 Banco Bradesco S.A. 6,049
15,620,718 Banco Bradesco S.A. (Preference) 57,452
3,984,060 Banco BTG Pactual S.A. - Unit 18,324
528,232 Banco do Brasil S.A. 3,772
29,300 Banco Santander Brasil S.A. 165
145,900 BB Seguridade Participacoes S.A. 719
41,800 Braskem S.A. 203
133,000 * BRF S.A. 318
225,073 Centrais Eletricas Brasileiras S.A. 1,793
54,300 Centrais Eletricas Brasileiras S.A. (Preference) 454
259,000 Cia de Concessoes Rodoviarias 602
75,400 Cia de Saneamento Basico do Estado de Sao Paulo 693
280,005 Cia Energetica de Minas Gerais 558
137,200 Cia Siderurgica Nacional S.A. 323
252,168 Cosan SA Industria e Comercio 812
42,000 CPFL Energia S.A. 263
38,400 Energisa S.A. 298
36,850 Engie Brasil Energia S.A. 263
208,699 Equatorial Energia S.A. 1,041
237,100 Gerdau S.A. (Preference) 1,074
622,114 g Hapvida Participacoes e Investimentos S.A. 873
250,900 Hypermarcas S.A. 2,058
1 Inter & Co, Inc 0 ^
367,937 Investimentos Itau S.A. - PR 664
5,284,419 Itau Unibanco Holding S.A. 27,488
161,000 Klabin S.A. 542
1,292,788 Localiza Rent A Car 14,641
207,792 Lojas Renner S.A. 1,073
12,058,500 * Magazine Luiza S.A. 10,015
9,597 * MercadoLibre, Inc 7,944
189,395 Natura & Co Holding S.A. 517
518,681 * Pagseguro Digital Ltd 6,862
175,100 * Petro Rio S.A. 894
822,800 Petroleo Brasileiro S.A. 5,046
1,048,838 Petroleo Brasileiro S.A. (Preference) 5,794
224,500 Raia Drogasil S.A. 946
74,300 g Rede D'Or Sao Luiz S.A. 409
270,900 Rumo S.A. 928
357,978 * StoneCo Ltd 3,412
158,222 Suzano SA 1,305
115,700 Telefonica Brasil S.A. 868
198,200 TIM S.A. 444
99,600 Totvus S.A. 542
159,800 Ultrapar Participacoes S.A. 347
2,156,264 Vale S.A. 28,796
237,100 Vibra Energia S.A. 758
354,420 Weg S.A. 2,112

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
202,000 * XP, Inc $ 3,840
TOTAL BRAZIL 243,468
CANADA - 2.6%
38,813 e Agnico-Eagle Mines Ltd 1,640
840,960 Alimentation Couche-Tard, Inc 33,855
435,913 Bank of Montreal 38,206
269,550 Bank of Nova Scotia 12,820
321,192 Barrick Gold Corp 4,978
398
Brookfield Asset Management Reinsurance Partners
Ltd 16
56,596 Brookfield Asset Management, Inc 2,315
553,316 Cameco Corp (Toronto) 14,685
197,808 e Canadian Imperial Bank of Commerce 8,658
429,216 Canadian National Railway Co 46,354
216,777 Canadian Natural Resources Ltd 10,091
852,618 Canadian Pacific Railway Ltd 56,915
46,437 CI Financial Corp 445
523,635 Dollarama, Inc 30,061
330,775 Enbridge, Inc 12,265
5,942 Fairfax Financial Holdings Ltd 2,714
23,775 First Capital Real Estate Investment Trust 260
61,833 e Great-West Lifeco, Inc 1,335
23,761 iA Financial Corp, Inc 1,207
18,422 e IGM Financial, Inc 459
51,993 Imperial Oil Ltd 2,251
31,774 e Intact Financial Corp 4,497
858,880 *,e Ivanhoe Mines Ltd 5,528
724,647 *,e Lightspeed Commerce, Inc 12,753
430,929 Manulife Financial Corp 6,763
74,623 National Bank of Canada 4,677
434,631 e Nutrien Ltd 36,247
18,496 Onex Corp 848
123,475 Power Corp Of Canada 2,783
113,195 RioCan Real Estate Investment Trust 1,526
316,257 Royal Bank of Canada 28,474
2,430,887 * Shopify, Inc (Class A) 65,447
129,896 Sun Life Financial, Inc 5,165
459,862 Suncor Energy, Inc 12,950
386,485 Teck Cominco Ltd 11,754
38,551 Thomson Reuters Corp 3,957
12,520 TMX Group Ltd 1,152
401,982 Toronto-Dominion Bank 24,654
85,582 e Tourmaline Oil Corp 4,448
12,875 e West Fraser Timber Co Ltd 931
TOTAL CANADA 516,084
CHILE - 0.0%
3,545,450 Banco de Chile 312
4,049 Banco de Credito e Inversiones 103
5,153,450 Banco Santander Chile S.A. 180
323,194 Cencosud S.A. 409
28,796 Cia Cervecerias Unidas S.A. 156
3,102,246 Compania SudAmericana de Vapores S.A. 214
253,099 Empresas CMPC S.A. 385
86,423 Empresas COPEC S.A. 554
6,315,205 Enel Chile S.A. 182
4,730,562 Enersis S.A. 499
161,976 SACI Falabella 323

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
30,582 Sociedad Quimica y Minera de Chile S.A. (Class B) $ 2,846
TOTAL CHILE 6,163
CHINA - 2.6%
25,300 360 Finance, Inc (ADR) 324
34,200 360 Security Technology, Inc 31
124,000 g 3SBio, Inc 88
64,000 e AAC Technologies Holdings, Inc 99
7,918 * Advanced Micro-Fabrication Equipment, Inc China 120
12,600 AECC Aero-Engine Control Co Ltd 45
24,700 AECC Aviation Power Co Ltd 145
2,486,000 Agricultural Bank of China Ltd 744
489,800 Agricultural Bank of China Ltd (Class A) 197
33,129 Aier Eye Hospital Group Co Ltd 134
36,800 * Air China Ltd 54
152,000 * Air China Ltd (H shares) 116
30,207 Airtac International Group 691
3,202,072 * Alibaba Group Holding Ltd 31,955
390,000 * Alibaba Health Information Technology Ltd 178
70,500 g A-Living Services Co Ltd 55
950,000 Aluminum Corp of China Ltd 307
177,800 Aluminum Corp of China Ltd (Class A) 103
4,484 * Amlogic Shanghai Co Ltd 41
3,600 Angel Yeast Co Ltd 21
104,500 Anhui Conch Cement Co Ltd 330
20,600 Anhui Conch Cement Co Ltd (Class A) 83
23,800 Anhui Gujing Distillery Co Ltd 352
2,300 Anhui Gujing Distillery Co Ltd (Class A) 88
2,730 Anhui Honglu Steel Construction Group Co Ltd 13
4,000 Anhui Kouzi Distillery Co Ltd 26
9,900 Anhui Yingjia Distillery Co Ltd 78
247,200 Anta Sports Products Ltd 2,595
8,400 Apeloa Pharmaceutical Co Ltd 19
11,600 *
Asia-Potash International Investment Guangzhou Co
Ltd 48
1,820 Asymchem Laboratories Tianjin Co Ltd 35
6,500 Autohome, Inc (ADR) 187
24,200 Avary Holding Shenzhen Co Ltd 88
6,200 Avic Capital Co Ltd 3
29,300 AVIC Electromechanical Systems Co Ltd 47
90,000 AviChina Industry & Technology Co 35
5,600 AVICOPTER plc 31
912,916 * Baidu, Inc 13,439
103,200 Bank of Beijing Co Ltd 60
90,900 Bank of Changsha Co Ltd 85
19,300 Bank of Chengdu Co Ltd 44
221,900 Bank of China Ltd - A 97
24,064,000 Bank of China Ltd - H 7,859
218,700 Bank of Communications Co Ltd - A 142
779,000 Bank of Communications Co Ltd - H 411
30,200 Bank of Hangzhou Co Ltd 61
71,380 Bank of Jiangsu Co Ltd 75
45,600 Bank of Nanjing Co Ltd 68
29,600 Bank of Ningbo Co Ltd 131
66,422 Bank of Shanghai Co Ltd 55
356,000 Baoshan Iron & Steel Co Ltd 263
82,300 BBMG Corp 29
10,700 * BeiGene Ltd (ADR) 1,443
160,000 * Beijing Capital International Airport Co Ltd 86
29,400 Beijing Dabeinong Technology Group Co Ltd 33
6,300 Beijing Easpring Material Technology Co Ltd 58

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
18,600 Beijing Enlight Media Co Ltd $ 19
48,500 Beijing Enterprises Holdings Ltd 136
406,000 Beijing Enterprises Water Group Ltd 93
5,828 Beijing Kingsoft Office Software, Inc 164
9,500 Beijing Kunlun Tech Co Ltd 17
20,900 Beijing New Building Materials plc 71
49,900 Beijing Originwater Technology Co Ltd 33
1,003 Beijing Roborock Technology Co Ltd 36
11,424 Beijing Shiji Information Technology Co Ltd 20
3,800 Beijing Shunxin Agriculture Co Ltd 11
19,800 Beijing Sinnet Technology Co Ltd 22
8,248 Beijing Tiantan Biological Products Corp Ltd 23
7,100 Beijing Tongrentang Co Ltd 45
3,745 Beijing United Information Technology Co Ltd 57
6,630 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 107
2,000 Beijing Yuanliu Hongyuan Electronic Technology Co Ltd 35
211,100 Beijing-Shanghai High Speed Railway Co Ltd 134
3,400 Betta Pharmaceuticals Co Ltd 21
2,200 BGI Genomics Co Ltd 16
14,720 * Bilibili, Inc 226
4,203 Bloomage Biotechnology Corp Ltd 77
822,000 BOC Hong Kong Holdings Ltd 2,734
5,700 BOC International China Co Ltd 8
195,000 BOE Technology Group Co Ltd 90
278,000 Bosideng International Holdings Ltd 137
136,000 *,† Brilliance China Automotive Holdings Ltd 0 ^
5,800 BTG Hotels Group Co Ltd 17
23,500 BYD Co Ltd 834
175,000 BYD Co Ltd (H shares) 4,311
56,500 BYD Electronic International Co Ltd 135
7,100 By-health Co Ltd 18
17,030 Caitong Securities Co Ltd 16
647 CanSino Biologics, Inc 11
8,400 e,g CanSino Biologics, Inc 47
49,600 CECEP Solar Energy Co Ltd 48
84,900 CECEP Wind-Power Corp 52
339,000 g CGN Power Co Ltd 73
1,000 Chacha Food Co Ltd 7
2,000 Changchun High & New Technology Industry Group, Inc 48
24,000 Changjiang Securities Co Ltd 18
1,300 Changzhou Xingyu Automotive Lighting Systems Co Ltd 28
24,600 Chaozhou Three-Circle Group Co Ltd 90
27,700 Chengtun Mining Group Co Ltd 25
11,000 Chengxin Lithium Group Co Ltd 72
23,300 * Chifeng Jilong Gold Mining Co Ltd 67
36,600 China Baoan Group Co Ltd 58
879,000 China Cinda Asset Management Co Ltd 97
799,000 China Citic Bank 317
538,000 China Coal Energy Co 485
230,000 China Communications Services Corp Ltd 77
135,000 China Conch Venture Holdings Ltd 215
74,200 China Construction Bank Corp - A 58
21,761,000 China Construction Bank Corp - H 12,560
60,800 China CSSC Holdings Ltd 193
36,600 * China Eastern Airlines Corp Ltd 25
486,300 China Energy Engineering Corp Ltd 153
225,800 China Everbright Bank Co Ltd - A 90
363,000 China Everbright Bank Co Ltd - H 100
314,555 China Everbright International Ltd 130
781,000 *,g China Feihe Ltd 545
333,500 China Galaxy Securities Co Ltd 154

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
25,200 China Galaxy Securities Co Ltd (Class A) $ 32
248,200 China Gas Holdings Ltd 297
9,700 China Great Wall Securities Co Ltd 11
27,400 China Greatwall Technology Group Co Ltd 33
547,000 China Hongqiao Group Ltd 448
407,400 China Insurance International Holdings Co Ltd 341
131,200 g China International Capital Corp Ltd 189
4,600 China International Capital Corp Ltd 22
103,425 China International Travel Service Corp Ltd 2,858
974,000 China Jinmao Holdings Group Ltd 198
19,929 China Jushi Co Ltd 37
90,000 China Lesso Group Holdings Ltd 83
1,670,000 China Life Insurance Co Ltd 2,137
39,800 China Life Insurance Co Ltd (Class A) 177
32,600 *,g China Literature Ltd 92
1,653,000 China Longyuan Power Group Corp 2,066
115,000 China Medical System Holdings Ltd 137
21,700 China Meheco Co Ltd 37
48,000 China Meidong Auto Holdings Ltd 76
694,000 China Mengniu Dairy Co Ltd 2,743
1,454,500 China Merchants Bank Co Ltd 6,731
701,000 China Merchants Bank Co Ltd (Class A) 3,314
132,200 China Merchants Energy Shipping Co Ltd 132
117,426 China Merchants Holdings International Co Ltd 147
37,020 China Merchants Securities Co Ltd 64
109,300
China Merchants Shekou Industrial Zone Holdings
Co Ltd 252
9,600 China Minmetals Rare Earth Co Ltd 36
221,400 China Minsheng Banking Corp Ltd - A 106
618,300 e China Minsheng Banking Corp Ltd - H 177
855,000 China Molybdenum Co Ltd 332
89,300 China Molybdenum Co Ltd (Class A) 59
946,000 China National Building Material Co Ltd 720
33,800 China National Chemical Engineering Co Ltd 38
97,100 China National Nuclear Power Co Ltd 80
48,400 China Northern Rare Earth Group High-Tech Co Ltd 180
496,000 China Oilfield Services Ltd 491
661,435 China Overseas Land & Investment Ltd 1,721
220,000 China Overseas Property Holdings Ltd 191
108,600 China Pacific Insurance Group Co Ltd - A 310
612,600 China Pacific Insurance Group Co Ltd - H 1,125
463,000 China Power International Development Ltd 183
105,500 China Railway Group Ltd - A 78
363,000 China Railway Group Ltd - H 178
83,084 China Railway Signal & Communication Corp Ltd 49
332,000 China Resources Beer Holdings Company Ltd 2,303
221,999 China Resources Cement Holdings Ltd 103
77,600 China Resources Gas Group Ltd 246
711,836 China Resources Land Ltd 2,788
14,775 China Resources Microelectronics Ltd 99
156,600 g China Resources Mixc Lifestyle Services Ltd 598
158,000 China Resources Power Holdings Co 244
6,800
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd 37
107,800 China Shenhua Energy Co Ltd - A 480
759,500 China Shenhua Energy Co Ltd - H 2,260
158,000 *,e China Southern Airlines Co Ltd 83
60,500 * China Southern Airlines Co Ltd (Class A) 57
207,100 China State Construction Engineering Corp Ltd 150
166,000 China State Construction International Holdings Ltd 167
491,000 e China Suntien Green Energy Cor 179
389,800 China Three Gorges Renewables Group Co Ltd 308

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,670,000 g China Tower Corp Ltd $ 178
399,500 China Vanke Co Ltd 723
144,258 China Vanke Co Ltd (Class A) 362
484,754 China Yangtze Power Co Ltd 1,552
6,300 China Zhenhua Group Science & Technology Co Ltd 103
90,400 China Zheshang Bank Co Ltd 38
628,000 Chinasoft International Ltd 384
2,000 Chongqing Brewery Co Ltd 31
17,654 Chongqing Changan Automobile Co Ltd 31
5,100 Chongqing Fuling Zhacai Group Co Ltd 20
274,600 Chongqing Rural Commercial Bank Co Ltd 138
7,500 Chongqing Zhifei Biological Products Co Ltd 91
487,000 Citic Pacific Ltd 459
175,274 CITIC Securities Co Ltd 297
65,570 CITIC Securities Co Ltd (Class A) 161
3,300 CNGR Advanced Material Co Ltd 39
42,630 CNNC Hua Yuan Titanium Dioxide Co Ltd 41
30,600 Contemporary Amperex Technology Co Ltd 1,723
184,445 COSCO Pacific Ltd 116
144,700 COSCO SHIPPING Development Co Ltd 50
87,500 COSCO SHIPPING Energy Transportation Co Ltd 223
182,660 COSCO SHIPPING Holdings Co Ltd - A 282
263,650 COSCO SHIPPING Holdings Co Ltd - H 307
1,791,000 e Country Garden Holdings Co Ltd 414
375,000 Country Garden Services Holdings Co Ltd 548
19,300 CSC Financial Co Ltd 63
2,622,880 CSPC Pharmaceutical Group Ltd 2,600
3,984 Da An Gene Co Ltd of Sun Yat-Sen University 9
179,500 g Dali Foods Group Co Ltd 77
441,700 Dalian Port PDA Co Ltd 99
96,400 Daqin Railway Co Ltd 92
13,000 * Daqo New Energy Corp (ADR) 690
3,408 DaShenLin Pharmaceutical Group Co Ltd 14
10,400 DHC Software Co Ltd 8
11,200 Do-Fluoride New Materials Co Ltd 57
6,300 Dong-E-E-Jiao Co Ltd 29
43,600 Dongfang Electric Corp Ltd 125
260,000 Dongfeng Motor Group Co Ltd 139
11,300 Dongxing Securities Co Ltd 12
333,000 Dongyue Group 330
67,022 East Money Information Co Ltd 166
5,700 Ecovacs Robotics Co Ltd 53
63,900 ENN Energy Holdings Ltd 852
31,500 ENN Natural Gas Co Ltd 82
24,370 Eve Energy Co Ltd 289
21,600 Everbright Securities Co Ltd 40
56,343 Fangda Carbon New Material Co Ltd 49
74,000 e Far East Horizon Ltd 50
8,500 FAW Jiefang Group Co Ltd 9
18,900 Fiberhome Telecommunication Technologies Co Ltd 33
25,700 First Capital Securities Co Ltd 20
20,100 * Flat Glass Group Co Ltd 92
97,000 e Flat Glass Group Co Ltd 235
224,100 Focus Media Information Technology Co Ltd 174
51,147 Foshan Haitian Flavouring & Food Co Ltd 596
682,500 Fosun International 422
32,700 Founder Securities Co Ltd 30
49,000 Foxconn Industrial Internet Co Ltd 59
800 Fu Jian Anjoy Foods Co Ltd 17
3,300 Fujian Sunner Development Co Ltd 9
8,500 Fuyao Glass Industry Group Co Ltd - A 43

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
133,600 g Fuyao Glass Industry Group Co Ltd - H $ 536
81,880 e,g Ganfeng Lithium Co Ltd 541
20,860 Ganfeng Lithium Co Ltd 219
500 G-bits Network Technology Xiamen Co Ltd 17
100,500 * GCL System Integration Technology Co Ltd 45
114,600 GD Power Development Co Ltd 66
200,084 * GDS Holdings Ltd 440
174,500 * GDS Holdings Ltd (ADR) 3,082
1,302,000 Geely Automobile Holdings Ltd 1,782
69,600 GEM Co Ltd 72
31,500 Gemdale Corp 51
96,000 * Genscript Biotech Corp 208
106,800 GF Securities Co Ltd 116
31,900 GF Securities Co Ltd (Class A) 64
11,200 Giant Network Group Co Ltd 12
8,972 Gigadevice Semiconductor Beijing, Inc 118
4,300 * Ginlong Technologies Co Ltd 134
17,000 GoerTek, Inc 63
6,800 Gotion High-tech Co Ltd 29
10,000 Great Wall Motor Co Ltd 39
1,971,000 Great Wall Motor Co Ltd 2,247
14,600 Gree Electric Appliances, Inc of Zhuhai 67
197,500 Greentown China Holdings Ltd 371
338,000 Greentown Service Group Co Ltd 223
40,200 GRG Banking Equipment Co Ltd 46
7,500 Guangdong Haid Group Co Ltd 64
248,000 Guangdong Investments Ltd 198
2,800 Guangdong Kinlong Hardware Products Co Ltd 35
150,100 Guanghui Energy Co Ltd 260
28,300 Guangzhou Automobile Group Co Ltd 48
254,000 Guangzhou Automobile Group Co Ltd - H 180
10,800
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 39
44,100 Guangzhou Haige Communications Group, Inc Co 48
1,800 Guangzhou Kingmed Diagnostics Group Co Ltd 16
7,395 Guangzhou Shiyuan Electronic Technology Co Ltd 62
24,800 Guangzhou Tinci Materials Technology Co Ltd 153
13,486 Guangzhou Yuexiu Financial Holdings Group Co Ltd 11
12,200 Guolian Securities Co Ltd 15
29,100 Guosen Securities Co Ltd 35
42,200 Guotai Junan Securities Co Ltd 81
25,790 Guoyuan Securities Co Ltd 23
89,000 e,g Haidilao International Holding Ltd 173
82,600 Haier Smart Home Co Ltd 287
457,800 Haier Smart Home Co Ltd 1,393
155,000 Haitian International Holdings Ltd 293
271,200 Haitong Securities Co Ltd 143
54,600 Haitong Securities Co Ltd (Class A) 66
14,036 Hangzhou First Applied Material Co Ltd 104
8,400 Hangzhou Lion Electronics Co Ltd 54
11,100 Hangzhou Oxygen Plant Group Co Ltd 54
6,130 Hangzhou Robam Appliances Co Ltd 20
18,800 Hangzhou Silan Microelectronics Co Ltd 84
1,800 Hangzhou Tigermed Consulting Co Ltd - A 23
10,900 g Hangzhou Tigermed Consulting Co Ltd - H 88
100,000 g Hansoh Pharmaceutical Group Co Ltd 158
9,200 Heilongjiang Agriculture Co Ltd 17
38,700 Henan Shenhuo Coal & Power Co Ltd 91
17,200 Henan Shuanghui Investment & Development Co Ltd 59
53,500 Hengan International Group Co Ltd 239
71,680 Hengli Petrochemical Co Ltd 170

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
980,000 *,e HengTen Networks Group Ltd $ 208
42,900 Hengtong Optic-electric Co Ltd 109
51,130 Hengyi Petrochemical Co Ltd 55
316,900 Hesteel Co Ltd 100
2,800 Hithink RoyalFlush Information Network Co Ltd 30
6,860 Hongfa Technology Co Ltd 34
202,467 e Hopson Development Holdings Ltd 212
6,200 Hoshine Silicon Industry Co Ltd 96
48,000 *,g Hua Hong Semiconductor Ltd 109
56,600 Huadian Power International Corp Ltd (Class A) 47
9,940 Huadong Medicine Co Ltd 56
51,600 Huafon Chemical Co Ltd 47
12,100 Huagong Tech Co Ltd 31
46,300 Huaibei Mining Holdings Co Ltd 110
9,360 Hualan Biological Engineering, Inc 24
45,600 Huaneng Power International, Inc - A 49
330,000 Huaneng Power International, Inc - H 143
136,000 g Huatai Securities Co Ltd 149
15,500 Huatai Securities Co Ltd (Class A) 26
14,200 Huaxi Securities Co Ltd 15
59,300 Huaxia Bank Co Ltd 42
3,500 Huaxin Cement Co Ltd 8
15,700 Huayu Automotive Systems Co Ltd 36
75,274 Huazhu Group Ltd (ADR) 2,525
16,400 Hubei Xingfa Chemicals Group Co Ltd 77
5,800 Huizhou Desay Sv Automotive Co Ltd 112
4,700 Humanwell Healthcare Group Co Ltd 12
115,000 Hunan Valin Steel Co Ltd 66
11,112 Hundsun Technologies, Inc 53
7,471 *,e Hutchison China MediTech Ltd (ADR) 66
76,000 *,e,g Hygeia Healthcare Holdings Co Ltd 425
251,311 * iClick Interactive Asia Group Ltd (ADR) 88
13,000 Iflytek Co Ltd 60
2,300 Imeik Technology Development Co Ltd 158
341,100 Industrial & Commercial Bank of China Ltd - A 209
12,675,000 Industrial & Commercial Bank of China Ltd - H 5,946
104,000 Industrial Bank Co Ltd 243
41,990 Industrial Securities Co Ltd 32
6,300 Ingenic Semiconductor Co Ltd 65
627,600 Inner Mongolia BaoTou Steel Union Co Ltd 162
46,800 Inner Mongolia Dian Tou Energy Corp Ltd 86
17,080 Inner Mongolia ERDOS Resources Co Ltd 36
130,100
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 72
83,200 Inner Mongolia Yili Industrial Group Co Ltd 386
282,700 Inner Mongolia Yitai Coal Co 424
56,900 Inner Mongolia Yuan Xing Energy Co Ltd 59
81,500 *,g Innovent Biologics, Inc 250
5,000 Inspur Electronic Information Industry Co Ltd 14
3,000 Intco Medical Technology Co Ltd 8
29,953 *,e IQIYI, Inc (ADR) 81
30,100 JA Solar Technology Co Ltd 271
3,760 Jafron Biomedical Co Ltd 26
2,210 Jason Furniture Hangzhou Co Ltd 12
89,100 *,g JD Health International, Inc 508
1,484,055 JD.com, Inc 37,440
42,200 Jiangsu Eastern Shenghong Co Ltd 103
118,000 Jiangsu Express 89
15,804 Jiangsu Hengli Hydraulic Co Ltd 100
32,082 Jiangsu Hengrui Medicine Co Ltd 158
5,900 Jiangsu King's Luck Brewery JSC Ltd 38

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
20,300 Jiangsu Yanghe Brewery Joint-Stock Co Ltd $ 452
3,000 Jiangsu Yangnong Chemical Co Ltd 42
4,700 Jiangsu Yoke Technology Co Ltd 41
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 21
46,600 Jiangsu Zhongtian Technology Co Ltd 147
309,000 Jiangxi Copper Co Ltd 356
28,958 Jiangxi Copper Co Ltd (Class A) 62
20,000 * Jiangxi Special Electric Motor Co Ltd 55
13,300 Jiangxi Zhengbang Technology Co Ltd 8
44,700 Jinke Properties Group Co Ltd 13
124,000 g Jinxin Fertility Group Ltd 60
1,900 JiuGui Liquor Co Ltd 34
170,000 e,g Jiumaojiu International Holdings Ltd 276
87,200 Jizhong Energy Resources Co Ltd 89
8,900 Joincare Pharmaceutical Group Industry Co Ltd 13
2,156 Joinn Laboratories China Co Ltd 17
7,900 Jointown Pharmaceutical Group Co Ltd 13
5,200
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 23
3,800 e JOYY, Inc (ADR) 99
2,000 Juewei Food Co Ltd 14
39,700 * Kanzhun Ltd (ADR) 670
53,600 * KE Holdings, Inc (ADR) 939
23,200 Keda Industrial Group Co Ltd 54
59,500 Kingboard Chemical Holdings Ltd 168
214,000 * Kingdee International Software Group Co Ltd 279
26,600 Kingfa Sci & Tech Co Ltd 35
81,000 Kingsoft Corp Ltd 214
375,700 *,g Kuaishou Technology 2,410
13,000 * Kuang-Chi Technologies Co Ltd 27
16,497 Kweichow Moutai Co Ltd 4,342
592,000 Lenovo Group Ltd 409
82,300 Lens Technology Co Ltd 107
1,300 Lepu Medical Technology Beijing Co Ltd 4
118,391 * Li Auto, Inc (ADR) 2,724
498,500 Li Ning Co Ltd 3,783
70,100 * Lingyi iTech Guangdong Co 44
2,100 Livzon Pharmaceutical Group, Inc 9
32,600 Lomon Billions Group Co Ltd 72
407,500 g Longfor Properties Co Ltd 1,168
98,389 LONGi Green Energy Technology Co Ltd 660
54,900 Lufax Holding Ltd (ADR) 139
3,570 Luoyang Xinqianglian Slewing Bearing Co Ltd 44
35,700 Luxi Chemical Group Co Ltd 65
91,209 Luxshare Precision Industry Co Ltd 376
19,400 Luzhou Laojiao Co Ltd 630
106,200 Maanshan Iron & Steel Co Ltd (Class A) 40
10,190 Mango Excellent Media Co Ltd 36
6,208 Maxscend Microelectronics Co Ltd 77
18,800 * Meinian Onehealth Healthcare Holdings Co Ltd 11
935,200 *,g Meituan Dianping (Class B) 19,655
88,200 Metallurgical Corp of China Ltd 37
51,900 e Microport Scientific Corp 88
28,700 Midea Group Co Ltd 199
27,700 Ming Yang Smart Energy Group Ltd 94
50,000 e Ming Yuan Cloud Group Holdings Ltd 29
168,000 Minth Group Ltd 369
788,000 * MMG Ltd 188
13,528 Montage Technology Co Ltd 99
68,844 Muyuan Foodstuff Co Ltd 529
7,265
Nanjing King-Friend Biochemical Pharmaceutical Co
Ltd 17

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
14,400 Nanjing Securities Co Ltd $ 15
91,560 NARI Technology Co Ltd 319
29,596 * National Silicon Industry Group Co Ltd 74
6,700 NAURA Technology Group Co Ltd 262
3,500 NavInfo Co Ltd 6
458,395 NetEase, Inc 6,917
33,600 New China Life Insurance Co Ltd - A 127
230,800 New China Life insurance Co Ltd - H 440
21,600 * New Hope Liuhe Co Ltd 42
121,440 * New Oriental Education & Technology Group, Inc 297
21,486 * New Oriental Education & Technology Group, Inc (ADR) 515
19,200 Ninestar Corp 117
2,600 Ningbo Deye Technology Co Ltd 153
3,500 Ningbo Joyson Electronic Corp 6
6,900 Ningbo Orient Wires & Cables Co Ltd 67
5,713 Ningbo Ronbay New Energy Technology Co Ltd 67
28,200 Ningbo Shanshan Co Ltd 82
6,100 Ningbo Tuopu Group Co Ltd 63
84,400 Ningxia Baofeng Energy Group Co Ltd 158
289,030 * NIO, Inc (ADR) 4,558
389,000 e,g Nongfu Spring Co Ltd 2,250
21,200 North Industries Group Red Arrow Co Ltd 67
5,300 Northeast Securities Co Ltd 5
1,105 NXP Semiconductors NV 163
167,300 Offshore Oil Engineering Co Ltd 105
10,800 * OFILM Group Co Ltd 8
2,740 Oppein Home Group, Inc 44
48,128 Orient Securities Co Ltd 52
3,809 Ovctek China, Inc 22
134,600 * Pangang Group Vanadium Titanium & Resources Co Ltd 87
2,144,000 People's Insurance Co Group of China Ltd 621
169,700 People's Insurance Co Group of China Ltd (Class A) 120
11,200 Perfect World Co Ltd 20
5,050 Pharmaron Beijing Co Ltd - A 38
16,850 g Pharmaron Beijing Co Ltd - H 82
1,570,000 PICC Property & Casualty Co Ltd 1,624
327,802 * Pinduoduo, Inc (ADR) 20,514
97,000 Ping An Bank Co Ltd 162
44,300 *,e,g Ping An Healthcare and Technology Co Ltd 83
5,000,203 Ping An Insurance Group Co of China Ltd 24,945
155,600 Ping An Insurance Group Co of China Ltd (Class A) 908
58,700 Pingdingshan Tianan Coal Mining Co Ltd 113
163,900 Poly Real Estate Group Co Ltd 415
130,800 e,g Pop Mart International Group Ltd 239
133,300 Postal Savings Bank of China Co Ltd - A 84
659,000 e,g Postal Savings Bank of China Co Ltd - H 387
76,100 Power Construction Corp of China Ltd 74
560 Proya Cosmetics Co Ltd 13
1,642 Pylon Technologies Co Ltd 93
38,600 Qingdao Rural Commercial Bank Corp 16
74,100 * Qinghai Salt Lake Industry Co Ltd 249
3,001 Raytron Technology Co Ltd 16
12,000 Riyue Heavy Industry Co Ltd 35
115,430 *,e RLX Technology, Inc (ADR) 121
128,050 Rongsheng Petro Chemical Co Ltd 249
111,700 SAIC Motor Corp Ltd 224
31,700 Sailun Group Co Ltd 45
2,500 Sangfor Technologies, Inc 35
260,000 Sany Heavy Equipment International 252
112,300 Sany Heavy Industry Co Ltd 219
45,600 SDIC Power Holdings Co Ltd 69

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
48,700 Sealand Securities Co Ltd $ 22
224,000 Seazen Group Ltd 52
12,500 Seazen Holdings Co Ltd 31
24,100 SF Holding Co Ltd 160
4,800 SG Micro Corp 95
159,000 Shaanxi Coal Industry Co Ltd 511
58,000 Shan XI Hua Yang Group New Energy Co Ltd 149
7,670 Shandong Buchang Pharmaceuticals Co Ltd 19
52,120 Shandong Gold Mining Co Ltd - A 126
172,750 e,g Shandong Gold Mining Co Ltd - H 275
31,850 Shandong Hualu Hengsheng Chemical Co Ltd 130
4,400 Shandong Linglong Tyre Co Ltd 11
162,400 Shandong Nanshan Aluminum Co Ltd 69
4,000 Shandong Sun Paper Industry JSC Ltd 6
204,400 Shandong Weigao Group Medical Polymer Co Ltd 274
3,332 Shanghai Bairun Investment Holding Group Co Ltd 13
5,863 Shanghai Baosight Software Co Ltd 30
113,620 Shanghai Baosight Software Co Ltd 330
51,300 Shanghai Construction Group Co Ltd 18
202,000 Shanghai Electric Group Co Ltd 110
8,700 Shanghai Fosun Pharmaceutical Group Co Ltd - A 36
210,500 e Shanghai Fosun Pharmaceutical Group Co Ltd - H 508
1,183 Shanghai Friendess Electronic Technology Corp Ltd 31
6,000 * Shanghai International Airport Co Ltd 49
60,700 Shanghai International Port Group Co Ltd 47
3,400
Shanghai Jinjiang International Hotels Development
Co Ltd 28
8,746 * Shanghai Junshi Biosciences Co Ltd 62
10,360 Shanghai Lingang Holdings Corp Ltd 17
345,069
Shanghai Lujiazui Finance & Trade Zone Development
Co Ltd 270
3,400 Shanghai M&G Stationery, Inc 22
1,155 Shanghai Medicilon, Inc 36
16,700 Shanghai Pharmaceuticals Holding Co Ltd - A 39
71,600 Shanghai Pharmaceuticals Holding Co Ltd - H 99
160,800 Shanghai Pudong Development Bank Co Ltd 159
17,380 Shanghai Putailai New Energy Technology Co Ltd 135
21,200 Shanghai RAAS Blood Products Co Ltd 16
20,900 Shanghai Yuyuan Tourist Mart Group Co Ltd 20
6,400
Shanghai Zhangjiang High-Tech Park Development
Co Ltd 9
63,879
Shanxi Lu'an Environmental Energy Development Co
Ltd 152
61,300 Shanxi Meijin Energy Co Ltd 83
19,330 Shanxi Securities Co Ltd 14
98,200 Shanxi Taigang Stainless Steel Co Ltd 62
15,920 Shanxi Xinghuacun Fen Wine Factory Co Ltd 678
74,070 Shanxi Xishan Coal & Electricity Power Co Ltd 156
22,900 Shenghe Resources Holding Co Ltd 49
27,100 Shengyi Technology Co Ltd 50
4,680 Shennan Circuits Co Ltd 50
119,600 Shenwan Hongyuan Group Co Ltd 65
9,280 Shenzhen Capchem Technology Co Ltd 55
1,600 Shenzhen Dynanonic Co Ltd 63
40,900 Shenzhen Energy Group Co Ltd 32
32,900 Shenzhen Inovance Technology Co Ltd 266
123,485 Shenzhen International Holdings Ltd 94
11,260
Shenzhen Investment Holdings Bay Area Development
Co Ltd 2
4,640 Shenzhen Kangtai Biological Products Co Ltd 20
2,900 Shenzhen Kedali Industry Co Ltd 39
5,900 Shenzhen Mindray Bio-Medical Electronics Co Ltd 248

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
7,300
Shenzhen New Industries Biomedical Engineering
Co Ltd $ 39
47,500 Shenzhen Overseas Chinese Town Co Ltd 32
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 21
4,100 Shenzhen SC New Energy Technology Corp 66
15,882 Shenzhen Senior Technology Material Co Ltd 45
9,700 Shenzhen Sunlord Electronics Co Ltd 27
8,665 Shenzhen Transsion Holdings Co Ltd 71
181,200 Shenzhou International Group Holdings Ltd 1,399
8,580 Shijiazhuang Yiling Pharmaceutical Co Ltd 26
144,500 *,†,e Shimao Property Holdings Ltd 61
24,400 Sichuan Chuantou Energy Co Ltd 41
147,200 Sichuan Hebang Biotechnology Co Ltd 66
11,900 Sichuan Kelun Pharmaceutical Co Ltd 37
18,700 * Sichuan New Energy Power Co Ltd 49
62,800 Sichuan Road & Bridge Co Ltd 90
2,400 Sichuan Swellfun Co Ltd 21
15,300 Sichuan Yahua Industrial Group Co Ltd 55
8,000 Sieyuan Electric Co Ltd 43
1,009,600 Silergy Corp 13,167
13,900 Sinolink Securities Co Ltd 15
21,400 Sinoma Science & Technology Co Ltd 60
5,620 Sinomine Resource Group Co Ltd 72
164,000 Sinopec Shanghai Petrochemical Co Ltd (Class A) 69
108,800 Sinopharm Group Co 217
8,100 Sinotrans Ltd (Class A) 4
204,500 Sinotruk Hong Kong Ltd 170
4,200 Skshu Paint Co Ltd 52
150,000 e,g Smoore International Holdings Ltd 178
8,600 Songcheng Performance Development Co Ltd 15
28,262 SooChow Securities Co Ltd 24
29,700 Southwest Securities Co Ltd 15
2,200 StarPower Semiconductor Ltd 100
699,000 *,†,e Sunac China Holdings Ltd 204
17,700 Sungrow Power Supply Co Ltd 274
57,200 Sunny Optical Technology Group Co Ltd 544
11,800 Sunwoda Electronic Co Ltd 39
27,700 Suzhou Dongshan Precision Manufacturing Co Ltd 90
1,940 Suzhou Maxwell Technologies Co Ltd 132
6,600 Suzhou TA&A Ultra Clean Technology Co Ltd 61
93,877 * TAL Education Group (ADR) 464
21,400 Tangshan Jidong Cement Co Ltd 25
55,000 TBEA Co Ltd 167
68,300 TCL Technology Group Corp 35
3,088,700 Tencent Holdings Ltd 104,325
56,800 * Tencent Music Entertainment (ADR) 231
4,400 Thunder Software Technology Co Ltd 65
4,900 Tianjin 712 Communication & Broadcasting Co Ltd 24
43,800 Tianjin Zhonghuan Semiconductor Co Ltd 275
19,200 Tianma Microelectronics Co Ltd 23
7,000 * Tianqi Lithium Corp 99
40,400 Tianshan Aluminum Group Co Ltd 41
65,800 Tianshui Huatian Technology Co Ltd 75
13,400 * Tibet Summit Resources Co Ltd 42
436,000 Tingyi Cayman Islands Holding Corp 751
26,000 Titan Wind Energy Suzhou Co Ltd 46
4,956 Toly Bread Co Ltd 9
94,400 * Tongcheng-Elong Holdings Ltd 184
34,900 TongFu Microelectronics Co Ltd 74
28,500 Tongkun Group Co Ltd 54
165,800 Tongling Nonferrous Metals Group Co Ltd 61

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
396,114 Tongwei Co Ltd $ 2,608
1,500 * Topchoice Medical Corp 27
158,000 g Topsports International Holdings Ltd 110
43,300 Transfar Zhilian Co Ltd 32
85,000 Travelsky Technology Ltd 130
26,168 Trina Solar Co Ltd 235
223,067 * Trip.com Group Ltd (ADR) 6,092
50,000 Tsingtao Brewery Co Ltd 471
3,900 Tsingtao Brewery Co Ltd (Class A) 58
10,499 Unigroup Guoxin Microelectronics Co Ltd 213
299,000 Uni-President China Holdings Ltd 251
38,700 Unisplendour Corp Ltd 86
564,186 * Vipshop Holdings Ltd (ADR) 4,745
8,900 Walvax Biotechnology Co Ltd 46
41,300 Wanhua Chemical Group Co Ltd 534
1,045,000 Want Want China Holdings Ltd 682
5,700 * Weibo Corp (ADR) 97
164,000 Weichai Power Co Ltd 155
34,600 Weichai Power Co Ltd (Class A) 47
7,500 Weihai Guangwei Composites Co Ltd 88
86,140 * Wens Foodstuffs Group Co Ltd 249
26,400 Western Securities Co Ltd 22
5,887 Western Superconducting Technologies Co Ltd 88
292,000 Wharf Holdings Ltd 934
15,390 Will Semiconductor Ltd 173
17,000 Wingtech Technology Co Ltd 113
17,050 Winning Health Technology Group Co Ltd 17
694,000 Winteam Pharmaceutical Group Ltd 241
33,300 Wuchan Zhongda Group Co Ltd 19
30,599 Wuhan Guide Infrared Co Ltd 50
15,100
Wuhu Shunrong Sanqi Interactive Entertainment
Network Technology Co Ltd 37
51,335 Wuliangye Yibin Co Ltd 1,221
23,550 WUS Printed Circuit Kunshan Co Ltd 33
12,916 WuXi AppTec Co Ltd - A 130
28,385 g WuXi AppTec Co Ltd - H 227
765,000 *,g Wuxi Biologics Cayman, Inc 4,554
4,320 Wuxi Shangji Automation Co Ltd 82
102,300 XCMG Construction Machinery Co Ltd 65
49,300 Xiamen C & D, Inc 96
3,000 Xiamen Faratronic Co Ltd 67
3,200 Xiamen Intretech, Inc 8
20,600 Xiamen Tungsten Co Ltd 65
1,219,800 *,g Xiaomi Corp 1,381
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 86
185,200 Xinjiang Goldwind Science & Technology Co Ltd - H 214
43,800 Xinjiang Zhongtai Chemical Co Ltd 41
1,244,863 Xinyi Solar Holdings Ltd 1,307
142,457 *,e XPeng, Inc (ADR) 1,702
291,500 XTEP International Holdings 307
98,000 g Yadea Group Holdings Ltd 157
6,300 Yangzhou Yangjie Electronic Technology Co Ltd 44
28,700 Yantai Jereh Oilfield Services Group Co Ltd 132
348,000 e Yanzhou Coal Mining Co Ltd 1,257
42,200 Yanzhou Coal Mining Co Ltd (Class A) 298
10,250 Yealink Network Technology Corp Ltd 91
2,682 Yifeng Pharmacy Chain Co Ltd 19
40,000 Yihai International Holding Ltd 84
20,300 Yihai Kerry Arawana Holdings Co Ltd 123
29,420 Yintai Gold Co Ltd 53
5,300 YongXing Special Materials Technology Co Ltd 92

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
18,459 Yonyou Network Technology Co Ltd $ 46
3,400 * Youngy Co Ltd 54
17,300 YTO Express Group Co Ltd 50
13,500 * Yuan Longping High-tech Agriculture Co Ltd 26
330,200 Yuexiu Property Co Ltd 398
353,675 Yum China Holdings, Inc 16,739
17,180 Yunda Holding Co Ltd 38
44,200 Yunnan Aluminium Co Ltd 57
9,100 Yunnan Baiyao Group Co Ltd 67
3,200 Yunnan Botanee Bio-Technology Group Co Ltd 78
11,708 Yunnan Energy New Material Co Ltd 286
22,600 Yunnan Tin Co Ltd 39
25,200 * Yunnan Yuntianhua Co Ltd 84
6,878 * Zai Lab Ltd (ADR) 235
19,900 Zangge Mining Co Ltd 80
3,200 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 120
258,000 Zhaojin Mining Industry Co Ltd 177
20,000 Zhefu Holding Group Co Ltd 11
96,320 * Zhejiang Century Huatong Group Co Ltd 51
44,100 Zhejiang China Commodities City Group Co Ltd 28
30,400 Zhejiang Chint Electrics Co Ltd 114
38,000 Zhejiang Dahua Technology Co Ltd 69
6,060 Zhejiang Dingli Machinery Co Ltd 31
146,000 Zhejiang Expressway Co Ltd 99
4,000 Zhejiang HangKe Technology, Inc Co 28
9,350 Zhejiang Huahai Pharmaceutical Co Ltd 25
19,903 Zhejiang Huayou Cobalt Co Ltd 179
16,800 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 159
5,000 Zhejiang Jiuzhou Pharmaceutical Co Ltd 28
39,600 Zhejiang Juhua Co Ltd 77
16,704 Zhejiang NHU Co Ltd 52
2,107 Zhejiang Orient Gene Biotech Co Ltd 22
27,981 Zhejiang Satellite Petrochemical Co Ltd 84
6,000 Zhejiang Semir Garment Co Ltd 4
3,100 Zhejiang Supor Co Ltd 20
18,590 Zhejiang Weiming Environment Protection Co Ltd 61
24,300 Zhejiang Weixing New Building Materials Co Ltd 70
4,300 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 30
12,500 Zhejiang Yongtai Technology Co Ltd 40
18,500 Zheshang Securities Co Ltd 25
60,200 *,e,g ZhongAn Online P&C Insurance Co Ltd 134
6,800 Zhongji Innolight Co Ltd 25
128,000 Zhongsheng Group Holdings Ltd 508
67,400 Zhongtai Securities Co Ltd 62
7,899 Zhuzhou CRRC Times Electric Co Ltd 60
46,700 Zhuzhou CSR Times Electric Co Ltd 195
2,900 Zhuzhou Hongda Electronics Corp Ltd 18
32,500 Zhuzhou Kibing Group Co Ltd 44
38,500 Zibo Qixiang Tengda Chemical Co Ltd 37
1,274,000 Zijin Mining Group Co Ltd 1,233
281,500 Zijin Mining Group Co Ltd (Class A) 310
91,600
Zoomlion Heavy Industry Science and Technology Co
Ltd - A 71
122,400
Zoomlion Heavy Industry Science and Technology Co
Ltd - H 42
51,900 ZTE Corp 156
56,600 ZTE Corp (Class H) 101
33,746 ZTO Express Cayman, Inc (ADR) 811
TOTAL CHINA 510,859
COLOMBIA - 0.0%
17,576 BanColombia S.A. 119

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
34,344 BanColombia S.A. (Preference) $ 209
1,390,253 Ecopetrol S.A. 625
95,112 Interconexion Electrica S.A. 340
TOTAL COLOMBIA 1,293
CZECH REPUBLIC - 0.0%
35,358 CEZ AS 1,212
6,142 Komercni Banka AS 154
19,718 g Moneta Money Bank AS 55
TOTAL CZECH REPUBLIC 1,421
DENMARK - 0.5%
109,774 Carlsberg AS (Class B) 12,836
806,973 Novo Nordisk AS 80,389
78,491 g Orsted AS 6,256
40,000 * Zealand Pharma AS 909
TOTAL DENMARK 100,390
EGYPT - 0.0%
202,687 Commercial International Bank 260
384,062 Eastern Tobacco 203
113,431 * Egyptian Financial Group-Hermes Holding 67
TOTAL EGYPT 530
FINLAND - 0.3%
2,714,562 Nordea Bank Abp 23,198
1,817,532 Nordea Bank Abp 15,555
396,186 Sampo Oyj (A Shares) 16,914
84,339 Stora Enso Oyj (R Shares) 1,071
134,205 UPM-Kymmene Oyj 4,259
TOTAL FINLAND 60,997
FRANCE - 2.5%
355,788 * Accor S.A. 7,449
101,436 Air Liquide 11,594
968,674 e Airbus SE 83,500
278,451 Cap Gemini S.A. 44,580
458,766 e Cie Generale des Etablissements Michelin S.C.A 10,279
566,825 Compagnie de Saint-Gobain 20,267
298,570 Danone 14,118
130,459 Electricite de France 1,513
789,940 Engie S.A. 9,092
248,449 Essilor International S.A. 33,770
12,503 * Euroapi S.A. 208
7,543 e Gecina S.A. 591
10,151 e Icade 378
123,142 Kering 54,619
176,757 L'Oreal S.A. 56,517
56,810 LVMH Moet Hennessy Louis Vuitton S.A. 33,494
367,112 Orange S. A. 3,320
9,675 Pernod-Ricard S.A. 1,775
247,565 Sanofi-Aventis 18,851
146,739 Teleperformance 37,225
555,046 Total S.A. 26,040
448,410 Valeo S.A. 6,775
123,075 Veolia Environnement 2,352
1,610,146 Vivendi Universal S.A. 12,489
TOTAL FRANCE 490,796
GERMANY - 2.3%
67,379 Adidas-Salomon AG. 7,746

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
48,446 Allianz AG. $ 7,632
565,982 Aroundtown S.A. 1,239
58,726 BASF SE 2,254
2,462,786 Bayer AG. 113,472
259,838 Beiersdorf AG. 25,532
58,872 BioNTech SE (ADR) 7,941
728,656 * Borussia Dortmund GmbH & Co KGaA 2,358
127,342 Deutsche Annington Immobilien SE 2,748
105,213 Deutsche Boerse AG. 17,247
705,850 Deutsche Telekom AG. 12,015
173,796 * Dr ING hc F Porsche AG. 14,052
2,370,272 E.ON AG. 18,210
583,808 HeidelbergCement AG. 23,063
382,531 * HelloFresh SE 8,007
40,416 Henkel KGaA 2,291
1,926,200 Infineon Technologies AG. 42,153
13,203 LEG Immobilien AG. 788
1,073 OSRAM Licht AG. 55
744,374 * Paion AG. 556
1,822,238 RWE AG. 66,978
788,523 Siemens AG. 77,073
TOTAL GERMANY 453,410
GREECE - 0.0%
173,117 * Alpha Bank AE 136
201,308 * Eurobank Ergasias S.A. 168
5,760 *,† FF Group 0 ^
46,334 Hellenic Telecommunications Organization S.A. 673
23,133 JUMBO S.A. 308
17,054 Mytilineos Holdings S.A. 233
40,629 * National Bank of Greece S.A. 119
42,006 OPAP S.A. 504
43,523 * Public Power Corp 221
TOTAL GREECE 2,362
HONG KONG - 0.3%
2,685,900 AIA Group Ltd 22,362
1,070,000 * Alibaba Pictures Group Ltd 55
291,600 Bank of East Asia Ltd 319
227,000 *,e Cathay Pacific Airways Ltd 239
110,730 CK Infrastructure Holdings Ltd 565
344,500 CLP Holdings Ltd 2,604
753,000 Hang Lung Properties Ltd 1,236
169,900 Hang Seng Bank Ltd 2,581
282,000 Henderson Land Development Co Ltd 790
2,192,806 Hong Kong & China Gas Ltd 1,931
255,212 Hong Kong Electric Holdings Ltd 1,279
267,682 Hong Kong Exchanges and Clearing Ltd 9,150
471,500 e Hongkong Land Holdings Ltd 2,072
239,000 Kingboard Laminates Holdings Ltd 214
282,900 Link REIT 1,975
777,545 * Melco Crown Entertainment Ltd (ADR) 5,155
329,000 New World Development Co Ltd 934
449,000 Nine Dragons Paper Holdings Ltd 279
29,000 Orient Overseas International Ltd 505
605,440 Prudential plc 5,926
841,250 Sino Biopharmaceutical 394
285,500 Sun Hung Kai Properties Ltd 3,151
32,000 e Vinda International Holdings Ltd 75

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
234,000 Wharf Real Estate Investment Co Ltd $ 1,061
TOTAL HONG KONG 64,852
HUNGARY - 0.0%
102,568 MOL Hungarian Oil & Gas plc 570
16,439 OTP Bank 300
79,755 Richter Gedeon Rt 1,366
TOTAL HUNGARY 2,236
INDIA - 1.1%
60,557 Adani Enterprises Ltd 2,556
58,623 Adani Gas Ltd 2,391
66,870 * Adani Green Energy Ltd 1,840
113,081 Adani Ports & Special Economic Zone Ltd 1,133
164,646 * Adani Power Ltd 748
59,189 * Adani Transmissions Ltd 2,372
127,821 Ambuja Cements Ltd 806
53,700 Apollo Hospitals Enterprise Ltd 2,873
83,585 Asian Paints Ltd 3,417
16,448 Associated Cement Co Ltd 486
33,183 g AU Small Finance Bank Ltd 251
21,745 Aurobindo Pharma Ltd 136
35,434 *,g Avenue Supermarts Ltd 1,896
752,815 Axis Bank Ltd 6,731
60,052 Bajaj Finance Ltd 5,366
30,460 Bajaj Finserv Ltd 623
15,050 Bajaj Holdings and Investment Ltd 649
17,906 Balkrishna Industries Ltd 412
50,820 *,g Bandhan Bank Ltd 165
51,179 Berger Paints India Ltd 386
789,045 Bharat Electronics Ltd 973
51,372 Bharat Forge Ltd 436
208,470 Bharat Petroleum Corp Ltd 776
476,046 Bharti Airtel Ltd 4,659
84,888 Biocon Ltd 302
23,786 Britannia Industries Ltd 1,119
86,475 Cholamandalam Investment and Finance Co Ltd 773
38,923 Cipla Ltd 531
374,051 Coal India Ltd 969
26,213 Colgate-Palmolive India Ltd 524
58,973 Container Corp Of India Ltd 513
133,882 Dabur India Ltd 938
10,496 Divi S Laboratories Ltd 475
134,234 DLF Ltd 583
36,298 Dr Reddy's Laboratories Ltd 1,921
30,004 Eicher Motors Ltd 1,344
649,179 GAIL India Ltd 690
81,603 * Godrej Consumer Products Ltd 909
26,346 * Godrej Properties Ltd 383
55,918 Grasim Industries Ltd 1,145
49,877 Havells India Ltd 823
86,481 HCL Technologies Ltd 982
204,752 g HDFC Life Insurance Co Ltd 1,328
25,455 Hero Honda Motors Ltd 792
289,935 Hindalco Industries Ltd 1,374
179,809 Hindustan Lever Ltd 5,930
163,502 Hindustan Petroleum Corp Ltd 432
303,829 Housing Development Finance Corp 8,477
1,518,343 ICICI Bank Ltd 15,941
51,056 g ICICI Lombard General Insurance Co Ltd 719
74,185 g ICICI Prudential Life Insurance Co Ltd 476

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
719,776 Indian Oil Corp Ltd $ 589
49,587 Indian Railway Catering & Tourism Corp Ltd 426
71,582 Indraprastha Gas Ltd 348
151,305 Indus Towers Ltd 365
16,416 Info Edge India Ltd 772
661,966 Infosys Technologies Ltd 11,348
19,842 *,g InterGlobe Aviation Ltd 450
645,266 ITC Ltd 2,623
84,565 Jindal Steel & Power Ltd 441
152,824 JSW Steel Ltd 1,178
86,081 Jubilant Foodworks Ltd 653
44,227 Kotak Mahindra Bank Ltd 982
11,340 g Larsen & Toubro Infotech Ltd 614
149,048 Larsen & Toubro Ltd 3,365
16,702 Lupin Ltd 139
190,377 Mahindra & Mahindra Ltd 2,945
111,556 Marico Ltd 734
28,541 Maruti Suzuki India Ltd 3,081
388,635 MindTree Ltd 14,891
282,530 Motherson Sumi Systems Ltd 376
171,835 Motherson Sumi Wiring India Lt 183
17,745 Mphasis Ltd 450
415 MRF Ltd 414
8,599 Muthoot Finance Ltd 109
7,372 Nestle India Ltd 1,729
870,226 NTPC Ltd 1,700
1,242 Page Industries Ltd 770
192,980 Petronet LNG Ltd 472
15,779 PI Industries Ltd 578
32,653 Pidilite Industries Ltd 1,073
116,000 Piramal Healthcare Ltd 1,224
502,808 *,† Piramal Pharma Ltd 1,354
697,691 Power Grid Corp of India Ltd 1,812
654,111 Reliance Industries Ltd 18,984
18,630 SBI Cards & Payment Services Ltd 208
95,156 g SBI Life Insurance Co Ltd 1,454
179,267 Sesa Sterlite Ltd 588
2,383 Shree Cement Ltd 613
15,177 Shriram Transport Finance Co Ltd 222
14,964 Siemens India Ltd 507
31,260 SRF Ltd 954
1,009,982 State Bank of India 6,541
542,281 Sun Pharmaceutical Industries Ltd 6,298
165,500 Tata Consultancy Services Ltd 6,065
7,142 Tata Elxsi Ltd 743
364,161 * Tata Motors Ltd 1,792
312,582 Tata Power Co Ltd 825
1,570,308 * Tata Steel Ltd 1,896
118,573 Tata Tea Ltd 1,166
46,669 Tech Mahindra Ltd 573
77,312 Titan Industries Ltd 2,458
22,100 Torrent Pharmaceuticals Ltd 421
38,969 Trent Ltd 676
21,908 Ultra Tech Cement Ltd 1,676
62,907 * United Spirits Ltd 648
109,333 UPL Ltd 897
108,861 Wipro Ltd 522
897,144 * Yes Bank Ltd 172
501,073 * Zomato Ltd 379
TOTAL INDIA 207,940

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
INDONESIA - 0.3%
3,512,500 Adaro Energy Tbk $ 906
1,786,200 * ADARO MINERALS INDONESIA TBK PT 210
9,645,000 Astra International Tbk PT 4,174
12,902,500 Bank Central Asia Tbk PT 7,203
331,300 * Bank Jago Tbk PT 143
78,002,193 Bank Rakyat Indonesia 22,829
488,700 Indofood CBP Sukses Makmur Tbk 277
4,415,500 Kalbe Farma Tbk PT 530
2,547,088 * Merdeka Copper Gold Tbk PT 656
1,724,800 PT Aneka Tambang Tbk 219
4,733,447 PT Bank Mandiri Persero Tbk 2,906
8,947,100 PT Bank Negara Indonesia 5,233
5,783,000 PT Barito Pacific Tbk 301
1,623,500 PT Charoen Pokphand Indonesia Tbk 602
104,300 PT Gudang Garam Tbk 157
590,900 PT Indah Kiat Pulp and Paper Corp Tbk 349
945,200 PT Indofood Sukses Makmur Tbk 373
641,600 PT Semen Gresik Persero Tbk 314
3,637,900 PT Sumber Alfaria Trijaya Tbk 571
1,663,300 PT Unilever Indonesia Tbk 526
374,300 PT United Tractors Tbk 804
485,900 * PT Vale Indonesia Tbk 203
4,763,900 Sarana Menara Nusantara Tbk PT 385
10,913,000 Telkom Indonesia Persero Tbk PT 3,181
974,300 Tower Bersama Infrastructure 180
TOTAL INDONESIA 53,232
IRELAND - 0.6%
6,490,498 AIB Group plc 15,795
2,297,521 Bank of Ireland Group plc 14,736
1,316,453 CRH plc 42,326
212,633 *,e Flutter Entertainment plc 23,332
15,900 Kerry Group plc (Class A) 1,417
428,877 Keywords Studios plc 10,941
29,193 * Prothena Corp plc 1,770
493,757 Smurfit Kappa Group plc 14,121
TOTAL IRELAND 124,438
ISRAEL - 0.0%
252,281 Bank Hapoalim Ltd 2,130
322,797 Bank Leumi Le-Israel 2,757
258,613 Israel Discount Bank Ltd 1,302
31,149 Mizrahi Tefahot Bank Ltd 1,090
TOTAL ISRAEL 7,279
ITALY - 0.7%
421,320 e Amplifon S.p.A. 10,977
3,762,717 Davide Campari-Milano NV 33,291
8,700,024 Enel S.p.A. 35,681
129,794 Ferrari NV 24,036
711,662 Moncler S.p.A 29,053
1,973,481 Prada S.p.A 9,152
TOTAL ITALY 142,190
JAPAN - 5.0%
88,700 Acom Co Ltd 190
325 Activia Properties Inc 953
300 Aeon Mall Co Ltd 3
340,000 Aisin Seiki Co Ltd 8,752
10,508 * All Nippon Airways Co Ltd 198

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
26,300 e Aozora Bank Ltd $ 470
50,500 Asahi Intecc Co Ltd 805
225,179 Asahi Kasei Corp 1,492
368,600 Astellas Pharma, Inc 4,883
12,700 Bank of Kyoto Ltd 466
46,000 BayCurrent Consulting, Inc 11,934
445,100 Benefit One, Inc 6,239
70,737 Central Japan Railway Co 8,304
117,800 Chiba Bank Ltd 638
157,900 Chubu Electric Power Co, Inc 1,420
228,400 Concordia Financial Group Ltd 709
75,700 Daifuku Co Ltd 3,561
239,600 Dai-ichi Mutual Life Insurance Co 3,810
2,377,391 Daiichi Sankyo Co Ltd 66,450
100,331 Daikin Industries Ltd 15,438
7,100 Daito Trust Construction Co Ltd 664
322 Daiwa House REIT Investment Corp 672
321,000 *,e Daiwa Securities Group, Inc 1,260
147,886 East Japan Railway Co 7,584
350,000 Eisai Co Ltd 18,781
542,100 ENEOS Holdings, Inc 1,748
6,900 Fast Retailing Co Ltd 3,657
38,200 Fukuoka Financial Group, Inc 680
157,099 GMO Payment Gateway, Inc 10,769
271,600 * Hitachi Construction Machinery Co Ltd 5,048
2,345,364 * Hitachi Ltd 99,809
36,285 * Hitachi Metals Ltd 546
155,200 Hulic Co Ltd 1,143
751 Hulic Reit, Inc 860
37,837 e Idemitsu Kosan Co Ltd 822
4,143,800 Infomart Corp 12,514
166,874 Inpex Holdings, Inc 1,556
8 Invincible Investment Corp 3
371,700 Japan Elevator Service Holdings Co Ltd 4,864
89,900 Japan Post Bank Co Ltd 628
350,000 Japan Post Holdings Co Ltd 2,319
50,000 Japan Post Insurance Co Ltd 700
4 Japan Retail Fund Investment Corp 3
215,840 Japan Tobacco, Inc 3,547
91,709 JFE Holdings, Inc 852
466,600 JGC Corp 5,789
34,973 JSR Corp 663
305,300 Kansai Electric Power Co, Inc 2,554
105,200 Kao Corp 4,281
333,100 KDDI Corp 9,739
66 Kenedix Realty Investment Corp 311
200,000 M3, Inc 5,584
206,100 Mebuki Financial Group Inc 403
250,501 Mitsubishi Chemical Holdings Corp 1,148
366,373 Mitsubishi Estate Co Ltd 4,827
2,715,900 Mitsubishi UFJ Financial Group, Inc 12,303
89,500 Mitsubishi UFJ Lease & Finance Co Ltd 385
854,900 Mitsui & Co Ltd 18,192
32,801 Mitsui Chemicals, Inc 639
7,750 Mitsui Fudosan Co Ltd 148
1,207 Mitsui Fudosan Logistics Park, Inc 4,131
536,000 Mizuho Financial Group, Inc 5,802
1,268,150 MonotaRO Co Ltd 19,460
284 Mori Hills REIT Investment Corp 308
98,900 MS&AD Insurance Group Holdings Inc 2,619
171,700 Murata Manufacturing Co Ltd 7,903

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,120,900 Nikon Corp $ 10,623
1,390,000 Nintendo Co Ltd 56,065
141,100 Nippon Paint Co Ltd 953
134,901 Nippon Steel Corp 1,872
260,000 Nippon Telegraph & Telephone Corp 7,013
21,639 Nissan Chemical Industries Ltd 967
29,000 Nitto Denko Corp 1,570
698,600 * Nomura Holdings, Inc 2,314
772 Nomura Real Estate Master Fund, Inc 853
143,395 OJI Paper Co Ltd 532
136,111 Omron Corp 6,236
35,000 Oriental Land Co Ltd 4,747
291,800 ORIX Corp 4,088
522 Orix JREIT, Inc 668
113,200 Osaka Securities Exchange Co Ltd 1,530
167,200 Paltac Corp 5,145
469,600 Panasonic Corp 3,298
1,777,500 Recruit Holdings Co Ltd 51,202
3,323,600 *,e Renesas Electronics Corp 27,863
464,700 Resona Holdings, Inc 1,701
52,400 * SBI Holdings, Inc 940
138,200 Sekisui House Ltd 2,289
106,800 Seven & I Holdings Co Ltd 4,290
131,100 e Seven Bank Ltd 235
106,298 * SHIFT, Inc 13,875
52,500 Shin-Etsu Chemical Co Ltd 5,195
34,500 *,e Shinsei Bank Ltd 496
22,800 Shiseido Co Ltd 799
92,600 Shizuoka Bank Ltd 569
485,300 SMS Co Ltd 9,804
74,600 Sompo Holdings, Inc 2,985
2,143,965 Sony Corp 138,102
3,296 Star Asia Investment Corp 1,275
281,200 Sumitomo Chemical Co Ltd 967
93,001 Sumitomo Heavy Industries Ltd 1,723
43,800 Sumitomo Metal Mining Co Ltd 1,255
1,441,201 Sumitomo Mitsui Financial Group, Inc 39,952
75,100 Sumitomo Mitsui Trust Holdings, Inc 2,136
20 Sumitomo Realty & Development Co Ltd 0 ^
119,400 T&D Holdings, Inc 1,135
21,182 Taiyo Nippon Sanso Corp 335
439,900 Takeda Pharmaceutical Co Ltd 11,423
646,697 TechnoPro Holdings, Inc 13,776
244,400 Terumo Corp 6,870
420,600 Tokio Marine Holdings, Inc 7,475
9,500 e Tokyo Century Corp 304
313,900 * Tokyo Electric Power Co, Inc 1,003
165,700 Tokyo Gas Co Ltd 2,797
251,900 Tokyo Tatemono Co Ltd 3,584
257,701 Toray Industries, Inc 1,268
51,721 Tosoh Corp 576
7,180,610 * Toyota Motor Corp 93,854
479 United Urban Investment Corp 497
TOTAL JAPAN 985,957
KOREA, REPUBLIC OF - 0.9%
2,017 * Alteogen, Inc 63
6,893 Amorepacific Corp 486
1,704 BGF retail Co Ltd 196
6,679 Celltrion Healthcare Co Ltd 313
1,230 * Celltrion Pharm Inc 54

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
20,981 Celltrion, Inc $ 2,546
13,773 Cheil Communications, Inc 217
1,771 CJ CheilJedang Corp 505
3,252 CJ Corp 157
2,318 CJ O Shopping Co Ltd 122
62,427 * Coupang, Inc 1,041
12,148 Coway Co Ltd 454
10,162 Dongbu Insurance Co Ltd 389
10,815 Doosan Bobcat, Inc 213
31,722 * Doosan Heavy Industries and Construction Co Ltd 312
10,160 Ecopro BM Co Ltd 615
4,481 E-Mart Co Ltd 260
3,554 F&F Co Ltd 337
432 Green Cross Corp 37
5,755 GS Engineering & Construction Corp 90
10,196 GS Holdings Corp 295
23,700 Hana Financial Group, Inc 582
16,592 Hankook Tire Co Ltd 405
540 Hanmi Pharm Co Ltd 86
40,358 Hanon Systems 233
24,635 * Hanwha Chemical Corp 802
20,197 * HLB, Inc 598
3,905 Honam Petrochemical Corp 389
6,428 Hotel Shilla Co Ltd 320
3,796 * HYBE Co Ltd 353
234,977 Hynix Semiconductor, Inc 13,441
6,418 Hyundai Engineering & Construction Co Ltd 166
4,080 Hyundai Glovis Co Ltd 459
3,336 * Hyundai Heavy Industries 168
3,705 * Hyundai Heavy Industries Co Ltd 294
21,253 Hyundai Merchant Marine Co Ltd 271
14,182 Hyundai Mobis 1,872
30,309 Hyundai Motor Co 3,699
7,938 Hyundai Motor Co Ltd (2nd Preference) 461
5,066 Hyundai Motor Co Ltd (Preference) 296
3,920 Hyundai Robotics Co Ltd 147
19,037 Hyundai Steel Co 370
4,675 Iljin Materials Co Ltd 163
20,087 Industrial Bank of Korea 133
24,714 Kakao Corp 972
7,054 * Kakao Games Corp 207
9,219 * KakaoBank Corp 128
20,505 * Kangwon Land, Inc 335
198,307 KB Financial Group, Inc 5,989
57,291 Kia Motors Corp 2,851
15,454 Korea Aerospace Industries Ltd 521
20,623 Korea Electric Power Corp 287
1,977 * Korea Express Co Ltd 124
3,074 Korea Investment Holdings Co Ltd 101
1,402 Korea Kumho Petrochemical 112
1,770 Korea Zinc Co Ltd 732
13,896 * Korean Air Lines Co Ltd 212
5,042 *,g Krafton, Inc 731
24,918 KT&G Corp 1,505
4,825 L&F Co Ltd 587
104,792 LG Chem Ltd 38,693
1,675 LG Chem Ltd (Preference) 292
20,597 LG Corp 1,057
19,251 LG Display Co Ltd 160
8,509 LG Electronics, Inc 462
5,004 * LG Energy Solution 1,475

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,048 LG Household & Health Care Ltd $ 898
482 LG Household & Health Care Ltd (Preference) 110
1,166 LG Innotek Co Ltd 220
18,942 LG Telecom Ltd 142
953 Lotte Shopping Co Ltd 57
5,997 Meritz finance Holdings Co Ltd 87
6,922 Meritz Fire & Marine Insurance Co Ltd 142
17,971 Meritz Securities Co Ltd 46
24,262 Mirae Asset Daewoo Co Ltd 100
28,844 Naver Corp 3,842
1,293 NCsoft 309
1,486 g Netmarble Corp 53
5,025 Orion Corp/Republic of Korea 359
6,444 Pacific Corp 120
21,826 Pan Ocean Co Ltd 68
2,213 * Pearl Abyss Corp 71
17,119 POSCO 2,497
5,640 POSCO Refractories & Environment Co Ltd 583
4,276 S1 Corp (Korea) 172
6,238 *,g Samsung Biologics Co Ltd 3,492
17,973 Samsung C&T Corp 1,288
4,445 Samsung Electro-Mechanics Co Ltd 343
978,399 Samsung Electronics Co Ltd 35,926
65,665 Samsung Electronics Co Ltd (Preference) 2,133
12,184 * Samsung Engineering Co Ltd 192
6,793 Samsung Fire & Marine Insurance Co Ltd 869
47,934 * Samsung Heavy Industries Co Ltd 177
17,066 Samsung Life Insurance Co Ltd 739
32,601 Samsung SDI Co Ltd 12,263
2,670 Samsung SDS Co Ltd 213
4,996 Samsung Securities Co Ltd 106
7,710 SD Biosensor, Inc 142
20,732 Seegene, Inc 385
103,237 Shinhan Financial Group Co Ltd 2,398
4,538 * SK Biopharmaceuticals Co Ltd 179
4,878 * SK Bioscience Co Ltd 270
2,419 SK Chemicals Co Ltd 152
8,614 SK Holdings Co Ltd 1,144
5,054 *,g SK IE Technology Co Ltd 183
12,060 * SK Innovation Co Ltd 1,195
21,271 * SK Square Co Ltd 531
4,267 SKC Co Ltd 246
10,386 S-Oil Corp 587
43,709 Woori Financial Group, Inc 324
11,674 Woori Investment & Securities Co Ltd 73
3,885 Yuhan Corp 147
TOTAL KOREA, REPUBLIC OF 167,516
KUWAIT - 0.1%
318,334 Agility Public Warehousing Co KSC 686
94,317 Boubyan Bank KSCP 233
135,152 Gulf Bank KSCP 131
1,129,322 Kuwait Finance House 3,063
136,467 Mabanee Co KPSC 379
511,320 Mobile Telecommunications Co KSC 965
1,591,646 National Bank of Kuwait SAKP 5,014
TOTAL KUWAIT 10,471

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
LUXEMBOURG - 0.0%
10,712 Reinet Investments S.C.A $ 158
TOTAL LUXEMBOURG 158
MACAU - 0.0%
296,000 Galaxy Entertainment Group Ltd 1,740
TOTAL MACAU 1,740
MALAYSIA - 0.1%
141,200 AMMB Holdings BHD 118
223,543 Axiata Group Bhd 126
526,402 Bumiputra-Commerce Holdings BHD 580
925,100 Dialog Group BHD 395
256,300 Digi.Com BHD 186
17,400 Fraser & Neave Holdings BHD 81
461,900 Genting BHD 445
614,000 Genting Malaysia BHD 368
110,600 HAP Seng Consolidated BHD 146
131,400 Hartalega Holdings BHD 47
44,800 Hong Leong Bank BHD 198
10,900 Hong Leong Credit BHD 43
830,900 IHH Healthcare BHD 1,053
595,200 Inari Amertron BHD 319
527,100 IOI Corp BHD 427
91,430 Kuala Lumpur Kepong BHD 407
1,074,024 Malayan Banking BHD 1,984
179,600 * Malaysia Airports Holdings BHD 216
187,200 Maxis BHD 141
355,400 MISC BHD 517
421,950 g MR DIY Group M Bhd 178
15,000 Nestle Malaysia BHD 422
527,400 Petronas Chemicals Group BHD 949
66,400 Petronas Dagangan BHD 287
212,700 Petronas Gas BHD 754
132,280 PPB Group BHD 459
733,400 Press Metal BHD 635
3,316,200 Public Bank BHD 3,018
166,350 QL Resources BHD 179
117,051 RHB Capital BHD 140
595,800 Sime Darby BHD 274
392,000 Sime Darby Plantation BHD 345
1,153 SP Setia BHD 0 ^
98,700 Telekom Malaysia BHD 116
593,800 Tenaga Nasional BHD 1,030
468,900 Top Glove Corp BHD 63
TOTAL MALAYSIA 16,646
MEXICO - 0.1%
648,900 Alfa S.A. de C.V. (Class A) 413
6,032,500 America Movil S.A.B. de C.V. 4,981
3,307,294 * Cemex S.A. de C.V. 1,140
119,435 Coca-Cola Femsa SAB de C.V. 698
95,800 Embotelladoras Arca SAB de C.V. 690
659,800 Fibra Uno Administracion S.A. de C.V. 679
423,200 Fomento Economico Mexicano S.A. de C.V. 2,652
43,830 e Gruma SAB de C.V. 420
75,800
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) 958
39,565 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 779
288,000 Grupo Bimbo S.A. de C.V. (Series A) 1,015
104,100 e Grupo Carso S.A. de C.V. (Series A1) 381

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
206,800 Grupo Financiero Banorte S.A. de C.V. $ 1,328
168,027 *,e Grupo Financiero Inbursa S.A. 266
660,200 e Grupo Mexico S.A. de C.V. (Series B) 2,233
525,500 e Grupo Televisa S.A. 569
28,295 e Industrias Penoles S.A. de C.V. 275
316,500 e Kimberly-Clark de Mexico S.A. de C.V. (Class A) 423
243,100 Operadora de Sites Mexicanos S.A. de C.V. 202
218,000 Orbia Advance Corp SAB de C.V. 366
42,965 Promotora y Operadora de Infraestructura SAB de C.V. 293
301,625 * Sitios Latinoamerica SAB de C.V. 135
1,129,400 Wal-Mart de Mexico SAB de C.V. 3,972
TOTAL MEXICO 24,868
NETHERLANDS - 2.2%
58,403 *,g Adyen NV 72,838
36 * Argenx SE 13
19,742 * Argenx SE 7,026
197,166 ASML Holding NV 81,682
123,845 g Euronext NV 7,838
60,878 Heineken NV 5,316
8,677,777 ING Groep NV 74,355
266,423 Koninklijke Ahold Delhaize NV 6,786
647,590 Koninklijke KPN NV 1,753
6,016,954 Shell plc 149,268
1,610,146 e Universal Music Group NV 30,158
TOTAL NETHERLANDS 437,033
NORWAY - 0.7%
676,678 Aker BP ASA 19,424
3,368,414 Equinor ASA 111,086
196,073 Gjensidige Forsikring BA 3,364
967,364 Norsk Hydro ASA 5,191
TOTAL NORWAY 139,065
PERU - 0.0%
46,000 e Cia de Minas Buenaventura S.A. (ADR) (Series B) 309
16,000 Credicorp Ltd 1,965
18,713 Southern Copper Corp 839
TOTAL PERU 3,113
PHILIPPINES - 0.1%
377,480 Aboitiz Equity Ventures, Inc 345
1,832,650 AC Energy Corp 174
19,970 Ayala Corp 209
1,589,470 Ayala Land, Inc 617
138,140 Bank of the Philippine Islands 210
155,730 BDO Unibank, Inc 295
493,700 * Converge ICT Solutions, Inc 110
2,245 Globe Telecom, Inc 77
21,224 GT Capital Holdings, Inc 150
220,520 International Container Term Services, Inc 588
625,005 JG Summit Holdings (Series B) 447
93,000 Jollibee Foods Corp 363
53,630 Manila Electric Co 240
914,900 Metro Pacific Investments Corp 52
156,263 Metropolitan Bank & Trust 129
1,317,900 g Monde Nissin Corp 273
7,240 PLDT, Inc 186
5,826,950 Robinsons Retail Holdings, Inc 5,437
19,140 SM Investments Corp 236
2,525,500 SM Prime Holdings 1,294

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
191,990 Universal Robina $ 373
TOTAL PHILIPPINES 11,805
POLAND - 0.0%
74,107 *,g Allegro.eu S.A. 319
14,210 Bank Pekao S.A. 172
2,710 Bank Zachodni WBK S.A. 107
1,008 BRE Bank S.A. 40
5,043 CD Projekt Red S.A. 101
48,705 Cyfrowy Polsat S.A. 157
9,891 *,g Dino Polska S.A. 599
28,512 KGHM Polska Miedz S.A. 498
230 LPP S.A. 359
190,814 * PGE Polska Grupa Energetyczna S.A. 240
91,893 Polski Koncern Naftowy Orlen S.A. 986
460,727 Polskie Gornictwo Naftowe i Gazownictwo S.A. 451
69,587 Powszechna Kasa Oszczednosci Bank Polski S.A. 304
125,184 Powszechny Zaklad Ubezpieczen S.A. 581
140,211 Telekomunikacja Polska S.A. 146
TOTAL POLAND 5,060
PORTUGAL - 0.1%
899,973 e Jeronimo Martins SGPS S.A. 16,761
TOTAL PORTUGAL 16,761
QATAR - 0.1%
435,959 Barwa Real Estate Co 409
255,260 Commercial Bank of Qatar QSC 491
326,570 Industries Qatar QSC 1,508
440,764 Masraf Al Rayan 496
870,986 Mesaieed Petrochemical Holding Co 557
188,734 Ooredoo QSC 460
99,142 Qatar Electricity & Water Co 477
119,392 Qatar Fuel QSC 614
595,146 Qatar Gas Transport Co Ltd 668
56,911 Qatar International Islamic Bank QSC 169
131,307 Qatar Islamic Bank SAQ 886
1,397,209 Qatar National Bank 7,605
TOTAL QATAR 14,340
ROMANIA - 0.0%
99,888 NEPI Rockcastle NV 445
TOTAL ROMANIA 445
RUSSIA - 0.0%
12,672 *,†,e Ozon Holdings plc (ADR) 0 ^
211,169 *,† VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.3%
16,913 ACWA Power Co 753
27,589 Advanced Petrochemical Co 326
467,594 * Al Rajhi Bank 10,010
257,822 Alinma Bank 2,466
56,905 Almarai Co JSC 801
47,678 Arab National Bank 388
38,591 * Bank AlBilad 484
31,970 Bank Al-Jazira 190
126,783 Banque Saudi Fransi 1,401
12,382 Bupa Arabia for Cooperative Insurance Co 552
43,498 * Dar Al Arkan Real Estate Development Co 183

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
64,365 Dr Sulaiman Al Habib Medical Services Group Co $ 3,544
4,717 Elm Co 394
33,529 * Emaar Economic City 87
84,623 Etihad Etisalat Co 798
12,938 Jarir Marketing Co 572
102,367 * Mobile Telecommunications Co Saudi Arabia 310
53,471 Mouwasat Medical Services Co 2,803
384,517 National Commercial Bank 6,416
63,921 * National Industrialization Co 228
94,702 * Rabigh Refining & Petrochemical Co 346
372,551 Riyad Bank 3,128
45,931 SABIC Agri-Nutrients Co 1,908
76,579 Sahara International Petrochemical Co 837
182,084 * Saudi Arabian Mining Co 3,329
534,975 g Saudi Arabian Oil Co 5,093
195,934 Saudi Basic Industries Corp 4,585
542,838 Saudi British Bank 5,613
186,653 Saudi Electricity Co 1,208
77,677 Saudi Industrial Investment Group 467
96,202 Saudi Investment Bank 434
162,240 * Saudi Kayan Petrochemical Co 583
7,347 * Saudi Research & Marketing Group 369
7,304 Saudi Tadawul Group Holding Co 388
326,759 Saudi Telecom Co 3,402
56,779 Savola Group 425
56,990 Yanbu National Petrochemical Co 694
TOTAL SAUDI ARABIA 65,515
SINGAPORE - 0.2%
561,500 e Ascendas REIT 1,047
19,300 g BOC Aviation Ltd 136
453,742 e Capitaland Investment Ltd 1,092
67,304 e CapitaMall Trust 90
398,700 e DBS Group Holdings Ltd 9,223
342,024 * Grab Holdings Ltd 900
784,010 * Grab Holdings Ltd. 2,062
734,561 Oversea-Chinese Banking Corp 6,019
178,700 e Singapore Exchange Ltd 1,172
1,627,100 e Singapore Telecommunications Ltd 3,002
261,316 e United Overseas Bank Ltd 4,733
TOTAL SINGAPORE 29,476
SOUTH AFRICA - 0.3%
67,553 Absa Group Ltd 656
19,521 e African Rainbow Minerals Ltd 264
11,604 Anglo American Platinum Ltd 823
223,743 Anglo American plc 6,718
31,150 e Aspen Pharmacare Holdings Ltd 230
72,040 e Bid Corp Ltd 1,110
62,340 e Bidvest Group Ltd 677
50,741 Capitec Bank Holdings Ltd 4,347
51,003 Clicks Group Ltd 804
105,226 * Discovery Holdings Ltd 608
57,437 e Exxaro Resources Ltd 638
1,159,701 FirstRand Ltd 3,871
72,375 Foschini Ltd 470
186,190 Gold Fields Ltd 1,502
727,917 Growthpoint Properties Ltd 474
108,946 Harmony Gold Mining Co Ltd 257
180,499 e Impala Platinum Holdings Ltd 1,678
13,546 Kumba Iron Ore Ltd 287

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
55,280 Mr Price Group Ltd $ 527
365,803 MTN Group Ltd 2,414
77,394 MultiChoice Group Ltd 494
46,513 Naspers Ltd (N Shares) 5,769
36,747 Nedbank Group Ltd 406
69,123 * Northam Platinum Holdings Ltd 599
1,024,895 e Old Mutual Ltd 551
340,873 g Pepkor Holdings Ltd 391
112,917 Remgro Ltd 828
382,902 Sanlam Ltd 1,083
122,206 Sasol Ltd 1,912
107,458 e Shoprite Holdings Ltd 1,283
600,071 Sibanye Stillwater Ltd 1,377
41,563 Spar Group Ltd 329
684,554 Standard Bank Group Ltd 5,408
139,493 Vodacom Group Pty Ltd 937
210,099 Woolworths Holdings Ltd 706
TOTAL SOUTH AFRICA 50,428
SPAIN - 0.4%
287,054 * Amadeus IT Holding S.A. 13,309
8,920,701 Banco Bilbao Vizcaya Argentaria S.A. 40,017
1,062,273 Iberdrola S.A. 9,905
291,545 Industria De Diseno Textil S.A. 6,016
108,528 *,†,e Let's GOWEX S.A. 1
15,573 Merlin Properties Socimi S.A. 120
1,090,855 Telefonica S.A. 3,606
TOTAL SPAIN 72,974
SWEDEN - 0.7%
1,150,718 Assa Abloy AB 21,560
221,210 Boliden AB 6,834
116,434 g Evolution Gaming Group AB 9,204
362,208 * Fastighets AB Balder 1,446
1,954,210 Hexagon AB 18,251
532,161 Intrum Justitia AB 6,689
1,532,424 Sandvik AB 20,889
26,421 *,e SAS AB 1
5,192,970 Swedish Match AB 51,367
TOTAL SWEDEN 136,241
SWITZERLAND - 1.0%
44,301 Alcon, Inc 2,573
110,042 Cie Financiere Richemont S.A. 10,387
575,199 Credit Suisse Group 2,275
4,635 Givaudan S.A. 14,002
185,632 Lonza Group AG. 90,383
187,843 Novartis AG. 14,321
9,431 PSP Swiss Property AG. 943
9,470 Sonova Holdings AG 2,084
51,427 Straumann Holding AG. 4,704
9,431 Swiss Prime Site AG. 751
175,108 TE Connectivity Ltd 19,325
826,021 UBS Group AG 11,984
72,269 Zurich Insurance Group AG 28,810
TOTAL SWITZERLAND 202,542
TAIWAN - 1.8%
105,000 Accton Technology Corp 896
242,000 Acer, Inc 167
33,391 Advantech Co Ltd 308

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
265,000 ASE Technology Holding Co Ltd $ 659
182,000 Asia Cement Corp 225
6,000 ASMedia Technology, Inc 124
57,000 Asustek Computer, Inc 418
661,000 AU Optronics Corp 302
55,189 Catcher Technology Co Ltd 299
1,743,412 Cathay Financial Holding Co Ltd 2,185
287,671 Chailease Holding Co Ltd 1,643
377,026 Chang Hwa Commercial Bank 203
400,000 Cheng Shin Rubber Industry Co Ltd 448
217,000 China Airlines 133
1,237,844 China Development Financial Holding Corp 465
2,521,000 China Steel Corp 2,113
7,969,000 Chinatrust Financial Holding Co 4,958
687,000 Chunghwa Telecom Co Ltd 2,459
336,000 Compal Electronics, Inc 229
929,727 Dadi Early-Childhood Education Group Ltd 2,701
155,000 Delta Electronics, Inc 1,231
2,951,532 E.Sun Financial Holding Co Ltd 2,388
679,000 Eclat Textile Co Ltd 8,337
14,000 eMemory Technology, Inc 496
209,000 Eva Airways Corp 185
80,292 Evergreen Marine Corp Taiwan Ltd 366
728,000 Far Eastern Textile Co Ltd 739
255,000 Far EasTone Telecommunications Co Ltd 580
93,040 Feng TAY Enterprise Co Ltd 460
834,228 First Financial Holding Co Ltd 681
770,000 Formosa Chemicals & Fibre Corp 1,670
265,000 Formosa Petrochemical Corp 689
898,000 Formosa Plastics Corp 2,444
593,979 Fubon Financial Holding Co Ltd 929
807,778 Fuhwa Financial Holdings Co Ltd 495
63,000 Giant Manufacturing Co Ltd 406
17,000 Globalwafers Co Ltd 194
2,133,000 Hon Hai Precision Industry Co, Ltd 6,830
1,934,278 Hota Industrial Manufacturing Co Ltd 5,559
64,000 Hotai Motor Co Ltd 1,147
702,069 Hua Nan Financial Holdings Co Ltd 490
809,000 InnoLux Display Corp 264
177,000 Inventec Co Ltd 127
7,604 Largan Precision Co Ltd 399
161,000 Lite-On Technology Corp 323
713,242 MediaTek, Inc 12,308
2,613,000 Mega Financial Holding Co Ltd 2,557
53,000 Micro-Star International Co Ltd 178
13,400 momo.com, Inc 224
1,033,000 Nan Ya Plastics Corp 2,168
18,000 Nan Ya Printed Circuit Board Corp 106
103,000 Nanya Technology Corp 158
35,000 Nien Made Enterprise Co Ltd 276
46,000 Novatek Microelectronics Corp Ltd 315
160,000 Pegatron Technology Corp 294
496,000 Pou Chen Corp 443
637,000 Powerchip Semiconductor Manufacturing Corp 569
123,000 President Chain Store Corp 1,091
1,506,000 Prime View International Co Ltd 9,942
216,000 Quanta Computer, Inc 523
36,000 Realtek Semiconductor Corp 304
240,540 Ruentex Development Co Ltd 387
282,999 Shanghai Commercial & Savings Bank Ltd 437
2,875,684 Shin Kong Financial Holding Co Ltd 740

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
811,623 SinoPac Financial Holdings Co Ltd $ 440
101,000 Synnex Technology International Corp 167
859,908 Taishin Financial Holdings Co Ltd 370
476,579 Taiwan Cement Corp 508
774,545 Taiwan Cooperative Financial Holding 638
400,000 Taiwan High Speed Rail Corp 358
236,000 Taiwan Mobile Co Ltd 710
18,367,100 Taiwan Semiconductor Manufacturing Co Ltd 243,463
159,273 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 10,920
100,000 Unimicron Technology Corp 366
1,049,000 Uni-President Enterprises Corp 2,218
946,000 United Microelectronics Corp 1,059
72,000 Vanguard International Semiconductor Corp 146
13,000 Voltronic Power Technology Corp 572
541,650 Walsin Lihwa Corp 684
56,810 Wan Hai Lines Ltd 118
28,000 Win Semiconductors Corp 108
247,000 Winbond Electronics Corp 152
17,000 Wiwynn Corp 430
111,640 WPG Holdings Co Ltd 163
34,339 Yageo Corp 290
141,000 Yang Ming Marine Transport 271
54,000 Zhen Ding Technology Holding Ltd 179
TOTAL TAIWAN 355,714
TANZANIA, UNITED REPUBLIC OF - 0.0%
86,113 AngloGold Ashanti Ltd 1,176
TOTAL TANZANIA, UNITED REPUBLIC OF 1,176
THAILAND - 0.1%
97,800 Advanced Info Service PCL 504
919,700 Airports of Thailand PCL 1,768
1,137,000 Asset World Corp PCL 174
187,600 B Grimm Power PCL 167
137,400 Bangkok Commercial Asset Management PCL 59
816,500 Bangkok Dusit Medical Services PCL 633
1,427,300 Bangkok Expressway & Metro PCL 347
276,400 Berli Jucker PCL 239
1,386,390 BTS Group Holdings PCL 304
46,500 Bumrungrad Hospital PCL 279
57,900 Carabao Group PCL 130
425,500 Central Pattana PCL 732
384,075 Central Retail Corp PCL 400
825,400 Charoen Pokphand Foods PCL 547
1,260,200 CP ALL plc 1,863
25,100 Delta Electronics Thai PCL 435
68,400 Electricity Generating PCL 299
354,297 Energy Absolute PCL 826
150,000 Global Power Synergy Co Ltd 252
614,230 Gulf Energy Development PCL 851
1,240,700 Home Product Center PCL 442
358,400 Indorama Ventures PCL 368
227,300 Intouch Holdings PCL (Class F) 437
126,700 JMT Network Services PCL 228
54,100 Kasikornbank PCL (Foreign) 208
877,800 Krung Thai Bank PCL 387
180,400 Krungthai Card PCL 274
1,884,800 Land and Houses PCL Co Reg 443
663,400 * Minor International PCL 463
88,100 Muangthai Capital PCL 84
271,000 Osotspa PCL 195

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
336,500 PTT Exploration & Production PCL $ 1,435
556,100 PTT Global Chemical PCL 609
694,200 PTT Oil & Retail Business PCL 473
2,255,800 PTT PCL 2,054
93,550 Ratch Group PCL 101
186,800 SCB X PCL 512
262,500 SCG Packaging PCL 360
172,300 Siam Cement PCL 1,486
123,800 Srisawad Corp PCL 140
329,902 h Thai Oil PCL 447
599,900 Thai Union Group PCL 297
924,600 True Corp PCL 123
TOTAL THAILAND 22,375
TURKEY - 0.0%
260,160 Akbank TAS 159
147,932 Aselsan Elektronik Sanayi Ve Ticaret AS 233
103,316 BIM Birlesik Magazalar AS 647
287,453 Eregli Demir ve Celik Fabrikalari TAS 448
13,466 Ford Otomotiv Sanayi AS 237
84,263 Haci Omer Sabanci Holding AS 117
147,492 KOC Holding AS 359
114,944 * Turk Hava Yollari 436
271,872 Turkcell Iletisim Hizmet AS 289
274,528 Turkiye Is Bankasi (Series C) 111
32,188 * Turkiye Petrol Rafinerileri AS 501
285,972 Turkiye Sise ve Cam Fabrikalari AS 393
TOTAL TURKEY 3,930
UNITED ARAB EMIRATES - 0.1%
216,868 Abu Dhabi Commercial Bank PJSC 532
116,806 Abu Dhabi Islamic Bank PJSC 287
689,316 Abu Dhabi National Oil Co for Distribution PJSC 833
819,504 Aldar Properties PJSC 936
227,216 Dubai Islamic Bank PJSC 369
870,567 Emaar Properties PJSC 1,366
149,079 Emirates NBD Bank PJSC 521
744,922 Emirates Telecommunications Group Co PJSC 4,735
1,000,892 National Bank of Abu Dhabi PJSC 4,855
5,358 *,† NMC Health plc 0 ^
TOTAL UNITED ARAB EMIRATES 14,434
UNITED KINGDOM - 4.1%
586,411 Allfunds Group PLC 4,286
1,338,791 Ashtead Group plc 60,125
144,759 Associated British Foods plc 2,023
1,367,385 AstraZeneca plc 150,316
7,840,489 Barclays plc 12,475
1,994,150 Beazley plc 12,431
122,628 Big Yellow Group plc 1,451
2,667,015 BP plc 12,744
678,320 British American Tobacco plc 24,323
282,990 British Land Co plc 1,096
100,735 * Coca-Cola European Partners plc (Class A) 4,293
682,496 Compass Group plc 13,590
2,971,182 *,e Darktrace plc 9,704
308,987 Dechra Pharmaceuticals plc 8,973
37,730 Derwent London plc 851
2,377,186 Diageo plc 100,064
1,927,917 Electrocomponents plc 20,580
879,642 Fevertree Drinks plc 8,140

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
188,659 Great Portland Estates plc $ 920
1,141,780 * Haleon plc 3,560
321,329 Informa plc 1,837
212,656 *,g Just Eat Takeaway.com NV 3,299
207,525 e Land Securities Group plc 1,199
113,128 * Liberty Global plc (Class A) 1,764
22,153 * Liberty Global plc (Class C) 365
233,703 Linde plc 63,004
393,685 Linde plc (Xetra) 106,583
14,936,518 Lloyds TSB Group plc 6,751
144,510 London Stock Exchange Group plc 12,204
6,241,496 Man Group plc 15,454
768,550 National Grid plc 7,911
2,004,379 NatWest Group plc 4,992
34,169 Next plc 1,814
150,109 Reckitt Benckiser Group plc 9,949
805,037 RELX plc 19,621
257,856 RELX plc 6,301
150,926 Safestore Holdings plc 1,405
209,916 Scottish & Southern Energy plc 3,545
243,033 Segro plc 2,028
1,916,982 Standard Chartered plc 11,990
18,734,332 Tesco plc 42,997
1,499,840 *,e THG Holdings Ltd 626
5,371,958 Tritax Big Box REIT plc 8,107
434,708 Unilever plc 19,101
5,431,796 Vodafone Group plc 6,079
269,376 WPP plc 2,224
TOTAL UNITED KINGDOM 813,095
UNITED STATES - 63.5%
65,001 3M Co 7,183
553 A.O. Smith Corp 27
895,364 Abbott Laboratories 86,635
1,097,090 AbbVie, Inc 147,240
192 * Abiomed, Inc 47
268,935 Accenture plc 69,197
3,278 Activision Blizzard, Inc 244
15,135 * Adobe, Inc 4,165
257 Advance Auto Parts, Inc 40
1,667,784 * Advanced Micro Devices, Inc 105,671
2,808 AES Corp 63
800 *,e Affirm Holdings, Inc 15
41,553 Aflac, Inc 2,335
1,264 Agilent Technologies, Inc 154
11,000 Agree Realty Corp 743
65,113 Air Products & Chemicals, Inc 15,154
1,586 * Airbnb, Inc 167
675 * Akamai Technologies, Inc 54
49,048 Albemarle Corp 12,970
149,437 Alcoa Corp 5,030
60,071 Alexandria Real Estate Equities, Inc 8,421
315 * Align Technology, Inc 65
3,285 * Alleghany Corp 2,757
371 Allegion plc 33
451,106 Alliant Energy Corp 23,904
19,267 Allstate Corp 2,399
1,402 Ally Financial, Inc 39
58,344 * Alnylam Pharmaceuticals, Inc 11,678
1,982,413 * Alphabet, Inc (Class A) 189,618
2,064,120 * Alphabet, Inc (Class C) 198,465

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,299,480 *,n Altimmune, Inc $ 16,594
342,641 Altria Group, Inc 13,836
3,636,283 * Amazon.com, Inc 410,900
2,162 *,e AMC Entertainment Holdings, Inc 15
2,162 * AMC Entertainment Holdings, Inc 6
6,369 Amcor plc 68
41 Amerco, Inc 21
288,748 Ameren Corp 23,259
327,255 American Electric Power Co, Inc 28,291
244,835 American Express Co 33,031
304 American Financial Group, Inc 37
279,442 American Homes 4 Rent 9,169
523,367 American International Group, Inc 24,849
91,442 American Tower Corp 19,633
765 American Water Works Co, Inc 100
85,456 Americold Realty Trust 2,102
73,816 Ameriprise Financial, Inc 18,598
59,014 AmerisourceBergen Corp 7,986
975 Ametek, Inc 111
104,540 Amgen, Inc 23,563
2,520 Amphenol Corp (Class A) 169
2,202 Analog Devices, Inc 307
1,641 Annaly Capital Management, Inc 28
367 * Ansys, Inc 81
3,066,786 * Antero Resources Corp 93,629
42,702 Aon plc 11,439
1,460 APA Corp 50
1,682 Apollo Global Management, Inc 78
5,331,264 d Apple, Inc 736,781
3,643 Applied Materials, Inc 298
500 *,e AppLovin Corp 10
31,391 * Aptiv plc 2,455
972 ARAMARK Holdings Corp 30
59,816 * Arch Capital Group Ltd 2,724
2,365 Archer-Daniels-Midland Co 190
1,036 * Arista Networks, Inc 117
285 * Arrow Electronics, Inc 26
877 Arthur J. Gallagher & Co 150
232 Assurant, Inc 34
2,013,196 AT&T, Inc 30,882
259,712 * Atlassian Corp plc 54,693
570 Atmos Energy Corp 58
926 * Autodesk, Inc 173
323,019 Automatic Data Processing, Inc 73,064
1,935 * AutoZone, Inc 4,145
368 * Avalara, Inc 34
45,039 AvalonBay Communities, Inc 8,296
20,182 * Avantor, Inc 396
31,786 Avery Dennison Corp 5,172
4,011 Baker Hughes Co 84
1,353 Ball Corp 65
1,516,560 Bank of America Corp 45,800
595,649 Bank of New York Mellon Corp 22,944
1,084 Bath & Body Works, Inc 35
75,155 Baxter International, Inc 4,048
58,310 Becton Dickinson & Co 12,993
802 Bentley Systems, Inc 25
361,515 * Berkshire Hathaway, Inc (Class B) 96,532
27,169 Best Buy Co, Inc 1,721
392 * Bill.Com Holdings, Inc 52
30,618 * Biogen, Inc 8,175

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
774 * BioMarin Pharmaceutical, Inc $ 66
18,720 * Bio-Rad Laboratories, Inc (Class A) 7,809
165 Bio-Techne Corp 47
653 * Black Knight, Inc 42
39,349 BlackRock, Inc 21,653
143,933 Blackstone, Inc 12,047
2,181 * Block, Inc 120
255,452 * Boeing Co 30,930
6,630 * Booking Holdings, Inc 10,894
561 Booz Allen Hamilton Holding Co 52
1,010 BorgWarner, Inc 32
22,320 Boston Properties, Inc 1,673
1,910,350 * Boston Scientific Corp 73,988
1,975,237 Bristol-Myers Squibb Co 140,420
349,437 Broadcom, Inc 155,154
491 Broadridge Financial Solutions, Inc 71
1,009 Brown & Brown, Inc 61
1,303 Brown-Forman Corp (Class B) 87
80,031 Bunge Ltd 6,608
59,978 * Burlington Stores, Inc 6,711
23 Cable One, Inc 20
191,225 Cabot Oil & Gas Corp 4,995
1,167 * Cadence Design Systems, Inc 191
901 * Caesars Entertainment, Inc 29
413 Camden Property Trust 49
889 Campbell Soup Co 42
2,382 Capital One Financial Corp 220
1,166 Cardinal Health, Inc 78
218 Carlisle Cos, Inc 61
825 Carlyle Group, Inc 21
680 * CarMax, Inc 45
79,123 * Carnival Corp 556
1,539,990 Carrier Global Corp 54,762
50,084 * Catalent, Inc 3,624
477,952 Caterpillar, Inc 78,422
449 CBOE Global Markets, Inc 53
1,408 CBRE Group, Inc 95
424,451 CDW Corp 66,248
26,455 Celanese Corp (Series A) 2,390
294,491 * Centene Corp 22,914
765,984 Centerpoint Energy, Inc 21,585
576 * Ceridian HCM Holding, Inc 32
41,220 CF Industries Holdings, Inc 3,967
542 CH Robinson Worldwide, Inc 52
3,241 * Charles River Laboratories International, Inc 638
524,165 Charles Schwab Corp 37,672
34,816 * Charter Communications, Inc 10,561
67,857 Cheniere Energy, Inc 11,258
389,906 Chevron Corp 56,018
380 *,e Chewy, Inc 12
3,463 * Chipotle Mexican Grill, Inc (Class A) 5,204
362,680 Chubb Ltd 65,964
1,021 Church & Dwight Co, Inc 73
155,931 Cigna Corp 43,266
641 Cincinnati Financial Corp 57
393 Cintas Corp 153
1,552,842 Cisco Systems, Inc 62,114
67,487 Citigroup, Inc 2,812
555,787 Citizens Financial Group, Inc 19,097
528 Citrix Systems, Inc 55
1,300 * Clarivate Analytics plc 12

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
2,206 * Cleveland-Cliffs, Inc $ 30
26,695 Clorox Co 3,427
1,052 * Cloudflare, Inc 58
76,557 CME Group, Inc 13,561
57,337 CMS Energy Corp 3,339
2,874,709 Coca-Cola Co 161,041
732 Cognex Corp 30
2,207 Cognizant Technology Solutions Corp (Class A) 127
504 * Coinbase Global, Inc 33
209,489 Colgate-Palmolive Co 14,717
1,277,566 Comcast Corp (Class A) 37,471
253,470 ConAgra Brands, Inc 8,271
698,359 ConocoPhillips 71,470
1,490 Consolidated Edison, Inc 128
61,618 Constellation Brands, Inc (Class A) 14,152
89,645 Constellation Energy Corp 7,458
25,716 Cooper Cos, Inc 6,786
898 * Copart, Inc 96
500,000 * Corebridge Financial, Inc 9,845
3,381 Corning, Inc 98
1,559,880 Corteva, Inc 89,147
1,662 * CoStar Group, Inc 116
371,733 Costco Wholesale Corp 175,558
9,319 * Coty, Inc 59
314 * Coupa Software, Inc 18
832 * Crowdstrike Holdings, Inc 137
188,559 Crown Castle International Corp 27,256
892,467 Crown Holdings, Inc 72,317
470,737 CSX Corp 12,540
13,564 Cummins, Inc 2,760
578,317 CVS Health Corp 55,154
240,223 Danaher Corp 62,047
32,101 Darden Restaurants, Inc 4,055
1,011 * Datadog, Inc 90
243 * DaVita, Inc 20
168,735 Deere & Co 56,339
1,220 Dell Technologies, Inc 42
222,458 * Delta Air Lines, Inc 6,242
920 Dentsply Sirona, Inc 26
22,347 Devon Energy Corp 1,344
165,607 * Dexcom, Inc 13,338
558,971 Diamondback Energy, Inc 67,334
39,648 Digital Realty Trust, Inc 3,932
196,347 Discover Financial Services 17,852
58,117 * DISH Network Corp (Class A) 804
833 * DocuSign, Inc 45
44,487 Dollar General Corp 10,671
71,144 * Dollar Tree, Inc 9,683
417,018 Dominion Energy, Inc 28,820
153 Domino's Pizza, Inc 47
754 * DoorDash, Inc 37
606 Dover Corp 71
117,650 Dow, Inc 5,168
1,416 DR Horton, Inc 95
1,212 * Dropbox, Inc 25
815 DTE Energy Co 94
194,096 Duke Energy Corp 18,055
50,215 Duke Realty Corp 2,420
740,197 DuPont de Nemours, Inc 37,306
842 * Dynatrace, Inc 29
11,741 Eastman Chemical Co 834

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
393,406 Eaton Corp $ 52,465
189,502 eBay, Inc 6,976
45,961 Ecolab, Inc 6,638
97,990 Edison International 5,544
305,897 * Edwards Lifesciences Corp 25,276
1,792 * Elanco Animal Health, Inc 22
1,183 Electronic Arts, Inc 137
109,710 Elevance Health, Inc 49,835
232,273 Eli Lilly & Co 75,105
2,499 Emerson Electric Co 183
564 * Enphase Energy, Inc 157
634 Entegris, Inc 53
50,281 Entergy Corp 5,060
250,244 EOG Resources, Inc 27,960
239 * EPAM Systems, Inc 87
1,426 EQT Corp 58
514 Equifax, Inc 88
9,752 Equinix, Inc 5,547
962,992 Equitable Holdings, Inc 25,375
144,339 Equity Lifestyle Properties, Inc 9,070
90,806 Equity Residential 6,104
107 Erie Indemnity Co (Class A) 24
1,010 Essential Utilities Inc 42
15,275 Essex Property Trust, Inc 3,700
85,686 Estee Lauder Cos (Class A) 18,500
8,425 * Etsy, Inc 844
51,970 Everest Re Group Ltd 13,639
965 Evergy, Inc 57
1,449 Eversource Energy 113
733 * Exact Sciences Corp 24
272,507 Exelon Corp 10,208
30,288 * Expedia Group, Inc 2,838
713 Expeditors International of Washington, Inc 63
28,860 Extra Space Storage, Inc 4,984
2,614,092 Exxon Mobil Corp 228,236
256 * F5 Networks, Inc 37
159 Factset Research Systems, Inc 64
111 * Fair Isaac Corp 46
2,422 Fastenal Co 112
4,377 FedEx Corp 650
116,158 Ferguson plc 12,049
1,133 Fidelity National Financial Inc 41
2,565 Fidelity National Information Services, Inc 194
1,056,515 Fifth Third Bancorp 33,766
50 First Citizens Bancshares, Inc (Class A) 40
157,396 First Republic Bank 20,548
640,998 FirstEnergy Corp 23,717
16,202 * Fiserv, Inc 1,516
325 * FleetCor Technologies, Inc 57
179,303 Flowserve Corp 4,357
529 FMC Corp 56
16,550 Ford Motor Co 185
2,875 * Fortinet, Inc 141
512,610 Fortive Corp 29,885
565 Fortune Brands Home & Security, Inc 30
1,329 Fox Corp (Class A) 41
624 Fox Corp (Class B) 18
1,268 Franklin Resources, Inc 27
3,756,168 Freeport-McMoRan, Inc (Class B) 102,656
87,469 Gaming and Leisure Properties, Inc 3,870
649 Garmin Ltd 52

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
190,979 * Gartner, Inc $ 52,842
268 * Generac Holdings, Inc 48
993 General Dynamics Corp 211
4,625 General Electric Co 286
69,770 General Mills, Inc 5,345
5,808 General Motors Co 186
597 Genuine Parts Co 89
437,163 Gilead Sciences, Inc 26,969
88,290 Global Payments, Inc 9,540
135,366 Globe Life, Inc 13,496
703 * GoDaddy, Inc 50
172,662 Goldman Sachs Group, Inc 50,599
513,423 GSK plc 7,415
333 * Guidewire Software, Inc 21
1,227,193 Halliburton Co 30,214
206,019 Hartford Financial Services Group, Inc 12,761
555 Hasbro, Inc 37
7,456 HCA Healthcare, Inc 1,370
26,603 Healthcare Realty Trust, Inc 555
148,976 Healthpeak Properties Inc 3,415
183 HEICO Corp 26
308 HEICO Corp (Class A) 35
121,656 Helmerich & Payne, Inc 4,498
577 * Henry Schein, Inc 38
613 Hershey Co 135
187,922 Hess Corp 20,482
5,474 Hewlett Packard Enterprise Co 66
1,174 Hilton Worldwide Holdings, Inc 142
40,540 * Hologic, Inc 2,616
655,446 Home Depot, Inc 180,864
728,942 Honeywell International, Inc 121,711
105,850 * Horizon Therapeutics Plc 6,551
1,256 Hormel Foods Corp 57
153,931 Host Hotels and Resorts, Inc 2,444
1,586 Howmet Aerospace, Inc 49
4,432 HP, Inc 110
191,665 Hubbell, Inc 42,741
190 * HubSpot, Inc 51
24,689 Humana, Inc 11,979
6,051 Huntington Bancshares, Inc 80
168 Huntington Ingalls 37
335 * IAC 19
320 IDEX Corp 64
13,354 * IDEXX Laboratories, Inc 4,351
35,892 Illinois Tool Works, Inc 6,484
71,790 * Illumina, Inc 13,697
792 * Incyte Corp 53
53,000 Independence Realty Trust, Inc 887
803,923 Ingersoll Rand, Inc 34,778
12,372 Innovative Industrial Properties, Inc 1,095
291 * Insulet Corp 67
1,312,901 Intel Corp 33,833
257,493 Intercontinental Exchange Group, Inc 23,265
3,784 International Business Machines Corp 450
549,079 International Flavors & Fragrances, Inc 49,873
61,581 International Paper Co 1,952
208,552 Interpublic Group of Cos, Inc 5,339
193,790 Intuit, Inc 75,059
125,952 * Intuitive Surgical, Inc 23,608
1,454 Invesco Ltd 20
52,557 Invitation Homes, Inc 1,775

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
78,603 * IQVIA Holdings, Inc $ 14,238
1,219 Iron Mountain, Inc 54
206,111 e iShares MSCI Canada Index Fund 6,340
50,632 e iShares MSCI South Korea Index Fund 2,398
456 J.M. Smucker Co 63
306 Jack Henry & Associates, Inc 56
544 Jacobs Solutions, Inc 59
259 * Jazz Pharmaceuticals plc 35
4,718 JB Hunt Transport Services, Inc 738
168,300 JBS S.A. 784
722,732 Johnson & Johnson 118,066
2,956 Johnson Controls International plc 146
1,170,120 JPMorgan Chase & Co 122,278
1,358 Juniper Networks, Inc 35
1,078 Kellogg Co 75
1,344,541 Keurig Dr Pepper, Inc 48,161
3,904 Keycorp 63
769 * Keysight Technologies, Inc 121
18,864 Kilroy Realty Corp 794
89,751 Kimberly-Clark Corp 10,101
2,595 Kimco Realty Corp 48
471,769 Kinder Morgan, Inc 7,850
30,905 KKR & Co, Inc 1,329
315,425 KLA Corp 95,457
664 Knight-Swift Transportation Holdings, Inc 32
297,889 Kraft Heinz Co 9,935
212,168 Kroger Co 9,282
812 L3Harris Technologies, Inc 169
393 Laboratory Corp of America Holdings 80
587 Lam Research Corp 215
158,751 * Las Vegas Sands Corp 5,956
251 Lear Corp 30
10,271 * Legend Biotech Corp (ADR) 419
562 Leidos Holdings, Inc 49
1,100 Lennar Corp (Class A) 82
139 Lennox International, Inc 31
569 * Liberty Broadband Corp (Class C) 42
821 * Liberty Media Group (Class C) 48
319 Liberty SiriusXM Group (Class A) 12
701 * Liberty SiriusXM Group (Class C) 26
689 Lincoln National Corp 30
709 * Live Nation, Inc 54
1,139 LKQ Corp 54
1,004 Lockheed Martin Corp 388
888 Loews Corp 44
272,771 Lowe's Companies, Inc 51,229
337 LPL Financial Holdings, Inc 74
1,739 *,e Lucid Group, Inc 24
128,215 * Lululemon Athletica, Inc 35,844
3,875 Lumen Technologies, Inc 28
1,287 * Lyft, Inc (Class A) 17
5,897 LyondellBasell Industries NV 444
192,346 M&T Bank Corp 33,914
3,023 Marathon Oil Corp 68
199,669 Marathon Petroleum Corp 19,833
57 * Markel Corp 62
159 MarketAxess Holdings, Inc 35
16,949 Marriott International, Inc (Class A) 2,375
114,957 Marsh & McLennan Cos, Inc 17,162
263 Martin Marietta Materials, Inc 85
3,550 Marvell Technology, Inc 152

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,010 Masco Corp $ 47
221 * Masimo Corp 31
510,975 Mastercard, Inc (Class A) 145,291
1,200 * Match Group, Inc 57
1,051 McCormick & Co, Inc 75
648,308 McDonald's Corp 149,591
70,858 McKesson Corp 24,083
2,511 Medical Properties Trust, Inc 30
1,001,051 Medtronic plc 80,835
1,361,376 Merck & Co, Inc 117,242
569,393 * Meta Platforms, Inc 77,255
252,532 Metlife, Inc 15,349
583 * Mettler-Toledo International, Inc 632
1,478 MGM Resorts International 44
2,339 Microchip Technology, Inc 143
4,712 Micron Technology, Inc 236
3,204,808 Microsoft Corp 746,400
23,120 Mid-America Apartment Communities, Inc 3,585
7,817 * Moderna, Inc 924
219 * Mohawk Industries, Inc 20
246 * Molina Healthcare, Inc 81
760 Molson Coors Brewing Co (Class B) 36
694,754 Mondelez International, Inc 38,093
281 * MongoDB, Inc 56
186 Monolithic Power Systems, Inc 68
934,035 * Monster Beverage Corp 81,224
701 Moody's Corp 170
1,413,838 Morgan Stanley 111,707
5,833 Mosaic Co 282
708 Motorola Solutions, Inc 159
2,938 MSCI, Inc (Class A) 1,239
1,452 Nasdaq Inc 82
52,173 National Storage Affiliates Trust 2,169
631,878 Nestle S.A. 68,342
935 NetApp, Inc 58
99,638 * Netflix, Inc 23,459
401 * Neurocrine Biosciences, Inc 43
1,701 Newell Brands Inc 24
69,441 Newmont Goldcorp Corp 2,919
1,607 News Corp (Class A) 24
770,030 NextEra Energy, Inc 60,378
984,404 Nike, Inc (Class B) 81,824
1,706 NiSource, Inc 43
220 Nordson Corp 47
1,009 Norfolk Southern Corp 212
831 Northern Trust Corp 71
159,919 Northrop Grumman Corp 75,213
2,448 NortonLifelock, Inc 49
395 * Novocure Ltd 30
67,001 NRG Energy, Inc 2,564
27,595 Nucor Corp 2,952
395,036 NVIDIA Corp 47,953
13 * NVR, Inc 52
248,613 Occidental Petroleum Corp 15,277
625 * Okta, Inc 36
411 Old Dominion Freight Line 102
879 Omnicom Group, Inc 55
1,820 * ON Semiconductor Corp 113
125,597 ONEOK, Inc 6,436
1,298,575 Oracle Corp 79,304
5,183 * O'Reilly Automotive, Inc 3,645

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
91,332 Otis Worldwide Corp $ 5,827
34,992 Owens Corning, Inc 2,751
1,462 PACCAR, Inc 122
10,867 Packaging Corp of America 1,220
6,900 * Palantir Technologies, Inc 56
509,680 * Palo Alto Networks, Inc 83,480
6,000 Parade Technologies Ltd 110
103,320 e Paramount Global (Class B) 1,967
175,553 Parker-Hannifin Corp 42,538
1,366 Paychex, Inc 153
215 * Paycom Software, Inc 71
219,597 * PayPal Holdings, Inc 18,901
11,836 *,e Peloton Interactive, Inc 82
695 Pentair plc 28
344,194 PepsiCo, Inc 56,193
59,183 * Performance Food Group Co 2,542
531 PerkinElmer, Inc 64
1,123,015 Pfizer, Inc 49,143
395,541 * PG&E Corp 4,944
296,785 Philip Morris International, Inc 24,636
73,465 Phillips 66 5,930
30,014 * Pinterest, Inc 699
146,170 Pioneer Natural Resources Co 31,650
2,183 * Plug Power, Inc 46
33,011 PNC Financial Services Group, Inc 4,933
169 Pool Corp 54
138,783 PPG Industries, Inc 15,362
3,094 PPL Corp 78
1,099 Principal Financial Group 79
1,431,466 Procter & Gamble Co 180,723
120,875 Progressive Corp 14,047
247,280 Prologis, Inc 25,124
1,582 Prudential Financial, Inc 136
467 * PTC, Inc 49
2,113 Public Service Enterprise Group, Inc 119
34,363 Public Storage, Inc 10,062
1,046 Pulte Homes, Inc 39
456 * Qorvo, Inc 36
4,742 QUALCOMM, Inc 536
605 Quanta Services, Inc 77
503 Quest Diagnostics, Inc 62
786 Raymond James Financial, Inc 78
739,782 Raytheon Technologies Corp 60,559
51,093 Realty Income Corp 2,974
127,876 Regency Centers Corp 6,886
23,729 * Regeneron Pharmaceuticals, Inc 16,346
3,943 Regions Financial Corp 79
932 Republic Services, Inc 127
615 Resmed, Inc 134
353,842 Rexford Industrial Realty, Inc 18,400
337 * RingCentral, Inc 13
1,329 *,e Rivian Automotive, Inc 44
466 Robert Half International, Inc 36
1,479 *,e ROBLOX Corp 53
446,484 Roche Holding AG. 145,345
11,576 Rockwell Automation, Inc 2,490
8,392 * Roku, Inc 473
932 Rollins, Inc 32
68,863 Roper Technologies, Inc 24,766
38,895 Ross Stores, Inc 3,278
38,259 * Royal Caribbean Cruises Ltd 1,450

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,457 Royalty Pharma plc $ 59
27,727 RPM International, Inc 2,310
66,682 S&P Global, Inc 20,361
110,849 Sabra Healthcare REIT, Inc 1,454
402,890 * Salesforce, Inc 57,952
18,778 SBA Communications Corp 5,345
257,775 Schlumberger Ltd 9,254
362,420 Schneider Electric S.A. 40,936
875 Seagate Technology Holdings plc 47
427,014 * Seagen, Inc 58,428
133,061 Sealed Air Corp 5,923
495 SEI Investments Co 24
75,299 Sempra Energy 11,290
663 Sensata Technologies Holding plc 25
310,444 * ServiceNow, Inc 117,227
47,250 Sherwin-Williams Co 9,674
264 Signature Bank 40
115,376 Simon Property Group, Inc 10,355
3,322 Sirius XM Holdings, Inc 19
690 Skyworks Solutions, Inc 59
4,002 e SL Green Realty Corp 161
4,611 * Snap, Inc 45
225 Snap-On, Inc 45
939 * Snowflake, Inc 160
222 * SolarEdge Technologies, Inc 51
130,248 Southern Co 8,857
623 * Southwest Airlines Co 19
668 * Splunk, Inc 50
971 SS&C Technologies Holdings, Inc 46
17,271 Stanley Black & Decker, Inc 1,299
261,048 Starbucks Corp 21,996
1,540 State Street Corp 94
805 Steel Dynamics, Inc 57
421 STERIS plc 70
130,494 Stryker Corp 26,430
71,126 Sun Communities, Inc 9,625
247 * SVB Financial Group 83
2,193 Synchrony Financial 62
243,302 * Synopsys, Inc 74,331
61,327 SYSCO Corp 4,336
960 T Rowe Price Group, Inc 101
679 * Take-Two Interactive Software, Inc 74
9,805 Targa Resources Investments, Inc 592
507,442 Target Corp 75,299
675 * Teladoc, Inc 17
199 * Teledyne Technologies, Inc 67
197 Teleflex, Inc 40
100,000 * Tenet Healthcare Corp 5,158
683 Teradyne, Inc 51
48,605 Terreno Realty Corp 2,576
708,799 * Tesla, Inc 188,009
3,886 Texas Instruments, Inc 601
26 Texas Pacific Land Corp 46
28,673 Textron, Inc 1,670
92,746 Thermo Fisher Scientific, Inc 47,040
292,788 TJX Companies, Inc 18,188
283,546 * T-Mobile US, Inc 38,043
474 Tractor Supply Co 88
1,854 * Trade Desk, Inc 111
450 Tradeweb Markets, Inc 25
252,298 *,e Traeger, Inc 711

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
388,046 Trane Technologies plc $ 56,193
222 TransDigm Group, Inc 117
807 TransUnion 48
1,016 Travelers Cos, Inc 156
1,057 * Trimble Inc 57
5,588 Truist Financial Corp 243
722 * Twilio, Inc 50
2,742 * Twitter, Inc 120
174 * Tyler Technologies, Inc 60
29,925 Tyson Foods, Inc (Class A) 1,973
6,168 * Uber Technologies, Inc 163
1,339 UDR, Inc 56
883 UGI Corp 29
20,870 * Ulta Beauty, Inc 8,373
873,735 Union Pacific Corp 170,221
111,966 United Parcel Service, Inc (Class B) 18,087
124,213 * United Rentals, Inc 33,552
512,477 UnitedHealth Group, Inc 258,821
804 *,e Unity Software, Inc 26
284 Universal Health Services, Inc (Class B) 25
392,955 US Bancorp 15,844
5,970 Vail Resorts, Inc 1,287
846,767 Valero Energy Corp 90,477
550,198 Vanguard Emerging Markets ETF 20,077
50,000 e Vanguard FTSE Developed Markets ETF 1,818
23,585 * Veeva Systems, Inc 3,889
119,123 Ventas, Inc 4,785
417 * VeriSign, Inc 72
679 Verisk Analytics, Inc 116
888,529 Verizon Communications, Inc 33,737
44,499 * Vertex Pharmaceuticals, Inc 12,884
34,215 VF Corp 1,023
5,089 Viatris, Inc 43
187,497 VICI Properties, Inc 5,597
864,167 Visa, Inc (Class A) 153,519
91,127 Vistra Energy Corp 1,914
881 VMware, Inc (Class A) 94
686 e Vornado Realty Trust 16
168,039 e Voya Financial, Inc 10,166
559 Vulcan Materials Co 88
155,026 W.R. Berkley Corp 10,012
108,630 W.W. Grainger, Inc 53,141
3,087 Walgreens Boots Alliance, Inc 97
1,004,552 Walmart, Inc 130,290
1,175,000 * Walt Disney Co 110,838
456,456 * Warner Bros Discovery, Inc 5,249
39,000 Washington REIT 685
1,083 Waste Connections, Inc 146
1,744 Waste Management, Inc 279
255 * Waters Corp 69
317 *,e Wayfair, Inc 10
756 Webster Financial Corp 34
1,327 WEC Energy Group, Inc 119
3,991,688 Wells Fargo & Co 160,546
69,352 Welltower, Inc 4,461
50,572 West Pharmaceutical Services, Inc 12,445
1,317 * Western Digital Corp 43
1,656 Western Union Co 22
246,340 Westinghouse Air Brake Technologies Corp 20,040
121,160 Westlake Chemical Corp 10,526
37,225 WestRock Co 1,150

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
136,104 Weyerhaeuser Co $ 3,887
247 Whirlpool Corp 33
321,784 Williams Cos, Inc 9,213
9,538 Willis Towers Watson plc 1,917
825 * Workday, Inc 126
802 WP Carey, Inc 56
12,963 * Wynn Resorts Ltd 817
68,056 Xcel Energy, Inc 4,356
757 Xylem, Inc 66
451,756 * YETI Holdings, Inc 12,884
114,572 Yum! Brands, Inc 12,184
223 * Zebra Technologies Corp (Class A) 58
513 * Zendesk, Inc 39
693 * Zillow Group, Inc (Class C) 20
122,008 Zimmer Biomet Holdings, Inc 12,756
137,687 Zoetis, Inc 20,418
917 * Zoom Video Communications, Inc 67
1,103 * ZoomInfo Technologies, Inc 46
354 * Zscaler, Inc 58
TOTAL UNITED STATES 12,565,040
TOTAL COMMON STOCKS 19,492,489
(Cost $20,480,143)
PURCHASED OPTIONS - 0.0%
UNITED STATES - 0.0%
80,900 Altimmune, Inc 671
108,200 Altimmune, Inc 693
TOTAL UNITED STATES 1,364
TOTAL PURCHASED OPTIONS 1,364
(Cost $662)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 1
129,948 e PointsBet Holdings Ltd 07/08/24 0
89,428 †,e PointsBet Holdings Pty Ltd 09/30/22 0
TOTAL AUSTRALIA 1
BRAZIL - 0.0%
3,966 Localiza Rent a Car S.A. 8
TOTAL BRAZIL 8
PHILIPPINES - 0.0%
169 Globe Telecom, Inc 1
TOTAL PHILIPPINES 1
TOTAL RIGHTS/WARRANTS 10
(Cost $0)

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 0.2%
$ 12,500,000 Federal Home Loan Bank (FHLB) 0 .000% 10/21/22 $ 12,481
10,000,000 FHLB 0 .000 11/07/22 9,969
5,000,000 FHLB 0 .000 12/21/22 4,963
10,000,000 FHLB 0 .000 12/28/22 9,919
TOTAL GOVERNMENT AGENCY DEBT 37,332
REPURCHASE AGREEMENT - 1.2%
237,330,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 237,330
TOTAL REPURCHASE AGREEMENT 237,330
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
CERTIFICATE OF DEPOSIT - 0.0%
1,500,000 Mitsubishi Bank 3 .490 02/17/23 1,500
500,000 Mitsubishi Bank 3 .560 03/16/23 500
1,000,000 Mizuho Bank 3 .380 03/20/23 1,000
1,000,000 Nordea Bank Abp 3 .140 10/24/22 1,000
4,000,000 Nordea Bank Abp 3 .380 12/12/22 4,000
TOTAL CERTIFICATE OF DEPOSIT 8,000
REPURCHASE AGREEMENT - 0.8%
10,000,000 s Calyon 3 .050 10/03/22 10,000
6,038,000 t Citigroup 2 .980 10/03/22 6,038
10,000,000 u Citigroup 3 .050 10/06/22 10,000
10,000,000 v Deutsche Bank 2 .990 10/03/22 10,000
15,000,000 w HSBC 2 .970 10/03/22 15,000
10,000,000 x HSBC 3 .050 10/03/22 10,000
25,000,000 y JP Morgan 3 .050 10/03/22 25,000
5,000,000 z JP Morgan 3 .050 10/03/22 5,000
1,000,000 aa Merrill Lynch 2 .950 10/03/22 1,000
20,000,000 ab Merrill Lynch 3 .050 10/03/22 20,000
25,000,000 ac Nomura 2 .970 10/03/22 25,000
10,000,000 ad Royal Bank of Scotland 2 .980 10/03/22 10,000
10,000,000 ae Societe Generale 2 .980 10/03/22 10,000
TOTAL REPURCHASE AGREEMENT 157,038
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED 165,038
TOTAL SHORT-TERM INVESTMENTS 439,700
(Cost $439,748)
TOTAL INVESTMENTS - 100.8% 19,933,577
(Cost $20,920,569)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (154,857)
NET ASSETS - 100.0% $19,778,720
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
continued
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $201,694,562.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
n
All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $237,330,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $242,076,628.
s Agreement with Calyon, 3.050% dated 9/30/22 to be repurchased at $10,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 2.000%
and maturity date 1/20/51, valued at $10,200,001.
t Agreement with Citigroup, 2.980% dated 9/30/22 to be repurchased at $6,038,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
0.125%–3.125% and maturity dates 8/31/29–5/15/48, valued at $6,158,801.
u Agreement with Citigroup, 3.050% dated 9/29/22 to be repurchased at $10,000,000 on 10/6/22, collateralized by Government Agency Securities, with coupon rate
3.125% and maturity date 5/15/48, valued at $10,200,077.
v Agreement with Deutsche Bank, 2.990% dated 9/30/22 to be repurchased at $10,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity dates 10/27/22–12/15/22, valued at $10,200,019.
w Agreement with HSBC, 2.970% dated 9/30/22 to be repurchased at $15,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 1.625%
and maturity date 5/15/31, valued at $15,300,059.
x Agreement with HSBC, 3.050% dated 9/30/22 to be repurchased at $10,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
2.500%–5.500% and maturity dates 10/1/29–9/1/56, valued at $10,200,000.
y Agreement with JP Morgan, 3.050% dated 9/30/22 to be repurchased at $25,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
2.500%–5.000% and maturity dates 7/20/48–8/1/52, valued at $25,500,001.
z Agreement with JP Morgan, 3.050% dated 9/30/22 to be repurchased at $5,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
2.420%–6.000% and maturity dates 1/1/24–10/1/46, valued at $5,100,001.
aa Agreement with Merrill Lynch, 2.950% dated 9/30/22 to be repurchased at $1,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 2/23/23, valued at $1,020,074.
ab Agreement with Merrill Lynch, 3.050% dated 9/30/22 to be repurchased at $20,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate
5.000% and maturity date 11/20/48, valued at $20,400,000.
ac Agreement with Nomura, 2.970% dated 9/30/22 to be repurchased at $25,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rates
0.000%–2.750% and maturity dates 3/31/23–2/15/41, valued at $25,594,789.
ad Agreement with Royal Bank of Scotland, 2.980% dated 9/30/22 to be repurchased at $10,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 3.125% and maturity date 8/31/29, valued at $10,200,065.
ae Agreement with Societe Generale, 2.980% dated 9/30/22 to be repurchased at $10,000,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 1.125% and maturity date 2/28/27, valued at $10,200,030.
Purchased options outstanding as of September 30, 2022 were as follows (notional amounts and values are in thousands):
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Altimmune, Inc, Put 1,082 $ 359 $ 19 .00 10/21/22 $ 693
Altimmune, Inc, Put 809 303 21 .00 10/21/22 671
Total 1,891  $ 662  $ 1,364
Written options outstanding as of September 30, 2022 were as follows (notional amounts and values are in thousands):
Description/underlying investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Altimmune, Inc, Call 1,082 $ (280) $ 25 .00 10/21/22 $ (16)
Altimmune, Inc, Call 809 (206) 27 .00 10/21/22 (14)
Altimmune, Inc, Put 1,285 (122) 13 .00 10/21/22 (170)
Altimmune, Inc, Put 606 (74) 15 .00 10/21/22 (164)
Total 3,782  $ (682)  $ (364)
Futures contracts outstanding as of September 30, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 579 12/16/22  $ 50,876 $ 48,074 $ (2,801)

Portfolio of investments
(unaudited)
CREF Global Equities Account September 30, 2022

College Retirement Equities Fund
concluded
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 699 12/16/22 136,238 125,873 (10,366)
Total 1,278  $ 187,114 $ 173,947 $ (13,167)

CREF Growth Account September 30, 2022
Portfolio of investments
(unaudited)

College Retirement Equities Fund
SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 3.6%
731,776 * Aptiv plc $ 57,232
180,981 *,e Rivian Automotive, Inc 5,956
3,065,091 * Tesla, Inc 813,016
TOTAL AUTOMOBILES & COMPONENTS 876,204
CAPITAL GOODS - 3.0%
739,868 *,e Boeing Co 89,583
4,474,370 Carrier Global Corp 159,109
685,282 Deere & Co 228,809
2,372,365 Raytheon Technologies Corp 194,202
772,937 Safran S.A. 70,329
TOTAL CAPITAL GOODS 742,032
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
2,098,969 Experian Group Ltd 61,442
749,135 Verisk Analytics, Inc 127,750
1,966,837 Waste Connections, Inc 265,779
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 454,971
CONSUMER DURABLES & APPAREL - 0.9%
628,095 Essilor International S.A. 85,373
1,192,233 Nike, Inc (Class B) 99,098
9,782,100 Prada S.p.A 45,363
TOTAL CONSUMER DURABLES & APPAREL 229,834
CONSUMER SERVICES - 2.7%
252,791 * Booking Holdings, Inc 415,389
50,569 *,e Chipotle Mexican Grill, Inc (Class A) 75,993
4,765,013 * Las Vegas Sands Corp 178,783
TOTAL CONSUMER SERVICES 670,165
DIVERSIFIED FINANCIALS - 3.4%
472,467 American Express Co 63,740
2,471,300 Charles Schwab Corp 177,612
8,050,962 * Grab Holdings Ltd. 21,174
2,041,776 e iShares Russell 1000 Growth Index Fund 429,590
948,338 * Liberty Media Acquisition Corp 9,436
459,168 S&P Global, Inc 140,207
TOTAL DIVERSIFIED FINANCIALS 841,759
ENERGY - 2.4%
1,445,632 ConocoPhillips 147,946
2,781,979 EOG Resources, Inc 310,830
349,356 Pioneer Natural Resources Co 75,646
515,505 Valero Energy Corp 55,082
TOTAL ENERGY 589,504
FOOD & STAPLES RETAILING - 2.7%
1,399,356 e Costco Wholesale Corp 660,874
TOTAL FOOD & STAPLES RETAILING 660,874
FOOD, BEVERAGE & TOBACCO - 3.3%
5,133,712 Davide Campari-Milano NV 45,421
5,062,437 * Monster Beverage Corp 440,229
1,921,621 PepsiCo, Inc 313,724
TOTAL FOOD, BEVERAGE & TOBACCO 799,374

Portfolio of investments
(unaudited)
CREF Growth Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
HEALTH CARE EQUIPMENT & SERVICES - 6.8%
308,944 * Align Technology, Inc $ 63,985
3,419,291 * Dexcom, Inc 275,390
989,520 * Edwards Lifesciences Corp 81,764
556,492 Elevance Health, Inc 252,781
1,169,864 * Intuitive Surgical, Inc 219,279
1,247,996 UnitedHealth Group, Inc 630,288
916,364 * Veeva Systems, Inc 151,090
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,674,577
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
430,361 Estee Lauder Cos (Class A) 92,915
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 92,915
INSURANCE - 0.4%
2,258,955 American International Group, Inc 107,255
TOTAL INSURANCE 107,255
MATERIALS - 1.7%
3,455,976 Corteva, Inc 197,509
252,785 Linde plc 68,148
765,384 Sherwin-Williams Co 156,713
TOTAL MATERIALS 422,370
MEDIA & ENTERTAINMENT - 7.7%
6,901,964 * Alphabet, Inc (Class A) 660,173
6,410,520 * Alphabet, Inc (Class C) 616,371
976,356 * Match Group, Inc 46,621
1,799,424 * Meta Platforms, Inc 244,146
320,633 * Netflix, Inc 75,490
1,768,094 *,e ROBLOX Corp 63,368
1,338,087 * Twitter, Inc 58,662
636,804 * Walt Disney Co 60,070
1,367,427 * ZoomInfo Technologies, Inc 56,967
TOTAL MEDIA & ENTERTAINMENT 1,881,868
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
1,606,836 AbbVie, Inc 215,654
3,633,701 AstraZeneca plc (ADR) 199,272
8,041,466 * Avantor, Inc 157,613
873,931 Bristol-Myers Squibb Co 62,128
1,000,258 Eli Lilly & Co 323,433
3,711,284 * Horizon Therapeutics Plc 229,691
643,425 * Illumina, Inc 122,759
294,243 * Seagen, Inc 40,261
2,372,450 Zoetis, Inc 351,811
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 1,702,622
REAL ESTATE - 0.5%
509,574 American Tower Corp 109,406
TOTAL REAL ESTATE 109,406
RETAILING - 9.1%
626,721 * Alibaba Group Holding Ltd (ADR) 50,132
14,004,515 * Amazon.com, Inc 1,582,510
706,544 * Burlington Stores, Inc 79,055
784,414 *,e CarMax, Inc 51,787
2,415,663 *,e Coupang, Inc 40,269
1,599,515 eBay, Inc 58,878
103,746 Kering 46,017

Portfolio of investments
(unaudited)
CREF Growth Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
907,813 Lowe's Companies, Inc $ 170,496
2,636,564 TJX Companies, Inc 163,783
TOTAL RETAILING 2,242,927
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
2,192,988 * Advanced Micro Devices, Inc 138,948
1,829,361 e Applied Materials, Inc 149,880
1,018,329 Broadcom, Inc 452,148
488,183 e Lam Research Corp 178,675
1,542,866 Marvell Technology, Inc 66,204
429,113 e Monolithic Power Systems, Inc 155,940
2,618,976 NVIDIA Corp 317,917
851,978 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 58,412
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 1,518,124
SOFTWARE & SERVICES - 27.5%
627,566 Accenture plc 161,473
43,905 *,g Adyen NV 54,757
535,879 * Atlassian Corp plc 112,851
361,825 * Crowdstrike Holdings, Inc 59,632
851,193 *,e DocuSign, Inc 45,513
460,810 *,e EPAM Systems, Inc 166,901
932,265 Intuit, Inc 361,085
2,352,033 Mastercard, Inc (Class A) 668,777
11,378,879 Microsoft Corp 2,650,141
2,055,122 Oracle Corp 125,506
1,724,409 *,e Palo Alto Networks, Inc 282,441
1,314,153 * PayPal Holdings, Inc 113,109
2,476,073 * Qualtrics International, Inc 25,206
345,241 Roper Technologies, Inc 124,163
2,314,212 * Salesforce, Inc 332,876
786,878 * ServiceNow, Inc 297,133
851,052 * Synopsys, Inc 260,005
4,000,524 Visa, Inc (Class A) 710,693
645,093 * Workday, Inc 98,196
518,026 * Zscaler, Inc 85,148
TOTAL SOFTWARE & SERVICES 6,735,606
TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
10,968,962 Apple, Inc 1,515,911
662,649 * Arista Networks, Inc 74,806
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,590,717
TRANSPORTATION - 1.9%
5,654,679 * Uber Technologies, Inc 149,849
1,630,635 Union Pacific Corp 317,680
TOTAL TRANSPORTATION 467,529
TOTAL COMMON STOCKS 24,410,633
(Cost $28,452,291)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.1%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 11/07/22 9,969

Portfolio of investments
(unaudited)
CREF Growth Account September 30, 2022

College Retirement Equities Fund
concluded
Cost amounts are in thousands.
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
$ 6,511,000 Tennessee Valley Authority (TVA) 0 .000% 10/05/22 $ 6,510
TOTAL GOVERNMENT AGENCY DEBT 16,479
TOTAL SHORT-TERM INVESTMENTS 16,479
(Cost $16,478)
REPURCHASE AGREEMENT - 0.4%
107,320,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 107,320
TOTAL REPURCHASE AGREEMENT 107,320
TOTAL SHORT-TERM INVESTMENTS 107,320
(Cost $107,320)
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
14,718,039 c State Street Navigator Securities Lending Government Money Market Portfolio 3 .070 14,718
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 14,718
TOTAL SHORT-TERM INVESTMENTS 14,718
(Cost $14,718)
TOTAL INVESTMENTS - 100.1% 24,549,150
(Cost $28,590,807)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (17,055)
NET ASSETS - 100.0% $24,532,095
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,019,980.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $107,320,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rates 0.125%–0.875% and maturity dates 6/30/26–7/31/26, valued at $109,466,525.

CREF Equity Index Account September 30, 2022
Portfolio of investments
(unaudited)

College Retirement Equities Fund
SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.4%
49,971 * Adient plc $ 1,387
60,325 * American Axle & Manufacturing Holdings, Inc 412
137,792 * Aptiv plc 10,777
131,607 BorgWarner, Inc 4,132
43,545 *,e Canoo, Inc 82
94,328 *,e Cenntro Electric Group Ltd 97
76,541 e Dana Inc 875
12,642 * Dorman Products, Inc 1,038
86,619 *,e Fisker, Inc 654
2,003,548 e Ford Motor Co 22,440
23,054 *,e Fox Factory Holding Corp 1,823
732,954 General Motors Co 23,520
119,427 Gentex Corp 2,847
18,149 * Gentherm, Inc 902
104,434 * Goodyear Tire & Rubber Co 1,054
74,158 Harley-Davidson, Inc 2,587
26,356 *,e Holley, Inc 107
12,667 e LCI Industries, Inc 1,285
32,974 Lear Corp 3,947
61,192 *,e Lordstown Motors Corp 112
274,188 *,e Lucid Group, Inc 3,830
122,392 *,e Luminar Technologies, Inc 892
36,302 * Modine Manufacturing Co 470
13,147 *,e Motorcar Parts of America, Inc 200
12,396 e Patrick Industries, Inc 543
111,576 *,e QuantumScape Corp 938
266,811 *,e Rivian Automotive, Inc 8,781
29,093 * Solid Power, Inc 153
11,405 Standard Motor Products, Inc 371
20,247 *,e Stoneridge, Inc 343
42,307 * Tenneco, Inc 736
1,305,525 * Tesla, Inc 346,290
29,413 e Thor Industries, Inc 2,058
12,140 * Visteon Corp 1,288
17,654 Winnebago Industries, Inc 939
67,449 *,e Workhorse Group, Inc 194
9,934 * XPEL, Inc 640
TOTAL AUTOMOBILES & COMPONENTS 448,744
BANKS - 4.1%
4,682 1st Source Corp 217
4,331 e ACNB Corp 130
7,958 Allegiance Bancshares, Inc 331
7,212 Amalgamated Financial Corp 163
12,491 Amerant Bancorp Inc 310
5,882 e American National Bankshares, Inc 188
38,500 Ameris Bancorp 1,721
9,208 Arrow Financial Corp 265
85,309 Associated Banc-Corp 1,713
42,326 Atlantic Union Bankshares Corp 1,286
31,941 * Axos Financial, Inc 1,093
31,112 Banc of California, Inc 497
10,077 Bancfirst Corp 902
3,732 e Bank First Corp 285
3,609,230 Bank of America Corp 108,999
23,380 Bank of Hawaii Corp 1,780
7,728 e Bank of Marin Bancorp 231
25,484 Bank of NT Butterfield & Son Ltd 827

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
58,249 Bank OZK $ 2,304
50,841 BankUnited 1,737
18,925 Banner Corp 1,118
11,016 Bar Harbor Bankshares 292
6,589 Baycom Corp 116
7,362 BCB Bancorp, Inc 124
26,834 Berkshire Hills Bancorp, Inc 733
13,432 *,e Blue Foundry Bancorp 150
8,721 Blue Ridge Bankshares, Inc 111
15,941 BOK Financial Corp 1,417
10,571 * Bridgewater Bancshares, Inc 174
28,234 Brookline Bancorp, Inc 329
6,436 Business First Bancshares, Inc 139
5,576 Byline Bancorp, Inc 113
107,871 Cadence BanCorp 2,741
2,502 e Cambridge Bancorp 200
3,639 Camden National Corp 155
4,609 Capital Bancorp, Inc 106
9,158 Capital City Bank Group, Inc 285
33,828 e Capitol Federal Financial 281
5,956 e Capstar Financial Holdings, Inc 110
14,623 * Carter Bankshares, Inc 235
25,721 e Cathay General Bancorp 989
21,511 Central Pacific Financial Corp 445
994,589 Citigroup, Inc 41,445
9,568 Citizens & Northern Corp 231
251,872 Citizens Financial Group, Inc 8,654
4,775 e City Holding Co 423
7,262 e Civista Bancshares, Inc 151
9,772 CNB Financial Corp 230
5,328 * Coastal Financial Corp 212
8,393 e Colony Bankcorp Inc 109
39,274 e Columbia Banking System, Inc 1,135
17,061 * Columbia Financial, Inc 360
69,667 Comerica, Inc 4,953
53,144 Commerce Bancshares, Inc 3,516
29,222 Community Bank System, Inc 1,756
1,585 Community Trust Bancorp, Inc 64
21,722 ConnectOne Bancorp, Inc 501
2,974 *,e CrossFirst Bankshares, Inc 39
31,366 e Cullen/Frost Bankers, Inc 4,147
19,196 * Customers Bancorp, Inc 566
45,531 e CVB Financial Corp 1,153
19,153 Dime Community Bancshares, Inc 561
17,266 Eagle Bancorp, Inc 774
71,752 East West Bancorp, Inc 4,817
94,260 Eastern Bankshares, Inc 1,851
15,393 Enact Holdings, Inc 341
6,481 Enterprise Bancorp, Inc 194
16,077 Enterprise Financial Services Corp 708
7,477 e Equity Bancshares, Inc 222
3,546 Esquire Financial Holdings, Inc 133
53,471 Essent Group Ltd 1,865
6,206 e Farmers & Merchants Bancorp, Inc 167
18,150 Farmers National Banc Corp 238
13,107 FB Financial Corp 501
1,343 Federal Agricultural Mortgage Corp (FAMC) 133
351,476 Fifth Third Bancorp 11,233
10,211 e Financial Institutions, Inc 246
114,850 First Bancorp 1,571
15,371 First Bancorp 562

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
6,485 First Bancorp, Inc $ 179
6,018 e First Bancshares, Inc 180
7,950 First Bank 109
26,747 First Busey Corp 588
4,107 e First Business Financial Services, Inc 133
6,675 First Citizens Bancshares, Inc (Class A) 5,323
52,091 First Commonwealth Financial Corp 669
12,139 e First Community Bancshares, Inc 389
47,775 First Financial Bancorp 1,007
70,877 e First Financial Bankshares, Inc 2,965
505 e First Financial Corp 23
19,660 First Foundation, Inc 357
71,845 First Hawaiian, Inc 1,770
250,188 First Horizon National Corp 5,729
4,089 First Internet Bancorp 138
43,798 e First Interstate Bancsystem, Inc 1,767
29,933 First Merchants Corp 1,158
7,120 First Mid-Illinois Bancshares, Inc 228
15,462 First of Long Island Corp 267
92,712 First Republic Bank 12,104
4,047 * First Western Financial, Inc 100
6,452 e Five Star Bancorp 183
17,270 Flagstar Bancorp, Inc 577
4,145 Flushing Financial Corp 80
191,966 e FNB Corp 2,227
80,429 Fulton Financial Corp 1,271
6,122 *,e FVCBankcorp, Inc 117
5,087 e German American Bancorp, Inc 182
63,141 e Glacier Bancorp, Inc 3,102
1,871 Great Southern Bancorp, Inc 107
1,346 Guaranty Bancshares, Inc 47
47,878 Hancock Whitney Corp 2,193
23,963 Hanmi Financial Corp 567
16,668 HarborOne Northeast Bancorp, Inc 224
13,408 Heartland Financial USA, Inc 581
25,661 Heritage Commerce Corp 291
22,188 Heritage Financial Corp 587
35,248 e Hilltop Holdings, Inc 876
997 Hingham Institution for Savings 250
4,264 Home Bancorp, Inc 166
81,882 Home Bancshares, Inc 1,843
15,022 HomeStreet, Inc 433
13,541 HomeTrust Bancshares, Inc 299
59,403 e Hope Bancorp, Inc 751
2,709 Horizon Bancorp 49
768,669 Huntington Bancshares, Inc 10,131
25,003 e Independent Bank Corp 1,863
17,558 Independent Bank Corp 335
20,253 Independent Bank Group, Inc 1,243
29,344 International Bancshares Corp 1,247
5,837 e John Marshall Bancorp, Inc 143
1,500,466 JPMorgan Chase & Co 156,799
8,268 Kearny Financial Corp 88
490,546 Keycorp 7,859
9,106 Lakeland Bancorp, Inc 146
13,317 Lakeland Financial Corp 970
14,926 Live Oak Bancshares, Inc 457
89,764 M&T Bank Corp 15,827
19,210 Macatawa Bank Corp 178
1,529 Mercantile Bank Corp 45
8,062 Merchants Bancorp 186

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
20,574 e Meta Financial Group, Inc $ 678
10,190 Metrocity Bankshares, Inc 200
4,420 * Metropolitan Bank Holding Corp 284
136,986 MGIC Investment Corp 1,756
7,348 Mid Penn Bancorp, Inc 211
10,800 e Midland States Bancorp, Inc 255
7,821 e MidWestOne Financial Group, Inc 213
37,224 * Mr Cooper Group, Inc 1,508
5,369 MVB Financial Corp 149
19,324 National Bank Holdings Corp 715
21,431 e NBT Bancorp, Inc 813
237,579 e New York Community Bancorp, Inc 2,027
6,480 *,e Nicolet Bankshares, Inc 456
38,864 * NMI Holdings, Inc 792
3,442 e Northeast Bank 126
5,388 e Northfield Bancorp, Inc 77
62,279 e Northwest Bancshares, Inc 841
12,012 e OceanFirst Financial Corp 224
33,903 OFG Bancorp 852
133,138 Old National Bancorp 2,193
21,667 Old Second Bancorp, Inc 283
11,057 e Origin Bancorp, Inc 425
5,318 Orrstown Financial Services, Inc 127
51,153 e Pacific Premier Bancorp, Inc 1,584
55,834 e PacWest Bancorp 1,262
7,855 e Park National Corp 978
5,178 Parke Bancorp, Inc 109
5,966 PCB Bancorp 108
13,465 PCSB Financial Corp 241
267 Peapack Gladstone Financial Corp 9
9,684 e PennyMac Financial Services, Inc 415
4,697 e Peoples Bancorp, Inc 136
5,712 Peoples Financial Services Corp 268
41,191 Pinnacle Financial Partners, Inc 3,341
213,142 PNC Financial Services Group, Inc 31,848
38,321 Popular, Inc 2,761
8,859 Preferred Bank 578
20,188 Premier Financial Corp 519
8,140 e Primis Financial Corp 99
6,623 *,e Professional Holding Corp 172
41,648 e Prosperity Bancshares, Inc 2,777
6,589 Provident Bancorp Inc 94
12,289 Provident Financial Services, Inc 240
8,729 QCR Holdings, Inc 445
73,149 e Radian Group, Inc 1,411
9,265 RBB Bancorp 193
2,235 Red River Bancshares Inc 110
482,164 Regions Financial Corp 9,677
30,881 Renasant Corp 966
6,104 e Republic Bancorp, Inc (Class A) 234
34,776 *,e Republic First Bancorp, Inc 98
74,318 e Rocket Cos, Inc 470
13,081 e S&T Bancorp, Inc 383
22,606 e Sandy Spring Bancorp, Inc 797
28,631 Seacoast Banking Corp of Florida 866
24,631 ServisFirst Bancshares, Inc 1,970
9,123 e Shore Bancshares, Inc 158
8,919 Sierra Bancorp 176
32,409 Signature Bank 4,894
12,494 * Silvergate Capital Corp 941
55,218 Simmons First National Corp (Class A) 1,203

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
5,382 SmartFinancial, Inc $ 133
5,202 South Plains Financial Inc 143
38,442 South State Corp 3,042
4,079 * Southern First Bancshares, Inc 170
4,139 Southern Missouri Bancorp, Inc 211
10,544 Southside Bancshares, Inc 373
12,633 Stellar Bancorp, Inc 370
11,262 e Stock Yards Bancorp, Inc 766
6,101 Summit Financial Group, Inc 164
30,276 * SVB Financial Group 10,166
74,250 e Synovus Financial Corp 2,785
27,678 * Texas Capital Bancshares, Inc 1,634
34,383 TFS Financial Corp 447
35,393 * The Bancorp, Inc 778
6,549 * Third Coast Bancshares, Inc 112
7,201 e Tompkins Financial Corp 523
34,516 Towne Bank 926
19,212 Trico Bancshares 858
10,668 *,e Triumph Bancorp, Inc 580
686,348 Truist Financial Corp 29,884
2,656 TrustCo Bank Corp NY 83
34,442 e Trustmark Corp 1,055
23,900 UMB Financial Corp 2,015
117,477 Umpqua Holdings Corp 2,008
68,198 e United Bankshares, Inc 2,438
48,352 United Community Banks, Inc 1,600
5,426 Univest Financial Corp 127
692,843 US Bancorp 27,935
23,393 e UWM Holdings Corp 69
218,557 Valley National Bancorp 2,360
22,054 Veritex Holdings, Inc 586
12,277 Walker & Dunlop, Inc 1,028
25,531 e Washington Federal, Inc 765
3,676 Washington Trust Bancorp, Inc 171
19,189 e Waterstone Financial, Inc 310
99,733 Webster Financial Corp 4,508
1,958,307 Wells Fargo & Co 78,763
21,097 WesBanco, Inc 704
11,970 West Bancorporation, Inc 249
13,352 Westamerica Bancorporation 698
50,142 Western Alliance Bancorp 3,296
31,127 Wintrust Financial Corp 2,538
37,346 WSFS Financial Corp 1,735
81,460 Zions Bancorporation 4,143
TOTAL BANKS 761,792
CAPITAL GOODS - 5.9%
293,036 3M Co 32,380
66,416 A.O. Smith Corp 3,226
21,498 Aaon, Inc 1,158
23,226 * AAR Corp 832
16,749 Acuity Brands, Inc 2,637
31,531 Advanced Drainage Systems, Inc 3,922
69,560 e Aecom Technology Corp 4,756
39,078 * Aerojet Rocketdyne Holdings, Inc 1,563
12,268 * Aerovironment, Inc 1,023
8,143 * AerSale Corp 151
34,274 AGCO Corp 3,296
38,532 e Air Lease Corp 1,195
5,157 Alamo Group, Inc 631
16,794 Albany International Corp (Class A) 1,324

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
44,803 Allegion plc $ 4,018
6,739 Allied Motion Technologies, Inc 193
34,500 Allison Transmission Holdings, Inc 1,165
10,745 Alta Equipment Group, Inc 118
35,359 e Altra Industrial Motion Corp 1,189
13,776 * Ameresco, Inc 916
10,171 *,e American Woodmark Corp 446
118,210 Ametek, Inc 13,406
98,441 * API Group Corp 1,306
13,802 e Apogee Enterprises, Inc 528
21,181 Applied Industrial Technologies, Inc 2,177
63,826 *,e Archer Aviation, Inc 167
26,444 e Arcosa, Inc 1,512
10,471 e Argan, Inc 337
24,025 Armstrong World Industries, Inc 1,903
69,116 *,e Array Technologies, Inc 1,146
15,250 Astec Industries, Inc 476
73,791 * Astra Space, Inc 45
15,755 *,e Astronics Corp 124
23,836 * Atkore International Group, Inc 1,855
35,579 * Axon Enterprise, Inc 4,118
60,195 * AZEK Co, Inc 1,000
13,571 AZZ, Inc 495
30,289 * Babcock & Wilcox Enterprises, Inc 193
25,595 Barnes Group, Inc 739
22,560 * Beacon Roofing Supply, Inc 1,234
19,926 *,e Blink Charging Co 353
75,992 * Bloom Energy Corp 1,519
3,946 *,e Blue Bird Corp 33
4,896 * BlueLinx Holdings, Inc 304
282,950 * Boeing Co 34,260
21,496 e Boise Cascade Co 1,278
13,313 e Brookfield Business Corp 294
73,255 *,e Builders FirstSource, Inc 4,316
40,627 BWX Technologies, Inc 2,046
8,469 Cadre Holdings, Inc 204
14,163 e Caesarstone Sdot-Yam Ltd 132
25,553 Carlisle Cos, Inc 7,165
443,197 Carrier Global Corp 15,760
271,264 Caterpillar, Inc 44,509
120,169 *,e ChargePoint Holdings, Inc 1,774
17,096 *,e Chart Industries, Inc 3,152
12,045 * CIRCOR International, Inc 199
14,727 Columbus McKinnon Corp 385
19,457 Comfort Systems USA, Inc 1,894
11,212 * Construction Partners Inc 294
18,969 *,e Core & Main, Inc 431
21,581 Crane Holdings Co 1,889
7,468 CSW Industrials, Inc 895
72,106 Cummins, Inc 14,674
22,308 Curtiss-Wright Corp 3,104
30,728 *,e Custom Truck One Source, Inc 179
44,985 *,e Decarbonization Plus Acquisition Corp 76
144,827 Deere & Co 48,356
62,846 *,e Desktop Metal, Inc 163
52,195 Donaldson Co, Inc 2,558
16,771 e Douglas Dynamics, Inc 470
73,026 Dover Corp 8,513
8,048 * Ducommun, Inc 319
11,117 * DXP Enterprises, Inc 263
16,954 *,e Dycom Industries, Inc 1,620

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
207,720 Eaton Corp $ 27,702
28,208 EMCOR Group, Inc 3,257
297,582 Emerson Electric Co 21,789
10,981 Encore Wire Corp 1,269
24,905 * Energy Recovery, Inc 541
12,892 * Energy Vault Holdings, Inc 68
32,971 * Enerpac Tool Group Corp 588
25,301 e EnerSys 1,472
55,762 *,e Enovix Corp 1,022
11,263 EnPro Industries, Inc 957
21,428 Esab Corp 715
13,003 e ESCO Technologies, Inc 955
41,349 *,e ESS Tech, Inc 169
63,155 *,e Evoqua Water Technologies Corp 2,089
297,190 Fastenal Co 13,683
32,884 Federal Signal Corp 1,227
71,435 e Flowserve Corp 1,736
18,242 *,e Fluence Energy, Inc 266
77,505 * Fluor Corp 1,929
185,058 Fortive Corp 10,789
67,350 Fortune Brands Home & Security, Inc 3,616
20,104 Franklin Electric Co, Inc 1,643
21,243 *,e FTC Solar, Inc 63
176,294 *,e FuelCell Energy, Inc 601
30,738 * Gates Industrial Corp plc 300
18,204 e GATX Corp 1,550
31,919 * Generac Holdings, Inc 5,686
124,399 General Dynamics Corp 26,394
568,236 General Electric Co 35,179
17,907 *,e Gibraltar Industries, Inc 733
9,938 Global Industrial Co 267
9,583 *,e GMS, Inc 383
12,385 Gorman-Rupp Co 295
85,810 e Graco, Inc 5,144
95,580 GrafTech International Ltd 412
24,972 e Granite Construction, Inc 634
44,924 *,e Great Lakes Dredge & Dock Corp 341
19,838 Greenbrier Cos, Inc 481
20,793 e Griffon Corp 614
17,554 H&E Equipment Services, Inc 497
21,061 *,e Hayward Holdings, Inc 187
21,280 HEICO Corp 3,064
38,786 HEICO Corp (Class A) 4,446
16,194 Helios Technologies, Inc 819
13,619 Herc Holdings, Inc 1,415
48,986 Hexcel Corp 2,534
32,149 Hillenbrand, Inc 1,181
69,001 *,e Hillman Solutions Corp 520
348,234 Honeywell International, Inc 58,145
178,854 Howmet Aerospace, Inc 5,532
27,556 Hubbell, Inc 6,145
22,109 *,e Hudson Technologies, Inc 162
20,298 Huntington Ingalls 4,496
20,974 * Hydrofarm Holdings Group, Inc 41
63,978 *,e Hyliion Holdings Corp 184
7,224 Hyster-Yale Materials Handling, Inc 155
37,542 e IDEX Corp 7,503
5,334 * IES Holdings, Inc 147
159,965 Illinois Tool Works, Inc 28,898
15,590 * Infrastructure and Energy Alternatives, Inc 211
210,036 e Ingersoll Rand, Inc 9,086

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
3,056 Insteel Industries, Inc $ 81
46,862 e ITT, Inc 3,062
41,873 * Janus International Group, Inc 374
45,832 *,e JELD-WEN Holding, Inc 401
16,888 John Bean Technologies Corp 1,452
358,998 Johnson Controls International plc 17,670
5,348 e Kadant, Inc 892
15,070 Kaman Corp 421
45,625 Kennametal, Inc 939
66,946 * Kratos Defense & Security Solutions, Inc 680
99,323 L3Harris Technologies, Inc 20,642
4,456 * Lawson Products, Inc 126
16,699 e Lennox International, Inc 3,718
28,514 e Lincoln Electric Holdings, Inc 3,585
5,950 e Lindsay Corp 853
122,557 e Lockheed Martin Corp 47,343
17,575 Luxfer Holdings plc 255
22,630 * Manitowoc Co, Inc 175
56,422 *,e Markforged Holding Corp 112
118,584 Masco Corp 5,537
13,395 * Masonite International Corp 955
31,664 * Mastec, Inc 2,011
38,365 Maxar Technologies, Inc 718
8,494 e McGrath RentCorp 712
96,446 e MDU Resources Group, Inc 2,638
30,340 * Mercury Systems, Inc 1,232
87,434 *,e Microvast Holdings, Inc 158
27,681 *,e Middleby Corp 3,548
7,280 e Miller Industries, Inc 155
7,270 Moog, Inc (Class A) 511
43,932 * MRC Global, Inc 316
19,273 MSC Industrial Direct Co (Class A) 1,403
28,683 e Mueller Industries, Inc 1,705
85,916 Mueller Water Products, Inc (Class A) 882
10,993 * MYR Group, Inc 931
3,534 National Presto Industries, Inc 230
109,431 * Nikola Corp 385
28,439 Nordson Corp 6,037
75,585 e Northrop Grumman Corp 35,549
6,891 * Northwest Pipe Co 194
78,206 * NOW, Inc 786
16,026 *,e NuScale Power Corp 187
5,211 *,e NV5 Global Inc 645
87,536 nVent Electric plc 2,767
2,354 e Omega Flex, Inc 218
33,865 Oshkosh Corp 2,380
217,734 Otis Worldwide Corp 13,891
47,520 Owens Corning, Inc 3,736
172,642 PACCAR, Inc 14,448
14,228 Park Aerospace Corp 157
64,796 Parker-Hannifin Corp 15,701
12,058 * Parsons Corp 473
88,369 Pentair plc 3,590
36,380 * PGT Innovations, Inc 763
274,975 *,e Plug Power, Inc 5,777
7,077 Powell Industries, Inc 149
1,801 Preformed Line Products Co 128
28,783 Primoris Services Corp 468
113,352 *,e Proterra, Inc 564
15,505 *,e Proto Labs, Inc 565
16,969 Quanex Building Products Corp 308

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
75,730 Quanta Services, Inc $ 9,647
767,844 Raytheon Technologies Corp 62,856
13,498 * RBC Bearings, Inc 2,805
36,333 Regal-Beloit Corp 5,100
82,950 * Resideo Technologies, Inc 1,581
8,757 REV Group, Inc 97
109,316 *,e Rocket Lab USA, Inc 445
61,336 Rockwell Automation, Inc 13,194
15,224 Rush Enterprises, Inc (Class A) 668
6,895 Rush Enterprises, Inc (Class B) 330
38,910 *,e Sarcos Technology and Robotics Corp 86
80,042 Sensata Technologies Holding plc 2,984
50,036 * Shoals Technologies Group, Inc 1,078
18,886 Shyft Group, Inc 386
19,894 Simpson Manufacturing Co, Inc 1,560
24,415 *,e SiteOne Landscape Supply, Inc 2,543
26,902 Snap-On, Inc 5,417
59,911 e Spirit Aerosystems Holdings, Inc (Class A) 1,313
23,935 *,e SPX Technologies, Inc 1,322
4,143 e Standex International Corp 338
77,790 Stanley Black & Decker, Inc 5,851
73,460 *,e Stem, Inc 980
18,886 * Sterling Construction Co, Inc 405
109,516 *,e Sunrun, Inc 3,022
10,075 Tennant Co 570
35,787 Terex Corp 1,064
13,596 Textainer Group Holdings Ltd 365
109,676 Textron, Inc 6,390
24,419 * Thermon Group Holdings 376
35,263 Timken Co 2,082
27,553 * Titan International, Inc 334
11,613 * Titan Machinery, Inc 328
54,608 Toro Co 4,722
19,490 *,e TPI Composites, Inc 220
118,596 Trane Technologies plc 17,174
3,856 *,e Transcat Inc 292
26,523 TransDigm Group, Inc 13,920
63,333 *,e Trex Co, Inc 2,783
42,805 e Trinity Industries, Inc 914
28,650 Triton International Ltd 1,568
32,779 * Triumph Group, Inc 282
27,269 * Tutor Perini Corp 151
26,618 UFP Industries, Inc 1,921
34,882 * United Rentals, Inc 9,422
78,474 * Univar Solutions Inc 1,784
10,628 Valmont Industries, Inc 2,855
7,860 * Vectrus, Inc 278
7,828 * Veritiv Corp 765
154,466 e Vertiv Holdings Co 1,501
12,845 * Vicor Corp 760
57,371 *,e View, Inc 77
96,965 *,e Virgin Galactic Holdings, Inc 457
23,389 W.W. Grainger, Inc 11,442
28,077 e Wabash National Corp 437
17,942 e Watsco, Inc 4,619
12,667 Watts Water Technologies, Inc (Class A) 1,593
24,302 * WESCO International, Inc 2,901
90,345 Westinghouse Air Brake Technologies Corp 7,350
111,743 * WillScot Mobile Mini Holdings Corp 4,507
30,482 Woodward Inc 2,446
95,020 Xylem, Inc 8,301

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
65,462 Zurn Water Solutions Corp $ 1,604
TOTAL CAPITAL GOODS 1,093,060
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
40,285 ABM Industries, Inc 1,540
5,587 ACCO Brands Corp 27
57,811 *,e ACV Auctions, Inc 416
174,070 *,e Alight, Inc 1,276
11,286 e Aris Water Solution, Inc 144
27,574 * ASGN Inc 2,492
5,145 Barrett Business Services, Inc 401
66,781 Booz Allen Hamilton Holding Co 6,167
22,496 Brady Corp (Class A) 939
16,522 * BrightView Holdings, Inc 131
26,557 e Brink's Co 1,286
12,641 * CACI International, Inc (Class A) 3,300
26,846 * Casella Waste Systems, Inc (Class A) 2,051
18,053 * CBIZ, Inc 772
8,021 * Cimpress plc 196
44,551 Cintas Corp 17,294
226,376 * Clarivate Analytics plc 2,126
27,814 * Clean Harbors, Inc 3,059
107,499 * Copart, Inc 11,438
49,610 * CoreCivic, Inc 439
201,024 * CoStar Group, Inc 14,001
3,881 CRA International, Inc 344
22,984 Deluxe Corp 383
20,676 *,e Driven Brands Holdings, Inc 579
129,661 e Dun & Bradstreet Holdings, Inc 1,607
1,045 e Ennis, Inc 21
62,334 e Equifax, Inc 10,686
28,338 Exponent, Inc 2,484
15,944 * First Advantage Corp 205
7,582 * Forrester Research, Inc 273
7,620 * Franklin Covey Co 346
16,142 * FTI Consulting, Inc 2,675
42,598 *,e Geo Group, Inc 328
42,732 * Harsco Corp 160
40,910 Healthcare Services Group 495
14,300 Heidrick & Struggles International, Inc 372
8,893 * Heritage-Crystal Clean, Inc 263
37,280 Herman Miller, Inc 582
10,874 * HireRight Holdings Corp 166
23,758 e HNI Corp 630
15,850 * Huron Consulting Group, Inc 1,050
74,086 *,e IAA, Inc 2,360
6,267 e ICF International, Inc 683
19,828 Insperity, Inc 2,024
44,581 Interface, Inc 401
64,684 Jacobs Solutions, Inc 7,018
67,918 * KAR Auction Services, Inc 759
77,169 KBR, Inc 3,335
20,372 Kelly Services, Inc (Class A) 277
11,207 Kforce, Inc 657
25,171 Kimball International, Inc (Class B) 158
29,134 e Korn/Ferry International 1,368
23,268 *,e Legalzoom.com, Inc 199
69,072 Leidos Holdings, Inc 6,042
67,802 *,e Li-Cycle Holdings Corp 361
31,415 Manpower, Inc 2,032
16,885 e Matthews International Corp (Class A) 378

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
12,017 *,e Montrose Environmental Group, Inc $ 404
19,573 e MSA Safety, Inc 2,139
196,358 Nielsen NV 5,443
4,961 NL Industries, Inc 38
95,984 Pitney Bowes, Inc 224
79,689 *,e Planet Labs PBC 433
4,854 *,e Red Violet, Inc 84
104,675 Republic Services, Inc 14,240
20,546 Resources Connection, Inc 371
55,521 Robert Half International, Inc 4,247
119,495 Rollins, Inc 4,144
32,160 e Science Applications International Corp 2,844
41,609 *,e Skillsoft Corp 76
12,140 *,e SP Plus Corp 380
61,807 Steelcase, Inc (Class A) 403
49,051 * Stericycle, Inc 2,066
12,139 *,e Sterling Check Corp 214
29,513 Tetra Tech, Inc 3,793
100,803 TransUnion 5,997
15,001 * TriNet Group, Inc 1,068
19,072 * TrueBlue, Inc 364
8,983 e Unifirst Corp 1,511
63,645 * Upwork, Inc 867
80,134 Verisk Analytics, Inc 13,665
15,178 * Viad Corp 479
5,586 e VSE Corp 198
210,314 Waste Management, Inc 33,694
5,398 * Willdan Group, Inc 80
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 220,662
CONSUMER DURABLES & APPAREL - 1.1%
15,286 e Acushnet Holdings Corp 665
48,382 *,e Allbirds, Inc 147
35,953 *,e AMMO, Inc 105
21,459 * Beazer Homes USA, Inc 208
38,863 Brunswick Corp 2,544
63,158 * Callaway Golf Co 1,216
73,053 * Capri Holdings Ltd 2,808
23,650 e Carter's, Inc 1,550
5,040 * Cavco Industries, Inc 1,037
13,611 Century Communities, Inc 582
14,289 e Clarus Corp 193
21,656 Columbia Sportswear Co 1,457
31,668 *,e Crocs, Inc 2,174
14,122 *,e Deckers Outdoor Corp 4,415
166,594 DR Horton, Inc 11,220
10,739 *,e Dream Finders Homes, Inc 114
24,672 Ermenegildo Zegna Holditalia S.p.A 265
18,783 Ethan Allen Interiors, Inc 397
31,215 * Fossil Group, Inc 107
79,850 Garmin Ltd 6,413
24,084 * G-III Apparel Group Ltd 360
74,136 * GoPro, Inc 366
16,535 * Green Brick Partners, Inc 354
156,073 e Hanesbrands, Inc 1,086
67,084 Hasbro, Inc 4,523
13,347 * Helen of Troy Ltd 1,287
2,792 *,e Hovnanian Enterprises, Inc 100
13,822 Installed Building Products, Inc 1,119
15,263 *,e iRobot Corp 860
3,583 Johnson Outdoors, Inc 184

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
36,885 KB Home $ 956
30,075 Kontoor Brands, Inc 1,011
12,660 * Latham Group, Inc 45
25,091 La-Z-Boy, Inc 566
73,033 e Leggett & Platt, Inc 2,426
132,136 Lennar Corp (Class A) 9,851
2,824 Lennar Corp (Class B) 168
12,635 *,e LGI Homes, Inc 1,028
7,210 Lifetime Brands, Inc 49
5,568 * Lovesac Co 114
58,446 * Lululemon Athletica, Inc 16,339
5,951 * M/I Homes, Inc 216
13,092 * Malibu Boats, Inc 628
8,407 Marine Products Corp 71
13,690 * MasterCraft Boat Holdings, Inc 258
167,123 *,e Mattel, Inc 3,165
23,210 MDC Holdings, Inc 636
17,632 * Meritage Homes Corp 1,239
28,443 * Mohawk Industries, Inc 2,594
11,320 e Movado Group, Inc 319
207,669 e Newell Brands Inc 2,885
627,101 Nike, Inc (Class B) 52,125
1,503 * NVR, Inc 5,993
8,770 e Oxford Industries, Inc 787
145,284 *,e Peloton Interactive, Inc 1,007
5,912 *,e PLBY Group, Inc 24
27,935 e Polaris Inc 2,672
107,132 Pulte Homes, Inc 4,017
27,406 *,e Purple Innovation, Inc 111
40,092 PVH Corp 1,796
25,991 Ralph Lauren Corp 2,207
3,738 e Rocky Brands, Inc 75
72,360 * Skechers U.S.A., Inc (Class A) 2,295
28,672 * Skyline Champion Corp 1,516
29,016 e Smith & Wesson Brands, Inc 301
67,337 * Sonos, Inc 936
44,766 Steven Madden Ltd 1,194
3,716 e Sturm Ruger & Co, Inc 189
5,163 Superior Uniform Group, Inc 46
139,958 Tapestry, Inc 3,979
52,524 * Taylor Morrison Home Corp 1,225
87,531 Tempur Sealy International, Inc 2,113
47,932 Toll Brothers, Inc 2,013
18,124 * TopBuild Corp 2,986
12,158 *,e Traeger, Inc 34
47,835 * TRI Pointe Homes, Inc 723
28,980 * Tupperware Brands Corp 190
84,878 *,e Under Armour, Inc (Class A) 564
110,542 * Under Armour, Inc (Class C) 659
10,905 * Unifi, Inc 104
10,485 * Universal Electronics, Inc 206
180,319 VF Corp 5,393
94,396 *,e Vinco Ventures, Inc 88
8,898 * Vista Outdoor, Inc 216
34,786 * Vizio Holding Corp 304
32,024 *,e Vuzix Corp 185
13,847 Weber, Inc 91
28,362 e Whirlpool Corp 3,824
48,726 Wolverine World Wide, Inc 750

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
46,993 * YETI Holdings, Inc $ 1,340
TOTAL CONSUMER DURABLES & APPAREL 196,698
CONSUMER SERVICES - 2.2%
36,774 * 2U, Inc 230
25,118 * Accel Entertainment, Inc 196
86,801 ADT, Inc 650
29,568 *,e Adtalem Global Education, Inc 1,078
200,638 * Airbnb, Inc 21,075
12,233 * American Public Education, Inc 112
108,444 ARAMARK Holdings Corp 3,383
17,816 * Bally's Corp 352
769 * Biglari Holdings, Inc (B Shares) 89
15,173 * BJ's Restaurants, Inc 362
44,145 Bloomin' Brands, Inc 809
8,897 Bluegreen Vacations Holding Corp 147
20,653 * Booking Holdings, Inc 33,937
19,931 *,e Bowlero Corp 245
43,510 Boyd Gaming Corp 2,073
28,106 * Bright Horizons Family Solutions 1,620
25,489 * Brinker International, Inc 637
109,557 * Caesars Entertainment, Inc 3,534
468,051 *,e Carnival Corp 3,290
11,838 Carriage Services, Inc 381
16,727 *,e Century Casinos, Inc 110
23,639 e Cheesecake Factory 692
76,982 * Chegg, Inc 1,622
14,420 * Chipotle Mexican Grill, Inc (Class A) 21,670
19,126 Choice Hotels International, Inc 2,095
20,586 Churchill Downs, Inc 3,791
12,474 * Chuy's Holdings, Inc 289
57,806 * Coursera, Inc 623
12,944 e Cracker Barrel Old Country Store, Inc 1,198
64,257 e Darden Restaurants, Inc 8,117
23,587 * Dave & Buster's Entertainment, Inc 732
41,277 * Denny's Corp 388
8,713 Dine Brands Global Inc. 554
18,765 Domino's Pizza, Inc 5,821
173,206 *,e DraftKings, Inc 2,622
12,069 * Duolingo, Inc 1,149
14,501 *,e El Pollo Loco Holdings, Inc 129
10,835 e European Wax Center, Inc 200
45,885 * Everi Holdings, Inc 744
75,700 * Expedia Group, Inc 7,092
45,952 * frontdoor, Inc 937
16,841 * Full House Resorts, Inc 95
7,389 * Golden Entertainment, Inc 258
1,473 Graham Holdings Co 792
16,404 * Grand Canyon Education, Inc 1,349
70,456 H&R Block, Inc 2,997
49,665 * Hilton Grand Vacations, Inc 1,633
139,998 Hilton Worldwide Holdings, Inc 16,887
24,452 *,e Hyatt Hotels Corp 1,980
11,356 * Inspired Entertainment, Inc 100
54,564 e International Game Technology plc 862
12,544 Jack in the Box, Inc 929
44,656 e Krispy Kreme, Inc 515
167,139 * Las Vegas Sands Corp 6,271
62,559 Laureate Education, Inc 660
20,784 *,e Life Time Group Holdings, Inc 203
10,890 *,e Lindblad Expeditions Holdings, Inc 74

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
137,466 Marriott International, Inc (Class A) $ 19,265
22,871 e Marriott Vacations Worldwide Corp 2,787
379,214 McDonald's Corp 87,500
168,630 MGM Resorts International 5,012
22,276 *,e Mister Car Wash, Inc 191
7,140 * Monarch Casino & Resort, Inc 401
3,043 * NEOGAMES S.A. 39
8,091 * Noodles & Co 38
204,209 *,e Norwegian Cruise Line Holdings Ltd 2,320
29,338 *,e OneSpaWorld Holdings Ltd 246
18,811 e Papa John's International, Inc 1,317
85,767 * Penn National Gaming, Inc 2,359
46,334 * Perdoceo Education Corp 477
45,756 * Planet Fitness, Inc 2,638
12,559 *,e Portillo's, Inc 247
23,203 * PowerSchool Holdings, Inc 387
6,547 e RCI Hospitality Holdings, Inc 428
26,499 Red Rock Resorts, Inc 908
47,538 *,e Rover Group, Inc 159
120,421 *,e Royal Caribbean Cruises Ltd 4,564
28,549 * Rush Street Interactive, Inc 105
21,790 Ruth's Hospitality Group Inc 367
52,481 *,e Scientific Games Corp (Class A) 2,250
22,953 *,e SeaWorld Entertainment, Inc 1,045
77,028 Service Corp International 4,448
20,425 * Shake Shack, Inc 919
42,367 * Six Flags Entertainment Corp 750
584,742 Starbucks Corp 49,270
11,328 e Strategic Education, Inc 696
13,194 * Stride, Inc 555
44,740 *,e Sweetgreen, Inc 828
21,327 *,e Target Hospitality Corp 269
56,809 * Terminix Global Holdings, Inc 2,175
35,053 Texas Roadhouse, Inc (Class A) 3,059
46,546 e Travel & Leisure Co 1,588
36,983 * Udemy, Inc 447
16,593 *,e Universal Technical Institute, Inc 90
57,183 * Vacasa, Inc 176
21,929 Vail Resorts, Inc 4,729
41,530 *,e Vivint Smart Home, Inc 273
97,887 Wendy's 1,830
16,288 e Wingstop, Inc 2,043
26,120 * WW International Inc 103
45,815 Wyndham Hotels & Resorts, Inc 2,811
58,587 * Wynn Resorts Ltd 3,693
8,699 * Xponential Fitness, Inc 159
144,894 Yum! Brands, Inc 15,408
TOTAL CONSUMER SERVICES 401,749
DIVERSIFIED FINANCIALS - 5.2%
8,101 AFC Gamma, Inc 124
19,794 Affiliated Managers Group, Inc 2,214
247,438 AGNC Investment Corp 2,083
8,948 Alerus Financial Corp 198
148,401 Ally Financial, Inc 4,130
9,522 A-Mark Precious Metals, Inc 270
306,966 American Express Co 41,413
54,253 Ameriprise Financial, Inc 13,669
200,913 Annaly Capital Management, Inc 3,448
68,911 Apollo Commercial Real Estate Finance, Inc 572
236,910 Apollo Global Management, Inc 11,016

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
61,262 Arbor Realty Trust, Inc $ 705
22,112 Ares Commercial Real Estate Corp 231
78,238 Ares Management Corp 4,847
26,163 e ARMOUR Residential REIT, Inc 127
32,135 Artisan Partners Asset Management, Inc 865
8,796 * Assetmark Financial Holdings, Inc 161
4,316 Associated Capital Group, Inc 159
10,240 e B. Riley Financial, Inc 456
21,466
Banco Latinoamericano de Exportaciones S.A. (Class
E) 280
378,977 Bank of New York Mellon Corp 14,598
926,271 * Berkshire Hathaway, Inc (Class B) 247,333
166,153 e BGC Partners, Inc (Class A) 522
77,481 BlackRock, Inc 42,636
87,301 e Blackstone Mortgage Trust, Inc 2,038
361,366 e Blackstone, Inc 30,246
30,473 * Blucora, Inc 589
207,831 e Blue Owl Capital, Inc 1,918
23,450 Brightsphere Investment Group, Inc 350
46,061 BrightSpire Capital, Inc 291
37,551 e Broadmark Realty Capital, Inc 192
48,331 * Cannae Holdings, Inc 999
198,611 Capital One Financial Corp 18,306
106,775 e Carlyle Group, Inc 2,759
53,974 CBOE Global Markets, Inc 6,335
775,620 Charles Schwab Corp 55,744
121,929 e Chimera Investment Corp 636
47,158 e Claros Mortgage Trust, Inc 554
185,659 CME Group, Inc 32,886
15,440 e Cohen & Steers, Inc 967
79,947 * Coinbase Global, Inc 5,156
31,056 e Compass Diversified Trust 561
18,127 e Cowen Group, Inc 700
3,577 *,e Credit Acceptance Corp 1,567
7,834 e Curo Group Holdings Corp 31
2,179 Diamond Hill Investment Group, Inc 360
138,902 Discover Financial Services 12,629
19,156 * Donnelley Financial Solutions, Inc 708
11,107 e Dynex Capital, Inc 129
17,423 e Ellington Financial Inc 198
10,179 *,e Encore Capital Group, Inc 463
23,911 * Enova International, Inc 700
175,999 Equitable Holdings, Inc 4,638
21,958 e Evercore Inc 1,806
38,445 * Ezcorp, Inc (Class A) 296
19,752 Factset Research Systems, Inc 7,903
51,663 Federated Investors, Inc (Class B) 1,711
24,222 e FirstCash Holdings, Inc 1,777
32,102 *,e Focus Financial Partners, Inc 1,012
23,368 Franklin BSP Realty Trust, Inc 252
158,845 e Franklin Resources, Inc 3,418
2,827 e GAMCO Investors, Inc (Class A) 48
23,172 e GCM Grosvenor, Inc 183
170,602 Goldman Sachs Group, Inc 49,995
31,227 Granite Point Mortgage Trust, Inc 201
33,057 * Green Dot Corp 627
18,233 Hamilton Lane, Inc 1,087
41,845 e
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 1,252
25,893 Houlihan Lokey, Inc 1,952
44,099 Interactive Brokers Group, Inc (Class A) 2,818
286,870 Intercontinental Exchange Group, Inc 25,919

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
183,237 Invesco Ltd $ 2,510
10,073 e Invesco Mortgage Capital, Inc 112
38,721 Jackson Financial, Inc 1,075
84,445 e Janus Henderson Group plc 1,715
110,637 e Jefferies Financial Group, Inc 3,264
289,960 e KKR & Co, Inc 12,468
17,625 KKR Real Estate Finance Trust, Inc 286
49,932 Ladder Capital Corp 447
55,948 Lazard Ltd (Class A) 1,781
42,896 * LendingClub Corp 474
6,343 * LendingTree, Inc 151
40,959 e LPL Financial Holdings, Inc 8,949
8,130 e Manning & Napier, Inc 100
18,723 MarketAxess Holdings, Inc 4,166
46,018 e MFA Financial, Inc 358
33,380 e Moelis & Co 1,129
74,135 *,e Moneylion, Inc 66
83,362 Moody's Corp 20,266
643,529 Morgan Stanley 50,845
12,847 Morningstar, Inc 2,728
40,953 MSCI, Inc (Class A) 17,274
178,005 Nasdaq Inc 10,089
72,107 e Navient Corp 1,059
3,424 e Nelnet, Inc (Class A) 271
13,129 *,e NerdWallet, Inc 116
185,902 New Residential Investment Corp 1,361
73,139 e New York Mortgage Trust, Inc 171
108,636 Northern Trust Corp 9,295
60,203 OneMain Holdings, Inc 1,777
56,898 * Open Lending Corp 457
11,565 * Oportun Financial Corp 51
7,363 e Oppenheimer Holdings, Inc 228
4,738 e Orchid Island Capital, Inc 39
47,765 e PennyMac Mortgage Investment Trust 563
23,862 e Perella Weinberg Partners 151
10,272 e Piper Jaffray Cos 1,076
13,025 PJT Partners, Inc 870
24,781 * PRA Group, Inc 814
36,804 * PROG Holdings, Inc 551
9,591 Pzena Investment Management, Inc (Class A) 91
98,653 Raymond James Financial, Inc 9,749
22,908 e Ready Capital Corp 232
49,700 e Redwood Trust, Inc 285
8,577 e Regional Management Corp 241
286,577 *,e Robinhood Markets, Inc 2,894
171,274 S&P Global, Inc 52,299
10,879 e Sculptor Capital Management, Inc 96
50,003 SEI Investments Co 2,453
145,203 SLM Corp 2,031
410,032 * SoFi Technologies, Inc 2,001
137,605 Starwood Property Trust, Inc 2,507
190,999 State Street Corp 11,615
20,369 StepStone Group, Inc 499
56,036 Stifel Financial Corp 2,909
11,369 * StoneX Group, Inc 943
257,788 Synchrony Financial 7,267
118,281 T Rowe Price Group, Inc 12,421
32,761 TPG RE Finance Trust, Inc 229
52,338 Tradeweb Markets, Inc 2,953
149,469 e Two Harbors Investment Corp 496
37,848 *,e Upstart Holdings, Inc 787

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
8,459 e Victory Capital Holdings, Inc $ 197
51,259 Virtu Financial, Inc 1,065
2,751 e Virtus Investment Partners, Inc 439
56,679 e Voya Financial, Inc 3,429
84,317 e WisdomTree Investments, Inc 395
2,399 *,e World Acceptance Corp 232
TOTAL DIVERSIFIED FINANCIALS 956,822
ENERGY - 4.7%
39,034 * Alto Ingredients, Inc 142
8,490 e Altus Midstream Co 277
18,289 *,e Amplify Energy Corp 120
183,627 Antero Midstream Corp 1,686
142,450 * Antero Resources Corp 4,349
173,838 APA Corp 5,944
7,811 e Arch Resources, Inc 926
30,550 * Archaea Energy, Inc 550
69,395 Archrock, Inc 445
17,877 * Ardmore Shipping Corp 163
477,668 Baker Hughes Co 10,012
36,376 Berry Petroleum Co LLC 273
37,806 e Bonanza Creek Energy, Inc 2,170
68,885 * Borr Drilling Ltd 229
23,816 Brigham Minerals, Inc 588
4,788 * Bristow Group, Inc 112
410,279 Cabot Oil & Gas Corp 10,716
29,784 Cactus, Inc 1,145
30,263 California Resources Corp 1,163
21,769 *,e Callon Petroleum Co 762
5,171 * Centrus Energy Corp 212
110,556 e ChampionX Corp 2,164
130,655 Cheniere Energy, Inc 21,677
65,778 e Chesapeake Energy Corp 6,197
1,009,002 Chevron Corp 144,963
75,896 * Clean Energy Fuels Corp 405
87,769 *,e CNX Resources Corp 1,363
49,969 * Comstock Resources Inc 864
654,324 ConocoPhillips 66,964
20,666 CONSOL Energy, Inc 1,329
9,978 Continental Resources, Inc 667
10,678 e Crescent Energy, Inc 144
11,149 CVR Energy, Inc 323
27,497 Delek US Holdings, Inc 746
27,534 * Denbury, Inc 2,375
339,415 Devon Energy Corp 20,409
55,111 DHT Holdings, Inc 417
51,211 *,e Diamond Offshore Drilling, Inc 340
91,354 Diamondback Energy, Inc 11,004
9,586 * DMC Global, Inc 153
19,179 Dorian LPG Ltd 260
19,159 * Dril-Quip, Inc 374
52,968 DT Midstream, Inc 2,748
7,121 *,e Earthstone Energy, Inc 88
56,201 *,e Energy Fuels, Inc 344
15,785 e Enviva, Inc 948
301,947 EOG Resources, Inc 33,737
190,086 EQT Corp 7,746
223,182 Equitrans Midstream Corp 1,669
9,511 e Excelerate Energy, Inc 223
2,143,057 d Exxon Mobil Corp 187,110
14,619 e FLEX LNG Ltd 463

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
39,745 *,e Frank's International NV $ 506
70,150 e Frontline Ltd 767
106,507 *,e Gevo, Inc 243
42,501 * Golar LNG Ltd 1,059
26,945 * Green Plains Inc 783
6,101 *,e Gulfport Energy Operating Corp 539
472,263 Halliburton Co 11,627
100,808 * Helix Energy Solutions Group, Inc 389
52,744 e Helmerich & Payne, Inc 1,950
146,598 Hess Corp 15,978
82,202 HF Sinclair Corp 4,426
28,719 International Seaways, Inc 1,009
1,030,068 Kinder Morgan, Inc 17,140
234,852 * Kosmos Energy Ltd 1,214
6,863 *,e Laredo Petroleum, Inc 431
73,190 * Liberty Oilfield Services, Inc 928
85,538 e Magnolia Oil & Gas Corp 1,694
363,906 Marathon Oil Corp 8,217
255,581 Marathon Petroleum Corp 25,387
61,756 Matador Resources Co 3,021
75,569 Murphy Oil Corp 2,658
4,194 * Nabors Industries Ltd 425
16,237 * National Energy Services Reunited Corp 96
24,850 e New Fortress Energy, Inc 1,086
63,344 * Newpark Resources, Inc 160
76,759 * NexTier Oilfield Solutions, Inc 568
19,288 * Noble Corp plc 571
68,002 Nordic American Tankers Ltd 182
26,098 e Northern Oil and Gas, Inc 715
214,007 NOV, Inc 3,463
22,490 e Oasis Petroleum, Inc 3,076
422,344 Occidental Petroleum Corp 25,953
54,360 * Oceaneering International, Inc 433
38,178 * Oil States International, Inc 148
229,327 ONEOK, Inc 11,751
133,988 Ovintiv, Inc 6,163
23,180 * Par Pacific Holdings, Inc 380
101,807 Patterson-UTI Energy, Inc 1,189
52,566 * PBF Energy, Inc 1,848
48,796 PDC Energy, Inc 2,820
60,358 *,e Peabody Energy Corp 1,498
10,090 Penn Virginia Corp 317
98,820 *,e Permian Resources Corp 672
246,452 Phillips 66 19,894
121,464 Pioneer Natural Resources Co 26,301
48,018 * ProPetro Holding Corp 387
135,610 Range Resources Corp 3,425
12,558 * Rex American Resources Corp 351
4,815 Riley Exploration Permian, Inc 91
44,313 *,e Ring Energy, Inc 103
42,512 e RPC, Inc 295
16,291 * SandRidge Energy, Inc 266
737,945 Schlumberger Ltd 26,492
26,610 Scorpio Tankers, Inc 1,119
6,869 * Select Energy Services, Inc 48
45,041 SFL Corp Ltd 410
6,017 *,e SilverBow Resources, Inc 162
6,221 e Sitio Royalties Corp 138
63,633 SM Energy Co 2,393
6,855 Solaris Oilfield Infrastructure, Inc 64
541,965 * Southwestern Energy Co 3,317

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
33,911 * Talos Energy, Inc $ 565
114,858 Targa Resources Investments, Inc 6,931
35,750 * Teekay Corp 128
11,719 * Teekay Tankers Ltd 323
172,980 *,e Tellurian, Inc 413
66,939 * Tetra Technologies, Inc 240
2,915 Texas Pacific Land Corp 5,181
16,234 * Tidewater, Inc 352
95,169 *,e Uranium Energy Corp 333
108,834 *,e Ur-Energy, Inc 119
37,988 *,e US Silica Holdings, Inc 416
29,976 e Vaalco Energy, Inc 131
31,352 * Valaris Ltd 1,534
201,872 Valero Energy Corp 21,570
27,727 *,e Vertex Energy, Inc 173
14,396 * W&T Offshore, Inc 84
36,238 *,e Weatherford International Ltd 1,170
628,435 e Williams Cos, Inc 17,992
29,960 World Fuel Services Corp 702
TOTAL ENERGY 867,291
FOOD & STAPLES RETAILING - 1.5%
87,310 Albertsons Cos, Inc 2,171
19,849 Andersons, Inc 616
74,804 * BJ's Wholesale Club Holdings, Inc 5,447
18,360 Casey's General Stores, Inc 3,718
14,374 * Chefs' Warehouse Holdings, Inc 416
227,448 Costco Wholesale Corp 107,417
47,990 * Grocery Outlet Holding Corp 1,598
21,180 *,e HF Foods Group Inc 82
759 Ingles Markets, Inc (Class A) 60
338,299 Kroger Co 14,801
6,410 Natural Grocers by Vitamin C 69
81,687 * Performance Food Group Co 3,508
14,866 Pricesmart, Inc 856
38,176 *,e Rite Aid Corp 189
7,101 SpartanNash Co 206
64,788 * Sprouts Farmers Market, Inc 1,798
255,327 SYSCO Corp 18,054
30,449 * United Natural Foods, Inc 1,047
121,342 * US Foods Holding Corp 3,208
4,843 Village Super Market (Class A) 94
364,496 Walgreens Boots Alliance, Inc 11,445
739,456 Walmart, Inc 95,907
8,426 Weis Markets, Inc 600
TOTAL FOOD & STAPLES RETAILING 273,307
FOOD, BEVERAGE & TOBACCO - 3.3%
82,392 *,e 22nd Century Group, Inc 76
3,213 Alico, Inc 91
935,207 Altria Group, Inc 37,764
26,157 *,e AppHarvest, Inc 52
290,468 Archer-Daniels-Midland Co 23,368
34,958 e B&G Foods, Inc (Class A) 576
87,744 *,e Benson Hill, Inc 240
31,483 *,e Beyond Meat, Inc 446
5,121 *,e Boston Beer Co, Inc (Class A) 1,657
13,162 *,e BRC, Inc 102
25,010 Brown-Forman Corp (Class A) 1,690
91,961 e Brown-Forman Corp (Class B) 6,122
70,268 Bunge Ltd 5,802

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
11,455 e Calavo Growers, Inc $ 364
22,629 Cal-Maine Foods, Inc 1,258
94,499 Campbell Soup Co 4,453
29,057 *,e Celsius Holdings, Inc 2,635
2,006,757 Coca-Cola Co 112,418
2,566 Coca-Cola Consolidated Inc 1,056
238,268 ConAgra Brands, Inc 7,775
78,682 Constellation Brands, Inc (Class A) 18,072
81,644 * Darling International, Inc 5,401
11,007 * Duckhorn Portfolio, Inc 159
85,884 Flowers Foods, Inc 2,120
20,613 Fresh Del Monte Produce, Inc 479
23,047 *,e Freshpet, Inc 1,154
302,674 General Mills, Inc 23,188
46,022 * Hain Celestial Group, Inc 777
75,041 Hershey Co 16,544
143,109 Hormel Foods Corp 6,503
71,472 * Hostess Brands, Inc 1,661
32,682 Ingredion, Inc 2,632
8,046 e J&J Snack Foods Corp 1,042
54,783 J.M. Smucker Co 7,528
5,780 John B. Sanfilippo & Son, Inc 438
122,039 Kellogg Co 8,501
426,401 e Keurig Dr Pepper, Inc 15,274
360,590 Kraft Heinz Co 12,026
72,659 Lamb Weston Holdings, Inc 5,622
10,268 e Lancaster Colony Corp 1,543
19,323 * Landec Corp 172
131,394 McCormick & Co, Inc 9,364
9,193 MGP Ingredients, Inc 976
20,226 * Mission Produce, Inc 292
90,373 Molson Coors Brewing Co (Class B) 4,337
702,720 Mondelez International, Inc 38,530
189,751 * Monster Beverage Corp 16,501
12,819 National Beverage Corp 494
710,302 PepsiCo, Inc 115,964
800,142 Philip Morris International, Inc 66,420
24,393 *,e Pilgrim's Pride Corp 561
27,833 * Post Holdings, Inc 2,280
92,946 Primo Water Corp 1,166
131 Seaboard Corp 446
5,451 * Seneca Foods Corp 275
46,457 * Simply Good Foods Co 1,486
14,597 * Sovos Brands, Inc 208
50,062 *,e SunOpta, Inc 456
25,510 *,e Tattooed Chef, Inc 127
12,352 e Tootsie Roll Industries, Inc 411
29,630 * TreeHouse Foods, Inc 1,257
4,760 Turning Point Brands, Inc 101
140,077 Tyson Foods, Inc (Class A) 9,235
82 e Universal Corp 4
32,173 e Utz Brands, Inc 486
78,380 Vector Group Ltd 690
16,593 *,e Vintage Wine Estates, Inc 46
14,289 * Vita Coco Co, Inc 163
13,394 * Vital Farms, Inc 160
20,392 * Whole Earth Brands, Inc 78
TOTAL FOOD, BEVERAGE & TOBACCO 611,295
HEALTH CARE EQUIPMENT & SERVICES - 6.2%
63,623 * 1Life Healthcare, Inc 1,091

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
879,667 Abbott Laboratories $ 85,117
22,399 * Abiomed, Inc 5,503
48,576 *,e Acadia Healthcare Co, Inc 3,798
27,471 *,e Accolade, Inc 314
42,027 *,e AdaptHealth Corp 789
8,397 *,e Addus HomeCare Corp 800
12,333 *,e Agiliti, Inc 176
89,660 *,e agilon health, Inc 2,100
41,729 * Align Technology, Inc 8,642
14,356 *,e Alignment Healthcare, Inc 170
51,829 * Allscripts Healthcare Solutions, Inc 789
31,277 *,e Alphatec Holdings Inc 273
17,538 * Amedisys, Inc 1,698
106,234 * American Well Corp 381
76,774 AmerisourceBergen Corp 10,390
25,726 * AMN Healthcare Services, Inc 2,726
26,107 * Angiodynamics, Inc 534
16,786 *,e Apollo Medical Holdings, Inc 655
22,609 *,e AtriCure, Inc 884
1,019 Atrion Corp 576
26,266 * Avanos Medical, Inc 572
21,058 * Aveanna Healthcare Holdings, Inc 32
18,090 * AxoGen, Inc 216
22,714 * Axonics Modulation Technologies, Inc 1,600
263,385 Baxter International, Inc 14,186
144,142 Becton Dickinson & Co 32,119
13,317 * BioLife Solutions Inc 303
16,190 *,e Bioventus, Inc 113
734,435 * Boston Scientific Corp 28,445
100,981 * Brookdale Senior Living, Inc 431
98,379 *,e Butterfly Network, Inc 462
82,987 *,e Cano Health, Inc 720
134,447 Cardinal Health, Inc 8,965
23,626 * Cardiovascular Systems, Inc 327
30,584 *,e CareMax, Inc 217
11,625 * Castle Biosciences, Inc 303
291,876 * Centene Corp 22,711
44,636 * Certara, Inc 593
71,510 * Cerus Corp 257
136,076 * Change Healthcare, Inc 3,741
7,521 Chemed Corp 3,283
153,789 Cigna Corp 42,672
195,629 *,e Clover Health Investments Corp 333
67,798 * Community Health Systems, Inc 146
8,700 * Computer Programs & Systems, Inc 243
15,846 e Conmed Corp 1,270
24,480 Cooper Cos, Inc 6,460
4,814 * Corvel Corp 666
56,477 * Covetrus, Inc 1,179
25,224 * Cross Country Healthcare, Inc 716
23,064 *,e CryoLife, Inc 319
22,130 * CryoPort, Inc 539
55,246 *,e Cue Health, Inc 166
10,004 *,e Cutera, Inc 456
670,760 CVS Health Corp 63,970
32,781 * DaVita, Inc 2,713
10,656 * Definitive Healthcare Corp 166
106,534 Dentsply Sirona, Inc 3,020
201,644 * Dexcom, Inc 16,240
41,284 * DocGo, Inc 410
49,456 *,e Doximity, Inc 1,495

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
320,136 * Edwards Lifesciences Corp $ 26,453
123,246 Elevance Health, Inc 55,983
30,207 e Embecta Corp 870
54,203 Encompass Health Corp 2,452
27,101 * Enhabit, Inc 381
21,428 * Enovis Corp 987
28,674 Ensign Group, Inc 2,280
79,184 * Envista Holdings Corp 2,598
45,708 * Evolent Health, Inc 1,642
65,385 *,e Figs, Inc 539
11,072 *,e Fulgent Genetics, Inc 422
24,523 * Glaukos Corp 1,306
42,442 * Globus Medical, Inc 2,528
49,332 *,e Guardant Health, Inc 2,656
27,531 *,e Haemonetics Corp 2,038
23,398 * Hanger Inc 438
112,558 HCA Healthcare, Inc 20,687
24,393 * Health Catalyst, Inc 237
42,554 *,e HealthEquity, Inc 2,858
18,780 * HealthStream, Inc 399
70,773 * Henry Schein, Inc 4,655
4,605 * Heska Corp 336
62,220 * Hims & Hers Health, Inc 347
123,936 * Hologic, Inc 7,996
63,960 Humana, Inc 31,033
10,885 * ICU Medical, Inc 1,639
43,685 * IDEXX Laboratories, Inc 14,233
24,734 *,e Inari Medical, Inc 1,797
10,000 *,e Innovage Holding Corp 59
12,244 * Inogen, Inc 297
13,280 * Inspire Medical Systems, Inc 2,355
34,390 * Insulet Corp 7,889
17,928 * Integer Holding Corp 1,116
39,699 *,e Integra LifeSciences Holdings Corp 1,682
184,995 * Intuitive Surgical, Inc 34,675
109,344 *,e Invitae Corp 269
3,653 e iRadimed Corp 110
16,105 *,e iRhythm Technologies, Inc 2,018
7,427 *,e Joint Corp 117
47,794 Laboratory Corp of America Holdings 9,789
34,223 * Lantheus Holdings, Inc 2,407
9,523 LeMaitre Vascular, Inc 483
17,004 * LHC Group, Inc 2,783
25,006 *,e LifeStance Health Group, Inc 166
26,810 * LivaNova plc 1,361
27,485 * Masimo Corp 3,880
73,075 McKesson Corp 24,836
43,753 * MEDNAX, Inc 722
683,407 Medtronic plc 55,185
11,623 * Meridian Bioscience, Inc 366
28,011 * Merit Medical Systems, Inc 1,583
2,255 e Mesa Laboratories, Inc 318
6,780 *,e ModivCare, Inc 676
30,182 * Molina Healthcare, Inc 9,955
193,725 *,e Multiplan Corp 554
21,550 *,e Nano-X Imaging Ltd 247
2,600 National Healthcare Corp 165
5,598 e National Research Corp 223
55,746 * Neogen Corp 779
19,942 * Nevro Corp 929
37,773 * NextGen Healthcare, Inc 669

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
56,233 * Novocure Ltd $ 4,273
28,270 * NuVasive, Inc 1,239
56,949 *,e Oak Street Health, Inc 1,396
23,061 * Omnicell, Inc 2,007
238,337 * Opko Health, Inc 450
8,440 *,e OptimizeRx Corp 125
80,646 * Option Care Health, Inc 2,538
40,487 * OraSure Technologies, Inc 153
12,159 * Orthofix Medical Inc 232
5,177 *,e OrthoPediatrics Corp 239
24,964 * Outset Medical, Inc 398
31,294 Owens & Minor, Inc 754
23,637 *,e Paragon 28, Inc 421
44,685 e Patterson Cos, Inc 1,073
17,723 * Pennant Group, Inc 184
17,918 * Penumbra, Inc 3,397
14,406 * PetIQ, Inc 99
20,801 *,e Phreesia, Inc 530
56,653 Premier, Inc 1,923
10,696 * Privia Health Group, Inc 364
13,124 *,e PROCEPT BioRobotics Corp 544
34,423 * Progyny, Inc 1,276
72,154 * Project Roadrunner Parent, Inc 1,337
13,858 *,e Pulmonx Corp 231
61,785 Quest Diagnostics, Inc 7,580
26,154 * QuidelOrtho Corp 1,869
25,914 * RadNet, Inc 527
73,604 Resmed, Inc 16,068
10,559 *,e RxSight, Inc 127
24,729 *,e Schrodinger, Inc 618
15,644 * SeaSpine Holdings Corp 89
60,301 Select Medical Holdings Corp 1,333
81,063 *,e Sema4 Holdings Corp 71
226,696 *,e Senseonics Holdings, Inc 299
150,613 *,e Sharecare, Inc 286
18,412 * Shockwave Medical Inc 5,120
17,531 *,e SI-BONE, Inc 306
34,185 * Signify Health, Inc 996
18,916 * Silk Road Medical Inc 851
7,680 e Simulations Plus, Inc 373
26,141 * Staar Surgical Co 1,844
51,240 STERIS plc 8,520
178,206 e Stryker Corp 36,094
17,295 *,e Surgery Partners, Inc 405
10,275 * SurModics, Inc 312
10,460 * Tactile Systems Technology, Inc 81
35,006 * Tandem Diabetes Care, Inc 1,675
80,556 *,e Teladoc, Inc 2,042
23,691 Teleflex, Inc 4,773
53,386 * Tenet Healthcare Corp 2,754
11,786 * Transmedics Group, Inc 492
5,968 * Treace Medical Concepts, Inc 132
4,630 * UFP Technologies, Inc 397
480,656 UnitedHealth Group, Inc 242,751
33,482 Universal Health Services, Inc (Class B) 2,952
6,975 US Physical Therapy, Inc 530
2,349 e Utah Medical Products, Inc 200
27,229 * Varex Imaging Corp 576
71,525 * Veeva Systems, Inc 11,793
88,085 *,e VG Acquisition Corp 252
27,942 *,e Vicarious Surgical, Inc 94

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
74,317 * ViewRay, Inc $ 271
109,479 Zimmer Biomet Holdings, Inc 11,446
11,472 * Zimvie, Inc 113
10,840 e Zynex Inc 98
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,140,927
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
46,991 *,e Beauty Health Co 554
66,090 * BellRing Brands, Inc 1,362
7,431 * Central Garden & Pet Co 268
22,079 *,e Central Garden and Pet Co (Class A) 754
125,208 Church & Dwight Co, Inc 8,945
65,460 Clorox Co 8,404
425,625 Colgate-Palmolive Co 29,900
159,439 *,e Coty, Inc 1,008
29,639 Edgewell Personal Care Co 1,109
24,917 * elf Beauty, Inc 937
34,187 e Energizer Holdings, Inc 859
116,171 Estee Lauder Cos (Class A) 25,081
58,982 * Herbalife Nutrition Ltd 1,173
13,542 *,e Honest Co, Inc 47
12,258 Inter Parfums, Inc 925
171,298 Kimberly-Clark Corp 19,278
6,191 Medifast, Inc 671
5,868 * Nature's Sunshine Products, Inc 48
27,121 e Nu Skin Enterprises, Inc (Class A) 905
43,357 *,e Olaplex Holdings, Inc 414
1,229,953 Procter & Gamble Co 155,282
28,002 e Reynolds Consumer Products, Inc 728
21,541 Spectrum Brands Holdings, Inc 841
8,349 * USANA Health Sciences, Inc 468
30,185 * Veru, Inc 348
7,178 e WD-40 Co 1,262
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 261,571
INSURANCE - 2.4%
326,877 Aflac, Inc 18,371
6,355 * Alleghany Corp 5,334
140,989 Allstate Corp 17,557
32,424 * AMBAC Financial Group, Inc 413
46,586 American Equity Investment Life Holding Co 1,737
34,605 American Financial Group, Inc 4,254
390,356 American International Group, Inc 18,534
13,468 e Amerisafe, Inc 629
106,480 Aon plc 28,523
184,638 * Arch Capital Group Ltd 8,408
17,301 Argo Group International Holdings Ltd 333
107,338 Arthur J. Gallagher & Co 18,378
27,795 Assurant, Inc 4,038
36,683 e Assured Guaranty Ltd 1,777
40,126 Axis Capital Holdings Ltd 1,972
28,604 *,e Bright Health Group, Inc 30
25,977 *,e Brighthouse Financial, Inc 1,128
121,934 Brown & Brown, Inc 7,375
25,189 * BRP Group, Inc 664
214,387 Chubb Ltd 38,993
79,605 Cincinnati Financial Corp 7,130
14,067 CNA Financial Corp 519
66,761 Conseco, Inc 1,200
7,812 Donegal Group, Inc (Class A) 105
15,165 * eHealth, Inc 59

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
6,714 Employers Holdings, Inc $ 232
4,741 * Enstar Group Ltd 804
13,782 Erie Indemnity Co (Class A) 3,064
18,999 e Everest Re Group Ltd 4,986
143,159 Fidelity National Financial Inc 5,182
52,851 First American Financial Corp 2,436
184,221 * Genworth Financial, Inc (Class A) 645
46,672 Globe Life, Inc 4,653
9,663 *,e Goosehead Insurance, Inc 344
20,683 *,e Greenlight Capital Re Ltd (Class A) 154
17,079 e Hanover Insurance Group, Inc 2,189
167,668 Hartford Financial Services Group, Inc 10,385
3,092 e HCI Group, Inc 121
5,220 * Hippo Holdings, Inc 97
22,775 e Horace Mann Educators Corp 804
1,119 Investors Title Co 158
19,526 James River Group Holdings Ltd 445
33,482 Kemper Corp 1,381
10,502 e Kinsale Capital Group, Inc 2,682
20,988 * Lemonade, Inc 445
95,447 Lincoln National Corp 4,191
102,146 Loews Corp 5,091
6,672 * Markel Corp 7,234
255,005 Marsh & McLennan Cos, Inc 38,070
26,174 *,e MBIA, Inc 241
12,675 Mercury General Corp 360
344,302 Metlife, Inc 20,927
1,551 National Western Life Group, Inc 265
7,308 * NI Holdings, Inc 98
135,376 e Old Republic International Corp 2,833
60,575 * Oscar Health, Inc 302
13,408 *,e Palomar Holdings, Inc 1,123
21,522 Primerica, Inc 2,657
126,511 Principal Financial Group 9,128
37,307 ProAssurance Corp 728
300,976 Progressive Corp 34,976
193,606 Prudential Financial, Inc 16,608
34,463 Reinsurance Group of America, Inc (Class A) 4,336
21,969 RenaissanceRe Holdings Ltd 3,084
20,019 e RLI Corp 2,050
42,415 *,e Ryan Specialty Group Holdings, Inc 1,723
4,020 Safety Insurance Group, Inc 328
32,431 e Selective Insurance Group, Inc 2,640
73,128 *,e Selectquote, Inc 53
8,398 * SiriusPoint Ltd 42
15,315 Stewart Information Services Corp 668
22,143 e Tiptree Inc 238
123,322 Travelers Cos, Inc 18,893
20,838 *,e Trupanion, Inc 1,238
16,104 United Fire Group Inc 463
22,402 e Universal Insurance Holdings, Inc 221
99,041 e Unum Group 3,843
101,609 W.R. Berkley Corp 6,562
1,751 White Mountains Insurance Group Ltd 2,282
57,202 Willis Towers Watson plc 11,494
TOTAL INSURANCE 433,658
MATERIALS - 2.8%
16,560 * 5E Advanced Materials, Inc 168
14,906 AdvanSix, Inc 478
112,477 Air Products & Chemicals, Inc 26,177

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
59,463 Albemarle Corp $ 15,724
99,055 Alcoa Corp 3,334
78,013 *,e Allegheny Technologies, Inc 2,076
9,169 Alpha Metallurgical Resources, Inc 1,255
726,379 Amcor plc 7,794
20,501 American Vanguard Corp 383
100,452 *,e Amyris, Inc 293
36,073 Aptargroup, Inc 3,428
57,334 * Arconic Corp 977
13,288 † Ardagh Group S.A. 161
74,922 e Ardagh Metal Packaging S.A. 363
26,123 Ashland Global Holdings, Inc 2,481
11,564 *,e Aspen Aerogels, Inc 107
42,820 Avery Dennison Corp 6,967
49,682 Avient Corp 1,505
113,646 * Axalta Coating Systems Ltd 2,393
15,070 e Balchem Corp 1,832
164,015 Ball Corp 7,925
54,109 * Berry Global Group, Inc 2,518
31,457 Cabot Corp 2,010
25,997 Carpenter Technology Corp 810
55,597 Celanese Corp (Series A) 5,023
12,437 * Century Aluminum Co 66
102,050 CF Industries Holdings, Inc 9,822
5,158 Chase Corp 431
78,774 e Chemours Co 1,942
11,678 * Clearwater Paper Corp 439
267,350 * Cleveland-Cliffs, Inc 3,601
119,550 * Coeur Mining, Inc 409
53,154 Commercial Metals Co 1,886
20,319 Compass Minerals International, Inc 783
66,991 * Constellium SE 679
374,291 Corteva, Inc 21,391
61,692 Crown Holdings, Inc 4,999
36,022 *,e Danimer Scientific, Inc 106
28,159 * Diversey Holdings Ltd 137
364,283 Dow, Inc 16,003
267,657 DuPont de Nemours, Inc 13,490
22,586 Eagle Materials, Inc 2,421
66,255 Eastman Chemical Co 4,707
125,486 Ecolab, Inc 18,123
127,079 Element Solutions, Inc 2,068
67,073 FMC Corp 7,090
732,302 Freeport-McMoRan, Inc (Class B) 20,014
17,819 FutureFuel Corp 108
423,235 *,e Ginkgo Bioworks Holdings, Inc 1,320
32,454 Glatfelter Corp 101
145,764 Graphic Packaging Holding Co 2,877
14,075 e Greif, Inc (Class A) 838
3,993 Greif, Inc (Class B) 243
22,652 H.B. Fuller Co 1,361
15,846 Hawkins, Inc 618
9,402 Haynes International, Inc 330
290,099 e Hecla Mining Co 1,143
104,824 Huntsman Corp 2,572
77,853 * Hycroft Mining Holding Corp 47
21,966 * Ingevity Corp 1,332
11,273 Innospec, Inc 966
133,564 International Flavors & Fragrances, Inc 12,132
188,466 e International Paper Co 5,974
6,735 *,e Intrepid Potash, Inc 266

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
8,625 e Kaiser Aluminum Corp $ 529
15,231 Koppers Holdings, Inc 316
14,288 Kronos Worldwide, Inc 133
257,387 Linde plc 69,389
80,227 *,e Livent Corp 2,459
40,741 e Louisiana-Pacific Corp 2,085
16,250 * LSB Industries, Inc 232
129,559 e LyondellBasell Industries NV 9,753
31,591 Martin Marietta Materials, Inc 10,175
11,119 e Materion Corp 889
12,674 Minerals Technologies, Inc 626
186,754 Mosaic Co 9,026
39,809 *,e MP Materials Corp 1,087
18,118 Myers Industries, Inc 298
2,137 NewMarket Corp 643
410,068 Newmont Goldcorp Corp 17,235
149,512 *,e Novagold Resources Inc 701
137,160 Nucor Corp 14,675
90,414 * O-I Glass, Inc 1,171
62,167 Olin Corp 2,666
6,559 Olympic Steel, Inc 150
54,529 * Origin Materials, Inc 281
38,461 e Orion Engineered Carbons SA 513
45,269 Packaging Corp of America 5,083
22,477 Pactiv Evergreen, Inc 196
62,456 * Perimeter Solutions S.A. 500
8,901 * Piedmont Lithium, Inc 476
123,672 PPG Industries, Inc 13,689
20,162 * PQ Group Holdings, Inc 170
17,967 *,e PureCycle Technologies, Inc 145
7,360 e Quaker Chemical Corp 1,063
11,495 e Ramaco Resources, Inc 106
16,208 * Ranpak Holdings Corp 55
31,957 * Rayonier Advanced Materials, Inc 101
28,345 Reliance Steel & Aluminum Co 4,944
23,550 * Resolute Forest Products 471
32,757 e Royal Gold, Inc 3,073
63,937 RPM International, Inc 5,327
8,418 Ryerson Holding Corp 217
14,147 Schnitzer Steel Industries, Inc (Class A) 403
35,580 Schweitzer-Mauduit International, Inc 786
22,512 e Scotts Miracle-Gro Co (Class A) 962
70,338 Sealed Air Corp 3,131
18,559 Sensient Technologies Corp 1,287
124,770 Sherwin-Williams Co 25,547
43,054 Silgan Holdings, Inc 1,810
48,557 e Sonoco Products Co 2,755
46,247 Southern Copper Corp 2,074
109,335 SSR Mining, Inc 1,608
83,444 Steel Dynamics, Inc 5,920
8,132 Stepan Co 762
64,023 * Summit Materials, Inc 1,534
48,451 SunCoke Energy, Inc 281
18,201 Sylvamo Corp 617
29,755 * TimkenSteel Corp 446
19,671 Tredegar Corp 186
23,586 Trimas Corp 591
23,427 e Trinseo plc 429
62,538 Tronox Holdings plc 766
1,357 United States Lime & Minerals, Inc 139
94,192 United States Steel Corp 1,707

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
99,474 e Valvoline, Inc $ 2,521
70,046 Vulcan Materials Co 11,047
28,082 Warrior Met Coal, Inc 799
14,533 Westlake Chemical Corp 1,263
130,721 WestRock Co 4,038
18,895 Worthington Industries, Inc 721
TOTAL MATERIALS 513,795
MEDIA & ENTERTAINMENT - 6.3%
392,405 Activision Blizzard, Inc 29,171
57,275 Adeia, Inc 810
41,683 * Advantage Solutions, Inc 89
3,089,054 * Alphabet, Inc (Class A) 295,468
2,776,267 * Alphabet, Inc (Class C) 266,938
112,426 * Altice USA, Inc 655
239,852 *,e AMC Entertainment Holdings, Inc 1,672
16,067 * AMC Networks, Inc 326
7,354 * Boston Omaha Corp 169
44,223 * Bumble, Inc 950
3,042 Cable One, Inc 2,595
17,446 * Cardlytics, Inc 164
51,402 * Cargurus, Inc 728
37,344 *,e Cars.com, Inc 429
56,848 *,e Charter Communications, Inc 17,245
58,982 * Cinemark Holdings, Inc 714
198,206 * Clear Channel 272
2,250,404 Comcast Corp (Class A) 66,004
772 *,e Daily Journal Corp 198
22,415 * DHI Group, Inc 121
136,485 *,e DISH Network Corp (Class A) 1,888
144,079 Electronic Arts, Inc 16,671
88,350 *,e Entercom Communications Corp 34
50,932 Entravision Communications Corp (Class A) 202
40,961 *,e Eventbrite Inc 249
8,345 *,e EverQuote Inc 57
31,270 * EW Scripps Co (Class A) 352
164,799 e Fox Corp (Class A) 5,056
72,327 Fox Corp (Class B) 2,061
71,756 *,e fuboTV, Inc 255
74,491 *,e Gannett Co, Inc 114
46,930 Gray Television, Inc 672
42,355 * IAC 2,346
61,117 * iHeartMedia, Inc 448
27,196 * Imax Corp 384
16,911 * Integral Ad Science Holding Corp 122
201,354 Interpublic Group of Cos, Inc 5,155
23,547 John Wiley & Sons, Inc (Class A) 884
7,655 *,e Liberty Braves Group (Class A) 216
25,374 *,e Liberty Braves Group (Class C) 698
12,929 e Liberty Broadband Corp (Class A) 965
66,509 * Liberty Broadband Corp (Class C) 4,908
6,884 * Liberty Media Group (Class A) 362
100,858 * Liberty Media Group (Class C) 5,900
34,936 Liberty SiriusXM Group (Class A) 1,330
80,096 * Liberty SiriusXM Group (Class C) 3,020
37,150 *,e Lions Gate Entertainment Corp (Class A) 276
71,817 * Lions Gate Entertainment Corp (Class B) 499
79,453 *,e Live Nation, Inc 6,042
10,365 * Madison Square Garden Co 1,417
13,156 *,e Madison Square Garden Entertainment Corp 580
61,168 *,e Magnite, Inc 402

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
14,211 e Marcus Corp $ 197
148,269 * Match Group, Inc 7,080
11,302 * MediaAlpha, Inc 99
1,177,303 * Meta Platforms, Inc 159,736
224,834 * Netflix, Inc 52,935
89,935 New York Times Co (Class A) 2,586
213,357 News Corp (Class A) 3,224
66,535 e News Corp (Class B) 1,026
20,043 Nexstar Media Group Inc 3,344
104,952 Omnicom Group, Inc 6,621
20,470 *,e Outbrain, Inc 75
4,594 e Paramount Global (Class A) 99
305,131 e Paramount Global (Class B) 5,810
300,393 * Pinterest, Inc 6,999
40,614 *,e Playstudios, Inc 142
42,908 *,e Playtika Holding Corp 403
21,386 * PubMatic, Inc 356
20,643 * QuinStreet, Inc 217
227,072 *,e ROBLOX Corp 8,138
63,324 *,e Roku, Inc 3,572
19,984 Scholastic Corp 615
25,063 Sinclair Broadcast Group, Inc (Class A) 453
319,108 e Sirius XM Holdings, Inc 1,822
161,762 *,e Skillz, Inc 165
72,151 *,e Spotify Technology S.A. 6,227
33,238 *,e Stagwell, Inc 231
81,955 * Take-Two Interactive Software, Inc 8,933
12,153 *,e TechTarget, Inc 719
113,655 TEGNA, Inc 2,350
13,027 * Thryv Holdings, Inc 297
56,597 * TripAdvisor, Inc 1,250
44,667 * TrueCar, Inc 67
384,858 * Twitter, Inc 16,872
68,763 * Vimeo, Inc 275
940,845 * Walt Disney Co 88,750
1,217,041 * Warner Bros Discovery, Inc 13,996
28,599 * WideOpenWest, Inc 351
18,467 e World Wrestling Entertainment, Inc (Class A) 1,296
41,665 * Yelp, Inc 1,413
23,417 *,e Ziff Davis Inc 1,604
40,960 *,e ZipRecruiter, Inc 676
141,765 * ZoomInfo Technologies, Inc 5,906
TOTAL MEDIA & ENTERTAINMENT 1,165,210
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
45,940 *,e 10X Genomics, Inc 1,308
11,229 * 2seventy bio, Inc 163
11,292 *,e 4D Molecular Therapeutics, Inc 91
908,274 AbbVie, Inc 121,899
106,154 *,e AbCellera Biologics, Inc 1,050
29,156 * Absci Corp 91
70,913 *,e Acadia Pharmaceuticals, Inc 1,160
23,691 *,e Aclaris Therapeutics, Inc 373
11,379 *,e Adagio Therapeutics, Inc 36
59,774 * Adaptive Biotechnologies Corp 426
14,505 * Adicet Bio, Inc 206
95,244 *,e ADMA Biologics, Inc 231
21,807 * Aerie Pharmaceuticals, Inc 330
43,765 * Affimed NV 90
107,560 * Agenus, Inc 221
154,688 Agilent Technologies, Inc 18,802

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
34,493 * Agios Pharmaceuticals, Inc $ 975
14,029 *,e Akero Therapeutics, Inc 478
6,175 *,e Albireo Pharma, Inc 120
31,429 * Alector, Inc 297
87,531 * Alkermes plc 1,955
28,864 *,e Allogene Therapeutics, Inc 312
10,335 *,e Allovir, Inc 82
64,441 * Alnylam Pharmaceuticals, Inc 12,899
9,675 *,e ALX Oncology Holdings, Inc 93
273,177 Amgen, Inc 61,574
151,298 * Amicus Therapeutics, Inc 1,580
53,162 *,e Amneal Pharmaceuticals, Inc 107
25,774 * Amphastar Pharmaceuticals, Inc 724
5,884 *,e Amylyx Pharmaceuticals, Inc 166
12,566 *,e AnaptysBio, Inc 321
30,524 *,e Anavex Life Sciences Corp 315
5,767 * ANI Pharmaceuticals, Inc 185
10,943 *,e Anika Therapeutics, Inc 260
46,610 * Apellis Pharmaceuticals, Inc 3,183
55,373 *,e Arbutus Biopharma Corp 106
15,098 *,e Arcellx, Inc 283
7,756 *,e Arcturus Therapeutics Holdings, Inc 115
20,717 * Arcus Biosciences, Inc 542
15,151 *,e Arcutis Biotherapeutics, Inc 290
55,310 *,e Arrowhead Pharmaceuticals Inc 1,828
23,815 *,e Arvinas, Inc 1,060
34,194 * Atara Biotherapeutics, Inc 129
35,244 * Atea Pharmaceuticals, Inc 201
7,303 *,e Athira Pharma, Inc 22
9,389 * Aura Biosciences, Inc 170
68,772 *,e Aurinia Pharmaceuticals, Inc 517
318,550 * Avantor, Inc 6,244
33,858 *,e Avid Bioservices, Inc 647
9,645 * Avidity Biosciences, Inc 158
15,727 *,e Axsome Therapeutics, Inc 702
25,636 *,e Beam Therapeutics, Inc 1,221
26,163 *,e Berkeley Lights, Inc 75
97,016 * BioCryst Pharmaceuticals, Inc 1,222
75,574 * Biogen, Inc 20,178
31,934 * Biohaven Pharmaceutical Holding Co Ltd 4,827
93,702 * BioMarin Pharmaceutical, Inc 7,943
153,496 *,e Bionano Genomics, Inc 281
11,654 * Bio-Rad Laboratories, Inc (Class A) 4,861
19,592 Bio-Techne Corp 5,564
6,302 *,e Bioxcel Therapeutics Inc 75
33,689 *,e Bluebird Bio, Inc 213
31,927 *,e Blueprint Medicines Corp 2,104
58,721 *,e Bridgebio Pharma, Inc 584
1,091,148 Bristol-Myers Squibb Co 77,570
39,365 e Brooks Automation, Inc 1,687
56,206 e Bruker BioSciences Corp 2,982
18,793 * C4 Therapeutics, Inc 165
19,366 *,e Cara Therapeutics, Inc 181
27,306 * CareDx, Inc 465
10,333 * Caribou Biosciences, Inc 109
20,876 *,e Cassava Sciences, Inc 873
85,996 * Catalent, Inc 6,223
50,782 *,e Catalyst Pharmaceuticals, Inc 652
21,395 * Celldex Therapeutics, Inc 601
19,234 *,e Cerevel Therapeutics Holdings, Inc 544
27,377 * Charles River Laboratories International, Inc 5,388

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
26,464 * ChemoCentryx, Inc $ 1,367
30,594 * Chimerix, Inc 59
7,917 * Chinook Therapeutics, Inc 156
6,864 *,e CinCor Pharma, Inc 225
23,538 * Codexis, Inc 143
22,858 * Cogent Biosciences, Inc 341
27,864 *,e Coherus Biosciences, Inc 268
16,286 * Collegium Pharmaceutical, Inc 261
52,750 * Corcept Therapeutics, Inc 1,353
16,128 * Crinetics Pharmaceuticals, Inc 317
47,472 *,e CTI BioPharma Corp 276
7,345 *,e Cullinan Oncology, Inc 94
51,177 * Cytek Biosciences, Inc 753
42,716 *,e Cytokinetics, Inc 2,070
334,260 Danaher Corp 86,336
11,974 * Day One Biopharmaceuticals, Inc 240
22,263 * Deciphera Pharmaceuticals, Inc 412
49,642 * Denali Therapeutics, Inc 1,524
14,200 * Design Therapeutics, Inc 237
14,558 *,e DICE Therapeutics, Inc 295
58,823 *,e Dynavax Technologies Corp 614
16,387 * Dyne Therapeutics, Inc 208
6,368 * Eagle Pharmaceuticals, Inc 168
20,664 *,e Edgewise Therapeutics, Inc 203
35,681 *,e Editas Medicine, Inc 437
14,062 * Eiger BioPharmaceuticals, Inc 106
242,401 * Elanco Animal Health, Inc 3,008
432,967 Eli Lilly & Co 140,000
24,015 * Emergent Biosolutions, Inc 504
11,786 * Enanta Pharmaceuticals, Inc 611
70,095 *,e EQRx, Inc 347
33,527 *,e Erasca, Inc 262
33,414 *,e Esperion Thereapeutics, Inc 224
17,590 * Evolus, Inc 142
93,800 * Exact Sciences Corp 3,048
170,031 * Exelixis, Inc 2,666
52,399 *,e EyePoint Pharmaceuticals, Inc 414
42,216 * Fate Therapeutics, Inc 946
50,667 * FibroGen, Inc 659
10,305 * Foghorn Therapeutics, Inc 88
17,542 *,e Forma Therapeutics Holdings, Inc 350
14,355 *,e Fulcrum Therapeutics, Inc 116
23,909 * Generation Bio Co 127
114,325 *,e Geron Corp 268
648,183 Gilead Sciences, Inc 39,986
36,433 * Global Blood Therapeutics, Inc 2,481
12,922 *,e Gossamer Bio, Inc 155
68,124 *,e Halozyme Therapeutics, Inc 2,694
12,195 * Harmony Biosciences Holdings, Inc 540
52,161 *,e Heron Therapeutics, Inc 220
114,482 * Horizon Therapeutics Plc 7,085
7,208 *,e Icosavax, Inc 23
15,316 * Ideaya Biosciences, Inc 229
2,211 *,e IGM Biosciences, Inc 50
81,101 * Illumina, Inc 15,473
13,485 *,e Imago Biosciences, Inc 203
36,493 *,e ImmunityBio, Inc 181
106,612 * Immunogen, Inc 510
11,380 *,e Immunovant, Inc 64
94,070 * Incyte Corp 6,269
15,231 *,e Inhibrx, Inc 273

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
34,523 * Innoviva, Inc $ 401
7,067 *,e Inotiv, Inc 119
112,816 *,e Inovio Pharmaceuticals, Inc 195
60,247 * Insmed, Inc 1,298
28,852 *,e Instil Bio, Inc 140
34,856 * Intellia Therapeutics, Inc 1,951
12,921 *,e Intercept Pharmaceuticals, Inc 180
46,963 * Intra-Cellular Therapies, Inc 2,185
79,163 *,e Ionis Pharmaceuticals, Inc 3,501
74,052 * Iovance Biotherapeutics, Inc 709
95,260 * IQVIA Holdings, Inc 17,255
95,014 * Ironwood Pharmaceuticals, Inc 984
11,046 *,e iTeos Therapeutics, Inc 210
56,231 * IVERIC bio, Inc 1,009
8,802 *,e Janux Therapeutics, Inc 119
32,370 * Jazz Pharmaceuticals plc 4,315
1,351,914 Johnson & Johnson 220,849
4,482 * Jounce Therapeutics, Inc 10
10,666 *,e KalVista Pharmaceuticals Inc 155
15,240 * Karuna Therapeutics, Inc 3,428
46,110 * Karyopharm Therapeutics, Inc 252
8,516 * Keros Therapeutics, Inc 320
18,676 * Kezar Life Sciences, Inc 161
11,321 *,e Kiniksa Pharmaceuticals Ltd 145
7,565 *,e Kinnate Biopharma, Inc 90
18,276 *,e Kodiak Sciences, Inc 141
21,178 * Kronos Bio, Inc 71
9,785 * Krystal Biotech Inc 682
31,598 * Kura Oncology, Inc 432
15,771 *,e Kymera Therapeutics, Inc 343
30,110 * Lexicon Pharmaceuticals, Inc 72
8,586 * Ligand Pharmaceuticals, Inc (Class B) 739
24,455 *,e Liquidia Corp 133
77,816 *,e Lyell Immunopharma, Inc 570
32,187 *,e MacroGenics, Inc 111
6,193 * Madrigal Pharmaceuticals, Inc 402
94,899 *,e MannKind Corp 293
54,984 * Maravai LifeSciences Holdings, Inc 1,404
51,230 *,e MaxCyte, Inc 333
15,823 *,e Medpace Holdings, Inc 2,487
10,086 * MeiraGTx Holdings plc 85
1,299,112 Merck & Co, Inc 111,880
27,294 * Mersana Therapeutics, Inc 185
11,568 * Mettler-Toledo International, Inc 12,541
60,615 *,e MiMedx Group, Inc 174
21,876 * Mirati Therapeutics, Inc 1,528
8,147 * Mirum Pharmaceuticals, Inc 171
175,148 *,e Moderna, Inc 20,711
14,704 *,e Monte Rosa Therapeutics, Inc 120
8,159 * Morphic Holding, Inc 231
46,607 * Myriad Genetics, Inc 889
22,499 * NanoString Technologies, Inc 287
42,988 * Natera, Inc 1,884
106,507 *,e Nektar Therapeutics 341
58,635 * NeoGenomics, Inc 505
51,383 * Neurocrine Biosciences, Inc 5,457
15,360 * NGM Biopharmaceuticals Inc 201
9,374 *,e Nkarta, Inc 123
40,572 *,e Novavax, Inc 738
17,085 *,e Nurix Therapeutics, Inc 223
35,946 *,e Nuvation Bio, Inc 81

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
100,765 *,e Ocugen, Inc $ 179
41,830 * Ocular Therapeutix, Inc 174
13,691 *,e Organogenesis Holdings Inc 44
127,492 e Organon & Co 2,983
333,993 *,e Outlook Therapeutics, Inc 407
100,456 *,e Pacific Biosciences of California, Inc 583
23,821 * Pacira BioSciences Inc 1,267
65,063 PerkinElmer, Inc 7,829
69,259 Perrigo Co plc 2,470
2,899,841 Pfizer, Inc 126,897
6,396 *,e Phathom Pharmaceuticals, Inc 71
12,927 Phibro Animal Health Corp 172
14,315 *,e PMV Pharmaceuticals, Inc 170
37,958 *,e Point Biopharma Global, Inc 293
48,133 * Praxis Precision Medicines, Inc 109
39,456 *,e Precigen, Inc 84
27,333 * Prestige Consumer Healthcare, Inc. 1,362
51,583 *,† Progenics Pharmaceuticals, Inc 0
15,994 * Prometheus Biosciences, Inc 944
22,557 * Protagonist Therapeutics, Inc 190
18,603 * Prothena Corp plc 1,128
25,243 *,e Provention Bio, Inc 114
37,990 *,e PTC Therapeutics, Inc 1,907
114,179 * QIAGEN NV 4,713
16,838 * Quanterix Corp 186
46,832 *,e Quantum-Si, Inc 129
6,533 *,e RAPT Therapeutics, Inc 157
14,987 *,e Reata Pharmaceuticals, Inc 377
61,485 *,e Recursion Pharmaceuticals, Inc 654
53,064 * Regeneron Pharmaceuticals, Inc 36,554
19,715 * REGENXBIO, Inc 521
31,945 *,e Relay Therapeutics, Inc 715
8,368 *,e Relmada Therapeutics, Inc 310
30,248 * Repligen Corp 5,660
10,254 * Replimune Group, Inc 177
33,815 * Revance Therapeutics, Inc 913
32,407 * REVOLUTION Medicines, Inc 639
86,450 * Rigel Pharmaceuticals, Inc 102
20,281 * Rocket Pharmaceuticals, Inc 324
189,332 Royalty Pharma plc 7,607
28,225 * Sage Therapeutics, Inc 1,105
46,510 *,e Sana Biotechnology, Inc 279
52,234 * Sangamo Therapeutics Inc 256
41,917 * Sarepta Therapeutics, Inc 4,634
31,930 *,e Science 37 Holdings, Inc 51
68,787 * Seagen, Inc 9,412
22,417 *,e Seer, Inc 174
37,976 *,e Seres Therapeutics, Inc 244
35,191 SIGA Technologies, Inc 362
76,705 *,e SomaLogic, Inc 222
127,563 *,e Sorrento Therapeutics, Inc 200
43,033 * Sotera Health Co 293
15,930 * SpringWorks Therapeutics, Inc 454
10,464 * Stoke Therapeutics, Inc 134
26,807 * Supernus Pharmaceuticals, Inc 907
15,843 *,e Sutro Biopharma, Inc 88
24,529 * Syndax Pharmaceuticals, Inc 589
55,220 * Syneos Health, Inc 2,604
23,918 * Tango Therapeutics, Inc 87
9,396 * Tarsus Pharmaceuticals, Inc 161
69,942 * TG Therapeutics, Inc 414

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
29,259 *,e Theravance Biopharma, Inc $ 297
202,038 Thermo Fisher Scientific, Inc 102,472
25,726 *,e Travere Therapeutics, Inc 634
17,071 *,e Tricida, Inc 179
26,284 *,e Twist Bioscience Corp 926
33,751 * Ultragenyx Pharmaceutical, Inc 1,398
22,243 *,e United Therapeutics Corp 4,657
31,395 * Vanda Pharmaceuticals, Inc 310
65,175 *,e Vaxart Inc 142
21,774 * Vaxcyte, Inc 523
102,172 *,e VBI Vaccines, Inc 72
11,485 *,e Ventyx Biosciences, Inc 401
29,297 * Vera Therapeutics, Inc 624
36,815 * Veracyte, Inc 611
24,994 * Vericel Corp 580
132,191 * Vertex Pharmaceuticals, Inc 38,275
23,209 *,e Verve Therapeutics, Inc 797
596,044 Viatris, Inc 5,078
32,800 *,e Vir Biotechnology, Inc 632
13,226 * Viridian Therapeutics, Inc 271
104,364 * VistaGen Therapeutics, Inc 16
30,893 * Waters Corp 8,327
39,169 West Pharmaceutical Services, Inc 9,639
27,098 * Xencor, Inc 704
67,913 *,e Xeris Biopharma Holdings, Inc 106
19,065 *,e Y-mAbs Therapeutics, Inc 275
18,143 *,e Zentalis Pharmaceuticals, Inc 393
243,111 Zoetis, Inc 36,051
33,098 *,†,e Zogenix, Inc 23
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 1,593,131
REAL ESTATE - 3.4%
46,252 Acadia Realty Trust 584
36,654 e Agree Realty Corp 2,477
47,563 Alexander & Baldwin, Inc 789
1,329 Alexander's, Inc 278
83,569 e Alexandria Real Estate Equities, Inc 11,716
28,646 American Assets Trust, Inc 737
68,514 American Finance Trust, Inc 403
152,675 American Homes 4 Rent 5,009
237,271 American Tower Corp 50,942
133,721 e Americold Realty Trust 3,290
85,829 Apartment Income REIT Corp 3,315
11,738 e Apartment Investment and Management Co 86
113,878 Apple Hospitality REIT, Inc 1,601
31,681 Armada Hoffler Properties, Inc 329
5,980 *,e Ashford Hospitality Trust, Inc 41
72,533 AvalonBay Communities, Inc 13,360
14,697 Bluerock Residential Growth REIT, Inc 393
81,787 Boston Properties, Inc 6,132
35,081 BraeMar Hotels & Resorts, Inc 151
92,621 Brandywine Realty Trust 625
162,598 Brixmor Property Group, Inc 3,003
77,650 e Broadstone Net Lease, Inc 1,206
6,068 Brt Realty Trust 123
52,715 Camden Property Trust 6,297
50,740 CareTrust REIT, Inc 919
13,650 CBL & Associates Properties, Inc 350
165,888 CBRE Group, Inc 11,199
9,060 e Centerspace 610

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
28,285 *,e Chatham Lodging Trust $ 279
21,833 City Office REIT, Inc 218
10,462 e Clipper Realty, Inc 73
9,586 Community Healthcare Trust, Inc 314
133,621 *,e Compass, Inc 310
61,652 e Corporate Office Properties Trust 1,432
84,914 Cousins Properties, Inc 1,983
222,772 Crown Castle International Corp 32,202
11,994 e CTO Realty Growth, Inc 225
110,271 CubeSmart 4,417
66,192 * Cushman & Wakefield plc 758
114,160 DiamondRock Hospitality Co 857
146,213 Digital Realty Trust, Inc 14,501
69,755 DigitalBridge Group, Inc 873
136,618 Diversified Healthcare Trust 135
39,190 Douglas Elliman, Inc 161
91,371 Douglas Emmett, Inc 1,638
196,555 Duke Realty Corp 9,474
46,730 e Easterly Government Properties, Inc 737
21,698 EastGroup Properties, Inc 3,132
82,308 e Empire State Realty Trust, Inc 540
40,647 EPR Properties 1,458
46,900 Equinix, Inc 26,679
43,426 Equity Commonwealth 1,058
91,603 Equity Lifestyle Properties, Inc 5,756
191,041 Equity Residential 12,842
63,885 Essential Properties Realty Trust, Inc 1,243
34,070 Essex Property Trust, Inc 8,253
28,436 e eXp World Holdings Inc 319
69,414 Extra Space Storage, Inc 11,988
19,962 e Farmland Partners, Inc 253
39,750 e Federal Realty Investment Trust 3,582
67,202 First Industrial Realty Trust, Inc 3,011
425 * Forestar Group, Inc 5
41,086 Four Corners Property Trust, Inc 994
72,511 Franklin Street Properties Corp 191
4,942 * FRP Holdings, Inc 269
125,236 Gaming and Leisure Properties, Inc 5,540
18,198 Getty Realty Corp 489
17,811 Gladstone Commercial Corp 276
11,325 e Gladstone Land Corp 205
30,930 Global Medical REIT, Inc 264
44,961 Global Net Lease, Inc 479
202,313 Healthcare Realty Trust, Inc 4,218
279,927 Healthpeak Properties Inc 6,416
27,708 Hersha Hospitality Trust 221
46,362 Highwoods Properties, Inc 1,250
366,232 e Host Hotels and Resorts, Inc 5,816
22,285 *,e Howard Hughes Corp 1,234
80,595 e Hudson Pacific Properties 882
115,925 Independence Realty Trust, Inc 1,939
2,737 Indus Realty Trust, Inc 143
34,891 Industrial Logistics Properties Trust 192
12,344 e Innovative Industrial Properties, Inc 1,092
34,736 InvenTrust Properties Corp 741
307,088 Invitation Homes, Inc 10,370
146,394 Iron Mountain, Inc 6,437
38,621 iStar Inc 358
64,898 JBG SMITH Properties 1,206
26,164 * Jones Lang LaSalle, Inc 3,953
44,610 Kennedy-Wilson Holdings, Inc 690

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
63,758 Kilroy Realty Corp $ 2,685
300,353 Kimco Realty Corp 5,529
118,460 Kite Realty Group Trust 2,040
47,334 Lamar Advertising Co 3,905
144,484 Lexington Realty Trust 1,323
42,193 Life Storage, Inc 4,673
19,960 e LTC Properties, Inc 747
107,859 Macerich Co 856
47,939 * Mack-Cali Realty Corp 545
11,498 Marcus & Millichap, Inc 377
283,531 e Medical Properties Trust, Inc 3,363
61,102 Mid-America Apartment Communities, Inc 9,475
22,628 National Health Investors, Inc 1,279
89,038 National Retail Properties, Inc 3,549
38,309 e National Storage Affiliates Trust 1,593
21,654 e NETSTREIT Corp 386
81,428 Newmark Group, Inc 656
12,730 NexPoint Residential Trust, Inc 588
23,677 Office Properties Income Trust 333
129,929 Omega Healthcare Investors, Inc 3,832
9,166 e One Liberty Properties, Inc 193
228,590 *,e Opendoor Technologies, Inc 711
29,999 Orion Office REIT, Inc 262
76,197 e Outfront Media, Inc 1,157
101,864 Paramount Group, Inc 635
132,332 Park Hotels & Resorts, Inc 1,490
71,223 e Pebblebrook Hotel Trust 1,033
59,852 e Phillips Edison & Co, Inc 1,679
107,460 e Physicians Realty Trust 1,616
36,714 Piedmont Office Realty Trust, Inc 388
13,733 Plymouth Industrial REIT, Inc 231
9,072 e Postal Realty Trust, Inc 133
40,727 PotlatchDeltic Corp 1,671
381,348 Prologis, Inc 38,745
80,670 Public Storage, Inc 23,621
75,814 e Rayonier, Inc 2,272
13,117 e Re/Max Holdings, Inc 248
62,854 * Realogy Holdings Corp 510
317,167 e Realty Income Corp 18,459
57,095 *,e Redfin Corp 333
92,769 Regency Centers Corp 4,996
63,462 Retail Opportunities Investment Corp 873
84,858 Rexford Industrial Realty, Inc 4,413
92,471 e RLJ Lodging Trust 936
5,123 RMR Group, Inc 121
57,913 RPT Realty 438
29,351 e Ryman Hospitality Properties 2,160
116,469 Sabra Healthcare REIT, Inc 1,528
7,521 e Safehold, Inc 199
6,451 Saul Centers, Inc 242
55,017 SBA Communications Corp 15,661
18,501 *,e Seritage Growth Properties 167
93,168 e Service Properties Trust 484
168,295 Simon Property Group, Inc 15,104
103,764 SITE Centers Corp 1,111
38,202 e SL Green Realty Corp 1,534
62,949 Spirit Realty Capital, Inc 2,276
18,561 e St. Joe Co 594
84,224 STAG Industrial, Inc 2,394
134,185 STORE Capital Corp 4,204
3,112 Stratus Properties, Inc 72

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
73,018 Summit Hotel Properties, Inc $ 491
60,721 Sun Communities, Inc 8,217
117,301 e Sunstone Hotel Investors, Inc 1,105
54,135 Tanger Factory Outlet Centers, Inc 741
12,164 * Tejon Ranch Co 175
35,329 e Terreno Realty Corp 1,872
162,250 UDR, Inc 6,767
20,169 e UMH Properties, Inc 326
121,658 e Uniti Group, Inc 845
2,401 Universal Health Realty Income Trust 104
70,770 e Urban Edge Properties 944
20,808 Urstadt Biddle Properties, Inc (Class A) 323
205,950 Ventas, Inc 8,273
477,997 VICI Properties, Inc 14,268
96,380 e Vornado Realty Trust 2,232
46,196 Washington REIT 811
234,476 Welltower, Inc 15,081
67,032 *,e WeWork, Inc 178
379,758 Weyerhaeuser Co 10,846
25,132 Whitestone REIT 213
95,264 WP Carey, Inc 6,649
62,184 Xenia Hotels & Resorts, Inc 857
32,630 * Zillow Group, Inc (Class A) 934
90,080 * Zillow Group, Inc (Class C) 2,577
TOTAL REAL ESTATE 619,993
RETAILING - 5.8%
18,290 * 1-800-FLOWERS.COM, Inc (Class A) 119
18,402 Aaron's Co, Inc 179
23,424 * Abercrombie & Fitch Co (Class A) 364
36,738 e Academy Sports & Outdoors, Inc 1,550
33,209 Advance Auto Parts, Inc 5,192
4,567,880 * Amazon.com, Inc 516,170
85,497 e American Eagle Outfitters, Inc 832
3,312 * America's Car-Mart, Inc 202
65,041 Arko Corp 611
10,565 * Asbury Automotive Group, Inc 1,596
17,672 * Autonation, Inc 1,800
9,940 * AutoZone, Inc 21,291
119,103 Bath & Body Works, Inc 3,883
27,869 *,e Bed Bath & Beyond, Inc 170
103,686 Best Buy Co, Inc 6,567
11,361 e Big 5 Sporting Goods Corp 122
20,052 e Big Lots, Inc 313
15,681 * Boot Barn Holdings, Inc 917
14,004 Buckle, Inc 443
7,271 Build-A-Bear Workshop, Inc 97
36,184 * Burlington Stores, Inc 4,049
20,111 Caleres, Inc 487
22,123 Camping World Holdings, Inc 560
85,911 *,e CarMax, Inc 5,672
19,398 * CarParts.com, Inc 100
42,371 *,e Carvana Co 860
12,003 e Cato Corp (Class A) 115
66,517 * Chico's FAS, Inc 322
7,673 *,e Children's Place, Inc 237
6,121 * Citi Trends, Inc 95
13,169 *,e Conn's, Inc 93
11,400 * Container Store Group, Inc 56
291,707 *,e ContextLogic, Inc 214
32,814 e Designer Brands, Inc 502

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
30,615 * Destination XL Group, Inc $ 166
28,635 e Dick's Sporting Goods, Inc 2,996
1,003 e Dillard's, Inc (Class A) 274
115,572 Dollar General Corp 27,721
109,618 * Dollar Tree, Inc 14,919
128,912 *,e DoorDash, Inc 6,375
7,236 *,e Duluth Holdings, Inc 51
288,987 eBay, Inc 10,638
66,094 *,e Etsy, Inc 6,618
34,837 *,e EVgo, Inc 276
30,809 * Five Below, Inc 4,241
55,907 *,e Floor & Decor Holdings, Inc 3,928
33,391 Foot Locker, Inc 1,039
11,421 e Franchise Group, Inc 278
10,965 *,e Funko, Inc 222
138,452 *,e GameStop Corp (Class A) 3,479
81,317 e Gap, Inc 668
7,998 * Genesco, Inc 314
70,631 Genuine Parts Co 10,547
4,523 Group 1 Automotive, Inc 646
12,244 *,e Groupon, Inc 97
29,518 *,e GrowGeneration Corp 103
21,962 e Guess?, Inc 322
9,098 e Haverty Furniture Cos, Inc 227
9,181 Hibbett Sports, Inc 457
531,216 Home Depot, Inc 146,584
65,995 e Kohl's Corp 1,660
9,431 *,e Lands' End, Inc 73
59,869 *,e Leslie's, Inc 881
19,090 * Liquidity Services, Inc 310
13,553 Lithia Motors, Inc (Class A) 2,908
121,330 LKQ Corp 5,721
328,594 Lowe's Companies, Inc 61,713
19,294 *,e Lumber Liquidators, Inc 134
151,054 Macy's, Inc 2,367
11,739 * MarineMax, Inc 350
18,107 Monro Muffler, Inc 787
8,996 e Murphy USA, Inc 2,473
47,869 *,e National Vision Holdings, Inc 1,563
60,699 e Nordstrom, Inc 1,016
18,624 * ODP Corp 655
35,834 *,e Ollie's Bargain Outlet Holdings, Inc 1,849
5,690 * OneWater Marine, Inc 171
32,772 * O'Reilly Automotive, Inc 23,050
24,586 * Overstock.com, Inc 599
13,329 e Penske Auto Group, Inc 1,312
40,988 *,e Petco Health & Wellness Co, Inc 457
14,105 e PetMed Express, Inc 275
20,231 Pool Corp 6,438
41,549 *,e Porch Group, Inc 93
23,560 *,e Poshmark, Inc 369
53,361 * Quotient Technology, Inc 123
130,909 Qurate Retail Group, Inc QVC Group 263
42,901 *,e RealReal, Inc 64
27,217 e Rent-A-Center, Inc 477
19,596 *,e Revolve Group, Inc 425
9,426 *,e RH 2,319
178,089 e Ross Stores, Inc 15,008
66,571 *,e Sally Beauty Holdings, Inc 839
4,712 e Shoe Carnival, Inc 101
13,499 Shutterstock, Inc 677

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
29,200 e Signet Jewelers Ltd $ 1,670
13,058 *,e Sleep Number Corp 441
11,945 e Sonic Automotive, Inc (Class A) 517
19,952 * Sportsman's Warehouse Holdings, Inc 166
32,244 *,e Stitch Fix Inc 127
239,127 Target Corp 35,484
30,109 *,e ThredUp, Inc 55
6,790 e Tilly's, Inc 47
596,190 TJX Companies, Inc 37,035
57,697 Tractor Supply Co 10,725
6,470 * TravelCenters of America, Inc 349
25,507 * Ulta Beauty, Inc 10,233
37,439 *,e Urban Outfitters, Inc 736
41,105 *,e Victoria's Secret & Co 1,197
12,686 Vivid Seats, Inc 97
62,669 *,e Volta, Inc 76
42,783 * Warby Parker, Inc 571
41,399 *,e Wayfair, Inc 1,348
37,164 Williams-Sonoma, Inc 4,380
1,945 Winmark Corp 421
17,318 *,e Xometry, Inc 983
11,661 * Zumiez, Inc 251
TOTAL RETAILING 1,063,395
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
24,578 * ACM Research, Inc 306
827,551 * Advanced Micro Devices, Inc 52,434
26,133 * Allegro MicroSystems, Inc 571
15,539 * Alpha & Omega Semiconductor Ltd 478
19,074 * Ambarella, Inc 1,072
55,705 Amkor Technology, Inc 950
265,474 e Analog Devices, Inc 36,991
449,206 Applied Materials, Inc 36,804
10,142 *,e Atomera, Inc 103
20,849 *,e Axcelis Technologies, Inc 1,263
26,991 * AXT, Inc 181
202,985 Broadcom, Inc 90,127
15,710 * Ceva, Inc 412
26,804 * Cirrus Logic, Inc 1,844
26,675 *,e Cohu, Inc 688
12,042 *,e Credo Technology Group Holding Ltd 133
3,674 * CyberOptics Corp 198
23,788 *,e Diodes, Inc 1,544
66,786 * Enphase Energy, Inc 18,531
72,011 e Entegris, Inc 5,978
51,096 * First Solar, Inc 6,759
42,439 * Formfactor, Inc 1,063
32,223 *,e GLOBALFOUNDRIES, Inc 1,558
15,133 *,e Ichor Holdings Ltd 366
13,074 *,e Impinj, Inc 1,046
51,148 *,e indie Semiconductor, Inc 374
2,090,656 Intel Corp 53,876
72,850 KLA Corp 22,047
33,411 Kulicke & Soffa Industries, Inc 1,287
71,539 Lam Research Corp 26,183
75,431 * Lattice Semiconductor Corp 3,712
29,103 *,e MACOM Technology Solutions Holdings, Inc 1,507
436,898 Marvell Technology, Inc 18,747
38,172 * MaxLinear, Inc 1,245
268,931 Microchip Technology, Inc 16,413
565,304 Micron Technology, Inc 28,322

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
26,862 MKS Instruments, Inc $ 2,220
23,066 Monolithic Power Systems, Inc 8,382
26,573 * Nanometrics, Inc 1,702
1,236,118 NVIDIA Corp 150,052
220,276 * ON Semiconductor Corp 13,730
20,605 * PDF Solutions, Inc 505
46,544 * Photronics, Inc 681
33,225 e Power Integrations, Inc 2,137
55,854 * Qorvo, Inc 4,435
574,247 e QUALCOMM, Inc 64,878
61,164 *,e Rambus, Inc 1,555
52,268 * Rockley Photonics Holdings Ltd 37
35,296 * Semtech Corp 1,038
18,610 * Silicon Laboratories, Inc 2,297
7,023 *,e SiTime Corp 553
84,315 Skyworks Solutions, Inc 7,190
15,494 * SMART Global Holdings, Inc 246
42,585 *,e SunPower Corp 981
19,257 *,e Synaptics, Inc 1,907
81,009 Teradyne, Inc 6,088
472,207 Texas Instruments, Inc 73,088
23,500 *,e Ultra Clean Holdings 605
24,314 Universal Display Corp 2,294
34,384 *,e Veeco Instruments, Inc 630
62,345 * Wolfspeed, Inc 6,444
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 788,788
SOFTWARE & SERVICES - 13.2%
65,506 *,e 8x8, Inc 226
32,215 e A10 Networks, Inc 427
325,172 Accenture plc 83,667
68,208 * ACI Worldwide, Inc 1,426
242,237 * Adobe, Inc 66,664
90,541 *,e Affirm Holdings, Inc 1,699
11,056 * Agilysys, Inc 612
75,911 *,e Akamai Technologies, Inc 6,097
26,945 *,e Alarm.com Holdings, Inc 1,748
15,192 *,e Alkami Technology, Inc 229
24,769 * Altair Engineering, Inc 1,095
32,290 *,e Alteryx, Inc 1,803
59,006 Amdocs Ltd 4,688
15,720 American Software, Inc (Class A) 241
28,669 *,e Amplitude, Inc 443
45,731 * Ansys, Inc 10,139
9,509 * Appfolio, Inc 996
20,140 *,e Appian Corp 822
116,026 *,e AppLovin Corp 2,261
40,356 *,e Asana, Inc 897
14,242 *,e Aspen Technology, Inc 3,392
70,590 * Atlassian Corp plc 14,866
112,313 * Autodesk, Inc 20,980
212,833 Automatic Data Processing, Inc 48,141
46,044 * Avalara, Inc 4,227
66,029 *,e AvePoint, Inc 265
75,147 * AvidXchange Holdings, Inc 633
11,374 * Benefitfocus, Inc 72
86,956 Bentley Systems, Inc 2,660
24,476 *,e BigCommerce Holdings, Inc 362
49,304 *,e Bill.Com Holdings, Inc 6,526
82,754 * Black Knight, Inc 5,357

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
26,411 * Blackbaud, Inc $ 1,164
29,853 * Blackline, Inc 1,788
94,859 * Blend Labs, Inc 210
267,045 * Block, Inc 14,685
66,925 * Box, Inc 1,632
27,328 Bread Financial Holdings, Inc 859
20,694 * Brightcove, Inc 130
57,307 e Broadridge Financial Solutions, Inc 8,271
25,858 * BTRS Holdings, Inc 239
42,696 *,e C3.ai, Inc 534
137,612 * Cadence Design Systems, Inc 22,490
31,787 * Cantaloupe, Inc 111
10,596 Cass Information Systems, Inc 368
87,215 * CCC Intelligent Solutions Holdings, Inc 794
23,399 * Cerberus Cyber Sentinel Corp 69
22,039 * Cerence Inc 347
66,788 *,e Ceridian HCM Holding, Inc 3,732
15,814 * ChannelAdvisor Corp 358
63,090 Citrix Systems, Inc 6,561
17,869 *,e Cleanspark, Inc 57
31,897 *,e Clear Secure, Inc 729
144,134 * Cloudflare, Inc 7,972
261,232 Cognizant Technology Solutions Corp (Class A) 15,005
20,876 * Commvault Systems, Inc 1,107
21,043 Concentrix Corp 2,349
91,431 * Conduent, Inc 305
64,060 *,e Confluent, Inc 1,523
7,805 * Consensus Cloud Solutions, Inc 369
112,152 *,e Core Scientific, Inc 146
13,583 * Couchbase, Inc 194
40,201 * Coupa Software, Inc 2,364
108,468 * Crowdstrike Holdings, Inc 17,877
6,968 *,e CS Disco, Inc 70
17,763 CSG Systems International, Inc 939
43,093 *,e Cvent Holding Corp 226
21,825 *,e Cyxtera Technologies, Inc 89
133,433 * Datadog, Inc 11,846
7,264 *,e Digimarc Corp 98
46,104 *,e Digital Turbine, Inc 664
39,126 *,e DigitalOcean Holdings, Inc 1,415
103,146 * DocuSign, Inc 5,515
35,265 Dolby Laboratories, Inc (Class A) 2,298
15,039 * Domo, Inc 271
35,232 * DoubleVerify Holdings, Inc 964
144,561 * Dropbox, Inc 2,995
40,815 * Duck Creek Technologies, Inc 484
125,003 * DXC Technology Co 3,060
106,722 * Dynatrace, Inc 3,715
87,429 *,e E2open Parent Holdings, Inc 531
17,480 e Ebix, Inc 332
10,699 * eGain Corp 79
37,517 * Elastic NV 2,691
13,046 *,e Enfusion, Inc 161
17,890 * EngageSmart, Inc 370
30,234 *,e Envestnet, Inc 1,342
27,283 * EPAM Systems, Inc 9,882
27,813 * Euronet Worldwide, Inc 2,107
21,053 * Everbridge, Inc 650
12,378 *,e EverCommerce, Inc 135
31,074 EVERTEC, Inc 974
25,590 * Evo Payments, Inc 852

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
17,218 * ExlService Holdings, Inc $ 2,537
12,846 *,e Fair Isaac Corp 5,293
58,075 *,e Fastly, Inc 532
315,970 Fidelity National Information Services, Inc 23,878
301,729 * Fiserv, Inc 28,233
37,675 * Five9, Inc 2,825
36,005 * FleetCor Technologies, Inc 6,343
33,603 * Flywire Corp 772
15,452 * ForgeRock, Inc 225
341,945 * Fortinet, Inc 16,800
40,808 * Gartner, Inc 11,291
81,103 Genpact Ltd 3,550
145,625 Global Payments, Inc 15,735
21,651 * Globant S.A. 4,050
86,670 * GoDaddy, Inc 6,143
15,258 * Grid Dynamics Holdings, Inc 286
46,084 *,e Guidewire Software, Inc 2,838
17,956 Hackett Group, Inc 318
24,272 * HubSpot, Inc 6,556
9,245 *,e I3 Verticals, Inc 185
17,943 *,e Informatica, Inc 360
18,219 e Information Services Group, Inc 87
8,870 *,e Instructure Holdings, Inc 198
18,324 InterDigital, Inc 741
458,868 International Business Machines Corp 54,518
13,645 * International Money Express Inc 311
142,294 Intuit, Inc 55,113
37,546 Jack Henry & Associates, Inc 6,843
29,050 *,e Jamf Holding Corp 644
37,345 * KnowBe4, Inc 777
95,867 * Kyndryl Holdings, Inc 793
50,961 * Limelight Networks, Inc 142
34,967 * Liveperson, Inc 329
35,615 * LiveRamp Holdings, Inc 647
32,654 * Manhattan Associates, Inc 4,344
52,095 *,e Marathon Digital Holdings, Inc 558
222,577 * Marqeta, Inc 1,585
442,681 Mastercard, Inc (Class A) 125,872
112,247 * Matterport, Inc 425
31,583 e MAXIMUS, Inc 1,828
11,893 * MeridianLink, Inc 194
3,845,479 Microsoft Corp 895,612
4,156 *,e MicroStrategy, Inc (Class A) 882
22,456 * Mitek Systems, Inc 206
14,483 *,e Model N, Inc 496
35,218 * MoneyGram International, Inc 366
33,619 *,e MongoDB, Inc 6,675
19,169 * N-Able, Inc 177
25,933 *,e nCino OpCo, Inc 885
68,992 * NCR Corp 1,312
30,028 * New Relic, Inc 1,723
283,454 NortonLifelock, Inc 5,709
105,783 * Nutanix, Inc 2,203
76,550 * Okta, Inc 4,353
46,103 *,e Olo, Inc 364
4,837 * ON24, Inc 43
21,489 * OneSpan, Inc 185
772,924 Oracle Corp 47,202
41,005 * Pagerduty, Inc 946
933,059 *,e Palantir Technologies, Inc 7,586
149,946 * Palo Alto Networks, Inc 24,560

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
44,842 *,e Paya Holdings, Inc $ 274
164,950 Paychex, Inc 18,509
26,407 * Paycom Software, Inc 8,714
11,105 * Paycor HCM, Inc 328
20,584 * Paylocity Holding Corp 4,973
110,964 * Payoneer Global, Inc 671
597,795 * PayPal Holdings, Inc 51,452
225,806 *,e Paysafe Ltd 312
22,404 Pegasystems, Inc 720
17,663 * Perficient, Inc 1,148
8,474 *,e PFSweb, Inc 79
23,740 * Ping Identity Holding Corp 666
31,944 *,e Procore Technologies, Inc 1,581
23,997 Progress Software Corp 1,021
19,034 *,e PROS Holdings, Inc 470
52,897 * PTC, Inc 5,533
29,530 * Q2 Holdings, Inc 951
18,605 * Qualys, Inc 2,593
19,217 *,e Rackspace Technology, Inc 78
31,056 * Rapid7, Inc 1,332
43,126 *,e Remitly Global, Inc 480
42,004 *,e Repay Holdings Corp 297
24,959 * Rimini Street, Inc 116
44,149 * RingCentral, Inc 1,764
38,880 *,e Riot Blockchain, Inc 273
53,965 Roper Technologies, Inc 19,408
186,641 *,e Sabre Corp 961
496,945 * Salesforce, Inc 71,481
15,268 Sapiens International Corp NV 293
4,599 * SecureWorks Corp 37
88,419 *,e SentinelOne, Inc 2,260
103,386 * ServiceNow, Inc 39,040
23,585 *,e Shift4 Payments, Inc 1,052
4,906 *,e ShotSpotter, Inc 141
66,115 * Smartsheet, Inc 2,272
157,505 *,e Snowflake, Inc 26,770
19,169 * SolarWinds Corp 149
85,374 * Splunk, Inc 6,420
24,107 * Sprout Social, Inc 1,463
19,690 * SPS Commerce, Inc 2,446
16,060 *,e Squarespace, Inc 343
111,085 SS&C Technologies Holdings, Inc 5,304
120,616 * StoneCo Ltd 1,149
44,512 * Sumo Logic, Inc 334
70,963 * SVMK, Inc 412
74,570 Switch, Inc 2,512
77,041 * Synopsys, Inc 23,537
21,512 * Telos Corp 191
49,510 *,e Tenable Holdings, Inc 1,723
51,680 * Teradata Corp 1,605
116,597 * Toast, Inc 1,949
226,382 * Trade Desk, Inc 13,526
10,054 TTEC Holdings, Inc 445
6,516 *,e Tucows, Inc 244
22,872 * Turing Holding Corp 240
85,658 * Twilio, Inc 5,922
21,091 * Tyler Technologies, Inc 7,329
192,445 *,e UiPath, Inc 2,427
38,674 * Unisys Corp 292
107,430 *,e Unity Software, Inc 3,423
15,606 * Upland Software, Inc 127

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
24,261 *,e UserTesting, Inc $ 95
56,469 * Varonis Systems, Inc 1,498
35,164 *,e Verint Systems, Inc 1,181
46,419 * VeriSign, Inc 8,063
13,662 *,e Veritone, Inc 77
63,620 * Verra Mobility Corp 978
6,012 *,e Viant Technology, Inc 25
847,129 Visa, Inc (Class A) 150,492
102,457 VMware, Inc (Class A) 10,908
198,450 e Western Union Co 2,679
24,535 * WEX, Inc 3,114
29,289 * Wix.com Ltd 2,291
36,785 *,e WM Technology, Inc 59
100,015 * Workday, Inc 15,224
22,930 * Workiva, Inc 1,784
55,032 * Yext, Inc 245
60,907 * Zendesk, Inc 4,635
55,743 *,e Zeta Global Holdings Corp 368
130,278 * Zoom Video Communications, Inc 9,587
41,021 * Zscaler, Inc 6,743
55,037 * Zuora Inc 406
TOTAL SOFTWARE & SERVICES 2,430,953
TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
66,252 * 3D Systems Corp 529
6,963 *,e 908 Devices, Inc 115
35,649 e ADTRAN Holdings, Inc 698
20,999 Advanced Energy Industries, Inc 1,626
41,314 *,e Aeva Technologies, Inc 77
18,515 *,e Akoustis Technologies, Inc 55
300,825 Amphenol Corp (Class A) 20,143
7,858,532 Apple, Inc 1,086,049
123,543 * Arista Networks, Inc 13,947
47,303 * Arlo Technologies, Inc 219
32,986 *,e Arrow Electronics, Inc 3,041
5,662 * Aviat Networks, Inc 155
24,161 * Avid Technology, Inc 562
46,118 Avnet, Inc 1,666
15,939 Badger Meter, Inc 1,473
24,142 e Belden CDT, Inc 1,449
19,531 Benchmark Electronics, Inc 484
28,887 * Calix, Inc 1,766
4,889 * Cambium Networks Corp 83
9,824 *,e Casa Systems, Inc 31
66,275 CDW Corp 10,344
79,273 * Ciena Corp 3,205
2,133,077 Cisco Systems, Inc 85,323
8,964 * Clearfield, Inc 938
93,925 Cognex Corp 3,893
67,503 * Coherent Corp 2,352
115,638 *,e CommScope Holding Co, Inc 1,065
16,237 e Comtech Telecommunications Corp 162
389,788 Corning, Inc 11,312
8,680 *,e Corsair Gaming, Inc 98
17,421 CTS Corp 726
136,382 Dell Technologies, Inc 4,660
18,652 *,e Digi International, Inc 645
9,167 *,e DZS, Inc 104
24,605 *,e Eastman Kodak Co 113
18,556 * ePlus, Inc 771
43,075 * Evolv Technologies Holdings, Inc 91

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
79,396 * Extreme Networks, Inc $ 1,038
30,171 * F5 Networks, Inc 4,367
20,485 * Fabrinet 1,955
9,925 * FARO Technologies, Inc 272
9,076 *,e Focus Universal, Inc 85
58,321 * Harmonic, Inc 762
670,009 Hewlett Packard Enterprise Co 8,027
524,991 HP, Inc 13,083
11,473 * Identiv, Inc 144
103,799 *,e Infinera Corp 502
40,550 *,e Inseego Corp 84
14,981 * Insight Enterprises, Inc 1,235
60,908 *,e IonQ, Inc 309
19,271 *,e IPG Photonics Corp 1,625
24,355 * Itron, Inc 1,026
59,846 Jabil Inc 3,454
163,210 Juniper Networks, Inc 4,263
91,514 * Keysight Technologies, Inc 14,401
21,162 * Kimball Electronics, Inc 363
28,141 * Knowles Corp 342
57,291 *,e Lightwave Logic, Inc 420
13,151 Littelfuse, Inc 2,613
36,595 * Lumentum Holdings, Inc 2,509
20,833 Methode Electronics, Inc 774
86,400 *,e Microvision, Inc 312
70,213 * Mirion Technologies, Inc 524
82,239 Motorola Solutions, Inc 18,419
15,874 *,e Napco Security Technologies, Inc 462
72,088 National Instruments Corp 2,721
118,594 NetApp, Inc 7,335
16,454 * Netgear, Inc 330
43,446 * Netscout Systems, Inc 1,361
20,535 * nLight, Inc 194
18,332 *,e Novanta, Inc 2,120
17,528 *,e Ondas Holdings, Inc 65
9,244 * OSI Systems, Inc 666
15,844 *,e Ouster, Inc 15
12,941 *,e PAR Technology Corp 382
8,216 PC Connection, Inc 370
17,083 * Plexus Corp 1,496
145,102 * Pure Storage, Inc 3,971
37,508 * Ribbon Communications, Inc 83
8,376 * Rogers Corp 2,026
36,299 * Sanmina Corp 1,673
17,777 *,e Scansource, Inc 469
61,017 *,e SmartRent, Inc 138
26,460 * Super Micro Computer, Inc 1,457
19,067 SYNNEX Corp 1,548
24,117 * Teledyne Technologies, Inc 8,139
129,908 * Trimble Inc 7,050
51,948 * TTM Technologies, Inc 685
8,166 *,e Turtle Beach Corp 56
3,604 e Ubiquiti, Inc 1,058
38,579 *,e Velodyne Lidar, Inc 37
34,027 *,e Viasat, Inc 1,029
136,006 * Viavi Solutions, Inc 1,775
52,971 Vishay Intertechnology, Inc 942
9,508 * Vishay Precision Group, Inc 281
92,880 Vontier Corp 1,552
155,579 * Western Digital Corp 5,064
58,625 Xerox Holdings Corp 767

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
27,748 * Zebra Technologies Corp (Class A) $ 7,270
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,407,465
TELECOMMUNICATION SERVICES - 1.1%
7,472 * Anterix, Inc 267
3,661,815 AT&T, Inc 56,172
7,918 e ATN International, Inc 305
12,460 * Bandwidth Inc 148
55,430 *,e Charge Enterprises, Inc 98
25,280 Cogent Communications Group, Inc 1,319
48,355 *,e Consolidated Communications Holdings, Inc 201
22,558 * EchoStar Corp (Class A) 372
126,319 * Frontier Communications Parent, Inc 2,960
331,269 *,e Globalstar, Inc 527
13,459 * Gogo, Inc 163
11,096 * IDT Corp (Class B) 276
60,764 * Iridium Communications, Inc 2,696
29,453 * Liberty Latin America Ltd (Class A) 182
84,348 * Liberty Latin America Ltd (Class C) 519
529,866 e Lumen Technologies, Inc 3,857
13,047 * Ooma, Inc 160
23,995 * Radius Global Infrastructure, Inc 226
26,373 e Shenandoah Telecom Co 449
55,138 e Telephone & Data Systems, Inc 766
306,308 * T-Mobile US, Inc 41,097
9,529 * US Cellular Corp 248
2,156,068 Verizon Communications, Inc 81,866
TOTAL TELECOMMUNICATION SERVICES 194,874
TRANSPORTATION - 1.8%
37,928 * Air Transport Services Group, Inc 914
60,779 * Alaska Air Group, Inc 2,379
8,270 * Allegiant Travel Co 603
4,307 Amerco, Inc 2,193
347,869 *,e American Airlines Group, Inc 4,188
13,812 ArcBest Corp 1,005
9,879 *,e Atlas Air Worldwide Holdings, Inc 944
15,336 * Avis Budget Group, Inc 2,277
28,768 * Blade Air Mobility, Inc 116
67,597 CH Robinson Worldwide, Inc 6,510
11,515 * Copa Holdings S.A. (Class A) 772
23,634 e Costamare, Inc 211
8,672 e Covenant Transportation Group, Inc 249
1,102,716 CSX Corp 29,376
14,173 *,e Daseke, Inc 77
316,616 * Delta Air Lines, Inc 8,884
4,116 e Eagle Bulk Shipping, Inc 178
85,367 Expeditors International of Washington, Inc 7,539
121,217 FedEx Corp 17,997
14,836 e Forward Air Corp 1,339
18,987 *,e Frontier Group Holdings, Inc 184
17,525 Genco Shipping & Trading Ltd 220
62,934 e Golden Ocean Group Ltd 470
50,638 *,e GXO Logistics, Inc 1,775
27,588 * Hawaiian Holdings, Inc 363
26,012 Heartland Express, Inc 372
120,260 *,e Hertz Global Holdings, Inc 1,958
18,067 * Hub Group, Inc (Class A) 1,246
43,796 JB Hunt Transport Services, Inc 6,851
173,855 * JetBlue Airways Corp 1,153
128,773 *,e Joby Aviation, Inc 558

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
32,726 * Kirby Corp $ 1,989
79,606 Knight-Swift Transportation Holdings, Inc 3,895
20,412 Landstar System, Inc 2,947
154,071 *,e Lyft, Inc (Class A) 2,029
34,852 Marten Transport Ltd 668
11,759 Matson, Inc 723
120,304 Norfolk Southern Corp 25,222
52,587 Old Dominion Freight Line 13,082
29,335 * Radiant Logistics, Inc 167
25,040 Ryder System, Inc 1,890
33,371 e Safe Bulkers, Inc 82
13,620 *,e Saia, Inc 2,588
22,723 e Schneider National, Inc 461
28,022 * Skywest, Inc 456
299,691 * Southwest Airlines Co 9,242
50,261 Spirit Airlines, Inc 946
9,455 *,e Sun Country Airlines Holdings, Inc 129
71,175 * TuSimple Holdings, Inc 541
975,524 * Uber Technologies, Inc 25,851
321,382 Union Pacific Corp 62,612
166,987 * United Airlines Holdings Inc 5,432
378,395 United Parcel Service, Inc (Class B) 61,126
6,297 Universal Logistics Holdings Inc 200
36,247 e Werner Enterprises, Inc 1,363
81,596 *,e Wheels Up Experience, Inc 94
52,508 * XPO Logistics, Inc 2,338
TOTAL TRANSPORTATION 328,974
UTILITIES - 3.0%
344,146 e AES Corp 7,778
29,387 Allete, Inc 1,471
129,301 Alliant Energy Corp 6,852
21,469 * Altus Power, Inc 236
128,677 Ameren Corp 10,365
264,131 American Electric Power Co, Inc 22,834
20,132 American States Water Co 1,569
95,298 American Water Works Co, Inc 12,404
4,909 Artesian Resources Corp 236
69,836 e Atmos Energy Corp 7,113
36,552 Avangrid, Inc 1,524
33,562 e Avista Corp 1,244
34,402 Black Hills Corp 2,330
44,523 e Brookfield Infrastructure Corp 1,812
72,027 Brookfield Renewable Corp 2,354
27,522 e California Water Service Group 1,450
325,046 Centerpoint Energy, Inc 9,160
9,405 e Chesapeake Utilities Corp 1,085
10,556 Clearway Energy, Inc (Class A) 307
47,061 Clearway Energy, Inc (Class C) 1,499
148,205 CMS Energy Corp 8,631
182,270 Consolidated Edison, Inc 15,632
164,317 e Constellation Energy Corp 13,670
427,454 Dominion Energy, Inc 29,541
98,822 DTE Energy Co 11,369
391,762 Duke Energy Corp 36,442
195,908 Edison International 11,085
106,399 Entergy Corp 10,707
120,688 Essential Utilities Inc 4,994
112,667 Evergy, Inc 6,692
177,794 Eversource Energy 13,861
505,635 Exelon Corp 18,941

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
276,167 FirstEnergy Corp $ 10,218
6,410 Global Water Resources, Inc 75
56,097 e Hawaiian Electric Industries, Inc 1,944
23,041 Idacorp, Inc 2,281
15,195 MGE Energy, Inc 997
11,759 Middlesex Water Co 908
33,009 *,e Montauk Renewables, Inc 576
44,613 National Fuel Gas Co 2,746
52,723 New Jersey Resources Corp 2,040
1,013,777 NextEra Energy, Inc 79,490
209,437 NiSource, Inc 5,276
14,483 e Northwest Natural Holding Co 628
27,636 NorthWestern Corp 1,362
124,183 e NRG Energy, Inc 4,753
96,380 e OGE Energy Corp 3,514
27,567 e ONE Gas, Inc 1,940
24,734 e Ormat Technologies, Inc 2,132
16,819 e Otter Tail Corp 1,035
800,219 * PG&E Corp 10,003
55,268 Pinnacle West Capital Corp 3,565
31,359 e PNM Resources, Inc 1,434
40,332 e Portland General Electric Co 1,753
390,063 PPL Corp 9,888
256,899 Public Service Enterprise Group, Inc 14,445
11,616 *,e Pure Cycle Corp 97
162,307 Sempra Energy 24,336
12,005 e SJW Corp 692
58,642 South Jersey Industries, Inc 1,960
539,496 Southern Co 36,686
31,668 Southwest Gas Holdings Inc 2,209
21,354 e Spire, Inc 1,331
46,961 * Sunnova Energy International, Inc 1,037
105,006 UGI Corp 3,395
10,272 Unitil Corp 477
7,544 e Via Renewables, Inc 52
219,879 Vistra Energy Corp 4,617
159,399 WEC Energy Group, Inc 14,255
280,885 Xcel Energy, Inc 17,977
9,006 York Water Co 346
TOTAL UTILITIES 547,658
TOTAL COMMON STOCKS 18,321,812
(Cost $7,828,815)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,917 † Chinook Therapeutics, Inc 0
6,981 † Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0 ^
TOTAL RIGHTS/WARRANTS 0 ^
(Cost $0)

Portfolio of investments
(unaudited)
CREF Equity Index Account September 30, 2022

College Retirement Equities Fund
concluded
Cost amounts are in thousands.
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS - 2.3%
REPURCHASE AGREEMENT - 0.3%
$ 40,990,000 r Fixed Income Clearing Corp (FICC) 2 .950% 10/03/22 $ 40,990
TOTAL REPURCHASE AGREEMENT 40,990
TOTAL SHORT-TERM INVESTMENTS 40,990
(Cost $40,990)
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
370,659,308 c State Street Navigator Securities Lending Government Money Market Portfolio 3 .070 370,659
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 370,659
TOTAL SHORT-TERM INVESTMENTS 370,659
(Cost $370,659)
TOTAL INVESTMENTS - 102.0% 18,733,461
(Cost $8,240,464)
OTHER ASSETS & LIABILITIES, NET - (2.0)% (359,470)
NET ASSETS - 100.0% $18,373,991
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $384,205,630.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $40,990,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $41,809,843.
Futures contracts outstanding as of September 30, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 184 12/16/22  $ 36,521 $ 33,134 $ (3,387)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANK LOAN OBLIGATIONS - 0.6%
AUTOMOBILES & COMPONENTS - 0.0%
$ 591,066 i Adient US LLC LIBOR 12 M + 3.250% 6 .365% 04/10/28 $ 560
618,326 i Clarios Global LP LIBOR 12 M + 3.250% 6 .365 04/30/26 587
1,454,637 i Gates Global LLC LIBOR 12 M + 2.500% 5 .615 03/31/27 1,400
TOTAL AUTOMOBILES & COMPONENTS 2,547
CAPITAL GOODS - 0.0%
174,057 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.750% 4 .764 01/15/25 170
219,938 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.500% 4 .514 02/12/27 211
586,543 i Beacon Roofing Supply, Inc LIBOR 12 M + 2.250% 5 .365 05/19/28 567
350,396 i Cornerstone Building Brands, Inc LIBOR 12 M + 3.250% 6 .068 04/12/28 290
978,906 i TransDigm, Inc LIBOR 4 M + 2.250% 5 .924 08/22/24 957
1,062,058 i TransDigm, Inc LIBOR 4 M + 2.250% 5 .924 05/30/25 1,022
TOTAL CAPITAL GOODS 3,217
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
468,314 i AECOM LIBOR 12 M + 1.750% 4 .865 04/13/28 468
1,158,076 i GFL Environmental, Inc LIBOR 4 M + 3.000% 5 .806 05/30/25 1,148
1,819,722 i Prime Security Services Borrower LLC LIBOR 12 M + 2.750% 5 .303 09/23/26 1,767
552,563 i Spin Holdco, Inc LIBOR 4 M + 4.000% 7 .144 03/04/28 487
3,008,867 i Trans Union LLC LIBOR 12 M + 2.250% 5 .365 12/01/28 2,920
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,790
CONSUMER DURABLES & APPAREL - 0.0%
281,327 i Samsonite IP Holdings Sarl LIBOR 12 M + 1.750% 4 .865 04/25/25 274
TOTAL CONSUMER DURABLES & APPAREL 274
CONSUMER SERVICES - 0.1%
434,715 i 1011778 BC ULC LIBOR 12 M + 2.000% 5 .115 07/03/28 417
865,844 i Carnival Corp LIBOR 4 M + 3.250% 6 .127 10/18/28 764
358,588 i IRB Holding Corp SOFR 12M + 3.000% 5 .696 12/15/27 337
946,865 i KFC Holding Co LIBOR 12 M + 1.750% 4 .743 03/15/28 939
1,555,372 i Sophia LP LIBOR 4 M + 3.500% 7 .174 10/07/27 1,499
1,444,000 i Stars Group Holdings BV LIBOR 4 M + 2.250% 5 .892 07/21/26 1,392
TOTAL CONSUMER SERVICES 5,348
DIVERSIFIED FINANCIALS - 0.0%
622,705 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 5 .365 03/24/25 602
1,273,135 i Reynolds Group Holdings, Inc LIBOR 12 M + 3.250% 6 .365 02/05/26 1,222
TOTAL DIVERSIFIED FINANCIALS 1,824
ENERGY - 0.0%
1,427,225 i Buckeye Partners LP LIBOR 12 M + 2.250% 5 .365 11/01/26 1,394
1,415,717 i Delek US Holdings, Inc LIBOR 12 M + 2.250% 5 .365 03/31/25 1,374
128,567 i DT Midstream, Inc LIBOR 12 M + 2.000% 5 .125 06/26/28 129
TOTAL ENERGY 2,897
FOOD, BEVERAGE & TOBACCO - 0.0%
430,500 i Chobani LLC LIBOR 12 M + 3.500% 6 .615 10/25/27 396
638,797 i Hostess Brands LLC LIBOR 4 M + 2.250% 5 .056 08/03/25 619
TOTAL FOOD, BEVERAGE & TOBACCO 1,015
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
324,828 i Change Healthcare Holdings LLC LIBOR 1 M + 2.500% 5 .024 03/01/24 324
1,592,053 i Da Vinci Purchaser Corp LIBOR 4 M + 4.000% 6 .250 01/08/27 1,503
707,743 i DaVita, Inc LIBOR 12 M + 1.750% 4 .865 08/12/26 675
300,449 i Grifols Worldwide Operations USA, Inc LIBOR 12 M + 2.000% 5 .115 11/15/27 286
1,468,842 i RegionalCare Hospital Partners Holdings, Inc LIBOR 12 M + 3.750% 6 .871 11/16/25 1,369
2,131,100 i Select Medical Corp LIBOR 12 M + 2.500% 5 .620 03/06/25 2,067

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 80,457 i Team Health Holdings, Inc SOFR 12M + 5.250% 8 .284% 03/02/27 $ 69
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,293
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
427,143 i Weber-Stephen Products LLC LIBOR 12 M + 3.250% 6 .365 10/30/27 351
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 351
INSURANCE - 0.0%
1,423,350 i NFP Corp LIBOR 12 M + 3.250% 6 .365 02/15/27 1,341
1,773,395 i USI, Inc LIBOR 4 M + 2.750% 6 .424 05/16/24 1,730
TOTAL INSURANCE 3,071
MATERIALS - 0.1%
1,252,181 i Asplundh Tree Expert LLC LIBOR 12 M + 1.750% 4 .865 09/07/27 1,223
940,578 i Berry Global, Inc LIBOR 4 M + 1.750% 4 .178 07/01/26 913
287,760 i Messer Industries USA, Inc LIBOR 4 M + 2.500% 6 .174 03/02/26 276
623,437 i PolyOne Corp LIBOR 12 M + 3.060% 5 .584 01/30/26 622
298,826 i Reynolds Consumer Products LLC LIBOR 12 M + 1.750% 4 .865 02/04/27 288
1,170,087 i Tamko Building Products, Inc LIBOR 4 M + 3.000% 5 .806 05/29/26 1,110
TOTAL MATERIALS 4,432
MEDIA & ENTERTAINMENT - 0.1%
1,187,873 i Alliance Laundry Systems LLC LIBOR 4 M + 3.500% 5 .955 10/08/27 1,142
244,129 i Arterra Wines Canada, Inc LIBOR 4 M + 3.500% 7 .142 11/24/27 230
304,563 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 6 .068 11/30/27 293
1,416,350 i Charter Communications Operating LLC LIBOR 12 M + 1.750% 4 .870 02/01/27 1,366
700,375 i CNT Holdings I Corp SOFR 12M + 3.500% 6 .248 11/08/27 669
515,108 i CSC Holdings LLC LIBOR 12 M + 2.500% 5 .318 04/15/27 483
972,556 †,i Diamond Sports Group LLC SOFR 12M + 8.000% 6 .458 05/25/26 195
142,084 i Diamond Sports Group LLC SOFR 12M + 8.000% 10 .696 05/25/26 137
929,517 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 8 .115 08/02/27 868
582,000 i Mozart Borrower LP LIBOR 12 M + 3.250% 6 .365 10/23/28 536
492,494 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 5 .617 02/15/28 354
1,143,150 i Radiate Holdco LLC LIBOR 12 M + 3.250% 6 .365 09/25/26 1,060
594,000 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 6 .460 10/20/27 597
1,279,872 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 6 .871 07/30/27 1,230
1,642,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 5 .318 01/31/28 1,571
TOTAL MEDIA & ENTERTAINMENT 10,731
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
588,884 i Avantor, Inc LIBOR 12 M + 2.250% 5 .365 11/08/27 575
540,684 i,q Endo Luxembourg Finance Co I Sarl PRIME 4M + 6.000% 12 .250 03/27/28 459
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,034
REAL ESTATE - 0.0%
983,871 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 5 .865 08/21/25 943
TOTAL REAL ESTATE 943
RETAILING - 0.0%
538,180 h,i LS GROUP OPCO ACQUISITIO LIBOR 4 M + 3.250% 6 .580 11/02/27 517
TOTAL RETAILING 517
SOFTWARE & SERVICES - 0.1%
316,852 i Camelot Finance S.A. LIBOR 12 M + 3.000% 6 .115 10/30/26 307
717,175 i Camelot US Acquisition LIBOR 12 M + 3.000% 6 .115 10/30/26 695
482,689 i Hyland Software, Inc LIBOR 12 M + 3.500% 6 .615 07/01/24 469
1,927,000 i NortonLifeLock, Inc SOFR 12M + 2.000% 4 .848 09/12/29 1,857
709,292 i Rocket Software, Inc LIBOR 12 M + 4.250% 7 .365 11/28/25 680
45,532 i Sabre GLBL, Inc LIBOR 12 M + 2.000% 5 .115 02/22/24 45

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,165,800 i UKG, Inc LIBOR 4 M + 3.250% 5 .535% 05/04/26 $ 1,112
TOTAL SOFTWARE & SERVICES 5,165
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
551,472 i TTM Technologies, Inc LIBOR 12 M + 2.500% 5 .628 09/28/24 543
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 543
TELECOMMUNICATION SERVICES - 0.0%
455,553 i Zayo Group Holdings, Inc LIBOR 12 M + 3.000% 6 .115 03/09/27 383
TOTAL TELECOMMUNICATION SERVICES 383
TRANSPORTATION - 0.0%
403,988 i Air Canada LIBOR 4 M + 3.500% 6 .421 08/11/28 385
459,616 i American Airlines, Inc LIBOR 12 M + 2.000% 4 .818 12/15/23 455
TOTAL TRANSPORTATION 840
UTILITIES - 0.0%
709,141 i Gopher Resource LLC LIBOR 12 M + 3.250% 6 .365 03/06/25 589
TOTAL UTILITIES 589
TOTAL BANK LOAN OBLIGATIONS 58,804
(Cost $62,224)
BONDS - 96.8%
CORPORATE BONDS - 33.2%
AUTOMOBILES & COMPONENTS - 0.4%
EUR 500,000 Aptiv plc 1 .500 03/10/25 459
EUR 500,000 g Dana Financing Luxembourg Sarl 3 .000 07/15/29 352
225,000 Dana, Inc 5 .375 11/15/27 191
350,000 Dana, Inc 5 .625 06/15/28 289
11,000,000 General Motors Co 6 .125 10/01/25 11,005
10,250,000 General Motors Co 5 .400 10/15/29 9,451
6,575,000 General Motors Co 6 .600 04/01/36 6,147
5,500,000 General Motors Co 5 .200 04/01/45 4,188
1,375,000 General Motors Co 6 .750 04/01/46 1,252
3,575,000 e,g Hyundai Capital Services, Inc 2 .125 04/24/25 3,273
EUR 400,000 g,o IHO Verwaltungs GmbH 3 .750 09/15/26 322
4,450,000 Magna International, Inc 3 .625 06/15/24 4,363
EUR 300,000 Volkswagen Bank GmbH 2 .500 07/31/26 276
TOTAL AUTOMOBILES & COMPONENTS 41,568
BANKS - 7.2%
2,000,000 g Akbank T.A.S. 6 .800 06/22/31 1,622
1,775,000 g Banco de Credito del Peru 3 .125 07/01/30 1,552
5,929,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 4,569
3,000,000 g Banco del Estado de Chile 2 .704 01/09/25 2,802
300,000 g Banco General S.A. 4 .125 08/07/27 275
3,800,000 g Banco Internacional del Peru SAA Interbank 3 .375 01/18/23 3,779
7,400,000 Banco Santander S.A. 5 .294 08/18/27 6,971
EUR 400,000 Banco Santander S.A. 0 .200 02/11/28 319
2,600,000 Banco Santander S.A. 3 .800 02/23/28 2,253
600,000 Banco Santander S.A. 7 .500 N/A‡ 558
350,000 Bancolombia S.A. 3 .000 01/29/25 319
2,650,000 Bancolombia S.A. 4 .625 12/18/29 2,226
3,010,000 g Bangkok Bank PCL 3 .466 09/23/36 2,327
2,750,000 g Banistmo S.A. 4 .250 07/31/27 2,475
8,100,000 g Bank Hapoalim BM 3 .255 01/21/32 6,723
6,300,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 5,339

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,850,000 Bank of America Corp 3 .004% 12/20/23 $ 4,824
EUR 400,000 Bank of America Corp 1 .375 03/26/25 374
10,000,000 Bank of America Corp 4 .827 07/22/26 9,777
EUR 300,000 Bank of America Corp 1 .776 05/04/27 271
17,250,000 Bank of America Corp 3 .824 01/20/28 15,878
5,500,000 Bank of America Corp 4 .948 07/22/28 5,285
34,450,000 Bank of America Corp 2 .496 02/13/31 27,183
55,925,000 Bank of America Corp 2 .592 04/29/31 44,352
39,000,000 Bank of America Corp 1 .922 10/24/31 28,848
13,450,000 Bank of America Corp 2 .299 07/21/32 10,052
26,750,000 Bank of America Corp 2 .676 06/19/41 17,277
5,000,000 Bank of America Corp 6 .250 N/A‡ 4,831
3,000,000 Bank of America Corp 6 .100 N/A‡ 2,876
2,975,000 Bank of Montreal 3 .803 12/15/32 2,580
EUR 400,000 Barclays plc 0 .625 11/14/23 391
9,475,000 Barclays plc 3 .932 05/07/25 9,112
6,075,000 Barclays plc 3 .330 11/24/42 3,841
5,600,000 g BNP Paribas S.A. 1 .904 09/30/28 4,519
5,000,000 g BNP Paribas S.A. 2 .159 09/15/29 3,911
2,775,000 g BNP Paribas S.A. 2 .588 08/12/35 1,982
4,200,000 g CIMB Bank Bhd 2 .125 07/20/27 3,652
36,375,000 Citigroup, Inc 3 .200 10/21/26 33,322
13,835,000 Citigroup, Inc 4 .450 09/29/27 12,807
7,125,000 Citigroup, Inc 2 .572 06/03/31 5,604
19,050,000 Citigroup, Inc 2 .520 11/03/32 14,435
15,100,000 Citigroup, Inc 4 .910 05/24/33 13,892
4,000,000 Citigroup, Inc 6 .300 N/A‡ 3,725
5,000,000 Citigroup, Inc 5 .000 N/A‡ 4,449
8,425,000 Cooperatieve Rabobank UA 3 .750 07/21/26 7,761
EUR 200,000 Cooperatieve Rabobank UA 3 .250 N/A‡ 149
4,125,000 g Credicorp Ltd 2 .750 06/17/25 3,766
6,100,000 g Credit Agricole S.A. 4 .125 01/10/27 5,661
2,450,000 g DBS Group Holdings Ltd 4 .520 12/11/28 2,431
200,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 199
2,975,000 g Development Bank of Kazakhstan JSC 2 .950 05/06/31 2,318
7,525,000 Discover Bank 2 .450 09/12/24 7,117
7,305,000 Discover Bank 3 .450 07/27/26 6,650
3,750,000 Discover Bank 2 .700 02/06/30 2,944
3,325,000 g Grupo Aval Ltd 4 .375 02/04/30 2,408
2,880,000 g Hana Bank 3 .500 N/A‡ 2,579
9,925,000 HSBC Holdings plc 4 .292 09/12/26 9,361
18,250,000 HSBC Holdings plc 2 .251 11/22/27 15,333
6,200,000 HSBC Holdings plc 2 .013 09/22/28 4,955
20,675,000 HSBC Holdings plc 2 .206 08/17/29 15,998
3,750,000 HSBC Holdings plc 3 .973 05/22/30 3,174
7,000,000 Huntington Bancshares, Inc 5 .625 N/A‡ 6,487
2,125,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 1,839
200,000 g Intesa Sanpaolo S.p.A 4 .198 06/01/32 135
4,850,000 JPMorgan Chase & Co 2 .700 05/18/23 4,803
31,125,000 JPMorgan Chase & Co 2 .301 10/15/25 29,188
4,100,000 JPMorgan Chase & Co 2 .005 03/13/26 3,755
14,600,000 JPMorgan Chase & Co 3 .200 06/15/26 13,554
8,325,000 JPMorgan Chase & Co 4 .323 04/26/28 7,801
EUR 600,000 JPMorgan Chase & Co 1 .638 05/18/28 524
12,000,000 JPMorgan Chase & Co 4 .203 07/23/29 10,919
18,700,000 JPMorgan Chase & Co 3 .702 05/06/30 16,325
20,800,000 JPMorgan Chase & Co 2 .522 04/22/31 16,442
22,900,000 JPMorgan Chase & Co 1 .953 02/04/32 16,940
23,950,000 JPMorgan Chase & Co 2 .963 01/25/33 18,827
4,625,000 JPMorgan Chase & Co 2 .525 11/19/41 2,887
20,750,000 JPMorgan Chase & Co 3 .157 04/22/42 14,207

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,500,000 JPMorgan Chase & Co 5 .000 % N/A‡ $ 4,960
11,100,000 JPMorgan Chase & Co 6 .100 N/A‡ 10,656
6,250,000 JPMorgan Chase & Co 3 .650 N/A‡ 5,061
GBP 500,000 Lloyds Banking Group plc 1 .985 12/15/31 435
5,950,000 M&T Bank Corp 3 .500 N/A‡ 4,436
3,675,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 3,082
5,700,000 NatWest Group plc 5 .516 09/30/28 5,410
9,225,000 g NBK SPC Ltd 1 .625 09/15/27 7,910
2,100,000 g Oversea-Chinese Banking Corp Ltd 1 .832 09/10/30 1,879
6,000,000 PNC Financial Services Group, Inc 3 .900 04/29/24 5,913
7,465,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 5,571
CNY 8,000,000 QNB Finance Ltd 3 .150 02/04/26 1,081
8,375,000 Santander Holdings USA, Inc 3 .400 01/18/23 8,340
3,675,000 Sumitomo Mitsui Financial Group, Inc 2 .778 10/18/22 3,674
7,800,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 7,017
5,385,000 SVB Financial Group 4 .100 N/A‡ 3,672
11,700,000 Toronto-Dominion Bank 4 .285 09/13/24 11,524
2,350,000 Toronto-Dominion Bank 3 .625 09/15/31 2,142
2,400,000 Truist Financial Corp 4 .000 05/01/25 2,336
5,000,000 Truist Financial Corp 4 .950 N/A‡ 4,804
9,000,000 Truist Financial Corp 4 .800 N/A‡ 8,013
3,050,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 2,482
3,065,000 g UBS Group AG. 3 .179 02/11/43 1,974
3,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 2,661
2,350,000 g United Overseas Bank Ltd 3 .750 04/15/29 2,288
3,500,000 g United Overseas Bank Ltd 2 .000 10/14/31 3,010
GBP 500,000 Virgin Money UK plc 3 .375 04/24/26 493
3,700,000 Wells Fargo & Co 3 .750 01/24/24 3,642
5,300,000 Wells Fargo & Co 3 .550 09/29/25 5,040
14,075,000 Wells Fargo & Co 3 .526 03/24/28 12,748
16,375,000 Wells Fargo & Co 2 .393 06/02/28 14,043
6,000,000 Wells Fargo & Co 5 .900 N/A‡ 5,459
10,000,000 Wells Fargo & Co 3 .900 N/A‡ 8,456
8,500,000 Wells Fargo & Co 5 .875 N/A‡ 8,092
4,521,000 Westpac Banking Corp 2 .668 11/15/35 3,326
TOTAL BANKS 773,226
CAPITAL GOODS - 0.9%
3,250,000 Air Lease Corp 3 .125 12/01/30 2,559
25,400,000 Boeing Co 2 .196 02/04/26 22,541
5,350,000 Boeing Co 3 .250 02/01/28 4,667
7,600,000 Boeing Co 2 .950 02/01/30 6,110
3,352,000 Boeing Co 3 .250 02/01/35 2,367
3,350,000 Boeing Co 5 .705 05/01/40 2,926
8,425,000 Boeing Co 5 .805 05/01/50 7,321
200,000 g DAE Funding LLC 3 .375 03/20/28 169
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,414
EUR 500,000 Honeywell International, Inc 0 .000 03/10/24 467
5,425,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 4,873
3,000,000 g Korea East-West Power Co Ltd 1 .750 05/06/25 2,748
2,075,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 2,004
450,000 L3Harris Technologies, Inc 3 .850 06/15/23 448
7,275,000 Northrop Grumman Corp 3 .250 01/15/28 6,620
5,275,000 Parker-Hannifin Corp 3 .250 06/14/29 4,645
15,300,000 Raytheon Technologies Corp 4 .125 11/16/28 14,295
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 427
5,575,000 Raytheon Technologies Corp 2 .250 07/01/30 4,505
5,390,000 Raytheon Technologies Corp 4 .500 06/01/42 4,609
325,000 g Rolls-Royce plc 5 .750 10/15/27 282
EUR 800,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 630
4,000,000 g TSMC Global Ltd 1 .000 09/28/27 3,273

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 300,000 g WESCO Distribution, Inc 7 .250% 06/15/28 $ 294
TOTAL CAPITAL GOODS 101,194
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
EUR 1,000,000 g Albion Financing 1 SARL 5 .250 10/15/26 837
EUR 250,000 g Allied Universal Holdco LLC 3 .625 06/01/28 182
325,000 g ASGN, Inc 4 .625 05/15/28 280
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 796
750,000 g GFL Environmental, Inc 4 .250 06/01/25 703
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 915
2,350,000 g Prime Security Services Borrower LLC 5 .250 04/15/24 2,268
2,000,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 1,882
1,325,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 1,113
725,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 619
3,771,000 Republic Services, Inc 2 .900 07/01/26 3,464
2,525,000 Waste Management, Inc 2 .500 11/15/50 1,538
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,597
CONSUMER DURABLES & APPAREL - 0.0%
149,000 Newell Brands, Inc 4 .875 06/01/25 144
TOTAL CONSUMER DURABLES & APPAREL 144
CONSUMER SERVICES - 0.9%
9,820,000 Amherst College 4 .100 11/01/45 7,955
29,085,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 27,938
12,875,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 11,189
1,825,000 g Cedar Fair LP 5 .500 05/01/25 1,755
3,800,000 g ENA Master Trust 4 .000 05/19/48 2,823
125,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 117
1,610,000 g International Game Technology plc 6 .500 02/15/25 1,606
EUR 500,000 g International Game Technology plc 3 .500 06/15/26 435
6,400,000 McDonald's Corp 4 .600 09/09/32 6,114
8,000,000 President and Fellows of Harvard College 3 .529 10/01/31 7,142
14,250,000 President and Fellows of Harvard College 3 .619 10/01/37 12,308
1,000,000 Sands China Ltd 2 .800 03/08/27 795
2,100,000 Sands China Ltd 5 .400 08/08/28 1,765
15,000,000 Smith College 4 .620 07/01/45 13,390
1,125,000 g Wynn Macau Ltd 5 .500 01/15/26 853
TOTAL CONSUMER SERVICES 96,185
DIVERSIFIED FINANCIALS - 3.4%
8,975,000 AerCap Ireland Capital DAC 1 .750 01/30/26 7,675
21,000,000 AerCap Ireland Capital DAC 2 .450 10/29/26 17,716
3,144,000 AerCap Ireland Capital DAC 3 .000 10/29/28 2,521
2,650,000 AerCap Ireland Capital DAC 3 .300 01/30/32 1,993
2,250,000 AerCap Ireland Capital DAC 3 .850 10/29/41 1,495
4,000,000 American Express Co 3 .700 08/03/23 3,974
1,375,000 American Express Co 2 .550 03/04/27 1,225
7,500,000 American Express Co 3 .550 N/A‡ 5,780
EUR 425,000 American Honda Finance Corp 1 .950 10/18/24 407
2,900,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,270
2,800,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 2,430
10,000,000 Bank of New York Mellon Corp 4 .700 N/A‡ 9,575
300,000 g BBVA Bancomer S.A. 5 .350 11/12/29 282
1,500,000 g BBVA Bancomer S.A. 5 .125 01/18/33 1,241
449,000 g BPCE S.A. 4 .625 07/11/24 435
EUR 300,000 BPCE S.A. 0 .500 09/15/27 253
16,950,000 Capital One Bank USA NA 3 .375 02/15/23 16,880
EUR 500,000 Capital One Financial Corp 0 .800 06/12/24 464
6,635,000 e Capital One Financial Corp 3 .950 N/A‡ 5,208
EUR 100,000 Celanese US Holdings LLC 0 .625 09/10/28 68

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,000,000 Charles Schwab Corp 5 .375 % N/A‡ $ 6,808
6,250,000 Community Preservation Corp 2 .867 02/01/30 5,075
2,950,000 g Credit Suisse Group AG. 2 .193 06/05/26 2,565
9,100,000 g Credit Suisse Group AG. 1 .305 02/02/27 7,387
GBP 300,000 Credit Suisse Group AG. 2 .250 06/09/28 256
6,200,000 g Credit Suisse Group AG. 6 .442 08/11/28 5,766
7,700,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 7,577
8,825,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 8,221
GBP 300,000 Danske Bank A.S. 2 .250 01/14/28 269
7,350,000 Deutsche Bank AG. 5 .371 09/09/27 7,094
5,575,000 Deutsche Bank AG. 2 .311 11/16/27 4,522
600,000 Deutsche Bank AG. 3 .742 01/07/33 389
3,543,000 Equitable Holdings, Inc 4 .950 N/A‡ 3,322
16,531,000 GE Capital International Funding Co 4 .418 11/15/35 14,810
20,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 18,423
19,850,000 General Motors Financial Co, Inc 5 .000 04/09/27 18,816
EUR 500,000 General Motors Financial Co, Inc 0 .600 05/20/27 398
30,925,000 General Motors Financial Co, Inc 2 .700 06/10/31 22,702
5,450,000 General Motors Financial Co, Inc 5 .700 N/A‡ 4,671
12,825,000 Goldman Sachs Group, Inc 3 .500 04/01/25 12,251
28,750,000 Goldman Sachs Group, Inc 4 .482 08/23/28 26,982
6,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 4,436
12,080,000 Goldman Sachs Group, Inc 2 .615 04/22/32 9,364
3,550,000 Goldman Sachs Group, Inc 4 .017 10/31/38 2,804
6,825,000 Goldman Sachs Group, Inc 3 .436 02/24/43 4,726
3,000,000 Goldman Sachs Group, Inc 3 .800 N/A‡ 2,325
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 163
3,600,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,748
1,700,000 g Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,370
EUR 500,000 ING Groep NV 1 .250 02/16/27 441
3,000,000 g Minejesa Capital BV 4 .625 08/10/30 2,475
10,000,000 Morgan Stanley 2 .188 04/28/26 9,173
31,425,000 Morgan Stanley 3 .125 07/27/26 28,937
EUR 700,000 Morgan Stanley 1 .342 10/23/26 633
6,200,000 Morgan Stanley 1 .512 07/20/27 5,280
7,450,000 Morgan Stanley 2 .699 01/22/31 6,040
3,850,000 Morgan Stanley 1 .794 02/13/32 2,814
500,000 Morgan Stanley 1 .928 04/28/32 365
EUR 500,000 Morgan Stanley 2 .950 05/07/32 433
4,175,000 Morgan Stanley 2 .239 07/21/32 3,136
4,440,000 Northern Trust Corp 4 .600 N/A‡ 3,960
3,350,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,797
4,125,000 g Societe Generale S.A. 4 .027 01/21/43 2,555
550,000 Springleaf Finance Corp 5 .375 11/15/29 426
5,600,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 4,900
TOTAL DIVERSIFIED FINANCIALS 362,497
ENERGY - 2.8%
EUR 500,000 BP Capital Markets plc 1 .231 05/08/31 388
5,000,000 Cenovus Energy, Inc 5 .400 06/15/47 4,280
4,550,000 Diamondback Energy, Inc 3 .125 03/24/31 3,691
4,250,000 Diamondback Energy, Inc 4 .250 03/15/52 3,103
5,250,000 Ecopetrol S.A. 5 .375 06/26/26 4,746
2,000,000 Ecopetrol S.A. 6 .875 04/29/30 1,680
2,125,000 Ecopetrol S.A. 4 .625 11/02/31 1,488
3,000,000 g Empresa Nacional del Petroleo 5 .250 11/06/29 2,771
2,975,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 2,328
12,968,000 Enbridge, Inc 3 .125 11/15/29 11,089
2,950,000 Enbridge, Inc 3 .400 08/01/51 1,977
2,624,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,458
6,421,000 Energy Transfer Operating LP 3 .600 02/01/23 6,394

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,500,000 Energy Transfer Operating LP 4 .200% 09/15/23 $ 2,473
4,575,000 Energy Transfer Operating LP 2 .900 05/15/25 4,264
4,725,000 Energy Transfer Operating LP 4 .750 01/15/26 4,552
2,950,000 Energy Transfer Operating LP 5 .500 06/01/27 2,874
6,350,000 Energy Transfer Operating LP 4 .950 06/15/28 5,914
4,225,000 Energy Transfer Operating LP 5 .250 04/15/29 3,973
8,700,000 Energy Transfer Operating LP 6 .250 04/15/49 7,718
9,125,000 Energy Transfer Operating LP 5 .000 05/15/50 7,132
5,125,000 Enterprise Products Operating LLC 3 .700 02/15/26 4,889
5,425,000 Enterprise Products Operating LLC 3 .125 07/31/29 4,673
2,650,000 Enterprise Products Operating LLC 4 .250 02/15/48 2,044
6,200,000 Enterprise Products Operating LLC 4 .200 01/31/50 4,734
10,600,000 Enterprise Products Operating LLC 3 .700 01/31/51 7,453
4,500,000 Enterprise Products Operating LLC 3 .200 02/15/52 2,872
6,500,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,229
450,000 g EQM Midstream Partners LP 6 .000 07/01/25 416
3,082,950 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,521
3,300,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,537
EUR 300,000 †,g Gazprom PJSC via Gaz Finance plc 1 .850 11/17/28 140
3,475,000 g KazTransGas JSC 4 .375 09/26/27 2,922
2,900,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 2,457
5,325,000 Magellan Midstream Partners LP 3 .250 06/01/30 4,534
9,075,000 Marathon Petroleum Corp 3 .800 04/01/28 8,120
5,060,000 Marathon Petroleum Corp 4 .750 09/15/44 4,059
5,500,000 Marathon Petroleum Corp 5 .000 09/15/54 4,423
725,000 g MEG Energy Corp 5 .875 02/01/29 651
8,950,000 MPLX LP 1 .750 03/01/26 7,831
20,000,000 MPLX LP 2 .650 08/15/30 15,668
5,825,000 MPLX LP 4 .700 04/15/48 4,438
275,000 Murphy Oil Corp 5 .875 12/01/27 257
1,000,000 †,q NAK Naftogaz Ukraine via Kondor Finance plc 7 .375 07/19/24 240
2,200,000 Occidental Petroleum Corp 5 .550 03/15/26 2,203
1,350,000 g Oleoducto Central S.A. 4 .000 07/14/27 1,041
11,642,000 ONEOK, Inc 4 .550 07/15/28 10,658
12,150,000 ONEOK, Inc 4 .350 03/15/29 10,869
5,000,000 ONEOK, Inc 4 .500 03/15/50 3,616
315,000 g Parkland Corp 4 .625 05/01/30 255
500,000 g Parkland Fuel Corp 5 .875 07/15/27 464
3,000,000 g Pertamina Persero PT 4 .300 05/20/23 2,973
1,425,000 g Pertamina Persero PT 3 .650 07/30/29 1,228
1,200,000 Petrobras Global Finance BV 5 .999 01/27/28 1,157
560,000 Petrobras Global Finance BV 7 .250 03/17/44 509
1,000,000 Petroleos Mexicanos 1 .950 12/20/22 995
535,000 Petroleos Mexicanos 2 .000 12/20/22 532
1,600,000 Petroleos Mexicanos 6 .840 01/23/30 1,193
5,300,000 Petroleos Mexicanos 5 .950 01/28/31 3,580
5,481,000 Petroleos Mexicanos 6 .700 02/16/32 3,846
13,575,000 Phillips 66 2 .150 12/15/30 10,459
3,225,000 Phillips 66 3 .300 03/15/52 2,111
2,375,000 g Phillips 66 Co 4 .680 02/15/45 1,957
475,000 Plains All American Pipeline LP 3 .800 09/15/30 398
2,314,510 g Rio Oil Finance Trust 8 .200 04/06/28 2,314
9,875,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 9,006
8,300,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 7,561
1,700,000 g Santos Finance Ltd 3 .649 04/29/31 1,321
2,000,000 g Saudi Arabian Oil Co 2 .250 11/24/30 1,610
3,000,000 g Saudi Arabian Oil Co 3 .250 11/24/50 2,000
5,325,000 Shell International Finance BV 3 .125 11/07/49 3,644
6,500,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 5,895
775,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 627
3,350,000 Targa Resources Corp 4 .200 02/01/33 2,790

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,225,000 Targa Resources Corp 4 .950% 04/15/52 $ 1,712
425,000 Targa Resources Partners LP 6 .500 07/15/27 420
4,300,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 3,359
11,000,000 Total Capital International S.A. 3 .127 05/29/50 7,596
13,800,000 TransCanada PipeLines Ltd 4 .250 05/15/28 12,775
3,475,000 TransCanada PipeLines Ltd 2 .500 10/12/31 2,674
4,675,000 Williams Cos, Inc 2 .600 03/15/31 3,666
TOTAL ENERGY 306,415
FOOD & STAPLES RETAILING - 0.1%
4,000,000 Costco Wholesale Corp 1 .600 04/20/30 3,207
EUR 500,000 SYSCO Corp 1 .250 06/23/23 482
5,450,000 SYSCO Corp 3 .150 12/14/51 3,445
8,500,000 Walmart, Inc 1 .800 09/22/31 6,753
4,000,000 Walmart, Inc 2 .500 09/22/41 2,788
TOTAL FOOD & STAPLES RETAILING 16,675
FOOD, BEVERAGE & TOBACCO - 1.0%
2,600,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 1,845
16,850,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 16,415
4,720,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 3,829
6,275,000 BAT Capital Corp 2 .259 03/25/28 4,991
10,225,000 BAT Capital Corp 4 .906 04/02/30 9,028
4,400,000 BAT Capital Corp 2 .726 03/25/31 3,275
3,100,000 BAT Capital Corp 4 .742 03/16/32 2,593
10,000,000 BAT International Finance plc 4 .448 03/16/28 8,913
1,000,000 g BRF S.A. 5 .750 09/21/50 689
3,875,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 3,270
4,000,000 g Coca-Cola Icecek AS. 4 .500 01/20/29 3,271
1,700,000 Constellation Brands, Inc 4 .400 11/15/25 1,664
2,675,000 Constellation Brands, Inc 3 .700 12/06/26 2,514
1,050,000 Constellation Brands, Inc 3 .150 08/01/29 902
6,900,000 Constellation Brands, Inc 2 .875 05/01/30 5,723
20,175,000 Constellation Brands, Inc 2 .250 08/01/31 15,498
1,500,000 g Corp Lindley S.A. 4 .625 04/12/23 1,492
4,500,000 Diageo Capital plc 1 .375 09/29/25 4,080
8,050,000 Diageo Capital plc 2 .375 10/24/29 6,732
2,850,000 Diageo Capital plc 2 .000 04/29/30 2,284
2,500,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 2,079
3,500,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 3,148
GBP 300,000 Tesco Corporate Treasury Services plc 2 .750 04/27/30 253
TOTAL FOOD, BEVERAGE & TOBACCO 104,488
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
1,500,000 Abbott Laboratories 5 .300 05/27/40 1,499
10,775,000 Anthem, Inc 2 .250 05/15/30 8,692
EUR 430,000 Becton Dickinson & Co 1 .401 05/24/23 418
1,925,000 Boston Scientific Corp 2 .650 06/01/30 1,597
3,285,000 Centene Corp 2 .450 07/15/28 2,675
2,910,000 Centene Corp 3 .000 10/15/30 2,304
19,230,000 Children's Hospital Medic 4 .268 05/15/44 16,741
18,475,000 CVS Health Corp 3 .750 04/01/30 16,429
30,950,000 CVS Health Corp 1 .750 08/21/30 23,690
9,750,000 CVS Health Corp 4 .780 03/25/38 8,548
4,050,000 CVS Health Corp 2 .700 08/21/40 2,659
8,350,000 CVS Health Corp 5 .050 03/25/48 7,353
1,950,000 CVS Health Corp 4 .250 04/01/50 1,526
4,105,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 3,315
4,225,000 HCA, Inc 5 .625 09/01/28 4,026
6,200,000 g HCA, Inc 3 .625 03/15/32 5,016
4,300,000 HCA, Inc 5 .500 06/15/47 3,633

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,350,000 g HCA, Inc 4 .625% 03/15/52 $ 4,018
3,500,000 g Hologic, Inc 3 .250 02/15/29 2,862
6,250,000 Humana, Inc 3 .950 03/15/27 5,860
6,125,000 Humana, Inc 2 .150 02/03/32 4,654
GBP 500,000 McKesson Corp 3 .125 02/17/29 454
12,500,000 Mercy Health 3 .382 11/01/25 11,787
5,000,000 New York and Presbyterian Hospital 3 .563 08/01/36 4,164
EUR 450,000 Stryker Corp 2 .625 11/30/30 396
375,000 g Tenet Healthcare Corp 4 .625 06/15/28 328
5,775,000 UnitedHealth Group, Inc 2 .950 10/15/27 5,268
10,700,000 UnitedHealth Group, Inc 2 .300 05/15/31 8,608
3,250,000 UnitedHealth Group, Inc 3 .750 10/15/47 2,496
TOTAL HEALTH CARE EQUIPMENT & SERVICES 161,016
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,275,000 Church & Dwight Co, Inc 2 .300 12/15/31 1,001
5,625,000 Church & Dwight Co, Inc 5 .000 06/15/52 5,182
1,625,000 Colgate-Palmolive Co 3 .250 08/15/32 1,448
EUR 750,000 g Coty, Inc 3 .875 04/15/26 660
5,975,000 g GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 5,419
3,500,000 g GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 2,968
2,525,000 g Natura Cosmeticos S.A. 4 .125 05/03/28 1,995
EUR 600,000 The Procter & Gamble Company 0 .625 10/30/24 565
EUR 400,000 The Procter & Gamble Company 1 .875 10/30/38 314
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 19,552
INSURANCE - 1.2%
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 705
4,925,000 Aon Corp 2 .800 05/15/30 4,083
8,306,000 Aon plc 3 .500 06/14/24 8,102
5,250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 4,266
1,400,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,163
16,000,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 10,280
EUR 500,000 Chubb INA Holdings, Inc 1 .550 03/15/28 435
EUR 450,000 Chubb INA Holdings, Inc 1 .400 06/15/31 349
1,500,000 CNA Financial Corp 3 .950 05/15/24 1,471
1,825,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 1,644
EUR 250,000 g Fairfax Financial Holdings Ltd 2 .750 03/29/28 215
5,575,000 g Five Corners Funding Trust 4 .419 11/15/23 5,523
7,325,000 g Five Corners Funding Trust II 2 .850 05/15/30 6,029
3,000,000 g Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,507
22,408,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 18,904
1,100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 875
2,500,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 1,527
EUR 750,000 Liberty Mutual Group, Inc 2 .750 05/04/26 708
4,100,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 2,759
4,825,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 4,159
440,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 425
4,325,000 MetLife, Inc 3 .600 11/13/25 4,164
1,750,000 MetLife, Inc 5 .000 07/15/52 1,595
11,820,000 MetLife, Inc 3 .850 N/A‡ 10,574
8,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 7,729
11,875,000 PartnerRe Finance B LLC 4 .500 10/01/50 9,961
5,250,000 Principal Financial Group, Inc 2 .125 06/15/30 4,106
1,450,000 Prudential Financial, Inc 3 .905 12/07/47 1,102
6,960,000 Prudential Financial, Inc 3 .700 10/01/50 5,497
3,875,000 Prudential Financial, Inc 5 .125 03/01/52 3,359
3,000,000 g Prudential Funding LLC 6 .750 09/15/23 3,045

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,275,000 Reinsurance Group of America, Inc 3 .900% 05/15/29 $ 2,918
TOTAL INSURANCE 130,179
MATERIALS - 1.1%
7,975,000 Albemarle Corp 4 .650 06/01/27 7,644
1,925,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,591
2,600,000 g Alpek SAB de C.V. 3 .250 02/25/31 1,922
9,400,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 7,351
2,600,000 g Anglo American Capital plc 3 .875 03/16/29 2,234
4,550,000 g Anglo American Capital plc 2 .625 09/10/30 3,502
4,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 3,487
11,325,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 8,778
2,000,000 g Antofagasta plc 5 .625 05/13/32 1,848
EUR 500,000 g Ardagh Metal Packaging Finance USA LLC 2 .000 09/01/28 373
EUR 500,000 g Ardagh Metal Packaging Finance USA LLC 3 .000 09/01/29 349
1,875,000 Ball Corp 2 .875 08/15/30 1,439
852,000 Bemis Co, Inc 3 .100 09/15/26 785
4,879,000 Bemis Co, Inc 2 .630 06/19/30 3,920
14,250,000 Berry Global, Inc 1 .570 01/15/26 12,424
200,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 174
3,000,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 2,486
1,650,000 g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 1,353
2,000,000 g Cemex SAB de C.V. 7 .375 06/05/27 1,980
2,500,000 g Cemex SAB de C.V. 5 .450 11/19/29 2,234
1,600,000 g Cemex SAB de C.V. 5 .125 N/A‡ 1,282
4,200,000 g Corp Nacional del Cobre de Chile 3 .625 08/01/27 3,841
EUR 500,000 Dow Chemical Co 0 .500 03/15/27 414
1,800,000 g Freeport Indonesia PT 4 .763 04/14/27 1,621
2,750,000 Freeport-McMoRan, Inc 5 .450 03/15/43 2,294
2,400,000 g Fresnillo plc 4 .250 10/02/50 1,650
1,975,000 g GCC SAB de C.V. 3 .614 04/20/32 1,597
1,850,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,738
EUR 400,000 International Flavors & Fragrances, Inc 1 .800 09/25/26 360
1,519,000 e International Paper Co 4 .350 08/15/48 1,208
3,000,000 e,g Inversiones CMPC S.A. 4 .375 04/04/27 2,715
3,600,000 g Inversiones CMPC S.A. 3 .000 04/06/31 2,675
3,525,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 3,145
1,100,000 Mosaic Co 4 .875 11/15/41 890
4,000,000 Newmont Corp 2 .250 10/01/30 3,094
3,400,000 Newmont Corp 2 .600 07/15/32 2,592
6,675,000 Nutrien Ltd 2 .950 05/13/30 5,579
1,920,000 g OCI NV 4 .625 10/15/25 1,784
875,000 g OCP S.A. 3 .750 06/23/31 660
EUR 250,000 g Olympus Water US Holding Corp 3 .875 10/01/28 185
2,875,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 2,429
375,000 g PolyOne Corp 5 .750 05/15/25 362
250,000 g SABIC Capital II BV 4 .000 10/10/23 247
2,575,000 Sasol Financing USA LLC 4 .375 09/18/26 2,247
3,225,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 2,212
1,925,000 Suzano Austria GmbH 6 .000 01/15/29 1,794
4,300,000 Suzano Austria GmbH 3 .125 01/15/32 3,095
200,000 g UltraTech Cement Ltd 2 .800 02/16/31 154
3,600,000 WRKCo, Inc 4 .900 03/15/29 3,442
4,450,000 WRKCo, Inc 3 .000 06/15/33 3,443
TOTAL MATERIALS 124,623
MEDIA & ENTERTAINMENT - 1.9%
2,200,000 Activision Blizzard, Inc 3 .400 09/15/26 2,076
1,950,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,391
3,985,419 g Alfa Desarrollo S.p.A 4 .550 09/27/51 2,630
1,725,000 Baidu, Inc 4 .375 05/14/24 1,701

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,550,000 Baidu, Inc 1 .625% 02/23/27 $ 1,315
3,000,000 g Banco Nacional de Panama 2 .500 08/11/30 2,201
EUR 400,000 g Blackstone Private Credit Fund 1 .750 11/30/26 318
3,000,000 g BOC Aviation USA Corp 1 .625 04/29/24 2,832
EUR 750,000 g BOI Finance BV 7 .500 02/16/27 589
1,775,000 g Cable Onda S.A. 4 .500 01/30/30 1,397
5,000,000 g CCO Holdings LLC 4 .250 02/01/31 3,835
8,625,000 Charter Communications Operating LLC 2 .250 01/15/29 6,753
5,725,000 Charter Communications Operating LLC 2 .800 04/01/31 4,328
14,100,000 Charter Communications Operating LLC 3 .500 03/01/42 8,947
6,150,000 Charter Communications Operating LLC 5 .125 07/01/49 4,508
20,345,000 Charter Communications Operating LLC 4 .800 03/01/50 14,677
3,000,000 Charter Communications Operating LLC 3 .700 04/01/51 1,818
17,300,000 Comcast Corp 2 .350 01/15/27 15,514
EUR 450,000 Comcast Corp 0 .250 05/20/27 381
18,750,000 Comcast Corp 4 .150 10/15/28 17,709
16,275,000 Comcast Corp 1 .500 02/15/31 12,217
4,100,000 Comcast Corp 4 .400 08/15/35 3,624
17,000,000 Comcast Corp 3 .200 07/15/36 13,145
1,925,000 Comcast Corp 3 .900 03/01/38 1,569
28,050,000 Comcast Corp 2 .887 11/01/51 17,566
5,000,000 g CSC Holdings LLC 3 .375 02/15/31 3,525
2,099,000 Discovery Communications LLC 2 .950 03/20/23 2,081
GBP 300,000 Discovery Communications LLC 2 .500 09/20/24 310
3,000,000 g EIG Pearl Holdings Sarl 3 .545 08/31/36 2,377
1,550,000 e,g Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 870
200,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 171
4,300,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 2,944
EUR 205,000 g Goodyear Europe BV 2 .750 08/15/28 152
1,895,000 Grupo Televisa SAB 6 .625 01/15/40 1,860
650,000 Lamar Media Corp 3 .750 02/15/28 568
1,000,000 e Lamar Media Corp 4 .000 02/15/30 838
4,100,000 g Magallanes, Inc 4 .279 03/15/32 3,373
18,225,000 g Magallanes, Inc 5 .050 03/15/42 13,637
4,500,000 g Meta Platforms, Inc 4 .450 08/15/52 3,672
3,260,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,681
3,175,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 3,033
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,949
200,000 g POSCO 4 .500 08/04/27 190
2,675,000 g Sirius XM Radio, Inc 4 .125 07/01/30 2,174
4,850,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 4,502
975,000 g TEGNA, Inc 4 .750 03/15/26 941
675,000 TEGNA, Inc 4 .625 03/15/28 623
GBP 200,000 Time Warner Cable LLC 5 .750 06/02/31 195
4,400,000 Time Warner Cable LLC 5 .875 11/15/40 3,622
3,450,000 Time Warner Cable LLC 4 .500 09/15/42 2,382
EUR 700,000 g VZ Secured Financing BV 3 .500 01/15/32 490
2,105,000 Walt Disney Co 7 .625 11/30/28 2,340
2,700,000 Weibo Corp 3 .375 07/08/30 1,982
EUR 500,000 Whirlpool EMEA Finance Sarl 0 .500 02/20/28 399
TOTAL MEDIA & ENTERTAINMENT 207,922
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
3,250,000 AbbVie, Inc 2 .850 05/14/23 3,214
EUR 550,000 AbbVie, Inc 1 .250 06/01/24 522
23,650,000 AbbVie, Inc 4 .050 11/21/39 19,024
6,325,000 AbbVie, Inc 4 .400 11/06/42 5,253
2,230,000 AbbVie, Inc 4 .450 05/14/46 1,812
7,350,000 AstraZeneca Finance LLC 1 .200 05/28/26 6,440
9,650,000 AstraZeneca Finance LLC 2 .250 05/28/31 7,843

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,510,000 AstraZeneca plc 1 .375% 08/06/30 $ 5,024
EUR 750,000 g Avantor Funding, Inc 3 .875 07/15/28 632
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,335
5,275,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,521
2,000,000 Bristol-Myers Squibb Co 3 .550 03/15/42 1,565
3,125,000 Danaher Corp 2 .800 12/10/51 2,010
10,850,000 Gilead Sciences, Inc 2 .800 10/01/50 6,701
4,025,000 Merck & Co, Inc 2 .750 12/10/51 2,621
EUR 600,000 g Organon Finance  LLC 2 .875 04/30/28 469
750,000 g Organon Finance  LLC 5 .125 04/30/31 614
GBP 200,000 Pfizer, Inc 2 .735 06/15/43 152
20,175,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 15,948
EUR 400,000 Takeda Pharmaceutical Co Ltd 1 .375 07/09/32 308
EUR 500,000 Takeda Pharmaceutical Co Ltd 2 .000 07/09/40 351
1,975,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,398
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 887
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 87,644
REAL ESTATE - 2.3%
5,100,000 Agree LP 2 .000 06/15/28 4,110
1,675,000 e Alexandria Real Estate Equities, Inc 3 .950 01/15/28 1,547
5,500,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 5,203
2,418,000 American Tower Corp 3 .375 10/15/26 2,209
EUR 450,000 American Tower Corp 0 .450 01/15/27 374
1,600,000 American Tower Corp 3 .600 01/15/28 1,420
4,350,000 American Tower Corp 3 .800 08/15/29 3,816
13,700,000 American Tower Corp 2 .900 01/15/30 11,262
2,750,000 American Tower Corp 2 .100 06/15/30 2,106
3,825,000 American Tower Corp 1 .875 10/15/30 2,831
4,125,000 Brandywine Operating Partnership LP 4 .100 10/01/24 3,980
5,825,000 Brixmor Operating Partnership LP 3 .850 02/01/25 5,597
1,075,000 Brixmor Operating Partnership LP 2 .250 04/01/28 868
1,300,000 Brixmor Operating Partnership LP 2 .500 08/16/31 947
14,275,000 Crown Castle International Corp 2 .250 01/15/31 10,900
1,800,000 Crown Castle International Corp 2 .100 04/01/31 1,349
3,200,000 CubeSmart LP 2 .250 12/15/28 2,598
GBP 400,000 Digital Stout Holding LLC 3 .750 10/17/30 355
1,600,000 Duke Realty LP 3 .250 06/30/26 1,476
1,275,000 Duke Realty LP 2 .875 11/15/29 1,086
3,125,000 Duke Realty LP 1 .750 07/01/30 2,434
2,275,000 Equinix, Inc 2 .150 07/15/30 1,744
6,700,000 Essex Portfolio LP 3 .000 01/15/30 5,567
6,600,000 Healthcare Realty Holdings LP 3 .875 05/01/25 6,295
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,641
1,750,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,341
1,050,000 Healthcare Realty Holdings LP 2 .050 03/15/31 764
6,250,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 5,758
8,975,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 7,350
7,950,000 Highwoods Realty LP 3 .875 03/01/27 7,292
2,900,000 Highwoods Realty LP 4 .125 03/15/28 2,615
2,875,000 Highwoods Realty LP 4 .200 04/15/29 2,514
4,000,000 Highwoods Realty LP 3 .050 02/15/30 3,242
3,875,000 Life Storage LP 2 .400 10/15/31 2,909
5,224,000 Mid-America Apartments LP 4 .300 10/15/23 5,186
4,475,000 Mid-America Apartments LP 3 .750 06/15/24 4,375
4,300,000 Mid-America Apartments LP 4 .000 11/15/25 4,156
11,100,000 Mid-America Apartments LP 2 .750 03/15/30 9,246
3,025,000 Mid-America Apartments LP 1 .700 02/15/31 2,285
2,575,000 Mid-America Apartments LP 2 .875 09/15/51 1,608
600,000 National Retail Properties, Inc 4 .000 11/15/25 574
3,000,000 National Retail Properties, Inc 3 .600 12/15/26 2,773

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 360,000 ProLogis Euro Finance LLC 0 .375% 02/06/28 $ 292
$ 6,350,000 Regency Centers LP 3 .900 11/01/25 5,991
1,025,000 Regency Centers LP 3 .600 02/01/27 952
5,500,000 Regency Centers LP 2 .950 09/15/29 4,562
5,300,000 Retail Properties of America, Inc 4 .750 09/15/30 4,607
9,150,000 g SBA Tower Trust 2 .836 01/15/25 8,560
11,046,000 g SBA Tower Trust 1 .884 01/15/26 9,712
25,000,000 g SBA Tower Trust 1 .631 11/15/26 21,310
42,100,000 g SBA Tower Trust 1 .840 04/15/27 35,525
2,968,000 SITE Centers Corp 3 .625 02/01/25 2,805
3,850,000 SITE Centers Corp 4 .700 06/01/27 3,549
EUR 400,000 Vonovia SE 0 .625 12/14/29 285
3,025,000 Weingarten Realty Investors 4 .450 01/15/24 2,990
1,175,000 Weyerhaeuser Co 4 .000 03/09/52 860
TOTAL REAL ESTATE 248,703
RETAILING - 0.4%
2,950,000 AutoNation, Inc 3 .800 11/15/27 2,611
5,575,000 AutoZone, Inc 1 .650 01/15/31 4,141
900,000 Chevron USA, Inc 3 .900 11/15/24 886
550,000 g Group 1 Automotive, Inc 4 .000 08/15/28 443
350,000 e JD.com, Inc 3 .375 01/14/30 302
200,000 g Kia Corp 2 .750 02/14/27 177
925,000 g L Brands, Inc 6 .625 10/01/30 805
875,000 g Lithia Motors, Inc 4 .625 12/15/27 760
5,100,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,860
6,875,000 O'Reilly Automotive, Inc 3 .600 09/01/27 6,384
4,075,000 O'Reilly Automotive, Inc 4 .200 04/01/30 3,736
12,400,000 O'Reilly Automotive, Inc 1 .750 03/15/31 9,277
6,000,000 g Prosus NV 3 .832 02/08/51 3,329
3,000,000 g Staples, Inc 7 .500 04/15/26 2,519
9,375,000 Target Corp 2 .350 02/15/30 7,824
TOTAL RETAILING 48,054
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
16,525,000 g Broadcom, Inc 2 .450 02/15/31 12,454
8,750,000 g Broadcom, Inc 3 .469 04/15/34 6,565
5,094,000 g Broadcom, Inc 3 .187 11/15/36 3,484
7,031,000 g Broadcom, Inc 4 .926 05/15/37 5,798
1,675,000 Intel Corp 3 .734 12/08/47 1,244
2,875,000 Lam Research Corp 3 .750 03/15/26 2,757
3,275,000 Lam Research Corp 4 .000 03/15/29 3,064
8,375,000 NVIDIA Corp 2 .000 06/15/31 6,585
1,100,000 g NXP BV 2 .700 05/01/25 1,020
5,450,000 NXP BV 3 .875 06/18/26 5,087
3,475,000 NXP BV 4 .400 06/01/27 3,278
4,100,000 NXP BV 3 .125 02/15/42 2,611
4,800,000 g SK Hynix, Inc 1 .500 01/19/26 4,156
2,200,000 Texas Instruments, Inc 4 .150 05/15/48 1,876
1,575,000 TSMC Arizona Corp 1 .750 10/25/26 1,385
200,000 TSMC Arizona Corp 4 .125 04/22/29 188
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 61,552
SOFTWARE & SERVICES - 0.6%
7,350,000 Adobe, Inc 2 .300 02/01/30 6,106
200,000 g CA Magnum Holdings 5 .375 10/31/26 168
100,000 g Camelot Finance S.A. 4 .500 11/01/26 90
EUR 375,000 Fidelity National Information Services, Inc 1 .100 07/15/24 352
900,000 g Gartner, Inc 3 .750 10/01/30 737
3,000,000 g HCL America, Inc 1 .375 03/10/26 2,626
EUR 400,000 International Business Machines Corp 0 .650 02/11/32 298

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 500,000 g IQVIA, Inc 1 .750% 03/15/26 $ 423
$ 1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,159
26,300,000 Microsoft Corp 2 .400 08/08/26 24,345
4,120,000 Microsoft Corp 2 .525 06/01/50 2,692
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 439
3,000,000 Roper Technologies, Inc 1 .400 09/15/27 2,482
10,050,000 Roper Technologies, Inc 2 .000 06/30/30 7,695
9,650,000 salesforce.com, Inc 2 .700 07/15/41 6,644
4,225,000 Visa, Inc 2 .700 04/15/40 3,054
2,000,000 g Wipro IT Services LLC 1 .500 06/23/26 1,743
TOTAL SOFTWARE & SERVICES 61,053
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp 2 .800 02/15/30 3,636
4,825,000 Apple, Inc 2 .450 08/04/26 4,449
26,100,000 Apple, Inc 2 .050 09/11/26 23,738
3,225,000 Apple, Inc 4 .650 02/23/46 3,016
4,675,000 Apple, Inc 2 .650 02/08/51 3,069
1,275,000 Corning, Inc 4 .375 11/15/57 947
5,375,000 Dell International LLC 5 .300 10/01/29 5,008
2,175,000 Tyco Electronics Group S.A. 3 .700 02/15/26 2,093
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 45,956
TELECOMMUNICATION SERVICES - 2.1%
EUR 400,000 g Altice France S.A. 3 .375 01/15/28 297
2,300,000 g America Movil SAB de C.V. 5 .375 04/04/32 1,979
200,000 America Movil SAB de C.V. 4 .700 07/21/32 187
EUR 500,000 AT&T, Inc 2 .350 09/05/29 444
42,943,000 AT&T, Inc 2 .550 12/01/33 31,793
8,325,000 AT&T, Inc 4 .500 05/15/35 7,210
7,375,000 AT&T, Inc 3 .500 06/01/41 5,312
37,195,000 AT&T, Inc 3 .550 09/15/55 24,431
6,553,000 AT&T, Inc 3 .800 12/01/57 4,427
1,127,000 AT&T, Inc 3 .650 09/15/59 730
7,225,000 g Bharti Airtel Ltd 3 .250 06/03/31 5,812
3,000,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,432
850,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 974
EUR 915,000 g Iliad Holding SAS 5 .125 10/15/26 809
1,175,000 g Millicom International Cellular S.A. 4 .500 04/27/31 838
4,000,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 3,837
2,425,000 Orange S.A. 5 .375 01/13/42 2,269
22,975,000 T-Mobile USA, Inc 2 .625 02/15/29 18,969
30,200,000 T-Mobile USA, Inc 3 .875 04/15/30 26,788
2,225,000 T-Mobile USA, Inc 3 .000 02/15/41 1,487
1,625,000 T-Mobile USA, Inc 4 .500 04/15/50 1,301
7,800,000 T-Mobile USA, Inc 3 .300 02/15/51 5,082
EUR 400,000 Verizon Communications, Inc 1 .875 10/26/29 347
16,939,000 Verizon Communications, Inc 3 .150 03/22/30 14,408
2,325,000 Verizon Communications, Inc 1 .680 10/30/30 1,742
8,000,000 Verizon Communications, Inc 1 .750 01/20/31 6,000
17,100,000 Verizon Communications, Inc 2 .550 03/21/31 13,653
20,626,000 Verizon Communications, Inc 2 .355 03/15/32 15,817
EUR 300,000 Verizon Communications, Inc 2 .875 01/15/38 247
14,450,000 Verizon Communications, Inc 2 .650 11/20/40 9,418
7,625,000 Verizon Communications, Inc 3 .400 03/22/41 5,567
GBP 1,000,000 g Vmed O2 UK Financing I plc 4 .500 07/15/31 790
6,550,000 Vodafone Group plc 4 .375 02/19/43 5,011
5,125,000 Vodafone Group plc 4 .250 09/17/50 3,668
TOTAL TELECOMMUNICATION SERVICES 224,076

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
TRANSPORTATION - 0.4%
$ 1,850,000 g Adani Ports & Special Economic Zone Ltd 4 .000% 07/30/27 $ 1,605
2,000,000 g Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 1,751
2,700,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,940
4,075,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 2,771
1,300,000 Canadian Pacific Railway Co 2 .050 03/05/30 1,042
5,600,000 Canadian Pacific Railway Co 3 .100 12/02/51 3,676
2,040,000 CSX Corp 2 .600 11/01/26 1,855
4,000,000 CSX Corp 3 .250 06/01/27 3,677
1,525,000 CSX Corp 3 .800 03/01/28 1,430
14,175,000 CSX Corp 4 .250 03/15/29 13,360
5,100,000 Union Pacific Corp 2 .891 04/06/36 3,886
2,275,000 Union Pacific Corp 3 .839 03/20/60 1,690
TOTAL TRANSPORTATION 38,683
UTILITIES - 2.9%
1,650,000 AEP Transmission Co LLC 3 .100 12/01/26 1,539
1,650,000 AEP Transmission Co LLC 4 .000 12/01/46 1,292
4,750,000 AEP Transmission Co LLC 2 .750 08/15/51 2,968
1,650,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,222
3,475,000 Alabama Power Co 4 .150 08/15/44 2,815
6,025,000 Alabama Power Co 3 .450 10/01/49 4,267
2,750,000 American Water Capital Corp 3 .000 12/01/26 2,524
4,000,000 American Water Capital Corp 2 .800 05/01/30 3,380
8,500,000 American Water Capital Corp 2 .300 06/01/31 6,738
2,375,000 American Water Capital Corp 4 .000 12/01/46 1,853
4,500,000 American Water Capital Corp 3 .750 09/01/47 3,377
1,050,000 AmeriGas Partners LP 5 .875 08/20/26 951
5,788,000 Appalachian Power Co 4 .450 06/01/45 4,657
8,475,000 Atmos Energy Corp 1 .500 01/15/31 6,372
1,175,000 Atmos Energy Corp 4 .125 10/15/44 951
6,500,000 Baltimore Gas & Electric Co 3 .750 08/15/47 5,021
4,700,000 g Becle SAB de C.V. 2 .500 10/14/31 3,638
5,925,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 5,374
6,225,000 Black Hills Corp 4 .250 11/30/23 6,198
1,075,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 910
3,550,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 3,636
EUR 350,000 CEZ AS. 0 .875 12/02/26 295
2,975,000 CMS Energy Corp 3 .600 11/15/25 2,810
200,000 g Colbun S.A. 3 .150 01/19/32 153
3,500,000 Commonwealth Edison Co 5 .900 03/15/36 3,589
8,250,000 Commonwealth Edison Co 3 .000 03/01/50 5,494
5,100,000 Commonwealth Edison Co 2 .750 09/01/51 3,208
3,800,000 Consumers Energy Co 2 .650 08/15/52 2,353
2,650,000 Consumers Energy Co 2 .500 05/01/60 1,462
EUR 300,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 208
2,350,000 e Dominion Energy, Inc 2 .250 08/15/31 1,832
4,000,000 Dominion Energy, Inc 3 .300 04/15/41 2,884
2,500,000 DTE Electric Co 3 .650 03/01/52 1,888
4,600,000 Duke Energy Florida LLC 3 .400 10/01/46 3,241
8,850,000 Duke Energy Indiana LLC 2 .750 04/01/50 5,495
6,100,000 Duke Energy Progress LLC 2 .500 08/15/50 3,610
EUR 300,000 Electricite de France S.A. 2 .000 10/02/30 248
3,445,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,499
3,000,000 Enel Chile S.A. 4 .875 06/12/28 2,776
4,000,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 2,379
4,300,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 3,475
6,900,000 Entergy Corp 0 .900 09/15/25 6,071
2,800,000 g Equate Petrochemical BV 2 .625 04/28/28 2,359
5,375,000 Eversource Energy 1 .650 08/15/30 4,051
6,350,000 Eversource Energy 3 .450 01/15/50 4,394

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,775,000 Florida Power & Light Co 3 .990% 03/01/49 $ 4,670
UGX 2,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 427
2,900,000 Indiana Michigan Power Co 3 .750 07/01/47 2,134
4,525,000 g Israel Electric Corp Ltd 4 .250 08/14/28 4,188
2,675,000 g Israel Electric Corp Ltd 3 .750 02/22/32 2,300
2,850,000 g Kallpa Generacion SA 4 .125 08/16/27 2,473
6,975,000 g Korea Electric Power Corp 1 .125 06/15/25 6,284
3,200,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,797
EUR 300,000 Medtronic Global Holdings S.C.A 2 .625 10/15/25 289
6,975,000 MidAmerican Energy Co 3 .650 04/15/29 6,431
5,400,000 MidAmerican Energy Co 3 .650 08/01/48 4,085
EUR 300,000 g Mondelez International Holdings Netherlands BV 1 .250 09/09/41 177
7,350,000 Nevada Power Co 2 .400 05/01/30 6,046
3,335,000 Nevada Power Co 5 .450 05/15/41 3,015
12,700,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 10,132
20,060,000 NiSource, Inc 1 .700 02/15/31 14,844
6,000,000 g NRG Energy, Inc 2 .450 12/02/27 4,912
2,750,000 Ohio Power Co 2 .600 04/01/30 2,272
6,150,000 Ohio Power Co 4 .150 04/01/48 4,924
4,925,000 Ohio Power Co 4 .000 06/01/49 3,782
1,280,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 1,234
425,000 ONE Gas, Inc 3 .610 02/01/24 417
600,000 g Pattern Energy Operations LP 4 .500 08/15/28 520
2,775,000 PECO Energy Co 3 .000 09/15/49 1,830
3,700,000 PECO Energy Co 2 .800 06/15/50 2,378
3,000,000 g Perusahaan Listrik Negara PT 4 .125 05/15/27 2,775
650,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 554
3,000,000 g Perusahaan Listrik Negara PT 3 .375 02/05/30 2,415
200,000 g Perusahaan Listrik Negara PT 4 .875 07/17/49 139
5,000,000 g Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4 .000 06/30/50 3,007
1,475,000 †,g Phosagro OAO Via Phosagro Bond Funding DAC 2 .600 09/16/28 760
750,000 Potomac Electric Power Co 7 .900 12/15/38 888
3,300,000 g Promigas S.A. ESP 3 .750 10/16/29 2,552
6,800,000 Public Service Co of Colorado 1 .875 06/15/31 5,311
2,100,000 Public Service Co of Colorado 4 .050 09/15/49 1,704
4,450,000 Public Service Co of Colorado 3 .200 03/01/50 3,120
6,970,000 Public Service Electric & Gas Co 3 .150 01/01/50 4,791
3,500,000 g Saka Energi Indonesia PT 4 .450 05/05/24 3,220
20,000,000 Southern Co 4 .000 01/15/51 17,924
EUR 300,000 Southern Co 1 .875 09/15/81 204
8,475,000 Southern Co Gas Capital Corp 3 .875 11/15/25 8,110
2,440,000 Southwestern Public Service Co 3 .400 08/15/46 1,745
4,171,482 g Sweihan PV Power Co PJSC 3 .625 01/31/49 3,286
350,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 288
3,250,000 Virginia Electric & Power Co 2 .950 11/15/26 2,994
3,250,000 Virginia Electric & Power Co 3 .500 03/15/27 3,045
8,879,000 Virginia Electric & Power Co 3 .800 04/01/28 8,331
4,125,000 Wisconsin Power & Light Co 4 .100 10/15/44 3,191
2,240,000 Xcel Energy, Inc 4 .800 09/15/41 1,939
TOTAL UTILITIES 311,311
TOTAL CORPORATE BONDS 3,587,313
(Cost $4,310,637)
GOVERNMENT BONDS - 45.2%
AGENCY SECURITIES - 0.3%
3,032,000 Canal Barge Co, Inc 4 .500 11/12/34 2,906
247 Export-Import Bank of the United States 1 .822 05/03/25 0 ^
25,747,000 Private Export Funding Corp (PEFCO) 2 .050 11/15/22 25,703

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,225,000 PEFCO 1 .750% 11/15/24 $ 7,720
TOTAL AGENCY SECURITIES 36,329
FOREIGN GOVERNMENT BONDS - 4.2%
2,500,000 g Abu Dhabi Government International Bond 3 .125 05/03/26 2,369
2,000,000 g Abu Dhabi Government International Bond 2 .500 09/30/29 1,741
750,000 g Africa Finance Corp 2 .875 04/28/28 603
2,325,000 g African Export-Import Bank 2 .634 05/17/26 2,018
3,925,000 g Angolan Government International Bond 8 .750 04/14/32 2,902
3,325,000 g Arab Petroleum Investments Corp 4 .125 09/18/23 3,306
INR 41,700,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 459
AUD 1,425,000 Australia Government Bond 4 .750 04/21/27 952
AUD 1,925,000 Australia Government Bond 2 .250 05/21/28 1,139
AUD 1,775,000 Australia Government Bond 1 .250 05/21/32 896
AUD 1,960,000 † Australia Government Bond 1 .750 06/21/51 761
1,500,000 g Banque Ouest Africaine de Developpement 5 .000 07/27/27 1,361
8,500,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 6,802
EUR 3,650,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 2,590
EUR 850,000 †,g Benin Government International Bond 4 .950 01/22/35 525
200,000 g Bermuda Government International Bond 4 .750 02/15/29 192
12,400,000 g BNG Bank NV 3 .000 09/20/23 12,239
5,000,000 g BNG Bank NV 3 .500 08/26/24 4,915
8,000,000 g BNG Bank NV 0 .875 05/18/26 7,045
2,340,000 g Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 2,261
BRL 3,000,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 525
2,900,000 Brazilian Government International Bond 4 .625 01/13/28 2,691
750,000 Brazilian Government International Bond 3 .875 06/12/30 620
EUR 135,000 Bundesrepublik Deutschland 1 .250 08/15/48 110
EUR 2,575,000 Bundesrepublik Deutschland Bundesanleihe 0 .500 08/15/27 2,358
EUR 2,500,000 Bundesrepublik Deutschland Bundesanleihe 1 .000 05/15/38 2,048
EUR 1,365,000 † Bundesrepublik Deutschland Bundesanleihe 0 .000 08/15/52 721
7,000,000 g Caisse d'Amortissement de la Dette Sociale 1 .125 11/29/24 6,525
CAD 1,400,000 g Canada Housing Trust No 1 .100 12/15/26 913
CAD 875,000 Canadian Government International Bond 2 .000 09/01/23 622
CAD 1,475,000 Canadian Government International Bond 2 .000 06/01/28 999
CAD 850,000 Canadian Government International Bond 2 .000 06/01/32 556
CAD 1,000,000 Canadian Government International Bond 5 .000 06/01/37 870
3,050,000 e Chile Government International Bond 2 .550 01/27/32 2,392
CNY 21,000,000 China Government Bond 1 .990 04/09/25 2,938
CNY 20,200,000 China Government Bond 2 .500 07/25/27 2,840
CNY 24,000,000 China Government International Bond 2 .880 11/05/23 3,419
CNY 14,550,000 China Government International Bond 2 .940 10/17/24 2,087
CNY 47,400,000 China Government International Bond 3 .120 12/05/26 6,863
CNY 16,100,000 China Government International Bond 3 .270 11/19/30 2,360
CNY 18,900,000 China Government International Bond 3 .860 07/22/49 2,964
CNY 10,000,000 China Government International Bond 3 .390 03/16/50 1,448
CNY 4,700,000 China Government International Bond 3 .810 09/14/50 731
CNY 4,700,000 China Government International Bond 3 .720 04/12/51 721
NOK 7,000,000 City of Oslo Norway 2 .050 10/31/24 617
4,775,000 Colombia Government International Bond 3 .250 04/22/32 3,227
1,700,000 Colombia Government International Bond 5 .000 06/15/45 1,029
2,200,000 g Costa Rica Government International Bond 5 .625 04/30/43 1,563
5,000,000 g Development Bank of Japan, Inc 0 .500 03/04/24 4,723
DOP 8,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 144
3,500,000 g Dominican Republic Government International Bond 4 .875 09/23/32 2,631
2,950,000 g Dominican Republic Government International Bond 6 .500 02/15/48 2,173
24,960 g Ecuador Government International Bond 0 .000 07/31/30 7
141,600 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 67
99,120 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 33
425,000 g Egypt Government International Bond 5 .750 05/29/24 376
EGP 19,025,000 Egypt Government International Bond 15 .900 07/02/24 936

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,500,000 g Egypt Government International Bond 5 .800% 09/30/27 $ 1,050
725,000 g Egypt Government International Bond 7 .600 03/01/29 506
EUR 1,100,000 g Egypt Government International Bond 5 .625 04/16/30 623
EUR 700,000 g Egypt Government International Bond 6 .375 04/11/31 398
1,100,000 g Egypt Government International Bond 7 .053 01/15/32 663
2,700,000 g Egypt Government International Bond 8 .500 01/31/47 1,497
650,000 g El Salvador Government International Bond 6 .375 01/18/27 239
1,445,000 g El Salvador Government International Bond 7 .125 01/20/50 455
2,000,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,334
772,219 † European Bank for Reconstruction & Development 10 .000 02/28/23 650
3,500,000 European Investment Bank 4 .875 02/15/36 3,753
2,000,000 g Export-Import Bank of India 3 .875 02/01/28 1,811
3,975,000 g Export-Import Bank of India 2 .250 01/13/31 2,958
2,800,000 Export-Import Bank of Korea 0 .750 09/21/25 2,488
3,350,000 Export-Import Bank of Korea 1 .250 09/21/30 2,587
EUR 1,800,000 French Republic Government Bond OAT 0 .500 05/25/25 1,694
EUR 1,325,000 French Republic Government Bond OAT 0 .750 11/25/28 1,180
EUR 3,400,000 French Republic Government Bond OAT 1 .250 05/25/36 2,702
EUR 2,775,000 g French Republic Government Bond OAT 0 .500 05/25/40 1,784
EUR 860,000 French Republic Government Bond OAT 0 .750 05/25/52 479
2,325,000 g Ghana Government International Bond 8 .125 03/26/32 865
1,000,000 g Ghana Government International Bond 8 .627 06/16/49 366
1,800,000 g Guatemala Government International Bond 4 .500 05/03/26 1,698
450,000 g Guatemala Government International Bond 4 .375 06/05/27 412
600,000 g Guatemala Government International Bond 6 .125 06/01/50 492
EUR 1,250,000 g Hellenic Republic Government International Bond 1 .500 06/18/30 975
EUR 725,000 g Hellenic Republic Government International Bond 0 .750 06/18/31 508
1,775,000 g Honduras Government International Bond 6 .250 01/19/27 1,456
HUF 336,050,000 Hungary Government International Bond 3 .000 06/26/24 662
1,725,000 g Hungary Government International Bond 5 .250 06/16/29 1,556
1,150,000 g Hungary Government International Bond 2 .125 09/22/31 786
CAD 1,475,000 Hydro-Quebec 5 .000 02/15/45 1,189
200,000 Indonesia Government International Bond 4 .650 09/20/32 188
11,675,000 g Indonesia Government International Bond 4 .625 04/15/43 9,855
IDR 7,750,000,000 Indonesia Treasury Bond 8 .125 05/15/24 523
IDR 10,000,000,000 Indonesia Treasury Bond 6 .375 04/15/32 610
AUD 500,000 Inter-American Development Bank 4 .750 08/27/24 323
AUD 900,000 Inter-American Development Bank 2 .750 10/30/25 550
CAD 1,300,000 International Bank for Reconstruction & Development 1 .900 01/16/25 900
GBP 500,000 International Finance Corp 0 .250 12/15/25 482
1,409,375 g Iraq Government International Bond 5 .800 01/15/28 1,154
ILS 3,100,000 Israel Government International Bond 5 .500 01/31/42 1,094
ILS 3,200,000 Israel Government International Bond 3 .750 03/31/47 897
1,875,000 Israel Government International Bond 4 .125 01/17/48 1,594
EUR 3,345,000 Italy Buoni Poliennali Del Tesoro 1 .250 12/01/26 2,996
EUR 425,000 †,g Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 242
EUR 1,000,000 g Ivory Coast Government International Bond 5 .875 10/17/31 706
EUR 100,000 g Ivory Coast Government International Bond 4 .875 01/30/32 65
1,441,973 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 1,228
2,850,000 Jamaica Government International Bond 7 .875 07/28/45 3,067
6,000,000 Japan Bank for International Cooperation 2 .375 04/20/26 5,559
6,650,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 6,582
2,500,000 g Japan Finance Organization for Municipalities 1 .000 05/21/25 2,275
JPY 140,000,000 Japan Finance Organization for Municipalities 0 .020 03/13/26 966
JPY 498,000,000 Japan Government Five Year Bond 0 .005 09/20/26 3,440
JPY 327,000,000 Japan Government Ten Year Bond 0 .100 09/20/26 2,267
JPY 162,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 1,109
JPY 92,500,000 Japan Government Ten Year Bond 0 .200 06/20/32 636
JPY 175,000,000 Japan Government Thirty Year Bond 2 .400 11/20/31 1,439
JPY 350,000,000 Japan Government Thirty Year Bond 2 .300 05/20/32 2,877

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
JPY 225,000,000 Japan Government Thirty Year Bond 0 .500% 09/20/46 $ 1,330
JPY 105,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 599
JPY 259,500,000 Japan Government Thirty Year Bond 0 .700 09/20/51 1,510
JPY 220,000,000 Japan Government Thirty Year Bond 1 .300 06/20/52 1,487
JPY 202,000,000 Japan Government Twenty Year Bond 1 .400 09/20/34 1,541
JPY 93,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 636
JPY 219,000,000 Japan Government Twenty Year Bond 0 .500 12/20/38 1,440
JPY 153,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 967
$ 1,450,000 g Jordan Government International Bond 4 .950 07/07/25 1,335
500,000 g Jordan Government International Bond 7 .750 01/15/28 473
1,025,000 g Jordan Government International Bond 5 .850 07/07/30 832
1,525,000 g Kenya Government International Bond 6 .875 06/24/24 1,290
975,000 g Kenya Government International Bond 7 .000 05/22/27 748
EUR 3,950,000 g Kingdom of Belgium Government Bond 1 .450 06/22/37 3,122
EUR 1,875,000 g Kingdom of Belgium Government International Bond 0 .000 10/22/27 1,633
EUR 2,900,000 g Kingdom of Belgium Government International Bond 0 .350 06/22/32 2,258
2,600,000 g Kommunalbanken AS. 2 .750 02/05/24 2,545
3,000,000 g Kommunalbanken AS. 1 .125 06/14/30 2,404
800,000 g Kommuninvest I Sverige AB 2 .875 07/03/24 780
5,775,000 g Korea Housing Finance Corp 3 .000 10/31/22 5,769
KRW 1,270,000,000 Korea Treasury Bond 1 .500 03/10/25 831
KRW 1,800,000,000 Korea Treasury Bond 1 .500 12/10/26 1,123
KRW 2,400,000,000 Korea Treasury Bond 2 .000 06/10/31 1,422
KRW 1,225,000,000 Korea Treasury Bond 2 .375 12/10/31 743
KRW 2,380,000,000 Korea Treasury Bond 2 .375 09/10/38 1,331
KRW 400,000,000 Korea Treasury Bond 1 .875 09/10/41 198
KRW 365,000,000 Korea Treasury Bond 2 .500 03/10/52 191
MXN 7,800,000 Kreditanstalt fuer Wiederaufbau 4 .400 07/25/25 332
1,750,000 †,q Lebanon Government International Bond 6 .750 11/29/27 101
MYR 2,160,000 Malaysia Government Bond 3 .757 05/22/40 403
MYR 3,100,000 Malaysia Government International Bond 4 .893 06/08/38 672
MXN 23,500,000 Mexican Bonos 5 .750 03/05/26 1,024
MXN 13,700,000 Mexican Bonos 8 .500 11/18/38 613
3,375,000 e Mexico Government International Bond 3 .250 04/16/30 2,814
3,001,000 Mexico Government International Bond 6 .050 01/11/40 2,775
6,650,000 Mexico Government International Bond 4 .280 08/14/41 4,837
3,500,000 Mexico Government International Bond 4 .600 02/10/48 2,549
10,075,000 Mexico Government International Bond 4 .400 02/12/52 6,938
825,000 e,g Mongolia Government International Bond 4 .450 07/07/31 537
EUR 900,000 g Morocco Government International Bond 1 .500 11/27/31 579
5,750,000 g Morocco Government International Bond 5 .500 12/11/42 4,209
1,675,000 g Namibia Government International Bond 5 .250 10/29/25 1,481
EUR 400,000 g Netherlands Government International Bond 2 .750 01/15/47 414
EUR 1,000,000 †,g Netherlands Government International Bond 0 .000 01/15/52 494
AUD 500,000 New South Wales Treasury Corp 4 .000 05/20/26 319
AUD 2,690,000 New South Wales Treasury Corp 3 .000 04/20/29 1,596
NZD 835,000 New Zealand Government International Bond 0 .500 05/15/24 441
NZD 625,000 New Zealand Government International Bond 4 .500 04/15/27 353
NZD 735,000 New Zealand Government International Bond 2 .000 05/15/32 339
775,000 g Nigeria Government International Bond 6 .500 11/28/27 559
1,825,000 g,k Nigeria Government International Bond 8 .375 03/24/29 1,301
NOK 17,250,000 g Norway Government International Bond 2 .000 04/26/28 1,487
1,500,000 g Oman Government International Bond 6 .000 08/01/29 1,396
3,000,000 g Oman Government International Bond 6 .250 01/25/31 2,793
21,300,000 g OMERS Finance Trust 2 .500 05/02/24 20,639
15,000,000 g Ontario Teachers' Finance Trust 1 .625 09/12/24 14,196
275,000 e,g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 192
500,000 g Pakistan Government International Bond 6 .000 04/08/26 192
6,000,000 Panama Bonos del Tesoro 3 .362 06/30/31 5,220
4,000,000 Panama Government International Bond 4 .300 04/29/53 2,667
4,150,000 Panama Notas del Tesoro 3 .750 04/17/26 3,939

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 925,000 g Paraguay Government International Bond 5 .400% 03/30/50 $ 680
2,360,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 2,216
3,000,000 Peruvian Government International Bond 1 .862 12/01/32 2,106
1,970,000 Peruvian Government International Bond 3 .000 01/15/34 1,479
PEN 3,515,000 g Peruvian Government International Bond 5 .400 08/12/34 664
2,645,000 k Philippine Government International Bond 4 .200 03/29/47 2,046
CAD 875,000 Province of Ontario Canada 2 .150 06/02/31 551
CAD 875,000 Province of Ontario Canada 1 .900 12/02/51 398
CAD 650,000 Province of Quebec Canada 2 .750 09/01/27 450
6,000,000 Province of Quebec Canada 7 .500 09/15/29 7,090
2,000,000 g Provincia de Mendoza Argentina (Step Bond) 4 .250 03/19/29 1,382
2,050,000 g Qatar Government International Bond 3 .750 04/16/30 1,924
5,900,000 g Qatar Government International Bond 4 .400 04/16/50 5,178
EUR 425,000 g Republic of Cameroon International Bond 5 .950 07/07/32 274
500,000 g Republic of Guatemala 4 .650 10/07/41 350
7,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 4,974
1,000,000 g Republic of Paraguay 6 .100 08/11/44 828
200,000 k Republic of South Africa Government International
Bond
5 .875 04/20/32 165
ZAR 18,725,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 842
350,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 267
1,400,000 e,g Republic of Uzbekistan Bond 3 .700 11/25/30 997
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,020
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 493
RON 6,075,000 Romanian Government International Bond 4 .000 10/25/23 1,154
1,850,000 g Romanian Government International Bond 3 .000 02/14/31 1,311
EUR 600,000 g Romanian Government International Bond 2 .000 01/28/32 360
EUR 500,000 g Romanian Government International Bond 2 .000 04/14/33 289
3,300,000 g Romanian Government International Bond 4 .000 02/14/51 1,831
RUB 72,000,000 † Russian Federal Bond-OFZ 4 .500 07/16/25 377
4,850,000 g Rwanda International Government Bond 5 .500 08/09/31 3,509
4,500,000 g Saudi Government International Bond 3 .250 10/26/26 4,280
6,775,000 g Saudi Government International Bond 4 .500 04/17/30 6,611
6,150,000 g Saudi Government International Bond 3 .750 01/21/55 4,537
EUR 1,000,000 g Senegal Government International Bond 4 .750 03/13/28 789
EUR 425,000 g Senegal Government International Bond 5 .375 06/08/37 248
1,000,000 g Senegal Government International Bond 6 .750 03/13/48 621
EUR 1,250,000 g Serbia Government International Bond 1 .500 06/26/29 806
EUR 575,000 g Serbia Government International Bond 2 .050 09/23/36 294
3,450,000 g Serbia International Bond 2 .125 12/01/30 2,250
RSD 96,000,000 Serbia Treasury Bonds 5 .875 02/08/28 746
RSD 31,700,000 Serbia Treasury Bonds 4 .500 08/20/32 205
SGD 815,000 Singapore Government Bond 3 .500 03/01/27 565
SGD 2,030,000 Singapore Government Bond 1 .625 07/01/31 1,210
2,000,000 South Africa Government International Bond 5 .875 09/16/25 1,960
ZAR 15,100,000 South Africa Government International Bond 8 .750 01/31/44 630
2,800,000 e South Africa Government International Bond 5 .375 07/24/44 1,793
1,000,000 g Southern Gas Corridor CJSC 6 .875 03/24/26 981
EUR 2,550,000 g Spain Government International Bond 2 .750 10/31/24 2,528
EUR 845,000 g Spain Government International Bond 1 .400 07/30/28 765
EUR 1,475,000 g Spain Government International Bond 0 .600 10/31/29 1,231
EUR 625,000 g Spain Government International Bond 0 .100 04/30/31 475
EUR 2,350,000 g Spain Government International Bond 1 .200 10/31/40 1,575
3,100,000 State of Israel 3 .375 01/15/50 2,291
6,590,000 Svensk Exportkredit AB 1 .750 12/12/23 6,388
THB 24,600,000 Thailand Government International Bond 2 .875 12/17/28 649
THB 24,400,000 Thailand Government International Bond 3 .300 06/17/38 598
2,500,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,065
EUR 1,000,000 g Ukraine Government International Bond 6 .750 06/20/28 186
EUR 2,025,000 g Ukraine Government International Bond 4 .375 01/27/32 360

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
GBP 2,850,000 United Kingdom Gilt 1 .625% 10/22/28 $ 2,718
GBP 425,000 United Kingdom Gilt 0 .500 01/31/29 373
GBP 2,450,000 United Kingdom Gilt 1 .750 09/07/37 1,980
GBP 275,000 United Kingdom Gilt 1 .250 10/22/41 193
GBP 575,000 United Kingdom Gilt 1 .500 07/22/47 395
GBP 1,875,000 United Kingdom Gilt 0 .625 10/22/50 963
UYU 21,800,000 g Uruguay Government International Bond 8 .500 03/15/28 462
$ 5,280,000 Uruguay Government International Bond 4 .375 01/23/31 5,051
UYU 20,300,000 Uruguay Government International Bond 8 .250 05/21/31 405
1,400,000 Uruguay Government International Bond 5 .100 06/18/50 1,280
TOTAL FOREIGN GOVERNMENT BONDS 448,964
MORTGAGE BACKED - 19.8%
13,216,056 g,i Connecticut Avenue Securities Trust 4 .181 12/25/41 12,068
6,000,000 g,i Connecticut Avenue Securities Trust 6 .781 01/25/42 5,390
16,120,000 g,i Connecticut Avenue Securities Trust 5 .381 03/25/42 15,139
1,750,000 g,i Connecticut Avenue Securities Trust 6 .349 03/25/42 1,686
28,500,000 g,i Connecticut Avenue Securities Trust 6 .131 05/25/42 27,060
15,265,000 g,i Connecticut Avenue Securities Trust 6 .955 06/25/42 15,141
4,195,273 i Federal Home Loan Mortgage Corp (FHLMC) LIBOR 1 M + 5.920% 3 .102 03/15/44 378
14,594,489 FHLMC 4 .000 10/01/47 13,831
11,660,754 FHLMC 4 .000 06/01/48 11,031
8,850,101 i FHLMC LIBOR 1 M + 9.920% 5 .412 06/15/48 8,259
7,563,358 FHLMC 4 .000 07/01/48 7,149
6,687,710 i FHLMC LIBOR 1 M + 9.840% 5 .332 10/15/48 6,087
19,921,598 FHLMC 3 .000 11/01/49 17,642
17,870,125 FHLMC 2 .000 09/25/50 2,106
37,925,460 FHLMC 2 .500 02/25/51 6,078
5,167,635 FHLMC 3 .000 11/01/51 4,547
36,083,523 FHLMC 3 .000 11/01/51 31,970
3,232,838 FHLMC 3 .000 11/01/51 2,879
4,586,861 FHLMC 3 .000 11/01/51 4,064
42,741,502 FHLMC 2 .000 02/01/52 34,772
42,674,165 FHLMC 2 .500 02/01/52 36,060
35,667,194 FHLMC 2 .500 03/01/52 30,117
43,934,081 FHLMC 2 .500 03/01/52 36,997
5,113,474 FHLMC 3 .000 04/01/52 4,476
18,644,770 FHLMC 4 .500 06/01/52 17,812
17,885,709 FHLMC 4 .500 07/01/52 17,087
3,181,102 FHLMC 4 .000 08/25/52 2,832
325 Federal Home Loan Mortgage Corp Gold (FGLMC) 7 .000 05/01/23 0 ^
6,442 FGLMC 8 .000 01/01/31 6
4,277 FGLMC 7 .000 01/01/32 4
246,467 FGLMC 4 .500 07/01/33 241
1,833,097 FGLMC 7 .000 12/01/33 1,916
514,979 FGLMC 4 .500 10/01/34 501
322,307 FGLMC 4 .500 04/01/35 316
525,000 FGLMC 7 .000 05/01/35 544
1,390,934 FGLMC 5 .000 06/01/36 1,403
474,650 FGLMC 5 .000 07/01/39 479
63,496 FGLMC 4 .500 12/01/43 62
35,932 FGLMC 4 .500 02/01/44 35
1,324,675 FGLMC 4 .500 10/01/44 1,285
616,524 FGLMC 4 .500 11/01/44 598
1,083,317 FGLMC 4 .500 11/01/44 1,056
592,039 FGLMC 4 .500 12/01/44 576
809,632 FGLMC 4 .500 12/01/44 790
3,486,812 FGLMC 3 .500 04/01/45 3,206
697,301 FGLMC 4 .500 05/01/45 665
15,628,123 FGLMC 3 .500 08/01/45 14,428
13,557,105 FGLMC 4 .000 12/01/45 12,928

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,594,924 FGLMC 4 .500% 06/01/47 $ 1,567
2,751,192 FGLMC 4 .000 09/01/47 2,616
2,700,270 FGLMC 3 .500 12/01/47 2,473
6,588,455 FGLMC 4 .000 07/01/48 6,235
9,907,788 FGLMC 4 .500 08/01/48 9,671
4,553,793 FGLMC 4 .500 10/01/48 4,445
7,274,148 FGLMC 3 .500 11/01/48 6,652
7,526 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 8
2,315 FNMA 9 .000 11/01/25 2
2,433,331 FNMA 3 .500 05/01/32 2,315
14,324,197 FNMA 3 .000 10/01/32 13,350
246,409 FNMA 4 .500 10/01/33 241
437,663 FNMA 4 .500 05/01/35 427
2,729,318 FNMA 5 .000 05/01/35 2,751
1,269,778 FNMA 5 .000 10/01/35 1,280
1,061,015 FNMA 5 .000 02/01/36 1,067
11,383,058 FNMA 3 .000 09/01/37 10,577
11,688,121 FNMA 3 .500 09/01/37 11,057
4,200,000 FNMA 3 .500 10/01/37 3,973
26,715,000 h FNMA 4 .000 10/25/37 25,772
13,360,000 h FNMA 4 .500 10/25/37 13,120
2,949,740 FNMA 5 .500 11/01/38 3,047
1,068,057 FNMA 3 .000 10/01/39 952
12,979,297 FNMA 3 .000 05/01/40 11,574
1,829,592 FNMA 5 .000 09/01/40 1,844
3,750,098 FNMA 5 .000 05/01/41 3,780
30,287,760 FNMA 2 .000 03/01/42 25,314
9,967,742 FNMA 4 .000 09/01/42 9,464
7,710,171 FNMA 3 .500 04/01/43 7,081
6,690,083 FNMA 3 .500 09/01/43 6,157
5,613,340 i FNMA LIBOR 1 M + 5.950% 2 .866 09/25/43 565
3,052,794 FNMA 4 .000 01/01/44 2,906
7,107,478 FNMA 4 .500 03/01/44 6,963
3,107,939 FNMA 4 .500 06/01/44 3,026
3,248,143 FNMA 4 .500 10/01/44 3,163
5,208,060 FNMA 4 .500 11/01/44 5,071
1,652,213 FNMA 5 .000 11/01/44 1,665
1,965,262 FNMA 4 .500 12/01/44 1,913
2,031,437 FNMA 4 .000 01/01/45 1,923
562,640 FNMA 4 .500 03/01/45 548
287,779 FNMA 4 .500 04/01/45 280
7,112,550 FNMA 3 .500 05/01/45 6,545
5,560,647 FNMA 4 .000 12/01/45 5,284
9,104,566 FNMA 3 .500 01/01/46 8,364
15,614,069 FNMA 4 .000 01/01/46 14,831
1,066,858 FNMA 4 .000 04/01/46 1,010
7,399,792 FNMA 3 .500 06/01/46 6,798
9,394,582 FNMA 3 .500 07/01/46 8,630
16,722,362 FNMA 3 .500 07/01/46 15,360
1,553,233 FNMA 3 .000 10/01/46 1,343
9,192,826 FNMA 3 .500 10/01/46 8,430
17,517,479 FNMA 3 .500 01/01/47 16,032
3,590,395 FNMA 4 .500 05/01/47 3,518
376,731 FNMA 3 .000 11/01/47 326
6,957,733 FNMA 3 .500 11/01/47 6,391
21,418,507 FNMA 4 .000 12/01/47 20,194
14,928,595 FNMA 3 .500 01/01/48 13,643
5,961,806 FNMA 4 .500 01/01/48 5,813
5,383,156 FNMA 4 .500 02/01/48 5,249
5,223,875 FNMA 4 .000 03/01/48 4,936
21,368,532 FNMA 4 .500 03/01/48 20,837

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,317,844 FNMA 4 .500% 05/01/48 $ 4,211
3,147,721 FNMA 4 .500 05/01/48 3,069
8,198,487 FNMA 5 .000 08/01/48 8,111
460,647 FNMA 3 .000 06/01/49 399
19,493,754 FNMA 3 .000 07/01/50 17,146
12,424,774 FNMA 2 .000 08/25/50 1,753
33,961,142 FNMA 2 .500 11/25/50 5,021
11,199,507 FNMA 3 .000 12/25/50 1,760
4,132,430 FNMA 3 .000 02/25/51 850
79,286,850 FNMA 2 .000 04/01/51 64,559
12,394,066 FNMA 3 .000 09/01/51 10,911
12,296,516 FNMA 2 .500 11/25/51 1,733
33,075,359 FNMA 2 .000 12/01/51 26,877
11,198,850 FNMA 2 .000 01/01/52 9,132
19,558,465 FNMA 2 .500 01/01/52 16,475
1,534,327 FNMA 3 .000 01/01/52 1,345
40,520,865 FNMA 2 .000 02/01/52 32,965
30,512,448 FNMA 2 .500 02/01/52 25,764
29,104,488 FNMA 2 .500 02/01/52 24,491
38,035,614 FNMA 2 .500 02/01/52 32,140
24,785,647 FNMA 2 .500 02/01/52 20,862
13,509,784 FNMA 3 .500 02/01/52 12,243
12,340,530 FNMA 2 .000 03/01/52 10,028
37,151,194 FNMA 2 .000 03/01/52 30,189
2,638,835 FNMA 2 .500 04/01/52 2,220
47,222,159 FNMA 3 .000 04/01/52 41,234
5,909,240 FNMA 3 .000 04/01/52 5,173
7,752,070 FNMA 3 .000 04/01/52 6,786
83,357,721 FNMA 3 .000 04/01/52 72,965
54,117,413 FNMA 3 .000 04/01/52 47,270
4,152,616 h FNMA 3 .500 04/01/52 3,742
45,651,145 FNMA 4 .000 05/01/52 42,428
51,222,448 h FNMA 3 .500 06/01/52 46,203
24,146,108 FNMA 4 .000 06/01/52 22,432
9,579,133 FNMA 4 .500 06/01/52 9,151
50,863,957 FNMA 4 .000 07/01/52 47,252
8,292,619 FNMA 4 .500 07/01/52 7,922
8,747,673 h FNMA 4 .500 07/01/52 8,357
5,519,899 FNMA 4 .500 07/01/52 5,273
55,616,362 FNMA 5 .000 08/01/52 54,236
14,874,285 FNMA 4 .000 09/01/52 13,809
24,844,012 FNMA 5 .000 09/01/52 24,228
3,988,250 FNMA 4 .000 09/25/52 3,462
4,550,117 FNMA 4 .000 09/25/52 4,014
3,800,000 † FNMA 4 .500 10/25/52 3,657
4,340,000 † FNMA 4 .500 10/25/52 4,208
24,900,000 h FNMA 6 .000 11/25/52 25,203
2,272,422 g,i Freddie Mac STACR REMIC Trust 3 .931 01/25/34 2,218
4,725,000 g,i Freddie Mac STACR REMIC Trust 5 .681 10/25/41 4,244
3,130,000 g,i Freddie Mac STACR REMIC Trust 5 .781 03/25/42 3,003
29,350,000 g,i Freddie Mac STACR REMIC Trust 5 .631 05/25/42 27,963
650,000 g,i Freddie Mac STACR REMIC Trust 5 .831 08/25/42 612
15,170,000 g,i Freddie Mac STACR REMIC Trust 5 .985 09/25/42 14,771
4,900,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4 .581 08/25/33 4,753
7,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .700 11/25/41 6,722
32,000,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4 .681 02/25/42 29,796
31,100,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .781 06/25/42 31,248
11,015,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .281 07/25/42 10,582
11,185,609 Government National Mortgage Association (GNMA) 3 .700 10/15/33 10,762
195,856 GNMA 5 .000 04/15/38 195
237,203 GNMA 6 .500 11/20/38 250

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 881,204 GNMA 5 .000% 06/15/39 $ 887
450,059 GNMA 5 .000 06/15/39 450
9,961,713 GNMA 3 .700 08/15/40 9,544
11,042,508 GNMA 2 .500 12/20/43 9,895
4,689,747 GNMA 4 .500 12/20/45 4,553
4,377,338 GNMA 4 .000 06/20/46 618
7,715,419 † GNMA 4 .500 09/20/51 7,383
5,911,403 GNMA 2 .500 02/20/52 4,907
26,029,923 GNMA 2 .500 05/20/52 22,413
119,706,663 GNMA 3 .000 05/20/52 105,994
4,968,253 GNMA 3 .500 07/20/52 4,529
5,126,297 GNMA 4 .000 07/20/52 4,373
12,988,009 GNMA 4 .000 08/20/52 12,149
8,025,000 GNMA 4 .000 09/20/52 7,503
6,431,000 † GNMA 4 .500 09/20/52 5,913
7,715,419 † GNMA 4 .500 09/20/52 7,359
2,251,821 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 1,950
11,189,449 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 8,828
4,997,424 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 4,310
11,621,292 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 9,417
2,826,117 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 2,179
7,924,899 g,i J.P. Morgan Mortgage Trust 3 .000 09/25/52 6,477
5,868,242 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 4,876
7,114,214 g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 5,725
14,786,692 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 11,722
25,471,286 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 21,661
20,094,219 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 16,295
10,658,074 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 8,643
6,503,968 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 5,291
TOTAL MORTGAGE BACKED 2,130,288
MUNICIPAL BONDS - 3.0%
2,975,000 Chicago Housing Authority 3 .682 01/01/25 2,896
245,000 City & County of San Francisco CA Community Facilities
District
3 .264 09/01/25 235
1,000,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 910
845,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 728
2,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 1,609
3,995,000 City of Los Angeles CA Wastewater System Revenue 4 .029 06/01/39 3,459
4,940,000 City of New York NY 3 .200 12/01/26 4,643
1,575,000 City of San Antonio TX Customer Facility Charge
Revenue
4 .353 07/01/25 1,557
4,055,000 Commonwealth Financing Authority 3 .864 06/01/38 3,454
19,355,000 Commonwealth Financing Authority 3 .807 06/01/41 15,577
1,505,000 County of Miami-Dade FL Aviation Revenue 2 .218 10/01/22 1,505
1,500,000 County of Miami-Dade FL Aviation Revenue 2 .368 10/01/23 1,472
2,500,000 County of Miami-Dade FL Aviation Revenue 3 .285 10/01/23 2,475
3,500,000 County of Miami-Dade FL Aviation Revenue 2 .504 10/01/24 3,356
2,250,000 County of Miami-Dade FL Aviation Revenue 3 .405 10/01/24 2,196
4,365,000 County of Miami-Dade FL Aviation Revenue 2 .604 10/01/25 4,106
2,375,000 County of Miami-Dade FL Aviation Revenue 3 .505 10/01/25 2,293
2,500,000 County of Miami-Dade FL Aviation Revenue 2 .704 10/01/26 2,313
3,940,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 3,694
3,750,000 County of Miami-Dade FL Aviation Revenue 3 .612 10/01/26 3,591
4,700,000 County of Miami-Dade FL Aviation Revenue 2 .529 10/01/30 3,892
3,730,000 County of Miami-Dade FL Aviation Revenue 3 .732 10/01/37 3,107
3,900,000 County of Miami-Dade FL Aviation Revenue 3 .982 10/01/41 3,174
9,160,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 7,963
2,000,000 Duke University 3 .199 10/01/38 1,589

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,080,000 Illinois Finance Authority 3 .944% 08/15/47 $ 4,144
4,805,000 Los Angeles County Redevelopment Refunding Authority
Redev Agency Successor Agy
3 .375 09/01/35 3,999
750,000 New York City Housing Development Corp 3 .453 11/01/22 750
1,360,000 New York City Housing Development Corp 3 .523 05/01/23 1,353
1,815,000 New York City Housing Development Corp 3 .573 11/01/23 1,801
1,000,000 New York City Housing Development Corp 3 .650 05/01/24 986
5,680,000 New York State Dormitory Authority 3 .998 07/01/39 4,931
10,605,000 New York State Dormitory Authority 4 .294 07/01/44 9,273
6,000,000 New York State Dormitory Authority 3 .879 07/01/46 4,840
5,000,000 New York State Thruway Authority 2 .256 01/01/25 4,736
6,460,000 New York State Thruway Authority 2 .406 01/01/26 6,007
4,750,000 New York State Thruway Authority 2 .500 01/01/27 4,334
2,000,000 Port of Corpus Christi Authority of Nueces County 3 .138 12/01/22 1,998
3,400,000 Port of Corpus Christi Authority of Nueces County 3 .287 12/01/23 3,363
1,500,000 Port of Corpus Christi Authority of Nueces County 3 .387 12/01/24 1,462
1,000,000 Port of Corpus Christi Authority of Nueces County 3 .487 12/01/25 964
1,910,000 Public Finance Authority 4 .269 07/01/40 1,586
6,360,000 San Jose Redevelopment Agency 3 .375 08/01/34 5,546
13,060,000 State of California 4 .600 04/01/38 12,228
10,500,000 State of Illinois 3 .150 06/15/26 9,644
12,500,000 State of Illinois 3 .250 06/15/27 11,261
27,150,000 State of Illinois 5 .100 06/01/33 25,892
9,700,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 8,230
9,900,000 State of Wisconsin 3 .154 05/01/27 9,307
25,860,000 University of California 3 .063 07/01/25 24,843
10,230,000 University of California 4 .601 05/15/31 9,849
17,045,000 University of California 3 .931 05/15/45 14,746
21,000,000 University of Chicago 4 .151 10/01/45 18,231
7,620,000 University of Massachusetts Building Authority 3 .097 11/01/35 6,138
13,000,000 University of Massachusetts Building Authority 3 .434 11/01/40 10,140
20,000,000 University of New Mexico 3 .532 06/20/32 18,722
1,500,000 Utah Municipal Power Agency 2 .512 07/01/23 1,480
2,160,000 Virginia Port Authority 4 .228 07/01/36 1,990
390,000 Washington Convention & Sports Authority 3 .969 10/01/30 350
TOTAL MUNICIPAL BONDS 326,918
U.S. TREASURY SECURITIES - 17.9%
4,500,000 United States Treasury Bond 4 .750 02/15/37 4,988
22,750,000 United States Treasury Bond 3 .500 02/15/39 21,660
12,050,000 United States Treasury Bond 3 .875 08/15/40 11,840
20,935,000 United States Treasury Bond 4 .375 05/15/41 21,927
6,000,000 United States Treasury Bond 2 .750 11/15/42 4,861
35,680,000 United States Treasury Bond 3 .000 05/15/45 29,784
41,710,000 United States Treasury Bond 2 .875 08/15/45 34,033
52,140,000 United States Treasury Bond 2 .500 05/15/46 39,522
1,075,000 United States Treasury Bond 3 .000 05/15/47 900
30,710,000 United States Treasury Bond 2 .750 11/15/47 24,566
6,155,000 United States Treasury Bond 3 .125 05/15/48 5,322
51,995,000 United States Treasury Bond 3 .000 08/15/48 43,976
20,120,000 United States Treasury Bond 3 .375 11/15/48 18,315
35,946,738 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 34,929
27,305,000 United States Treasury Note 0 .125 10/31/22 27,250
14,575,000 United States Treasury Note 0 .125 01/31/23 14,406
4,475,000 United States Treasury Note 0 .125 03/31/23 4,393
9,875,000 United States Treasury Note 0 .125 05/31/23 9,619
5,145,000 United States Treasury Note 0 .125 08/31/23 4,954
73,500,000 United States Treasury Note 0 .250 11/15/23 70,256
164,360,000 United States Treasury Note 4 .250 09/30/24 164,437
163,690,000 United States Treasury Note 3 .500 09/15/25 160,352
2,205,000 United States Treasury Note 0 .250 10/31/25 1,953

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 287,456,000 United States Treasury Note 3 .125% 08/31/27 $ 275,733
29,925,000 United States Treasury Note 0 .500 10/31/27 25,050
1,250,000 United States Treasury Note 1 .250 09/30/28 1,064
33,320,000 United States Treasury Note 3 .125 08/31/29 31,623
68,948,000 United States Treasury Note 2 .875 05/15/32 63,745
346,160,000 United States Treasury Note 2 .750 08/15/32 316,520
10,000,000 United States Treasury Note 1 .125 08/15/40 6,194
85,325,800 United States Treasury Note 2 .375 02/15/42 65,381
26,721,000 United States Treasury Note 3 .250 05/15/42 23,715
91,758,000 e United States Treasury Note 3 .375 08/15/42 83,113
250,102,000 United States Treasury Note 2 .250 02/15/52 181,715
120,467,400 United States Treasury Note 2 .875 05/15/52 101,023
TOTAL U.S. TREASURY SECURITIES 1,929,119
TOTAL GOVERNMENT BONDS 4,871,618
(Cost $5,398,136)
STRUCTURED ASSETS - 18.4%
ASSET BACKED - 6.7%
5,000,000 g,i AGL CLO 19 Ltd 4 .908 07/21/35 4,936
Series - 2022 19A (Class B1)
7,100,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 5 .729 01/17/35 6,670
Series - 2021 16A (Class B)
7,500,000 g,i AIMCO CLO Series LIBOR 3 M + 1.500% 4 .210 04/20/34 7,009
Series - 2017 AA (Class BR)
4,120,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 3,866
Series - 2020 2 (Class D)
6,190,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 5,757
Series - 2020 3 (Class D)
3,499,000 g AMSR Trust 3 .148 01/19/39 3,125
Series - 2019 SFR1 (Class C)
3,347,000 g AMSR Trust 3 .247 01/19/39 2,960
Series - 2019 SFR1 (Class D)
74,236 †,g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 0 ^
Series - 2005 WMC1 (Class N1)
3,650,000 g Avis Budget Rental Car Funding AESOP LLC 2 .970 03/20/24 3,635
Series - 2017 2A (Class A)
9,500,000 g Avis Budget Rental Car Funding AESOP LLC 1 .380 08/20/27 8,178
Series - 2021 1A (Class A)
4,400,000 g BHG Securitization Trust 1 .670 10/17/34 3,830
Series - 2021 B (Class B)
2,249,780 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 2,109
Series - 2019 A (Class A)
EUR 736,707 g,i Bruegel 2021 DAC EURIBOR 3 M + 2.470% 2 .861 05/22/31 689
Series - 2021 1A (Class D)
12,252,339 g Capital Automotive REIT 2 .690 02/15/50 11,393
Series - 2020 1A (Class A1)
5,804,228 g Capital Automotive REIT 1 .440 08/15/51 4,942
Series - 2021 1A (Class A1)
4,226,475 g Capital Automotive REIT 1 .920 08/15/51 3,580
Series - 2021 1A (Class A3)
9,825,000 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 8,268
Series - 2020 1A (Class A1)
5,000,000 Carvana Auto Receivables Trust 0 .970 03/10/28 4,627
Series - 2021 N2 (Class A2)
1,000,000 Carvana Auto Receivables Trust 1 .270 03/10/28 937
Series - 2021 N2 (Class D)
EUR 595,590 g,i Cassia SRL EURIBOR 3 M + 3.500% 0 .000 05/22/34 556
Series - 2022 1A (Class B)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,150,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000% 07/17/34 $ 3,900
Series - 2020 1A (Class B1R)
714,688 i C-BASS Trust LIBOR 1 M + 0.160% 3 .244 07/25/36 679
Series - 2006 CB6 (Class A1)
17,581,617 g CF Hippolyta LLC 1 .690 07/15/60 15,617
Series - 2020 1 (Class A1)
5,183,362 g CF Hippolyta LLC 1 .990 07/15/60 4,319
Series - 2020 1 (Class A2)
3,010,046 g CF Hippolyta LLC 2 .280 07/15/60 2,632
Series - 2020 1 (Class B1)
19,290,107 g CF Hippolyta LLC 1 .530 03/15/61 16,595
Series - 2021 1A (Class A1)
4,581,400 g CF Hippolyta LLC 1 .980 03/15/61 3,852
Series - 2021 1A (Class B1)
428,194 i Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 386
Series - 2004 2 (Class 1M2)
1,500,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.220% 3 .930 07/20/30 1,474
Series - 2017 3A (Class A1)
2,000,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.600% 4 .340 11/16/30 1,912
Series - 2017 5A (Class A2)
70,839 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 68
Series - 2002 1 (Class AF6)
6,520,000 i Citibank Credit Card Issuance Trust LIBOR 1 M + 0.770% 3 .553 05/14/29 6,397
Series - 2017 A6 (Class A6)
8,060,700 g DB Master Finance LLC 4 .021 05/20/49 7,495
Series - 2019 1A (Class A2II)
37,218,750 g DB Master Finance LLC 2 .045 11/20/51 31,605
Series - 2021 1A (Class A2I)
29,378,000 g DB Master Finance LLC 2 .493 11/20/51 24,028
Series - 2021 1A (Class A2II)
1,363,078 g Diamond Resorts Owner Trust 3 .700 01/21/31 1,339
Series - 2018 1 (Class A)
3,346,892 g Diamond Resorts Owner Trust 2 .890 02/20/32 3,259
Series - 2019 1A (Class A)
471,981 g Diamond Resorts Owner Trust 2 .700 11/21/33 431
Series - 2021 1A (Class C)
28,217,813 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 23,237
Series - 2021 1A (Class A2I)
3,800,000 g,i Dryden 49 Senior Loan Fund LIBOR 3 M + 1.600% 4 .340 07/18/30 3,632
Series - 2017 49A (Class BR)
4,000,000 g DT Auto Owner Trust 0 .840 10/15/26 3,836
Series - 2021 1A (Class C)
1,005,377 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 4 .184 05/25/37 998
Series - 2007 2 (Class A2C)
5,537,121 g FCI Funding LLC 1 .130 04/15/33 5,369
Series - 2021 1A (Class A)
6,573,754 g FNA VI LLC 1 .350 01/10/32 6,008
Series - 2021 1A (Class A)
1,919,683 g,i GoldenTree Loan Opportunities IX Ltd LIBOR 3 M + 1.110% 3 .916 10/29/29 1,897
Series - 2014 9A (Class AR2)
43,700,000 g,i GRACIE POINT INTERNATIONAL FUNDING 5 .780 07/01/24 43,678
Series - 2022 2A (Class A)
6,925,000 g,i GRACIE POINT INTERNATIONAL FUNDING 6 .380 07/01/24 6,921
Series - 2022 2A (Class B)
4,000,000 g GSCG Trust 2 .936 09/06/34 3,730
Series - 2019 600C (Class A)
260,486 g HERO Funding Trust 3 .280 09/20/48 239
Series - 2017 2A (Class A1)
520,971 g HERO Funding Trust 4 .070 09/20/48 483
Series - 2017 2A (Class A2)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 24,000,000 g Hertz Vehicle Financing LLC 1 .210% 12/26/25 $ 21,964
Series - 2021 1A (Class A)
1,647,568 g Hilton Grand Vacations Trust 2 .660 12/26/28 1,621
Series - 2017 AA (Class A)
1,421,027 g Hilton Grand Vacations Trust 2 .960 12/26/28 1,387
Series - 2017 AA (Class B)
3,718,368 g Hilton Grand Vacations Trust 2 .340 07/25/33 3,481
Series - 2019 AA (Class A)
383,555 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 377
Series - 2003 1 (Class M1)
5,499,211 g,i Invitation Homes Trust LIBOR 1 M + 0.950% 3 .943 03/17/37 5,446
Series - 2018 SFR1 (Class B)
1,499,931 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 4 .243 01/17/38 1,470
Series - 2018 SFR4 (Class B)
3,671,002 g JG Wentworth XXII LLC 3 .820 12/15/48 3,586
Series - 2010 3A (Class A)
5,000,000 g,i KKR Clo 32 Ltd LIBOR 3 M + 1.750% 4 .262 01/15/32 4,739
Series - 2020 32A (Class B)
3,500,000 g,i Madison Park Funding LV Ltd 5 .441 07/18/35 3,501
Series - 2022 55A (Class B1)
5,500,000 g,i Madison Park Funding XXI Ltd LIBOR 3 M + 1.650% 0 .000 10/15/32 5,198
Series - 2016 21A (Class A2RR)
530,000 g,i Magnetite XVIII Ltd LIBOR 3 M + 1.500% 4 .405 11/15/28 509
Series - 2016 18A (Class BR)
3,500,000 g,i Massachusetts St LIBOR 3 M + 1.650% 5 .729 01/15/35 3,286
Series - 2021 3A (Class B)
4,748,183 g MVW LLC 1 .140 01/22/41 4,279
Series - 2021 1WA (Class A)
1,442,654 g MVW Owner Trust 2 .420 12/20/34 1,410
Series - 2017 1A (Class A)
1,637,638 g MVW Owner Trust 3 .450 01/21/36 1,590
Series - 2018 1A (Class A)
1,766,303 g MVW Owner Trust 2 .890 11/20/36 1,672
Series - 2019 1A (Class A)
5,726,126 g MVW Owner Trust 2 .220 10/20/38 5,399
Series - 2019 2A (Class A)
3,459,128 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 3,142
Series - 2020 HA (Class A)
5,844,619 g Navient Private Education Refi Loan Trust 0 .840 05/15/69 5,141
Series - 2021 A (Class A)
2,871,191 g Navient Student Loan Trust 3 .390 12/15/59 2,719
Series - 2019 BA (Class A2A)
1,370,341 g,i Navient Student Loan Trust LIBOR 1 M + 0.980% 3 .798 12/15/59 1,338
Series - 2019 BA (Class A2B)
500,000 g,i NCMF Trust 6 .180 03/15/39 480
Series - 2022 MFP (Class D)
10,000,000 g,i Neuberger Berman CLO Ltd 0 .000 04/25/36 9,441
Series - 2022 48A (Class B)
8,600,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 1.550% 4 .260 04/20/31 8,164
Series - 2019 31A (Class BR)
1,000,000 g,i Neuberger Berman Loan Advisers Clo 43 Ltd LIBOR 3 M + 1.600% 4 .340 07/17/35 940
Series - 2021 43A (Class B)
6,650,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 5 .844 01/18/36 6,247
Series - 2021 10A (Class B)
2,250,000 g,i OHA Credit Funding 6 Ltd LIBOR 3 M + 1.650% 0 .000 07/20/34 2,121
Series - 2020 6A (Class BR)
10,944,861 g OneMain Financial Issuance Trust 3 .840 05/14/32 10,877
Series - 2020 1A (Class A)
9,000,000 g OneMain Financial Issuance Trust 4 .890 10/14/34 8,823
Series - 2022 2A (Class A)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 17,350,000 g OneMain Financial Issuance Trust 1 .750% 09/14/35 $ 15,275
Series - 2020 2A (Class A)
21,646,000 g,i OneMain Financial Issuance Trust 3 .045 06/16/36 20,820
Series - 2021 1A (Class A2)
5,000,000 g Oportun Funding XIV LLC 1 .210 03/08/28 4,642
Series - 2021 A (Class A)
491,710 g Orange Lake Timeshare Trust 3 .100 11/08/30 476
Series - 2018 A (Class A)
8,000,000 g,i Palmer Square CLO Ltd 0 .000 04/20/35 7,590
Series - 2022 1A (Class B)
20,500,000 g PFS Financing Corp 1 .270 06/15/25 19,933
Series - 2020 A (Class A)
9,000,000 g PFS Financing Corp 1 .000 10/15/25 8,633
Series - 2020 E (Class A)
9,861,000 g PFS Financing Corp 0 .970 02/15/26 9,296
Series - 2020 G (Class A)
1,450,000 g Progress Residential Trust 2 .711 11/17/40 1,160
Series - 2021 SFR9 (Class D)
1,000,000 g Purchasing Power Funding LLC 4 .370 10/15/25 965
Series - 2021 A (Class D)
15,420,000 Santander Drive Auto Receivables Trust 2 .220 09/15/26 15,057
Series - 2020 2 (Class D)
3,690,000 Santander Drive Auto Receivables Trust 1 .480 01/15/27 3,547
Series - 2020 4 (Class D)
34,000,000 Santander Drive Auto Receivables Trust 1 .670 10/15/27 31,486
Series - 2021 4 (Class D)
20,391,875 g SERVPRO Master Issuer LLC 2 .394 04/25/51 16,081
Series - 2021 1A (Class A2)
1,449,319 g Sierra Timeshare Receivables Funding LLC 3 .500 06/20/35 1,428
Series - 2018 2A (Class A)
1,622,738 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 1,579
Series - 2019 1A (Class A)
2,464,191 g Sierra Timeshare Receivables Funding LLC 2 .590 05/20/36 2,380
Series - 2019 2A (Class A)
1,467,369 g Sierra Timeshare Receivables Funding LLC 2 .340 08/20/36 1,381
Series - 2019 3A (Class A)
1,936,224 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,794
Series - 2021 1A (Class A)
2,099,389 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 1,947
Series - 2021 1A (Class B)
1,163,910 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 1,066
Series - 2021 1A (Class C)
3,370,948 g SMB Private Education Loan Trust 2 .430 02/17/32 3,251
Series - 2016 B (Class A2A)
5,501,029 g SMB Private Education Loan Trust 2 .880 09/15/34 5,302
Series - 2017 A (Class A2A)
6,162,323 g SMB Private Education Loan Trust 2 .820 10/15/35 5,891
Series - 2017 B (Class A2A)
2,734,369 g SMB Private Education Loan Trust 3 .500 02/15/36 2,622
Series - 2018 A (Class A2A)
1,527,980 g SoFi Professional Loan Program LLC 2 .340 04/25/33 1,501
Series - 2016 D (Class A2B)
268,733 g SoFi Professional Loan Program LLC 2 .400 03/26/40 267
Series - 2017 A (Class A2B)
408,568 g SoFi Professional Loan Program LLC 2 .630 07/25/40 402
Series - 2017 C (Class A2B)
3,152,129 g SoFi Professional Loan Program LLC 2 .840 01/25/41 3,074
Series - 2017 F (Class A2FX)
5,774,128 g SoFi Professional Loan Program LLC 2 .950 02/25/42 5,643
Series - 2018 A (Class A2B)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,171,398 g SoFi Professional Loan Program LLC 3 .690% 06/15/48 $ 2,111
Series - 2019 A (Class A2FX)
4,810,701 g SpringCastle America Funding LLC 1 .970 09/25/37 4,397
Series - 2020 AA (Class A)
9,021,000 g SpringCastle America Funding LLC 2 .660 09/25/37 7,888
Series - 2020 AA (Class B)
6,475,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 5,749
Series - 2020 1A (Class A2)
5,875,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,053
Series - 2021 1A (Class A2)
136,013 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 3 .984 09/25/34 132
Series - 2004 8 (Class M1)
1,800,250 g Taco Bell Funding LLC 4 .970 05/25/46 1,733
Series - 2016 1A (Class A23)
26,668,475 g Taco Bell Funding LLC 1 .946 08/25/51 22,277
Series - 2021 1A (Class A2I)
16,286,925 g Taco Bell Funding LLC 2 .294 08/25/51 13,014
Series - 2021 1A (Class A2II)
2,300,000 g Tesla Auto Lease Trust 0 .780 12/20/23 2,267
Series - 2020 A (Class A4)
7,000,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 5 .943 10/20/34 6,588
Series - 2017 8A (Class A2R)
1,275,000 g Tricon American Homes Trust 2 .049 07/17/38 1,096
Series - 2020 SFR1 (Class B)
440,000 Verizon Owner Trust 0 .770 04/21/25 419
Series - 2020 C (Class C)
3,500,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 4 .995 01/10/23 3,482
Series - 2020 A (Class )
19,483,375 g Wendy's Funding LLC 2 .370 06/15/51 15,489
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 729,615
OTHER MORTGAGE BACKED - 11.7%
3,000,000 g,i 20 Times Square Trust 3 .203 05/15/35 2,923
Series - 2018 20TS (Class B)
12,000,000 g,i 20 TSQ GROUNDCO LLC 3 .203 05/15/35 11,493
Series - 2018 20TS (Class E)
2,432,198 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 3 .823 12/18/37 2,410
Series - 2021 FL4 (Class A)
1,202,076 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 1,095
Series - 2015 6 (Class A9)
5,000,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 5 .068 04/15/34 4,666
Series - 2021 ACEN (Class C)
5,176,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 3,454
Series - 2021 8 (Class A3)
GBP 520,314 g,i Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
0 .000 07/22/31 534
Series - 2021 1A (Class D)
1,067,340 i BANK 4 .056 11/15/50 950
Series - 2017 BNK8 (Class B)
2,500,000 i BANK 4 .200 11/15/50 2,156
Series - 2017 BNK8 (Class C)
1,000,000 BANK 3 .093 10/17/52 828
Series - 2019 BN21 (Class AS)
3,800,000 BANK 3 .203 12/15/52 3,190
Series - 2019 BN23 (Class AS)
1,000,000 i BANK 3 .851 07/15/60 855
Series - 2017 BNK6 (Class C)
1,702,839 BANK 2 .758 09/15/62 1,468
Series - 2019 BN20 (Class A2)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,000,000 i BANK 3 .283% 11/15/62 $ 6,698
Series - 2019 BN24 (Class AS)
772,000 i BANK 3 .634 11/15/62 610
Series - 2019 BN24 (Class C)
6,933,254 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 5,580
Series - 2021 6 (Class A19)
1,250,000 g,i BBCMS Mortgage Trust 4 .409 08/05/38 884
Series - 2018 CHRS (Class E)
4,444,518 BBCMS Mortgage Trust 3 .488 02/15/50 4,271
Series - 2017 C1 (Class ASB)
4,600,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 3,731
Series - 2020 IG2 (Class AM)
2,740,000 g,i Benchmark Mortgage Trust 3 .232 09/15/48 2,256
Series - 2020 IG3 (Class AS)
2,500,000 g,i Benchmark Mortgage Trust 3 .654 09/15/48 2,154
Series - 2020 IG3 (Class BXA)
3,452,143 Benchmark Mortgage Trust 4 .016 03/15/52 3,210
Series - 2019 B9 (Class A5)
1,500,000 Benchmark Mortgage Trust 3 .419 08/15/52 1,290
Series - 2019 B12 (Class AS)
830,000 Benchmark Mortgage Trust 4 .241 05/15/53 780
Series - 2018 B7 (Class A3)
5,921,744 i Benchmark Mortgage Trust 4 .510 05/15/53 5,666
Series - 2018 B7 (Class A4)
1,000,000 Benchmark Mortgage Trust 2 .355 07/15/54 745
Series - 2021 B27 (Class B)
10,000,000 i Benchmark Mortgage Trust 2 .244 08/15/54 7,372
Series - 2021 B28 (Class B)
10,000,000 Benchmark Mortgage Trust 2 .429 08/15/54 7,571
Series - 2021 B28 (Class AS)
3,000,000 i BENCHMARK Mortgage Trust 4 .381 02/15/51 2,622
Series - 2018 B2 (Class C)
9,500,000 BMARK AS 2 .612 09/15/54 7,334
Series - 2021 B29 (Class AS)
2,360,000 g BWAY Mortgage Trust 3 .402 02/10/44 1,914
Series - 2022 26BW (Class A)
5,000,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.921% 3 .739 12/15/38 4,796
Series - 2021 CIP (Class A)
7,500,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.271% 4 .089 12/15/38 7,141
Series - 2021 CIP (Class B)
1,250,000 g,i BX TRUST 5 .794 08/15/39 1,243
Series - 2022 PSB (Class B)
1,325,000 g BXP Trust 3 .459 08/13/37 1,185
Series - 2017 CC (Class A)
5,000,000 g BXP Trust 2 .618 01/15/44 3,775
Series - 2021 601L (Class A)
15,000,000 g,i BXP Trust 2 .868 01/15/44 10,438
Series - 2021 601L (Class C)
5,500,000 g,i BXP Trust 2 .868 01/15/44 3,696
Series - 2021 601L (Class D)
4,106,953 CD Mortgage Trust 2 .622 08/10/49 3,905
Series - 2016 CD1 (Class ASB)
9,000,000 CD Mortgage Trust 2 .926 08/10/49 7,996
Series - 2016 CD1 (Class AM)
5,750,000 i CD Mortgage Trust 3 .879 11/10/49 5,140
Series - 2016 CD2 (Class B)
1,000,000 i CD Mortgage Trust 4 .114 11/10/49 828
Series - 2016 CD2 (Class C)
856,232 CD Mortgage Trust 3 .453 02/10/50 819
Series - 2017 CD3 (Class AAB)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 500,000 i CD Mortgage Trust 4 .699% 02/10/50 $ 441
Series - 2017 CD3 (Class C)
4,843,583 CD Mortgage Trust 3 .220 08/15/50 4,620
Series - 2017 CD5 (Class AAB)
3,457,000 CD Mortgage Trust 2 .812 08/15/57 3,128
Series - 2019 CD8 (Class ASB)
899,631 CFCRE Commercial Mortgage Trust 3 .121 05/10/58 828
Series - 2016 C4 (Class AHR)
385,647 i CHL Mortgage Pass-Through Trust 2 .522 02/20/35 385
Series - 2004 HYB9 (Class 1A1)
2,500,000 g,i Citigroup Commercial Mortgage Trust 3 .635 05/10/35 2,399
Series - 2013 375P (Class B)
4,500,000 g Citigroup Commercial Mortgage Trust 3 .341 05/10/36 4,391
Series - 2019 PRM (Class A)
1,054,000 i Citigroup Commercial Mortgage Trust 3 .732 04/10/46 1,038
Series - 2013 GC11 (Class B)
2,400,000 Citigroup Commercial Mortgage Trust 4 .023 03/10/47 2,360
Series - 2014 GC19 (Class A4)
1,700,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 1,585
Series - 2015 GC29 (Class B)
3,000,000 i Citigroup Commercial Mortgage Trust 4 .279 04/10/48 2,777
Series - 2015 GC29 (Class C)
5,228,413 Citigroup Commercial Mortgage Trust 3 .243 08/15/50 4,980
Series - 2017 B1 (Class AAB)
6,765,000 Citigroup Commercial Mortgage Trust 3 .764 10/12/50 6,111
Series - 2017 C4 (Class AS)
2,000,000 Citigroup Commercial Mortgage Trust 3 .778 09/10/58 1,914
Series - 2015 GC33 (Class A4)
5,000,000 g COMM Mortgage Trust 3 .244 10/10/29 4,720
Series - 2017 PANW (Class A)
3,000,000 g COMM Mortgage Trust 3 .376 01/10/39 2,565
Series - 2022 HC (Class C)
1,827,022 i COMM Mortgage Trust 4 .410 07/10/45 1,818
Series - 2013 CR9 (Class A4)
1,029,536 COMM Mortgage Trust 2 .853 10/15/45 1,027
Series - 2012 CR4 (Class A3)
1,185,000 g COMM Mortgage Trust 3 .147 03/10/46 1,177
Series - 2013 CR6 (Class AM)
4,197,221 g,i COMM Mortgage Trust 4 .048 06/10/46 4,130
Series - 2013 CR8 (Class B)
5,000,000 g,i COMM Mortgage Trust 5 .031 08/10/46 4,893
Series - 2013 CR10 (Class C)
2,000,000 g,i COMM Mortgage Trust 5 .031 08/10/46 1,974
Series - 2013 CR10 (Class B)
3,000,000 COMM Mortgage Trust 4 .199 03/10/47 2,924
Series - 2014 UBS2 (Class AM)
750,000 COMM Mortgage Trust 4 .174 05/10/47 728
Series - 2014 CR17 (Class AM)
2,500,000 g,i COMM Mortgage Trust 4 .926 06/10/47 2,266
Series - 2014 UBS3 (Class D)
5,240,000 COMM Mortgage Trust 3 .917 10/10/47 5,095
Series - 2014 LC17 (Class A5)
5,205,000 i COMM Mortgage Trust 4 .188 10/10/47 5,022
Series - 2014 LC17 (Class AM)
2,288,546 i COMM Mortgage Trust 4 .490 10/10/47 2,191
Series - 2014 LC17 (Class B)
2,825,979 i COMM Mortgage Trust 3 .829 02/10/48 2,651
Series - 2015 LC19 (Class B)
1,000,000 g COMM Mortgage Trust 3 .000 03/10/48 794
Series - 2015 CR22 (Class E)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,445,000 COMM Mortgage Trust 3 .309% 03/10/48 $ 1,379
Series - 2015 CR22 (Class A5)
3,382,775 i COMM Mortgage Trust 3 .603 03/10/48 3,210
Series - 2015 CR22 (Class AM)
2,000,000 i COMM Mortgage Trust 3 .926 03/10/48 1,872
Series - 2015 CR22 (Class B)
2,175,000 i COMM Mortgage Trust 4 .207 03/10/48 2,009
Series - 2015 CR22 (Class C)
7,380,000 COMM Mortgage Trust 3 .801 05/10/48 6,966
Series - 2015 CR23 (Class AM)
4,500,000 i COMM Mortgage Trust 4 .183 05/10/48 4,240
Series - 2015 CR23 (Class B)
2,549,000 i COMM Mortgage Trust 4 .428 05/10/48 2,381
Series - 2015 CR23 (Class C)
2,615,286 COMM Mortgage Trust 3 .421 07/10/48 2,554
Series - 2015 LC21 (Class ASB)
4,000,000 i COMM Mortgage Trust 3 .463 08/10/48 3,363
Series - 2015 CR24 (Class D)
2,550,000 COMM Mortgage Trust 3 .696 08/10/48 2,446
Series - 2015 CR24 (Class A5)
5,000,000 i COMM Mortgage Trust 4 .028 08/10/48 4,738
Series - 2015 CR24 (Class AM)
1,467,000 i COMM Mortgage Trust 4 .487 08/10/48 1,345
Series - 2015 CR24 (Class C)
2,000,000 i COMM Mortgage Trust 4 .487 08/10/48 1,880
Series - 2015 CR24 (Class B)
1,352,000 COMM Mortgage Trust 3 .612 10/10/48 1,285
Series - 2015 CR27 (Class A4)
3,212,210 COMM Mortgage Trust 3 .630 10/10/48 3,060
Series - 2015 CR26 (Class A4)
1,575,000 COMM Mortgage Trust 3 .774 10/10/48 1,505
Series - 2015 LC23 (Class A4)
1,875,000 i COMM Mortgage Trust 4 .619 10/10/48 1,763
Series - 2015 CR26 (Class B)
4,855,000 i COMM Mortgage Trust 4 .718 10/10/48 4,462
Series - 2015 LC23 (Class C)
1,007,586 COMM Mortgage Trust 3 .651 02/10/49 966
Series - 2016 CR28 (Class AHR)
4,650,000 i COMM Mortgage Trust 4 .758 02/10/49 4,404
Series - 2016 CR28 (Class B)
6,500,000 COMM Mortgage Trust 3 .263 08/15/57 5,491
Series - 2019 GC44 (Class AM)
2,000,000 i COMM Mortgage Trust 3 .642 08/15/57 1,586
Series - 2019 GC44 (Class C)
2,600,000 i COMM MORTGAGE TRUST 4 .493 05/10/51 2,375
Series - 2018 COR3 (Class AM)
9,950,527 i Connecticut Avenue Securities Trust LIBOR 1 M + 2.600% 5 .684 05/25/24 9,936
Series - 2014 C02 (Class 1M2)
2,785,777 i Connecticut Avenue Securities Trust LIBOR 1 M + 3.000% 6 .084 07/25/24 2,799
Series - 2014 C03 (Class 1M2)
2,122,308 g,i Connecticut Avenue Securities Trust 3 .831 10/25/41 2,019
Series - 2021 R01 (Class 1M2)
1,870,000 g,i Connecticut Avenue Securities Trust 5 .581 11/25/41 1,695
Series - 2021 R02 (Class 2B1)
3,070,000 g,i Connecticut Avenue Securities Trust 5 .031 12/25/41 2,612
Series - 2021 R03 (Class 1B1)
15,755,000 g,i Connecticut Avenue Securities Trust 5 .781 03/25/42 15,013
Series - 2022 R03 (Class 1M2)
4,990,000 g,i Connecticut Avenue Securities Trust 5 .281 04/25/42 4,617
Series - 2022 R05 (Class 2M2)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,405,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 5 .905% 07/25/42 $ 8,929
Series - 2022 R08 (Class 1M2)
7,400,000 g,i Credit Suisse Commercial Mortgage Trust 3 .854 11/10/32 6,877
Series - 2017 CALI (Class B)
1,910,000 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 1.600% 4 .418 05/15/36 1,855
Series - 2019 ICE4 (Class D)
8,729,460 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 7,343
Series - 2021 NQM8 (Class A3)
4,270,400 g,i CSMC Series 3 .388 10/25/59 3,735
Series - 2019 NQM1 (Class M1)
9,250,000 DBGS Mortgage Trust 4 .466 10/15/51 8,835
Series - 2018 C1 (Class A4)
8,598,481 DBJPM Mortgage Trust 2 .756 08/10/49 8,246
Series - 2016 C3 (Class ASB)
9,368,752 DBJPM Mortgage Trust 3 .121 06/10/50 8,930
Series - 2017 C6 (Class ASB)
5,300,000 DBJPM Mortgage Trust 2 .340 08/15/53 4,134
Series - 2020 C9 (Class AM)
17,410,000 g DBUBS Mortgage Trust 3 .452 10/10/34 16,442
Series - 2017 BRBK (Class A)
15,500,000 g,i DBUBS Mortgage Trust 3 .648 10/10/34 14,552
Series - 2017 BRBK (Class B)
5,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.120% 3 .938 11/15/38 4,748
Series - 2021 ELP (Class B)
7,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 4 .138 11/15/38 6,631
Series - 2021 ELP (Class C)
6,870,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 4 .936 11/15/38 6,427
Series - 2021 ELP (Class E)
5,000,000 g,i EQUS Mortgage Trust LIBOR 1 M + 0.755% 3 .573 10/15/38 4,760
Series - 2021 EQAZ (Class A)
4,730,000 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 5 .118 10/15/38 4,414
Series - 2021 EQAZ (Class E)
2,443,498 g,i Flagstar Mortgage Trust 4 .044 10/25/47 2,205
Series - 2017 2 (Class B3)
155,593 g,i Flagstar Mortgage Trust 4 .000 09/25/48 149
Series - 2018 5 (Class A11)
3,337,435 g,i Flagstar Mortgage Trust 2 .500 04/25/51 2,633
Series - 2021 2 (Class A4)
9,523,595 g,i Flagstar Mortgage Trust 2 .500 06/01/51 7,514
Series - 2021 4 (Class A21)
28,861,246 g,i Flagstar Mortgage Trust 3 .000 10/25/51 23,946
Series - 2021 10IN (Class A1)
6,030,000 g,i Freddie Mac STACR REMIC Trust 4 .781 01/25/42 5,282
Series - 2022 DNA1 (Class M2)
12,750,000 g,i Freddie Mac STACR REMIC Trust 5 .181 04/25/42 12,064
Series - 2022 DNA3 (Class M1B)
GBP 900,000 g,i Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
0 .000 11/20/33 958
Series - 2021 1A (Class GBD)
4,430,000 g GS Mortgage Securities Corp II 2 .954 11/05/34 4,211
Series - 2012 BWTR (Class A)
5,000,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 1.250% 4 .068 11/15/36 4,857
Series - 2021 ARDN (Class A)
2,600,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 3.350% 6 .168 11/15/36 2,411
Series - 2021 ARDN (Class E)
1,130,000 g,i GS Mortgage Securities Corp II 3 .591 09/10/37 1,004
Series - 2017 375H (Class A)
2,500,000 g,i GS Mortgage Securities Corp II 3 .599 09/10/37 2,168
Series - 2017 375H (Class B)
1,350,000 i GS Mortgage Securities Corp II 3 .777 05/10/50 1,271
Series - 2015 GC30 (Class AS)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,235,000 g,i GS Mortgage Securities Corp Trust LIBOR 1 M + 1.850% 4 .668% 07/15/31 $ 4,853
Series - 2018 TWR (Class D)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.700% 4 .518 07/15/31 1,893
Series - 2018 TWR (Class C)
704,805 GS Mortgage Securities Trust 3 .206 02/10/48 688
Series - 2015 GC28 (Class AAB)
2,816,500 GS Mortgage Securities Trust 3 .396 02/10/48 2,702
Series - 2015 GC28 (Class A5)
7,400,000 i GS Mortgage Securities Trust 4 .018 07/10/48 6,992
Series - 2015 GC32 (Class AS)
2,286,691 GS Mortgage Securities Trust 3 .278 10/10/48 2,227
Series - 2015 GC34 (Class AAB)
2,000,000 GS Mortgage Securities Trust 3 .143 10/10/49 1,796
Series - 2016 GS3 (Class AS)
1,500,000 i GS Mortgage Securities Trust 4 .079 11/10/49 1,292
Series - 2016 GS4 (Class C)
2,000,000 GS Mortgage Securities Trust 3 .674 03/10/50 1,869
Series - 2017 GS5 (Class A4)
4,150,000 i GS Mortgage Securities Trust 3 .826 03/10/50 3,804
Series - 2017 GS5 (Class AS)
11,173,463 GS Mortgage Securities Trust 3 .230 05/10/50 10,693
Series - 2017 GS6 (Class AAB)
6,000,000 GS Mortgage Securities Trust 3 .433 05/10/50 5,544
Series - 2017 GS6 (Class A3)
2,540,000 i GS Mortgage Securities Trust 4 .161 05/10/50 2,377
Series - 2015 GC30 (Class B)
4,061,000 i GS Mortgage Securities Trust 4 .205 05/10/50 3,725
Series - 2015 GC30 (Class C)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,798
Series - 2017 GS8 (Class ABP)
4,844,000 i GS Mortgage Securities Trust 4 .480 11/10/50 4,219
Series - 2017 GS8 (Class C)
3,050,000 i GS Mortgage Securities Trust 4 .158 02/10/52 2,771
Series - 2019 GC38 (Class AS)
2,500,000 i GS Mortgage Securities Trust 3 .173 02/13/53 2,097
Series - 2020 GC45 (Class AS)
525,331 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 501
Series - 2019 PJ2 (Class A4)
201,107 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 192
Series - 2019 PJ2 (Class A1)
1,056,823 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 925
Series - 2020 PJ2 (Class A4)
978,965 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 827
Series - 2020 PJ4 (Class A4)
745,186 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 622
Series - 2020 PJ5 (Class A4)
1,908,052 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,508
Series - 2020 PJ6 (Class A4)
6,492,895 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 5,123
Series - 2021 PJ5 (Class A4)
12,670,346 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 10,243
Series - 2022 PJ2 (Class A36)
4,582,191 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 3,704
Series - 2022 PJ4 (Class A36)
1,048,392 g,i GS Mortgage-Backed Securities Trust 3 .654 05/25/50 843
Series - 2020 PJ1 (Class B2)
2,507,813 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 1,951
Series - 2021 PJ2 (Class A4)
18,616,855 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 14,647
Series - 2021 PJ6 (Class A4)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 22,588,265 g,i GS Mortgage-Backed Securities Trust 2 .500% 01/25/52 $ 17,822
Series - 2021 PJ7 (Class A4)
10,617,282 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,377
Series - 2021 PJ8 (Class A4)
7,777,173 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 6,259
Series - 2022 INV1 (Class A4)
9,846,578 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 7,924
Series - 2022 HP1 (Class A4)
7,328,249 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 5,898
Series - 2022 PJ5 (Class A36)
1,769,078 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 3 .613 08/19/45 1,628
Series - 2005 11 (Class 2A1A)
6,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 5,392
Series - 2016 10HY (Class A)
2,500,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 2,202
Series - 2016 10HY (Class B)
7,250,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 6,268
Series - 2016 10HY (Class C)
5,500,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 4,211
Series - 2019 55HY (Class D)
2,750,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 2,032
Series - 2019 55HY (Class E)
305,602 i Impac CMB Trust LIBOR 1 M + 0.660% 3 .744 03/25/35 290
Series - 2004 11 (Class 2A1)
3,218,336 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 2,966
Series - 2020 NQM1 (Class A3)
1,043,500 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 904
Series - 2020 NQM1 (Class M1)
1,000,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .767 07/05/31 872
Series - 2018 AON (Class D)
2,800,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .372 12/15/47 2,775
Series - 2013 C10 (Class AS)
1,780,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .914 01/15/49 1,703
Series - 2015 JP1 (Class A5)
5,320,628 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .713 08/15/49 5,079
Series - 2016 JP2 (Class ASB)
4,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 4,335
Series - 2017 JP7 (Class A3)
3,155,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .065 01/16/37 2,826
Series - 2020 NNN (Class BFX)
260,000 i JP Morgan Chase Commercial Mortgage Securities
Trust
4 .212 01/15/46 256
Series - 2013 C13 (Class AS)
4,340,210 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 3 .413 12/25/44 4,219
Series - 2015 1 (Class B1)
233,979 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 213
Series - 2015 3 (Class A19)
2,394,472 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 2,120
Series - 2015 6 (Class A13)
445,097 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 402
Series - 2016 1 (Class A13)
1,186,332 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 1,057
Series - 2017 2 (Class A13)
1,855,643 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 1,613
Series - 2018 3 (Class A13)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 739,182 g,i JP Morgan Mortgage Trust 3 .500% 10/25/48 $ 648
Series - 2018 4 (Class A13)
3,177,890 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 2,768
Series - 2018 5 (Class A13)
2,079,597 g,i JP Morgan Mortgage Trust 3 .124 10/26/48 1,990
Series - 2017 5 (Class A2)
275,929 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 258
Series - 2018 8 (Class A13)
744,739 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 695
Series - 2018 9 (Class A13)
393,171 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 372
Series - 2019 1 (Class A3)
721,640 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 683
Series - 2019 1 (Class A15)
1,444,946 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .034 10/25/49 1,428
Series - 2019 INV1 (Class A11)
6,752,627 g,i JP Morgan Mortgage Trust 3 .836 06/25/50 5,489
Series - 2020 1 (Class B2)
10,241,514 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 8,014
Series - 2021 6 (Class A15)
5,495,723 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 4,301
Series - 2021 7 (Class A15)
6,728,853 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 5,309
Series - 2021 8 (Class A15)
2,603,261 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,047
Series - 2021 10 (Class A15)
9,111,485 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 7,189
Series - 2021 11 (Class A15)
2,667,895 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 2,105
Series - 2021 12 (Class A15)
5,809,000 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 4,386
Series - 2021 INV6 (Class B2)
9,078,091 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 6,961
Series - 2021 INV6 (Class B1)
4,118,256 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 3,249
Series - 2021 14 (Class A15)
11,700,317 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 9,232
Series - 2021 15 (Class A15)
17,956,573 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 14,517
Series - 2022 2 (Class A25)
12,734,199 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 11,083
Series - 2022 LTV2 (Class A6)
753,794 i JPMBB Commercial Mortgage Securities Trust 4 .133 08/15/46 748
Series - 2013 C14 (Class A4)
5,172,000 JPMBB Commercial Mortgage Securities Trust 3 .997 08/15/47 4,985
Series - 2014 C21 (Class AS)
2,686,000 i JPMBB Commercial Mortgage Securities Trust 4 .632 09/15/47 2,572
Series - 2014 C23 (Class B)
3,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898 02/15/48 2,800
Series - 2015 C27 (Class B)
2,556,000 JPMBB Commercial Mortgage Securities Trust 3 .611 05/15/48 2,439
Series - 2015 C29 (Class A4)
2,500,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 2,365
Series - 2015 C29 (Class AS)
2,350,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 2,185
Series - 2015 C29 (Class B)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 3,270
Series - 2015 C31 (Class AS)
9,952,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 9,268
Series - 2015 C31 (Class B)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .776% 08/15/48 $ 2,756
Series - 2015 C31 (Class C)
1,820,000 i JPMBB Commercial Mortgage Securities Trust 4 .894 03/17/49 1,667
Series - 2016 C1 (Class C)
2,963,968 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 2,884
Series - 2017 JP5 (Class A4)
1,067,373 JPMCC Commercial Mortgage Securities Trust 3 .549 03/15/50 1,021
Series - 2017 JP5 (Class ASB)
1,000,000 i JPMDB Commercial Mortgage Securities Trust 3 .196 12/15/49 842
Series - 2016 C4 (Class C)
3,000,000 JPMDB Commercial Mortgage Securities Trust 3 .694 03/15/50 2,809
Series - 2017 C5 (Class A5)
9,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 7,153
Series - 2020 COR7 (Class AS)
2,843,019 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 2,645
Series - 2013 GCP (Class A1)
4,839,587 g Ladder Capital Commercial Mortgage Securities 3 .357 07/12/50 4,623
Series - 2017 LC26 (Class ASB)
EUR 597,323 g,i Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1 .000 08/17/33 545
Series - 2021 1A (Class E)
EUR 599,877 g,i Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 2 .689 08/17/31 545
Series - 2021 1A (Class D)
7,250,000 g Liberty Street Trust 3 .597 02/10/36 6,642
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .294 08/15/34 3,768
Series - 2017 330M (Class A)
1,500,000 g,i Manhattan West 2 .413 09/10/39 1,262
Series - 2020 1MW (Class B)
576,933 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 546
Series - 2006 WMC1 (Class A1B)
61,795 Morgan Stanley Bank of America Merrill Lynch Trust 2 .469 02/15/46 62
Series - 2013 C7 (Class AAB)
2,765,728 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 2,610
Series - 2014 C19 (Class LNC1)
911,278 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 852
Series - 2014 C19 (Class LNC2)
4,650,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .832 12/15/47 4,433
Series - 2014 C19 (Class AS)
1,600,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .605 02/15/48 1,514
Series - 2015 C20 (Class AS)
1,250,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .602 02/15/48 1,168
Series - 2015 C20 (Class C)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .338 03/15/48 2,375
Series - 2015 C21 (Class A4)
6,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652 03/15/48 6,077
Series - 2015 C21 (Class AS)
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 2,815
Series - 2015 C22 (Class AS)
3,380,820 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 4 .195 11/15/23 3,170
Series - 2021 ILP (Class C)
2,795,000 i Morgan Stanley Capital I Trust 3 .779 05/15/48 2,670
Series - 2015 MS1 (Class A4)
388,737 †,i Morgan Stanley Capital I Trust 6 .282 12/12/49 196
Series - 2007 IQ16 (Class AJ)
265,169 †,i Morgan Stanley Capital I Trust 6 .282 12/12/49 134
Series - 2007 IQ16 (Class AJFX)
5,570,563 Morgan Stanley Capital I Trust 3 .304 06/15/50 5,368
Series - 2017 H1 (Class ASB)
1,458,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,344
Series - 2017 HR2 (Class A4)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,840,000 i Morgan Stanley Capital I Trust 4 .429% 07/15/51 $ 2,632
Series - 2018 H3 (Class AS)
5,027,114 Morgan Stanley Capital I Trust 4 .310 12/15/51 4,709
Series - 2018 H4 (Class A4)
698,166 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 599
Series - 2021 4 (Class A4)
8,568,957 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 6,761
Series - 2021 5 (Class A9)
2,149,296 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,857
Series - 2021 6 (Class A4)
5,752,421 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,539
Series - 2021 6 (Class A9)
3,000,000 g,i MSDB Trust 3 .427 07/11/39 2,647
Series - 2017 712F (Class A)
500,000 g,i MTN Commercial Mortgage Trust 7 .134 03/15/39 477
Series - 2022 LPFL (Class E)
1,200,000 g,i Natixis Commercial Mortgage Securities Trust 3 .917 11/15/32 1,195
Series - 2018 285M (Class A)
15,010,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 4 .318 07/15/36 14,779
Series - 2019 MILE (Class A)
5,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 4 .618 07/15/36 4,905
Series - 2019 MILE (Class B)
2,900,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 5 .018 07/15/36 2,828
Series - 2019 MILE (Class C)
5,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.750% 5 .568 07/15/36 4,849
Series - 2019 MILE (Class D)
703,488 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 653
Series - 2020 2PAC (Class A)
1,216,755 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 1,115
Series - 2019 NQM4 (Class A3)
980,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 821
Series - 2019 NQM4 (Class M1)
371,900 i New York Mortgage Trust LIBOR 1 M + 0.480% 3 .564 02/25/36 365
Series - 2005 3 (Class A1)
1,825,000 g,i NLT Trust 2 .569 08/25/56 1,297
Series - 2021 INV2 (Class M1)
11,504,611 g,i OBX Trust 2 .500 07/25/51 9,077
Series - 2021 J2 (Class A19)
967,436 g,i OBX Trust LIBOR 1 M + 0.650% 3 .734 06/25/57 940
Series - 2018 1 (Class A2)
3,609,371 g,i Oceanview Mortgage Trust 2 .500 05/25/51 2,848
Series - 2021 1 (Class A19)
5,434,000 g Olympic Tower Mortgage Trust 3 .566 05/10/39 4,837
Series - 2017 OT (Class A)
5,120,000 g One Bryant Park Trust 2 .516 09/15/54 4,217
Series - 2019 OBP (Class A)
2,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,964
Series - 2013 SMV (Class B)
15,564,175 g,i RCKT Mortgage Trust 2 .500 02/25/52 12,280
Series - 2022 2 (Class A22)
3,472,852 g,i RCKT Mortgage Trust 3 .500 06/25/52 2,901
Series - 2022 4 (Class A22)
688,721 g,i Sequoia Mortgage Trust 3 .500 05/25/45 611
Series - 2015 2 (Class A1)
598,591 g,i Sequoia Mortgage Trust 3 .500 06/25/46 540
Series - 2016 1 (Class A19)
151,472 g,i Sequoia Mortgage Trust 3 .500 02/25/47 135
Series - 2017 2 (Class A19)
47,386 g,i Sequoia Mortgage Trust 3 .500 04/25/47 42
Series - 2017 3 (Class A19)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,158,017 g,i Sequoia Mortgage Trust 3 .719% 09/25/47 $ 1,870
Series - 2017 6 (Class B1)
62,622 g,i Sequoia Mortgage Trust 3 .500 02/25/48 56
Series - 2018 2 (Class A19)
1,000,815 g,i Sequoia Mortgage Trust 3 .500 03/25/48 905
Series - 2018 3 (Class A1)
97,942 g,i Sequoia Mortgage Trust 4 .000 09/25/48 93
Series - 2018 7 (Class A19)
331,339 g,i Sequoia Mortgage Trust 4 .000 06/25/49 320
Series - 2019 2 (Class A19)
1,472,576 g,i Sequoia Mortgage Trust 3 .500 12/25/49 1,308
Series - 2019 5 (Class A19)
6,264,374 g,i Sequoia Mortgage Trust 3 .000 04/25/50 5,064
Series - 2020 3 (Class A19)
6,017,674 g,i Sequoia Mortgage Trust 2 .500 06/25/51 4,748
Series - 2021 4 (Class A19)
470,772 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 418
Series - 2017 1 (Class A19)
7,750,000 g SLG Office Trust 2 .585 07/15/41 6,229
Series - 2021 OVA (Class A)
26,865,000 g SLG Office Trust 2 .851 07/15/41 20,064
Series - 2021 OVA (Class D)
10,128,200 g,i SMR Mortgage Trust 4 .495 02/15/39 9,860
Series - 2022 IND (Class A)
9,645,905 g,i SMR Mortgage Trust 5 .795 02/15/39 9,245
Series - 2022 IND (Class C)
1,205,738 g,i SMR Mortgage Trust 6 .795 02/15/39 1,142
Series - 2022 IND (Class D)
5,000,000 g,i SREIT Trust LIBOR 1 M + 0.822% 3 .640 11/15/36 4,796
Series - 2021 MFP2 (Class A)
6,930,000 g,i SREIT Trust LIBOR 1 M + 1.171% 3 .989 11/15/36 6,615
Series - 2021 MFP2 (Class B)
7,302,000 g,i Structured Agency Credit Risk Debt Note (STACR) 4 .381 10/25/33 6,966
Series - 2021 DNA3 (Class M2)
140,861 g,i STACR 3 .763 02/25/48 135
Series - 2018 SPI1 (Class M2)
29,416 g,i STACR 3 .840 05/25/48 28
Series - 2018 SPI2 (Class M2)
1,730,000 g,i STACR LIBOR 1 M + 2.500% 5 .584 02/25/50 1,567
Series - 2020 DNA2 (Class B1)
GBP 347,448 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
3 .261 05/17/31 372
Series - 2021 UK1A (Class B)
GBP 506,281 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
3 .611 05/17/31 537
Series - 2021 UK1A (Class C)
11,469,283 UBS Commercial Mortgage Trust 3 .256 06/15/50 10,990
Series - 2017 C1 (Class ASB)
1,999,994 UBS Commercial Mortgage Trust 3 .366 10/15/50 1,911
Series - 2017 C4 (Class ASB)
1,450,000 UBS Commercial Mortgage Trust 3 .563 10/15/50 1,331
Series - 2017 C4 (Class A4)
1,750,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 1,648
Series - 2018 C13 (Class A4)
2,070,000 g,i Verus Securitization Trust 3 .207 11/25/59 1,901
Series - 2019 4 (Class M1)
1,450,658 g Verus Securitization Trust 1 .733 05/25/65 1,323
Series - 2020 5 (Class A3)
1,988,240 g,i Verus Securitization Trust 2 .240 10/25/66 1,643
Series - 2021 7 (Class A3)
1,672,707 g VSE VOI Mortgage LLC 2 .330 03/20/35 1,600
Series - 2017 A (Class A)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,740,030 Wells Fargo Commercial Mortgage Trust 3 .405% 12/15/47 $ 1,669
Series - 2014 LC18 (Class A5)
990,000 Wells Fargo Commercial Mortgage Trust 3 .406 05/15/48 929
Series - 2015 NXS1 (Class AS)
2,000,000 i Wells Fargo Commercial Mortgage Trust 3 .658 05/15/48 1,854
Series - 2015 NXS1 (Class B)
2,279,000 i Wells Fargo Commercial Mortgage Trust 4 .287 05/15/48 1,994
Series - 2015 NXS1 (Class D)
7,278,700 Wells Fargo Commercial Mortgage Trust 2 .788 07/15/48 6,978
Series - 2016 C35 (Class ASB)
11,385,092 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 10,863
Series - 2016 BNK1 (Class ASB)
11,286,651 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 10,790
Series - 2016 LC24 (Class ASB)
872,111 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 809
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757 03/15/50 1,820
Series - 2017 RB1 (Class AS)
14,152,542 Wells Fargo Commercial Mortgage Trust 3 .261 07/15/50 13,610
Series - 2017 C38 (Class ASB)
2,197,255 i Wells Fargo Commercial Mortgage Trust 3 .903 07/15/50 1,883
Series - 2017 C38 (Class C)
9,684,411 Wells Fargo Commercial Mortgage Trust 3 .212 09/15/50 9,264
Series - 2017 C39 (Class ASB)
4,000,000 i Wells Fargo Commercial Mortgage Trust 3 .767 07/15/58 3,827
Series - 2015 NXS2 (Class A5)
1,000,000 i Wells Fargo Commercial Mortgage Trust 4 .423 07/15/58 941
Series - 2015 NXS2 (Class B)
6,000,000 Wells Fargo Commercial Mortgage Trust 3 .749 03/15/59 5,541
Series - 2016 C33 (Class AS)
223,442 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 216
Series - 2019 2 (Class A17)
2,652,533 g,i Wells Fargo Mortgage Backed Securities Trust 3 .490 09/25/49 2,355
Series - 2019 4 (Class A1)
684,953 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 562
Series - 2020 4 (Class A17)
11,874,003 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 9,369
Series - 2021 2 (Class A17)
4,949,116 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 3,993
Series - 2021 INV1 (Class A17)
5,481,115 g,i Wells Fargo Mortgage Backed Securities Trust 3 .318 08/25/51 4,432
Series - 2021 INV1 (Class B1)
4,788,476 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 3,778
Series - 2022 2 (Class A18)
4,268,420 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 3,435
Series - 2022 INV1 (Class A18)
7,332,952 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 6,186
Series - 2022 INV1 (Class A17)
1,770,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 1,743
Series - 2013 C13 (Class AS)
3,639,052 i WFRBS Commercial Mortgage Trust 4 .079 03/15/46 3,592
Series - 2013 UBS1 (Class A4)
1,050,000 i WFRBS Commercial Mortgage Trust 4 .162 12/15/46 1,035
Series - 2013 C18 (Class A5)
2,185,281 WFRBS Commercial Mortgage Trust 3 .995 05/15/47 2,135
Series - 2014 C20 (Class A5)
3,865,000 WFRBS Commercial Mortgage Trust 3 .607 11/15/47 3,724
Series - 2014 C24 (Class A5)
8,000,000 WFRBS Commercial Mortgage Trust 3 .560 03/15/48 7,943
Series - 2013 C12 (Class AS)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 289,210 g,i WinWater Mortgage Loan Trust 3 .926% 06/20/44 $ 245
Series - 2014 1 (Class B4)
6,739,874 g,i Woodward Capital Management 3 .000 05/25/52 5,424
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 1,260,071
TOTAL STRUCTURED ASSETS 1,989,686
(Cost $2,241,296)
TOTAL BONDS 10,448,617
(Cost $11,950,069)
SHARES COMPANY
PREFERRED STOCKS - 0.1%
BANKS - 0.1%
470,597 *,e Federal Home Loan Mortgage Corp (FHLMC) 1,572
1,527,061 * Federal National Mortgage Association (FNMA) 5,619
TOTAL BANKS 7,191
DIVERSIFIED FINANCIALS - 0.0%
173,925 e Morgan Stanley 4,373
TOTAL DIVERSIFIED FINANCIALS 4,373
TOTAL PREFERRED STOCKS 11,564
(Cost $54,290)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.9%
TREASURY DEBT - 0.2%
JPY 693,000,000 Japan Treasury Discount Bill 0 .000 11/28/22 4,789
10,000,000 United States Treasury Bill 0 .000 10/06/22 9,998
1,975,000 United States Treasury Bill 0 .000 12/22/22 1,961
TOTAL TREASURY DEBT 16,748
TOTAL SHORT-TERM INVESTMENTS 16,748
(Cost $16,956)
GOVERNMENT AGENCY DEBT - 0.1%
15,130,000 Federal Farm Credit Bank (FFCB) 0 .000 11/08/22 15,082
TOTAL GOVERNMENT AGENCY DEBT 15,082
TOTAL SHORT-TERM INVESTMENTS 15,082
(Cost $15,126)
REPURCHASE AGREEMENT - 0.8%
83,000,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 83,000
TOTAL REPURCHASE AGREEMENT 83,000
TOTAL SHORT-TERM INVESTMENTS 83,000
(Cost $83,000)
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
90,173,588 c State Street Navigator Securities Lending Government Money Market Portfolio 3 .070 90,174
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 90,174
TOTAL SHORT-TERM INVESTMENTS 90,174
(Cost $90,174)

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE
VALUE
(000)
TOTAL INVESTMENTS - 99.4% $ 10,723,989
(Cost $12,271,839)
OTHER ASSETS & LIABILITIES, NET - 0.6% 65,672
NET ASSETS - 100.0% $10,789,661
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
SGD Singapore Dollar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
^
Amount represents less than $1,000.
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,502,926.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $83,000,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rates 0.375%–0.625% and maturity dates 1/15/26–1/31/26, valued at $84,660,163.

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
continued
Futures contracts outstanding as of September 30, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US 10 Year Ultra (1,000) 12/20/22  $ (125,419) $ (118,484) $ 6,935
US Ultra Bond 250 12/20/22 37,008 34,250 (2,758)
Total (750)  $ (88,411)  $ (84,234)  $ 4,177
Forward foreign currency contracts outstanding as of September 30, 2022 were as follows (dollar amounts are in thousands):
Currency
to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 367 EUR 358 Australia and New Zealand Banking Group 10/31/22  $ 16
$ 300 EUR 299 Australia and New Zealand Banking Group 10/31/22 6
$ 1,705 JPY 228,549 Australia and New Zealand Banking Group 10/31/22 121
$ 708 JPY 92,780 Australia and New Zealand Banking Group 10/31/22 65
EUR 761 $ 734 Australia and New Zealand Banking Group 10/31/22 13
EUR 376 $ 363 Australia and New Zealand Banking Group 10/31/22 7
JPY 512,425 $ 3,552 Australia and New Zealand Banking Group 10/31/22 (1)
Total  $ 227
$ 3,828 EUR 3,748 Bank of America 10/31/22  $ 147
$ 23,768 JPY 3,229,331 Bank of America 10/31/22 1,391
$ 1,718 JPY 224,683 Bank of America 10/31/22 161
$ 629 THB 24,127 Bank of America 10/31/22 (11)
Total  $ 1,688
$ 343 PEN 1,360 Citibank N.A. 10/31/22  $ 3
$ 583 RON 2,993 Citibank N.A. 10/31/22 (7)
EUR 4,534 $ 4,397 Citibank N.A. 10/31/22 56
KRW 589,369 $ 411 Citibank N.A. 12/02/22 (2)
Total  $ 50
$ 1,060 ILS 3,721 Goldman Sachs 10/31/22  $ 14
$ 2,376 NOK 23,339 Goldman Sachs 10/31/22 232
Total  $ 246
$ 7,388 AUD 10,620 Morgan Stanley 10/31/22  $ 592
$ 7,676 CAD 9,897 Morgan Stanley 10/31/22 512
$ 342 HUF 146,203 Morgan Stanley 11/02/22 7
$ 5,057 JPY 693,201 Morgan Stanley 11/28/22 238
$ 1,303 NZD 2,096 Morgan Stanley 10/31/22 130
EUR 32 $ 33 Morgan Stanley 10/31/22 (1)
GBP 16 $ 19 Morgan Stanley 10/31/22 (1)
GBP 1,891 $ 2,050 Morgan Stanley 10/31/22 62
Total  $ 1,539
$ 33 EUR 32 Standard Chartered Bank 10/31/22  $ 1
$ 4,637 EUR 4,498 Standard Chartered Bank 10/31/22 220
$ 17,539 GBP 14,541 Standard Chartered Bank 10/31/22 1,292
$ 2 GBP 2 Standard Chartered Bank 10/31/22 0 ^
Total  $ 1,513
$ 22,491 CNY 161,817 Toronto Dominion Bank 10/31/22  $ (257)
$ 69,204 EUR 67,950 Toronto Dominion Bank 10/31/22 2,467
$ 6,674 KRW 8,877,503 Toronto Dominion Bank 12/02/22 508
EUR 181 $ 184 Toronto Dominion Bank 10/31/22 (6)
EUR 195 $ 195 Toronto Dominion Bank 10/31/22 (3)
EUR 493 $ 479 Toronto Dominion Bank 10/31/22 6
GBP 291 $ 315 Toronto Dominion Bank 10/31/22 10
$ 376 ZAR 6,727 Toronto Dominion Bank 10/31/22 5
Total  $ 2,730
Total  $ 7,993
^ Amount represents less than $1,000.

Portfolio of investments
(unaudited)
CREF Core Bond Account September 30, 2022

College Retirement Equities Fund
concluded
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Centrally cleared credit default swap contracts outstanding as of September 30, 2022 were as follows (dollar amounts are in thousands):
PURCHASED
Reference
entity
Terms of
payments to
be paid
Terms of
payments to
be received Counterparty
Fixed rate
payment
frequency
Maturity
date
Notional
amount * Value
Premiums
paid
(received)
Unrealized
appreciation
(depreciation)
CDX-NAHYS38V2-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 06/20/27 $ 148,500 $ (3,135) $ (4,003) $ 868
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
SOLD
Reference
entity
Terms of
payments to
be paid
Terms of
payments to
be received Counterparty
Fixed rate
payment
frequency
Maturity
date
Notional
amount * Value
Premiums
paid
(received)
Unrealized
appreciation
(depreciation)
CDX-NAHYS38V2-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/27 150,000 $ 3,166 $ 2,726 $ 441
CDX-NAHYS39V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/27 150,000 5,927 6,773 (846)
CDX-NAIGS39V1-5Y
Credit event
as specified in
contract 1.000
Citigroup Global Markets,
Inc Quarterly 12/20/27 300,000 938 (497) 1,435
Total $ 10,031 $ 9,002 $ 1,029
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of investments
(unaudited)
CREF Inflation-Linked Bond Account September 30, 2022

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANK LOAN OBLIGATIONS - 0.5%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 2,478,472 i Trans Union LLC LIBOR 12 M + 2.250% 5 .365% 12/01/28 $ 2,406
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,406
CONSUMER DURABLES & APPAREL - 0.0%
2,713,200 i Crocs, Inc SOFR 12M + 3.500% 6 .784 02/20/29 2,562
TOTAL CONSUMER DURABLES & APPAREL 2,562
CONSUMER SERVICES - 0.1%
2,969,466 i 1011778 BC ULC LIBOR 12 M + 2.000% 5 .115 07/03/28 2,847
2,475,000 i Stars Group Holdings BV LIBOR 4 M + 2.250% 5 .892 07/21/26 2,386
TOTAL CONSUMER SERVICES 5,233
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
3,000,000 i Select Medical Corp LIBOR 12 M + 2.500% 5 .620 03/06/25 2,909
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,909
MEDIA & ENTERTAINMENT - 0.1%
1,985,000 i Fluidra Finco SL SOFR 12M + 2.000% 5 .134 01/29/29 1,928
2,752,690 i Nascar Holdings, Inc LIBOR 12 M + 2.500% 5 .615 10/19/26 2,715
TOTAL MEDIA & ENTERTAINMENT 4,643
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
3,213,072 i Avantor, Inc LIBOR 12 M + 2.250% 5 .365 11/08/27 3,137
2,232,396 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 6 .615 05/05/28 2,162
2,332,916 i Organon & Co LIBOR 4 M + 3.000% 6 .188 06/02/28 2,286
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,585
RETAILING - 0.1%
2,977,500 i Rexnord LLC LIBOR 12 M + 2.250% 5 .365 10/04/28 2,944
TOTAL RETAILING 2,944
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1 h,i MKS Instruments, Inc LIBOR 1 M + 2.250% 2 .750 10/22/28 0 ^
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0
SOFTWARE & SERVICES - 0.1%
2,640,000 h,i NortonLifeLock, Inc SOFR 12M + 2.000% 4 .848 09/12/29 2,543
1,642,264 i SS&C Technologies, Inc LIBOR 12 M + 1.750% 4 .865 04/16/25 1,594
1,333,183 i SS&C Technologies, Inc LIBOR 12 M + 1.750% 4 .865 04/16/25 1,294
TOTAL SOFTWARE & SERVICES 5,431
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
375,000 i Coherent Corp LIBOR 3 M + 2.750% 5 .043 07/01/29 364
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 364
UTILITIES - 0.0%
2,487,469 i Core & Main LP LIBOR 4 M + 2.500% 5 .580 07/27/28 2,384
TOTAL UTILITIES 2,384
TOTAL BANK LOAN OBLIGATIONS 36,461
(Cost $37,426)
BONDS - 99.2%
CORPORATE BONDS - 1.9%

Portfolio of investments
(unaudited)
CREF Inflation-Linked Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANKS - 0.1%
$ 3,000,000 Bank of America Corp 2 .572% 10/20/32 $ 2,295
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,276
TOTAL BANKS 4,571
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,485,000 g Albion Financing 1 SARL 6 .125 10/15/26 2,946
5,000,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 4,705
5,000,000 United Rentals North America, Inc 4 .875 01/15/28 4,584
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,235
CONSUMER DURABLES & APPAREL - 0.0%
1,200,000 e Newell Brands, Inc 6 .375 09/15/27 1,188
TOTAL CONSUMER DURABLES & APPAREL 1,188
DIVERSIFIED FINANCIALS - 0.2%
3,125,000 g Banco de Chile 2 .990 12/09/31 2,423
2,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 1,786
1,700,000 e,g Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,370
3,000,000 Morgan Stanley 2 .511 10/20/32 2,293
5,000,000 OneMain Finance Corp 3 .500 01/15/27 3,895
TOTAL DIVERSIFIED FINANCIALS 11,767
ENERGY - 0.3%
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,592
680,000 g EQM Midstream Partners LP 7 .500 06/01/27 648
5,000,000 g Hess Midstream Operations LP 5 .625 02/15/26 4,746
2,000,000 g Hilcorp Energy I LP 6 .250 04/15/32 1,772
2,500,000 g MEG Energy Corp 7 .125 02/01/27 2,538
5,000,000 Murphy Oil Corp 5 .875 12/01/27 4,674
5,000,000 e Occidental Petroleum Corp 3 .500 08/15/29 4,568
3,150,000 g Parkland Corp 4 .625 05/01/30 2,554
2,375,000 Petroleos Mexicanos 6 .700 02/16/32 1,666
TOTAL ENERGY 24,758
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,000,000 g Tenet Healthcare Corp 4 .375 01/15/30 5,008
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,008
MATERIALS - 0.2%
2,950,000 g Freeport Indonesia PT 5 .315 04/14/32 2,441
3,275,000 g GCC SAB de C.V. 3 .614 04/20/32 2,649
7,000,000 g POSCO 4 .375 08/04/25 6,762
5,000,000 g SunCoke Energy, Inc 4 .875 06/30/29 3,855
TOTAL MATERIALS 15,707
MEDIA & ENTERTAINMENT - 0.2%
5,000,000 g CCO Holdings LLC 5 .125 05/01/27 4,513
5,000,000 g EIG Pearl Holdings Sarl 3 .545 08/31/36 3,962
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,949
5,000,000 g Sirius XM Radio, Inc 3 .125 09/01/26 4,391
TOTAL MEDIA & ENTERTAINMENT 15,815
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
3,400,000 e,g Avantor Funding, Inc 3 .875 11/01/29 2,761
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,761
REAL ESTATE - 0.1%
5,000,000 g Howard Hughes Corp 4 .125 02/01/29 3,863

Portfolio of investments
(unaudited)
CREF Inflation-Linked Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 g RLJ Lodging Trust LP 3 .750% 07/01/26 $ 4,270
TOTAL REAL ESTATE 8,133
RETAILING - 0.1%
4,340,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 3,469
3,600,000 g Prosus NV 3 .257 01/19/27 3,014
TOTAL RETAILING 6,483
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,575,000 TSMC Arizona Corp 1 .750 10/25/26 1,385
2,000,000 TSMC Arizona Corp 4 .250 04/22/32 1,841
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,226
SOFTWARE & SERVICES - 0.1%
2,435,000 g CA Magnum Holdings 5 .375 10/31/26 2,046
2,315,000 g NortonLifeLock, Inc 6 .750 09/30/27 2,221
2,830,000 g Open Text Corp 3 .875 12/01/29 2,180
TOTAL SOFTWARE & SERVICES 6,447
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,000,000 g Imola Merger Corp 4 .750 05/15/29 2,531
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,531
TELECOMMUNICATION SERVICES - 0.2%
2,900,000 AT&T, Inc 2 .250 02/01/32 2,193
4,925,000 g Iliad Holding SASU 6 .500 10/15/26 4,307
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,355
3,100,000 Verizon Communications, Inc 2 .355 03/15/32 2,377
TOTAL TELECOMMUNICATION SERVICES 11,232
TRANSPORTATION - 0.1%
5,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 4,375
TOTAL TRANSPORTATION 4,375
UTILITIES - 0.0%
1,450,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,247
TOTAL UTILITIES 1,247
TOTAL CORPORATE BONDS 137,484
(Cost $161,380)
GOVERNMENT BONDS - 94.6%
AGENCY SECURITIES - 0.2%
15,545,000 Montefiore Medical Center 2 .895 04/20/32 14,416
2,302,631 Reliance Industries Ltd 2 .444 01/15/26 2,215
TOTAL AGENCY SECURITIES 16,631
MORTGAGE BACKED - 2.6%
6,225,000 g,i Freddie Mac STACR REMIC Trust 4 .531 08/25/33 6,144
2,305,000 g,i Freddie Mac STACR REMIC Trust 3 .781 10/25/41 2,097
9,856,085 g,i Freddie Mac STACR REMIC Trust 3 .231 12/25/41 9,397
20,000,000 g,i Freddie Mac STACR REMIC Trust 5 .631 05/25/42 19,055
18,765,020 Government National Mortgage Association (GNMA) 3 .600 09/15/31 18,354
9,379,720 GNMA 3 .650 02/15/32 9,052
2,145,914 GNMA 3 .380 07/15/35 2,054
2,812,546 GNMA 3 .870 10/15/36 2,720
36,445,323 GNMA 1 .730 07/15/37 31,015
33,828,929 GNMA 4 .250 09/15/38 33,640
23,527,544 GNMA 1 .650 07/15/42 19,467
25,630,472 GNMA 2 .750 01/15/45 23,007

Portfolio of investments
(unaudited)
CREF Inflation-Linked Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,184,603 GNMA 4 .930% 10/15/45 $ 5,182
TOTAL MORTGAGE BACKED 181,184
U.S. TREASURY SECURITIES - 91.8%
268,266,130 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/23 265,584
187,266,460 k United States Treasury Inflation Indexed Bonds 0 .625 04/15/23 184,458
244,439,040 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 240,591
203,480,643 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 198,701
239,644,920 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 232,861
202,762,625 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 195,824
239,616,850 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 230,422
228,912,870 k United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 219,056
121,045,120 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 121,502
185,817,240 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 176,252
247,373,280 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 236,391
322,004,520 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 304,181
264,998,669 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 252,939
79,600,894 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 79,349
163,813,750 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 152,979
182,932,440 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 171,016
307,126,159 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 286,089
243,464,220 k United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 227,420
121,881,514 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 123,719
131,167,500 e,k United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 120,937
139,891,290 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 130,516
246,832,215 k United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 229,074
243,813,252 k United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 241,423
130,104,305 k United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 141,393
151,079,680 k United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 141,969
221,765,040 k United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 208,537
162,697,284 k United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 168,352
9,173,453 k United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 10,273
216,596,490 k United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 195,301
178,491,800 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 157,798
141,557,325 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 124,630
172,997,280 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 151,128
260,285,653 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 226,944
97,029,564 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 83,881
69,437,472 k United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 79,155
140,211,500 k United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 127,215
145,150,917 k United States Treasury Inflation Indexed Bonds 0 .125 02/15/52 91,736
13,298,000 United States Treasury Note 3 .375 08/15/42 12,045
TOTAL U.S. TREASURY SECURITIES 6,541,641
TOTAL GOVERNMENT BONDS 6,739,456
(Cost $7,278,356)
STRUCTURED ASSETS - 2.7%
ASSET BACKED - 0.5%
4,214,000 i Bayview Financial Mortgage Pass-Through Trust LIBOR 1 M + 1.125% 4 .238 02/28/41 4,148
Series - 2006 A (Class M4)
2,977,500 g DB Master Finance LLC 2 .045 11/20/51 2,528
Series - 2021 1A (Class A2I)
5,855,750 g DB Master Finance LLC 2 .493 11/20/51 4,789
Series - 2021 1A (Class A2II)
4,367,000 g DB Master Finance LLC 2 .791 11/20/51 3,426
Series - 2021 1A (Class A23)
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,679
Series - 2022 1A (Class 1)

Portfolio of investments
(unaudited)
CREF Inflation-Linked Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,331,594 g MVW LLC 1 .830% 05/20/39 $ 5,645
Series - 2021 2A (Class B)
6,900,079 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 6,020
Series - 2021 2A (Class A1)
4,575,385 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 4,034
Series - 2022 A (Class A)
TOTAL ASSET BACKED 33,269
OTHER MORTGAGE BACKED - 2.2%
5,000,000 g,i BAMLL Commercial Mortgage Securities Trust 3 .996 01/15/39 4,875
Series - 2022 DKLX (Class A)
7,500,000 g,i BAMLL Commercial Mortgage Securities Trust 4 .996 01/15/39 7,213
Series - 2022 DKLX (Class C)
2,500,000 g,i BAMLL Commercial Mortgage Securities Trust 5 .846 01/15/39 2,388
Series - 2022 DKLX (Class D)
2,000,000 i BENCHMARK Mortgage Trust 4 .381 02/15/51 1,748
Series - 2018 B2 (Class C)
26,370,303 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 4 .015 10/15/38 24,912
Series - 2021 XL2 (Class C)
1,400,193 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.846% 4 .664 10/15/38 1,313
Series - 2021 XL2 (Class E)
6,000,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.271% 4 .089 12/15/38 5,713
Series - 2021 CIP (Class B)
2,000,000 g,i BX Commercial Mortgage Trust 4 .685 01/17/39 1,923
Series - 2022 AHP (Class B)
5,650,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 1.900% 4 .718 10/15/36 5,361
Series - 2021 PRM2 (Class D)
7,000,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 2.400% 5 .218 10/15/36 6,606
Series - 2021 PRM2 (Class E)
2,000,000 g COMM Mortgage Trust 3 .397 03/10/46 1,976
Series - 2013 CR6 (Class B)
1,000,000 i COMM Mortgage Trust 4 .696 10/10/47 946
Series - 2014 LC17 (Class C)
2,500,000 i COMM Mortgage Trust 4 .619 10/10/48 2,351
Series - 2015 CR26 (Class B)
10,000,000 g,i Connecticut Avenue Securities Trust 3 .831 10/25/41 9,513
Series - 2021 R01 (Class 1M2)
4,481,384 g,i Connecticut Avenue Securities Trust 3 .181 11/25/41 4,390
Series - 2021 R02 (Class 2M1)
9,000,000 g,i Connecticut Avenue Securities Trust 3 .931 12/25/41 8,217
Series - 2021 R03 (Class 1M2)
6,000,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 4 .138 11/15/38 5,684
Series - 2021 ELP (Class C)
4,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 4 .936 11/15/38 4,210
Series - 2021 ELP (Class E)
5,000,000 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 5 .118 10/15/38 4,666
Series - 2021 EQAZ (Class E)
15,000,000 g,i Freddie Mac STACR REMIC Trust 4 .781 01/25/42 13,138
Series - 2022 DNA1 (Class M2)
5,883,761 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 1 .349 02/25/42 5,782
Series - 2022 DNA2 (Class M1A)
4,000,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 3.350% 6 .168 11/15/36 3,709
Series - 2021 ARDN (Class E)
2,000,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 1,734
Series - 2020 NNN (Class DFX)
3,986,816 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 4 .195 11/15/23 3,738
Series - 2021 ILP (Class C)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,215
Series - 2019 PARK (Class D)

Portfolio of investments
(unaudited)
CREF Inflation-Linked Bond Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,500,000 g MRCD Mortgage Trust 2 .718% 12/15/36 $ 2,198
Series - 2019 PARK (Class E)
2,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 5 .018 07/15/36 2,438
Series - 2019 MILE (Class C)
7,716,724 g,i SMR Mortgage Trust 5 .245 02/15/39 7,466
Series - 2022 IND (Class B)
2,000,000 g,i SREIT Trust LIBOR 1 M + 1.171% 3 .989 11/15/36 1,909
Series - 2021 MFP2 (Class B)
1,763,496 g Verus Securitization Trust 3 .000 11/25/59 1,719
Series - 2019 4 (Class A3)
8,389,197 g,i Verus Securitization Trust 2 .240 10/25/66 6,932
Series - 2021 7 (Class A3)
1,951,000 i WFRBS Commercial Mortgage Trust 4 .309 03/15/45 1,933
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 158,916
TOTAL STRUCTURED ASSETS 192,185
(Cost $208,147)
TOTAL BONDS 7,069,125
(Cost $7,647,883)
SHORT-TERM INVESTMENTS - 1.9%
REPURCHASE AGREEMENT - 0.1%
4,010,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 4,010
TOTAL REPURCHASE AGREEMENT 4,010
TOTAL SHORT-TERM INVESTMENTS 4,010
(Cost $4,010)
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
129,684,813 c State Street Navigator Securities Lending Government Money Market Portfolio 3 .070 129,685
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 129,685
TOTAL SHORT-TERM INVESTMENTS 129,685
(Cost $129,685)
TOTAL INVESTMENTS - 101.6% 7,239,281
(Cost $7,819,004)
OTHER ASSETS & LIABILITIES, NET - (1.6)% (114,248)
NET ASSETS - 100.0% $7,125,033
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate

Portfolio of investments
(unaudited)
CREF Inflation-Linked Bond Account September 30, 2022

College Retirement Equities Fund
concluded
Cost amounts are in thousands.
^
Amount represents less than $1,000.
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $120,287,884.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $4,010,000 on 10/3/22, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $4,090,233.
Futures contracts outstanding as of September 30, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US Long Bond (19) 12/20/22  $ (2,596) $ (2,402) $ 194
US Ultra Bond (480) 12/20/22 (71,054) (65,760) 5,294
Total (499)  $ (73,650)  $ (68,162)  $ 5,488

CREF Social Choice Account September 30, 2022
Portfolio of investments
(unaudited)

College Retirement Equities Fund
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
BANK LOAN OBLIGATIONS - 0.2%
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$ 15,800,000 i LTR Intermediate Holdings, Inc LIBOR 4 M + 4.500% 8 .174% 05/05/28 $ 14,457
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,457
UTILITIES - 0.1%
11,910,150 i TerraForm Power Operating LLC SOFR 4M + 2.750% 6 .403 05/21/29 11,813
TOTAL UTILITIES 11,813
TOTAL BANK LOAN OBLIGATIONS 26,270
(Cost $27,389)
BONDS - 40.6%
CORPORATE BONDS - 14.6%
AUTOMOBILES & COMPONENTS - 0.3%
9,000,000 Aptiv plc 2 .396 02/18/25 8,398
9,665,000 Ford Motor Co 3 .250 02/12/32 6,962
10,000,000 e General Motors Co 5 .400 10/15/29 9,221
14,900,000 General Motors Co 5 .600 10/15/32 13,301
12,925,000 g Hyundai Capital Services, Inc 1 .250 02/08/26 11,234
TOTAL AUTOMOBILES & COMPONENTS 49,116
BANKS - 2.2%
15,000,000 g ABN AMRO Bank NV 2 .470 12/13/29 11,890
6,925,000 g Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 5,953
11,575,000 g Bank Hapoalim BM 3 .255 01/21/32 9,607
11,985,000 Bank of America Corp 0 .981 09/25/25 10,904
14,025,000 Bank of America Corp 2 .456 10/22/25 13,131
15,000,000 i Bank of America Corp SOFR + 0.970% 3 .443 07/22/27 14,515
12,500,000 Bank of America Corp 2 .087 06/14/29 10,158
11,750,000 Bank of America Corp 2 .687 04/22/32 9,174
10,000,000 Bank of Montreal 3 .803 12/15/32 8,671
4,350,000 e,g BNP Paribas S.A. 1 .904 09/30/28 3,510
15,300,000 g BNP Paribas S.A. 2 .871 04/19/32 11,568
1,825,000 e Canadian Imperial Bank of Commerce 0 .950 10/23/25 1,609
11,250,000 Citigroup, Inc 0 .776 10/30/24 10,684
14,091,000 e Citigroup, Inc 1 .281 11/03/25 12,872
6,375,000 i Citigroup, Inc SOFR + 0.694% 3 .141 01/25/26 6,214
5,475,000 Citizens Bank NA 2 .250 04/28/25 5,080
3,203,000 HSBC Holdings plc 3 .033 11/22/23 3,191
10,000,000 e HSBC Holdings plc 5 .210 08/11/28 9,349
6,575,000 HSBC Holdings plc 5 .402 08/11/33 5,846
10,000,000 g ING Groep NV 1 .400 07/01/26 8,830
8,300,000 ING Groep NV 4 .017 03/28/28 7,536
10,000,000 ING Groep NV 2 .727 04/01/32 7,613
5,375,000 ING Groep NV 4 .252 03/28/33 4,556
2,714,000 g Intesa Sanpaolo S.p.A 3 .375 01/12/23 2,699
1,825,000 g Intesa Sanpaolo S.p.A 5 .017 06/26/24 1,702
9,750,000 g Intesa Sanpaolo S.p.A 3 .250 09/23/24 9,179
6,000,000 g Intesa Sanpaolo S.p.A 4 .950 06/01/42 3,563
5,000,000 JPMorgan Chase & Co 1 .040 02/04/27 4,249
5,990,000 e JPMorgan Chase & Co 3 .650 N/A‡ 4,851
4,000,000 Lloyds Banking Group plc 4 .500 11/04/24 3,892
9,494,000 Lloyds Banking Group plc 3 .870 07/09/25 9,154
11,125,000 g National Australia Bank Ltd 2 .332 08/21/30 8,283
8,705,000 g National Australia Bank Ltd 2 .990 05/21/31 6,698
12,638,000 National Bank of Canada 0 .550 11/15/24 11,964

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,790,000 NatWest Group plc 2 .359% 05/22/24 $ 2,724
6,425,000 Santander Holdings USA, Inc 5 .807 09/09/26 6,280
7,656,000 e SVB Financial Group 2 .100 05/15/28 6,203
1,925,000 SVB Financial Group 3 .125 06/05/30 1,551
12,775,000 SVB Financial Group 1 .800 02/02/31 9,143
12,635,000 SVB Financial Group 4 .100 N/A‡ 8,616
11,675,000 g UBS Group AG. 1 .494 08/10/27 9,808
10,000,000 g UBS Group AG. 2 .746 02/11/33 7,429
10,275,000 g UBS Group AG. 3 .179 02/11/43 6,617
15,000,000 g UniCredit S.p.A 2 .569 09/22/26 12,852
3,600,000 g UniCredit S.p.A 5 .459 06/30/35 2,677
10,000,000 g United Overseas Bank Ltd 2 .000 10/14/31 8,600
5,385,000 g USAA Capital Corp 2 .125 05/01/30 4,324
10,450,000 Wells Fargo & Co 4 .540 08/15/26 10,109
9,500,000 Westpac Banking Corp 3 .020 11/18/36 6,950
TOTAL BANKS 362,578
CAPITAL GOODS - 0.2%
1,685,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,627
5,000,000 Otis Worldwide Corp 3 .112 02/15/40 3,529
450,000 Siemens Financieringsmaatschappij NV 1 .200 03/11/26 393
12,500,000 g Siemens Financieringsmaatschappij NV 1 .200 03/11/26 10,903
10,500,000 g Triton Container International Ltd 1 .150 06/07/24 9,563
3,500,000 e,g Triton Container International Ltd 3 .150 06/15/31 2,563
3,575,000 Xylem, Inc 2 .250 01/30/31 2,858
TOTAL CAPITAL GOODS 31,436
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
10,000,000 Mather Foundation 2 .675 10/01/31 8,193
15,810,000 Rockefeller Foundation 2 .492 10/01/50 9,887
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 18,080
CONSUMER SERVICES - 0.7%
2,900,000 Bush Foundation 2 .754 10/01/50 1,881
3,125,000 Conservation Fund 3 .474 12/15/29 2,673
10,000,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 9,393
5,145,000 Low Income Investment Fund 3 .711 07/01/29 4,739
7,725,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 6,382
3,440,000 i Nature Conservancy LIBOR 3 M + 1.080% 3 .862 02/01/24 3,434
1,720,000 Nature Conservancy 2 .668 03/01/26 1,616
3,000,000 Nature Conservancy 3 .001 03/01/29 2,705
10,437,000 Nature Conservancy 3 .957 03/01/52 8,494
17,500,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 14,908
9,770,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 8,919
2,855,000 Salvation Army 5 .637 09/01/26 2,867
20,000,000 Salvation Army 4 .528 09/01/48 17,629
12,300,000 Starbucks Corp 2 .450 06/15/26 11,279
11,440,000 Wisconsin Alumni Research Foundation 3 .564 10/01/49 8,382
11,065,000 YMCA of Greater New York 5 .151 08/01/48 9,618
TOTAL CONSUMER SERVICES 114,919
DIVERSIFIED FINANCIALS - 2.0%
9,400,000 i AerCap Ireland Capital DAC SOFR + 0.680% 3 .651 09/29/23 9,200
10,800,000 AerCap Ireland Capital DAC 1 .750 01/30/26 9,236
10,500,000 AerCap Ireland Capital DAC 3 .000 10/29/28 8,421
12,900,000 e American Express Co 4 .050 05/03/29 11,873
5,000,000 Bank of Nova Scotia 0 .650 07/31/24 4,618
11,875,000 g BPCE S.A. 1 .652 10/06/26 10,313
20,525,000 g BPCE S.A. 2 .045 10/19/27 17,281
15,850,000 g BPCE S.A. 3 .116 10/19/32 11,339

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 11,645,000 Community Preservation Corp 2 .867% 02/01/30 $ 9,456
2,550,000 g Cooperatieve Rabobank UA 1 .004 09/24/26 2,217
18,375,000 Credit Suisse AG. 5 .000 07/09/27 16,944
16,190,000 g Credit Suisse Group AG. 2 .997 12/14/23 16,064
5,000,000 g Credit Suisse Group AG. 1 .305 02/02/27 4,059
6,750,000 g Credit Suisse Group AG. 6 .442 08/11/28 6,277
4,750,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 4,357
15,000,000 Ford Foundation 2 .815 06/01/70 8,917
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 8,922
10,000,000 Morgan Stanley 0 .791 01/22/25 9,368
11,950,000 e Morgan Stanley 0 .985 12/10/26 10,304
1,450,000 Morgan Stanley 1 .512 07/20/27 1,235
14,150,000 Morgan Stanley 2 .484 09/16/36 10,140
6,500,000 e National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 5,948
11,400,000 g,i NatWest Markets plc SOFR + 0.530% 3 .179 08/12/24 11,163
10,000,000 g NongHyup Bank 1 .250 07/20/25 8,988
1,295,000 Reinvestment Fund, Inc 3 .166 11/01/23 1,261
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,927
10,250,000 Reinvestment Fund, Inc 3 .366 11/01/24 9,834
2,570,000 Reinvestment Fund, Inc 3 .513 11/01/25 2,422
15,240,000 Reinvestment Fund, Inc 3 .880 02/15/27 14,186
7,435,000 Reinvestment Fund, Inc 3 .930 02/15/28 6,824
11,150,000 g Societe Generale S.A. 2 .889 06/09/32 8,145
1,325,000 g Starwood Property Trust, Inc 5 .500 11/01/23 1,302
4,430,000 g Starwood Property Trust, Inc 4 .375 01/15/27 3,776
7,900,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 6,912
8,727,000 Toyota Motor Credit Corp 2 .150 02/13/30 7,166
11,075,000 Unilever Capital Corp 2 .000 07/28/26 10,030
5,523,000 Unilever Capital Corp 2 .125 09/06/29 4,593
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,696
8,475,000 Unilever Capital Corp 1 .750 08/12/31 6,530
9,425,000 e Unilever Capital Corp 2 .625 08/12/51 6,080
3,450,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 3,258
5,500,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 5,224
1,925,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 1,886
TOTAL DIVERSIFIED FINANCIALS 323,692
ENERGY - 0.6%
8,000,000 g Aker BP ASA 2 .875 01/15/26 7,265
10,000,000 g Aker BP ASA 4 .000 01/15/31 8,486
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,132
2,650,000 Cenovus Energy, Inc 2 .650 01/15/32 2,042
9,625,000 Enbridge, Inc 2 .500 01/15/25 9,037
4,423,000 Enbridge, Inc 5 .750 07/15/80 3,891
8,125,000 Equinor ASA 2 .375 05/22/30 6,748
5,932,000 Equinor ASA 3 .950 05/15/43 4,826
12,450,000 Equinor ASA 3 .250 11/18/49 8,924
3,875,000 ONEOK, Inc 4 .000 07/13/27 3,556
6,200,000 ONEOK, Inc 4 .950 07/13/47 4,771
11,700,000 g Santos Finance Ltd 3 .649 04/29/31 9,092
4,540,000 e,g Sunnova Energy Corp 5 .875 09/01/26 4,057
12,850,000 Total Capital International S.A. 2 .986 06/29/41 9,160
11,316,000 Total Capital International S.A. 3 .127 05/29/50 7,814
TOTAL ENERGY 95,801
FOOD & STAPLES RETAILING - 0.2%
15,563,000 SYSCO Corp 2 .400 02/15/30 12,666
18,954,000 e Walmart, Inc 1 .800 09/22/31 15,058
TOTAL FOOD & STAPLES RETAILING 27,724

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
FOOD, BEVERAGE & TOBACCO - 0.2%
$ 10,000,000 g NBM US Holdings, Inc 6 .625% 08/06/29 $ 9,124
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,244
16,674,000 PepsiCo, Inc 2 .875 10/15/49 11,681
TOTAL FOOD, BEVERAGE & TOBACCO 30,049
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,631
10,385,000 Stanford Health Care 3 .027 08/15/51 6,872
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,503
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,746
12,975,000 Procter & Gamble Co 1 .200 10/29/30 10,013
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,759
INSURANCE - 0.5%
11,450,000 g AIA Group Ltd 3 .375 04/07/30 10,168
11,400,000 g Empower Finance 2020 LP 1 .357 09/17/27 9,364
4,000,000 g Empower Finance 2020 LP 1 .776 03/17/31 2,965
8,178,000 First American Financial Corp 2 .400 08/15/31 5,842
3,975,000 g Five Corners Funding Trust 4 .419 11/15/23 3,938
14,425,000 g Five Corners Funding Trust II 2 .850 05/15/30 11,873
4,700,000 g Great-West Lifeco US Finance 2020 LP 0 .904 08/12/25 4,131
5,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 4,902
10,000,000 Principal Financial Group, Inc 2 .125 06/15/30 7,821
7,504,000 Prudential Financial, Inc 1 .500 03/10/26 6,711
2,152,000 Prudential Financial, Inc 3 .700 10/01/50 1,700
6,100,000 Reinsurance Group of America, Inc 3 .150 06/15/30 5,080
14,024,000 g Swiss Re Treasury US Corp 4 .250 12/06/42 11,890
TOTAL INSURANCE 86,385
MATERIALS - 0.7%
6,550,000 e,g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 5,371
10,000,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 7,061
10,500,000 Fibria Overseas Finance Ltd 5 .500 01/17/27 10,030
10,500,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 9,022
3,409,000 International Paper Co 4 .800 06/15/44 2,836
12,000,000 g Inversiones CMPC S.A. 4 .375 04/04/27 10,860
8,000,000 g Klabin Austria GmbH 7 .000 04/03/49 6,737
6,855,000 g LG Chem Ltd 4 .375 07/14/25 6,695
3,250,000 g LG Chem Ltd 3 .625 04/15/29 2,933
6,925,000 LYB International Finance III LLC 3 .375 10/01/40 4,746
5,000,000 e Newmont Corp 2 .250 10/01/30 3,868
9,875,000 PPG Industries, Inc 1 .200 03/15/26 8,618
11,500,000 Sonoco Products Co 1 .800 02/01/25 10,654
5,525,000 Sonoco Products Co 2 .250 02/01/27 4,893
11,000,000 e Sonoco Products Co 2 .850 02/01/32 8,716
12,736,000 e Teck Resources Ltd 3 .900 07/15/30 10,834
TOTAL MATERIALS 113,874
MEDIA & ENTERTAINMENT - 0.1%
10,000,000 Alphabet, Inc 1 .100 08/15/30 7,731
7,025,000 Paramount Global 6 .375 03/30/62 6,069
9,100,000 g RGA Global Funding 2 .700 01/18/29 7,618
TOTAL MEDIA & ENTERTAINMENT 21,418
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
4,800,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,204
11,825,000 Bristol-Myers Squibb Co 3 .700 03/15/52 9,051

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,625,000 Gilead Sciences, Inc 2 .600% 10/01/40 $ 3,714
15,400,000 Gilead Sciences, Inc 2 .800 10/01/50 9,511
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,122
8,800,000 Merck & Co, Inc 2 .750 12/10/51 5,731
7,000,000 PerkinElmer, Inc 2 .250 09/15/31 5,264
1,600,000 Pfizer, Inc 2 .625 04/01/30 1,375
5,400,000 e Pfizer, Inc 1 .750 08/18/31 4,214
14,675,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 11,600
8,500,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 5,639
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 69,425
REAL ESTATE - 0.6%
5,350,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 4,136
1,975,000 Brandywine Operating Partnership LP 3 .950 02/15/23 1,965
6,225,000 Brandywine Operating Partnership LP 3 .950 11/15/27 5,479
8,595,000 Brixmor Operating Partnership LP 3 .900 03/15/27 7,818
6,600,000 Brixmor Operating Partnership LP 2 .250 04/01/28 5,327
5,975,000 Corporate Office Properties LP 2 .750 04/15/31 4,393
2,600,000 Duke Realty LP 2 .875 11/15/29 2,214
1,500,000 ERP Operating LP 4 .150 12/01/28 1,379
8,800,000 Federal Realty Investment Trust 1 .250 02/15/26 7,744
5,970,000 g HAT Holdings I LLC 3 .375 06/15/26 4,791
10,000,000 g HAT Holdings I LLC 3 .750 09/15/30 7,272
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 2,862
11,075,000 Kilroy Realty LP 3 .450 12/15/24 10,609
1,211,000 Kilroy Realty LP 2 .650 11/15/33 849
8,550,000 National Community Renaissance of California 3 .270 12/01/32 6,731
16,822,000 Regency Centers LP 3 .750 06/15/24 16,308
8,245,000 g Scentre Group Trust 2 5 .125 09/24/80 6,712
TOTAL REAL ESTATE 96,589
RETAILING - 0.1%
4,100,000 Advance Auto Parts, Inc 1 .750 10/01/27 3,381
6,200,000 Genuine Parts Co 1 .750 02/01/25 5,724
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,519
TOTAL RETAILING 12,624
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,550,000 e Intel Corp 4 .150 08/05/32 10,518
7,208,000 e NXP BV 3 .400 05/01/30 6,007
10,000,000 g SK Hynix, Inc 2 .375 01/19/31 7,394
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23,919
SOFTWARE & SERVICES - 0.3%
3,250,000 Autodesk, Inc 2 .400 12/15/31 2,528
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,129
10,000,000 Automatic Data Processing, Inc 1 .250 09/01/30 7,689
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,162
7,500,000 Visa, Inc 1 .900 04/15/27 6,664
17,000,000 e Visa, Inc 1 .100 02/15/31 12,721
TOTAL SOFTWARE & SERVICES 43,893
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc 3 .000 06/20/27 13,389
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,389
TELECOMMUNICATION SERVICES - 0.3%
9,000,000 i Verizon Communications, Inc SOFR + 0.790% 3 .717 03/20/26 8,826
14,225,000 e Verizon Communications, Inc 2 .550 03/21/31 11,358
22,950,000 Verizon Communications, Inc 3 .400 03/22/41 16,757
1,800,000 Vodafone Group plc 3 .250 06/04/81 1,425

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,000,000 Vodafone Group plc 4 .125% 06/04/81 $ 6,925
TOTAL TELECOMMUNICATION SERVICES 45,291
TRANSPORTATION - 0.1%
6,125,000 Canadian National Railway Co 3 .850 08/05/32 5,584
6,950,000 Canadian Pacific Railway Co 2 .450 12/02/31 5,559
5,650,000 Canadian Pacific Railway Co 3 .000 12/02/41 4,002
1,083,000 Vessel Management Services, Inc 5 .125 04/16/35 1,071
TOTAL TRANSPORTATION 16,216
UTILITIES - 4.7%
14,114,000 AES Corp 2 .450 01/15/31 10,797
14,500,000 g AES Gener S.A. 6 .350 10/07/79 12,473
8,500,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 6,943
12,325,000 e Ameren Illinois Co 2 .900 06/15/51 7,938
3,605,000 Arizona Public Service Co 3 .750 05/15/46 2,591
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,646
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,198
14,950,000 Avangrid, Inc 3 .200 04/15/25 14,138
13,200,000 Avangrid, Inc 3 .800 06/01/29 11,730
10,275,000 Avista Corp 4 .350 06/01/48 8,659
5,900,000 e,g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 4,879
7,050,000 g Brooklyn Union Gas Co 4 .632 08/05/27 6,635
10,000,000 g Brooklyn Union Gas Co 4 .866 08/05/32 9,155
9,750,000 g Brooklyn Union Gas Co 4 .273 03/15/48 7,117
13,500,000 g Brooklyn Union Gas Co 4 .487 03/04/49 10,145
9,875,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,057
12,350,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 8,854
6,368,000 e,g Clearway Energy Operating LLC 3 .750 02/15/31 5,058
3,550,000 CMS Energy Corp 4 .750 06/01/50 3,000
3,100,000 CMS Energy Corp 3 .750 12/01/50 2,278
11,300,000 g Colbun S.A. 3 .150 01/19/32 8,633
17,500,000 Commonwealth Edison Co 2 .750 09/01/51 11,009
7,525,000 g Consorcio Transmantaro SA 4 .700 04/16/34 6,491
9,376,000 Consumers Energy Co 2 .500 05/01/60 5,171
5,358,950 g Continental Wind LLC 6 .000 02/28/33 5,385
2,162,363 g Continuum Energy Levanter Pte Ltd 4 .500 02/09/27 1,745
7,110,000 Dominion Energy, Inc 3 .600 03/15/27 6,639
8,325,000 e Dominion Energy, Inc 4 .350 N/A‡ 7,063
4,000,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 3,836
14,125,000 DTE Electric Co 1 .900 04/01/28 12,019
9,025,000 DTE Electric Co 3 .250 04/01/51 6,329
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,452
4,000,000 Duke Energy Progress LLC 3 .450 03/15/29 3,627
3,350,000 g East Ohio Gas Co 1 .300 06/15/25 3,008
8,850,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 8,395
11,625,000 g EDP Finance BV 3 .625 07/15/24 11,222
20,250,000 g Electricite de France S.A. 3 .625 10/13/25 19,451
11,735,000 Essential Utilities, Inc 2 .704 04/15/30 9,605
9,375,000 Essential Utilities, Inc 3 .351 04/15/50 6,163
2,800,000 e Eversource Energy 0 .800 08/15/25 2,476
9,885,000 Georgia Power Co 3 .250 04/01/26 9,264
8,700,000 Georgia Power Co 5 .125 05/15/52 7,843
8,096,850 g India Cleantech Energy 4 .700 08/10/26 6,133
9,700,000 Interstate Power & Light Co 3 .500 09/30/49 6,915
10,100,000 g Korea Electric Power Corp 1 .125 06/15/25 9,100
24,325,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 24,123
16,441,000 g Liberty Utilities Finance GP 2 .050 09/15/30 12,442
1,500,000 MidAmerican Energy Co 3 .100 05/01/27 1,390
1,000,000 MidAmerican Energy Co 3 .950 08/01/47 793
3,596,000 MidAmerican Energy Co 3 .150 04/15/50 2,445

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,300,000 g Narragansett Electric Co 3 .919% 08/01/28 $ 4,001
12,350,000 National Fuel Gas Co 5 .500 01/15/26 12,129
3,400,000 National Fuel Gas Co 4 .750 09/01/28 3,135
11,250,000 National Fuel Gas Co 2 .950 03/01/31 8,781
11,610,000 g New York State Electric & Gas Corp 2 .150 10/01/31 8,992
3,000,000 g NextEra Energy Operating Partners LP 4 .250 07/15/24 2,873
19,809,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 15,288
9,732,000 g Niagara Mohawk Power Corp 4 .278 10/01/34 8,340
9,750,000 g Niagara Mohawk Power Corp 4 .119 11/28/42 7,456
8,400,000 g Niagara Mohawk Power Corp 5 .783 09/16/52 7,951
9,700,000 NiSource, Inc 5 .000 06/15/52 8,466
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,097
3,000,000 NorthWestern Corp 4 .176 11/15/44 2,381
16,250,000 PacifiCorp 2 .900 06/15/52 10,398
7,113,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,716
630,000 Public Service Co of Colorado 4 .750 08/15/41 553
5,000,000 Public Service Co of Colorado 3 .200 03/01/50 3,505
2,975,000 Public Service Co of New Hampshire 3 .600 07/01/49 2,251
1,379,000 Public Service Co of Oklahoma 2 .200 08/15/31 1,073
6,134,000 Public Service Electric & Gas Co 3 .200 08/01/49 4,271
19,475,000 Public Service Enterprise Group, Inc 0 .800 08/15/25 17,129
10,000,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 7,499
10,825,000 Puget Energy, Inc 4 .224 03/15/32 9,344
14,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,094
3,280,000 SCE Recovery Funding LLC 1 .977 11/15/28 2,977
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,500
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,937
6,900,000 Sempra Energy 4 .875 N/A‡ 6,417
6,250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,066
21,141,380 g Solar Star Funding LLC 3 .950 06/30/35 19,546
20,019,691 g Solar Star Funding LLC 5 .375 06/30/35 19,901
750,000 e Southern California Edison Co 2 .750 02/01/32 594
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,362
10,348,000 Southern Power Co 4 .150 12/01/25 9,987
14,825,000 Southwestern Electric Power Co 3 .250 11/01/51 9,420
5,613,000 Southwestern Public Service Co 3 .750 06/15/49 4,241
18,650,000 Southwestern Public Service Co 3 .150 05/01/50 12,724
19,415,720 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 17,620
15,643,058 g Sweihan PV Power Co PJSC 3 .625 01/31/49 12,322
16,612,000 g TerraForm Power Operating LLC 5 .000 01/31/28 14,636
17,370,989 g Topaz Solar Farms LLC 4 .875 09/30/39 15,113
9,776,284 g Topaz Solar Farms LLC 5 .750 09/30/39 8,994
8,305,191 g UEP Penonome II S.A. 6 .500 10/01/38 7,142
15,000,000 Union Electric Co 2 .150 03/15/32 11,584
8,325,000 Union Electric Co 2 .625 03/15/51 5,119
6,275,000 Union Electric Co 3 .900 04/01/52 4,927
3,775,000 g Vistra Corp 7 .000 N/A‡ 3,296
10,975,000 Wisconsin Electric Power Co 4 .750 09/30/32 10,577
11,875,000 Wisconsin Power and Light Co 3 .950 09/01/32 10,730
TOTAL UTILITIES 760,913
TOTAL CORPORATE BONDS 2,380,593
(Cost $2,864,005)
GOVERNMENT BONDS - 21.4%
AGENCY SECURITIES - 1.5%
3,787,000 Canal Barge Co, Inc 4 .500 11/12/34 3,629
13,014,095 Crowley Conro LLC 4 .181 08/15/43 12,167
817,084 DY7 Leasing LLC 2 .578 12/10/25 787
5,057,873 Ethiopian Leasing LLC 2 .566 08/14/26 4,728

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 23,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375% 05/05/23 $ 22,489
18,700,000 FHLMC 0 .250 08/24/23 18,051
13,650,000 FHLMC 0 .250 09/08/23 13,142
23,636,000 FHLMC 0 .250 12/04/23 22,551
20,000,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 19,402
8,000,000 FNMA 0 .625 04/22/25 7,290
18,880,000 FNMA 0 .875 08/05/30 14,767
5,950,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 5,721
3,375,000 i India Government AID Bond LIBOR 3 M + 0.100% 2 .882 02/01/27 3,299
15,240,000 Montefiore Medical Center 2 .895 04/20/32 14,134
580,900 Overseas Private Investment Corp (OPIC) 2 .040 12/15/26 561
10,975,434 OPIC 3 .220 09/15/29 10,419
5,038,383 OPIC 1 .790 10/15/29 4,541
15,744,948 OPIC 2 .360 10/15/29 14,493
2,598,250 OPIC 2 .930 05/15/30 2,440
4,293,950 OPIC 3 .040 05/15/30 4,049
11,066,372 OPIC 3 .430 06/01/33 10,353
5,187,806 OPIC 2 .450 07/15/38 4,419
4,000,000 Private Export Funding Corp (PEFCO) 3 .550 01/15/24 3,963
8,000,000 PEFCO 3 .250 06/15/25 7,702
12,224,886 Thirax  LLC 0 .968 01/14/33 10,057
3,854,506 Thirax 2 LLC 2 .320 01/22/34 3,343
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,534
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 873
8,406,168 United States International Development Finance Corp 1 .630 07/15/38 6,709
2,386,000 US Department of Housing and Urban Development
(HUD)
2 .910 08/01/23 2,367
5,000,000 HUD 3 .535 08/01/36 4,339
TOTAL AGENCY SECURITIES 254,319
FOREIGN GOVERNMENT BONDS - 3.4%
17,761,000 African Development Bank 0 .750 04/03/23 17,468
11,850,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 10,479
9,500,000 Asian Development Bank 2 .125 03/19/25 8,989
6,500,000 Asian Development Bank 1 .750 08/14/26 5,894
19,194,000 Asian Development Bank 3 .125 09/26/28 18,019
12,500,000 Asian Development Bank 1 .500 03/04/31 10,262
EUR 7,925,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 5,624
12,400,000 g BNG Bank NV 2 .625 02/27/24 12,097
CLP 9,475,000,000 g Bonos de la Tesoreria de la Republica en pesos 2 .300 10/01/28 7,602
5,500,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 05/27/24 5,139
1,900,000 g Caisse d'Amortissement de la Dette Sociale 0 .625 02/18/26 1,671
4,750,000 g Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,814
5,000,000 g Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,200
21,980,000 Canada Government International Bond 2 .875 04/28/25 21,189
12,500,000 g CDP Financial, Inc 1 .000 05/26/26 11,022
10,075,000 Chile Government International Bond 3 .100 05/07/41 6,826
9,500,000 Chile Government International Bond 3 .500 01/25/50 6,453
10,125,000 Council Of Europe Development Bank 3 .000 06/16/25 9,774
15,000,000 g Development Bank of Japan, Inc 0 .500 03/04/24 14,170
19,500,000 European Bank for Reconstruction & Development 1 .625 09/27/24 18,494
6,540,000 g European Investment Bank 2 .875 06/13/25 6,299
3,750,000 e European Investment Bank 2 .375 05/24/27 3,466
11,961,000 e European Investment Bank 0 .625 10/21/27 10,040
3,750,000 e European Investment Bank 3 .250 11/15/27 3,589
11,600,000 e European Investment Bank 1 .625 10/09/29 9,888
19,749,000 European Investment Bank 0 .750 09/23/30 15,354
2,000,000 European Investment Bank 4 .875 02/15/36 2,144
10,875,000 Export Development Canada 3 .375 08/26/25 10,563
6,619,000 Inter-American Development Bank 0 .500 05/24/23 6,467
5,000,000 Inter-American Development Bank 1 .125 01/13/31 3,985

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,625,000 Inter-American Investment Corp 2 .625% 04/22/25 $ 10,153
3,215,000 i International Bank for Reconstruction & Development 3 .287 06/17/24 3,228
15,000,000 International Bank for Reconstruction & Development 0 .625 04/22/25 13,654
14,750,000 International Bank for Reconstruction & Development 3 .125 11/20/25 14,221
20,150,000 International Bank for Reconstruction & Development 0 .000 03/31/27 18,012
10,000,000 e International Bank for Reconstruction & Development 1 .625 11/03/31 8,209
17,150,000 g International Development Association 2 .750 04/24/23 17,006
10,555,000 International Finance Corp 2 .000 10/24/22 10,548
10,205,000 International Finance Corp 0 .500 03/20/23 10,041
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,117
12,500,000 g Kommunalbanken AS. 2 .125 02/11/25 11,886
9,200,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 3 .612 02/12/24 9,314
11,250,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 10,618
9,537,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 8,381
6,500,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 5,591
13,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,217
18,250,000 e,g Nederlandse Waterschapsbank NV 1 .750 01/15/25 17,222
19,000,000 g Nederlandse Waterschapsbank NV 2 .375 03/24/26 17,750
4,430,000 g Nederlandse Waterschapsbank NV 1 .000 05/28/30 3,527
11,250,000 g OMERS Finance Trust 3 .500 04/19/32 10,227
9,000,000 g OMERS Finance Trust 4 .000 04/19/52 7,520
10,500,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 10,385
10,690,000 Peruvian Government International Bond 3 .000 01/15/34 8,027
10,000,000 Province of Quebec Canada 2 .750 04/12/27 9,355
5,000,000 Province of Quebec Canada 7 .500 09/15/29 5,909
15,250,000 Province of Quebec Canada 1 .900 04/21/31 12,626
10,000,000 Republic of Italy Government International Bond 2 .875 10/17/29 8,165
7,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 5,507
TOTAL FOREIGN GOVERNMENT BONDS 555,397
MORTGAGE BACKED - 6.2%
5,780,000 g,i Connecticut Avenue Securities Trust 4 .181 12/25/41 5,278
3,000,000 g,i Connecticut Avenue Securities Trust 6 .781 01/25/42 2,695
7,995,000 g,i Connecticut Avenue Securities Trust 5 .381 03/25/42 7,508
13,610,000 g,i Connecticut Avenue Securities Trust 6 .131 05/25/42 12,923
7,180,000 g,i Connecticut Avenue Securities Trust 6 .955 06/25/42 7,122
98,018 Federal Home Loan Mortgage Corp (FHLMC) 4 .000 06/01/42 93
995,451 i FHLMC LIBOR 1 M + 5.920% 3 .102 03/15/44 90
3,196,641 FHLMC 4 .000 10/01/47 3,029
1,880,857 FHLMC 4 .000 06/01/48 1,779
3,371,901 i FHLMC LIBOR 1 M + 9.920% 5 .412 06/15/48 3,147
3,144,847 FHLMC 4 .000 07/01/48 2,973
2,324,775 i FHLMC LIBOR 1 M + 9.840% 5 .332 10/15/48 2,116
9,194,584 FHLMC 3 .000 11/01/49 8,143
9,594,698 FHLMC 2 .000 09/25/50 1,131
17,706,832 FHLMC 2 .500 02/25/51 2,838
1,479,893 FHLMC 3 .000 11/01/51 1,302
12,630,244 FHLMC 3 .000 11/01/51 11,190
1,326,012 FHLMC 3 .000 11/01/51 1,181
1,795,879 FHLMC 3 .000 11/01/51 1,591
19,625,395 FHLMC 2 .000 02/01/52 15,966
23,625,337 FHLMC 2 .500 02/01/52 19,964
16,758,599 FHLMC 2 .500 03/01/52 14,151
20,687,062 FHLMC 2 .500 03/01/52 17,421
2,808,441 FHLMC 3 .000 04/01/52 2,458
10,067,767 FHLMC 4 .500 06/01/52 9,618
9,674,093 FHLMC 4 .500 07/01/52 9,242
1,525,117 FHLMC 4 .000 08/25/52 1,358
130 Federal Home Loan Mortgage Corp Gold (FGLMC) 7 .000 05/01/23 0 ^
3,829 FGLMC 8 .000 01/01/31 4
108,170 FGLMC 4 .500 07/01/33 106

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 805,462 FGLMC 7 .000% 12/01/33 $ 842
230,588 FGLMC 7 .000 05/01/35 239
515,332 FGLMC 5 .000 06/01/36 520
148,214 FGLMC 5 .000 07/01/39 150
220,779 FGLMC 4 .500 10/01/44 214
274,010 FGLMC 4 .500 11/01/44 266
481,474 FGLMC 4 .500 11/01/44 469
263,129 FGLMC 4 .500 12/01/44 256
359,836 FGLMC 4 .500 12/01/44 351
1,153,473 FGLMC 3 .500 04/01/45 1,061
4,489,173 FGLMC 3 .500 10/01/45 4,128
4,059,856 FGLMC 4 .000 12/01/45 3,871
574,723 FGLMC 4 .500 06/01/47 565
1,176,337 FGLMC 4 .000 09/01/47 1,118
847,885 FGLMC 3 .500 12/01/47 776
1,166,738 FGLMC 4 .000 07/01/48 1,104
3,551,790 FGLMC 4 .500 08/01/48 3,467
2,082 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 2
13,885,379 i FNMA 2 .851 02/25/27 12,961
3,181,538 i FNMA 3 .412 06/25/28 2,989
15,250,000 i FNMA 1 .515 11/25/30 12,103
15,500,000 i FNMA 1 .292 01/25/31 12,042
1,179,904 FNMA 3 .500 05/01/32 1,122
1,307,224 FNMA 3 .000 10/01/32 1,218
1,273,682 FNMA 5 .000 05/01/35 1,284
846,518 FNMA 5 .000 10/01/35 853
634,234 FNMA 5 .000 02/01/36 638
1,179,896 FNMA 5 .500 11/01/38 1,219
160,370 FNMA 3 .000 05/01/40 143
509,914 FNMA 5 .000 09/01/40 514
1,184,241 FNMA 5 .000 05/01/41 1,194
14,935,567 FNMA 2 .000 03/01/42 12,483
795,881 FNMA 4 .000 09/01/42 756
1,634,762 i FNMA LIBOR 1 M + 5.950% 2 .866 09/25/43 165
380,109 FNMA 4 .000 01/01/44 362
1,346,327 FNMA 4 .500 03/01/44 1,319
325,424 FNMA 4 .500 06/01/44 317
3,944,071 FNMA 4 .500 06/01/44 3,840
846,624 FNMA 4 .500 08/01/44 824
2,273,074 FNMA 4 .500 10/01/44 2,213
3,905,428 FNMA 4 .500 11/01/44 3,803
725,617 FNMA 5 .000 11/01/44 731
1,095,268 FNMA 4 .500 12/01/44 1,066
428,842 FNMA 4 .000 01/01/45 406
187,546 FNMA 4 .500 03/01/45 183
287,779 FNMA 4 .500 04/01/45 280
2,265,143 FNMA 3 .500 05/01/45 2,084
1,128,008 FNMA 4 .000 12/01/45 1,072
3,251,630 FNMA 3 .500 01/01/46 2,987
3,835,035 FNMA 4 .000 01/01/46 3,643
644,123 FNMA 4 .000 04/01/46 610
3,699,896 FNMA 3 .500 06/01/46 3,399
2,444,721 FNMA 3 .500 07/01/46 2,246
4,050,315 FNMA 3 .500 07/01/46 3,720
1,092,405 FNMA 3 .500 08/01/46 1,004
323,590 FNMA 3 .000 10/01/46 280
2,984,928 FNMA 3 .500 10/01/46 2,737
5,541,832 FNMA 3 .500 01/01/47 5,072
1,216,904 FNMA 4 .500 05/01/47 1,192
1,749,271 FNMA 4 .000 10/01/47 1,656
255,458 FNMA 3 .500 11/01/47 235

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 305,732 FNMA 4 .500% 11/01/47 $ 297
2,674,791 FNMA 4 .000 12/01/47 2,522
3,262,934 FNMA 3 .500 01/01/48 2,984
2,136,003 FNMA 4 .500 01/01/48 2,083
1,784,651 FNMA 4 .500 02/01/48 1,740
1,992,065 FNMA 4 .000 03/01/48 1,882
7,087,076 FNMA 4 .500 03/01/48 6,911
1,553,635 FNMA 4 .500 05/01/48 1,515
1,123,469 FNMA 4 .500 05/01/48 1,096
2,689,814 FNMA 5 .000 08/01/48 2,661
13,144,164 FNMA 3 .000 07/01/50 11,561
5,747,784 FNMA 2 .000 08/25/50 811
15,039,934 FNMA 2 .500 11/25/50 2,224
5,152,960 FNMA 3 .000 12/25/50 810
4,207,565 FNMA 3 .000 02/25/51 866
36,408,444 FNMA 2 .000 04/01/51 29,646
4,756,415 FNMA 3 .000 09/01/51 4,187
5,274,665 FNMA 2 .500 11/25/51 743
15,309,735 FNMA 2 .000 12/01/51 12,441
6,504,324 FNMA 2 .000 01/01/52 5,304
5,638,334 FNMA 2 .500 01/01/52 4,749
842,878 FNMA 3 .000 01/01/52 739
18,611,298 FNMA 2 .000 02/01/52 15,141
14,312,461 FNMA 2 .500 02/01/52 12,085
24,622,845 FNMA 2 .500 02/01/52 20,806
5,128,978 FNMA 3 .500 02/01/52 4,648
12,209,859 FNMA 2 .000 03/01/52 9,922
2,083,042 FNMA 2 .500 04/01/52 1,760
3,248,337 FNMA 3 .000 04/01/52 2,843
4,242,616 FNMA 3 .000 04/01/52 3,705
4,261,701 FNMA 3 .000 04/01/52 3,730
44,796,955 FNMA 3 .000 04/01/52 39,212
32,660,858 FNMA 3 .000 04/01/52 28,528
1,434,101 h FNMA 3 .500 04/01/52 1,292
13,796,617 FNMA 3 .500 05/01/52 12,432
24,068,992 FNMA 4 .000 05/01/52 22,370
16,948,678 h FNMA 3 .500 06/01/52 15,288
16,453,017 FNMA 4 .000 06/01/52 15,285
5,180,906 FNMA 4 .500 06/01/52 4,950
41,059,979 FNMA 4 .000 07/01/52 38,144
4,265,183 FNMA 4 .500 07/01/52 4,075
32,491,511 FNMA 4 .500 07/01/52 31,040
31,340,780 FNMA 5 .000 08/01/52 30,563
37,652 FNMA 4 .000 09/01/52 35
5,987,407 FNMA 5 .000 09/01/52 5,839
2,187,267 FNMA 4 .000 09/25/52 1,929
1,755,833 FNMA 4 .000 09/25/52 1,524
1,916,665 † FNMA 4 .500 10/25/52 1,858
1,670,000 † FNMA 4 .500 10/25/52 1,607
8,300,000 h FNMA 6 .000 11/25/52 8,401
2,490,000 g,i Freddie Mac STACR REMIC Trust 5 .781 03/25/42 2,389
17,140,000 g,i Freddie Mac STACR REMIC Trust 5 .631 05/25/42 16,330
9,320,000 g,i Freddie Mac STACR REMIC Trust 5 .831 08/25/42 8,768
6,670,000 g,i Freddie Mac STACR REMIC Trust 5 .985 09/25/42 6,495
3,125,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4 .581 08/25/33 3,031
14,000,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 4 .681 02/25/42 13,036
14,900,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .781 06/25/42 14,971
5,055,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .281 07/25/42 4,856
2,246,318 Government National Mortgage Association (GNMA) 2 .580 08/15/25 2,220
8,379,459 GNMA 2 .690 06/15/33 7,730
6,954,011 GNMA 3 .700 10/15/33 6,691

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 59,598 GNMA 5 .000% 04/15/38 $ 59
118,601 GNMA 6 .500 11/20/38 125
7,173,890 GNMA 3 .700 08/15/40 6,873
8,641,009 GNMA 2 .500 12/20/43 7,743
11,566,592 GNMA 2 .750 01/15/45 10,382
1,728,711 GNMA 4 .500 12/20/45 1,678
1,467,393 GNMA 4 .000 06/20/46 207
4,663,169 GNMA 3 .500 12/20/46 4,309
3,176,166 GNMA 3 .500 01/20/47 2,938
1,733,816 GNMA 3 .500 10/20/50 1,588
5,909,641 GNMA 3 .000 07/20/51 5,255
3,395,000 † GNMA 4 .500 09/20/51 3,249
4,631,413 GNMA 2 .500 02/20/52 3,844
21,722,672 GNMA 2 .500 05/20/52 18,704
61,098,418 GNMA 3 .000 05/20/52 54,099
993,651 GNMA 3 .500 07/20/52 906
2,355,626 GNMA 4 .000 07/20/52 2,009
7,664,073 GNMA 4 .000 08/20/52 7,169
4,750,000 GNMA 4 .000 09/20/52 4,441
3,395,000 † GNMA 4 .500 09/20/52 3,238
2,855,000 † GNMA 4 .500 09/20/52 2,625
4,812,567 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,797
3,172,209 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,748
3,007,709 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,594
1,276,751 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 984
2,591,807 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 2,153
3,436,337 g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 2,765
6,746,133 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 5,348
10,415,635 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 8,858
10,431,709 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 8,460
5,377,483 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 4,361
4,939,104 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 4,018
TOTAL MORTGAGE BACKED 1,005,609
MUNICIPAL BONDS - 3.2%
4,500,000 g Basin Electric Power Coop 6 .127 06/01/41 4,691
1,170,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,131
3,000,000 California Earthquake Authority 1 .477 07/01/23 2,929
1,990,000 California Health Facilities Financing Authority 2 .984 06/01/33 1,621
915,000 California Health Facilities Financing Authority 4 .353 06/01/41 812
675,000 g California Municipal Finance Authority 4 .250 11/01/23 670
455,000 California Municipal Finance Authority 2 .138 08/15/27 394
350,000 California Municipal Finance Authority 2 .288 08/15/28 296
500,000 California Municipal Finance Authority 3 .694 08/15/56 342
16,250,000 Chicago Housing Authority 4 .361 01/01/38 14,999
11,645,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 12,565
3,035,000 City & County of Honolulu HI 2 .668 10/01/27 2,770
5,645,000 City & County of Honolulu HI 3 .974 09/01/35 5,111
1,615,000 City & County of Honolulu HI 4 .004 09/01/36 1,449
7,085,000 City & County of San Francisco CA 4 .000 04/01/47 5,910
5,500,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 4,424
5,465,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 3,918
350,000 City & County of San Francisco CA Community Facilities
District No 2014-1
3 .091 09/01/36 286
1,105,000 City of Chicago IL 7 .750 01/01/42 1,154
5,395,000 City of Chicago IL 7 .750 01/01/42 5,750
1,250,000 City of Florence SC 4 .250 12/01/34 1,163
1,000,000 City of Houston TX Combined Utility System Revenue 3 .375 11/15/24 976
1,275,000 City of Houston TX Combined Utility System Revenue 4 .172 11/15/38 1,141

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,500,000 City of Los Angeles CA 3 .880% 09/01/38 $ 6,572
7,190,000 City of Los Angeles CA 5 .000 09/01/42 6,899
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 4,978
1,780,000 g City of Miami FL 4 .808 01/01/39 1,667
3,665,000 City of Norfolk VA 3 .050 10/01/36 2,939
4,835,000 City of Oakland CA 2 .070 01/15/29 4,094
3,345,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .000 11/01/26 3,155
3,725,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .950 11/01/36 3,356
8,615,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 7,044
23,050,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 17,303
18,500,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 15,726
1,000,000 City of San Juan Capistrano CA 3 .700 08/01/31 927
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,344
5,235,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,278
2,730,000 Commonwealth Financing Authority 3 .864 06/01/38 2,325
7,650,000 County of Alameda CA 3 .820 08/01/38 6,686
4,430,000 g County of Fond Du Lac WI 5 .569 11/01/51 4,235
3,500,000 g County of Gallatin MT 11 .500 09/01/27 3,650
1,500,000 County of Miami-Dade FL Aviation Revenue 2 .218 10/01/22 1,500
12,015,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 9,399
15,000 County of Saline AR 3 .550 06/01/42 12
3,500,000 District of Columbia 3 .432 04/01/42 2,598
15,000,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 13,202
6,500,000 g Florida Development Finance Corp 7 .250 07/01/57 6,346
1,000,000 Grant County Public Utility District No 2 5 .470 01/01/34 1,008
1,250,000 Grant County Public Utility District No 2 4 .164 01/01/35 1,157
22,445,000 Grant County Public Utility District No 2 2 .918 01/01/40 16,617
9,255,000 Grant County Public Utility District No 2 3 .210 01/01/40 7,079
3,230,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 2,514
16,915,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 13,642
1,100,000 Guadalupe Valley Electric Coop, Inc 5 .671 10/01/32 1,144
210,000 Guadalupe-Blanco River Authority Industrial
Development Corp
3 .287 04/15/23 210
640,000 Henry County Water Authority 3 .000 01/01/43 451
850,000 Henry County Water Authority 3 .200 01/01/49 577
1,000,000 Honolulu City & County Board of Water Supply 2 .327 07/01/32 800
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,869
6,430,000 Lavaca-Navidad River Authority 4 .430 08/01/35 6,132
8,655,000 Los Angeles Community College District 2 .106 08/01/32 6,787
1,025,000 Maine State Housing Authority 2 .331 11/15/30 853
2,495,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,402
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,571
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 2,415
4,190,000 Massachusetts St. Water Pollution Abatement 5 .192 08/01/40 4,229
11,620,000 Metropolitan Transportation Authority 5 .175 11/15/49 10,376
2,000,000 Michigan Finance Authority 5 .000 07/01/31 2,040
7,400,000 New Jersey Economic Development Authority 5 .706 06/15/30 7,525
3,000,000 New Jersey Economic Development Authority 5 .756 06/15/31 3,049
3,375,000 New Mexico Finance Authority 4 .090 06/15/38 2,938
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,071
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,027
1,225,000 New York State Environmental Facilities Corp 3 .195 06/15/25 1,186
2,120,000 New York State Environmental Facilities Corp 3 .520 07/15/27 2,032

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 17,500,000 New York Transportation Development Corp 5 .000% 01/01/26 $ 17,631
11,245,000 Ohio State Water Development Authority 4 .879 12/01/34 11,330
13,250,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 967
3,470,000 †,g Oregon State Business Development Commission 9 .000 04/01/37 253
2,500,000 Palm Beach County Solid Waste Authority 2 .636 10/01/24 2,410
4,615,000 Papio-Missouri River Natural Resource District 2 .088 12/15/24 4,428
4,500,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 4,423
7,250,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 6,715
1,170,000 Pharr Economic Development Corp 3 .513 08/15/30 1,057
1,140,000 Pharr Economic Development Corp 3 .893 08/15/33 1,017
1,735,000 g Public Finance Authority 7 .500 06/01/29 1,696
1,250,000 Redevelopment Authority of the City of Philadelphia 1 .927 09/01/27 1,092
1,710,000 Redevelopment Authority of the City of Philadelphia 3 .172 09/01/41 1,290
2,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 1,616
3,870,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 3,211
1,600,000 h South Dakota Housing Development Authority 5 .460 05/01/53 1,608
36,330,000 State of California 3 .750 10/01/37 34,688
11,565,000 State of California 4 .600 04/01/38 10,829
10,050,000 State of California 4 .988 04/01/39 10,057
9,000,000 State of Illinois 5 .520 04/01/38 8,362
4,405,000 State of Michigan 3 .590 12/01/26 4,234
2,500,000 State of Ohio 5 .412 09/01/28 2,609
3,370,000 State of Texas 3 .726 08/01/43 3,354
3,000 State of Wisconsin 5 .700 05/01/26 3
1,650,000 †,g Syracuse Industrial Development Agency 5 .000 01/01/36 1,110
2,280,000 Tampa Bay Water 2 .612 10/01/25 2,166
3,225,000 Tampa Bay Water 2 .782 10/01/26 3,043
3,000,000 Tampa Bay Water 2 .952 10/01/27 2,836
1,255,000 Texas Water Development Board 4 .248 10/15/35 1,193
5,880,000 Texas Water Development Board 4 .340 10/15/48 5,123
4,170,000 Texas Water Development Board 4 .648 04/15/50 3,888
5,000,000 Tuolumne Wind Project Authority 6 .918 01/01/34 5,614
3,035,000 University of California 3 .809 05/15/28 2,864
11,400,000 University of California 4 .009 05/15/30 10,665
1,000,000 University of Cincinnati 3 .250 06/01/29 946
1,560,000 University of Cincinnati 3 .650 06/01/34 1,403
1,615,000 University of Cincinnati 3 .700 06/01/35 1,438
18,000,000 University of New Mexico 3 .532 06/20/32 16,850
500,000 Upper Allegheny Joint Sanitary Authority 3 .550 09/01/39 401
1,500,000 Upper Allegheny Joint Sanitary Authority 3 .800 09/01/49 1,136
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/42 4,361
3,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/46 2,543
750,000 Village of Bellwood IL 5 .375 12/01/32 704
4,500,000 Village of Bellwood IL 6 .000 12/01/50 3,999
1,000,000 Washington County Clean Water Services 5 .078 10/01/24 1,010
TOTAL MUNICIPAL BONDS 522,611
U.S. TREASURY SECURITIES - 7.1%
35,830,000 United States Treasury Bond 2 .875 11/15/46 29,260
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,133
31,509,720 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 31,014
15,713,404 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 15,344
21,821,000 United States Treasury Note 0 .125 10/31/22 21,777
10,350,000 United States Treasury Note 0 .125 12/31/22 10,266
19,250,000 United States Treasury Note 0 .125 03/31/23 18,897
3,780,000 United States Treasury Note 0 .250 09/30/23 3,631
31,765,000 United States Treasury Note 2 .875 09/30/23 31,356

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,100,000 United States Treasury Note 2 .625% 12/31/23 $ 5,975
46,460,000 United States Treasury Note 4 .250 09/30/24 46,482
1,525,000 United States Treasury Note 2 .250 10/31/24 1,464
18,530,000 United States Treasury Note 3 .500 09/15/25 18,152
1,500,000 United States Treasury Note 0 .375 12/31/25 1,326
18,842,000 United States Treasury Note 2 .500 02/28/26 17,809
150,358,000 United States Treasury Note 3 .125 08/31/27 144,226
15,031,000 United States Treasury Note 0 .500 10/31/27 12,583
35,275,000 United States Treasury Note 0 .625 11/30/27 29,652
28,250,000 United States Treasury Note 1 .125 08/31/28 23,916
40,085,000 United States Treasury Note 3 .125 08/31/29 38,043
308,200,000 United States Treasury Note 2 .750 08/15/32 281,810
14,508,000 United States Treasury Note 1 .875 02/15/41 10,276
4,700,000 United States Treasury Note 2 .250 05/15/41 3,553
232,705,800 United States Treasury Note 2 .375 02/15/42 178,311
29,796,000 United States Treasury Note 3 .250 05/15/42 26,444
36,151,000 United States Treasury Note 3 .375 08/15/42 32,745
65,008,000 United States Treasury Note 2 .250 02/15/52 47,232
90,227,500 United States Treasury Note 2 .875 05/15/52 75,664
TOTAL U.S. TREASURY SECURITIES 1,159,341
TOTAL GOVERNMENT BONDS 3,497,277
(Cost $3,871,293)
STRUCTURED ASSETS - 4.6%
ASSET BACKED - 1.4%
900,000 g AMSR Trust 3 .148 01/19/39 804
Series - 2019 SFR1 (Class C)
800,000 g AMSR Trust 3 .247 01/19/39 708
Series - 2019 SFR1 (Class D)
2,000,000 g,i BFLD Trust LIBOR 1 M + 2.100% 4 .918 10/15/35 1,895
Series - 2020 EYP (Class C)
256,399 i C-BASS Trust LIBOR 1 M + 0.160% 3 .244 07/25/36 244
Series - 2006 CB6 (Class A1)
2,950,150 i Chase Funding Loan Acquisition Trust LIBOR 1 M + 0.855% 3 .939 06/25/34 2,739
Series - 2004 OPT1 (Class M1)
1,861,157 Delta Air Lines Pass Through Trust 4 .250 07/30/23 1,817
Series - 2015 1 (Class B)
7,150,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 6,908
Series - 2019 1 (Class AA)
4,402,061 Delta Air Lines Pass Through Trust 2 .000 06/10/28 3,734
Series - 2020 1 (Class AA)
18,677,176 Delta Air Lines Pass Through Trust 2 .500 06/10/28 15,652
Series - 2020 1 (Class A)
104,428 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 4 .184 05/25/37 104
Series - 2007 2 (Class A2C)
3,534,080 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,890
Series - 2021 3CS (Class A)
3,848,694 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 3,091
Series - 2021 4GS (Class A)
13,907,585 g GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 11,558
Series - 2021 5CS (Class A)
4,906,190 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 4,133
Series - 2022 1GS (Class A)
3,231,175 g GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,674
Series - 2022 1GS (Class B)
15,295,457 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 14,648
Series - 2022 3CS (Class A)
8,297,000 g Grace Trust 2 .347 12/10/40 6,397
Series - 2020 GRCE (Class A)

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,557,311 g HERO Funding Trust 3 .840% 09/21/40 $ 2,510
Series - 2015 1A (Class A)
689,240 g HERO Funding Trust 3 .990 09/21/40 638
Series - 2014 2A (Class A)
1,254,877 g HERO Funding Trust 3 .750 09/20/41 1,213
Series - 2016 2A (Class A)
1,166,666 g HERO Funding Trust 4 .050 09/20/41 1,128
Series - 2016 1A (Class A)
436,885 g HERO Funding Trust 3 .080 09/20/42 410
Series - 2016 3A (Class A1)
3,356,357 g HERO Funding Trust 3 .710 09/20/47 3,138
Series - 2017 1A (Class A1)
3,352,311 g HERO Funding Trust 3 .190 09/20/48 3,023
Series - 2017 3A (Class A1)
781,457 g HERO Funding Trust 3 .280 09/20/48 717
Series - 2017 2A (Class A1)
3,674,337 g HERO Funding Trust 4 .670 09/20/48 3,506
Series - 2018 1A (Class A2)
2,776,150 g HERO Funding Trust 2 .240 09/20/51 2,393
Series - 2021 1A (Class A)
14,710 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 14
Series - 2003 1 (Class M1)
1,291,815 g,i Invitation Homes Trust LIBOR 1 M + 0.950% 3 .943 03/17/37 1,279
Series - 2018 SFR1 (Class B)
599,972 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 4 .243 01/17/38 588
Series - 2018 SFR4 (Class B)
3,523,480 g Loanpal Solar Loan Ltd 2 .290 01/20/48 2,890
Series - 2021 1GS (Class A)
5,958,448 g Loanpal Solar Loan Ltd 2 .220 03/20/48 4,739
Series - 2021 2GS (Class A)
2,353,592 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 1,923
Series - 2020 1A (Class R)
1,497,631 g Mosaic Solar Loan Trust 2 .100 04/20/46 1,291
Series - 2020 1A (Class A)
2,072,615 g Mosaic Solar Loan Trust 3 .100 04/20/46 1,822
Series - 2020 1A (Class B)
2,365,839 g Mosaic Solar Loan Trust 2 .050 12/20/46 1,861
Series - 2021 1A (Class B)
3,564,005 g Mosaic Solar Loan Trust 1 .440 06/20/52 2,883
Series - 2021 3A (Class A)
3,277,030 g Mosaic Solar Loans LLC 3 .820 06/22/43 3,019
Series - 2017 2A (Class A)
3,732,278 g Mosaic Solar Loans LLC 1 .640 04/22/47 3,060
Series - 2021 2A (Class A)
750,000 g Progress Residential Trust 2 .711 11/17/40 600
Series - 2021 SFR9 (Class D)
2,179,981 g Renew 3 .670 09/20/52 1,956
Series - 2017 1A (Class A)
4,635,975 g Renew 3 .950 09/20/53 4,227
Series - 2018 1 (Class A)
4,285,882 g Renew 2 .060 11/20/56 3,638
Series - 2021 1 (Class A)
5,885,746 SCE Recovery Funding LLC 0 .861 11/15/31 4,814
10,444 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 3 .984 09/25/34 10
Series - 2004 8 (Class M1)
6,923,532 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,861
Series - 2021 C (Class A)
3,884,311 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,425
Series - 2022 A (Class A)
2,744,155 g Sunrun Athena Issuer LLC 5 .310 04/30/49 2,567
Series - 2018 1 (Class A)

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,992,131 g Sunrun Atlas Issuer LLC 3 .610% 02/01/55 $ 7,960
Series - 2019 2 (Class A)
5,864,807 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,517
Series - 2021 2A (Class A)
7,210,976 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,539
Series - 2022 1A (Class A)
5,400,000 g Tesla Auto Lease Trust 0 .560 03/20/25 5,208
Series - 2021 A (Class A3)
6,650,000 g Tesla Auto Lease Trust 0 .660 03/20/25 6,328
Series - 2021 A (Class A4)
6,250,000 g Tesla Auto Lease Trust 1 .180 03/20/25 5,918
Series - 2021 A (Class C)
4,500,000 g Tesla Auto Lease Trust 0 .600 09/22/25 4,219
Series - 2021 B (Class A3)
5,000,000 g Tesla Auto Lease Trust 0 .630 09/22/25 4,651
Series - 2021 B (Class A4)
9,500,000 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 9,102
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,003
Series - 2021 B (Class A4)
475,000 g Tricon American Homes Trust 2 .049 07/17/38 408
Series - 2020 SFR1 (Class B)
13,952,092 g Vivint Colar Financing V LLC 4 .730 04/30/48 12,329
Series - 2018 1A (Class A)
4,823,972 g Vivint Solar Financing VII LLC 2 .210 07/31/51 3,912
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 231,233
OTHER MORTGAGE BACKED - 3.2%
85,863 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 78
Series - 2015 6 (Class A9)
4,075,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 5 .068 04/15/34 3,803
Series - 2021 ACEN (Class C)
2,115,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 1,412
Series - 2021 8 (Class A3)
5,000,000 g BANK 2 .500 10/17/52 3,394
Series - 2019 BN21 (Class D)
6,500,000 i BANK 3 .517 10/17/52 5,141
Series - 2019 BN21 (Class C)
8,000,000 i BANK 3 .576 11/15/62 6,442
Series - 2019 BN22 (Class C)
4,940,000 g,i BBCMS Mortgage Trust 4 .409 08/05/38 3,495
Series - 2018 CHRS (Class E)
12,500,000 g BBCMS Trust 3 .593 09/15/32 12,479
Series - 2015 MSQ (Class A)
3,600,000 g BBCMS Trust 3 .894 09/15/32 3,594
Series - 2015 MSQ (Class B)
2,750,000 g BBCMS Trust 4 .798 08/10/35 2,411
Series - 2015 SRCH (Class C)
3,000,000 g,i BBCMS Trust 3 .811 02/15/53 2,410
Series - 2020 C6 (Class F5TA)
8,870,000 g,i Benchmark Mortgage Trust 4 .029 03/15/62 6,710
Series - 2019 B10 (Class 3CCA)
5,200,000 g BMO 360A 3 .776 02/15/42 4,283
Series - 2022 C1 (Class 360A)
10,478,112 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 4 .015 10/15/38 9,899
Series - 2021 XL2 (Class C)
6,000,000 g,i BX Commercial Mortgage Trust 4 .685 01/17/39 5,770
Series - 2022 AHP (Class B)
5,000,000 g,i BX TRUST 4 .335 01/17/39 4,857
Series - 2022 AHP (Class AS)

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,901,500 g,i CCRC Affordable Multifamily Housing Mortgage Trust 5 .703% 06/25/34 $ 2,691
Series - 2017 Q005 (Class B)
2,000,000 i CD Mortgage Trust 3 .879 11/10/49 1,788
Series - 2016 CD2 (Class B)
1,000,000 g,i Century Plaza Towers 3 .097 11/13/39 777
Series - 2019 CPT (Class B)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .279 04/10/48 1,852
Series - 2015 GC29 (Class C)
2,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 1,698
Series - 2019 GC43 (Class AS)
1,615,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 1,356
Series - 2019 GC41 (Class AS)
3,000,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 2,890
Series - 2016 CLNE (Class A)
3,740,000 g,i COMM Mortgage Trust 3 .527 10/10/29 3,498
Series - 2017 PANW (Class B)
3,000,000 g,i COMM Mortgage Trust 3 .712 10/10/29 2,780
Series - 2017 PANW (Class C)
5,120,000 g COMM Mortgage Trust 4 .353 08/10/30 5,044
Series - 2013 300P (Class A1)
4,375,000 g COMM Mortgage Trust 3 .376 01/10/39 3,741
Series - 2022 HC (Class C)
3,500,000 g,i COMM Mortgage Trust 4 .207 03/10/48 3,076
Series - 2015 CR22 (Class D)
1,100,000 i COMM Mortgage Trust 4 .428 05/10/48 1,027
Series - 2015 CR23 (Class C)
1,000,000 i COMM Mortgage Trust 4 .428 05/10/48 853
Series - 2015 CR23 (Class D)
2,500,000 i COMM Mortgage Trust 3 .463 08/10/48 2,102
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3 .263 08/15/57 845
Series - 2019 GC44 (Class AM)
6,000,000 g,i Commercial Mortgage Pass Through Certificates 3 .896 01/10/39 5,088
Series - 2022 HC (Class D)
1,254,307 i Connecticut Avenue Securities Trust LIBOR 1 M + 2.600% 5 .684 05/25/24 1,252
Series - 2014 C02 (Class 1M2)
1,366,126 i Connecticut Avenue Securities Trust LIBOR 1 M + 3.000% 6 .084 07/25/24 1,373
Series - 2014 C03 (Class 1M2)
1,155,000 g,i Connecticut Avenue Securities Trust 3 .831 10/25/41 1,099
Series - 2021 R01 (Class 1M2)
2,800,000 g,i Connecticut Avenue Securities Trust 5 .581 11/25/41 2,538
Series - 2021 R02 (Class 2B1)
12,380,000 g,i Connecticut Avenue Securities Trust 5 .781 03/25/42 11,797
Series - 2022 R03 (Class 1M2)
2,830,000 g,i Connecticut Avenue Securities Trust 5 .281 04/25/42 2,618
Series - 2022 R05 (Class 2M2)
4,203,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 5 .905 07/25/42 3,990
Series - 2022 R08 (Class 1M2)
15,000,000 g CPT Mortgage Trust 2 .865 11/13/39 12,258
Series - 2019 CPT (Class A)
2,000,000 g,i CPT Mortgage Trust 3 .097 11/13/39 1,414
Series - 2019 CPT (Class E)
5,000,000 g,i Credit Suisse Commercial Mortgage Trust 3 .854 11/10/32 4,647
Series - 2017 CALI (Class B)
3,423,694 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,880
Series - 2021 NQM8 (Class A3)
6,100,000 g,i CSAIL Commercial Mortgage Trust 3 .800 06/15/37 5,083
Series - 2017 C8 (Class 85BB)
6,650,000 g,i CSAIL Commercial Mortgage Trust 3 .800 06/15/37 5,784
Series - 2017 C8 (Class 85BA)

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,000,000 g,i CSMC Series 3 .388% 10/25/59 $ 1,749
Series - 2019 NQM1 (Class M1)
102,725,000 g,i DOLP Trust 0 .665 05/10/41 4,236
Series - 2021 NYC (Class X)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 4 .138 11/15/38 7,105
Series - 2021 ELP (Class C)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 4 .936 11/15/38 7,017
Series - 2021 ELP (Class E)
534,877 g,i Flagstar Mortgage Trust 4 .044 10/25/47 483
Series - 2017 2 (Class B3)
54,467 g,i Flagstar Mortgage Trust 4 .000 09/25/48 52
Series - 2018 5 (Class A11)
1,462,865 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,154
Series - 2021 2 (Class A4)
4,500,011 g,i Flagstar Mortgage Trust 2 .500 06/01/51 3,551
Series - 2021 4 (Class A21)
12,175,838 g,i Flagstar Mortgage Trust 3 .000 10/25/51 10,102
Series - 2021 10IN (Class A1)
10,260,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 8,483
Series - 2021 P009 (Class A2)
7,324,000 i Freddie Mac Multiclass Certificates Series 2 .852 02/25/32 6,405
Series - 2022 P013 (Class A2)
6,732,208 Freddie Mac Multifamily ML Certificates 1 .877 07/25/37 5,131
Series - 2021 ML08 (Class )
40,038,594 i Freddie Mac Multifamily ML Certificates 1 .779 11/25/37 5,394
Series - 2021 ML08 (Class XCA)
3,185,729 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,435
Series - 2021 ML08 (Class )
16,633,104 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 13,205
Series - 2021 ML12 (Class AUS)
1,024,998 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .518 09/25/35 767
Series - 2020 Q012 (Class A3)
4,706,526 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555 01/25/36 3,799
Series - 2020 Q014 (Class A1)
16,651,350 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 14,361
Series - 2022 M068 (Class A)
1,750,000 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,657
Series - 2022 M069 (Class A)
6,095,000 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,866
Series - 2020 M061 (Class A)
6,140,000 g,i Freddie Mac STACR REMIC Trust 5 .181 04/25/42 5,810
Series - 2022 DNA3 (Class M1B)
2,972,000 g,i GS Mortgage Securities Corp II 5 .067 03/10/33 2,644
Series - 2018 GS10 (Class WLSC)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 3 .910 10/15/31 1,980
Series - 2018 HART (Class A)
3,000,000 GS Mortgage Securities Trust 3 .143 10/10/49 2,694
Series - 2016 GS3 (Class AS)
830,000 i GS Mortgage Securities Trust 4 .079 11/10/49 715
Series - 2016 GS4 (Class C)
963,064 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 843
Series - 2020 PJ2 (Class A4)
388,210 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 328
Series - 2020 PJ4 (Class A4)
305,526 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 255
Series - 2020 PJ5 (Class A4)
988,592 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 781
Series - 2020 PJ6 (Class A4)
2,876,047 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 2,269
Series - 2021 PJ5 (Class A4)

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,115,066 g,i GS Mortgage-Backed Securities Corp Trust 3 .000% 06/25/52 $ 4,135
Series - 2022 PJ2 (Class A36)
2,450,473 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,981
Series - 2022 PJ4 (Class A36)
419,357 g,i GS Mortgage-Backed Securities Trust 3 .654 05/25/50 337
Series - 2020 PJ1 (Class B2)
1,158,699 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 901
Series - 2021 PJ2 (Class A4)
8,505,520 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 6,692
Series - 2021 PJ6 (Class A4)
10,828,166 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,543
Series - 2021 PJ7 (Class A4)
4,937,262 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,896
Series - 2021 PJ8 (Class A4)
5,551,704 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 4,468
Series - 2022 PJ5 (Class A36)
635,326 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 3 .613 08/19/45 585
Series - 2005 11 (Class 2A1A)
6,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 5,392
Series - 2016 10HY (Class A)
5,000,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 4,405
Series - 2016 10HY (Class B)
5,000,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 4,323
Series - 2016 10HY (Class C)
7,000,000 g Hudson Yards Mortgage Trust 3 .228 07/10/39 6,070
Series - 2019 30HY (Class A)
1,000,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 766
Series - 2019 55HY (Class D)
7,000,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 5,171
Series - 2019 55HY (Class E)
147,105 i Impac CMB Trust LIBOR 1 M + 0.660% 3 .744 03/25/35 139
Series - 2004 11 (Class 2A1)
480,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 416
Series - 2020 NQM1 (Class M1)
2,000,000 g,i JP Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 2.170% 4 .988 10/15/33 1,885
Series - 2020 609M (Class C)
1,951,533 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 3 .413 12/25/44 1,897
Series - 2015 1 (Class B1)
89,439 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 82
Series - 2015 3 (Class A19)
480,995 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 426
Series - 2015 6 (Class A13)
219,650 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 198
Series - 2016 1 (Class A13)
234,744 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 209
Series - 2017 2 (Class A13)
250,206 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 218
Series - 2018 3 (Class A13)
168,470 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 148
Series - 2018 4 (Class A13)
865,485 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 754
Series - 2018 5 (Class A13)
870,419 g,i JP Morgan Mortgage Trust 3 .124 10/26/48 833
Series - 2017 5 (Class A2)
107,757 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 101
Series - 2018 8 (Class A13)
211,283 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 197
Series - 2018 9 (Class A13)
229,810 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 217
Series - 2019 1 (Class A15)

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 35,421 g,i JP Morgan Mortgage Trust 4 .000% 05/25/49 $ 34
Series - 2019 1 (Class A3)
509,004 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .034 10/25/49 503
Series - 2019 INV1 (Class A11)
1,591,131 g,i JP Morgan Mortgage Trust 3 .836 06/25/50 1,293
Series - 2020 1 (Class B2)
4,449,182 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 3,482
Series - 2021 6 (Class A15)
2,327,600 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,821
Series - 2021 7 (Class A15)
2,958,970 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,335
Series - 2021 8 (Class A15)
1,256,746 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 988
Series - 2021 10 (Class A15)
4,192,865 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 3,308
Series - 2021 11 (Class A15)
1,161,825 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 917
Series - 2021 12 (Class A15)
1,926,723 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,520
Series - 2021 14 (Class A15)
6,078,684 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,796
Series - 2021 15 (Class A15)
7,306,797 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 5,907
Series - 2022 2 (Class A25)
6,643,590 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 5,782
Series - 2022 LTV2 (Class A6)
5,000,000 g Liberty Street Trust 3 .597 02/10/36 4,580
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .294 08/15/34 3,768
Series - 2017 330M (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .478 08/15/34 3,719
Series - 2017 330M (Class B)
2,000,000 g,i Manhattan West 2 .413 09/10/39 1,621
Series - 2020 1MW (Class C)
2,000,000 g Manhattan West Mortgage Trust 2 .130 09/10/39 1,696
Series - 2020 1MW (Class A)
2,169,000 g,i Menora Mivtachim Holdings Ltd 4 .070 02/15/42 1,481
Series - 2022 C1 (Class 360D)
132,584 †,i Morgan Stanley Capital I Trust 6 .282 12/12/49 67
Series - 2007 IQ16 (Class AJFX)
984,371 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 844
Series - 2021 4 (Class A4)
3,991,261 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 3,149
Series - 2021 5 (Class A9)
3,026,039 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,614
Series - 2021 6 (Class A4)
2,581,705 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,037
Series - 2021 6 (Class A9)
3,000,000 g,i MSDB Trust 3 .427 07/11/39 2,647
Series - 2017 712F (Class A)
5,750,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 4 .318 07/15/36 5,662
Series - 2019 MILE (Class A)
4,250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 5 .018 07/15/36 4,145
Series - 2019 MILE (Class C)
9,800,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 3.500% 6 .318 07/15/36 9,361
Series - 2019 MILE (Class E)
1,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 7 .068 07/15/36 1,419
Series - 2019 MILE (Class F)
518,247 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 475
Series - 2019 NQM4 (Class A3)

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 470,000 g,i New Residential Mortgage Loan Trust 2 .986% 09/25/59 $ 394
Series - 2019 NQM4 (Class M1)
54,034 i New York Mortgage Trust LIBOR 1 M + 0.480% 3 .564 02/25/36 53
Series - 2005 3 (Class A1)
5,358,345 g,i OBX Trust 2 .500 07/25/51 4,228
Series - 2021 J2 (Class A19)
364,127 g,i OBX Trust LIBOR 1 M + 0.650% 3 .734 06/25/57 354
Series - 2018 1 (Class A2)
1,635,161 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,290
Series - 2021 1 (Class A19)
11,800,000 g One Bryant Park Trust 2 .516 09/15/54 9,719
Series - 2019 OBP (Class A)
4,699,000 g One Market Plaza Trust 3 .614 02/10/32 4,546
Series - 2017 1MKT (Class A)
1,000,000 g One Market Plaza Trust 3 .845 02/10/32 959
Series - 2017 1MKT (Class B)
4,693,323 g,i RCKT Mortgage Trust 2 .500 09/25/51 3,703
Series - 2021 4 (Class A21)
7,260,118 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,728
Series - 2022 2 (Class A22)
5,585,276 g,i RCKT Mortgage Trust 3 .500 06/25/52 4,666
Series - 2022 4 (Class A22)
467,817 g,i Sequoia Mortgage Trust 3 .500 05/25/45 415
Series - 2015 2 (Class A1)
199,529 g,i Sequoia Mortgage Trust 3 .500 06/25/46 180
Series - 2016 1 (Class A19)
446,779 g,i Sequoia Mortgage Trust 3 .500 04/25/47 393
Series - 2017 3 (Class A19)
676,121 g,i Sequoia Mortgage Trust 3 .719 09/25/47 586
Series - 2017 6 (Class B1)
102,205 g,i Sequoia Mortgage Trust 3 .500 02/25/48 92
Series - 2018 2 (Class A19)
13,059 g,i Sequoia Mortgage Trust 4 .000 09/25/48 12
Series - 2018 7 (Class A19)
79,908 g,i Sequoia Mortgage Trust 4 .000 06/25/49 77
Series - 2019 2 (Class A19)
193,358 g,i Sequoia Mortgage Trust 3 .500 12/25/49 172
Series - 2019 5 (Class A19)
1,505,154 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,217
Series - 2020 3 (Class A19)
2,926,778 g,i Sequoia Mortgage Trust 2 .500 06/25/51 2,309
Series - 2021 4 (Class A19)
305,680 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 276
Series - 2017 2 (Class A1)
78,068,000 g,i SLG Office Trust 0 .258 07/15/41 1,299
Series - 2021 OVA (Class X)
6,640,000 g SLG Office Trust 2 .585 07/15/41 5,337
Series - 2021 OVA (Class A)
5,350,000 g,i Structured Agency Credit Risk Debt Note (STACR) 4 .381 10/25/33 5,104
Series - 2021 DNA3 (Class M2)
58,931 g,i STACR 3 .763 02/25/48 57
Series - 2018 SPI1 (Class M2)
74,055 g,i STACR 3 .840 05/25/48 71
Series - 2018 SPI2 (Class M2)
1,125,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 4 .075 11/15/36 1,073
Series - 2021 LIH (Class AS)
4,000,000 g SUMIT Mortgage Trust 2 .789 02/12/41 3,349
Series - 2022 BVUE (Class A)
982,000 g,i Verus Securitization Trust 3 .207 11/25/59 902
Series - 2019 4 (Class M1)

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 557,945 g Verus Securitization Trust 1 .733% 05/25/65 $ 509
Series - 2020 5 (Class A3)
2,789,408 g,i Verus Securitization Trust 2 .240 10/25/66 2,305
Series - 2021 7 (Class A3)
59,049 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 57
Series - 2019 2 (Class A17)
273,981 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 225
Series - 2020 4 (Class A17)
7,214,527 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,692
Series - 2021 2 (Class A17)
2,479,313 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,956
Series - 2022 2 (Class A18)
170,650 g,i WinWater Mortgage Loan Trust 3 .926 06/20/44 145
Series - 2014 1 (Class B4)
3,554,578 g,i Woodward Capital Management 3 .000 05/25/52 2,861
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 513,955
TOTAL STRUCTURED ASSETS 745,188
(Cost $860,567)
TOTAL BONDS 6,623,058
(Cost $7,595,865)
SHARES COMPANY
COMMON STOCKS - 57.1%
AUTOMOBILES & COMPONENTS - 1.6%
229,881 * American Axle & Manufacturing Holdings, Inc 1,570
130,032 * Aptiv plc 10,170
168,484 Bayerische Motoren Werke AG. 11,419
70,988 Bayerische Motoren Werke AG. (Preference) 4,610
14,525 BorgWarner, Inc 456
462,133 Cie Generale des Etablissements Michelin S.C.A 10,354
283,563 Daimler AG. (Registered) 14,339
275,872 *,e Lordstown Motors Corp 505
212,095 e Magna International, Inc 10,062
39,191 * Modine Manufacturing Co 507
492 *,e Rivian Automotive, Inc 16
582,355 * Tesla, Inc 154,470
2,750,800 * Toyota Motor Corp 35,954
243,482 Valeo S.A. 3,679
TOTAL AUTOMOBILES & COMPONENTS 258,111
BANKS - 2.9%
2,364 e Ameris Bancorp 106
1,089,980 e Australia & New Zealand Banking Group Ltd 15,956
3,171,172 Banco Bilbao Vizcaya Argentaria S.A. 14,225
1,159,504 Bank Hapoalim Ltd 9,788
231,467 Bank of Montreal 20,287
405,720 Bank of Nova Scotia 19,297
50,471 e Bank OZK 1,997
2,405 Banner Corp 142
50,885 Berkshire Hills Bancorp, Inc 1,389
2,949,000 BOC Hong Kong Holdings Ltd 9,808
8,511 Brookline Bancorp, Inc 99
1,840 Cadence BanCorp 47
6,038 Camden National Corp 257
333,495 e Canadian Imperial Bank of Commerce 14,597
967,123 Citigroup, Inc 40,300

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
545,007 Citizens Financial Group, Inc $ 18,726
2,120 e Columbia Banking System, Inc 61
125,164 Comerica, Inc 8,899
784 Commerce Bancshares, Inc 52
481,262 e Commonwealth Bank of Australia 27,997
889 Community Trust Bancorp, Inc 36
47,906 *,e Customers Bancorp, Inc 1,412
701,393 DBS Group Holdings Ltd 16,226
90,936 Erste Bank der Oesterreichischen Sparkassen AG. 1,993
7,467 e Federal Agricultural Mortgage Corp (FAMC) 740
7,030 First Busey Corp 155
52,360 First Republic Bank 6,836
1,019 Glacier Bancorp, Inc 50
1,984 Hancock Whitney Corp 91
616,500 Hang Seng Bank Ltd 9,366
4,964 Heritage Financial Corp 131
19,873 HomeStreet, Inc 573
5,490,492 HSBC Holdings plc 28,429
320,493 Huntington Bancshares, Inc 4,224
8,128,966 Intesa Sanpaolo S.p.A. 13,437
196,067 KBC Groep NV 9,304
254,247 Keycorp 4,073
25,729 e Live Oak Bancshares, Inc 787
17,431 * Mr Cooper Group, Inc 706
27,409 National Bank Holdings Corp 1,014
39,440 National Bank of Canada 2,472
9,051 Old National Bancorp 149
1,100 Oversea-Chinese Banking Corp 9
61,959 e Pinnacle Financial Partners, Inc 5,025
269,850 PNC Financial Services Group, Inc 40,321
791,618 Regions Financial Corp 15,888
1,852,800 Resona Holdings, Inc 6,780
530,666 Societe Generale 10,494
1,909,116 Standard Chartered plc 11,941
346,100 Sumitomo Mitsui Trust Holdings, Inc 9,843
22,683 * SVB Financial Group 7,616
2,226 * Texas Capital Bancshares, Inc 131
6,965 TFS Financial Corp 91
20,196 *,e The Bancorp, Inc 444
500,070 Toronto-Dominion Bank 30,670
4,787 Trico Bancshares 214
598,750 Truist Financial Corp 26,070
2,114 UMB Financial Corp 178
18,027 Univest Financial Corp 423
2,021 Westamerica Bancorporation 106
1,110 Wintrust Financial Corp 91
61,934 Zions Bancorporation 3,150
TOTAL BANKS 475,719
CAPITAL GOODS - 3.6%
248,378 3M Co 27,446
362 A.O. Smith Corp 18
359,542 ABB Ltd 9,283
790 Acuity Brands, Inc 124
247 Allegion plc 22
188,087 Ashtead Group plc 8,447
510,377 Assa Abloy AB 9,562
1,105,709 * Atlas Copco AB 10,277
1,241,341 * Atlas Copco AB 10,290
98,899 * Axon Enterprise, Inc 11,448
688 * Beacon Roofing Supply, Inc 38

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
11,104 * Bloom Energy Corp $ 222
237,076 Bouygues S.A. 6,202
39,132 Brenntag AG. 2,366
387,083 * CAE, Inc 5,938
287,040 Carrier Global Corp 10,207
272,816 Caterpillar, Inc 44,764
947,492 CNH Industrial NV 10,605
40,776 Cummins, Inc 8,298
75,933 e Curtiss-Wright Corp 10,567
39,200 Daifuku Co Ltd 1,844
81,100 Daikin Industries Ltd 12,479
92,545 DCC plc 4,806
142,459 Deere & Co 47,566
396 Dover Corp 46
209,703 Eaton Corp 27,966
99,773 Eiffage S.A. 8,001
1,733 EMCOR Group, Inc 200
57,606 Emerson Electric Co 4,218
137,288 Fastenal Co 6,321
98,411 Ferguson plc 10,208
114,170 Fortive Corp 6,656
1,653 Fortune Brands Home & Security, Inc 89
422 * Generac Holdings, Inc 75
12,219 Herc Holdings, Inc 1,269
164,257 e Hexcel Corp 8,495
58,000 * Hitachi Construction Machinery Co Ltd 1,078
1,155 Husqvarna AB (B Shares) 6
1,811 e IDEX Corp 362
223,308 Illinois Tool Works, Inc 40,341
374,432 Johnson Controls International plc 18,430
1,220,570 Keppel Corp Ltd 5,873
417,800 Komatsu Ltd 7,607
383,900 Kubota Corp 5,335
14,888 Legrand S.A. 963
86 e Lennox International, Inc 19
635,200 Marubeni Corp 5,542
200,504 e Masco Corp 9,362
111,680 * Mercury Systems, Inc 4,534
501,500 Mitsubishi Corp 13,716
7,392 e Moog, Inc (Class A) 520
62,883 MTU Aero Engines Holding AG. 9,398
4,501 * MYR Group, Inc 381
333,800 Obayashi Corp 2,142
7,069 Owens Corning, Inc 556
71,909 PACCAR, Inc 6,018
455 Pentair plc 19
396 Quanta Services, Inc 50
45,182 Rockwell Automation, Inc 9,719
4,744 Rush Enterprises, Inc (Class A) 208
298,998 Sandvik AB 4,076
183,923 Schneider Electric S.A. 20,774
355,600 Shimizu Corp 1,739
215,351 Siemens AG. 21,049
829,300 Singapore Technologies Engineering Ltd 2,060
81,375 Skanska AB (B Shares) 1,013
29,742 SKF AB (B Shares) 398
10,842 Snap-On, Inc 2,183
81,680 Trane Technologies plc 11,828
124,121 * Triumph Group, Inc 1,066
35,309 * United Rentals, Inc 9,538
20,908 * Vectrus, Inc 740

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
229,354 Vestas Wind Systems A.S. $ 4,223
697,434 Volvo AB (B Shares) 9,869
15,254 W.W. Grainger, Inc 7,462
1,964 e Wabash National Corp 31
351,801 e Wartsila Oyj (B Shares) 2,247
3,684 * WESCO International, Inc 440
40,330 Woodward Inc 3,237
47,485 e WSP Global, Inc 5,229
42,015 Xylem, Inc 3,670
700 Yaskawa Electric Corp 20
TOTAL CAPITAL GOODS 581,434
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
834 ABM Industries, Inc 32
33,977 ACCO Brands Corp 167
134,701 Adecco S.A. 3,718
1,000 *,e ASGN Inc 90
372 Booz Allen Hamilton Holding Co 34
3,969 Brambles Ltd 29
221,508 Bureau Veritas S.A. 4,957
18,384 Cintas Corp 7,137
330,971 * Copart, Inc 35,215
5,059 Heidrick & Struggles International, Inc 131
120,130 Intertek Group plc 4,929
154,820 * KAR Auction Services, Inc 1,729
45,168 Kelly Services, Inc (Class A) 614
37,996 e Randstad Holdings NV 1,640
299,100 Recruit Holdings Co Ltd 8,616
731,219 RELX plc 17,868
304 Ritchie Bros Auctioneers, Inc 19
60,499 e Robert Half International, Inc 4,628
3,908 SGS S.A. 8,362
14,329 Teleperformance 3,635
40,042 Thomson Reuters Corp 4,110
140,176 TransUnion 8,339
2,948 * TriNet Group, Inc 210
17,022 Verisk Analytics, Inc 2,903
169,743 Waste Management, Inc 27,195
29,805 Wolters Kluwer NV 2,902
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 149,209
CONSUMER DURABLES & APPAREL - 1.0%
74,165 Adidas-Salomon AG. 8,526
543,400 Barratt Developments plc 2,054
68,119 Berkeley Group Holdings plc 2,489
179,246 Burberry Group plc 3,581
55,318 DR Horton, Inc 3,726
622 e Electrolux AB 6
116,978 Essilor International S.A. 15,900
42,842 e Ethan Allen Interiors, Inc 906
68,431 Gildan Activewear, Inc 1,934
58,468 * GoPro, Inc 288
9,916 * Green Brick Partners, Inc 212
804 Hasbro, Inc 54
13,251 Hermes International 15,585
25,198 *,e iRobot Corp 1,419
18,915 * Lovesac Co 385
31,785 * Lululemon Athletica, Inc 8,886
10,439 e Newell Brands Inc 145
553,483 Nike, Inc (Class B) 46,006
2,176 * NVR, Inc 8,676

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
990,000 Panasonic Corp $ 6,952
31,468 Pandora AS 1,472
39,656 Persimmon plc 542
714 Pulte Homes, Inc 27
9,326 Puma AG. Rudolf Dassler Sport 431
2,388 PVH Corp 107
22,299 SEB S.A. 1,403
296,900 Sekisui House Ltd 4,917
153,481 *,e Sonos, Inc 2,133
353,400 Sony Corp 22,764
1,172,098 Taylor Wimpey plc 1,141
62,773 *,e Traeger, Inc 177
94,128 *,e Tupperware Brands Corp 617
67,452 VF Corp 2,017
TOTAL CONSUMER DURABLES & APPAREL 165,478
CONSUMER SERVICES - 1.2%
204,289 * Accor S.A. 4,277
38,630 ADT, Inc 289
30,274 *,e American Public Education, Inc 277
25,916 * Booking Holdings, Inc 42,585
36,920 *,e Bright Horizons Family Solutions 2,128
29,278 Carriage Services, Inc 942
766,239 Compass Group plc 15,258
92,056 * Dave & Buster's Entertainment, Inc 2,856
27,990 Domino's Pizza, Inc 8,683
40,919 *,e El Pollo Loco Holdings, Inc 365
1,669 Graham Holdings Co 898
294,267 e Hilton Worldwide Holdings, Inc 35,494
575 e IDP Education Ltd 10
188,016 InterContinental Hotels Group plc 9,055
94,100 Oriental Land Co Ltd 12,763
30,085 * Planet Fitness, Inc 1,735
3,541 * Shake Shack, Inc 159
76,407 *,e Six Flags Entertainment Corp 1,352
598,006 Starbucks Corp 50,388
96,848 * Terminix Global Holdings, Inc 3,708
22,406 Vail Resorts, Inc 4,832
81,211 Wendy's 1,518
129,335 Whitbread plc 3,278
95,091 * WW International Inc 374
TOTAL CONSUMER SERVICES 203,224
DIVERSIFIED FINANCIALS - 3.7%
839,509 3i Group plc 10,080
206,997 e Ally Financial, Inc 5,761
335,633 American Express Co 45,280
70,904 Ameriprise Financial, Inc 17,864
6,129 Annaly Capital Management, Inc 105
588,199 Bank of New York Mellon Corp 22,657
76,826 BlackRock, Inc 42,276
540 e Carlyle Group, Inc 14
740,562 Charles Schwab Corp 53,224
148,609 CME Group, Inc 26,323
56,212 Deutsche Boerse AG. 9,215
368,608 Discover Financial Services 33,514
50,574 Eurazeo 2,639
9,996 Factset Research Systems, Inc 4,000
3,347 e Franklin Resources, Inc 72
169,036 Goldman Sachs Group, Inc 49,536
10,629 * Green Dot Corp 202

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
351,146 Hong Kong Exchanges and Clearing Ltd $ 12,003
388,609 Intercontinental Exchange Group, Inc 35,111
43,051 Invesco Ltd 590
164,930 London Stock Exchange Group plc 13,928
144,725 Macquarie Group Ltd 14,119
260 MarketAxess Holdings, Inc 58
91,000 e Moody's Corp 22,123
636,862 Morgan Stanley 50,319
77,304 Nasdaq Inc 4,382
2,220,800 * Nomura Holdings, Inc 7,357
117,271 Northern Trust Corp 10,034
651,800 ORIX Corp 9,131
5,978 * PRA Group, Inc 196
2,150 * PROG Holdings, Inc 32
9,000 Raymond James Financial, Inc 889
161,331 S&P Global, Inc 49,262
656,988 Schroders plc 2,824
2,200 Singapore Exchange Ltd 14
96,869 St. James's Place plc 1,103
2,388,396 e Standard Life Aberdeen plc 3,654
144,431 State Street Corp 8,783
1,437 Synchrony Financial 41
75,242 e T Rowe Price Group, Inc 7,901
1,262,510 UBS Group AG 18,317
27,954 e Voya Financial, Inc 1,691
31,162 Wendel 2,230
TOTAL DIVERSIFIED FINANCIALS 598,854
ENERGY - 3.1%
19,225 Aker BP ASA 552
402,618 e Antero Midstream Corp 3,696
206,453 APA Corp 7,059
549,457 e ARC Resources Ltd 6,599
303,045 e Baker Hughes Co 6,352
5,544,387 BP plc 26,493
776,798 Cenovus Energy, Inc (Toronto) 11,933
3,725 e ChampionX Corp 73
217,690 Cheniere Energy, Inc 36,117
543,358 e ConocoPhillips 55,607
2,773 Delek US Holdings, Inc 75
171,521 e Devon Energy Corp 10,314
11,858 * DMC Global, Inc 189
619,763 e Enbridge, Inc 22,981
2,808,200 ENEOS Holdings, Inc 9,057
177,554 EOG Resources, Inc 19,838
243,748 EQT Corp 9,933
456,368 Equinor ASA 15,050
537,285 Galp Energia SGPS S.A. 5,169
1,424 Halliburton Co 35
113,047 Hess Corp 12,321
232,350 e Imperial Oil Ltd 10,060
178,600 Inpex Holdings, Inc 1,666
5,808 e Keyera Corp 120
1,111,912 Kinder Morgan, Inc 18,502
754,687 * Kosmos Energy Ltd 3,902
107,598 Marathon Petroleum Corp 10,688
263,195 Neste Oil Oyj 11,472
364,008 NOV, Inc 5,890
342,628 Occidental Petroleum Corp 21,054
5,830 * Oceaneering International, Inc 46
163,865 OMV AG. 5,931

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
23,705 ONEOK, Inc $ 1,215
20,321 Ovintiv, Inc 935
170,132 e Parkland Corp 3,646
776 Phillips 66 63
94,436 Pioneer Natural Resources Co 20,448
954,332 Repsol YPF S.A. 10,965
1,047,151 e Schlumberger Ltd 37,593
860,782 * Southwestern Energy Co 5,268
517,374 Suncor Energy, Inc 14,570
678,694 Total S.A. 31,841
234,792 Valero Energy Corp 25,087
241,654 e Woodside Energy Group Ltd 4,937
TOTAL ENERGY 505,342
FOOD & STAPLES RETAILING - 0.7%
220,700 Aeon Co Ltd 4,121
372,479 Alimentation Couche-Tard, Inc 14,995
221,846 * BJ's Wholesale Club Holdings, Inc 16,153
253,286 e Coles Group Ltd 2,670
77,367 George Weston Ltd 8,100
1,743,514 e J Sainsbury plc 3,376
98,864 Kesko Oyj (B Shares) 1,845
83,380 Koninklijke Ahold Delhaize NV 2,124
131,921 Loblaw Cos Ltd 10,446
37,655 Metro, Inc 1,886
90,738 *,e Performance Food Group Co 3,897
41,773 Pricesmart, Inc 2,406
63,935 e SpartanNash Co 1,855
215,869 * Sprouts Farmers Market, Inc 5,990
4,597,636 Tesco plc 10,552
101,575 *,e United Natural Foods, Inc 3,491
288,828 * US Foods Holding Corp 7,637
394,030 e Woolworths Ltd 8,563
TOTAL FOOD & STAPLES RETAILING 110,107
FOOD, BEVERAGE & TOBACCO - 2.3%
417,200 Ajinomoto Co, Inc 11,403
82,701 Archer-Daniels-Midland Co 6,653
396,182 Associated British Foods plc 5,536
1,758 Bunge Ltd 145
54,454 Campbell Soup Co 2,566
1,293,671 Coca-Cola Co 72,471
220,158 *,e Coca-Cola European Partners plc (Class A) 9,383
243,853 Coca-Cola HBC AG. 5,095
303,650 Danone 14,358
14,883 * Darling International, Inc 985
36,706 Fresh Del Monte Produce, Inc 853
427,965 General Mills, Inc 32,786
2,360 * Hain Celestial Group, Inc 40
243,765 Hormel Foods Corp 11,077
155,046 e Kellogg Co 10,800
117,888 Kerry Group plc (Class A) 10,508
174,800 Kikkoman Corp 9,910
84,722 McCormick & Co, Inc 6,038
169,452 Mowi ASA 2,155
648,145 Nestle S.A. 70,102
38,200 Nissin Food Products Co Ltd 2,655
304,982 Orkla ASA 2,217
451,175 PepsiCo, Inc 73,659
168,300 Suntory Beverage & Food Ltd 5,990
6,454 * TreeHouse Foods, Inc 274

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,632,100 Wilmar International Ltd $ 4,342
TOTAL FOOD, BEVERAGE & TOBACCO 372,001
HEALTH CARE EQUIPMENT & SERVICES - 2.6%
42,987 * Abiomed, Inc 10,560
48,969 * Align Technology, Inc 10,142
71,383 *,e Allscripts Healthcare Solutions, Inc 1,087
149,137 Amplifon S.p.A. 3,886
64,063 *,e Angiodynamics, Inc 1,311
8,730 *,e AtriCure, Inc 341
1,253 *,e Axonics Modulation Technologies, Inc 88
1,376 Baxter International, Inc 74
48,498 BioMerieux 3,836
4,607 Cardinal Health, Inc 307
31,597 Carl Zeiss Meditec AG. 3,282
249,927 * Cerus Corp 900
175,318 Cigna Corp 48,645
23,683 Cochlear Ltd 2,942
50,637 Coloplast AS 5,146
22,324 * Computer Programs & Systems, Inc 622
40,775 Cooper Cos, Inc 10,761
13,160 * Covetrus, Inc 275
188 * DaVita, Inc 16
71,367 * Demant A.S. 1,764
37,686 Dentsply Sirona, Inc 1,068
224,454 * Dexcom, Inc 18,078
416,139 * Edwards Lifesciences Corp 34,386
114,916 Elevance Health, Inc 52,199
159,115 *,e Envista Holdings Corp 5,221
334,461 Fisher & Paykel Healthcare Corp 3,467
13,596 *,e Globus Medical, Inc 810
82,796 GN Store Nord 1,450
123,928 HCA Healthcare, Inc 22,777
59,326 * Health Catalyst, Inc 575
21,864 * Henry Schein, Inc 1,438
5,801 * Heska Corp 423
110,324 *,e Hologic, Inc 7,118
91,480 Humana, Inc 44,385
58,066 * IDEXX Laboratories, Inc 18,918
8,609 * Inogen, Inc 209
527 * Insulet Corp 121
171,877 * Intuitive Surgical, Inc 32,217
45,086 Laboratory Corp of America Holdings 9,234
27,738 e LeMaitre Vascular, Inc 1,406
8,932 * LivaNova plc 453
39,504 * Merit Medical Systems, Inc 2,232
98,516 *,e NextGen Healthcare, Inc 1,744
257 * Novocure Ltd 20
42,235 *,e Omnicell, Inc 3,676
387,642 *,e Opko Health, Inc 733
57,111 * OraSure Technologies, Inc 216
32,369 *,e Orthofix Medical Inc 619
15,017 *,e Penumbra, Inc 2,847
2,830 Premier, Inc 96
26,663 e Quest Diagnostics, Inc 3,271
143,876 Ramsay Health Care Ltd 5,281
80,094 Resmed, Inc 17,484
44,933 Sonova Holdings AG 9,888
22,395 * Staar Surgical Co 1,580
31,887 STERIS plc 5,302
68,100 Sysmex Corp 3,639

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
5,738 * Tactile Systems Technology, Inc $ 45
15,158 * Tandem Diabetes Care, Inc 725
4,565 * Teladoc, Inc 116
92,700 Terumo Corp 2,606
TOTAL HEALTH CARE EQUIPMENT & SERVICES 424,058
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
105,134 Beiersdorf AG. 10,331
589 Clorox Co 76
301,765 Colgate-Palmolive Co 21,199
367,053 Essity AB 7,252
113,986 Henkel KGaA 6,460
148,576 Henkel KGaA (Preference) 8,824
172,700 Kao Corp 7,027
63,678 Kimberly-Clark Corp 7,166
74,340 L'Oreal S.A. 23,770
683,758 Procter & Gamble Co 86,324
220,600 Shiseido Co Ltd 7,731
216,400 Uni-Charm Corp 7,099
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 193,259
INSURANCE - 2.3%
1,404,168 Aegon NV 5,582
319,576 Aflac, Inc 17,960
2,161,000 AIA Group Ltd 17,992
115,468 Allianz AG. 18,190
112,807 Allstate Corp 14,048
11,647 Arthur J. Gallagher & Co 1,994
817,454 Assicurazioni Generali S.p.A. 11,162
741,293 AXA S.A. 16,185
257,297 Chubb Ltd 46,797
1,006,914 * Genworth Financial, Inc (Class A) 3,524
914 Hartford Financial Services Group, Inc 57
1,068 Insurance Australia Group Ltd 3
4,159,654 Legal & General Group plc 9,929
81,139 e Lincoln National Corp 3,563
206,642 Loews Corp 10,299
314,288 Marsh & McLennan Cos, Inc 46,920
82,300 MS&AD Insurance Group Holdings Inc 2,179
31,684 Muenchener Rueckver AG. 7,627
225,357 NN Group NV 8,765
720 Principal Financial Group 52
287,835 Progressive Corp 33,449
313,232 Prudential Financial, Inc 26,869
304,703 QBE Insurance Group Ltd 2,261
149,200 Sompo Holdings, Inc 5,970
75,475 Sun Life Financial, Inc 3,001
22,077 Swiss Life Holding 9,754
121,443 Swiss Re Ltd 8,957
150,358 Travelers Cos, Inc 23,035
15,094 Willis Towers Watson plc 3,033
51,520 Zurich Insurance Group AG 20,538
TOTAL INSURANCE 379,695
MATERIALS - 2.5%
117,018 e Agnico-Eagle Mines Ltd 4,944
63 Akzo Nobel NV 4
19,088 Amcor plc 205
483,566 e Antofagasta plc 5,926
10,825 Aptargroup, Inc 1,029
480,800 Asahi Kasei Corp 3,186

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
282,428 e Ball Corp $ 13,647
185,990 BASF SE 7,138
287,508 BlueScope Steel Ltd 2,792
330,012 Boliden AB 10,196
83,968 * Century Aluminum Co 443
290 Chr Hansen Holding A/S 14
595 e Clariant AG. 10
19,088 * Coeur Mining, Inc 65
1,679 Compass Minerals International, Inc 65
320,091 CRH plc 10,292
41,736 Croda International plc 2,981
113,783 Dow, Inc 4,998
45,775 DSM NV 5,209
225,751 Ecolab, Inc 32,603
496,318 e Evolution Mining Ltd 647
127,194 Evonik Industries AG. 2,130
956,824 e Fortescue Metals Group Ltd 10,272
58,042 Franco-Nevada Corp 6,933
3,439 Givaudan S.A. 10,389
52,353 Glatfelter Corp 163
114,550 HeidelbergCement AG. 4,525
204,900 * Hitachi Metals Ltd 3,083
66,948 International Flavors & Fragrances, Inc 6,081
1,576 e International Paper Co 50
309,800 JFE Holdings, Inc 2,877
11,455 Johnson Matthey plc 231
84,500 JSR Corp 1,602
50,955 Koppers Holdings, Inc 1,059
218,583 Linde plc 58,928
17,539 Martin Marietta Materials, Inc 5,649
203,485 Mineral Resources Ltd 8,541
302,800 Mitsubishi Chemical Holdings Corp 1,387
61,692 Mitsui Chemicals, Inc 1,202
279,430 Mondi plc 4,293
315,776 Mosaic Co 15,261
605,266 Newcrest Mining Ltd 6,645
484,380 Newmont Goldcorp Corp 20,359
626,700 Nippon Paint Co Ltd 4,233
600,800 Nippon Steel Corp 8,338
89,700 Nitto Denko Corp 4,857
1,643,171 Norsk Hydro ASA 8,817
375,868 Northern Star Resources Ltd 1,882
188,560 Nucor Corp 20,174
208,391 Nutrien Ltd 17,379
1,122 Orica Ltd 10
22,371 PPG Industries, Inc 2,476
2,785 e Reliance Steel & Aluminum Co 486
5,386 Schnitzer Steel Industries, Inc (Class A) 153
116,800 Shin-Etsu Chemical Co Ltd 11,558
58,204 Sika AG. 11,699
678 Smurfit Kappa Group plc 19
204 Solvay S.A. 16
527 Steel Dynamics, Inc 37
152,065 Stora Enso Oyj (R Shares) 1,932
1,341,900 Sumitomo Chemical Co Ltd 4,616
290,200 Sumitomo Metal Mining Co Ltd 8,316
166,349 * Summit Materials, Inc 3,986
369,939 Svenska Cellulosa AB (B Shares) 4,694
9,000 Toray Industries, Inc 44
30,132 e Trinseo plc 552
229,455 Umicore S.A. 6,736

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
25,842 UPM-Kymmene Oyj $ 820
112,930 Voestalpine AG. 1,913
206,469 Wheaton Precious Metals Corp 6,686
TOTAL MATERIALS 410,483
MEDIA & ENTERTAINMENT - 1.8%
1,413 *,e AMC Entertainment Holdings, Inc 10
78 Cable One, Inc 66
209,432 * Cinemark Holdings, Inc 2,536
1,239,638 Comcast Corp (Class A) 36,359
148,504 e Electronic Arts, Inc 17,183
870 e Fox Corp (Class A) 27
409 Fox Corp (Class B) 12
174,822 Gray Television, Inc 2,503
109,942 *,e iHeartMedia, Inc 806
9,348 * Imax Corp 132
1,517,332 Informa plc 8,673
118,565 Interpublic Group of Cos, Inc 3,035
14,063 John Wiley & Sons, Inc (Class A) 528
106,661 * Liberty Broadband Corp (Class C) 7,872
148,598 * Netflix, Inc 34,986
15,892 e New York Times Co (Class A) 457
402,000 Nintendo Co Ltd 16,214
342,389 Omnicom Group, Inc 21,601
1,668 e Paramount Global (Class B) 32
2,083 Pearson plc 20
70,046 * Pinterest, Inc 1,632
98,282 Publicis Groupe S.A. 4,657
146 e REA Group Ltd 11
5,556 *,e Roku, Inc 313
13,853 Scholastic Corp 426
10,426 e Seek Ltd 127
59,889 e Sinclair Broadcast Group, Inc (Class A) 1,083
1,449,913 e Sirius XM Holdings, Inc 8,279
9,104 * Snap, Inc 89
163,350 *,e Take-Two Interactive Software, Inc 17,805
9,574 e TEGNA, Inc 198
207,995 *,e TripAdvisor, Inc 4,592
121,660 *,e Vimeo, Inc 487
634,400 Vivendi Universal S.A. 4,921
597,243 * Walt Disney Co 56,338
330,050 * Warner Bros Discovery, Inc 3,796
766,310 WPP plc 6,326
100,907 * Yelp, Inc 3,422
2,798,400 Z Holdings Corp 7,418
546,171 * ZoomInfo Technologies, Inc 22,753
TOTAL MEDIA & ENTERTAINMENT 297,725
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
77,531 * Aerie Pharmaceuticals, Inc 1,173
262,491 Agilent Technologies, Inc 31,906
49,927 * Agios Pharmaceuticals, Inc 1,412
212,070 Amgen, Inc 47,801
789,014 Astellas Pharma, Inc 10,452
380,569 AstraZeneca plc 41,836
73,556 * Atara Biotherapeutics, Inc 278
2,859 *,e Axsome Therapeutics, Inc 128
99,760 * BioCryst Pharmaceuticals, Inc 1,257
492 * Biogen, Inc 131
53,286 * BioMarin Pharmaceutical, Inc 4,517
846,759 Bristol-Myers Squibb Co 60,196

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
469 * Catalent, Inc $ 34
36,414 * Chimerix, Inc 70
462,391 Chugai Pharmaceutical Co Ltd 11,552
58,062 *,e Collegium Pharmaceutical, Inc 930
127,542 CSL Ltd 23,196
542,000 Daiichi Sankyo Co Ltd 15,149
243,057 Danaher Corp 62,779
117,600 Eisai Co Ltd 6,310
261,785 Eli Lilly & Co 84,648
2,088 *,e Exact Sciences Corp 68
22,200 * Genmab AS 7,142
385,240 Gilead Sciences, Inc 23,765
1,242,756 GSK plc 17,949
19,276 * Illumina, Inc 3,678
35,026 * Insmed, Inc 755
18,922 * Intra-Cellular Therapies, Inc 880
76,659 * IQVIA Holdings, Inc 13,886
32,372 * Jazz Pharmaceuticals plc 4,315
35,373 * Karyopharm Therapeutics, Inc 193
31,962 Lonza Group AG. 15,562
34,997 *,e MacroGenics, Inc 121
347,816 Merck & Co, Inc 29,954
77,562 Merck KGaA 12,556
6,855 * Mettler-Toledo International, Inc 7,432
3,119 * Mirati Therapeutics, Inc 218
420,675 Novo Nordisk AS 41,907
263,600 Ono Pharmaceutical Co Ltd 6,157
65,953 Orion Oyj (Class B) 2,777
45,551 Perrigo Co plc 1,624
70,172 *,e Prothena Corp plc 4,255
99,790 *,e Provention Bio, Inc 449
11,946 * Regeneron Pharmaceuticals, Inc 8,229
16,960 * Repligen Corp 3,173
80,012 * Revance Therapeutics, Inc 2,160
164,108 Roche Holding AG. 53,423
116,300 Shionogi & Co Ltd 5,617
134,070 Thermo Fisher Scientific, Inc 67,999
103,681 UCB S.A. 7,195
5,150 * Ultragenyx Pharmaceutical, Inc 213
163,538 * Vertex Pharmaceuticals, Inc 47,351
21,371 * Waters Corp 5,760
43,650 West Pharmaceutical Services, Inc 10,741
267,685 Zoetis, Inc 39,695
15,799 *,†,e Zogenix, Inc 11
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 852,965
REAL ESTATE - 1.6%
222,424 American Tower Corp 47,754
83,741 Boston Properties, Inc 6,278
545,111 British Land Co plc 2,111
55,992 Brixmor Property Group, Inc 1,034
2,080,173 Capitaland Investment Ltd 5,005
416,653 CapitaMall Trust 554
98,155 CBRE Group, Inc 6,626
177,700 City Developments Ltd 937
50,850 City Office REIT, Inc 507
54,871 Crown Castle International Corp 7,932
301,100 Daiwa House Industry Co Ltd 6,122
349,173 e DiamondRock Hospitality Co 2,622
784 Digital Realty Trust, Inc 78

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
6,866 Douglas Emmett, Inc $ 123
42,281 e Equinix, Inc 24,051
35,008 First Industrial Realty Trust, Inc 1,569
5,328 FirstService Corp 634
51,892 Fonciere Des Regions 2,500
133,069 Franklin Street Properties Corp 350
665 Gecina S.A. 52
565,550 e Goodman Group 5,716
683,337 GPT Group 1,682
234,715 Healthpeak Properties Inc 5,380
1,608 *,e Howard Hughes Corp 89
274,300 Hulic Co Ltd 2,021
945 Iron Mountain, Inc 42
30,104 iStar Inc 279
6,486 *,e Jones Lang LaSalle, Inc 980
4,380 Kilroy Realty Corp 184
257,657 Klepierre 4,479
1,939 Land Securities Group plc 11
14,484 LEG Immobilien AG. 865
505,854 Lend Lease Corp Ltd 2,892
1,231,900 Link REIT 8,599
277,961 Macerich Co 2,207
1,039,835 e Mirvac Group 1,295
559,000 Mitsubishi Estate Co Ltd 7,366
357,710 Mitsui Fudosan Co Ltd 6,814
97,100 Nomura Real Estate Holdings, Inc 2,193
471,737 Park Hotels & Resorts, Inc 5,312
7,536 PotlatchDeltic Corp 309
373,435 Prologis, Inc 37,941
66,712 *,e Realogy Holdings Corp 541
418 RioCan Real Estate Investment Trust 6
2,740 RMR Group, Inc 65
672,078 Segro plc 5,608
888,670 Stockland Trust Group 1,860
610,000 Swire Pacific Ltd (Class A) 4,559
1,367,000 Swire Properties Ltd 2,941
104,837 * Unibail-Rodamco-Westfield 4,338
4,838 * Unibail-Rodamco-Westfield 203
1,300 UOL Group Ltd 6
75,195 Ventas, Inc 3,021
182,973 Vicinity Centres 204
205,342 Welltower, Inc 13,208
278,512 Weyerhaeuser Co 7,954
63,158 Xenia Hotels & Resorts, Inc 871
TOTAL REAL ESTATE 258,880
RETAILING - 2.1%
45,506 * 1-800-FLOWERS.COM, Inc (Class A) 295
17,736 Advance Auto Parts, Inc 2,773
621 Best Buy Co, Inc 39
184 * Burlington Stores, Inc 21
158 Canadian Tire Corp Ltd 17
2,874 *,e CarMax, Inc 190
80,482 *,e,g Delivery Hero AG. 2,940
29,808 Dieteren S.A. 4,200
39,048 Dollarama, Inc 2,242
899,216 eBay, Inc 33,100
13,700 Fast Retailing Co Ltd 7,260
7,052 *,e Five Below, Inc 971
29,570 *,e Genesco, Inc 1,163
679 Genuine Parts Co 101

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
289,675 e Hennes & Mauritz AB (B Shares) $ 2,678
26,127 e Hibbett Sports, Inc 1,301
312,115 Home Depot, Inc 86,125
440,328 Industria De Diseno Textil S.A. 9,087
24,243 Kering 10,753
250,761 e Kingfisher plc 610
27,150 *,e Lands' End, Inc 210
50,425 * Liquidity Services, Inc 820
88,177 LKQ Corp 4,158
283,699 Lowe's Companies, Inc 53,282
490,963 Macy's, Inc 7,693
38,743 *,e MarineMax, Inc 1,154
370 *,e MercadoLibre, Inc 306
21,905 Next plc 1,163
569 Pool Corp 181
292,661 Prosus NV 15,226
157,019 * Quotient Technology, Inc 363
144,672 *,e RealReal, Inc 217
49,547 e Ross Stores, Inc 4,175
1,746 *,e Sally Beauty Holdings, Inc 22
34,896 e Shoe Carnival, Inc 748
255,061 Target Corp 37,849
105,140 *,e ThredUp, Inc 193
541,618 TJX Companies, Inc 33,645
18,462 Tractor Supply Co 3,432
11,452 *,e TravelCenters of America, Inc 618
62,274 Wesfarmers Ltd 1,702
874 Winmark Corp 189
44,752 *,g Zalando SE 874
20,869 * Zumiez, Inc 449
TOTAL RETAILING 334,535
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
504,929 Applied Materials, Inc 41,369
100,844 ASML Holding NV 41,778
23,227 *,e Cirrus Logic, Inc 1,598
86,625 * First Solar, Inc 11,458
1,680,642 Intel Corp 43,310
92,593 Lam Research Corp 33,889
677,001 NVIDIA Corp 82,181
730 NXP Semiconductors NV 108
602,867 *,e ON Semiconductor Corp 37,577
20,924 * Silicon Laboratories, Inc 2,583
375,283 Texas Instruments, Inc 58,086
55,200 Tokyo Electron Ltd 13,601
14,129 Universal Display Corp 1,333
137,929 *,e Wolfspeed, Inc 14,256
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 383,127
SOFTWARE & SERVICES - 7.7%
236,812 Accenture plc 60,932
166,996 * Adobe, Inc 45,957
9,776 * Ansys, Inc 2,167
192,969 * Autodesk, Inc 36,047
219,434 Automatic Data Processing, Inc 49,634
59,147 *,e Benefitfocus, Inc 376
428 * Black Knight, Inc 28
100,072 * Blackline, Inc 5,994
157,317 * Cadence Design Systems, Inc 25,710
84,676 Cap Gemini S.A. 13,557

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
56,198 * CGI, Inc $ 4,231
54,183 * ChannelAdvisor Corp 1,228
342 Citrix Systems, Inc 36
248,974 Computershare Ltd 3,971
31,352 Concentrix Corp 3,500
61,545 CSG Systems International, Inc 3,254
131,244 e Dolby Laboratories, Inc (Class A) 8,550
490,919 * DXC Technology Co 12,018
43,160 *,e Elastic NV 3,096
65,152 *,e ExlService Holdings, Inc 9,601
349,787 Fidelity National Information Services, Inc 26,433
121,616 * Five9, Inc 9,119
97,800 Fujitsu Ltd 10,724
218 *,e Guidewire Software, Inc 13
36,106 * HubSpot, Inc 9,753
413,533 e International Business Machines Corp 49,132
118,930 Intuit, Inc 46,064
154,711 * Lightspeed Commerce, Inc 2,723
267,370 Mastercard, Inc (Class A) 76,024
1,500,769 Microsoft Corp 349,529
265,881 NEC Corp 8,514
98,739 * New Relic, Inc 5,666
211,300 Nomura Research Institute Ltd 5,161
1,601 NortonLifelock, Inc 32
142,438 *,e Nutanix, Inc 2,967
231,089 * Okta, Inc 13,142
6,151 * OneSpan, Inc 53
165,017 Open Text Corp (Toronto) 4,361
38,600 Otsuka Corp 1,204
31,780 *,e Paylocity Holding Corp 7,677
577,804 * PayPal Holdings, Inc 49,732
65,034 * Perficient, Inc 4,228
33,075 * Rapid7, Inc 1,419
43,444 Roper Technologies, Inc 15,624
351,443 * Salesforce, Inc 50,551
315,193 SAP AG. 25,687
105,963 * ServiceNow, Inc 40,013
409,970 * Shopify, Inc (Class A) 11,038
37,192 * Smartsheet, Inc 1,278
451 * Splunk, Inc 34
70,786 * SPS Commerce, Inc 8,794
91,800 Sumisho Computer Systems Corp 1,390
119,055 * SVMK, Inc 692
97,559 * Synopsys, Inc 29,805
66,879 *,e Teradata Corp 2,077
34,608 TTEC Holdings, Inc 1,533
325,598 VMware, Inc (Class A) 34,663
1,119 e Western Union Co 15
91,430 * WEX, Inc 11,606
180,031 Wisetech Global Ltd 5,882
187,252 * Workday, Inc 28,503
9,773 * Workiva, Inc 760
122,223 * Xero Ltd 5,656
336 * Zendesk, Inc 26
TOTAL SOFTWARE & SERVICES 1,249,184
TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
81,708 Avnet, Inc 2,951
3,200 Azbil Corp 83
23,497 Badger Meter, Inc 2,171
71,868 Benchmark Electronics, Inc 1,781

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
150,776 *,e Ciena Corp $ 6,096
1,480,407 Cisco Systems, Inc 59,216
345,281 e Cognex Corp 14,312
64,983 e CTS Corp 2,707
46,072 * ePlus, Inc 1,914
72,841 *,e Fabrinet 6,953
36,066 * FARO Technologies, Inc 990
85,100 Fujifilm Holdings Corp 3,887
1,958,445 Hewlett Packard Enterprise Co 23,462
1,384,094 HP, Inc 34,492
29,100 e Ibiden Co Ltd 796
44,108 *,e Insight Enterprises, Inc 3,635
4,037 * Itron, Inc 170
56,174 Keyence Corp 18,569
246,413 * Keysight Technologies, Inc 38,776
39,615 * Kimball Electronics, Inc 679
170,914 * Knowles Corp 2,080
15,513 *,e Lumentum Holdings, Inc 1,064
8,736 e Methode Electronics, Inc 325
302,569 *,e Microvision, Inc 1,092
4,828 Motorola Solutions, Inc 1,081
236,500 Murata Manufacturing Co Ltd 10,885
61,550 National Instruments Corp 2,323
2,128,338 Nokia Oyj 9,137
3,862 * Novanta, Inc 447
58,300 Omron Corp 2,671
732 * OSI Systems, Inc 53
44,932 *,e PAR Technology Corp 1,327
24,248 *,e Plexus Corp 2,123
64,222 *,e Ribbon Communications, Inc 143
38,330 * Rogers Corp 9,271
5,900 Shimadzu Corp 155
84,364 SYNNEX Corp 6,849
151,500 TDK Corp 4,677
504,631 *,e Trimble Inc 27,386
204,402 * TTM Technologies, Inc 2,694
18,093 * Vishay Precision Group, Inc 535
316,292 e Vontier Corp 5,285
231,370 Xerox Holdings Corp 3,026
105,504 * Zebra Technologies Corp (Class A) 27,643
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 345,912
TELECOMMUNICATION SERVICES - 0.9%
4,985,806 e BT Group plc 6,702
10,000 HKT Trust and HKT Ltd 12
193,536 *,e Iridium Communications, Inc 8,587
562,532 KDDI Corp 16,446
108,559 Koninklijke KPN NV 294
2,960 * Liberty Global plc (Class A) 46
7,192 *,e Liberty Global plc (Class C) 119
2,586 e Lumen Technologies, Inc 19
1,111,209 Orange S. A. 10,050
185,118 Rogers Communications, Inc (Class B) 7,131
3,175,800 Singapore Telecommunications Ltd 5,860
1,298,600 e Softbank Corp 12,968
6,454 Swisscom AG. 3,022
8,252 Tele2 AB (B Shares) 71
394,386 Telefonica Deutschland Holding AG. 797
210,023 Telenor ASA 1,922
1,677,759 TeliaSonera AB 4,832
29,534 e TELUS Corp 587

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
1,448,406 Verizon Communications, Inc $ 54,996
12,305,924 Vodafone Group plc 13,773
TOTAL TELECOMMUNICATION SERVICES 148,234
TRANSPORTATION - 1.7%
115,400 *,e All Nippon Airways Co Ltd 2,171
27 Amerco, Inc 14
47,788 ArcBest Corp 3,476
275,121 * Auckland International Airport Ltd 1,103
620,413 Aurizon Holdings Ltd 1,372
30,796 * Avis Budget Group, Inc 4,572
193,373 Canadian National Railway Co 20,883
63,302 CH Robinson Worldwide, Inc 6,097
1,470,687 CSX Corp 39,179
1,022,763 * Delta Air Lines, Inc 28,699
233,700 East Japan Railway Co 11,985
118,158 Expeditors International of Washington, Inc 10,434
107,386 *,e Grab Holdings Ltd 282
194,900 Hankyu Hanshin Holdings, Inc 5,866
100 Keio Corp 4
111,500 Keisei Electric Railway Co Ltd 3,037
200 Kintetsu Corp 7
44,193 Kuehne & Nagel International AG. 8,999
459 Landstar System, Inc 66
1,885,364 MTR Corp 8,648
82,500 Nippon Express Holdings, Inc 4,193
327,234 e Nippon Yusen Kabushiki Kaisha 5,554
131,980 Norfolk Southern Corp 27,670
59,927 Old Dominion Freight Line 14,908
121,800 SG Holdings Co Ltd 1,668
1,029,849 *,e Singapore Airlines Ltd 3,640
1,569,579 Transurban Group 12,396
318,044 United Parcel Service, Inc (Class B) 51,377
19,000 West Japan Railway Co 726
TOTAL TRANSPORTATION 279,026
UTILITIES - 2.0%
478,619 e Algonquin Power & Utilities Corp 5,229
689 Alliant Energy Corp 37
323,343 American Electric Power Co, Inc 27,953
500,415 APA Group 3,079
1,233,500 CLP Holdings Ltd 9,322
797 CMS Energy Corp 46
218,333 Consolidated Edison, Inc 18,724
23,903 DTE Energy Co 2,750
3,217,265 Enel S.p.A. 13,195
911,108 Energias de Portugal S.A. 3,954
87,671 Eversource Energy 6,835
118,617 Fortis, Inc 4,506
2,047,984 Iberdrola S.A. 19,096
1,905 Mercury NZ Ltd 6
247,549 Meridian Energy Ltd 664
1,142,193 National Grid plc 11,758
202,403 e Naturgy Energy Group S.A. 4,682
760,382 NextEra Energy, Inc 59,622
4,849 Origin Energy Ltd 16
71,195 g Orsted AS 5,674
145,500 Osaka Gas Co Ltd 2,194
242,270 Public Service Enterprise Group, Inc 13,623
589,945 Scottish & Southern Energy plc 9,962
189,253 Sempra Energy 28,377

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
continued
SHARES COMPANY
VALUE
(000)
7,999 e South Jersey Industries, Inc $ 267
583,757 Southern Co 39,695
181,100 Tokyo Gas Co Ltd 3,057
34,209 e UGI Corp 1,106
131,911 WEC Energy Group, Inc 11,797
212,825 Xcel Energy, Inc 13,621
TOTAL UTILITIES 320,847
TOTAL COMMON STOCKS 9,297,409
(Cost $9,108,394)
PREFERRED STOCKS - 0.3%
BANKS - 0.1%
233,115 *,e Federal Home Loan Mortgage Corp (FHLMC) 778
740,991 *,e Federal National Mortgage Association (FNMA) 2,727
490,000 e First Republic Bank 8,737
TOTAL BANKS 12,242
INSURANCE - 0.0%
178,941 Assurant, Inc 3,808
TOTAL INSURANCE 3,808
REAL ESTATE - 0.1%
695,000 Brookfield Property Partners LP 11,815
390,000 e Brookfield Property Partners LP 7,207
TOTAL REAL ESTATE 19,022
UTILITIES - 0.1%
490,000 e Brookfield Infrastructure Partners LP 8,227
308,000 e Brookfield Renewable Partners LP 6,040
TOTAL UTILITIES 14,267
TOTAL PREFERRED STOCKS 49,339
(Cost $88,151)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.4%
GOVERNMENT AGENCY DEBT - 0.3%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/22 9,975
10,000,000 FHLB 0 .000 11/07/22 9,969
5,000,000 FHLB 0 .000 12/21/22 4,963
10,000,000 FHLB 0 .000 02/27/23 9,849
10,000,000 Tennessee Valley Authority (TVA) 0 .000 10/05/22 9,998
TOTAL GOVERNMENT AGENCY DEBT 44,754
TOTAL SHORT-TERM INVESTMENTS 44,754
(Cost $44,800)
REPURCHASE AGREEMENT - 0.7%
122,700,000 r Fixed Income Clearing Corp (FICC) 2 .950 10/03/22 122,700
TOTAL REPURCHASE AGREEMENT 122,700
TOTAL SHORT-TERM INVESTMENTS 122,700
(Cost $122,700)

Portfolio of investments
(unaudited)
CREF Social Choice Account September 30, 2022

College Retirement Equities Fund
concluded
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL ISSUER RATE
MATURITY
DATE
VALUE
(000)
TREASURY DEBT - 0.1%
$ 10,000,000 United States Treasury Bill 0 .000% 10/06/22 $ 9,998
TOTAL TREASURY DEBT 9,998
TOTAL SHORT-TERM INVESTMENTS 9,998
(Cost $10,000)
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
221,897,809 c State Street Navigator Securities Lending Government Money Market Portfolio 3 .070 221,898
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 221,898
TOTAL SHORT-TERM INVESTMENTS 221,898
(Cost $221,898)
TOTAL INVESTMENTS - 100.6% 16,395,426
(Cost $17,219,197)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (104,025)
NET ASSETS - 100.0% $16,291,401
CLP Chilean Peso
CCRC Congregate Care Retirement Center
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
^
Amount represents less than $1,000.
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $244,845,090.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 2.950% dated 9/30/22 to be repurchased at $122,700,000 on 10/3/22, collateralized by Government Agency
Securities, with coupon rates 2.625%–3.250% and maturity dates 5/31/27–6/30/27, valued at $125,154,071.

Notes to portfolios of investments
(unaudited)
College Retirement Equities Fund September 30, 2022

Notes to portfolios of investments (unaudited)
Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds’ investments as of September 30, 2022, based on the inputs used to value them:
Account Level 1 Level 2 Level 3 Total
Stock
Corporate bonds $— $55 $— $55
Common stocks 67,329,699 28,707,178 30,380 96,067,257
Rights/Warrants 13 1,114 23 1,150
Short-term investments — 2,144,355 — 2,144,355
Purchased options 2,008 — — 2,008
Written options* (634) — — (634)
Futures contracts* (73,720) — — (73,720)
Total $67,257,366 $30,852,702 $30,403 $98,140,471
Global Equities
Corporate bonds $— $14 $— $14
Common stocks 13,273,757 6,217,108 1,624 19,492,489
Rights/Warrants 8 2 — 10
Short-term investments — 439,700 — 439,700
Purchased options 1,364 — — 1,364
Written options* (364) — — (364)
Futures contracts* (13,167) — — (13,167)
Total $13,261,598 $6,656,824 $1,624 $19,920,046
Growth
Common stocks $23,980,757 $429,876 $— $24,410,633
Short-term investments 14,718 123,799 — 138,517
Total $23,995,475 $553,675 $— $24,549,150
Equity Index
Common stocks $18,315,067 $6,561 $184 $18,321,812
Short-term investments 370,659 40,990 — 411,649
Futures contracts* (3,387) — — (3,387)
Total $18,682,339 $47,551 $184 $18,730,074

Notes to portfolios of investments
(unaudited)
College Retirement Equities Fund September 30, 2022

Notes to portfolios of investments (unaudited)
concluded
Account Level 1 Level 2 Level 3 Total
Core Bond
Bank loan obligations $— $58,609 $195 $58,804
Corporate bonds — 3,585,746 1,567 3,587,313
Government bonds — 4,839,227 32,391 4,871,618
Structured assets — 1,989,356 330 1,989,686
Preferred stocks 11,564 — — 11,564
Short-term investments 90,174 114,830 — 205,004
Futures contracts* 4,177 — — 4,177
Forward foreign currency contracts* — 7,993 — 7,993
Credit default swap contracts* — 1,897 — 1,897
Total $105,915 $10,597,658 $34,483 $10,738,056
Inflation-Linked Bond
Bank loan obligations $— $36,461 $— $36,461
Corporate bonds — 137,484 — 137,484
Government bonds — 6,739,456 — 6,739,456
Structured assets — 189,506 2,679 192,185
Short-term investments 129,685 4,010 — 133,695
Futures contracts* 5,488 — — 5,488
Total $135,173 $7,106,917 $2,679 $7,244,769
Social Choice
Bank loan obligations $— $26,270 $— $26,270
Corporate bonds — 2,380,593 — 2,380,593
Government bonds — 3,482,370 14,907 3,497,277
Structured assets — 743,198 1,990 745,188
Common stocks 6,857,402 2,439,996 11 9,297,409
Preferred stocks 49,339 — — 49,339
Short-term investments 221,898 177,452 — 399,350
Total $7,128,639 $9,249,879 $16,908 $16,395,426
* Derivative instruments are not reflected in the market value of portfolio investments.
A10944-B (5/22)